As filed with the Securities and Exchange Commission on March __, 2005

                                                   Registration No. 333-________


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       [ ] Pre-Effective Amendment No. __
                       [ ] Post-Effective Amendment No. __


                         PRINCIPAL INVESTORS FUND, INC.
               (Exact name of Registrant as specified in charter)

                   680 8th Street, Des Moines, Iowa 50392-0200
              (Address of Registrant's Principal Executive Offices)

                                  800-247-4123
              (Registrant's Telephone Number, Including Area Code)

                               Michael D. Roughton
                     Counsel, Principal Investors Fund, Inc.
                         711 High Street, Suite 405 West
                           Des Moines, Iowa 50392-0200
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                                 John W. Blouch
                               Dykema Gossett PLLC
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3353
                        202-906-8714; 202-906-8669 (Fax)


Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered:
                     Class A and Class B Common Stock, par value $.01 per share.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on April __, 2005, pursuant to Rule 488.

                         PRINCIPAL INVESTORS FUND, INC.
                                    Form N-14
                              Cross Reference Sheet
            Pursuant to Rule 481(a) under the Securities Act of 1933

Part A.  Information Required in the Prospectus
Form N-14 Item                                             Caption in Proxy Statement/Prospectus
Item 1           Beginning of Registration Statement and   Cover Page
                 Outside Front Cover or Prospectus

Item 2           Beginning and Outside Back Cover Page     Cover Page; Table of Contents
                 of Prospectus

Item 3           Synopsis and Risk Factors                 Overview of Proposed Reorganization; Proposals 1 - 21

Item 4           Information About the Transaction         Letter to Shareholders; Questions and Answers; Overview
                                                           of Proposed Reorganization; Information About the
                                                           Reorganization

Item 5           Information About the Registrant          Letter to Shareholders; Questions and Answers; Overview
                                                           of Proposed Reorganization; Information About the
                                                           Reorganization; Comparative Information About the PMF and
                                                           PIF Funds

Item 6           Information About the Fund Being          Letter to Shareholders; Questions and Answers; Overview
                 Acquired                                  of Proposed Reorganization; Information About the
                                                           Reorganization; Comparative Information About the PMF and
                                                           PIF Funds

Item 7           Voting Information                        Letter to Shareholders; Questions and Answers; Voting
                                                           Information; Appendix E

Item 8           Interest of Certain Persons and Experts   Not Applicable

Item 9           Additional Information Required for       Not Applicable
                 Reoffering by Persons Deemed to be
                 Underwriters

Part B.   Information Required in a Statement of Additional Information
Form N-14 Item                                             Caption in Statement of Information
--------------                                             -----------------------------------
Item 10          Cover Page                                Cover Page

Item 11          Table of Contents                         Table of Contents

Item 12          Additional Information About the          Statement of Additional Information of Principal
                 Registrant                                Investors Fund, Inc., dated March 1, 2005

Item 13          Additional Information About the Fund     Statements of Additional Information of the Acquired
                 Being Acquired                            Funds, dated March 1, 2005

Item 14          Financial Statements                      Financial Statements

Part C.   Other Information
The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                             PRINCIPAL MUTUAL FUNDS
                                 680 8th Street
                           Des Moines, Iowa 50392-0200


                                 April __, 2005

Dear Shareholder:

     A joint special meeting of shareholders of the separate funds collectively and commonly known as the Principal Mutual Funds ("PMF") will be held at 2:00 p.m., Central Daylight Time, on June 16, 2005, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200, to consider a proposed reorganization providing for the combination of each of the PMF Funds (the "Acquired Funds") into a corresponding separate series (each an "Acquiring Fund") of Principal Investors Fund, Inc. ("PIF") (the "Reorganization"). The Reorganization is described in detail in the enclosed Proxy Statement/Prospectus and summarized in the attached information sheet.

     The Board of Directors of each Acquired Fund has unanimously approved the Reorganization and believes that it will benefit you. All the PMF and PIF funds are sponsored by Principal Life Insurance Company and have the same investment advisor, Principal Management Corporation. The Board believes the Reorganization will address the persistent distribution issues of the PMF funds by combining them into the PIF funds, which are experiencing significant net sales. Combining the PMF funds into PIF is intended to create a larger fund family that is expected to achieve economies of scale and operate with greater efficiency and lower overall costs. Each of the Acquired Funds and its corresponding Acquiring Fund have the same or substantially similar investment objectives, and many have the same Sub-Advisors. In most cases, the Acquiring Funds are expected to have the same or lower expense ratios than their corresponding Acquired Funds, and the Acquiring Funds generally have had stronger performance records. Combining the funds will not result in any dilution of the interests of existing shareholders of the Acquired Funds.

     Enclosed you will find a Notice of Special Joint Meeting of Shareholders, a Proxy Statement/Prospectus, and a proxy ballot for the shares of each Acquired Fund owned by you as of March 23, 2005, the record date for the meeting. Also enclosed for additional information is the current PIF Prospectus. Please read these materials carefully. In order for your shares to be voted at the meeting, you are urged promptly to complete and mail your proxy ballot(s) in the enclosed postage-paid envelope, allowing sufficient time for its receipt by June 15, 2005.

     We appreciate your taking the time to respond to this important matter. Your vote is important. If you have any questions regarding the Reorganization or need additional information, please call us toll-free at 1-800- ________.

                                           Sincerely,

                                           /s/ RALPH C. EUCHER
                                           Ralph C. Eucher
                                           President and Chief Executive Officer

                        IMPORTANT INFORMATION TO HELP YOU
                    UNDERSTAND AND VOTE ON THE REORGANIZATION

         Please read the complete Proxy Statement/Prospectus. For your convenience, we are providing this brief overview of the proposed Reorganization on which you are being asked to vote.

What is the Reorganization?

         Under the Reorganization, each of the separate funds of Principal Mutual Funds ("PMF") listed below (each an "Acquired Fund") will be combined into a corresponding separate series (each an "Acquiring Fund") of Principal Investors Fund, Inc. ("PIF"), and each shareholder of an Acquired Fund will become a shareholder of the corresponding Acquiring Fund. A shareholder's position will have the same value both immediately before and immediately after the Reorganization. The shareholders of each Acquired Fund must take the necessary action to approve its combination with the corresponding Acquiring Fund before the combination may be effected. The scheduled effective date for the Reorganization is as of the close of regularly scheduled trading on the New York Stock Exchange on June 30, 2005 (or such other date as may be agreed upon).

                                                                   Corresponding
PMF Acquired Fund                                                  PIF Acquiring Fund

Principal Balanced Fund, Inc.                             --       PIF Disciplined LargeCap Blend Fund
Principal Capital Value Fund, Inc.                        --       PIF LargeCap Value Fund
Principal Partners LargeCap Value Fund, Inc.              --       PIF Partners LargeCap Value Fund
Principal Equity Income Fund, Inc.                        --       PIF Equity Income Fund
Principal Partners Blue Chip Fund, Inc.                   --       PIF Partners LargeCap Blend Fund I
Principal Partners LargeCap Blend Fund, Inc.              --       PIF Partners LargeCap Blend Fund
Principal LargeCap Stock Index Fund, Inc.                 --       PIF LargeCap S&P 500 Index Fund
Principal Growth Fund, Inc.                               --       PIF LargeCap Growth Fund
Principal Partners Equity Growth Fund, Inc.               --       PIF Partners LargeCap Growth Fund I
Principal MidCap Fund, Inc.                               --       PIF MidCap Blend Fund
Principal Partners MidCap Growth Fund, Inc.               --       PIF Partners MidCap Growth Fund
Principal SmallCap Fund, Inc.                             --       PIF SmallCap Blend Fund
Principal Partners SmallCap Growth Fund, Inc.             --       PIF Partners SmallCap Growth Fund II
Principal Real Estate Securities Fund, Inc.               --       PIF Real Estate Securities Fund
Principal Bond Fund, Inc.                                 --       PIF Bond & Mortgage Securities Fund
Principal Government Securities Income Fund, Inc.         --       PIF Government Securities Fund
Principal Tax-Exempt Bond Fund, Inc.                      --       PIF Tax-Exempt Bond Fund
Principal International Fund, Inc.                        --       PIF Diversified International Fund
Principal International SmallCap Fund, Inc.               --       PIF Diversified International Fund
Principal Limited Term Bond Fund, Inc.                    --       PIF High Quality Short-Term Bond Fund
Principal Cash Management Fund, Inc.                      --       PIF Money Market Fund
Principal International Emerging Markets Fund, Inc.       --       PIF International Emerging Markets Fund


What are the reasons for the Reorganization?

         All the PMF and PIF funds are sponsored by Principal Life Insurance Company and have the same investment advisor, Principal Management Corporation (the "Manager"). Combining the PMF funds into PIF is intended to address persistent distribution issues of the PMF funds. Combining the PMF funds into the PIF funds, which are experiencing significant net sales, will create a larger fund family that is expected to achieve economies of scale and operate with greater efficiency and lower overall costs. After the Reorganization, shareholders of the Acquired Funds will have as additional investment options, and will be able to exchange shares with, a number of PIF Funds in addition to the Acquiring Funds. Each of the Acquired Funds and its corresponding Acquiring Fund have the same or substantially similar investment objectives, and many have the same Sub-Advisors. In most cases, the Acquiring Funds are expected to have the same or lower expense ratios than their corresponding Acquired Funds. In those instances in which the expense ratios of an Acquiring Fund, immediately after the Reorganization, are expected to be higher, the Manager has agreed to contractually cap expenses so that they will not exceed pre-combination expenses for a three-year period in the case of the combinations involving the Principal MidCap, Principal Partners MidCap Growth, Principal Partners SmallCap Growth and Principal Tax-Exempt Bond Funds, and for a four-year period in the case of the combination involving the Principal Bond Fund. Although future expense ratios cannot be known, these expense cap periods are intended to keep the total expenses borne by shareholders of these Acquired Funds approximately at or below the same level as they would have been without the Reorganization. In addition, the Acquiring Funds generally have had stronger performance records. The Board of Directors of each Acquired Fund and of PIF have determined that combining the Funds will not result in any dilution of the interests of existing shareholders of the Acquired and Acquiring Funds, respectively. For detailed information about the investment objectives and policies, expense ratios and performance records of the specific funds involved in each fund combination, please refer to the Proxy Statement/Prospectus.

Will I incur any fee in connection with the Reorganization?

         You will not incur directly any fee in connection with the Reorganization. Under the Plan, and because each Acquired Fund will also be electing its Board of Directors, the first $1,000,000 of the expenses relating to holding a shareholders meeting in connection with the proposed Reorganization will be allocated among the Acquired Funds based on the ratio of the open accounts of each Acquired Fund to the open accounts of all the Acquired Funds as of February 28, 2005. The Manager will pay 50% of the balance of the expenses relating to the Reorganization, and the remaining 50% will be allocated among the Acquired Funds in the same manner as the first $1,000,000 of expenses, except that the Manager will pay 100% of such expenses allocated to the following Acquired Funds which are not expected to experience reduced expense ratios as a result of the Reorganization: the Principal Bond Fund, Principal MidCap Fund, Principal Tax-Exempt Bond Fund, Principal Partners LargeCap Value Fund, Principal Partners SmallCap Growth Fund, Principal International Fund and Principal Partners MidCap Growth Fund. Shareholders of each Acquired Fund, will therefore bear indirectly the expenses allocated to and paid by the Acquired Fund.

What happens if a proposed fund combination is not approved?

         If shareholders of an Acquired Fund do not approve the Reorganization, the Reorganization will not take place as to that Acquired Fund, and its Board of Directors will take such action as it deems appropriate and in the best interests of the shareholders of that Fund. Following the Reorganization, Princor Financial Services Corporation ("Princor"), the Funds' principal underwriter, anticipates focusing its marketing efforts on PIF, emphasizing the greater investment choice that PIF offers and the generally lower expense ratios of the PIF Funds. Princor may also consider discontinuing the distribution of shares of the Acquired Funds. Those Acquired Funds that do not approve the Reorganization may experience high expense ratios if assets in those Funds decline.

Following the Reorganization, will shareholders of the Acquired Funds be able to find the daily share values of the Acquiring Funds in newspapers?

         Yes, following the Reorganization, shareholders will be able to find the daily share values for the Acquiring Funds in newspapers, generally under the heading "Principal Investors."

What are the federal income tax implications?

         The transactions contemplated by each fund combination will result in a tax-free "reorganization" under Section 368(a) of the Internal Revenue Code. Each Acquired Fund and its corresponding Acquiring Fund will obtain an opinion from tax counsel to the effect that no gain or loss will be recognized by either Fund or its shareholders in connection with the combination, that your tax cost basis will not change, and that your holding period for the Acquiring Fund securities acquired in the combination will include your holding period for your Acquired Fund shares.

Has the Board of Directors approved the Reorganization?

     Yes. The Board of Directors of each of the Acquired Funds has unanimously approved the Reorganization and recommends that you vote in favor of the Reorganization.

What if there are not enough votes to reach a quorum or a favorable vote on a fund combination by the scheduled date of the shareholder meeting?

     If a quorum or a favorable vote is not obtained for a particular fund combination, the meeting with respect to the affected Acquired Fund may be postponed to allow time to solicit additional proxies from shareholders. We urge you to vote promptly after reviewing the enclosed materials so that the meeting is not delayed and the additional expenses of continued solicitation can be avoided.

How do I vote my shares?

     Voting is easy. You may vote your shares by completing and signing the enclosed proxy ballot and mailing it in the enclosed postage-paid envelope or, if it is more convenient, you may vote by touch-tone telephone or via the Internet. Refer to your proxy ballot for the toll-free telephone number or Internet address. If you need any assistance or have any questions concerning the Reorganization or how to vote your shares, please call 1-800-__________.

How do I sign the proxy ballot?

     Individual Accounts: Shareholders should sign exactly as their names appear in the account registration shown on the proxy ballot.

     Joint Accounts: Either owner may sign, but the name of the person signing should conform exactly to a name that appears in the account registration shown on the proxy ballot.

     All Other Accounts: The person signing must indicate his or her capacity. For example, a trustee for a trust or other entity should sign, "John A. Doe, Trustee."

                             PRINCIPAL MUTUAL FUNDS
                                 680 8th Street
                           Des Moines, Iowa 50392-0200

                 NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 16, 2005

To the Shareholders of the Principal Mutual Funds:

     Principal Balanced Fund, Inc.                          Principal SmallCap Fund, Inc.

     Principal Capital Value Fund, Inc.                     Principal Partners SmallCap Growth Fund, Inc.

     Principal Partners LargeCap Value Fund, Inc.           Principal Real Estate Securities Fund, Inc.

     Principal Equity Income Fund, Inc.                     Principal Bond Fund, Inc.

     Principal Partners Blue Chip Fund, Inc.                Principal Government Securities Income Fund, Inc.

     Principal Partners LargeCap Blend Fund, Inc.           Principal Tax-Exempt Bond Fund, Inc.

     Principal LargeCap Stock Index Fund, Inc.              Principal International Fund, Inc.

     Principal Growth Fund, Inc.                            Principal International SmallCap Fund, Inc.

     Principal Partners Equity Growth Fund, Inc.            Principal Limited Term Bond Fund, Inc.

     Principal MidCap Fund, Inc.                            Principal Cash Management Fund, Inc.

     Principal Partners MidCap Growth Fund, Inc.            Principal International Emerging Markets Fund, Inc.


         Notice is hereby given that a Joint Special Meeting of the Shareholders (the "Meeting") of each of the Principal Mutual Funds will be held at 2:00 p.m., Central Daylight Time, on June 16, 2005, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200. The Meeting is being held to consider and vote on the following proposals as well as any other business that may properly come before the meeting or any adjournment thereof:

Proposal 1          Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    Balanced Fund, Inc. (an "Acquired Fund") into the PIF Disciplined LargeCap Blend Fund (an
                    "Acquiring Fund").
                    (Shareholders of the Principal Balanced Fund will vote on this proposal)
Proposal 2          Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    Capital Value Fund, Inc. (an "Acquired Fund") into the PIF LargeCap Value Fund (an "Acquiring
                    Fund").
                    (Shareholders of the Principal Capital Value Fund will vote on this proposal)
Proposal 3          Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    Partners LargeCap Value Fund, Inc. (an "Acquired Fund") into the PIF Partners LargeCap Value
                    Fund (an "Acquiring Fund").
                    (Shareholders of the Principal Partners LargeCap Value Fund will vote on this proposal)
Proposal 4          Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    Equity Income Fund, Inc. (an "Acquired Fund") into the PIF Equity Income Fund (an "Acquiring
                    Fund").
                    (Shareholders of the Principal Equity Income Fund will vote on this proposal)
Proposal 5          Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    Partners Blue Chip Fund, Inc. (an "Acquired Fund") into the
                    PIF Partners LargeCap Blend Fund I (an "Acquiring Fund").
                    (Shareholders of the Principal Partners Blue Chip Fund will vote on this proposal)
Proposal 6          Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    Partners LargeCap Blend Fund, Inc. (an "Acquired Fund") into the PIF Partners LargeCap Blend
                    Fund (an "Acquiring Fund").
                    (Shareholders of the Principal Partners LargeCap Blend Fund
                    will vote on this proposal)
Proposal 7          Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    LargeCap Stock Index Fund, Inc. (an "Acquired Fund") into
                    the PIF LargeCap S&P 500 Index Fund (an "Acquiring Fund").
                    (Shareholders of the Principal LargeCap Stock Index Fund
                    will vote on this proposal)
Proposal 8          Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    Growth Fund, Inc. (an "Acquired Fund") into the PIF LargeCap Growth Fund (an "Acquiring Fund").
                    (Shareholders of the Principal Growth Fund will vote on this proposal)
Proposal 9          Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    Partners Equity Growth, Inc. (an "Acquired Fund") into the PIF Partners LargeCap Growth Fund I
                    (an "Acquiring Fund").
                    (Shareholders of the Principal Partners Equity Growth will vote on this proposal)
Proposal 10         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    MidCap Fund, Inc. (an "Acquired Fund") into the PIF MidCap Blend Fund (an "Acquiring Fund").
                    (Shareholders of the Principal MidCap Fund will vote on this proposal)
Proposal 11         Approval of Agreement and Plan of Reorganization
                    providing for the combination of the Principal Partners
                    MidCap Growth Fund, Inc. (an "Acquired Fund") into the PIF
                    Partners MidCap Growth Fund (an "Acquiring Fund").
                    (Shareholders of the Principal Partners MidCap Growth Fund
                    will vote on this proposal)
Proposal 12         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    SmallCap Fund, Inc. (an "Acquired Fund") into the PIF SmallCap Blend Fund (an "Acquiring Fund").
                    (Shareholders of the Principal SmallCap Fund will vote on this proposal)
Proposal 13         Approval of Agreement and Plan of Reorganization
                    providing for the combination of the Principal Partners
                    SmallCap Growth Fund, Inc. (an "Acquired Fund") into the PIF
                    Partners SmallCap Growth Fund II (an "Acquiring Fund").
                    (Shareholders of the Principal Partners SmallCap Growth Fund
                    will vote on this proposal)
Proposal 14         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    Real Estate Securities Fund, Inc. (an "Acquired Fund") into the PIF Real Estate Securities Fund
                    (an "Acquiring Fund").
                    (Shareholders of the Principal Real Estate Securities Fund
                    will vote on this proposal)
Proposal 15         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    Bond Fund, Inc. (an "Acquired Fund") into the PIF Bond & Mortgage Securities Fund (an "Acquiring
                    Fund").
                    (Shareholders of the Principal Bond Fund, Inc. will vote on this proposal)
Proposal 16         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    Government Securities Income Fund, Inc. (an "Acquired Fund") into the PIF Government Securities
                    Fund (an "Acquiring Fund").
                    (Shareholders of the Principal Government Securities Income
                    Fund will vote on this proposal)
Proposal 17         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    Tax-Exempt Bond Fund, Inc. (an "Acquired Fund") into the PIF
                    Tax-Exempt Bond Fund (an "Acquiring Fund"). (Shareholders of
                    the Principal Tax-Exempt Bond Fund will vote on this
                    proposal)
Proposal 18         Approval of Agreement and Plan of Reorganization providing for the combination of each of the
                    Principal International Fund, Inc. (an "Acquired Fund") and the Principal International SmallCap
                    Fund, Inc. (an "Acquired Fund") into the PIF Diversified International Fund (an "Acquiring
                    Fund").
                    (Shareholders of the Principal International Fund and
                    Principal International SmallCap Fund will vote separately on this proposal)
Proposal 19         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    Limited Term Bond Fund, Inc. (an "Acquired Fund") into the PIF High Quality Short-Term Bond Fund
                    (an "Acquiring Fund").
                    (Shareholders of the Principal Limited Term Bond Fund will vote on this proposal)
Proposal 20         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    Cash Management Fund, Inc. (an "Acquired Fund") into the PIF Money Market Fund (an "Acquiring
                    Fund").
                    (Shareholders of the Principal Cash Management Fund will vote on this proposal)
Proposal 21         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal
                    International Emerging Markets Fund, Inc. (an "Acquired Fund") into the PIF International
                    Emerging Markets Fund (an "Acquiring Fund").
                    (Shareholders of the Principal International Emerging
                    Markets Fund will vote on this proposal)
Proposal 22         Election of the Board of Directors of each of the Principal Mutual Funds.
                    (Shareholders of each of the Principal Mutual Funds will
                    vote separately on this Proposal)

         The Board of Directors of each of the Principal Mutual Funds recommends that shareholders of the Fund vote FOR the Proposal that pertains to that Fund and FOR the election of all nominees for Director.

         Approval of each Proposal for a fund combination will require the affirmative vote of the holders of at least a "Majority of the Outstanding Voting Securities" (as defined in the accompanying Proxy Statement/Prospectus) of the Acquired Fund. To be elected a Director of a Principal Mutual Fund, a nominee must receive the affirmative vote of the holders of a plurality of the shares voted in the election of Directors at the meeting of the Fund.

         Each shareholder of record at the close of business on March 23, 2005 is entitled to receive notice of and to vote at the meeting.

         Please read the attached Proxy Statement/Prospectus.

                                      By order of the Boards of Directors

                                      /s/ A. S. FILEAN
                                      A. S. Filean
                                      Senior Vice President and Secretary

April __, 2005
Des Moines, Iowa.

     Principal Mutual Funds                   Principal Investors Fund, Inc.
         680 8th Street                               680 8th Street
   Des Moines, Iowa 50392-0200                 Des Moines, Iowa 50392-0200
             ("PMF") ("PIF")
                            -------------------------

                           PROXY STATEMENT/PROSPECTUS

Relating to the Acquisition of All the Assets, Subject to All the Liabilities, of the Acquired Funds (Listed Below), Each a Separate Company and Collectively Known as the Principal Mutual Funds, by and in Exchange for Class A and Class B Shares of the Corresponding Acquiring Funds (Listed Below), Each a Separate Series of Principal Investors Fund, Inc.

         This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors of each of the separate funds known collectively as the Principal Mutual Funds ("PMF") of proxies to be used at a Joint Special Meeting of Shareholders of all of the Acquired Funds listed below to be held at 2:00 p.m., Central Daylight Time on June 16, 2005 at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200 (the "Meeting"). This Proxy Statement/Prospectus is first being mailed to shareholders on or about April __, 2005.

         At the Meeting, shareholders of each Acquired Fund will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") providing for the combination of the Acquired Fund, each a separate company, into a corresponding separate series (each an "Acquiring Fund") of Principal Investors Fund, Inc. ("PIF") (the "Reorganization"). Under the Plan,
(i) all the assets, subject to all of the liabilities, of each Acquired Fund will be transferred to its corresponding Acquiring Fund in exchange for Class A and Class B shares of the Acquiring Fund; (ii) holders of Class A shares of the Acquired Fund will receive that number of Class A shares of the corresponding Acquiring Fund equal in value at the time of the exchange to the value of the holder's Class A shares of the Acquired Fund at such time; (iii) holders of Class B shares of the Acquired Fund will receive that number of Class B shares of the corresponding Acquiring Fund equal in value at the time of the exchange to the value of the holder's Class B shares of the Acquired Fund at such time; and (iv) the Acquired Fund will be liquidated and dissolved. Each combination that is approved by shareholders is expected to become effective as of the close of regularly scheduled trading on the New York Stock Exchange on June 30, 2005. The consummation of each combination of an Acquired Fund into its corresponding Acquiring Fund may occur regardless of whether the consummation of any other combination of an Acquired Fund into an Acquiring Fund occurs. The terms and conditions of the Reorganization are more fully described in this Proxy Statement/Prospectus and in the Agreement and Plan of Reorganization attached hereto as Appendix A.

                                                                   Corresponding
PMF Acquired Fund                                                  PIF Acquiring Fund

Principal Balanced Fund, Inc.                               --     PIF Disciplined LargeCap Blend Fund
Principal Capital Value Fund, Inc.                          --     PIF LargeCap Value Fund
Principal Partners LargeCap Value Fund, Inc.                --     PIF Partners LargeCap Value Fund
Principal Equity Income Fund, Inc.                          --     PIF Equity Income Fund
Principal Partners Blue Chip Fund, Inc.                     --     PIF Partners LargeCap Blend Fund I
Principal Partners LargeCap Blend Fund, Inc.                --     PIF Partners Large Cap Blend Fund
Principal LargeCap Stock Index Fund, Inc.                   --     PIF LargeCap S&P 500 Index Fund
Principal Growth Fund, Inc.                                 --     PIF LargeCap Growth Fund
Principal Partners Equity Growth Fund, Inc.                 --     PIF Partners LargeCap Growth Fund I
Principal MidCap Fund, Inc.                                 --     PIF MidCap Blend Fund
Principal Partners MidCap Growth Fund, Inc.                 --     PIF Partners MidCap Growth Fund
Principal SmallCap Fund, Inc.                               --     PIF SmallCap Blend Fund
Principal Partners SmallCap Growth Fund, Inc.               --     PIF Partners SmallCap Growth Fund II
Principal Real Estate Securities Fund, Inc.                 --     PIF Real Estate Securities Fund
Principal Bond Fund, Inc.                                   --     PIF Bond & Mortgage Securities Fund
Principal Government Securities Income Fund, Inc.           --     PIF Government Securities Fund
Principal Tax-Exempt Bond Fund, Inc.                        --     PIF Tax-Exempt Bond Fund
Principal International Fund, Inc.                          --     PIF Diversified International Fund
Principal International SmallCap Fund, Inc.                 --     PIF Diversified International Fund
Principal Limited Term Bond Fund, Inc.                      --     PIF High Quality Short-Term Bond Fund
Principal Cash Management Fund, Inc.                        --     PIF Money Market Fund
Principal International Emerging Markets Fund, Inc.         --     PIF International Emerging Markets Fund


         This Proxy Statement/Prospectus sets forth concisely the information you should know before voting on the proposed Reorganization. You should retain it for future reference. The Annual and Semi-Annual Reports to Shareholders of PMF and PIF contain additional information about the investments of, respectively, the Acquired Funds and the Acquiring Funds. Copies of these reports, which contain discussions of the market conditions and investment strategies that significantly affected such Funds during their fiscal years ended October 31, 2004, may be obtained at no charge by calling the respective toll free numbers listed below for PMF and PIF.

         The following documents have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference into this Proxy Statement/Prospectus:

-- The Prospectus of PIF (relating to the Acquiring Funds)            A copy of the PIF Prospectus accompanies this
dated April ___, 2005 (the "PIF Prospectus").                         Proxy Statement/Prospectus.

-- The Statement of Additional Information dated April ___,           Copies of the Statement of Additional Information
2005 relating to this Proxy Statement/Prospectus (the                 are available at no charge by writing to PMF at the
"Statement of Additional Information").                               above address or by calling toll free at 1-800-247-4123.

-- The Prospectuses of the Acquired Funds dated March 1,              Copies of the PMF Prospectus and the PMF SAI are
2005 (collectively, the "PMF Prospectus").                            available at no charge by writing to PMF at the
                                                                      above address or by calling toll free at 1-800-247-4123
-- The Statements of Additional Information of the Acquired
Funds dated March 1, 2005 (collectively, the "PMF SAI").

         Shareholders who have questions about the Reorganization or this Proxy Statement/Prospectus may call toll-free at 1-800-_______.

         The Acquired Funds and PIF are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and file reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549-0102 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090). Such materials are also available on the SEC's EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to public info@sec.gov or by writing to the SEC's Public Reference Room.

         The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

         The date of this Proxy Statement/Prospectus is April __, 2005.

                           PROXY STATEMENT/PROSPECTUS

                                Table of Contents

                                                                                                        Page

Introduction...............................................................
Overview of the Proposed Reorganization....................................
Proposal 1         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Balanced Fund, Inc. into the PIF Equity Income Fund...........
Proposal 2         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Capital Value Fund, Inc. into the PIF LargeCap Value Fund.....
Proposal 3         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Partners LargeCap Value Fund, Inc. into the PIF Partners
                   LargeCap Value Fund............................................................
Proposal 4         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Equity Income Fund, Inc. into the PIF Equity Income Fund......
Proposal 5         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Partners Blue Chip Fund, Inc. into the PIF Partners LargeCap
                   Blend Fund I...................................................................
Proposal 6         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Partners LargeCap Blend Fund, Inc. into the PIF Partners
                   LargeCap Blend Fund............................................................
Proposal 7         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal LargeCap Stock Index Fund, Inc. into the PIF LargeCap S&P 500
                   Index Fund.....................................................................
Proposal 8         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Growth Fund, Inc. into the PIF LargeCap Growth Fund...........
Proposal 9         Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Partners Equity Growth Fund, Inc. into the PIF Partners
                   LargeCap Growth Fund I.........................................................
Proposal 10        Approval of Agreement and Plan of Reorganization providing for the combination of the Principal MidCap Fund, Inc. into the PIF MidCap Blend Fund..............
Proposal 11        Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Partners MidCap Growth Fund, Inc. into the PIF Partners
                   MidCap Growth Fund.............................................................
Proposal 12        Approval of Agreement and Plan of Reorganization providing for the combination of the Principal SmallCap Fund, Inc. into the PIF SmallCap Blend Fund..........
Proposal 13        Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Partners SmallCap Growth Fund, Inc. into the PIF Partners
                   SmallCap Growth Fund II........................................................
Proposal 14        Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Real Estate Securities Fund, Inc. into the PIF Real Estate
                   Securities Fund................................................................
Proposal 15        Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Bond Fund, Inc. into the PIF Bond & Mortgage Securities Fund..
Proposal 16        Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Government Securities Income Fund, Inc. into the PIF
                   Government Securities Fund.....................................................
Proposal 17        Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Tax-Exempt Bond Fund,
                   Inc. into the PIF Tax-Exempt Bond Fund..
Proposal 18        Approval of Agreement and Plan of Reorganization providing for the combination of each of the Principal International
                   Fund, Inc. and the Principal International SmallCap Fund,
                   Inc. into the PIF Diversified International Fund..
Proposal 19        Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Limited Term Bond Fund, Inc. into the PIF
                   High Quality Short-Term Bond Fund..............................................
Proposal 20        Approval of Agreement and Plan of Reorganization providing for the combination of the Principal Cash Management Fund, Inc. into the PIF
                    Money Market Fund.............................................................
Proposal 21        Approval of Agreement and Plan of Reorganization providing for the combination of the Principal International Emerging Markets Fund, Inc. into the PIF
                   International Emerging Markets Fund............................................
Proposal 22        Election of the Board of Directors of each of the Principal Mutual Funds........

Information About the Reorganization............................................
     Agreement and Plan of Reorganization.......................................
     Reasons for the Reorganization.............................................
     Board Consideration of the Reorganization..................................
     Description of Securities to Be Issued.....................................
     Federal Income Tax Consequences............................................
Capitalization..................................................................
Comparative Information About the PMF and PIF Funds.............................
     Multiple Classes of Shares.................................................
     Rule 12b-1 Fees............................................................
     Costs of Investing.........................................................
     Purchases, Redemptions and Exchanges of Shares.............................
     Dividends and Distributions................................................
     Fundamental Investment Restrictions........................................
     Location of Further Information About the Funds............................
Voting Information..............................................................
Legal Matters...................................................................
Financial Statements............................................................
Other...........................................................................

Appendix A -  Agreement and Plan of Reorganization.............................
Appendix B -  Comparison of Fundamental Investment Restrictions................
Appendix C -  Debt Security Ratings............................................
Appendix D -- Audit and Nominating Committee Charter...........................
Appendix E -  Outstanding Shares and Share Ownership...........................

                                  INTRODUCTION

         This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors of each of the PMF Acquired Funds of proxies to be used at a Joint Special Meeting of Shareholders of all the Acquired Funds to be held at 2:00 p.m., Central Daylight Time on June 16, 2005 at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200. The purpose of the Meeting is for the shareholders of each Acquired Fund to consider the proposed Reorganization providing for the combination of the Acquired Fund into its corresponding Acquiring Fund, each a separate series of PIF. Each shareholder of record of an Acquired Fund at the close of business on March 23, 2005 (the "Record Date") is entitled to one vote at the Meeting for each share (and fractional votes for fractional shares) of the Acquired Fund held.

         PMF and PIF. Each of the PMF Acquired Funds is a Maryland corporation and an open-end management investment company, commonly known as a mutual fund, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Acquired Funds (except the Principal LargeCap Stock Index Fund and the Principal Limited Term Bond Fund) are offered to the public in two classes: Class A shares and Class B shares. The Principal LargeCap Stock Index Fund and the Principal Limited Term Bond Fund offer only Class A shares. PIF is also a Maryland corporation and an open-end management investment company registered under the 1940 Act. PIF is a "series" mutual fund and currently offers 54 separate series, or portfolios, including the Acquiring Funds. The shares of the Acquiring Funds are currently offered in a number of classes mainly to retirement plans and individual retirement accounts. In connection with the Reorganization, most of the Acquiring Funds will issue two new classes of shares, Class A shares and Class B shares, and after the Reorganization will offer these new shares to the public as well as continuing to sell their current classes of shares to retirement plans and individual retirement accounts. See "Comparative Information About the PMF and PIF Funds - Multiple Classes of Shares" below.

         Following the Reorganization, certain series of PIF in addition to the Acquiring Funds will also offer new Class A shares and will be available to former shareholders of the Acquired Funds for purposes of exchanging their shares of the Acquiring Funds and as additional investment options. These PIF series are:

PIF Partners LargeCap Growth Fund II    PIF Preferred Securities Fund   PIF LifeTime 2030 Fund*
PIF Partners MidCap Value Fund*         PIF Inflation Protection Fund   PIF LifeTime 2040 Fund*
PIF SmallCap Value Fund*                PIF LifeTime 2010 Fund          PIF LifeTime 2050 Fund
PIF Partners MidCap Growth Fund I       PIF LifeTime 2020 Fund*         PIF LifeTime Strategic Income Fund
---------------

* Following the Reorganization, these series will also offer Class B shares.

             The sponsor of each of the Acquired Funds and of PIF is Principal Life Insurance Company ("Principal Life"), the investment advisor to each of the Acquired and Acquiring Funds is Principal Management Corporation (the "Manager") and the principal underwriter for the Acquired Funds and for PIF is Princor Financial Services Corporation ("Princor"). Principal Global Investors LLC ("Principal Global") is the Sub-Advisor for many of the Acquired and Acquiring Funds. Principal Life, an insurance company organized in 1879 under the laws of Iowa, the Manager, Princor and Principal Global are indirect, wholly-owned subsidiaries of Principal Financial Group, Inc. Their address is the Principal Financial Group, Des Moines, Iowa 50392-0200.

          Investment Management. The Manager has entered into a Management Agreement with each of the Acquired Funds and with PIF with respect to each of the Acquiring Funds. In each Management Agreement, the Manager agrees to provide investment advisory services and certain corporate administrative services to the Fund. As permitted by the Management Agreements, the Manager has entered into Sub-Advisory Agreements with Sub-Advisors with respect to many of the Funds. Under a Sub-Advisory Agreement, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. Sub-Advisors are compensated by the Manager, not by the Funds. The Manager is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Each of the Sub-Advisors to the Acquired Funds and the Acquiring Funds is also registered as an investment advisor under the Advisers Act or is exempt from such registration.

                     OVERVIEW OF THE PROPOSED REORGANIZATION

         Form and Consequence of the Reorganization. At a meeting held on February 24, 2005, the Board of Directors of each of the Acquired Funds, including all the Directors who are not "interested persons" (as defined in the 1940 Act) of each Acquired Fund (the "Independent Directors"), unanimously approved an Agreement and Plan of Reorganization (the "Plan") providing for the combination of each Acquired Fund into its corresponding Acquiring Fund (each, a "Combination"). In connection with each Combination, under the Plan, (i) all the assets, subject to all the liabilities, of the Acquired Fund will be transferred to its corresponding Acquiring Fund in exchange for Class A and Class B shares of the Acquiring Fund; (ii) holders of Class A shares of the Acquired Fund will receive that number of Class A shares of the corresponding Acquiring Fund equal in value at the time of the exchange to the value of the holder's Class A shares of the Acquired Fund at such time; (iii) holders of Class B shares of the Acquired Fund will receive that number of Class B shares of the corresponding Acquiring Fund equal in value at the time of the exchange to the value of the holder's Class B shares of the Acquired Fund at such time; and (iv) the Acquired Fund will be liquidated and dissolved.

         As a result of the Reorganization, shareholders of the Acquired Funds will become shareholders of the Acquiring Funds as follows:

           If you own shares of the . . .                   You will receive shares of the . . .

Principal Balanced Fund                               PIF Disciplined LargeCap Blend Fund
Principal Capital Value Fund                          PIF LargeCap Value Fund
Principal Partners LargeCap Value Fund                PIF Partners LargeCap Value Fund
Principal Equity Income Fund                          PIF Equity Income Fund
Principal Partners Blue Chip Fund                     PIF Partners LargeCap Blend Fund I
Principal Partners LargeCap Blend Fund                PIF Partners LargeCap Blend Fund
Principal LargeCap Stock Index Fund                   PIF LargeCap S&P 500 Index Fund
Principal Growth Fund                                 PIF Large Growth Fund
Principal Partners Equity Growth Fund                 PIF LargeCap Growth Fund I
Principal MidCap Fund                                 PIF MidCap Blend Fund
Principal Partners MidCap Growth Fund                 PIF Partners MidCap Growth Fund
Principal SmallCap Fund                               PIF SmallCap Blend Fund
Principal Partners SmallCap Growth Fund               PIF Partners SmallCap Growth Fund II
Principal Real Estate Securities Fund                 PIF Real Estate Securities Fund
Principal Bond Fund                                   PIF Bond & Mortgage Securities Fund
Principal Government Securities Income Fund           PIF Government Securities Fund
Principal Tax-Exempt Bond Fund                        PIF Tax-Exempt Bond Fund
Principal International Fund                          PIF Diversified International Fund
Principal International SmallCap Fund                 PIF Diversified International Fund
Principal Limited Term Bond Fund                      PIF High Quality Short-Term Bond Fund
Principal Cash Management Fund                        PIF Money Market Fund
Principal International Emerging Markets Fund         PIF International Emerging Markets Fund


     In each Combination, the Acquiring Fund will issue a number of shares with a total value equal to the total value of the net assets of its corresponding Acquired Fund, and each shareholder of the Acquired Fund will receive the number of full and fractional shares of the Acquiring Fund with a total value equal to the total value of that shareholder's shares of the Acquired Fund, as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization, which is currently expected to be June 30, 2005 (the "Closing Date").

     No gain or loss will be recognized by any Acquired Fund, Acquiring Fund or shareholder of an Acquired Fund for federal income tax purposes as a result of the Reorganization. See "Information About the Reorganization -- Federal Income Tax Consequences."

     The Reorganization will not result in any material change in the purchase, redemption and exchange procedures followed with respect to shares. See "Comparative Information About the PMF and PIF Funds - Purchases, Redemptions and Exchanges of Shares."

     Each Combination that is approved by shareholders of an Acquired Fund is expected to become effective as of the close of trading on the New York Stock Exchange on the Closing Date (the "Effective Time"). The impact of a Combination on an Acquiring Fund is reflected in the information provided under "Capitalization" below. Completion of the Reorganization as to any Acquired Fund is not contingent on approval by shareholders of the corresponding Acquiring Fund.

     Reasons for the Reorganization. Combining the PMF Acquired Funds into PIF is intended to address persistent distribution issues of the PMF Funds by combining them into PIF Funds, which are experiencing significant net sales, and to create a larger family of funds sponsored by Principal Life and managed by the Manager that is expected to achieve economies of scale and operate with greater efficiency and lower overall costs. As described above, after the Reorganization, shareholders of the Acquired Funds will have as additional investment options, and will be able to exchange their shares with, a number of PIF Funds in addition to the Acquiring Funds. Each of the Acquired Funds and its corresponding Acquiring Fund have the same or substantially similar investment objectives, and many have the same Sub-Advisors. In most cases, the Acquiring Funds are expected to have the same or lower expense ratios than their corresponding Acquired Funds. In those instances in which the expense ratios of an Acquiring Fund are expected to be higher immediately after the Reorganization, the Manager has agreed to contractually cap expenses so that they will not exceed pre-Combination expenses for a three-year period in the case of the Combinations involving the Principal MidCap, Principal Partners MidCap Growth, Principal Partners SmallCap Growth and Principal Tax-Exempt Bond Funds, and for a four-year period in the case of the Combination involving the Principal Bond Fund. Although future expense ratios cannot be known, these expense cap periods are intended to keep the total expenses borne by shareholders of these Acquired Funds approximately at or below the same level as they would have been without the Reorganization. In addition, the Acquiring Funds generally have had stronger performance records. The discussion below of each Proposal contains detailed information about the investment objectives and policies, expense ratios and performance records of the specific Funds involved in each Combination.

     With respect to each Combination, the Acquired Fund's Board believes that the expected advantages to shareholders outweigh any disadvantages, that the Combination will be in the best interests of shareholders, and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Combination. Factors that the Board considered in deciding to approve the Reorganization generally are discussed below under "Information About the Reorganization - Board Consideration of the Reorganization."
Particular factors that the Board considered in approving each individual Combination of an Acquired Fund are discussed with respect to the Proposal dealing with that Combination under "Board Consideration of Combination."

     The Board of PIF believes that each Combination is in the best interests of the existing shareholders of the Acquiring Funds and will not dilute the interests of those shareholders.

     Election of Board of Directors of Acquired Funds. Although the Reorganization contemplates that all the Acquired Funds will be combined into PIF and will thereafter no longer operate as separate funds, it is possible that shareholders of one or more of the Acquired Funds will not approve the Reorganization and that any such Fund will consequently continue as a separate fund pending further action by its Board of Directors. The Board of Directors of each of the Acquired Funds has determined that, in view of such possibility and to avoid the expense of having another proxy solicitation and shareholders meeting following the Reorganization, the shareholders of each Acquired Fund will also be asked at the Meeting to elect the Board of Directors of that Fund. Each person who is a current Director and nominee for election to the Board of Directors of an Acquired Fund is also a Director of PIF. See Proposal 22 ("Election of the Board of Directors of each of the Principal Mutual Funds").

     PIF Shareholders Meeting. The Board of Directors of PIF, at a meeting held on February 24, 2005, called a meeting of shareholders of PIF for May 26, 2005 at which the shareholders of PIF will be asked to approve a number of matters (the "PIF Shareholders Meeting"). The matters relating to one or more of the Acquiring Funds include proposals to:

(i) reclassify the investment objective of each of the Acquiring Funds from a "fundamental" investment policy, which may not be changed without shareholder approval, to a "non-fundamental" investment policy which may be changed by the Board without shareholder approval;

(ii) amend the PIF Articles of Incorporation to permit the PIF Board of Directors, without shareholder approval: (a) to approve combinations involving the PIF Funds; (b) to liquidate the assets attributable to a PIF Fund or a class of shares thereof and terminate such Fund or class of shares; and (c) to designate a class of shares of a PIF Fund as a separate series or PIF Fund, all for purposes of facilitating future combinations of PIF Funds that the PIF Board determines are in the best interests of the affected shareholders (see "Information About the Reorganization - Description of Securities to Be Issued");

(iii) amend the fundamental investment restriction of each Acquiring Fund with respect to borrowing to authorize each Acquiring Fund to borrow to the maximum extent permitted by the 1940 Act (see "Comparative Information About the PMF and PIF Funds - Fundamental Investment Restrictions");

(iv) permit the Manager to select and contract with Sub-Advisors (other than Sub-Advisors affiliated with the Manager), after approval by the PIF Board but without shareholder approval, for the following Acquiring Funds: the PIF LargeCap Growth, LargeCap Value, LargeCap S&P 500 Index, MidCap Blend, SmallCap Blend, Real Estate Securities, Bond & Mortgage Securities, Government Securities, Diversified International, High Quality Short-Term Bond, Money Market and International Emerging Markets Funds (the shareholders of each of the corresponding Acquired Funds, except for the Principal LargeCap Stock Index Fund, have previously authorized these procedures with respect to the Acquired
Fund) (it is expected that, prior to the Reorganization, the initial shareholders of the PIF Equity Income and Tax-Exempt Bond Funds will also approve such procedures; the shareholders of each of the corresponding Acquired Funds have also previously authorized these procedures with respect to the Acquired Fund); and

(v) approve: (a) a sub-advisory agreement appointing Columbus Circle Investors ("CCI") as the new Sub-Advisor to the PIF LargeCap Growth Fund (see Proposal
8);.(b) sub-sub-advisory agreements appointing Spectrum Asset Management, Inc. ("Spectrum") and Principal Real Estate Investors, LLC ("Principal-REI") as new sub-sub-advisors to the PIF Equity Income Fund (see Proposal 4); and (c) sub-sub-advisory agreements appointing Spectrum and Post Advisory Group, LLC ("Post") as new sub-sub-advisors to the PIF Bond & Mortgage Securities Fund (see Proposal 15). Each of CCI, Spectrum, Post and Principal-REI is an affiliate of the Manager.

     The impact of certain of these proposals on a particular Combination is discussed under the Proposal with respect to that Combination. The impact of other proposals is discussed as indicated above under "Information About the Reorganization" or "Comparative Information About the PMF and PIF Funds."

                                   PROPOSAL 1

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
                COMBINATION OF THE PRINCIPAL BALANCED FUND, INC.
                  INTO THE PIF DISCIPLINED LARGECAP BLEND FUND
                         (Principal Balanced Fund Only)

                                    Overview

         Shareholders of the Principal Balanced Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF Disciplined LargeCap Blend Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds


                  Principal Balanced Fund, Inc.                PIF Disciplined LargeCap Blend Fund
                      (Acquired Fund)                                 (Acquiring Fund)
Business           A separate fund.                                 A separate series of PIF.

Net assets as of   $101,008,129                                     $248,016,738
10/31/2004:

Investment         Principal Global is the Sub-Advisor to both Funds.
Sub-Advisor:

Portfolio          The portfolio managers for the Acquired Fund     The portfolio managers for the Acquiring Fund
Managers:          are:                                             are:
                   --Paul A. Dow, CFA, managing director of U.S.    --Mustafa Sagun, CFA, manager of quantitative
                   equities.                                        research.
                   --Dirk Laschanzky, CFA, portfolio manager.       --Jeffrey A. Schwarte, CFA, associate
                                                                    portfolio manager and equity analyst.

Investment         The Acquired Fund seeks to generate a total      The Acquiring Fund seeks long-term growth of
Objectives:        return consisting of current income and          capital.
                   long-term growth of capital.

Main Investment    The Acquired Fund seeks growth of capital and    The Acquiring Fund invests primarily in
Strategies:        current income by investing primarily in         common stocks of large capitalization
                   common stocks and corporate bonds.  It may       companies. Under normal market conditions,
                   also invest in other equity securities,          the Fund invests at least 95% of its assets
                   government bonds and notes and cash.  Though     in common stocks of companies with large
                   the percentages in each category are not         market capitalizations (those with market
                   fixed, common stocks generally represent 40%     capitalizations similar to companies in the
                   to 70% of the Fund's assets.  The remainder of   S&P 500 Index) (as of December 31, 2004, this
                   the Fund's assets is invested in bonds and       range was between $749 million and $386
                   cash.                                            billion) at the time of purchase. Market
                                                                    capitalization is defined as total current
                   In selecting common stocks, the Sub-Advisor      market value of a company's outstanding
                   looks for companies with predictable earnings    common stock.
                   which are believed to be undervalued. In
                   response to changes in economic conditions,      In selecting securities for investment, the
                   the Sub-Advisor may change the make-up of the    Sub-Advisor looks at stocks with value and/or
                   portfolio and emphasize different market         growth characteristics and constructs an
                   sectors by buying and selling portfolio stocks.  investment portfolio that has a "blend" of stocks with these characteristics. In
                   The Fund may invest up to 20% of its assets in   managing the assets of the Fund, the
                   securities of foreign companies.                 Sub-Advisor does not have a policy of
                                                                    preferring one of these categories to the
                   Fixed-income securities are purchased to         other. The value orientation emphasizes
                   generate income and for capital appreciation     buying stocks at less than their investment
                   purposes when the Sub-Advisor believes           value and avoiding stocks whose price has
                   declining interest rates may increase market     been artificially built up. The growth
                   value.  Deep discount bonds (those selling at    orientation emphasizes buying stocks of
                   a substantial discount from their face amount)   companies whose potential for growth of
                   may also be purchased.  The Fund may also        capital and earnings is expected to be above
                   invest in bonds with speculative                 average.
                   characteristics but does not intend to invest
                   more than 10% of its assets in securities        The Sub-Advisor believes that changes in
                   rated below BBB by Standard & Poor's Rating      market expectations drive stock prices. Early
                   Service or Baa by Moody's Investor Service,      identification of improving business
                   Inc.                                             fundamentals, early identification of positive
                                                                    change in expectations regarding future
                                                                    profitability of companies and paying prices
                                                                    that are below "fair value" for these stocks
                                                                    will result in investment management success.
                                                                    The Sub-Advisor's investment process is
                                                                    designed to  systematically identify stocks
                                                                    with desirable characteristics and combine
                                                                    these stocks in a risk-managed portfolio to
                                                                    maximize return potential by controlling risk.

Fundamental        Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment         changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:      deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments and short sales of securities. For a comparison of the fundamental restrictions of the Funds, see Appendix B to this Proxy
                   Statement/Prospectus. See also "Comparative Information About the PMF and PIF Funds -
                   Fundamental Investment Restrictions."

Temporary          For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive          may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:         certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt instruments without a fixed maturity).
                   In addition, both Funds may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such defensive measures, either Fund may fail to achieve its investment objective.

     Although the Acquired and Acquiring Funds have similar investment objectives and strategies in that both seek long-term growth of capital by investing in common stocks and other equity securities and both may invest in foreign securities, the Acquired Fund also has current income as an objective and may invest in government and corporate bonds to a larger extent than the Acquiring Fund.

     The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisors can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

     For an explanation of debt securities ratings with respect to the Principal Balanced Fund, see Appendix C to this Proxy Statement/Prospectus.

     The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                                       Principal                PIF Disciplined
                                                                     Balanced Fund            LargeCap Blend Fund
                                                                    (Acquired Fund)             (Acquiring Fund)

                                                                  Class A       Class B      Class A       Class B
                                                                  -------       -------      -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                      5.75%(1)        None        5.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(2)      4.00%(3)      0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a % of amount
redeemed/exchanged):                                            1.00%(4)(5)    1.00%(5)    1.00%(4)(5)     1.00%(5)
---------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the Effective Time of the Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Balanced Fund                         Class A         0.60%         0.20%        0.46%          1.26%
(Acquired Fund)                                 Class B         0.60%         0.93%        0.54%          2.07%

PIF Disciplined LargeCap Blend Fund             Class A         0.60%         0.20%        0.41%          1.21%
(Acquiring Fund)                                Class B         0.60%         0.93%        0.47%          2.00%


Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Balanced Fund                       Class A              $696           $952        $1,227        $2,010
(Acquired Fund)                               Class B              $651          $1,064       $1,493        $2,716

PIF Disciplined LargeCap Blend Fund           Class A              $691           $937        $1,202        $1,957
(Acquiring Fund)                              Class B              $615           $955        $1,310        $2,028

If you do not sell your shares at the end of the period:
Principal Balanced Fund                       Class A              $696           $952        $1,227        $2,010
(Acquired Fund)                               Class B              $210           $649        $1,114        $2,095

PIF Disciplined LargeCap Blend Fund           Class A              $691           $937        $1,202        $1,957
(Acquiring Fund)                              Class B              $203           $627        $1,078        $2,028

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

         Principal Balanced Fund               PIF Disciplined LargeCap Blend Fund
             (Acquired Fund)                             (Acquiring Fund)

     0.60% of the first $100 million;            0.60% of the first $500 million;
     0.55% of the next $100 million;             0.58% of the next $500 million;
     0.50% of the next $100 million;           0.56% of the next $500 million; and
   0.45% of the next $100 million; and       0.55% of the excess over $1.5 billion of
 0.40% of the excess over $400 million of           average daily net assets.
        average daily net assets.

         Principal Global, the Sub-Advisor to both the Acquired and Acquiring Funds, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services, the Sub-Advisor is paid a fee by the Manager, and not by either Fund.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Although the Acquired and Acquiring Funds have substantially similar risks insofar as they both seek long-term growth of capital by investing in common stocks and other equity securities and both invest in foreign securities, the Acquired Fund also has current income as an investment objective and may invest in government and corporate bonds to a greater extent than the Acquiring Fund, which exposes the Acquiring Fund to different risks. The main risks of the Funds include:

Risks applicable to both Funds:
Market                 Because the Funds purchase equity securities, they are subject to the risk that stock prices
Risk:                  will fall over short or extended periods of time.  Individual companies may report poor results or be negatively effected by industry and/or
                       economic trends and developments. In response, the price
                       of securities issued by such companies may decline. These
                       factors contribute to price volatility.

Foreign Securities     Both Funds may invest in foreign securities, which carry risks that are not generally found
Risk:                  in stocks of U.S. companies.  These risks include the loss of value as a result of political, financial, and economic events in foreign countries.  In addition, foreign securities may be subject to less stringent accounting and disclosure standards than are required of U.S.
                       companies.

Risks applicable to the Acquired Fund:
Fixed-Income           Fixed-income security values change daily.  Their prices reflect changes in interest rates,
Securities             market conditions and announcements of other economic, political or financial information.
Risk:                  Securities held by the Fund may be affected by factors such as changing interest rates.  When interest rates rise, the value of fixed-income securities
                       will generally fall. Conversely, a drop in interest rates
                       will generally cause an increase in the value of
                       fixed-income securities.

U.S. Government        This Fund may invest in debt and mortgage-backed securities
Sponsored              issued by government-sponsored enterprises such as the
Securities Risks:      Federal Home Loan Mortgage Corporation, the Federal National Mortgage
                       Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Market Segment Risk:   Because this Fund invests in both stocks
                       and bonds, it may underperform stock funds when stocks
                       are in favor and underperform bond funds when bonds are
                       in favor.

Risks applicable to the Acquiring Fund:
Market Segment Risk:   The Acquiring Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to the equity markets as a whole.  The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risk than securities that do not have the same potential.  The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise or fall, the Fund's share price changes.  If you sell your shares when their value is less that the price you paid, you will lose money.


         The primary risks of investing in the Acquired and Acquiring Funds also differ in that the Acquiring Fund may have a slightly greater exposure to foreign securities risk because a larger portion of the Acquiring Fund's portfolio may be invested in foreign securities.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                              Past       Past      Past 10     Life of     Inception
                                                             1 Year     5 Years     Years       Fund         Date
Principal Balanced Fund (Acquired Fund)*
Class A         (before taxes)                                9.32%      0.42%      6.45%        N/A      12/18/1987
                (after taxes on distributions)**              8.88%     -0.26%      4.77%        N/A
                (after taxes on distributions and sale of     6.27%     -0.02%      4.69%        N/A
                shares)

Class B                                                       8.44%     -0.34%      5.87%        N/A      12/09/1994

PIF Disciplined LargeCap Blend Fund (Acquiring Fund)
Institutional Class                                                                                       12/30/2002
--Class A (before taxes)                                     12.16%       N/A        N/A       19.57%
                (after taxes on distributions)**             11.98%       N/A        N/A       18.98%
                (after taxes on distributions and sale of     8.11%       N/A        N/A       16.58%
                shares)

--Class B                                                    11.28%       N/A        N/A       18.63%

------------------
* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--Although the Acquired Fund and the Acquiring Fund have some differences in investment objectives, policies and risks, the Board determined that, of all the series of PIF, the Acquiring Fund offered the best opportunity for affording shareholders of the Acquired Fund a reasonable measure of continuity in their investment expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization;

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Principal Global, the Sub-Advisor to the Acquired Fund, is also the Sub-Advisor to the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services;

--The Acquiring Fund has a higher investment management fee rate structure than, but at current asset levels the management fee rate is the same as that of, the Acquired Fund, and the Acquiring Fund is expected to have lower overall expense ratios than the Acquired Fund;

-- The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during their common period of existence has outperformed the Acquired Fund; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 2

           APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING
     FOR THE COMBINATION OF THE PRINCIPAL CAPITAL VALUE FUND, INC. INTO THE
                             PIF LARGECAP VALUE FUND
                       (Principal Capital Value Fund Only)

                                    Overview

         Shareholders of the Principal Capital Value Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF LargeCap Value Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds


                 Principal Capital Value Fund, Inc.                   PIF LargeCap Value Fund
                        (Acquired Fund)                                    (Acquiring Fund)
Business              A separate fund.                                A separate series of PIF.

Net assets as         $338,795,730                                    $122,245,412
of 10/31/2004:

Investment            Principal Global is the Sub-Advisor to both Funds.
Sub-Advisor and
Portfolio Manager:    The portfolio manager for both Funds is John Pihlblad, CFA, director of quantitative portfolio management.

Investment            Both the Acquired Fund and the Acquiring Fund seek to provide long-term capital growth.  In
Objectives:           addition, the Acquired Fund has a secondary investment objective of growth of investment income.

Main Investment       Both Funds invest primarily in common stock and other equity securities of large capitalization
Strategies:           companies.  Under normal market conditions, each Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations, at the time of purchase, similar to companies in the Russell 1000 Value Index (as of December 31, 2004, this range was between $495 million and $385 billion). Up to 20% of the Acquired Fund's total assets may be invested in foreign securities, whereas up to 25% of the Acquiring Fund's total assets may be invested in foreign securities.

                      Both Funds invest in stocks that, in the opinion of the Sub-Advisor, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market.
                      Securities for each Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
                    o    determination  that a stock is  selling  below its fair
                         market value;
                    o    early recognition of changes in a company's underlying fundamentals;
                    o    evaluation  of  the   sustainability   of   fundamental changes; and
                    o    by  monitoring  a  stock's   behavior  in  the  market, evaluation of the timeliness of the investment.

                      The Sub-Advisor focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Its constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However both Funds are actively managed and are prepared to over- or under-
                      weight sectors and industries differently from the benchmark.

Fundamental           Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment            changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:         deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments and short sales of securities. For a comparison of the fundamental restrictions of the Funds, see Appendix B to this Proxy
                      Statement/Prospectus. See also "Comparative Information About the PMF and PIF Funds -
                      Fundamental Investment Restrictions."

Temporary Defensive   For temporary defensive purposes in times of unusual or adverse market conditions, both the
Investing:            Acquired Fund and the Acquiring Fund may invest without limit in cash and cash equivalents
                      (which include bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt instruments without a fixed maturity). In addition, both Funds may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such defensive measures, either Fund may fail to achieve its investment objective.

         Although the Acquired Fund, but not the Acquiring Fund, has a secondary investment objective of growth of investment income, both Funds have the same principal investment objective and the same investment policies, pursue the same investment strategies and invest in the same kinds of securities.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing" below.

                                                                       Principal                  PIF LargeCap
                                                                   Capital Value Fund              Value Fund
                                                                    (Acquired Fund)             (Acquiring Fund)

                                                                  Class A       Class B      Class A       Class B
                                                                  -------       -------      -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                      5.75%(1)        None        5.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(2)      4.00%(3)      0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a % of amount                    1.00%(4)(5)    1.00%(5)    1.00%(4)(5)     1.00%(5)
redeemed/exchanged):

--------------------
(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the Effective Time of the Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Capital Value Fund                    Class A         0.59%         0.14%        0.22%          0.95%
(Acquired Fund)                                 Class B         0.59%         0.73%        0.32%          1.64%

PIF LargeCap Value Fund                         Class A         0.45%         0.14%        0.20%          0.79%
(Acquiring Fund)                                Class B         0.45%         0.73%        0.31%          1.49%


Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Capital Value Fund                  Class A              $666           $860        $1,070        $1,674
(Acquired Fund)                               Class B              $580           $849        $1,128        $1,673

PIF LargeCap Value Fund                       Class A              $651           $813         $989         $1,497
(Acquiring Fund)                              Class B              $566           $804        $1,051        $1,501

If you do not sell your shares at the end of the period:
Principal Capital Value Fund                  Class A              $666           $860        $1,070        $1,674
(Acquired Fund)                               Class B              $167           $517         $892         $1,673

PIF LargeCap Value Fund                       Class A              $651           $813         $989         $1,497
(Acquiring Fund)                              Class B              $152           $471         $813         $1,501

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

         Principal Capital Value Fund                         PIF LargeCap Value Fund
                (Acquired Fund)                                   (Acquiring Fund)

       0.60% of the first $250 million;                   0.45% of the first $500 million;
       0.55% of the next $250 million;                    0.43% of the next $500 million;
       0.50% of the next $250 million;                   0.41% of the next $500 million; and
     0.45% of the next $250 million; and                0.40% of the excess over $1.5 billion
     0.40% of the excess over $1 billion of                 of average daily net assets.
            average daily net assets.

         Principal Global, the Sub-Advisor to both the Acquired and Acquiring Funds, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services, the Sub-Advisor is paid a fee by the Manager, and not by either Fund.

         At the PIF Shareholders Meeting, shareholders of the Acquiring Fund will be asked to approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by shareholders of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The shareholders of the Acquired Fund have previously approved granting the Manager comparable authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek long-term capital appreciation by investing primarily in a diversified mix of the common stocks and equity securities of companies with large market capitalizations, they have substantially the same risks. The main risks include:

Stock                  Because they both purchase equity securities, the Funds are subject to the risk that stock
Market                 prices will fall over short or extended periods of time.
Risk:                  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
                       In response, the price of securities issued by such
                       companies may decline. These factors contribute to price
                       volatility, which is the principal risk of investing in
                       the Funds.

Foreign Securities     The Funds may invest in foreign securities, which carry risks that are not generally found in
Risk:                  stocks of U.S. companies.  These risks include the loss of value as a result of political, financial, and economic events in foreign countries.  In addition, foreign securities may be subject to less stringent accounting and disclosure standards than are required of U.S.
                       companies.

Market Segment Risk:   Both of the Funds are subject to the risk
                       that their principal market segment, large capitalization
                       value stocks, may underperform compared to other market
                       segments or to the equity markets as a whole. The value
                       of each Fund's securities may fluctuate on a daily basis.
                       As with all mutual funds, as the value of each Fund's
                       assets rise or fall, the Fund's share price changes. If
                       you sell your shares when their value is less than the
                       price you paid, you will lose money.

Value Stocks           The Funds' investments in value stocks carry the risk that the
Risk:                  market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


         The primary risks of investing in the Acquired and Acquiring Funds differ in that the Acquiring Fund may have a slightly greater exposure to foreign securities risk because a larger portion of the Acquiring Fund's portfolio may be invested in foreign securities. Because both Funds have the same principal investment objective and the same investment policies, pursue the same investment strategies and invest in the same kinds of securities, the Acquired Fund's secondary investment objective of growth of investment income does not affect materially the relative risks of investing in the two Funds.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

           The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal Capital Value Fund (Acquired Fund)*
Class A   (before taxes)                                    12.06%      1.90%      9.17%        N/A      10/15/1969
          (after taxes on distributions)**                  11.87%      1.40%      7.39%        N/A
          (after taxes on distributions and sale             8.09%      1.39%      7.18%        N/A
          of shares)

Class B                                                     11.34%      1.10%      8.52%        N/A      12/09/1994

PIF LargeCap Value Fund (Acquiring Fund)
Institutional Class                                                                                      03/01/2001
--Class A (before taxes)                                    12.02%       N/A        N/A        4.09%
                (after taxes on distributions)**            11.24%       N/A        N/A        3.63%
                (after taxes on distributions and sale       8.80%       N/A        N/A        3.34%
                of shares)

--Class B                                                   11.25%       N/A        N/A        3.36%

------------------
* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Principal Global, the Sub-Advisor to the Acquired Fund, is also the Sub-Advisor to the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services and personnel;

--The Acquiring Fund has a lower investment management fee and is expected to have lower overall expense ratios than the Acquired Fund;

--The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during the most recent fiscal-year period the two Funds have had substantially comparable performance; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.


                                   PROPOSAL 3

  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE COMBINATION OF THE PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
                                    INTO THE
                        PIF PARTNERS LARGECAP VALUE FUND
                  (Principal Partners LargeCap Value Fund Only)

                                    Overview

         Shareholders of the Principal Partners LargeCap Value Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF Partners LargeCap Value Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds

                         Principal Partners LargeCap Value Fund        PIF Partners LargeCap Value Fund
                                     (Acquired Fund)                            (Acquiring Fund)
Business             A separate fund.                                 A separate series of PIF.

Net assets as        $60,644,405                                      $1,338,684,988
of 10/31/2004:

Investment           Alliance Capital Management, L.P. ("Alliance"), through its wholly-owned subsidiary,
Sub-Advisor and      AllianceBernstein Investment Research and Management ("Bernstein"), is the Sub-Advisor to both
Portfolio            Funds.
Managers:
                     The portfolio managers for both Funds are:
                              --Marilyn G. Fedak, CFA, Executive Vice President and Chief Investment Officer
                                 for U.S. Value Equities; and
                              --John D. Phillips, Jr., CFA, Senior Portfolio Manager - U.S. Value Equities.

Investment           Both Funds seek long-term growth of capital.
Objectives:

Main Investment      Both Funds invest primarily in undervalued equity securities of companies among the 750
Strategies:          largest by market capitalization that the Sub-Advisor believes offer above-average potential for growth in future earnings. Under normal market
                     conditions, both Funds generally invest at least 80% of
                     their assets in common stocks of companies with large
                     market capitalizations, similar to companies in the Russell
                     1000 Value Index (as of December 31, 2004, this range was
                     between $495 million and $385 billion), at the time of
                     purchase. Each Fund may invest up to 25% of its total
                     assets in securities of foreign companies.

                     Bernstein employs an investment strategy, generally
                     described as "value investing," that involves seeking
                     securities that:
                    o    exhibit  low  financial  ratios   (particularly   stock
                         price-to-book  value,  or liquidation  value,  but also
                         stock price-to-earnings and stock price-to-cash flow);
                    o    can be acquired for less than what  Bernstein  believes
                         is the issuer's intrinsic value; or
                    o    have a price which appears  attractive  relative to the
                         value  of the  dividends  expected  to be  paid  by the
                         issuer in the future.

                     Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involve fundamental research about such companies and issuers.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

          Because the Acquired and Acquiring Funds both seek long-term growth of capital by investing primarily in a diversified mix of the common stocks and equity securities of companies with large market capitalizations, emphasize value stocks and may invest in foreign securities, they have substantially the same investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                                   Principal Partners        PIF Partners LargeCap
                                                                  LargeCap Value Fund              Value Fund
                                                                    (Acquired Fund)             (Acquiring Fund)

                                                                  Class A       Class B      Class A       Class B
                                                                  -------       -------      -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                      5.75%(1)        None        5.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(2)      4.00%(3)      0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a % of amount                    1.00%(4)(5)    1.00%(5)    1.00%(4)(5)     1.00%(5)
redeemed/exchanged):

--------------------
(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the Effective Time of the Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Partners LargeCap Value Fund          Class A         0.75%         0.25%        0.50%         1.50%*
(Acquired Fund)                                 Class B         0.75%         0.92%        0.56%         2.23%*

PIF Partners LargeCap Value Fund                Class A         0.78%         0.25%        0.43%          1.46%
(Acquiring Fund)                                Class B         0.78%         0.92%        0.50%          2.20%
----------

* The Manager voluntarily agreed to limit the Acquired Fund's expenses and, if necessary, pay expenses normally payable by that Fund through the period ended February 28, 2006. If such expense limit were reflected in the table, the Acquired Fund's "total fund operating expenses" would be 1.46% for Class A shares and 2.20% for Class B shares.

Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Partners LargeCap Value Fund        Class A              $719          $1,022       $1,346        $2,263
(Acquired Fund)                               Class B              $637          $1,023       $1,424        $2,294

PIF Partners LargeCap Value Fund              Class A              $715          $1,010       $1,327        $2,221
(Acquiring Fund)                              Class B              $634          $1,014       $1,409        $2,259

If you do not sell your shares at the end of the period:
Principal Partners LargeCap Value Fund        Class A              $719          $1,022       $1,346        $2,263
(Acquired Fund)                               Class B              $226           $697        $1,195        $2,294

PIF Partners LargeCap Value Fund              Class A              $715          $1,010       $1,327        $2,221
(Acquiring Fund)                              Class B              $223           $688        $1,180        $2,259


Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

                Principal Partners LargeCap Value Fund               PIF Partners LargeCap Value Fund
                            (Acquired Fund)                                  (Acquiring Fund)

                   0.75% of the first $250 million;                   0.80% of the first 500 million;
                    0.70% of the next $250 million;                   0.78% of the next $500 million;
                    0.65% of the next $250 million;                 0.76% of the next $500 million; and
                  0.60% of the next $250 million; and              0.75% of the excess over $1.5 billion
                0.55% of the excess over $1 billion of                 of average daily net assets.
                       average daily net assets.

         Alliance, through Bernstein, is the Sub-Advisor to both the Acquired and Acquiring Funds. Bernstein is located at 767 Fifth Avenue, New York, New York 10153, and Alliance is located at 1345 Avenue of the Americas, New York, New York 10105. For its services, the Sub-Advisor is paid a fee by the Manager, and not by either Fund.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek long-term growth of capital by investing primarily in a diversified mix of the common stocks and equity securities of companies with large market capitalizations, emphasize value stocks and may invest in foreign securities, they have substantially the same risks. The main risks include:

Stock                  Because they both purchase equity securities, the Funds
Market                 are subject to the risk that stock  prices will fall over
Risk:                  short or extended periods of time. Individual companies
                       may report  poor results or be negatively effected by
                       industry and/or economic trends and developments.
                       In response, the price of securities issued by such
                       companies may decline. These factors contribute to price
                       volatility, which is the principal risk of investing in
                       the Funds.

Foreign Securities     The Funds may invest in foreign securities, which carry
Risk:                  risks that are not generally found in stocks of U.S.
                       companies.  These risks include the loss of value as a
                       result of political, financial, and economic events in
                       foreign countries. In addition, foreign securities may be
                       subject to less stringent accounting and disclosure
                       standards than are required of U.S. companies.

Market Segment         The Funds are subject to the risk that their principal
Risk:                  market segment, large capitalization
                       stocks, may underperform compared to other market
                       segments or to the equity markets as a whole. The value
                       of each Fund's securities may fluctuate on a daily basis.
                       As with all mutual funds, as the value of each Fund's
                       assets rises or falls, the Fund's share price changes. If
                       you sell your shares when their value is less than the
                       price you paid, you will lose money.

Value Stocks           The Funds' investments in value stocks carry the risk
Risk:                  that the market will not recognize a security's intrinsic
                       value for a long time or that a stock judged to be
                       undervalued may actually be appropriately priced.

Active Portfolio       Both Funds may actively trade securities in an attempt to
Trading Risk:          achieve their investment objectives. High turnover rates
                       may increase the Funds' trading costs and may have an
                       adverse impact on their performance.


         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal Partners LargeCap Value Fund
(Acquired Fund)*
Class A   (before taxes)                                    12.95%       N/A        N/A        7.49%     12/22/2000
                (after taxes on distributions)**            12.58%       N/A        N/A        7.22%
                (after taxes on distributions and sale       8.89%       N/A        N/A        6.35%
of shares)

Class B                                                     12.18%       N/A        N/A        6.69%     12/22/2000

PIF Partners LargeCap Value Fund  (Acquiring Fund)
Institutional Class                                                                                      12/06/2000
--Class A (before taxes)                                    12.58%       N/A        N/A        7.56%
                (after taxes on distributions)**            12.22%       N/A        N/A        7.12%
                (after taxes on distributions and sale       8.64%       N/A        N/A        6.29%
of shares)

--Class B                                                   11.75%       N/A        N/A        6.77%
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The fundamental investment restrictions of the two Funds reflect differences that the Board does not believe are material in light of the benefits of the Combination;

--Bernstein, the Sub-Advisor to the Acquired Fund, is also the Sub-Advisor to the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services and personnel;

--Although the Acquired Fund has a lower investment management fee, the Acquiring Fund currently has lower other expenses and an overall expense ratio that is expected to be comparable to that of the Acquired Fund;

--The Acquiring Fund has performed somewhat better than the Acquired Fund since their inception; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 4

         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
         THE COMBINATION OF THE PRINCIPAL EQUITY INCOME FUND, INC. INTO
                           THE PIF EQUITY INCOME FUND
                       (Principal Equity Income Fund Only)

                                    Overview

         Shareholders of the Principal Equity Income Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF Equity Income Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization" above.

                   Comparison of Acquired and Acquiring Funds


                           Principal Equity Income Fund, Inc.                     PIF Equity Income Fund
                                     (Acquired Fund)                                 (Acquiring Fund)
Business             A separate Fund.                                 A separate series of PIF

Net assets as of     $80,896,763                                      None.  The Acquiring Fund will commence
10/31/2004:                                                           operations at the time of the Reorganization.

Investment           Principal Global is the Sub-Advisor to both Funds.
Sub-Advisors and
Portfolio            The portfolio manager for both Funds is Dirk Laschanzky, CFA, portfolio manager.
Managers:

Investment           The Acquired Fund and the Acquiring Fund both seek to achieve high current income and
Objectives:          long-term growth of income and capital.

Main Investment      The Acquired Fund and the Acquiring Fund both invest primarily in equity securities, preferred
Strategies:          securities, real estate investment trusts (REITs) and convertible securities.  Under normal circumstances, both Funds invest at least 80% of their
                     total assets in equity securities. In selecting securities for the Funds, Principal Global emphasizes securities with potentially high dividend yields.

                     When investing in equity securities, Principal Global seeks stocks that it believes are undervalued in the marketplace at the time of purchase. Value stocks are often considered to be cheap relative to the company's perceived value. Such stocks may be characterized by below average price-earnings
                     (P/E) ratios and above average dividend yields relative to the overall market. Securities are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. In selecting preferred securities, Principal Global focuses on the financial services industry (i.e., banking, insurance and commercial finance). For a security to be considered, Principal Global will assess the credit risk within the context of the yield available on the preferred security.

                     REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue
                     Code. In selecting REITs for the Funds, Principal Global focuses on equity REITs that primarily own property and generate revenues from rental income. Principal Global seeks to diversify the each Fund's REIT holdings by property types (e.g., apartments, shopping malls, office and industrial buildings).

                     Under normal circumstances, at least 25% of the total assets of the Acquired Fund will be invested in securities of companies in the utilities industry with no policy to concentrate in any particular segment of the utilities industry.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         Both the Acquired Fund and the Acquiring Fund have the same investment objectives and substantially the same strategies, except that the Acquired Fund, but not the Acquiring Fund, has a stated strategy of investing at least 25% of its assets in securities of companies in the utilities industry.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing" below.

                                                      Principal Equity Income Fund     PIF Equity Income Fund
                                                             (Acquired Fund)              (Acquiring Fund)
                                                         Class A        Class B        Class A       Class B
                                                         -------        -------        -------       -------
Maximum sales charge imposed on purchases (as a %
of offering price):                                     5.75%(1)          None         5.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC) (as
a % of dollars subject to charge):                      0.75%(2)        4.00%(3)       0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a %                     1.00%(4)(5)      1.00%(5)     1.00%(4)(5)     1.00%(5)
of amount redeemed/exchanged):
---------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the Effective Time of the Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Equity Income Fund                    Class A         0.60%         0.24%        0.43%          1.27%
(Acquired Fund)                                 Class B         0.60%         0.92%        0.58%          2.10%

PIF Equity Income Fund *                        Class A         0.60%         0.24%        0.41%          1.25%
(Acquiring Fund)                                Class B         0.60%         0.92%        0.56%          2.08%
----------------

* The Acquiring Fund will not issue shares prior to the Effective Time of the Reorganization. The estimated expenses for the fiscal year ending October 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Closing Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the actual expenses of the Acquiring Fund for fiscal year 2005 because the Acquiring Fund will carry over the financial statements of the Acquired Fund and report the historical financial information of that Fund for periods prior to the Effective Time as its own.

Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
(3) Principal Equity Income Fund              Class A              $697           $955        $1,232        $2,021
(Acquired Fund)                               Class B              $625           $985        $1,360        $2,120

(2) PIF Equity Income Fund                    Class A              $695           $949        $1,222        $1,999
(Acquiring Fund)                              Class B              $623           $979        $1,350        $2,098

If you do not sell your shares at the end of the period:
(3) Principal Equity Income Fund              Class A              $697           $955        $1,232        $2,021
(Acquired Fund)                               Class B              $213           $658        $1,129        $2,120

(2) PIF Equity Income Fund                    Class A              $695           $949        $1,222        $1,999
(Acquiring Fund) (Estimated for 2005          Class B              $211           $652        $1,119        $2,098
assuming Combination of (1) and (2))

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Funds and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

                Principal Equity Income Fund                          PIF Equity Income Fund
                      (Acquired Fund)                                    (Acquiring Fund)

              0.60% of the first $100 million;                   0.60% of the first $500 million;
              0.55% of the next $100 million;                    0.58% of the next $500 million;
              0.50% of the next $100 million;                  0.56% of the next $500 million; and
            0.45% of the next $100 million; and               0.55% of the excess over $1.5 billion
          0.40% of the excess over $400 million of                 of average daily net assets.
                 average daily net assets.

         Principal Global, the Sub-Advisor to both the Acquired Fund and the Acquiring Fund, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services, the Sub-Advisor is paid a fee by the Manager, and not by either Fund.

         The Board of Directors of PIF has unanimously approved proposed sub-sub-advisory agreements appointing Spectrum and Principal-REI as new sub-sub-advisors to the Acquiring Fund. The proposed agreements will be submitted for approval by shareholders of the Acquiring Fund at the PIF Shareholders Meeting. Each of Spectrum and Principal-REI is an affiliate of the Manager and a member of the Principal Financial Group. Spectrum's offices are located at 4 High Ridge Park, Stamford, Connecticut 06905. Principal-REI's offices are located at 801 Grand Avenue, Des Moines, Iowa 50392.

         It is expected that, prior to the Reorganization, the initial shareholder of the Acquiring Fund will approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by the initial shareholder of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The shareholders of the Acquired Fund have previously approved granting the Manager comparable authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both the Acquired and Acquiring Funds seek high current income and long-term growth of income and capital by investing primarily in equity securities with high dividend yields, including securities of REITs and of companies in the utilities industry, they have substantially the same risks. The main risks include:

Market                 Because the Funds purchase equity securities, they are subject to the risk that stock prices
Risk:                  will fall over short or extended periods of time.  Individual companies may report poor results or be negatively effected by industry and/or
                       economic trends and developments. In response, the price
                       of securities issued by such companies may decline. These
                       factors contribute to price volatility.

Interest Rate          Changes in interest rates may adversely affect the value of the Funds' portfolio holdings.
Risk:                  When interest rates rise, the value of preferred securities will generally fall. Conversely, when interest rates fall, the value of preferred securities will generally rise.

Prepayment or Call     Some investments give the issuer the option to call, or redeem, its securities before their
Risk:                  maturity date. If an issuer calls its security held by a Fund during a time of declining interest rates, the Fund may have to reinvest the
                       proceeds in securities with lower rates. In addition,
                       each Fund's appreciation may be limited by issuer call
                       options having more value during times of declining
                       interest rates.

Equity                 The Funds may invest in equity REITs which are affected by the changes in the value of the
REIT Risk:             properties owned by the trust.  Equity REITs:
                       o May not be diversified  with regard to types of tenants
                         (and thus are subject to business  developments  of the
                         tenant(s));
                       o Are dependent upon management skills of the real estate
                         company;
                       o May  not  be  diversified  with  regard  to  geographic
                         locations  of the  properties  (and thus are subject to
                         regional economic developments);
                       o Are  subject to cash flow  dependency  and  defaults by
                         borrowers; and
                       o Could  fail to qualify  for  tax-free  pass-through  of
                         income under the Internal Revenue Code.

         Because the Acquired Fund, but not the Acquiring Fund, has a stated strategy of investing at least 25% of its assets in utility securities, the Acquired Fund may have exposure to sector risk, that is, the possibility that the utilities sector may underperform other sectors or the market as a whole. As Principal Global allocates more of the Acquired Fund's portfolio holdings to the utilities sector, the Acquired Fund's performance will be more susceptible to any business, economic or other developments that generally affect that sector.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the Class A and Class B shares of the Acquired Fund. The Acquiring Fund has not yet commenced operations. After the Combination, the Acquiring Fund will assume the historical performance of the Class A and Class B shares of the Acquired Fund as the historical performance of, respectively, the Class A and B shares of the Acquiring Fund for periods prior to the Effective Time of the Reorganization.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date

Principal Equity Income Fund (Acquired Fund)*
Class A   (before taxes)                                    17.35%     -0.24%      8.42%        N/A      12/16/1992
                (after taxes on distributions)**            16.56%     -1.89%      6.66%        N/A
                (after taxes on distributions and sale      11.85%     -0.77%      6.59%        N/A
of shares)

Class B                                                     16.46%     -1.07%      7.86%        N/A      12/09/1994
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary. ** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                     Board Consideration of the Combination

         The Board of Directors of the Acquired Fund unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's' Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by each Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have the same investment objectives and substantially the same policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Principal Global, the Sub-Advisor to the Acquired Fund, is also the Sub-Advisor to the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services and personnel;

--The Acquiring Fund has the same investment management fee and is expected to have lower overall expense ratios than the Acquired Fund; the Board considered the higher breakpoints and fees at breakpoints in the Management Agreement with the Acquiring Fund to be a negative factor but believed that this factor was outweighed by the slow rate of the Acquired Fund's asset growth, which meant there was small likelihood of its reaching a breakpoint any time soon, the prospects of the Acquiring Fund for a higher rate of asset growth and the other expected benefits of the Combination;

--Comparative performance of the Acquired Fund and the Acquiring Fund was not considered a factor because the Acquiring Fund is newly organized, has no operating history and will assume the performance of the Acquired Fund; and

--The Combination of the Acquired Fund into the Acquiring Fund, which is part of the larger PIF Funds, will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and attendant reductions in overall expenses that are available from a larger fund family.

                                   PROPOSAL 5

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
       COMBINATION OF THE PRINCIPAL PARTNERS BLUE CHIP FUND, INC. INTO THE
                       PIF PARTNERS LARGECAP BLEND FUND I
                    (Principal Partners Blue Chip Fund Only)

                                    Overview

         Shareholders of the Principal Partners Blue Chip Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF Partners LargeCap Blend Fund I (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds


                         Principal Partners Blue Chip Fund, Inc.      PIF Partners LargeCap Blend Fund I
                                     (Acquired Fund)                          (Acquiring Fund)
Business             A separate fund.                                 A separate series of PIF.

Net assets as of     $149,702,885                                     $31,660,946
10/31/2004:

Investment           Goldman Sachs Asset Management, L.P. ("GSAM") and Wellington Management Company, LLP
Sub-Advisors and     ("Wellington") are the Sub-Advisors to both Funds.  While the percentage of assets of each
Portfolio            fund allocated between these two Sub-Advisors is not fixed, GSAM has been managing
Managers:            approximately 70% of each Fund's assets and Wellington has been managing approximately 30% of each Fund's assets, and it is expected that these
                     allocations will continue immediately after the Effective
                     Time.

                     The      GSAM portfolio managers for both Funds are:
                              --Melissa R. Brown, CFA, senior portfolio manager;
                              --Gary Chropuvka, CFA, member of the Portfolio Management Team; and
                              --Robert C. Jones, CFA, Chief Investment Officer and senior portfolio manager.

                     The Wellington portfolio managers for both Funds are:
                              --Maya K. Bittar, Vice President;
                              --Jeffrey L. Kripke, Vice President;
                              --Matthew E. Megargel, Senior Vice President and Partner; and
                              --Michael D. Rodier, Vice President.

                     Both Funds seek long-term growth of capital.

Main Investment      Both Funds seek their investment objective through investment in a broadly diversified
Strategies:          portfolio of large cap and blue chip equity investments representing all major sectors of the
                     U.S. economy. Under normal conditions, both Funds invest at least 80% of their assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations,
                     similar to the capitalizations of companies in the S&P 500
                     Index (as of December 31, 2004, this range was between $749 million and $386 billion), measured at the time of
                     purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to
                     20% of the Acquired Fund's total assets may be invested in foreign securities, whereas up to 25% of the Acquiring
                     Fund's total assets may be invested in foreign securities.

                     Blue chip companies are identified by size (market capitalization), established history of earnings and dividends, easy access to credit, superior management structure and good industry position.

                     GSAM selects investments for each Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize a Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S.
                     economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields. GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing.
                     Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

                     GSAM uses a proprietary multi-factor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies that it believes will closely track the S&P 500 Index.

                     Wellington employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including GDP growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries that Wellington believes will grow faster than the economy over the next 12 to 18 months.

                     Wellington then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose or is no longer considered attractive.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         The Acquired and Acquiring Funds have the same investment objectives and substantially the same investment strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisors can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                                       Principal                  PIF LargeCap
                                                                Partners Blue Chip Fund           Blend Fund I
                                                                    (Acquired Fund)             (Acquiring Fund)

                                                                  Class A       Class B      Class A       Class B
                                                                  -------       -------      -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                      5.75%(1)        None        5.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(2)      4.00%(3)      0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a % of amount                    1.00%(4)(5)    1.00%(5)    1.00%(4)(5)     1.00%(5)
redeemed/exchanged):
---------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the Effective Time of the Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Partners Blue Chip Fund               Class A         0.60%         0.19%        0.46%          1.25%
(Acquired Fund)                                 Class B         0.60%         0.93%        0.52%          2.05%

PIF Partners LargeCap Blend Fund I              Class A         0.45%         0.19%        0.43%          1.07%
(Acquiring Fund)                                Class B         0.45%         0.93%        0.50%          1.88%


Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Partners Blue Chip Fund             Class A              $695           $949        $1,222        $1,999
(Acquired Fund)                               Class B              $620           $970        $1,335        $2,078

PIF Partners LargeCap Blend Fund I            Class A              $678           $896        $1,131        $1,806
(Acquiring Fund)                              Class B              $603           $920        $1,249        $1,890

If you do not sell your shares at the end of the period:
Principal Partners Blue Chip Fund             Class A              $695           $949        $1,222        $1,999
(Acquired Fund)                               Class B              $208           $643        $1,103        $2,078

PIF Partners LargeCap Blend Fund I            Class A              $678           $896        $1,131        $1,806
(Acquiring Fund)                              Class B              $191           $591        $1,016        $1,890

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

             Principal Partners Blue Chip Fund (Acquired             PIF Partners LargeCap Blend Fund I
                                Fund)                                         (Acquiring Fund)

                   0.60% of the first $250 million;                   0.45% of the first 500 million;
                   0.55% of the next $250 million;                    0.43% of the next $500 million;
                   0.50% of the next $250 million;                  0.41% of the next $500 million; and
                 0.45% of the next $250 million; and               0.40% of the excess over $1.5 billion
                0.40% of the excess over $1 billion of                    of average daily net assets.
                      average daily net assets.

         GSAM and Wellington are the Sub-Advisors to both the Acquired and Acquiring Funds. GSAM is part of the Investment Management Division of Goldman, Sachs & Co. GSAM's principal offices are located at 32 Old Slip, New York, New York 10005. Wellington is a Massachusetts limited liability partnership with its principal offices located at 75 State Street, Boston, Massachusetts 02109. For their services, the Sub-Advisors are paid a fee by the Manager, and not by either Fund.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek long-term capital appreciation by investing primarily in a diversified mix of the common stocks and equity securities of companies with large market capitalizations, and both may invest in foreign securities, they have substantially the same risks. The primary risks include:

Stock              Because they both purchase equity securities, the Funds are subject to the risk that stock prices
Market             will fall over short or extended periods of time.  Individual companies may report poor results or be
Risk:              negatively effected by industry and/or economic trends and developments.  In response, the price of securities issued by such companies may decline. These
                   factors contribute to price volatility, which is the
                   principal risk of investing in the Funds.

Foreign            The Funds may invest in foreign securities, which carry risks that are not generally found in stocks
Securities         of U.S. companies.  These risks include loss of value as a result of political, financial, and
Risk:              economic events in foreign countries.  In addition, foreign securities may be subject to less stringent accounting and disclosure standards than are required of U.S. companies.

Value Stocks       The Funds' investments in value stocks carry the risk that the market will not recognize a security's
Risk:              intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Growth Stock       Because growth securities typically do not make dividend payments to shareholders, investment returns
Risk:              are based on capital appreciation, making returns more dependent on market increases and decreases.
                   Growth stocks may therefore be more volatile than non-growth stocks.

Market Segment     Both Funds are subject to the risk that their principal market segment, large capitalization stocks,
Risk:              may underperform compared to other market segments or to the equity markets as a whole.  Because certain of the securities purchased by the Funds present
                   greater opportunities for growth due to high earnings growth potential, they may also involve greater risk than securities that do not have the same potential. The value of each Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Funds' assets rise or fall, the
                   Funds' share prices change. If you sell your shares when
                   their value is less than the price you paid, you will lose money.

         The primary risks of investing in the Acquired and Acquiring Funds differ in that the Acquiring Fund may have a slightly greater exposure to foreign securities risk because a larger portion of the Acquiring Fund's portfolio may be invested in foreign securities.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                              Past       Past      Past 10     Life of     Inception
                                                             1 Year     5 Years     Years       Fund         Date
Principal Partners Blue Chip Fund (Acquired Fund)*
Class A   (before taxes)                                     10.72%     -5.22%      6.96%        N/A      03/01/1991
                (after taxes on distributions)**             10.60%     -5.29%      6.32%        N/A
                (after taxes on distributions and sale of     7.12%     -4.37%      5.84%        N/A
shares)

Class B                                                       9.85%     -5.90%      6.37%        N/A      12/09/1994

PIF Partners LargeCap Blend Fund I (Acquiring Fund)
Institutional Class                                                                                       03/01/2001
--Class A (before taxes)                                     10.37%       N/A        N/A       -1.45%
                (after taxes on distributions)**             10.17%       N/A        N/A       -1.75%
                (after taxes on distributions and sale of     7.00%       N/A        N/A       -1.37%
shares)

--Class B                                                     9.48%       N/A        N/A       -2.25%
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary. ** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have the same investment objectives and substantially the same investment policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--GSAM and Wellington, the Sub-Advisors to the Acquired Fund, are also the Sub-Advisors to the Acquiring Fund and may be expected to provide continuity in the quality of their investment advisory services and personnel;

--The Acquiring Fund has a lower investment management fee and is expected to have lower overall expense ratios than the Acquired Fund;

--The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during their common period of existence has performed somewhat better than the Acquired Fund; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.



                                   PROPOSAL 6

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE COMBINATION OF THE PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC. INTO THE PIF
                          PARTNERS LARGECAP BLEND FUND
                  (Principal Partners LargeCap Blend Fund Only)

                                    Overview

         Shareholders of the Principal Partners LargeCap Blend Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF Partners LargeCap Blend Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds


                            Principal Partners LargeCap Blend                  PIF Partners LargeCap Blend
                                      Fund, Inc.                                          Fund
                                   (Acquired Fund)                                   (Acquiring Fund)
Business             A separate fund.                                 A separate series of PIF.

Net assets as        $61,647,500                                      $593,171,782
of 10/31/2004:

Investment           T. Rowe Price Associates, Inc. ("T. Rowe Price") is the Sub-Advisor to both Funds.
Sub-Advisor and
Portfolio            The portfolio managers for both Funds are:
Managers:                    --William J. Stromberg, CFA, Vice President and Director of Global Research; and
                             --Richard T. Whitney, CFA, Vice President and a portfolio manager in the Systematic
                             Equity Group.

Investment           Both Funds seek to provide long-term growth of capital.
Objectives:

Main Investment      Both Funds pursue their investment objectives by investing primarily in equity securities of
Strategies:          U.S. companies.  Under normal market conditions, both Funds invest at least 80% of their assets in common stocks of companies with large market
                     capitalizations, which are those with market
                     capitalizations within the range of companies in the
                     Standard & Poor's 500 Stock Index (the "S&P 500 Index") (as
                     of December 31, 2004, this range was between $386 million
                     and $749 billion), at the time of purchase. The Sub-Advisor uses a disciplined portfolio construction process whereby
                     it weights each sector approximately the same as the S&P
                     500 Index. Individual holdings within each sector, and
                     their weights within the portfolio, can vary substantially from the S&P 500 Index.

                     A team of equity analysts is directly responsible for selecting stocks for each Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company and stock valuation. Both Funds seek to take advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and is responsible for the overall structure of each Fund. The team oversees the quantitative analysis that helps the analysts mange their industry-specific portfolios.

                     Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Sub-Advisor limits each Fund's exposure to each business sector that comprises the S&P 500 Index. In pursuing the Funds' investment objectives, the Sub-Advisor has discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event or a temporary imbalance in the supply of or demand for the securities.

                     Each Fund will generally remain fully invested, with less than 5% cash reserves, and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large capitalization U.S. companies, small and mid-capitalization and foreign stocks (up to 25% of each Fund's assets) may also be purchased, in keeping with each Fund's objective. Futures and options may be employed from time to time to manage flows of cash into and out of the Funds. Securities may be sold for a variety of reasons, such as to secure gains, limit losses or re-deploy assets into more promising opportunities.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         The Acquired and Acquiring Funds have the same investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                                   Principal Partners        PIF Partners LargeCap
                                                                  LargeCap Blend Fund              Blend Fund
                                                                    (Acquired Fund)             (Acquiring Fund)

                                                                  Class A       Class B      Class A       Class B
                                                                  -------       -------      -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                      5.75%(1)        None        5.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(2)      4.00%(3)      0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a % of amount                    1.00%(4)(5)    1.00%(5)    1.00%(4)(5)     1.00%(5)
redeemed/exchanged):
------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the time of Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Partners LargeCap Blend Fund           Class A        0.75%         0.25%        0.52%         1.52%*
(Acquired Fund)                                  Class B        0.75%         0.93%        0.56%         2.24%*

PIF Partners LargeCap Blend Fund                 Class A        0.75%         0.25%        0.47%          1.43%
(Acquiring Fund)                                 Class B        0.75%         0.93%        0.51%          2.18%
--------------

* The Manager voluntarily agreed to limit the Acquired Fund's expenses and, if necessary, pay expenses normally payable by that Fund through the period ended February 28, 2006. If such expense limit were reflected in the table, the Acquired Fund's "total fund operating expenses" would be 1.48% for Class A shares and 2.22% for Class B shares.

Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Partners LargeCap Blend Fund              Class A        $721          $1,028       $1,356        $2,283
(Acquired Fund)                                     Class B        $638          $1,026       $1,429        $2,309

PIF Partners LargeCap Blend Fund                    Class A        $712          $1,001       $1,312        $2,190
(Acquiring Fund)                                    Class B        $632          $1,008       $1,399        $2,234

If you do not sell your shares at the end of the period:
Principal Partners LargeCap Blend Fund              Class A        $721          $1,028       $1,356        $2,283
(Acquired Fund)                                     Class B        $227           $700        $1,200        $2,309

PIF Partners LargeCap Blend Fund                    Class A        $712          $1,001       $1,312        $2,190
(Acquiring Fund)                                    Class B        $222           $682        $1,169        $2,234

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

            Principal Partners LargeCap Blend Fund                    PIF Partners LargeCap Blend Fund
                        (Acquired Fund)                                       (Acquiring Fund)

               0.75% of the first $250 million;                       0.75% of the first 500 million;
                0.70% of the next $250 million;                       0.73% of the next $500 million;
                0.65% of the next $250 million;                     0.71% of the next $500 million; and
              0.60% of the next $250 million; and                  0.70% of the excess over $1.5 billion
             0.55% of the excess over $1 billion of                     of average daily net assets.
                   average daily net assets.

         T. Rowe Price, the Sub-Advisor to both the Acquired and Acquiring Funds, is a wholly owned subsidiary of T. Rowe Price Group, a financial services holding company. Its principal offices are located at 100 East Pratt Street, Baltimore, Maryland 21202. For its services, the Sub-Advisor is paid a fee by the Manager, and not by either Fund.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek long-term capital appreciation by investing primarily in a diversified mix of the common stocks and equity securities of companies with large market capitalizations, and both may invest in foreign securities, they have substantially the same risks. The primary risks include:

Stock                  Because both Funds purchase equity securities, they are subject to the risk that stock prices
Market                 will fall over short or extended periods of time.  Individual companies may report poor
Risk:                  results or be negatively effected by industry and/or economic trends and developments.  In response, the price of securities issued by such
                       companies may decline. These factors contribute to price
                       volatility, which is the principal risk of investing in
                       the Funds.

Sector Risk: Both Funds are also subject to sector risk, which is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of a Fund's portfolio holdings to a particular sector, performance of that Fund will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign Securities     The Funds may invest in foreign securities, which carry risks that are not generally found in
Risk:                  stocks of U.S. companies.  These risks include loss of value as a result of political, financial, and economic events in foreign countries.  In addition, foreign securities may be subject to less stringent accounting and disclosure standards than are required of U.S.
                       companies.

Market Segment Risk:   Each Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole.  Because certain of the securities purchased by each Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential.  The value of each Fund's securities may fluctuate on a daily basis.  As with all mutual funds, as the value of each Fund's assets rise or fall, the Fund's share price changes.  If you sell your shares when their value is less than the price you paid, you will lose money.

Growth Stock Risk: Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

Value Stock Risk: The Funds may invest in value stocks, which carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal Partners LargeCap Blend Fund (Acquired Fund)*
Class A   (before taxes)                                     9.57%       N/A        N/A        1.55%     12/22/2000
                (after taxes on distributions)**             8.99%       N/A        N/A        1.42%
                (after taxes on distributions and sale       6.96%       N/A        N/A        1.32%
of shares)

Class B                                                      8.85%       N/A        N/A        0.81%     12/22/2000

PIF Partners LargeCap Blend Fund (Acquiring Fund)
Institutional Class                                                                                      12/06/2000
--Class A (before taxes)                                     9.59%       N/A        N/A        1.27%
                (after taxes on distributions)**             8.46%       N/A        N/A        0.84%
                (after taxes on distributions and sale       7.46%       N/A        N/A        0.96%
of shares)

--Class B                                                    8.81%       N/A        N/A        0.54%
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The fundamental investment restrictions of the two Funds reflect differences that the Board does not believe are material in light of the benefits of the Combination;

--T. Rowe Price, the Sub-Advisor to the Acquired Fund, is also the Sub-Advisor to the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services and personnel;

--The Acquiring Fund has the same investment management fee but is expected to have lower overall expense ratios than the Acquired Fund; the Board considered the higher breakpoints and fees at breakpoints in the Management Agreement with the Acquiring Fund to be a negative factor but believed that this factor was outweighed by the slow rate of the Acquired Fund's asset growth, which meant there was small likelihood of its reaching a breakpoint any time soon, the prospects of the Acquiring Fund for a higher rate of asset growth and the other expected benefits of the Combination;

--Although the Acquired Fund has historically generally outperformed the Acquiring Fund, the two Funds for the short-term have closely comparable performance; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 7

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE COMBINATION OF THE PRINCIPAL LARGECAP STOCK INDEX FUND, INC. INTO THE PIF
                          LARGECAP S&P 500 INDEX FUND
                   (Principal LargeCap Stock Index Fund Only)

                                    Overview

         Shareholders of the Principal LargeCap Stock Index Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF LargeCap S&P 500 Index Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

         At the time of the Reorganization, the Acquired Fund will have outstanding only Class A shares. Consequently, the Acquiring Fund will issue only Class A shares in connection with the Reorganization.

                   Comparison of Acquired and Acquiring Funds


                   Principal LargeCap Stock Index Fund, Inc.       PIF LargeCap S&P 500 Index Fund
                            (Acquired Fund)                                (Acquiring Fund)
Business             A separate fund.                                 A separate series of PIF.

Net assets as        $66,142,974                                      $521,098,582
of 10/31/2004:

Investment           Principal Global is the Sub-Advisor to both Funds.
Sub-Advisor and
Portfolio Manager:   The portfolio manager for both Funds is Dirk Laschanzky, CFA, portfolio manager.

Investment           Both Funds seek to provide long-term growth of capital.
Objectives:

Main Investment      Under normal market conditions, both Funds invest at least 80% of their assets in common
Strategies:          stocks of companies that compose the Standard & Poor's 500 Index (the "S&P 500 Index").  The
                     Sub-Advisor attempts to mirror the investment performance
                     of the S&P 500 Index by allocating each Fund's assets in
                     approximately the same weightings as that index. The S&P
                     500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each
                     stock is weighted by its market capitalization, which means that larger companies have greater representation in the
                     S&P 500 Index than smaller ones. Over the long term, the
                     Sub-Advisor seeks a very close correlation between
                     performance of each Fund, before expenses, and that of the
                     S&P 500 Index. It is unlikely that a perfect correlation of
                     1.00 will be achieved.

                     Both Funds use an indexing strategy and are not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, both Funds use a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, the Sub-Advisor focuses on tracking the S&P 500 Index. The Sub-Advisor may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long term periods of poor stock performance.

                     The correlation between each Fund's performance and that of the S&P 500 Index may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the S&P 500 Index and the timing of purchases and sales of the Fund's shares. Both Funds may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         The Acquired and Acquiring Funds have the same investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing" below.

                                                                Principal LargeCap Stock      PIF LargeCap S&P 500
                                                               Index Fund (Acquired Fund)          Index Fund
                                                                                                (Acquiring Fund)
                                                                       Class A                     Class A
Maximum sales charge imposed on purchases
(as a % of offering price):                                           1.50%(1)                     1.50%(1)

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                                0.25%(2)                     0.25%(2)

Redemption or Exchange Fee (as a % of amount                         1.00%(3)(4)                 1.00%(3)(4)
redeemed/exchanged):
------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(4) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A shares) for the year ending October 31, 2005. The Class A shares of the Acquiring Fund are a new share class which the Acquiring Fund does not intend to sell prior to the time of Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal LargeCap Stock Index Fund             Class A         0.35%         0.15%        0.51%         1.01%*
(Acquired Fund)

PIF LargeCap S&P 500 Index Fund                 Class A         0.15%         0.15%        0.46%          0.76%
(Acquiring Fund)
-------------

* The Manager voluntarily agreed to limit the Acquired Fund's expenses and, if necessary, pay expenses normally payable by that Fund through the period ended February 28, 2006. If such expense limit were reflected in the table, the Acquired Fund's "total fund operating expenses" would be 0.90% for Class A shares.

Examples: The following examples are intended to help you compare the costs of investing in Class A shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                   1 Year       3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal LargeCap Stock Index Fund                 Class A         $251          $467         $699         $1,368
(Acquired Fund)

PIF LargeCap S&P 500 Index Fund                     Class A          $78          $243         $422          $942
(Acquiring Fund)

If you do not sell your shares at the end of the period:
Principal LargeCap Stock Index Fund                 Class A         $251          $467         $699         $1,368
(Acquired Fund)

PIF LargeCap S&P 500 Index Fund                     Class A          $78          $243         $422          $942
(Acquiring Fund)

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

                 Principal LargeCap Stock Index Fund                  PIF LargeCap S&P 500 Index Fund
                           (Acquired Fund)                                    (Acquiring Fund)

                  0.35% of average daily net assets.                 0.15% of average daily net assets.

         Principal Global, the Sub-Advisor to both the Acquired and Acquiring Funds, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services, the Sub-Advisor is paid a fee by the Manager, and not by either Fund.

         At the PIF Shareholders Meeting, shareholders of the Acquiring Fund will be asked to approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by shareholders of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The Manager currently does not have authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek long-term capital appreciation by investing primarily in common stocks of companies with large market capitalizations, they have the same risks. The primary risks include:

Stock                  Because both Funds purchase equity securities, they are subject to the risk that stock prices
Market                 will fall over short or extended periods of time.  Individual companies may report poor
Risk:                  results or be negatively effected by industry and/or economic trends and developments.  In response, the price of securities issued by such
                       companies may decline. These factors contribute to price
                       volatility, which is the principal risk of investing in
                       the Funds.

Indexing               Because of the difficulty and expense of executing relatively small stock trades, each Fund
Risk:                  may not always be invested in the less heavily weighted S&P 500 Index stocks.  At times, a
                       Fund's portfolio may be weighted differently from the S&P
                       500 Index, particularly if a Fund has a small level of
                       assets to invest. In addition, a Fund's ability to match
                       the performance of the S&P 500 Index is affected to some
                       degree by the size and timing of cash flows into and out
                       of the Fund; each Fund is managed to minimize these
                       effects. The Sub-Advisor reserves the right to omit or
                       remove any of the S&P 500 Index stocks from a Fund if it
                       determines that the stock is not sufficiently liquid or
                       if extraordinary events or financial conditions lead the
                       Sub-Advisor to believe that the stock should not be part
                       of a Fund's portfolio.

Market Segment Risk:   Each Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole.  Because different types of stocks tend to shift in and out of favor depending on the market and economic conditions, each Fund's performance may sometimes be lower or higher than that of other types of funds.  The value of each Fund's securities may fluctuate on a daily basis.  As with all mutual funds, as the value of each Fund's assets rise or fall, the Fund's share price changes.  If you sell your shares when their value is less than the price you paid, you will lose money.

Growth Stock           Because growth securities typically do not make dividend payments to shareholders, investment
Risk:                  returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

Value Stock            The Funds may invest in value stocks, which carry the risk that the market will not recognize a
Risk:                  security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A shares of the Acquired Fund and
(ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A share class of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share class.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal LargeCap Stock Index Fund (Acquired Fund)
Class A   (before taxes)                                     9.75%       N/A        N/A       -1.80%     03/01/2000
                (after taxes on distributions)*              9.59%       N/A        N/A       -2.00%
                (after taxes on distributions and sale       6.56%       N/A        N/A       -1.62%
of shares)

PIF LargeCap S&P 500 Index Fund (Acquiring Fund)
Institutional Class                                                                                      03/01/2001
--Class A (before taxes)                                    10.00%       N/A        N/A        0.11%
                (after taxes on distributions)*              8.70%       N/A        N/A       -0.47%
                (after taxes on distributions and sale       8.20%       N/A        N/A       -0.06%
of shares)

------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The fundamental investment restrictions of the two Funds reflect differences that the Board does not believe are material in light of the benefits of the Combination;

--Principal Global, the Sub-Advisor to the Acquired Fund, is also the Sub-Advisor to the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services and personnel;

--The Acquiring Fund has a lower investment management fee and is expected to have lower overall expense ratios than the Acquired Fund;

--The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during their common period of existence has performed somewhat better than the Acquired Fund; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.


                                   PROPOSAL 8

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
            COMBINATION OF THE PRINCIPAL GROWTH FUND, INC. INTO THE
                            PIF LARGECAP GROWTH FUND
                          (Principal Growth Fund Only)

                                    Overview

         Shareholders of the Principal Growth Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF LargeCap Growth Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds


                     Principal Growth Fund, Inc.                      PIF LargeCap Growth Fund
                          (Acquired Fund)                                  (Acquiring Fund)
Business:            A separate fund.                                 A separate series of PIF.

Net assets as        $293,163,497                                     $140,675,270
of 10/31/2004:

Investment           Principal Global is the Sub-Advisor to the       Columbus Circle Investors ("CCI") is the
Sub-Advisors:        Acquired Fund.                                   Sub-Advisor to the Acquiring Fund.*

Portfolio Manager:   The portfolio manager for both Funds is Anthony Rizza, CFA, portfolio manager.

                     * Effective January 5, 2005, the PIF Board of Directors appointed CCI as the new Sub-Advisor to the Acquiring Fund on an interim basis pursuant to Rule 15a-4 under the 1940
                     Act. The PIF Board has directed that such appointment be submitted for approval to shareholders of the Acquiring
                     Fund at the PIF Shareholders Meeting. See "Investment
                     Management Fees/Sub-Advisory Arrangements" below.

Investment           The Acquired Fund seeks long-term growth of      The Acquiring Fund seeks long-term growth of
Objectives:          capital and secondarily growth of investment     capital.
                     income through the purchase primarily of
                     common stocks, but
                     the Fund may invest in other securities.

Main Investment      Both Funds invest primarily in common stocks and other equity securities of large
Strategies:          capitalization companies with strong earnings growth potential.  Under normal market conditions, both Funds invest at least 80% of their assets in common stocks of companies with large market
                     capitalizations, similar to companies in the Russell 1000
                     Growth Index (as of December 31, 2004, this range was
                     between $495 million and $385 billion), at the time of
                     purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

                     For both Funds, the Sub-Advisor uses a bottom-up approach
                     (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on the Sub-Advisor's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 20% of the Acquired Fund's total assets may be invested in foreign securities, whereas up to 25% of the Acquiring Fund's total assets may be invested in foreign securities.

                     The Sub-Advisor places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, both Funds attempt to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. The Sub-Advisor constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.
                     However, both Funds are actively managed and prepared to over-and/or underweight sectors and industries differently from the benchmark.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         Although the Acquired and Acquiring Funds have similar investment objectives and strategies in that both seek long-term growth of capital by investing primarily in equity securities of large capitalization companies, and both may invest in foreign securities, the Acquired Fund has growth of investment income as a secondary objective.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing" below.

                                                                    Principal Growth        PIF LargeCap Growth Fund
                                                                          Fund                  (Acquiring Fund)
                                                                    (Acquired Fund)

                                                                  Class A       Class B      Class A       Class B
                                                                  -------       -------      -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                      5.75%(1)        None        5.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(2)      4.00%(3)      0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a % of amount                    1.00%(4)(5)    1.00%(5)    1.00%(4)(5)     1.00%(5)
redeemed/exchanged):
----------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the Effective Time of Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Growth Fund                           Class A         0.59%         0.19%        0.37%          1.15%
(Acquired Fund)                                 Class B         0.59%         0.92%        0.45%          1.96%

PIF LargeCap Growth Fund                        Class A         0.55%         0.19%        0.36%          1.10%
(Acquiring Fund)                                Class B         0.55%         0.92%        0.43%          1.90%


Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Growth Fund                         Class A              $685           $919        $1,172        $1,892
(Acquired Fund)                               Class B              $611           $943        $1,290        $1,977

PIF LargeCap Growth Fund                      Class A              $681           $905        $1,146        $1,838
(Acquiring Fund)                              Class B              $605           $926        $1,259        $1,916

If you do not sell your shares at the end of the period:
Principal Growth Fund                         Class A              $685           $919        $1,172        $1,892
(Acquired Fund)                               Class B              $199           $615        $1,057        $1,977

PIF LargeCap Growth Fund                      Class A              $681           $905        $1,146        $1,838
(Acquiring Fund)                              Class B              $193           $597        $1,026        $1,916

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

                     Principal Growth Fund, Inc.                          PIF LargeCap Growth Fund
                           (Acquired Fund)                                    (Acquiring Fund)

                   0.60% of the first $250 million;                   0.55% of the first 500 million;
                   0.55% of the next $250 million;                    0.53% of the next $500 million;
                   0.50% of the next $250 million;                  0.51% of the next $500 million; and
                 0.45% of the next $250 million; and               0.50% of the excess over $1.5 billion
                0.40% of the excess over $1 billion of                  of average daily net assets.
                     average daily net assets.

         Principal Global, the Sub-Advisor to the Acquired Fund, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services, the Sub-Advisor is paid a fee by the Manager, and not by the Acquired Fund.

         CCI, the Sub-Advisor to the Acquiring Funds, is an affiliate of the Manager and a member of the Principal Financial Group. Its offices are located at One Station Place, Stamford, CT 06902. For its services, the Sub-Advisor is paid a fee by the Manager, and not by the Acquiring Fund.

         Effective January 3, 2005, Principal Global acquired a controlling interest in CCI. Effective January 5, 2005, the Board of Directors of PIF appointed CCI as the new Sub-Advisor to the Acquiring Fund on an interim basis pursuant to Rule 15a-4 under the 1940 Act and has directed that such appointment be submitted for approval to shareholders of the Acquiring Fund at the PIF Shareholders Meeting. If approved by shareholders of the Acquiring Fund, CCI will be the new Sub-Advisor to that Fund. Principal Global had previously served as Sub-Advisor to the Acquiring Fund. Personnel from CCI have been provided to Principal Global to provide day-to-day investment management for the Acquired Fund pursuant to an Investment Services Agreement among the Acquired Fund, the Manager and Principal Life.

         At the PIF Shareholders Meeting, shareholders of the Acquiring Fund will be asked to approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by shareholders of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The shareholders of the Acquired Fund have previously approved granting the Manager comparable authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek long-term growth of capital by investing primarily in equity securities of large capitalization companies, and both may invest in foreign securities, they have substantially the same risks. The main risks include:

Stock                  Because both Funds purchase equity securities, they are subject to the risk that stock prices
Market                 will fall over short or extended periods of time.  Individual companies may report poor
Risk:                  results or be negatively effected by industry and/or economic trends and developments.  In response, the price of securities issued by such
                       companies may decline. These factors contribute to price
                       volatility, which is the principal risk of investing in
                       the Funds.

Foreign Securities     The Funds may invest in foreign securities, which carry risks that are not generally found in
Risk:                  stocks of U.S. companies.  These risks include loss of value as a result of political, financial, and economic events in foreign countries.  In addition, foreign securities may be subject to less stringent accounting and disclosure standards than are required of U.S.
                       companies.

Growth Stock           Because growth securities typically do not make dividend payments to shareholders, investment
Risk:                  returns are based on capital appreciation, making returns
                       more dependent on market increases and decreases. Growth
                       stocks may therefore be more volatile than non-growth
                       stocks to market changes.

Market Segment Risk:   Both Funds are subject to the risk that their principal market segment, large capitalization stocks, may underperform compared to the equity markets as a whole.  The securities purchased by each Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risk than securities that do not have the same potential.  The value of each Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of each Fund's assets rise or fall, the Fund's share price changes.  If you sell your shares when their value is less that the price you paid, you will lose money.

         The primary risks of investing in the Acquired and Acquiring Funds differ in that the Acquiring Fund may have a slightly greater exposure to foreign security risk because a larger portion of the Acquiring Fund's portfolio may be invested in foreign securities. Because both Funds have the same principal investment objective and the same investment policies, pursue the same investment strategies and invest in the same kinds of securities, the Acquired Fund's secondary investment objective of growth of investment income does not affect materially the relative risks of investing in the two Funds.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.





                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal Growth Fund (Acquired Fund)*
Class A   (before taxes)                                     8.67%     -8.75%      5.45%        N/A      10/15/1969
                (after taxes on distributions)**             8.67%     -10.05%     4.31%        N/A
                (after taxes on distributions and sale       5.63%     -7.19%      4.63%        N/A
of shares)

Class B                                                      7.79%     -9.41%      4.98%        N/A      12/09/1994

PIF LargeCap Growth Fund (Acquiring Fund)
Institutional Class  (before taxes)                                                                      03/01/2001
--Class A (before taxes)                                     8.75%       N/A        N/A       -4.30%
                (after taxes on distributions)**             8.66%       N/A        N/A       -4.33%
                (after taxes on distributions and sale       5.80%       N/A        N/A       -3.63%
of shares)

--Class B                                                    7.88%       N/A        N/A       -5.06%
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Although Principal Global is the Sub-Advisor to the Acquired Fund and CCI is the new interim Sub-Advisor (and, if approved by shareholders of the Acquiring Fund, will be the new Sub-Advisor) to the Acquiring Fund, CCI and Principal Global are affiliates, and CCI may be expected to provide at least the same quality of investment advisory services as provided by Principal Global to the Acquired Fund;

--The Acquiring Fund has a lower investment management fee and is expected to have lower overall expense ratios than the Acquired Fund;

--The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during their common period of existence has performed somewhat better than the Acquired Fund; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.


                                   PROPOSAL 9

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE COMBINATION OF THE PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC. INTO THE PIF
                         PARTNERS LARGECAP GROWTH FUND I
                  (Principal Partners Equity Growth Fund Only)

                                    Overview

         Shareholders of the Principal Partners Equity Growth Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF Partners LargeCap Growth Fund I (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds


                       Principal Partners Equity Growth Fund, Inc.    PIF Partners LargeCap Growth Fund I
                                  (Acquired Fund)                               (Acquiring Fund)
Business:            A separate fund.                                 A separate series of PIF.

Net assets as of     $60,166,203                                      $726,363,355
10/31/2004:

Investment           T. Rowe Price Associates, Inc. ("T. Rowe Price") is the Sub-Advisor to both Funds.
Sub-Advisor and
Portfolio Manager:   The portfolio manager for both Funds is Robert W. Sharps, CFA, Vice President.

Investment           The Acquired Fund seeks long-term capital        The Acquiring Fund seeks long-term growth of
Objectives:          appreciation.                                    capital.

Main Investment      Both Funds seek to maximize long-term capital appreciation by investing primarily in
Strategies:          growth-oriented equity securities of the U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These
                     companies are generally characterized as "growth"
                     companies. Under normal market conditions, the both Funds
                     invest at least 80% of their net assets in equity
                     securities of companies with market capitalizations larger than the median cap of companies in the Russell 1000 Growth
                     Index (as of December 31, 2004, this range was between
                     approximately $495 billion and $385 billion), at the time
                     of purchase. Each Fund's investment in foreign companies
                     will be limited to 25% of its assets and to securities
                     listed on U.S. exchanges or traded in U.S. markets. Both
                     Funds may also purchase futures and options, in keeping
                     with their objectives.

                     The Sub-Advisor generally looks for companies with above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, the Sub-Advisor believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

                     In pursuing each Fund's investment objectives, the Sub-Advisor has discretion to purchase some securities that do not meet its normal investment criteria when it perceives an unusual opportunity for gain. These special situations may arise when it believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. Additionally, the Funds may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both the
Defensive            Acquired Fund and the Acquiring Fund may invest without limit in cash and cash equivalents
Investing:           (which include bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master
                     notes that are floating rate debt instruments without a
                     fixed maturity). In addition, both Funds may purchase U.S.
                     government securities, preferred stocks and debt
                     securities, whether or not convertible into or carrying
                     rights for common stock. In taking such defensive measures, either Fund may fail to achieve its investment objective.

         Because both of the Acquired and Acquiring Funds seek long-term capital growth or appreciation by investing primarily in growth-oriented equity securities of the U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential, they have substantially the same investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                               Principal Partners Equity     PIF Partners LargeCap
                                                                      Growth Fund                Growth Fund I
                                                                    (Acquired Fund)             (Acquiring Fund)

                                                                  Class A       Class B      Class A       Class B
                                                                  -------       -------      -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                      5.75%(1)        None        5.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(2)      4.00%(3)      0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a % of amount                    1.00%(4)(5)    1.00%(5)    1.00%(4)(5)     1.00%(5)
redeemed/exchanged):
------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the time of Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Partners Equity Growth Fund           Class A         0.75%         0.25%        0.65%          1.65%
(Acquired Fund)                                 Class B         0.75%         0.93%        0.69%          2.37%

PIF Partners LargeCap Growth Fund I             Class A         0.74%         0.25%        0.54%          1.53%
(Acquiring Fund)                                Class B         0.74%         0.93%        0.59%          2.26%


Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Partners Equity Growth Fund         Class A              $733          $1,065       $1,420        $2,417
(Acquired Fund)                               Class B              $651          $1,064       $1,493        $2,716

PIF Partners LargeCap Growth                  Class A              $726          $1,031       $1,361        $2,294
Fund I
(Acquiring Fund)                              Class B              $640          $1,032       $1,439        $2,604

If you do not sell your shares at the end of the period:
Principal Partners Equity Growth Fund         Class A              $733          $1,065       $1,420        $2,417
(Acquired Fund)                               Class B              $240           $739        $1,265        $2,716

PIF Partners LargeCap Growth                  Class A              $726          $1,031       $1,361        $2,294
Fund I
(Acquiring Fund)                              Class B              $229           $706        $1,210        $2,604


Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

                Principal Partners Equity Growth Fund               PIF Partners LargeCap Growth Fund I
                           (Acquired Fund)                                    (Acquiring Fund)

                   0.75% of the first $250 million;                   0.75% of the first 500 million;
                   0.70% of the next $250 million;                    0.73% of the next $500 million;
                   0.65% of the next $250 million;                  0.71% of the next $500 million; and
                 0.60% of the next $250 million; and               0.70% of the excess over $1.5 billion
                0.55% of the excess over $1 billion of                  of average daily net assets.
                      average daily net assets.

         T. Rowe Price, the Sub-Advisor to both the Acquired and Acquiring Funds, is a wholly owned subsidiary of T. Rowe Price Group, a financial services holding company. Its principal offices are located at 100 East Pratt Street, Baltimore, Maryland 21202. For its services, the Sub-Advisor is paid a fee by the Manager, and not by either Fund.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek long-term capital growth or appreciation by investing primarily in growth-oriented equity securities of the U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential, they have substantially the same risks. The main risks include:

Stock                  Because both Funds purchase equity securities, the Funds are subject to the risk that stock
Market                 prices will fall over short or extended periods of time. Individual companies may report
Risk:                  poor results or be negatively effected by industry and/or economic trends and developments.
                       In response, the price of securities issued by such
                       companies may decline. These factors contribute to price
                       volatility, which is the principal risk of investing in
                       the Funds.

Foreign Securities     The Funds may invest in foreign securities, which carry risks that are not generally found in
Risk:                  stocks of U.S. companies.  These include risks of loss of value as a result of political, financial, and economic events in foreign countries.  In addition, foreign securities may be subject to less stringent accounting and disclosure standards than are required of U.S.
                       companies.

Market Segment Risk:   Both Funds are subject to the risk that their principal market segment, large capitalization
                       growth-oriented stocks, may underperform compared to the equity markets as a whole.   The
                       securities purchased by the Funds present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential.  The value of each Fund's securities may fluctuate on a daily basis.  As with all mutual funds, as the value of each Fund's assets rise or fall, the Fund's share price changes.  If you sell your shares when their value is less that the price you paid, you will lose money.

Growth Stock           Because growth securities typically do not make dividend payments to shareholders, investment
Risk:                  returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

Hedging Strategies     Both Funds may use futures, options, swaps and other derivative instruments to "hedge" or
Risk:                  protect the portfolio from adverse movements in securities prices and interest rates.  Both
                       Funds may also use a variety of currency hedging
                       techniques, including forward currency contracts, to
                       manage exchange rate risk. The Sub-Advisor believes that
                       use of these instruments will benefit both Funds.
                       However, each Fund's performance could be worse then if
                       the Fund had not used such instruments if the
                       Sub-Advisor's judgment proves incorrect.

Active Portfolio       Both Funds may actively trade portfolio securities in an attempt to achieve their investment
Trading Risk:          strategy.  Active trading will cause an increased portfolio turnover rate that increases each
                       Fund's trading costs and may have an adverse impact on performance.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal Partners Equity Growth Fund (Acquired Fund)*
Class A   (before taxes)                                     8.25%     -6.80%       N/A       -4.53%     11/01/1999
                (after taxes on distributions)**             8.25%     -6.80%       N/A       -4.53%
                (after taxes on distributions and sale       5.36%     -5.65%       N/A       -3.79%
of shares)

Class B                                                      7.53%     -7.50%       N/A       -5.25%     11/01/1999

 PIF Partners LargeCap Growth Fund I
(Acquiring Fund)
Institutional Class                                                                                      12/06/2000
--Class A (before taxes)                                     8.40%       N/A        N/A       -6.37%
                (after taxes on distributions)**             8.32%       N/A        N/A       -6.42%
                (after taxes on distributions and sale       5.57%       N/A        N/A       -5.34%
of shares)

--Class B                                                    7.61%       N/A        N/A       -7.05%
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The fundamental investment restrictions of the two Funds reflect differences that the Board does not believe are material in light of the benefits of the Combination;

--T. Rowe Price, the Sub-Advisor to the Acquired Fund, is also the Sub-Advisor to the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services and personnel;

--The Acquiring Fund has a lower investment management fee at current asset levels and is expected to have lower overall expense ratios than the Acquired Fund; the Board considered the higher breakpoints and fees at breakpoints in the Management Agreement with the Acquiring Fund to be a negative factor but believed that his factor was outweighed by the slow rate of the Acquired Fund's asset growth, which meant there was small likelihood of its reaching breakpoint any time soon, the prospectus of the Acquiring Fund for a higher rate of asset growth and the other expected benefits of the Combination;

--The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during their common period of existence has performed somewhat better than the Acquired Fund; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 10

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
            COMBINATION OF THE PRINCIPAL MIDCAP FUND, INC. INTO THE
                              PIF MIDCAP BLEND FUND
                          (Principal MidCap Fund Only)

                                    Overview

         Shareholders of the Principal MidCap Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF MidCap Blend Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds


                    Principal MidCap Fund, Inc.                         PIF MidCap Blend Fund
                        (Acquired Fund)                                    (Acquiring Fund)
Business:            A separate fund.                                 A separate series of PIF.

Net assets as        $531,953,491                                     $86,209,482
of 10/31/2004:

Investment           Principal Global is the Sub-Advisor to both Funds.
Sub-Advisor and
Portfolio Manager:   The portfolio manager for both Funds is K. William Nolin, CFA, manager of domestic mid-cap equity portfolios.

Investment           The Acquired Fund seeks capital appreciation     The Acquiring Fund seeks long-term capital
Objectives:          by investing primarily in securities of          growth.
                     emerging and other growth-oriented companies.

Main Investment      Both Funds invest primarily in common stocks and other equity securities of medium
Strategies:          capitalization companies.  Under normal market conditions, both Funds invest at least 80% of their assets in common stocks of companies with medium
                     market capitalizations, similar to companies in the Russell
                     MidCap Index (as of December 31, 2004 this range was
                     between $631 million and $34 billion), at the time of
                     purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

                     In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Funds, the Sub-Advisor does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

                     The Sub-Advisor considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on the Sub-Advisor's estimation of forward-looking rates of return. Up to 20% of the Acquired Fund's total assets may be invested in foreign securities, whereas up to 25% of the Acquiring Fund's total assets may be invested in foreign securities.

                     The Sub-Advisor focuses its stock selections on established companies that it believes have a sustainable competitive advantage. The Sub-Advisor constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector
                     (companies with similar characteristics) and security weightings of its benchmark. However, the Funds are actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.

                     The Funds may purchase securities issued as part of, or a short period after, companies' initial public offerings
                     (IPOs) and may at times dispose of those shares shortly after their acquisition.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both the
Defensive            Acquired Fund and the Acquiring Fund may invest without limit in cash and cash equivalents
Investing:           (which include bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master
                     notes that are floating rate debt instruments without a
                     fixed maturity). In addition, both Funds may purchase U.S.
                     government securities, preferred stocks and debt
                     securities, whether or not convertible into or carrying
                     rights for common stock. In taking such defensive measures, either Fund may fail to achieve its investment objective.

         Because the Acquired Fund seeks capital appreciation and the Acquiring Fund seeks long-term capital growth, both by investing primarily in equity securities of medium capitalization companies, and both may in invest in foreign securities, they have substantially similar investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                                    Principal MidCap         PIF MidCap Blend Fund
                                                                          Fund                  (Acquiring Fund)
                                                                    (Acquired Fund)

                                                                  Class A       Class B      Class A       Class B
                                                                  -------       -------      -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                      5.75%(1)        None        5.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(2)      4.00%(3)      0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a % of amount                    1.00%(4)(5)    1.00%(5)    1.00%(4)(5)     1.00%(5)
redeemed/exchanged):
------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the Effective Time of Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal MidCap Fund                           Class A         0.55%         0.20%        0.27%          1.02%
(Acquired Fund)                                 Class B         0.55%         0.45%        0.32%          1.32%

PIF MidCap Blend Fund*                          Class A         0.65%         0.20%        0.26%          1.11%
(Acquiring Fund)                                Class B         0.65%         0.45%        0.31%          1.41%

--------------

* The Manager has agreed to contractually cap expenses in order to reduce the Total Operating Expenses of the Acquiring Fund to not more than 1.02% of average net assets for Class A shares and not more than 1.32% of average net assets for Class B shares. This expense cap will remain in effect until June 30, 2008.

Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal MidCap Fund                         Class A              $673           $881        $1,106        $1,751
(Acquired Fund)                               Class B              $549           $753         $963         $1,470

PIF MidCap Blend Fund*                        Class A              $673           $881        $1,106        $1,751
(Acquiring Fund)                              Class B              $549           $753         $963         $1,470

If you do not sell your shares at the end of the period:
Principal MidCap Fund                         Class A              $673           $881        $1,106        $1,751
(Acquired Fund)                               Class B              $134           $418         $723         $1,470

PIF MidCap Blend Fund*                        Class A              $673           $881        $1,106        $1,751
(Acquiring Fund)                              Class B              $134           $418         $723         $1,470
-------------

* These examples reflect the Manager's agreement to contractually cap expenses in order to reduce the Total Operating Expenses of the Acquiring Fund. This expense cap will remain in effect until June 30, 2008.


Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

                        Principal MidCap Fund                              PIF MidCap Blend Fund
                            (Acquired Fund)                                   (Acquiring Fund)

                   0.65% of the first $100 million;                   0.65% of the first 500 million;
                   0.60% of the next $100 million;                    0.63% of the next $500 million;
                   0.55% of the next $100 million;                  0.61% of the next $500 million; and
                 0.50% of the next $100 million; and               0.60% of the excess over $1.5 billion
               0.45% of the excess over $400 million of                 of average daily net assets.
                     average daily net assets.

         Principal Global, the Sub-Advisor to both the Acquired and Acquiring Funds, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services, the Sub-Advisor is paid a fee by the Manager, and not by either Fund.

At the PIF Shareholders Meeting, shareholders of the Acquiring Fund will be asked to approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by shareholders of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The shareholders of the Acquired Fund have previously approved granting the Manager comparable authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.

                    Comparison of Principal Investment Risks


         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because the Acquired Fund seeks capital appreciation and the Acquiring Fund seeks long-term capital growth, both by investing primarily in equity securities of medium capitalization companies, and both may in invest in foreign securities, they have substantially similar risks. The main risks include:

Stock                  Because both Funds purchase equity securities, they are subject to the risk that stock prices
Market                 will fall over short or extended periods of time.  Individual companies may report poor
Risk:                  results or be negatively effected by industry and/or economic trends and developments.  In response, the price of securities issued by such
                       companies may decline. These factors contribute to price
                       volatility, which is the principal risk of investing in
                       the Funds.

Foreign Securities     The Funds may invest in foreign securities, which carry risks that are not generally found in
Risk:                  stocks of U.S. companies.  These risks include loss of value as a result of political, financial, and economic events in foreign countries.  In addition, foreign securities may be subject to less stringent accounting and disclosure standards than are required of U.S.
                       companies.

Market Segment         Each Fund is subject to the risk that its principal market segment, medium capitalization stocks,
Risk:                  may underperform compared to the equity markets as a
                       whole. Because different types of stocks tend to shift in
                       and out of favor depending on market and economic
                       conditions, each Fund's performance may sometimes be
                       lower or higher than that of other types of funds. The
                       value of each Fund's equity securities may fluctuate on a
                       daily basis. As with all mutual funds, as the value of
                       each Fund's assets rise or fall, the Fund's share price
                       changes. If you sell your shares when their value is less
                       than the price you paid, you will lose money.

Medium                 The medium capitalization companies in which the Funds invest may be more vulnerable to
Capitalizations Risk:  adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to
                       narrow product lines, limited financial resources, less
                       depth in management or a limited trading market for their
                       securities.

Growth Stock           Because growth securities typically do not make dividend payments to shareholders, investment
Risk:                  returns are based on capital appreciation, making returns
                       more dependent on market increases and decreases. Growth
                       stocks may therefore be more volatile than non-growth
                       stocks to market changes.

Value Stock            The Funds may invest in value stocks, which carry the risk that the market will not recognize a
Risk:                  security's intrinsic value for a long time or that a
                       stock judged to be undervalued may actually be
                       appropriately priced.

Initial Public         Each Fund is subject to the risks associated with the purchase of shares issued in IPOs by
Offerings ("IPOs")     companies that have little operating history as public companies, as well as to the risks
Risk:                  inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain
                       newly-public companies have fluctuated in significant
                       amounts over short periods of time. In addition, the
                       Sub-Advisor cannot guarantee continued access to IPO
                       offerings, and may at times dispose of those shares
                       shortly after their acquisition.

         The primary risks of investing in the Acquired and Acquiring Funds differ in that the Acquiring Fund may have a slightly greater exposure to foreign securities risk because a larger portion of the Acquiring Fund's portfolio may be invested in foreign securities.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal MidCap Fund (Acquired Fund)*
Class A   (before taxes)                                    17.34%      9.19%     13.01%        N/A      12/18/1987
                (after taxes on distributions)**            15.72%      6.81%     11.39%        N/A
                (after taxes on distributions and sale      13.34%      6.88%     10.88%        N/A
of shares)

Class B                                                     17.04%      8.69%     12.59%        N/A      12/09/1994

PIF MidCap Blend Fund (Acquiring Fund)
Institutional Class (before taxes)                                                                       03/01/2001
--Class A (before taxes)                                    17.22%       N/A        N/A        9.80%
                (after taxes on distributions)**            15.99%       N/A        N/A        9.27%
                (after taxes on distributions and sale      12.75%       N/A        N/A        8.32%
of shares)

--Class B                                                   16.87%       N/A        N/A        9.48%
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Principal Global, the Sub-Advisor to the Acquired Fund, is also the Sub-Advisor to the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services and personnel;

--Although the Acquiring Fund has a higher investment management fee and is expected to have higher overall expense ratios than the Acquired Fund, the Board determined that such level of expenses is within industry norms and may be expected to decrease over time, and that the higher management fee was outweighed by the other benefits of the Combination and the Manager's agreement to contractually cap the expenses of the Class A and Class B shares of the Acquiring Fund so that they will not exceed the pre-Combination expenses of the Acquired Fund for a three-year period after the Effective Time of the Reorganization; further, although future expense ratios cannot be known, if sales expectations are met, the expense ratios of the Acquiring Fund are expected to be approximately at or below the projected expense ratios of the Acquired Fund absent the Reorganization;

--The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during their common period of existence has performed somewhat better than the Acquired Fund; and

--The Combination will result in a combined Fund which will have a larger asset base and over time may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.


                                   PROPOSAL 11

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE COMBINATION OF THE PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC. INTO THE PIF
                           PARTNERS MIDCAP GROWTH FUND
                  (Principal Partners MidCap Growth Fund Only)

                                    Overview

         Shareholders of the Principal Partners MidCap Growth Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF Partners MidCap Growth Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds


                            Principal Partners MidCap Growth                    PIF Partners MidCap Growth
                                       Fund, Inc.                                          Fund
                                     (Acquired Fund)                                 (Acquiring Fund)
Business:            A separate fund.                                 A separate series of PIF.

Net assets as        $32,028,749                                      $44,505,874
of 10/31/2004:

Investment           Turner Investment Partners ("Turner") is the Sub-Advisor to both Funds.
Sub-Advisor and
Portfolio            The portfolio managers for both Funds are:
Managers:                    --Christopher K. McHugh, Senior Portfolio Manager;
                             --William C. McVail, Senior Portfolio Manager; and
                             --Robert E. Turner, CFA, Chairman and Chief Investment Officer.

Investment           The Acquired Fund seeks long-term capital        The Acquiring Fund seeks long term growth of
Objectives:          growth by investing primarily in medium          capital.
                     capitalization U.S. companies with strong
                     earnings growth potential.

Main Investment      Both Funds invest primarily in common stocks and other equity securities of U.S. companies
Strategies:          with strong earnings growth potential.  Under normal market conditions, both Funds invest at least 80% of their assets in common stocks of companies
                     with medium market capitalizations, similar to companies in the Russell MidCap Growth Index (as of December 31, 2004
                     this range was between $631 million and $34 billion), at
                     the time of purchase. Market capitalization is defined as
                     total current market value of a company's outstanding
                     common stock.

                     Both Funds invest in securities of companies that are diversified across economic sectors, and both attempt to maintain sector concentrations that approximate those of their current benchmark, the Russell MidCap Growth Index.
                     Neither Fund is an index fund, and neither limits its investment to securities of issuers in the Russell MidCap
                     Growth Index. Up to 10% of the Acquired Fund's total assets may be invested in foreign securities, whereas up to 25% of the Acquiring Fund's total assets may be invested in foreign securities.

                     The Sub-Advisor selects stocks that it believes will have strong earnings growth potential. It invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. It believes forecasts for market timing and sector rotations are unreliable and introduce an unacceptable level or risk. As a result, under normal market conditions, both Funds are fully invested.

                     The Funds may purchase securities issued as part of, or a short period after, companies' initial public offerings
                     ("IPOs"), and may at times dispose of those shares shortly after their acquisition.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/ Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         Because both of the Acquired and Acquiring Funds seek long-term growth of capital by investing primarily in equity securities of medium market capitalization companies, they have substantially the same investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                             Principal Partners MidCap        PIF Partners MidCap
                                                                    Growth Fund                   Growth Fund
                                                                  (Acquired Fund)               (Acquiring Fund)

                                                               Class A         Class B       Class A       Class B
                                                               -------         -------       -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                    5.75%(1)          None        5.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                         0.75%(2)        4.00%(3)      0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a % of amount                 1.00%(4)(5)       1.00%(5)    1.00%(4)(5)     1.00%(5)
redeemed/exchanged):
------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

        The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the time of Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Partners MidCap Growth Fund            Class A        0.90%         0.25%        0.78%         1.93%*
(Acquired Fund)                                  Class B        0.90%         0.92%        0.84%         2.66%*

PIF Partners MidCap Growth Fund**                Class A        1.00%         0.25%        0.62%          1.87%
(Acquiring Fund)                                 Class B        1.00%         0.92%        0.68%          2.60%
--------

* The Manager voluntarily agreed to limit the Acquired Fund's expenses and, if necessary, pay expenses normally payable by that Fund through the period ended February 28, 2006. If such expense limit were reflected in the table, the Acquired Fund's Total Operating Expenses would be 1.78% for Class A shares and 2.52% for Class B shares.
** The Manager has agreed to contractually cap expenses in order to reduce the Total Operating Expenses of the Acquiring Fund to not more than 1.75% of average net assets for Class A Shares and not more than 2.50% of average net assets for Class B Shares. This expense cap will remain in effect until June 30, 2008.

Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Partners MidCap Growth Fund            Class A           $760          $1,146       $1,557        $2,699
(Acquired Fund)                                  Class B           $678          $1,145       $1,635        $2,727

PIF Partners MidCap Growth Fund*                 Class A           $743          $1,094       $1,469        $2,519
(Acquiring Fund)                                 Class B           $663          $1,102       $1,557        $2,565

If you do not sell your shares at the end of the period:
Principal Partners MidCap Growth Fund            Class A           $760          $1,146       $1,557        $2,699
(Acquired Fund)                                  Class B           $269           $826        $1,410        $2,727

PIF Partners MidCap Growth Fund*                 Class A           $743          $1,094       $1,469        $2,519
(Acquiring Fund)                                 Class B           $253           $779        $1,331        $2,565
---------------

* These examples reflect the Manager's agreement to contractually cap expenses in order to reduce the Total Operating Expenses of the Acquiring Fund. This expense cap will remain in effect until June 30, 2008.

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

             Principal Partners MidCap Growth Fund                    PIF Partners MidCap Growth Fund
                        (Acquired Fund)                                       (Acquiring Fund)

              0.90% of average daily net assets.                      1.00% of the first 500 million;
                                                                      0.98% of the next $500 million;
                                                                    0.96% of the next $500 million; and
                                                                   0.95% of the excess over $1.5 billion
                                                                        of average daily net assets.

         Turner is the Sub-Advisor to both the Acquired and Acquiring Funds. Its principal offices are located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312. For its services, the Sub-Advisor is paid a fee by the Manager, and not by either Fund.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek long-term growth of capital by investing primarily in equity securities of medium market capitalization companies, they have substantially the same risks. The main risks include:

Stock                  Because both Funds purchase equity securities, the Funds are subject to the risk that stock
Market                 prices will fall over short or extended periods of time. Individual companies may report
Risk:                  poor results or be negatively effected by industry and/or economic trends and developments.
                       In response, the price of securities issued by such
                       companies may decline. These factors contribute to price
                       volatility, which is the principal risk of investing in
                       the Funds.

Foreign Securities     The Funds may invest in foreign securities, which carry risks that are not generally found in
Risk:                  stocks of U.S. companies.  These risks include loss of value as a result of political, financial, and economic events in foreign countries.  In addition, foreign securities may be subject to less stringent accounting and disclosure standards than are required of U.S.
                       companies.

Market Segment Risk:   Each Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole.  The securities purchased by the Funds present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same
                       potential.   The value of each Fund's equity securities may fluctuate on a daily basis.  As with all mutual funds, as the value of each Fund's assets rise or fall, the Fund's share price changes.  If you sell your shares when their value is less than the price you paid, you will lose money.

Medium                 The medium capitalization companies in which the Funds invest may be more vulnerable to
Capitalization Risk:   adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to
                       narrow product lines, limited financial resources, less
                       depth in management or a limited trading market for their
                       securities.

Active Portfolio       Both Funds may actively trade securities in an attempt to achieve their investment
Trading Risk           objective. High turnover rates may increase each Fund's trading costs and may have an adverse impact on that Fund's performance.

Growth Stock Risk:     Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns
                       more dependent on market increases and decreases. Growth
                       stocks may therefore be more volatile than non-growth
                       stocks to market changes.

Initial Public         Each Fund is subject to the risks associated with the purchase of shares issued in IPOs by
Offerings ("IPOs")     companies that have little operating history as public companies, as well as to the risks
Risk:                  inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain
                       newly-public companies have fluctuated in significant
                       amounts over short periods of time. In addition, the
                       Sub-Advisor cannot guarantee continued access to IPO
                       offerings, and may at times dispose of those shares
                       shortly after their acquisition.

         The primary risks of investing in the Acquired and Acquiring Funds differ in that the Acquiring Fund may have a greater exposure to foreign security risk because a larger portion of the Acquiring Fund's portfolio may be invested in foreign securities.

         The risks of investing in the Acquiring Fund are more fully described in PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal Partners MidCap Growth Fund (Acquired Fund)*
Class A   (before taxes)                                    10.60%       N/A        N/A       -11.58%    03/01/2000
                (after taxes on distributions)**            10.60%       N/A        N/A       -11.58%
                (after taxes on distributions and sale       6.89%       N/A        N/A       -9.45%
of shares)

Class B                                                      9.84%       N/A        N/A       -12.10%    03/01/2000

PIF Partners MidCap Growth
Fund (Acquiring Fund)
Institutional Class                                                                                      03/01/2001
--Class A (before taxes)                                    11.46%       N/A        N/A       -0.75%
                (after taxes on distributions)**            11.46%       N/A        N/A         -0.75%
                (after taxes on distributions and sale       7.45%       N/A        N/A       -0.63%
of shares)

--Class B                                                   10.64%       N/A        N/A       -1.49%
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The fundamental investment restrictions of the two Funds reflect differences that the Board does not believe are material in light of the benefits of the Combination;

--Turner, the Sub-Advisor to the Acquired Fund, is also the Sub-Advisor to the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services and personnel;

--Although the Acquiring Fund has a higher investment management fee and is expected to have higher overall expenses than the Acquired Fund immediately after the Reorganization, the Board determined that such level of fees is within industry norms and that overall expenses may be expected to decrease over time, and that the impact of the higher management fee was outweighed by the other benefits of the Combination and the Manager's agreement to contractually cap the expenses of the Class A and Class B shares of the Acquiring Fund so that they will not exceed the pre-Combination expenses of the Acquired Fund for a three-year period after the Effective Time of the Reorganization; further, although future expense ratios cannot be known, if sales expectations are met, the expense ratios of the Acquiring Fund are expected to be approximately at or below the projected expense ratios of the Acquired Fund absent the Reorganization;



--The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during their common period of existence has performed somewhat better than the Acquired Fund; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.


                                   PROPOSAL 12

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
             COMBINATION OF THE PRINCIPAL SMALLCAP FUND, INC. INTO
                           THE PIF SMALLCAP BLEND FUND
                         (Principal SmallCap Fund Only)

                                    Overview

         Shareholders of the Principal SmallCap Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF SmallCap Blend Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds

                   Principal SmallCap Fund, Inc.                     PIF SmallCap Blend Fund
                        (Acquired Fund)                                   (Acquiring Fund)
Business:            A separate fund.                                 A separate series of PIF.

Net assets as        $106,848,090                                     $102,700,953
of 10/31/2004:

Investment           Principal Global is the Sub-Advisor to both Funds.
Sub-Advisor and
Portfolio            The portfolio manager for the Acquired Fund is:
Managers:                      --Todd Sanders, CFA, equity analyst.

                     The portfolio managers for the Acquiring Fund are:
                               --Mustafa Sagun, CFA, manager of quantitative research; and
                               --Todd Sanders, CFA.

Investment           Both Funds seek to provide long-term growth of capital.
Objectives:

Main Investment      Both Funds invest primarily in common stocks of small capitalization companies.  Under normal
Strategies:          market conditions, both Funds invest at least 80% of their assets in common stocks of companies with small market capitalizations, similar to the companies in the Russell 2000 Index (as of December 31,
                     2004 this range was between $59 million and $3.6 billion), at the time of purchase. Up to 20% of the Acquired Fund's
                     assets may be invested in foreign securities, whereas up to
                     25% of the Acquiring Fund's assets may be invested in
                     foreign securities.

                     In selecting securities for the Funds, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The Sub-Advisor does not have a policy of preferring one of these categories to the other. The value orientation of the Funds emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up.
                     The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus on the Sub-Advisor's estimation of forward-looking rates of return.

                     The Sub-Advisor may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

          Because both of the Acquired and Acquiring Funds seek long-term growth of capital by investing primarily in small capitalization companies, they have substantially the same investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                               Principal SmallCap Fund      PIF SmallCap Blend Fund
                                                                   (Acquired Fund)             (Acquiring Fund)

                                                                 Class A       Class B       Class A       Class B
                                                                 -------       -------       -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                     5.75%(1)        None        5.75%(1)         None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                          0.75%(2)      4.00%(3)      0.75%(2)       4.00%(3)

Redemption or Exchange Fee (as a % of amount                   1.00%(4)(5)    1.00%(5)     1.00%(4)(5)     1.00%(5)
redeemed/exchanged):
------------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the time of Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal SmallCap Fund                         Class A         0.85%         0.22%        0.50%          1.57%
(Acquired Fund)                                 Class B         0.85%         0.93%        0.53%          2.31%

PIF SmallCap Blend Fund                         Class A         0.75%         0.22%        0.47%          1.44%
(Acquiring Fund)                                Class B         0.75%         0.93%        0.49%          2.17%


Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal SmallCap Fund                       Class A              $726          $1,042       $1,381        $2,335
(Acquired Fund)                               Class B              $645          $1,046       $1,464        $2,374

PIF SmallCap Blend Fund                       Class A              $713          $1,004       $1,317        $2,200
(Acquiring Fund)                              Class B              $631          $1,005       $1,394        $2,231

If you do not sell your shares at the end of the period:
Principal SmallCap Fund                       Class A              $726          $1,042       $1,381        $2,335
(Acquired Fund)                               Class B              $234           $721        $1,235        $2,374

PIF SmallCap Blend Fund                       Class A              $713          $1,004       $1,317        $2,200
(Acquiring Fund)                              Class B              $220           $679        $1,164        $2,231

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

                       Principal SmallCap Fund                            PIF SmallCap Blend Fund
                           (Acquired Fund)                                    (Acquiring Fund)

                   0.85% of the first $100 million;                   0.75% of the first 500 million;
                   0.80% of the next $100 million;                    0.73% of the next $500 million;
                   0.75% of the next $100 million;                  0.71% of the next $500 million; and
                 0.70% of the next $100 million; and                0.70% of the excess over $1.5 billion
               0.65% of the excess over $400 million of                  of average daily net assets.
                      average daily net assets.

         Principal Global, the Sub-Advisor to both the Acquired and Acquiring Funds, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services, the Sub-Advisor is paid a fee by the Manager, and not by either Fund.

At the PIF Shareholders Meeting, shareholders of the Acquiring Fund will be asked to approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by shareholders of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The shareholders of the Acquired Fund have previously approved granting the Manager comparable authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek long-term growth of capital by investing primarily in small capitalization companies, they have substantially the same risks. The main risks include:

Stock                  Because the Funds both purchase equity securities, the Funds are subject to the risk that
Market                 stock prices will fall over short or extended periods of time. Individual companies may
Risk:                  report poor results or be negatively effected by industry and/or economic trends and developments. In response, the price of securities issued
                       by such companies may decline. These factors contribute
                       to price volatility (wide, rapid fluctuations), which is
                       the principal risk of investing in the Funds.

Small Cap              Investments in companies with smaller capitalizations may involve greater risk and price
Risk:                  volatility than investments in larger, more mature companies.  Smaller companies may be developing or marketing new products or services for
                       which markets are not yet established and may never
                       become established. While small, unseasoned companies may
                       offer greater opportunities for capital growth than
                       larger, more established companies, they also involve
                       greater risks and should be considered speculative.

Foreign Securities     The Funds may invest in foreign securities, which carry risks that are not generally found in
Risk:                  stocks of U.S. companies.  These risks include loss of value as a result of political, financial, and economic events in foreign countries.  In addition, foreign securities may be subject to less stringent accounting and disclosure standards than are required of U.S.
                       companies.

Value Stocks           The Funds' investments in value stocks carry the risk that the market will not recognize a
Risk:                  security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Growth Stock           Because growth securities typically do not make dividend payments to shareholders, investment
Risk:                  returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

Market Segment Risk:   The Funds are each subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The value of each Fund's equity securities may fluctuate on a daily basis.  Each Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies and may underperform as companies to the securities of larger companies.  As with all mutual funds, as the values of each Fund's assets rise or fall, the
                       Fund's share price changes.  If you sell your shares when their value is less that the price you paid, you will lose money.

Initial Public         The Funds are each subject to the risks associated with the purchase of shares issued in IPOs
Offering ("IPO")       by companies that have little operating history as public companies, as well as to the risks
Risk:                  inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain
                       newly-public companies have fluctuated in significant
                       amounts over short periods of time. In addition, the
                       Sub-Advisor cannot guarantee continued access to IPO
                       offerings, and may at times dispose of those shares
                       shortly after their acquisition.


         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund          Date
Principal SmallCap Fund (Acquired Fund)*
Class A   (before taxes)                                    19.13%      0.30%       N/A        4.61%      12/31/1997
                (after taxes on distributions)**            19.13%     -0.78%       N/A        3.22%
                (after taxes on distributions and sale      12.43%     -0.39%       N/A        3.12%
of shares)

Class B                                                     18.29%     -0.47%       N/A        3.85%      12/31/1997

PIF SmallCap Blend Fund (Acquiring Fund)
Institutional Class                                                                                       03/01/2001
--Class A (before taxes)                                    15.67%       N/A        N/A       11.38%
                (after taxes on distributions)**            14.68%       N/A        N/A       11.03%
                (after taxes on distributions and sale      11.35%       N/A        N/A        9.79%
of shares)

--Class B                                                   14.83%       N/A        N/A       10.57%
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Principal Global, the Sub-Advisor to the Acquired Fund, is also the Sub-Advisor to the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services and personnel;

--The Acquiring Fund has a lower investment management fee and is expected to have lower overall expense ratios than the Acquired Fund;

--The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during their common period of existence has outperformed the Acquired Fund; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 13

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE COMBINATION OF THE PRINCIPAL PARTNERS SMALLCAP GROWTH FUND, INC. INTO THE
                      PIF PARTNERS SMALLCAP GROWTH FUND II
                 (Principal Partners SmallCap Growth Fund Only)

                                    Overview

         Shareholders of the Principal Partners SmallCap Growth Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF Partners SmallCap Growth Fund II (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds


                Principal Partners SmallCap Growth Fund           PIF Partners SmallCap Growth Fund II
                            (Acquired Fund)                                 (Acquiring Fund)
Business             A separate fund.                                 A separate series of PIF.

Net assets as        $19,106,648                                      $294,904,933
of 10/31/2004:

Investment           Emerald Advisers, Inc. ("Emerald") and UBS Global Asset Management (Americas) Inc., ("UBS
Sub-Advisors and     Global AM") are the Sub-Advisors to both Funds.
Portfolio
Managers:            The Emerald portfolio managers for both Funds are:
                              --Kenneth G. Mertz II, CFA, President; and
                              --Stacey L. Sears, Senior Vice President and Portfolio Manager.

                     For UBS Global AM, investment decisions for both Funds are made by an investment management team which includes:
                              --Paul A. Graham, Jr., Executive Director and Co-Head of U.S. SmallCap Growth Equity; and
                              --David N. Wabnik, Executive Director and Co-Head of U.S. SmallCap Growth Equity.
                     No member of the investment management team is primarily
                     responsible for making portfolio purchases.

Investment           Both Funds seek to provide long-term capital growth.
Objectives:

Main Investment      Both Funds invest primarily in equity securities.  Under normal market conditions, both Funds
Strategies:          invest at least 80% of their assets in equity securities of companies with small market capitalizations (capitalizations equal to or smaller than
                     the greater of $2.5 billion or the highest market
                     capitalization of the companies in the Russell 2000 Growth
                     Index) (as of December 31, 2004 this range was between $59 million and $3.6 billion), at the time of purchase. Up to
                     25% of each Fund's total assets may be invested in foreign securities.

                     UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS
                     Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. UBS Global AM may also invest in securities of emerging growth companies which are companies that it expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values.
                     Investments in equity securities may include common stock and preferred stock.

                     Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

                     The Funds may purchase securities issued as part of, or a short period after, companies' initial public offerings
                     ("IPOs"), and may at times dispose of those shares shortly after their acquisition.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         The Acquired and Acquiring Funds have the same investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisors can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                                   Principal Partners        PIF Partners SmallCap
                                                                  SmallCap Growth Fund           Growth Fund II
                                                                    (Acquired Fund)             (Acquiring Fund)

                                                                  Class A       Class B      Class A       Class B
                                                                  -------       -------      -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                      5.75%(1)        None        5.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(2)      4.00%(3)      0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a % of amount                    1.00%(4)(5)    1.00%(5)    1.00%(4)(5)     1.00%(5)
redeemed/exchanged):
--------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the Effective Time.

                         Annual Fund Operating Expenses

                                                                  Management       12b-1       Other       Total Fund
                                                                     Fees          Fees      Expenses       Operating
                                                                                                            Expenses
Principal Partners SmallCap Growth Fund            Class A          0.90%          0.25%       0.99%         2.14%*
(Acquired Fund)                                    Class B          0.90%          0.91%       1.07%         2.88%*

PIF Partners SmallCap Growth Fund II**             Class A          1.00%          0.25%       0.87%          2.12%
(Acquiring Fund)                                   Class B          1.00%          0.91%       0.94%          2.85%
-----------

* The Manager voluntarily agreed to limit the Acquired Fund's expenses and, if necessary, pay expenses normally payable by that Fund through the period ended February 28, 2006. If such expense limit were reflected in the table, the Acquired Fund's Total Operating Expenses would be 1.95% for Class A shares and 2.70% for Class B shares.
** The Manager has agreed to contractually cap expenses in order to reduce the Total Operating Expenses of the Acquiring Fund to not more than 1.95% for Class A shares and not more than 2.70% for Class B shares. This expense cap will continue in effect until June 30, 2008.


Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Partners SmallCap Growth Fund             Class A        $780          $1,206       $1,658        $2,905
(Acquired Fund)                                     Class B        $700          $1,211       $1,740        $2,948

PIF Partners SmallCap Growth Fund II*               Class A        $762          $1,152       $1,567        $2,719
(Acquiring Fund)                                    Class B        $682          $1,159       $1,654        $2,767

If you do not sell your shares at the end of the period:
Principal Partners SmallCap Growth Fund             Class A        $780          $1,206       $1,658        $2,905
(Acquired Fund)                                     Class B        $291           $892        $1,518        $2,948

PIF Partners SmallCap Growth Fund II*               Class A        $762          $1,152       $1,567        $2,719
(Acquiring Fund)                                    Class B        $273           $838        $1,430        $2,767
-----------

* These examples reflect the Manager's agreement to contractually cap expenses in order to reduce the Total Operating Expenses of the Acquiring Fund. This expense cap will remain in effect until June 30, 2008.


Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

               Principal Partners SmallCap Growth Fund              PIF Partners SmallCap Growth Fund II
                           (Acquired Fund)                                    (Acquiring Fund)

                  0.90% of the first $250 million;                    1.00% of the first 500 million;
                   0.85% of the next $250 million;                    0.98% of the next $500 million;
                   0.80% of the next $250 million;                  0.96% of the next $500 million; and
                 0.75% of the next $250 million; and               0.95% of the excess over $1.5 billion
               0.70% of the excess over $1 billion of                   of average daily net assets.
                      average daily net assets.

         Emerald and UBS Global AM are the Sub-Advisors to both the Acquired Fund and the Acquiring Fund. Emerald is a subsidiary of Emerald Asset Management, which is owned by eleven inside shareholders and one outside minority shareholder. Its principal offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601. UBS Global AM, a U.S. corporation, is a subsidiary of UBS AG and a member of its UBS Global Asset Management business group. UBS Global AM is located at 51 West 52nd Street, New York, NY 10019. For their services, the Sub-Advisors are paid a fee by the Manager, and not by either Fund.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek long-term growth of capital by investing primarily in equity securities of small capitalization companies, they have the same risks. The primary risks include:

Stock                  Because both Funds purchase equity securities, the Funds are subject to the risk that stock
Market                 prices will fall over short or extended periods of time. Individual companies may report
Risk:                  poor results or be negatively effected by industry and/or economic trends and developments.
                       In response, the price of securities issued by such
                       companies may decline. These factors contribute to price
                       volatility, which is the principal risk of investing in
                       the Funds.

Small Capitalization   The Funds' investments in companies with smaller market capitalizations may involve greater
Risks:                 risks and price volatility than investments in larger, more mature companies.  Smaller companies may be developing or marketing new products or
                       services for which markets are not yet established and
                       may never become established. While small, unseasoned
                       companies may offer greater opportunities for capital
                       growth than larger, more established companies, they also
                       involve greater risks.

Growth Stocks          Because growth securities typically do not make dividend payments to shareholders, investment
Risk:                  returns are based on capital appreciation, making returns more dependent on market increases and decreases.  Growth stocks may therefore be more volatile than non-growth stocks.

Sector Risk:           UBS Global AM may group companies with similar characteristics into broad categories called sectors.
                       Sector risk is the possibility that a certain sector may
                       underperform other sectors or the market as a whole. To
                       the extent a Fund's portfolio holdings are allocated to a
                       particular sector, the Fund's performance will be more
                       susceptible to any economic, business or other
                       developments that generally affect that sector.

Foreign Securities     The Funds may invest in foreign securities, which carry risks that are not generally found in
Risk:                  stocks of U.S. companies.  These risks include loss of value as a result of political, financial, and economic events in foreign countries.  In addition, foreign securities may be subject to less stringent accounting and disclosure standards than are required of U.S.
                       companies.

Market Segment Risk:   The Funds are each subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole.
                       The securities purchased by the Funds present greater opportunities for growth due to high earnings growth potential, but may also involve greater risks than securities that do not have the same potential.  The value of each Fund's securities may fluctuate on a daily basis.  Each Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies. As with all mutual funds, as the value of each
                       Fund's assets rises or falls, the Fund's share price changes.  If you sell your shares when their value is less than the price you paid, you will lose money.

Initial Public         Each Fund's purchase of shares issued in IPOs exposes it to the additional risks associated
Offerings ("IPOs")     with companies that have little operating history as public companies, as well as to the
Risk:                  risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of
                       certain newly-public companies have fluctuated in
                       significant amounts over short periods of time. In
                       addition, the Sub-Advisor cannot guarantee continued
                       access to IPO offerings and may at times dispose of those
                       shares shortly after their acquisition.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal Partners SmallCap Growth Fund
(Acquired Fund)*
Class A   (before taxes)                                    10.22%       N/A        N/A       -11.38%    12/22/2000
                (after taxes on distributions)**            10.22%       N/A        N/A       -11.38%
                (after taxes on distributions and sale       6.64%       N/A        N/A       -9.38%
of shares)

Class B                                                      9.16%       N/A        N/A       -12.07%    12/22/2000

PIF Partners SmallCap Growth Fund II (Acquiring Fund)
Institutional Class                                                                                      12/06/2000
--Class A (before taxes)                                    10.03%       N/A        N/A       -4.86%
                (after taxes on distributions)**             9.62%       N/A        N/A       -4.99%
                (after taxes on distributions and sale       7.05%       N/A        N/A       -4.11%
of shares)

--Class B                                                    9.22%       N/A        N/A       -5.57%
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005 meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The fundamental investment restrictions of the two Funds reflect differences that the Board does not believe are material in light of the benefits of the Combination;

--Emerald and UBS Global AM, the Sub-Advisors to the Acquired Fund, are also the Sub-Advisors to the Acquiring Fund and may be expected to provide continuity in the quality of their investment advisory services and personnel;

--Although the Acquiring Fund has a higher investment management fee and is expected to have higher overall expenses than the Acquired Fund immediately after the Reorganization, the Board determined that such level of fees is within industry norms and that overall expenses may be expected to decrease over time, and that the impact of the higher management fee was outweighed by the other benefits of the Combination and the Manager's agreement to contractually cap the expenses of the Class A and Class B shares of the Acquiring Fund so that they will not exceed the pre-Combination expenses of the Acquired Fund for a three-year period after the Effective Time of the Reorganization; further, although future expense ratios cannot be known, if sales expectations are met, the expense ratios of the Acquiring Fund are expected to be approximately at or below the projected expense ratios of the Acquired Fund absent the Reorganization;

--The Acquiring Fund has outperformed the Acquired Fund since their inception dates; and

--The Combination will result in a combined Fund which will have a larger asset base and over time may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.


                                   PROPOSAL 14

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
      COMBINATION OF THE PRINCIPAL REAL ESTATE SECURITIES FUND, INC. INTO
                       THE PIF REAL ESTATE SECURITIES FUND
                  (Principal Real Estate Securities Fund Only)

                                    Overview

         Shareholders of the Principal Real Estate Securities Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF Real Estate Securities Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds


                       Principal Real Estate Securities Fund, Inc.           PIF Real Estate Securities Fund
                                     (Acquired Fund)                                 (Acquiring Fund)
Business             A separate fund.                                 A separate series of PIF.

Net assets as        $81,463,784                                      $419,075,279
of 10/31/2004:

Investment           The Manager directly manages the Acquired        Principal-REI is the Sub-Advisor to the
Sub-Advisors and     Fund.                                            Acquiring Fund.
Portfolio Manager:

                     The portfolio manager for both Funds is Kelly D. Rush, CFA, director of Real Estate Investment Trust ("REIT") activity.

Investment           Both Funds seek to generate a total return by investing primarily in equity securities of
Objectives:          companies principally engaged in the real estate industry.

Main Investment      Under normal markets conditions, both Funds invest at least 80% of their assets in equity
Strategies:          securities of companies principally engaged in the real estate industry.  For purposes of each
                     Fund's investment policies, a real estate company has at
                     least 50% of its assets, income or profits derived from
                     products or services related to the real estate industry.
                     Real estate companies include REITs and companies with
                     substantial real estate holdings such as paper, lumber,
                     hotel and entertainment companies. Companies whose products and services relate to the real estate industry include
                     building supply manufacturers, mortgage lenders and
                     mortgage servicing companies.

                     REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue
                     Code. REITs are characterized as:
                    o Equity REITs, which primarily own property and generate revenue from rental income;
                    o    Mortgage REITs,  which invest in real estate mortgages;
                         and
                    o Hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

                     In selecting securities for the Funds, the Manager for the Acquired Fund and the Sub-Advisor for the Acquiring Fund focus on equity REITs.

                     Each Fund may invest up to 25% of its assets in securities of foreign real estate companies.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         Because both of the Acquired and Acquiring Funds seek to generate a total return by investing primarily in equity securities of companies principally engaged in the real estate industry, they have the same investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Manager and the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                                 Principal Real Estate          PIF Real Estate
                                                                    Securities Fund             Securities Fund
                                                                    (Acquired Fund)             (Acquiring Fund)

                                                                  Class A       Class B      Class A       Class B
                                                                  -------       -------      -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                      5.75%(1)        None        5.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(2)      4.00%(3)      0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a % of amount                    1.00%(4)(5)    1.00%(5)    1.00%(4)(5)     1.00%(5)
redeemed/exchanged):
----------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the Effective Time of Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Real Estate Securities Fund           Class A         0.90%         0.25%        0.49%          1.64%
(Acquired Fund)                                 Class B         0.90%         0.91%        0.54%          2.35%

PIF Real Estate Securities Fund                 Class A         0.85%         0.25%        0.47%          1.57%
(Acquiring Fund)                                Class B         0.85%         0.91%        0.51%          2.27%


Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.


                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Real Estate Securities Fund         Class A              $732          $1,063       $1,415        $2,407
(Acquired Fund)                               Class B              $649          $1,058       $1,483        $2,427

PIF Real Estate Securities Fund               Class A              $726          $1,042       $1,381        $2,335
(Acquiring Fund)                              Class B              $641          $1,035       $1,444        $2,347

If you do not sell your shares at the end of the period:
Principal Real Estate Securities Fund         Class A              $732          $1,063       $1,415        $2,407
(Acquired Fund)                               Class B              $238           $733        $1,255        $2,427

PIF Real Estate Securities Fund               Class A              $726          $1,042       $1,381        $2,335
(Acquiring Fund)                              Class B              $230           $709        $1,215        $2,347


Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:


                Principal Real Estate Securities Fund                 PIF Real Estate Securities Fund
                           (Acquired Fund)                                    (Acquiring Fund)
                   0.90% of the first $100 million;                   0.85% of the first 500 million;
                   0.85% of the next $100 million;                    0.83% of the next $500 million;
                   0.80% of the next $100 million;                  0.81% of the next $500 million; and
                 0.75% of the next $100 million; and              0.80% of the excess over $1.5 billion
              0.70% of the excess over $400 million of                  of average daily net assets.
                    average daily net assets.

         The Manager directly manages the Acquired Fund. Principal-REI, the Sub-Advisor to the Acquiring Fund, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services to the Acquiring Fund, the Sub-Advisor is paid a fee by the Manager, and not by the Fund.

         At the PIF Shareholders Meeting, shareholders of the Acquiring Fund will be asked to approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by shareholders of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The shareholders of the Acquired Fund have previously approved granting the Manager comparable authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek to generate a total return by investing primarily in equity securities of companies principally engaged in the real estate industry, they have the same risks. The main risks include:

Real Estate            Securities of real estate companies are subject to securities market risks as well as risks
Risk:                  similar to those of direct ownership of real estate.  These include:
                       o    Declines in the value of real estate;
                       o    Risks related to general and local economic conditions;
                       o    Dependency on management skills;
                       o    Heavy cash flow dependency;
                       o    Possible lack of available mortgage funds;
                       o    Overbuilding;
                       o    Extended vacancies in properties;
                       o    Increases in property taxes and operating expenses;
                       o    Changing in zoning laws;
                       o    Expenses incurred in the cleanup of environmental problems;
                       o    Casualty or condemnation losses; and
                       o    Changes in interest rates.

REIT Risk:             The Funds may invest in equity REITs and mortgage REITs.  Equity REITs are affected by the changes in the value of the properties owned by the trust.  Mortgage REITs are affected by the quality of the credit extended.  Both equity and mortgage REITs:
                       o    May not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
                       o    May not be diversified with regard to the geographic locations of the properties
                            (thus subject to regional economic developments);
                       o    Are subject to cash flow dependency and defaults by borrowers; and
                       o    Could fail to qualify for tax-free pass-through of income under the Internal
                            Revenue Code.

Foreign Securities     The Funds may invest in foreign securities, which carry risks that are not generally found
Risk:                  in stocks of U.S. companies.  These risks include loss of value as a result of political, financial, and economic events in foreign countries.  In addition, foreign securities may be subject to less stringent accounting and disclosure standards than are required of U.S.
                       companies.

Stock Market Risk:     The net asset value of each Fund's shares is affected by changes in the value of the securities it owns.  The prices of equity securities held by the Funds may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines.  In the short term, stock prices can fluctuate dramatically in response to these factors.  As with all mutual funds, as the values of each Fund's assets rise or fall, the Fund's share price changes.  If you sell your shares when their value is less than the price you paid, you will lose money.

Sector Risk:           Because the Funds invest at least 80% of their net assets in securities of companies principally engaged in the real estate industry, the Funds are subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole.  As the Manager for the Acquired Fund, or the Sub-Advisor for the Acquiring
                       Fund, allocates more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.  The share prices of the Funds may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal Real Estate Securities Fund (Acquired Fund)*
Class A   (before taxes)                                    33.42%     22.39%       N/A       12.35%     12/31/1997
                (after taxes on distributions)**            29.81%     20.44%       N/A       10.63%
                (after taxes on distributions and sale      24.17%     18.77%       N/A        9.81%
of shares)

Class B                                                     32.44%     21.55%       N/A       11.61%     12/31/1997

PIF Real Estate Securities Fund (Acquiring Fund)
Institutional Class                                                                                      03/01/2001
--Class A (before taxes)                                    33.16%       N/A        N/A       22.61%
                (after taxes on distributions)**            31.04%       N/A        N/A       20.93%
                (after taxes on distributions and sale      22.53%       N/A        N/A       18.86%
of shares)

--Class B                                                   32.24%       N/A        N/A       21.76%
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Although the Manager directly manages the Acquired Fund and Principal-REI is the Sub-Advisor to the Acquiring Fund, both Funds have the same portfolio manager and Principal-REI is expected to provide at least the same quality of investment advisory services as the Manager;

--The Acquiring Fund has a lower investment management fee at current asset levels, although a higher management fee rate structure at higher asset levels, and is expected to have lower overall expense ratios than the Acquired Fund;

--The Acquiring Fund has been operational for a shorter period than the Acquired Fund, and, although the Acquiring Fund during their common period of existence has somewhat underperformed the Acquired Fund, the performance of the two Funds for such period is closely comparable; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 15

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
             COMBINATION OF THE PRINCIPAL BOND FUND, INC. INTO THE
                       PIF BOND & MORTGAGE SECURITIES FUND
                           (Principal Bond Fund Only)

                                    Overview

         Shareholders of the Principal Bond Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF Bond & Mortgage Securities Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds


                                Principal Bond Fund, Inc.                  PIF Bond & Mortgage Securities Fund
                                     (Acquired Fund)                                 (Acquiring Fund)
Business             A separate fund.                                 A separate series of PIF.

Net assets as        $210,237,090                                     $639,723,828
of 10/31/2004:

Investment           The Manager directly manages the Acquired Fund.  Principal Global is the Sub-Advisor for the
Sub-Advisors:                                                         Acquiring Fund.

Portfolio            The portfolio managers for both Funds are:
Managers:                   --William C. Armstrong, CFA, leader of  the multi-sector/core portfolio management group.
                            --Timothy R. Warrick, CFA, co-portfolio manager.

Investment           The Acquired Fund seeks to provide as high a     The Acquiring Fund seeks to provide current
Objectives:          level of income as is consistent with            income.
                     preservation of capital and prudent investment
                     risk.

Main Investment      Under normal circumstances, both Funds invest at least 80% of their assets in intermediate
Strategies:          maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating
                     Services ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's").  The Funds
                     consider the term "bond" to mean any debt security.  Normally, the Funds invest in:
                     o        Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
                     o        Mortgage-backed securities representing an interest in a pool of mortgage loans;
                     o        Debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if
                              not rated, in the opinion of the Manager (Acquired
                              Fund) and Sub-Advisor (Acquiring Fund) of
                              comparable quality; and
                     o        Securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

                     The rest of each Fund's assets may be invested in:
                     o        Preferred and common stock that may be convertible
                              (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
                     o Securities rated less than the four highest grades of S&P or Moody's (i.e. less than investment grade) but not lower than CCC (S&P) or Caa
                              (Moody's).

                     During the fiscal year ended October 31, 2004, the average ratings of each Fund's assets, based on market values at the end of each month, were as follows (all ratings are by Moody's):

                                                                 Acquired Fund             Acquiring Fund
                     Securities rated "Aaa".....................     54.54%                    54.65%
                     Securities rated "Aa"......................      5.36%                     6.48%
                     Securities rated "A".......................     12.11%                    12.41%
                     Securities rated "Baa".....................     18.26%                    18.12%
                     Securities rated "Ba"......................      5.20%                     3.99%
                     Securities rated "B".......................      4.05%                     3.89%
                     Securities rated "Ca" or lower.............      0.48%                     0.46%

                     The percentages for Aaa, Aa, A, Baa, Ba, B and Ca shown above for the Acquired Fund include 0.47%, 0.41%, 0.05%,
                     0.10%, 0.05%, 0.23% and 0.01%, respectively, of unrated securities that have been determined by the Manager to be of comparable quality. The Acquiring Fund held no unrated securities during the fiscal year ended October 31, 2004.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         Although the Acquired Fund, in contrast to the Acquiring Fund, has as part of its investment objective preservation of capital, the Acquired Fund and the Acquiring Fund otherwise have substantially the same investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Manager and the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         For an explanation of debt securities ratings, see Appendix C to this Proxy Statement/Prospectus.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                                     Principal Bond           PIF Bond & Mortgage
                                                                          Fund                  Securities Fund
                                                                    (Acquired Fund)             (Acquiring Fund)

                                                                  Class A       Class B      Class A       Class B
                                                                  -------       -------      -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                      4.75%(1)        None        4.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(2)      4.00%(3)      0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a % of amount                    1.00%(4)(5)    1.00%(5)    1.00%(4)(5)     1.00%(5)
redeemed/exchanged):
------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

      The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the time of Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Bond Fund                             Class A         0.47%         0.20%        0.27%          0.94%
(Acquired Fund)                                 Class B         0.47%         0.78%        0.35%          1.60%

PIF Bond & Mortgage Securities Fund*            Class A         0.54%         0.20%        0.25%          0.99%
(Acquiring Fund)                                Class B         0.54%         0.78%        0.33%          1.65%

----------------------

* The Manager has agreed to contractually cap expenses in order to reduce the Total Operating Expenses of the Acquiring Fund to not more than 0.94% for Class A shares and not more than 1.60% for Class B shares. This expense cap will remain in effect until June 30, 2009.

Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Bond Fund                           Class A              $566           $760         $970         $1,575
(Acquired Fund)                               Class B              $576           $837        $1,107        $1,641

PIF Bond & Mortgage Securities Fund*          Class A              $566           $760         $970         $1,575
(Acquiring Fund)                              Class B              $576           $837        $1,107        $1,641

If you do not sell your shares at the end of the period:
Principal Bond Fund                           Class A              $566           $760         $970         $1,575
(Acquired Fund)                               Class B              $163           $505         $871         $1,641

PIF Bond & Mortgage Securities Fund*          Class A              $566           $760         $970         $1,575
(Acquiring Fund)                              Class B              $163           $505         $871         $1,641
---------------

* These examples reflect the Manager's agreement to contractually cap expenses in order to reduce the Total Operating Expenses of the Acquiring Fund. This expense cap will remain in effect until June 30, 2009.

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

                         Principal Bond Fund                        PIF Bond & Mortgage Securities Fund
                           (Acquired Fund)                                    (Acquiring Fund)

                   0.50% of the first $100 million;                   0.55% of the first 500 million;
                   0.45% of the next $100 million;                    0.53% of the next $500 million;
                   0.40% of the next $100 million;                  0.51% of the next $500 million; and
                 0.35% of the next $100 million; and              0.50% of the excess over  $1.5 billion
              0.30% of the excess over $400 million of                  of average daily net assets.
                      average daily net assets.

         The Manager directly manages the Acquired Fund. Principal Global, the Sub-Advisor to the Acquiring Fund, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services to the Acquiring Fund, the Sub-Advisor is paid a fee by the Manager, and not by the Fund.

         At the PIF Shareholders Meeting, shareholders of the Acquiring Fund will be asked to approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by shareholders of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The shareholders of the Acquired Fund have previously approved granting the Manager comparable authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.

         The Board of Directors of PIF has approved proposed sub-sub-advisory agreements appointing Spectrum and Post as new sub-sub-advisors to the Acquiring Fund. The proposed agreements will be submitted for approval by shareholders of the Acquiring Fund at the PIF Shareholders Meeting. Each of Spectrum and Post is an affiliate of the Manager and a member of the Principal Financial Group. Spectrum's offices are located at 4 High Ridge Park, Stamford, Connecticut 06905. Post's offices are located at 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025. Personnel from Post have been provided to Principal Global to provide day-to-day investment management for the Acquiring Fund pursuant to an Investment Services Agreement among the Acquiring Fund, the Manager and Principal Life.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek current income by investing primarily in intermediate fixed-income securities having comparable debt ratings, they have substantially the same risks. The main risks include:

Duration               The average portfolio durations of the Funds normally varies within a three- to six-year
Risks:                 time frame based on the Manager's (Acquired Fund) or Sub-Advisor's (Acquiring Fund) forecast for interest rates. Duration is a measure of the expected
                       life of a fixed-income security that is used to determine
                       the sensitivity of a security's price to changes in
                       interest rates. A fund with a longer average portfolio
                       duration will be more sensitive to changes in interest
                       rates than a fund with a shorter average portfolio
                       duration.

U.S. Government        The Funds may invest in debt and mortgage-backed securities issued by government-sponsored
Sponsored Securities   enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National
Risks:                 Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the U.S. government, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate          When interest rates fall, the price of a debt security rises, and when interest rates rise,
Risk:                  the price declines.  In addition, the value of securities held by the Funds may be affected by factors such as credit rating of the entity that
                       issued the security and its maturity. Lower quality and
                       longer maturity securities will be subject to greater
                       credit risk and price fluctuations than higher quality
                       and shorter maturity securities.

Non-Investment         Fixed-income securities that are not investment grade are commonly referred to as "junk
Grade Fixed-Income     bonds" or high yield securities. These securities offer a potentially higher yield than
Securities Risk:       other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Municipal Securities   Principal and interest payments on municipal securities may not be guaranteed by the issuing
Risk:                  body and may be payable only from monies derived from a particular source.  If the source does not perform as expected, principal and income
                       payments may not be made on time or at all. In addition,
                       the market for municipal securities is often thin and may
                       be temporarily affected by large purchases and sales,
                       including those of the Funds. General conditions in the
                       financial markets and the size of a particular offering
                       may also negatively affect the returns of a municipal
                       security.

Credit Risk:           Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds
                       held by the Funds may be affected by unfavorable
                       political, economic, or government developments that
                       could affect the repayment of principal or the payment of
                       interest

Prepayment Risk:       Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must
                       then be reinvested at lower rates. Prepayments may also
                       shorten the effective maturities of these securities,
                       especially during periods of declining interest rates. On
                       the other hand, during periods of rising interest rates,
                       a reduction in prepayments may increase the effective
                       maturities of these securities, subjecting them to the
                       risk of decline in market value in response to rising
                       interest rates. This may increase the volatility of the
                       Funds.

Active Portfolio       Both Funds may actively trade securities in an attempt to achieve their investment
Trading Risk:          objective. High turnover rates may increase the Funds' trading costs and may have an adverse impact on their performance.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal Bond Fund (Acquired Fund)*
Class A   (before taxes)                                     4.66%      6.52%      7.05%        N/A      12/18/1987
                (after taxes on distributions)**             3.07%      4.43%      4.62%        N/A
                (after taxes on distributions and sale       3.01%      4.28%      4.52%        N/A
of shares)

Class B                                                      4.05%      5.76%      6.50%        N/A      12/09/1994

PIF Bond & Mortgage Securities Fund (Acquiring Fund)
Institutional Class (before taxes)                                                                       03/01/2001
--Class A (before taxes)                                     4.35%       N/A        N/A        5.45%
                (after taxes on distributions)**             2.94%       N/A        N/A        3.68%
                (after taxes on distributions and sale       2.82%       N/A        N/A        3.57%
of shares)

--Class B                                                    3.66%       N/A        N/A        4.75%
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--Although the Acquired Fund, in contrast to the Acquiring Fund, has as part of its investment objective preservation of capital, the Acquired Fund and the Acquiring Fund otherwise have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Principal Global, as the Sub-Advisor to the Acquiring Fund, may be expected to provide at least the same quality of investment advisory services and personnel (the Funds currently have some of the same portfolio managers) as have been provided by the Manager as the Advisor to the Acquired Fund;

--Although the Acquiring Fund has a higher investment management fee and is expected to have higher overall expenses than the Acquired Fund immediately after the Reorganization, the Board determined that such level of fees is within industry norms and that overall expenses may be expected to decrease over time, and that the impact of the higher management fee was outweighed by the other benefits of the Combination and the Manager's agreement to contractually cap the expenses of the Class A and Class B shares of the Acquiring Fund so that they will not exceed the pre-Combination expenses of the Acquired Fund for a four-year period after the Effective Time of the Reorganization; further, although future expense ratios cannot be known, if sales expectations are met, the expense ratios of the Acquiring Fund are expected to be approximately at or below the projected expense ratios of the Acquired Fund absent the Reorganization;

--The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during their common period of existence has somewhat underperformed the Acquired Fund; the Board did not consider this factor as outweighing the other benefits of the Combination; and

--The Combination will result in a combined Fund which will have a larger asset base and over time may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.


                                   PROPOSAL 16

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE COMBINATION OF THE PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC. INTO THE
                         PIF GOVERNMENT SECURITIES FUND
               (Principal Government Securities Income Fund Only)

                                    Overview

         Shareholders of the Principal Government Securities Income Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF Government Securities Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds


                       Principal Government Securities
                              Income Fund, Inc.                         PIF Government Securities Fund
                               (Acquired Fund)                                 (Acquiring Fund)
Business             A separate fund.                                 A separate series of PIF.

Net assets as        $328,777,079                                     $119,246,630
of 10/31/2004:

Investment           Principal Global is the Sub-Advisor to both Funds.
Sub-Advisors and
Portfolio            The portfolio managers for both Funds are:
Managers:                      --Mark Karstrom, portfolio manager of mortgage-backed securities; and
                               --Martin J. Schafer, portfolio manager specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios.

Investment           The Acquired Fund seeks a high level of          The Acquiring Fund seeks to provide current
Objectives:          current income, liquidity and safety of          income.
                     principal by purchasing obligations issued or
                     guaranteed by the U.S. government or its
                     agencies.  The guarantees by the U.S.
                     government extend only to principal and
                     interest.

Main Investment      Both Funds seek to achieve their investment objectives by investing at least 80% of their
Strategies:          assets in securities that are issued by the U.S. government, its agencies or instrumentalities. The Funds may invest in mortgage-backed securities representing an interest in a pool of mortgage
                     loans. These securities are rated AAA by Standard & Poor's
                     Corporation or Aaa by Moody's Investor Services, Inc., or,
                     if unrated, determined by the Sub-Advisor to be of
                     equivalent quality.

                     The Funds rely on the professional judgment of the Sub-Advisor to make decisions about their portfolio securities. The basic investment philosophy of the Sub-Advisor is to seek undervalued securities that represent good long-term investment opportunities.
                     Securities may be sold when the Sub-Advisor believes they no longer represent good long-term value.

                     The Funds may also hold cash and cash equivalents. The size of the each Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of each Fund to achieve its objectives but it also would reduce each Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         Although the Acquired Fund, in contrast to the Acquiring Fund, has as part of its investment objective liquidity and safety of principal, the Acquired Fund and the Acquiring Fund otherwise have substantially the same investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         For an explanation of debt securities ratings, see Appendix C to this Proxy Statement/Prospectus.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                                  Principal Government           PIF Government
                                                                       Securities               Securities Fund
                                                                      Income Fund               (Acquiring Fund)
                                                                    (Acquired Fund)

                                                                  Class A       Class B      Class A       Class B
                                                                  -------       -------      -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                      4.75%(1)        None        4.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(2)      4.00%(3)      0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a % of amount                    1.00%(4)(5)    1.00%(5)    1.00%(4)(5)     1.00%(5)
redeemed/exchanged):
----------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the Effective Time of Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Government Securities Income Fund     Class A         0.44%         0.19%        0.19%          0.82%
(Acquired Fund)                                 Class B         0.44%         0.92%        0.24%          1.60%
PIF Government Securities Fund                  Class A         0.40%         0.19%        0.18%          0.77%
(Acquiring Fund)                                Class B         0.40%         0.92%        0.23%          1.55%


Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Government Securities Income Fund   Class A              $555           $724         $908         $1,440
(Acquired Fund)                               Class B              $576           $873        $1,107        $1,593

PIF Government Securities Fund                Class A              $550           $709         $883         $1,384
(Acquiring Fund)                              Class B              $571           $822        $1,082        $1,537

        If you do not sell your shares at the end of the period:
Principal Government Securities Income Fund   Class A              $555           $724         $908         $1,440
(Acquired Fund)                               Class B              $163           $505         $871         $1,593

PIF Government Securities Fund                Class A              $550           $709         $883         $1,384
(Acquiring Fund)                              Class B              $158           $490         $845         $1,537


Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:


             Principal Government Securities Income Fund               PIF Government Securities Fund
                           (Acquired Fund)                                    (Acquiring Fund)
                   0.50% of the first $100 million;                   0.40% of the first 500 million;
                   0.45% of the next $100 million;                    0.38% of the next $500 million;
                   0.40% of the next $100 million;                  0.36% of the next $500 million; and
                 0.35% of the next $100 million; and               0.35% of the excess over $1.5 billion
               0.30% of the excess over $400 million of                   of average daily net assets.
                      average daily net assets.

         Principal Global, the Sub-Advisor to both the Acquired and Acquiring Funds, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services, the Sub-Advisor is paid a fee by the Manager, and not by either Fund.

         At the PIF Shareholders Meeting, shareholders of the Acquiring Fund will be asked to approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by shareholders of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The Manager currently has authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek current income by investing primarily in securities issue by the U.S. government or it agencies or instrumentalities, they have substantially the same risks. The main risks include:

U.S. Government        U.S. government securities do not involve the degree of credit risk associated with
Securities Risks:      investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than
                       the yields available from many other fixed-income
                       securities. Like other fixed-income securities, the
                       values of U.S. government securities change as interest
                       rates fluctuate. Fluctuations in the value of each Fund's
                       securities do not affect interest income on securities
                       already held by the Fund but are reflected in the Fund's
                       price per share. Since the magnitude of these
                       fluctuations generally is greater at times when the
                       Funds' average maturity is longer, under certain market
                       conditions the Funds may invest in short-term investments
                       yielding lower current income rather than investing in
                       higher yielding longer term securities.

U.S. Government        The Funds may both invest in debt and mortgage-backed securities issued by
Sponsored Securities   government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the
Risks:                 Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the U.S. government, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk:    The value of fixed-income securities held by the Funds may be affected by factors such as changing interest rates.  When interest rates rise, the value of fixed-income securities will generally fall.  Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities.  Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date.  If an issuer calls its security during a time of declining interest rates, the Funds may have to reinvest the proceeds in securities with lower rates.  In addition, each Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.

Prepayment             The Funds may both invest in mortgage backed securities, which are subject to prepayment
Risk:                  risk.  When interest rates decline, significant unscheduled prepayments may result.  These prepayments must be reinvested at lower rates.
                       Prepayments may also shorten the effective maturities of
                       these securities, especially during periods of declining
                       interest rates. On the other hand, during periods of
                       rising interest rates, a reduction in prepayments may
                       increase the effective maturities of these securities,
                       subjecting them to the risk of decline in value in
                       response to rising interest rates. This may increase the
                       volatility of the Funds.

                       In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium.
                       Unscheduled prepayments are made at par and cause the Funds to experience a loss of some or all of the premium.

Credit Risk:           Low quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds
                       held by the Funds may be affected by unfavorable
                       political, economic, or governmental developments that
                       could affect the repayment of principal or the payment of
                       interest.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal Government Securities Income Fund (Acquired
Fund)*
Class A   (before taxes)**                                   3.11%      6.02%      6.90%        N/A      05/12/1985
                (after taxes on distributions)               1.67%      3.97%      4.58%        N/A
                (after taxes on distributions and sale       2.01%      3.89%      4.47%        N/A
of shares)

Class B                                                      2.25%      5.19%      6.35%        N/A      12/09/1994

PIF Government Securities Fund (Acquiring Fund)
Institutional Class                                                                                      03/01/2001
--Class A (before taxes)                                     3.17%       N/A        N/A        4.56%
                (after taxes on distributions)**             1.75%       N/A        N/A        2.76%
                (after taxes on distributions and sale       2.04%       N/A        N/A        2.80%
of shares)

--Class B                                                    2.37%       N/A        N/A        3.75%
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--Although the Acquired Fund, in contrast to the Acquiring Fund, has as part of its investment objective liquidity and safety of principal, the Acquired Fund and the Acquiring Fund otherwise have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Principal Global is the Sub-Advisor to both the Acquired Fund and the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services and personnel;

--The Acquiring Fund has a lower investment management fee and is expected to have lower overall expense ratios than the Acquired Fund; the Board considered the higher breakpoints and fees at breakpoints in the Management Agreement with the Acquiring Fund to be a negative factor but believed that this factor was outweighed by the slow rate of the Acquired Fund's asset growth, which meant there was small likelihood of its reaching a breakpoint any time soon, the prospects of the Acquiring Fund for a higher rate of asset growth and the other expected benefits of the Combination.

--The Acquiring Fund has been operational for a shorter period than the Acquired Fund and has generally underperformed the Acquired Fund during their common period of existence; the Acquiring Fund has, however, outperformed the Acquired Fund for the most recent fiscal year period; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.



                                   PROPOSAL 17

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
        COMBINATION OF THE PRINCIPAL TAX-EXEMPT BOND FUND, INC. INTO THE
                            PIF TAX-EXEMPT BOND FUND
                      (Principal Tax-Exempt Bond Fund Only)

                                    Overview

         Shareholders of the Principal Tax-Exempt Bond Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF Tax-Exempt Bond Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds


                          Principal Tax-Exempt Bond Fund, Inc.                   PIF Tax-Exempt Bond Fund
                                     (Acquired Fund)                                 (Acquiring Fund)
Business             A separate fund.                                 A separate series of PIF.

Net assets as        $177,672,315                                     None.  The Acquiring Fund will commence
of 10/31/2004:                                                        operations at the time of the Reorganization.

Investment           The Manager directly manages the Acquired Fund.  Principal Global is the Sub-Advisor to the
Sub-Advisor                                                           Acquiring Fund.

Portfolio Manager:   The portfolio manager for both Funds is Thomas V. Catus, CFA, portfolio manager specializing in municipal bonds.

Investment           The Acquired Fund and Acquiring Fund both seek as high a level of current income exempt from
Objectives:          federal income tax as is consistent with preservation of capital.  The Funds seek to achieve their objectives primarily through the purchase of
                     investment grade quality, tax-exempt fixed-income
                     obligations.

Main Investment      The Acquired Fund and the Acquiring Fund both invest in a diversified portfolio of securities
Strategies:          issued by or on behalf of state or local governments and other public authorities.  In the opinion of the issuer's bond counsel, interest on these
                     obligations is exempt from federal income tax. Investment
                     in either Fund is not appropriate for IRA or other
                     tax-advantaged accounts.

                     Under normal market conditions, both Funds invest at least
                     80% of their assets in municipal obligations. At the time these securities are purchased, they are:

                     o        municipal bonds which are rated in the four highest grades by Moody's
                              Investors Service, Inc. ("Moody's");
                     o        municipal notes rated in the highest grade by Moody's;
                     o        municipal commercial paper rated in the highest
                              grade by Moody's or Standard & Poor's Rating
                              Service ("S&P"), of if unrated, are of comparable
                              quality in the opinion of the Manager.

                     During normal market conditions, both Funds will not invest more than 20% of their assets in securities that do not meet the criteria stated above; taxable securities; or municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax. Both Funds may also invest in taxable securities that mature one year or less from the time of purchase. These taxable investments are generally made for liquidity purposes or as temporary investments of cash pending investment in municipal obligations.

                     Up to 20% of each Fund's assets may be invested in fixed-income securities rated lower than BBB by S&P or Baa by Moody's. Neither Fund will purchase municipal bonds rated lower than B by Moody's or S&P. The Funds also will not buy municipal notes or commercial paper which are unrated or are not comparable in quality to rated securities.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         The Acquired Fund and the Acquiring Fund have the same investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies, the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         For an explanation of debt securities ratings, see Appendix C to this Proxy Statement/Prospectus.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                                  Principal Tax-Exempt           PIF Tax-Exempt
                                                                       Bond Fund                   Bond Fund
                                                                    (Acquired Fund)             (Acquiring Fund)

                                                                  Class A       Class B      Class A       Class B
                                                                  -------       -------      -------       -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                      4.75%(1)        None        4.75%(1)        None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(2)      4.00%(3)      0.75%(2)      4.00%(3)

Redemption or Exchange Fee (as a % of amount                    1.00%(4)(5)    1.00%(5)    1.00%(4)(5)     1.00%(5)
redeemed/exchanged):
----------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the time of Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Tax-Exempt Bond Fund                  Class A         0.48%         0.21%        0.07%          0.76%
(Acquired Fund)                                 Class B         0.48%         0.54%        0.13%          1.15%

PIF Tax-Exempt Bond Fund *                      Class A         0.50%         0.21%        0.06%         0.77%**
(Acquiring Fund)                                Class B         0.50%         0.54%        0.12%         1.16%**

----------------
* The Acquiring Fund will not issue shares prior to the Effective Time of the Reorganization. The estimated expenses for the fiscal year ending October 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Closing Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the actual expenses of the Acquiring Fund for fiscal year 2005 because the Acquiring Fund will carry over the financial statements of the Acquired Fund and report the historical financial information of that Fund for periods prior to the Effective Time as its own.
** The Manager has agreed to contractually cap expenses in order to reduce the Total Operating Expenses of the Acquiring Fund to not more than 0.76% for Class A shares and not more than 1.15% for Class B shares. This expense cap will continue in effect until June 30, 2008.

Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.


                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Tax-Exempt Bond Fund                Class A              $549           $706         $877         $1,372
(Acquired Fund)                               Class B              $533           $701         $875         $1,238

PIF Tax-Exempt Bond Fund*                     Class A              $549           $706         $877         $1,372
(Acquiring Fund)                              Class B              $533           $701         $875         $1,238

If you do not sell your shares at the end of the period:
Principal Tax-Exempt Bond Fund                Class A              $549           $706         $877         $1,372
(Acquired Fund)                               Class B              $117           $365         $633         $1,238

PIF Tax-Exempt Bond Fund*                     Class A              $549           $706         $874         $1,372
(Acquiring Fund)                              Class B              $117           $365         $633         $1,238
------------

* These examples reflect the Manager's agreement to contractually cap expenses in order to reduce the Total Operating Expenses of the Acquiring Fund. This expense cap will remain in effect until June 30, 2008.

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule.

            Principal Tax-Exempt Bond Fund (Acquired Fund)                PIF Tax-Exempt Bond Fund
                                                                              (Acquiring Fund)

                   0.50% of the first $100 million;                   0.50% of the first $500 million;
                   0.45% of the next $100 million;                    0.48% of the next $500 million;
                   0.40% of the next $100 million;                  0.46% of the next $500 million; and
                 0.35% of the next $100 million; and               0.45% of the excess over $1.5 billion
               0.30% of the excess over $400 million of                 of average daily net assets.
                      average daily net assets.

         The Manager directly manages the Acquired Fund. Principal Global, the Sub-Advisor to the Acquiring Fund, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services to the Acquiring Fund, the Sub-Advisor is paid a fee by the Manager, and not by the Acquiring Fund.

         It is expected that, prior to the Reorganization, the initial shareholder of the Acquiring Fund will approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by the initial shareholder of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The shareholders of the Acquired Fund have previously approved granting the Manager comparable authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. The Acquired Fund and the Acquiring Fund have the same risks. The main risks include:

Municipal              Both Funds may not invest more than 5% of assets in the securities of any one issuer (except
Securities             the U.S. government), but may invest without limit in obligations of issuers located in the
Risk:                  same state. They may also invest in debt obligations that are repayable out of revenue from economically related projects or facilities. This
                       represents a risk to the Funds since an economic,
                       business or political development or change affecting one
                       security could also affect others.

Non-Investment Grade   Fixed income securities that are not investment grade are commonly referred to as "high yield"
Fixed Income           securities or "junk bonds." These securities offer a potentially higher yield than other, higher
Securities             rated securities, but they carry a greater degree of risk and are considered
Risk:                  speculative by the major credit rating agencies.

Interest Rate Risk:    When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by
                       the Funds may be affected by factors such as credit
                       rating of the entity that issued the security and its
                       maturity. Lower quality and longer maturity securities
                       will be subject to greater credit risk and price
                       fluctuations than higher quality and shorter maturity
                       securities.

Industrial             Both Funds may purchase industrial development bonds, which are issued by industrial
Development Risk:      development authorities. These bonds may only be backed by the assets and revenues of the industrial corporation that uses the facility financed by the bonds.

         The risks of investing in the Acquiring Fund are more fully described in PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the Class A and Class B shares of the Acquired Fund. The Acquiring Fund has not yet commenced operations. After the Combination, the Acquiring Fund will assume the historical performance of the Class A and Class B shares of the Acquired Fund as the historical performance of, respectively, the Class A and B shares of the Acquiring Fund for periods prior to the Effective Time of Reorganization.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal Tax-Exempt Bond Fund (Acquired Fund)*
Class A   (before taxes)                                     3.56%      6.16%      6.58%        N/A      03/20/1986
                (after taxes on distributions)**             3.30%      6.06%      6.51%        N/A
                (after taxes on distributions and sale       3.92%      5.89%      6.38%        N/A
of shares)

Class B                                                      3.18%      5.61%      6.13%        N/A      12/09/1994

------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.


                     Board Consideration of the Combination

         The Board of Directors of the Acquired Fund unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Principal Global, as the Sub-Advisor to the Acquiring Fund, may be expected to provide at least the same quality of investment advisory services and personnel as the Manager currently provides in directly managing the Acquired Fund;

--Although the Acquiring Fund has a higher investment management fee and is expected to have higher overall expenses than the Acquired Fund immediately after the Reorganization, the Board determined that such level of fees is within industry norms and that overall expenses may be expected to decrease over time, and that the impact of the higher management fee was outweighed by the other benefits of the Combination and the Manager's agreement to contractually cap the expenses of the Class A and Class B shares of the Acquiring Fund so that they will not exceed the pre-Combination expenses of the Acquired Fund for a three-year period after the Effective Time of the Reorganization; further, although future expense ratios cannot be known, if sales expectations are met, the expense ratios of the Acquiring Fund are expected to be approximately at or below the projected expense ratios of the Acquired Fund absent the Reorganization;

--Comparative performance of the Acquired Fund and the Acquiring Fund was not considered a factor since the Acquiring Fund is newly organized, has no operating history and will assume the historical performance of the Acquired Fund; and

--The Combination of the Acquired Fund into the Acquiring Fund, which is part of the larger PIF Funds, will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and attendant reductions in overall expenses that are available from a larger fund family.



                                   PROPOSAL 18

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
       COMBINATION OF EACH OF THE PRINCIPAL INTERNATIONAL FUND, INC., AND
              THE PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC. INTO
                     THE PIF DIVERSIFIED INTERNATIONAL FUND
         (Principal International and International SmallCap Funds Only)

                                    Overview

         Shareholders of each of the Principal International Fund, Inc. and the Principal International SmallCap Fund, Inc. (each, an "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of those Funds into the PIF Diversified International Fund (the "Acquiring Fund"). Shareholders of each Acquired Fund will vote separately on this Proposal, and the Combination of each Acquired Fund into the Acquiring Fund is not contingent upon the Combination of the other Acquired Fund into the Acquiring Fund.

         For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization" above.

                   Comparison of Acquired and Acquiring Funds

  Principal International Fund, Inc.     Principal International SmallCap Fund   PIF Diversified International Fund
            (Acquired Fund)                         (Acquired Fund)                       (Acquiring Fund)
Business:
A separate fund.                         A separate fund.                       A separate series of PIF.

Net Assets as of 10/31/04:
$239,533,840                             $61,074,590                            $104,491,372


Investment Sub-Advisor:
Principal Global is the Sub-Advisor to all three Funds.

Portfolio Managers:
--Paul H. Blankenhagen, CFA,             --Brian W. Pattinson, CFA,             --Paul H. Blankenhagen, CFA,
  portfolio manager.                        portfolio  manager.                    portfolio manager.
--Juliet Cohn, portfolio manager.                                               --Juliet Cohn, portfolio manager.

Investment Objectives:
This Acquired Fund seeks long-term       This Acquired Fund seeks long-term     The Acquiring Fund seeks long-term
growth of capital by investing in a      growth of capital by investing in a    growth of capital.
portfolio of equity securities of        portfolio of equity securities of
companies domiciled in any of the        companies domiciled in any of the
nations of the world.                    nations of the world.

Main Investment Strategies:
This Acquired Fund invests in a          This Acquired Fund invests primarily   The Acquiring Fund invests in a
portfolio of equity securities of        in equity securities of non-U.S.       portfolio of equity securities of
companies domiciled in any of the        companies with comparatively smaller   companies domiciled in any of the
nations of the world.  The Fund          market capitalizations. Under normal   nations of the world.  The Fund
invests in securities of:                market conditions, the Fund invests    invests in securities of:
o    companies with their                at least 80% of its assets in          o    companies with their
     principal place of business or      securities of companies similar in          principal place of business or
     principal office outside the U.S.;  size to companies included in the           principal office outside the
o    companies for which the             Citigroup Extended Market Index             U.S.;
     principal securities trading        (EMI) World ex U.S. (as of December    o    companies for which the
     market is outside the U.S.; and     31, 2004, this range was between $16        principal securities trading
o    companies, regardless of            million and $16.7 billion).  Market         market is outside the U.S.; and
     where their securities are          capitalization is defined as total     o    companies, regardless of
     traded, that derive 50% or more     current market value of a company's         where their securities are
     of their total revenue from goods   outstanding stock.                          traded, that derive 50% or more
     or services produced or sales                                                   of their total revenue from
     made outside the U.S.               The Fund invests in securities of:          goods or services produced or
                                         o    companies with their                  sales made outside the U.S.
The Fund has no limitation on the             principal place of business or
percentage of assets that are invested        principal office outside the      The Fund has no limitation on the
in any one country or denominated in          U.S.;                             percentage of assets that are
any one currency.  However, under        o    companies for which the           invested in any one country or
normal market conditions, the Fund            principal securities trading      denominated in any one currency.
intends to have at least 80% of its           market is outside the U.S.; and   However, under normal market
assets invested in companies in at       o    companies, regardless of          conditions, the Fund intends to have
least three different countries.  One         where their securities are        at least 80% of its assets invested
of those countries may be the U.S.,           traded, that derive 50% or more   in companies in at least three
though currently the Fund does not            of their total revenue from       different countries.  One of those
intend to invest in equity securities         goods or services produced or     countries may be the U.S., though
of U.S. companies.                            sales made outside the U.S.       currently the Fund does not intend
                                                                                to invest in equity securities of
Investments may be made anywhere in      Principal Global diversifies the       U.S. companies.
the world.  Primary consideration is     Fund's investments geographically.
given to securities of corporations of   The Fund has no limitation on the      Investments may be made anywhere in
Western Europe, North America and        percentage of assets that are          the world.  Primary consideration is
Australasia (Australia, Japan, and Far   invested in any one country or         given to securities of corporations
East Asia).  Changes in investments      denominated in any one currency.       of Western Europe, North America and
are made as prospects change for         However, under normal market           Australasia (Australia, Japan, and
particular countries, industries or      conditions, the Fund intends to have   Far East Asia).  Changes in
companies.                               at least 65% of its assets in          investments are made as prospects
                                         companies in at least three            change for particular countries,
In choosing investments for the Fund,    different countries.                   industries or companies.
Principal Global, pays particular
attention to the long-term earnings                                             In choosing investments for the
prospects of the various companies                                              Fund, Principal Global, pays
under consideration.  Principal Global                                          particular attention to the
then weighs those prospects relative                                            long-term earnings prospects of the
to the price of the security.                                                   various companies under consideration.
                                                                                Principal Global then weighs those
                                                                                prospects relative the price of the security.

Fundamental Investment Restrictions:
Each of the Funds is subject to "fundamental" investment restrictions which may not be changed without the approval of the shareholders of the Fund. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments and short sales of securities. For a comparison of the fundamental restrictions of the Funds, see Appendix B to this Proxy Statement/Prospectus. See also "Comparative Information About the PMF and PIF Funds - Fundamental Investment Restrictions."

Temporary Defensive Investing:
For temporary defensive purposes in times of unusual or adverse market conditions, all the Funds may invest without limit in cash and cash equivalents (which include bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt instruments without a fixed maturity). In addition, all the Funds may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such defensive measures, a Fund may fail to achieve its investment objective.

         Because all of the Acquired Funds and the Acquiring Fund seek long-term growth of capital by investing primarily in foreign equity securities, they all have substantially the same investment objectives. Their investment strategies are substantially similar, except that one of the Acquired Funds, the Principal International SmallCap Fund, normally invests at least 80% of its assets in small market capitalization companies whereas the Acquiring Fund (as well as the other Acquired Fund) does not emphasize any particular size of market capitalization.

         The investment objectives and principal investment policies and strategies of the Acquired Funds and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)


      The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing" below.

                                            Principal International     Principal International          PIF Diversified
                                                      Fund                   SmallCap Fund             International Fund
                                                (Acquired Fund)             (Acquired Fund)             (Acquiring Fund)
                                            Class A        Class B        Class A       Class B       Class A       Class B
                                            -------        -------        -------       -------       -------       -------
Maximum sales charge imposed on
purchases (as a % of offering price):       5.75%(1)        None         5.75%(1)        None        5.75%(1)         None

Maximum Contingent Deferred Sales
Charge (CDSC) (as a % of dollars            0.75%(2)      4.00%(3)       0.75%(2)      4.00%(3)      0.75%(2)       4.00%(3)
subject to charge):

Redemption or Exchange Fee (as a %        1.00%(4)(5)     1.00%(5)      1.00%(4)(5)    1.00%(5)     1.00%(4)(5)     1.00%(5)
of amount redeemed/exchanged):
-------------------
----------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of each of the Acquired Funds (Class A shares and Class B shares) for the fiscal year ended October 31, 2004; (b) the estimated expense ratios of the Acquiring Fund (Class A and Class B shares) for the fiscal year ending October 31, 2005; and (c) the pro forma expense ratios of the Acquiring Fund (Class A and Class B shares) assuming separately: (i) the Combination of the Principal International Fund into the Acquiring Fund; (ii) the Principal International SmallCap Fund into the Acquiring Fund; and (iii) the Combinations of both Acquired Funds into the Acquiring Fund, in each case as if the Combination(s) had occurred at the commencement of the fiscal year ended October 31, 2004. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the Effective Time of the Reorganization.

                         Annual Fund Operating Expenses

                                                               Management       12b-1       Other        Total Fund
                                                                  Fees          Fees       Expenses      Operating
                                                                                                          Expenses
(1) Principal International Fund                   Class A        0.85%         0.17%       0.40%          1.42%
(Acquired Fund)                                    Class B        0.85%         0.56%       0.51%          1.92%

(2) Principal International SmallCap Fund          Class A        1.20%         0.25%       0.68%          2.13%
(Acquired Fund)                                    Class B        1.20%         0.93%       0.78%          2.91%

(3) PIF Diversified International Fund             Class A        0.90%         0.17%       0.34%          1.41%
(Acquiring Fund)                                   Class B        0.90%         0.56%       0.45%          1.91%
(Estimated for fiscal 2005)

(4) PIF Diversified International Fund             Class A        0.90%         0.17%       0.30%          1.37%
(Acquiring Fund) (Pro forma assuming               Class B        0.90%         0.56%       0.40%          1.86%
Combination of (1) and (3))

(5) PIF Diversified International Fund             Class A        0.90%         0.25%       0.54%          1.69%
(Acquiring Fund) ) (Pro forma assuming             Class B        0.90%         0.93%       0.64%          2.47%
Combination of  (2) and (3))

(6) PIF Diversified International Fund             Class A        0.90%         0.17%       0.34%          1.41%
(Acquiring Fund) ) (Pro forma assuming             Class B        0.90%         0.56%       0.45%          1.91%
Combination of  (1), (2) and (3))

*The Manager voluntarily agreed to limit the Acquired Fund's expenses and, if necessary, pay expenses normally payable by that Fund through the period ending February 28, 2006. If such expense limit were reflected in the table, the Acquired Fund's "Total Fund Operating Expenses" would be 2.07% for Class A shares and 2.83% for Class B shares.

Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
(1) Principal International Fund                    Class A        $711           $998        $1,307        $2,179
(Acquired Fund)                                     Class B        $607           $932        $1,269        $2,053

(2) Principal International SmallCap  Fund          Class A        $779          $1,204       $1,653        $2,895
(Acquired Fund)                                     Class B        $702          $1,220       $1,755        $2,963

(3) PIF Diversified International Fund              Class A        $710           $996        $1,302        $2,169
(Acquiring Fund) (Estimated for fiscal 2005)        Class B        $606           $929        $1,264        $2,042

(4) PIF Diversified International Fund              Class A        $706           $984        $1,282        $2,127
(Acquiring Fund) (Pro forma assuming                Class B        $601           $914        $1,239        $1,992
Combination of (1) and (3))

(5) PIF Diversified International Fund              Class A        $737          $1,077       $1,440        $2,458
(Acquiring Fund) (Pro forma assuming                Class B        $660          $1,093       $1,542        $2,524
Combination of (2) and (3))

(6) PIF Diversified International Fund              Class A        $710           $996        $1,302        $2,169
(Acquiring Fund) (Pro forma assuming                Class B        $606           $929        $1,264        $2,042
Combination of (1), (2) and (3))


If you do not sell your shares at the end of the period:
(1) Principal International Fund                    Class A        $711           $998        $1,307        $2,179
(Acquired Fund)                                     Class B        $195           $603        $1,037        $2,053

(2) Principal International SmallCap  Fund          Class A        $779          $1,204       $1,653        $2,895
(Acquired Fund)                                     Class B        $294           $901        $1,533        $2,963

(3) PIF Diversified International Fund              Class A        $710           $996        $1,302        $2,169
(Acquiring Fund) (Estimated for fiscal 2005)        Class B        $194           $600        $1,032        $2,042

(4) PIF Diversified International Fund              Class A        $706           $984        $1,282        $2,127
(Acquiring Fund) (Pro forma assuming                Class B        $189           $585        $1,006        $1,992
Combination of (1) and (3))

(5) PIF Diversified International Fund              Class A        $737           $984        $1,440        $2,458
(Acquiring Fund) (Pro forma assuming                Class B        $250           $770        $1,316        $2,524
Combination of (2) and (3))

(6) PIF Diversified International Fund              Class A        $710           $996        $1,302        $2,169
(Acquiring Fund) (Pro forma assuming                Class B        $194           $600        $1,032        $2,042
Combination of (1), (2) and (3))

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Funds and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

     Principal International Fund          Principal International SmallCap Fund      PIF Diversified International Fund
            (Acquired Fund)                           (Acquired Fund)                          (Acquiring Fund)

   0.85% of the first $250 million;           1.20% of the first $100 million;         0.90% of the first 500 million;
    0.80% of the next $250 million;           1.15% of the next $100 million;          0.88% of the next $500 million;
    0.75% of the next $250 million;           1.10% of the next $100 million;        0.86% of the next $500 million; and
  0.70% of the next $250 million; and         1.05% of the next $100 million; and    0.85% of the excess over $1.5 billion of
 0.65% of the excess over $1 billion of    1.00% of the excess over $400 million of       average daily net assets.
       average daily net assets.                 average daily net assets.

         Principal Global, the Sub-Advisor to both Acquired Funds and the Acquiring Fund, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services, the Sub-Advisor is paid a fee by the Manager, and not by any of the Funds.

         At the PIF Shareholders Meeting, shareholders of the Acquiring Fund will be asked to approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by shareholders of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The shareholders of the Acquired Funds have previously approved granting the Manager comparable authority to select and contract with Sub-Advisors to the Acquired Funds (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Funds but without shareholder approval.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because all of the Acquired Funds and the Acquiring Fund seek long-term growth of capital by investing primarily in foreign equity securities, they have substantially similar risks. The main risks include:

Stock Market Risk:     Because the Funds purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time.
                       Individual companies may report poor results or be
                       negatively affected by industry and/or economic trends
                       and developments. The price of securities issued by such
                       companies may suffer a decline in response.

Foreign Securities     The Funds may invest in foreign securities, which carry risks that are not generally found in
Risk:                  stocks of U.S. companies.  These include risks of loss of value as a result of political, financial, and economic events in foreign countries.  In addition, foreign securities may be subject to less stringent accounting and disclosure standards than are required of U.S.
                       companies.

Exchange Rate Risk:    Because foreign securities are generally denominated in foreign currencies, the value of the net assets of the Funds as measured in U.S. dollars will be
                       affected by changes in exchange rates. To protect against
                       future uncertainties in foreign currency exchange rates,
                       the Funds are authorized to enter into certain foreign
                       currency exchange transactions. In addition, the Funds'
                       foreign investments may be less liquid and their price
                       more volatile than comparable investments in U.S.
                       securities. Settlement periods may be longer for foreign
                       securities and portfolio liquidity may be affected.

Market Segment Risk:   To the extent that the Funds emphasize a particular market segment, such as non-U.S. companies with small to medium market capitalizations, they have
                       the risk that such segment may underperform compared to
                       other market segments or to the equity markets as a
                       whole.

         The primary risks of investing in the Acquired and Acquiring Funds differ in that one of the Acquired Funds, the Principal International SmallCap Fund, invests at least 80% of its assets in small capitalization companies whereas the Acquiring Fund (as well as the other Acquired Fund) does not emphasize any particular size of market capitalization. The Principal International SmallCap Fund may thus have greater exposure to market segment risk and to small company risk. Non-U.S. companies with small to medium market capitalizations involve significant risk and should be considered speculative in nature. Historically, securities in these companies fluctuate in price more than larger companies, especially over the short-term.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Funds and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal International Fund  (Acquired Fund)*
Class A   (before taxes)                                    20.39%     -1.92%      6.74%        N/A      08/01/1988
                (after taxes on distributions)**            20.24%     -2.27%      5.54%        N/A
                (after taxes on distributions and sale      13.45%     -1.67%      5.38%        N/A
of shares)

Class B                                                     19.76%     -2.65%      6.21%        N/A      12/09/1994

Principal International SmallCap Fund (Acquired Fund)*
Class A   (before taxes)                                    29.49%      1.53%       N/A       11.64%     08/29/1997
                (after taxes on distributions)**            29.49%      0.61%       N/A       10.48%
                (after taxes on distributions and sale      19.17%      0.82%       N/A        9.64%
of shares)

Class B                                                     28.55%      0.73%       N/A       10.91%     08/29/1997


Diversified International Fund (Acquiring Fund)
Institutional Class                                                                                      03/01/2001
--Class A (before taxes)                                    19.62%       N/A        N/A        2.62%
                (after taxes on distributions)**            19.16%       N/A        N/A        2.32%
                (after taxes on distributions and sale      13.34%       N/A        N/A        2.13%
of shares)

--Class B                                                   19.03%       N/A        N/A        2.11%
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                     Board Consideration of the Combination

         The Board of Directors of each Acquired Fund unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by each Acquired Fund's' Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by each Board in approving the Combination of the respective Acquired Funds into the Acquiring Fund include the following:

--Each Acquired Fund and the Acquiring Fund have the same investment objective and substantially similar investment policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The differences between the fundamental investment restrictions of each Acquired Fund and the Acquiring Fund reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Principal Global, the Sub-Advisor to each Acquired Fund, is also the Sub-Advisor to the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services and personnel;

--Although the Acquiring Fund's investment management fee is higher than that of the Principal International Fund, it is lower than that of the Principal International SmallCap Fund, and the Acquiring Fund is expected to have lower overall expense ratios than either Acquired Fund;

--The Acquiring Fund has been operational for a shorter period than the Acquired Funds. During their common period of existence, the Acquiring Fund has performed somewhat better than the Principal International Fund. During their period of common existence, the Acquiring Fund has underperformed the Principal International SmallCap Fund due primarily to the relative better performance of smallcap stocks during the period; and

--The Combination of each Acquired Fund, and of both Acquired Funds, into the Acquiring Fund will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.


                                   PROPOSAL 19

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
       COMBINATION OF THE PRINCIPAL LIMITED TERM BOND FUND, INC. INTO THE
                      PIF HIGH QUALITY SHORT-TERM BOND FUND
                     (Principal Limited Term Bond Fund Only)

                                    Overview

         Shareholders of the Principal Limited Term Bond Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF High Quality Short-Term Bond Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

         At the time of the Reorganization, the Acquired Fund will have outstanding only Class A shares. Consequently, the Acquiring Fund will issue only Class A shares in connection with the Reorganization.

                   Comparison of Acquired and Acquiring Funds

                    Principal Limited Term Bond Fund, Inc.           PIF High Quality Short-Term Bond Fund
                              (Acquired Fund)                                   (Acquiring Fund)

Business             A separate fund.                                 A separate series of PIF.

Net assets as        $139,964,888                                     $51,750,357
of 10/31/2004:

Investment           Principal Global is the Sub-Advisor to both Funds.
Sub-Advisor:

Portfolio Managers:  The portfolio manager for the Acquired Fund is   The portfolio managers for the Acquiring Fund
                     Martin J. Schafer, portfolio manager             are:
                     specializing in mortgage-backed securities and   --Craig Dawson, portfolio manager
                     high quality short, intermediate and long        specializing in ultra-short, high quality
                     duration portfolios.                             short and global strategic income portfolios;
                                                                      and
                                                                      -- Martin J. Schafer, portfolio manager
                                                                      specializing in mortgage-backed securities
                                                                      and high quality short, intermediate and long
                                                                      duration portfolios.

Investment           Both Funds seek to provide current income and principal stability.
Objectives:

Main Investment      Both Funds invest primarily in high quality, short-term fixed-income securities, and the term
Strategies:          "bond" is considered to mean any debt security.  Under normal market conditions, both Funds invest at least 80% of their assets in securities issued or guaranteed by the U.S. government, debt securities of U.S. issuers rated in the three highest grades by Standard and Poor's
                     Rating Service or Moody's Investors Service, Inc., or, if unrated, in the opinion of the
                     Sub-Advisor is of comparable quality, and mortgage-backed securities.

                     The remainder of each Fund's assets may be invested in securities in the fourth highest rating category or their equivalents. Although securities in this category are considered to be "investment grade" and to have adequate capacity to pay interest and repay principal, they do have speculative characteristics and changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments. Under unusual market or economic conditions, both Funds may invest up to 100% of their assets in cash and cash equivalents.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         Because both of the Acquired and Acquiring Funds seek to provide current income and principal stability by investing primarily in high-quality, short-term fixed-income securities, they have substantially the same investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         For an explanation of debt security ratings, see Appendix C to this Proxy Statement/Prospectus.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                                 Principal Limited Term         PIF High Quality
                                                                        Bond Fund             Short-Term Bond Fund
                                                                     (Acquired Fund)            (Acquiring Fund)

                                                                       Class A                     Class A
Maximum sales charge imposed on purchases
(as a % of offering price):                                           1.50%(1)                     1.50%(1)

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                                0.25%(2)                     0.25%(2)

Redemption or Exchange Fee (as a % of amount                         1.00%(3)(4)                 1.00%(3)(4)
redeemed/exchanged):
-------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(4) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A shares) for the year ending October 31, 2005. The Class A shares of the Acquiring Fund are a new share class which the Acquiring Fund does not intend to sell prior to the Effective Time of the Reorganization.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Limited Term Bond Fund                Class A         0.49%         0.15%        0.22%          0.86%
(Acquired Fund)

PIF High Quality Short-Term Bond Fund           Class A         0.40%         0.15%        0.20%          0.75%
(Acquiring Fund)

Examples: The following examples are intended to help you compare the costs of investing in Class A shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                 1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Limited Term Bond Fund              Class A              $236           $420         $620         $1,195
(Acquired Fund)

PIF High Quality Short-Term Bond Fund         Class A               $77           $240         $417          $930
(Acquiring Fund)

If you do not sell your shares at the end of the period:
Principal Limited Term Bond Fund              Class A              $236           $420         $620         $1,195
(Acquired Fund)

PIF High Quality Short-Term Bond Fund         Class A               $77           $240         $417          $930
(Acquiring Fund)

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

                                                                  PIF High Quality Short-Term Bond Fund
       Principal Limited Term Bond Fund (Acquired Fund)                      (Acquiring Fund)

               0.50% of the first $100 million;                      0.40% of the first 500 million;
               0.45% of the next $100 million;                       0.38% of the next $500 million;
               0.40% of the next $100 million;                     0.36% of the next $500 million; and
             0.35% of the next $100 million; and                  0.35% of the excess over $1.5  billion
          0.30% of the excess over $400 million of                     of average daily net assets.
                  average daily net assets.

         Principal Global, the Sub-Advisor to both the Acquired and Acquiring Funds, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services, the Sub-Advisor is paid a fee by the Manager, and not by either Fund.

         At the PIF Shareholders Meeting, shareholders of the Acquiring Fund will be asked to approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by shareholders of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The Manager currently has authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.

                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek to provide current income and principal stability by investing primarily in high-quality, short-term fixed-income securities, they have substantially the same risks. The main risks include:

Interest Rate       The Funds may invest in corporate fixed-income securities.  When interest rates rise, the value of
Risk:               fixed-income securities will generally fall.  Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities.
                    Markets tend to move in cycles, with periods of rising
                    prices and periods of falling interest rates. Some
                    fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining
                    interest rates, the Funds may have to reinvest the proceeds in securities with lower rates. In addition, the Funds'
                    appreciation may be limited by issuer call options having
                    more value during times of declining interest rates.

Credit Risk:        The value of corporate debt securities may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter
                    maturity securities.

Prepayment          The Funds may invest in mortgage backed securities, which are subject to prepayment risk.  When
Risk:               interest rates decline, significant unscheduled prepayments may result.  These prepayments must be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand,
                    during periods of rising interest rates, a reduction in
                    prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in value in response to rising interest rates. This may increase the volatility of the Funds.

Portfolio           The average portfolio duration for the Funds is normally less than three years and is based on
Duration Risk:      forecasted interest rates.  The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio
                    duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

U.S.                The Funds may invest in debt and mortgage-backed securities issued by government-sponsored
Government          enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage
Sponsored           Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or
Securities          corporation may be chartered or sponsored by the U.S. government, their securities are neither
Risks:              issued nor guaranteed by the U.S. Treasury.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A shares of the Acquired Fund and
(ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A share class of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share class.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal Limited Term Bond Fund (Acquired Fund)
Class A   (before taxes)                                     0.90%      5.05%       N/A        4.98%     02/29/1996
                (after taxes on distributions)*             -0.55%      3.10%       N/A        2.81%
                (after taxes on distributions and sale       0.58%      3.12%       N/A        2.89%
of shares)

PIF High Quality Short-Term Bond Fund
(Acquiring Fund)
Institutional Class (before taxes)                                                                       03/01/2001
--Class A (before taxes)                                     0.87%       N/A        N/A        3.91%
                (after taxes on distributions)*             -0.24%       N/A        N/A        2.21%
                (after taxes on distributions and sale       0.56%       N/A        N/A        2.31%
of shares)
------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Principal Global, the Sub-Advisor to the Acquired Fund, is also the Sub-Advisor to the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services and personnel;

--The Acquiring Fund has a lower investment management fee and is expected to have lower overall expense ratios than the Acquired Fund; the Board considered the higher breakpoints and fees at breakpoints in the Management AGreement with the Acquiring Fund to be a negative factor but believed that this factor was outweighed by the slow rate of the Acquired Fund's asset growth, which meant there was small likelihood of its reaching a breakpoint any time soon, the prospects of the Acquiring Fund for a higher rate of asset growth and the other expected benefits of the Combination;

--The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during their common period of existence has performed somewhat better than the Acquired Fund; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 20

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
            COMBINATION OF THE PRINCIPAL CASH MANAGEMENT FUND, INC.,
                         INTO THE PIF MONEY MARKET FUND
                      (Principal Cash Management Fund Only)

                                    Overview

         Shareholders of the Principal Cash Management Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF Money Market Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds


                          Principal Cash Management Fund, Inc.                    PIF Money Market Fund
                                     (Acquired Fund)                                 (Acquiring Fund)
Business             A separate fund.                                 A separate series of PIF.

Net assets as of     $322,411,124                                     $218,717,812
10/31/2004:

Investment           The Manager directly manages the Acquired Fund.  Principal Global is the Sub-Advisor to the
Sub-Advisors:                                                         Acquiring Fund.

Portfolio
Managers:            The portfolio managers for both Funds are:
                             --Tracy Reeg, Portfolio Manager, specializing in
                             management and research for the short-term money
                             market portfolios; and --Alice Robertson, Senior
                             Trader and money market portfolio manager.

Investment           The Acquired Fund seeks as high a level of       The Acquiring Fund seeks as high a level of
Objectives:          income available from short-term securities as   current income as is considered consistent
                     is considered consistent with preservation of    with preservation of principal and
                     principal and maintenance of liquidity by        maintenance of liquidity.
                     investing in a portfolio of money market
                     instruments.

Main Investment      Both Funds invest in high quality, short-term money market instruments denominated in U.S.
Strategies:          dollars which are believed to present minimal credit risks.  At the time of purchase, each security is an "eligible security" as defined in regulations issued under the 1940 Act.

                     Both Funds maintain a dollar weighted average portfolio maturity of 90 days or less and generally hold investments until maturity. However, both Funds may sell a security before it matures:
                    o    to take advantage of market variations;
                    o to generate cash to cover sales of shares by fund shareholders; or
                    o    upon revised credit opinions of the security's issuer.
                     The sale of a security by either Fund
                     before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. Both Funds may borrow money to cover the sale of their shares.

                     It is the policy of both Funds to be as fully invested as
                     possible to maximize current income. Securities in which
                     both Funds invest include:
                     o        securities issued or guaranteed by the U.S. government,
                              including treasury bills, notes and bonds;
                     o        securities issued or guaranteed by agencies or instrumentalities of the U.S.
                              government.  These are backed either by the full faith and credit of the U.S.
                              government or by the credit of the particular agency or instrumentality;
                     o        bank obligations, including certificates of
                              deposit which generally are negotiable
                              certificates against funds deposited in a
                              commercial bank or bankers acceptances which are
                              time drafts drawn on a commercial bank, usually in
                              connection with international commercial
                              transactions;
                     o        commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
                     o        corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Funds has 397 days or less remaining to maturity;
                     o        repurchase agreements under which securities are
                              purchased with an agreement by the seller to
                              repurchase the security at the same price plus
                              interest at a specified rate. Generally these have
                              a short maturity (less than a week) but may also
                              have a longer maturity; and
                     o        taxable municipal obligations which are short-term
                              obligations issued or guaranteed by state and
                              municipal issuers which generate taxable income.

                     Among the certificates of deposit typically held by both
                     Funds are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         Because both of the Acquired and Acquiring Funds are money market funds that seek as high a level of current income as is considered consistent with a preservation of principal and maintenance of liquidity by investing in high quality, short-term money market instruments, they have substantially the same investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Manager and the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds - Location of Further Information About the Funds" below.

         For an explanation of debt security ratings, see Appendix C to this Proxy Statement/Prospectus.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                                Principal Cash Management     PIF Money Market Fund
                                                                          Fund                  (Acquiring Fund)
                                                                     (Acquired Fund)

                                                                  Class A       Class B       Class A      Class B
                                                                  -------       -------       -------      -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                        None           None         None          None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(1)       4.00%(2)     0.75%(1)      4.00%(2)

Redemption or Exchange Fee (as a % of amount                       None           None         None          None
redeemed/exchanged):
------------------

(1) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(2)  CDSCs are reduced after 12 months and eliminated after 6 years.

Fees and Expenses as a % of average daily net assets

The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the Effective Date.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Cash Management Fund                  Class A         0.44%          None        0.24%          0.68%
(Acquired Fund)                                 Class B         0.44%         0.22%        0.30%          0.96%

PIF Money Market Fund                           Class A         0.40%          None        0.23%          0.63%
(Acquiring Fund)                                Class B         0.40%         0.22%        0.30%          0.92%

* The Manager voluntarily agreed to limit the Acquired Fund's expenses and, if necessary, pay expenses normally payable by that Fund through the period ended October 31, 2004. If such expense limit were reflected in the table, the Acquired Fund's "Total Fund Operating Expenses" would be 0.89% for Class B shares.

Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Cash Management Fund                Class A               $69           $218         $379          $847
(Acquired Fund)                               Class B              $514           $644         $775         $1,062

PIF Money Market Fund                         Class A               $64           $202         $351          $786
(Acquiring Fund)                              Class B              $510           $632         $754         $1,010

If you do not sell your shares at the end of the period:
Principal Cash Management Fund                Class A               $69           $218         $379          $847
(Acquired Fund)                               Class B               $98           $306         $531         $1,062

PIF Money Market Fund                         Class A               $64           $202         $351          $786
(Acquiring Fund)                              Class B               $94           $293         $509         $1,010


Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

                                                                           PIF Money Market Fund
            Principal Cash Management Fund (Acquired Fund)                    (Acquiring Fund)

                   0.50% of the first $100 million;                   0.40% of the first 500 million;
                   0.45% of the next $100 million;                    0.39% of the next $500 million;
                   0.40% of the next $100 million;                  0.38% of the next $500 million; and
                 0.35% of the next $100 million; and               0.37% of the excess over $1.5 billion
                0.30% of the excess over $400 million of                of average daily net assets.
                      average daily net assets.

         The Manager directly manages the Acquired Fund. Principal Global, the Sub-Advisor to the Acquiring Fund, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services to the Acquiring Fund, the Sub-Advisor is paid a fee by the Manager, and not by the Fund.

         At the PIF Shareholders Meeting, shareholders of the Acquiring Fund will be asked to approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by shareholders of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The shareholders of the Acquired Fund have previously approved granting the Manager comparable authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.


                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds are money market funds that seek as high a level of current income as is considered consistent with a preservation of principal and maintenance of liquidity by investing in high quality, short-term money market instruments, they have substantially the same risks. The main risks include:

Market                 As with all mutual funds, the value of each Fund's assets may rise or fall.  Although both
Risk:                  Funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Funds. Any investment in the
                       Funds is not guaranteed by the Federal Deposit Insurance
                       Corporation or any other government agency.

Credit Risk:           Credit risk pertains to the issuer's ability to make scheduled principal or interest payments.  This may reduce either Fund's stream of income and decrease its yield.

Interest Rate Risk:    The value of both Funds' shares are directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.

Repurchase             Both Funds may invest in repurchase agreements with commercial banks, brokers and dealers
Agreements Risk:       considered by the Manager for the Acquired Fund or the Sub-Advisor for the Acquiring Fund to
                       be creditworthy. Default or insolvency of the other party is a potential risk to both Funds.

U.S. Government        Both Funds may invest in securities issued by government-sponsored enterprises. Although the
Security Risk:         issuing agency, instrumentality or corporation may be chartered or sponsored by the U.S.
                       government, its securities are neither issued nor guaranteed by the U.S. Treasury.

Eurodollar and         Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such
Yankee Obligations     as income risk and credit risk.  Other risks of Eurodollar and Yankee obligations include the
Risk:                  possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may
                       not be subject to the same regulations as U.S. banks, and
                       adverse political or economic developments will affect
                       investments in a foreign country.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal Cash Management Fund (Acquired Fund)*
Class A                                                      0.74%      2.39%      3.71%        N/A      03/02/1983

Class B                                                      0.56%      1.91%      3.18%        N/A      12/09/1994

PIF Money Market Fund (Acquiring Fund)
Institutional Class                                                                                      03/01/2001
--Class A                                                    0.78%       N/A        N/A        1.43%
--Class B                                                    0.49%       N/A        N/A        1.13%


                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Principal Global, as the Sub-Advisor to the Acquiring Fund, may be expected to provide at least the same quality of investment advisory services and personnel (the Funds currently have some of the same portfolio managers) as have been provided by the Manager as the Advisor to the Acquired Fund;

--The Acquiring Fund has a lower investment management fee and is expected to have lower overall expense ratios than the Acquired Fund; the Board considered the higher breakpoints and fees at breakpoints in the Management Agreement with the Acquiring Fund to be a negative factor but believed that this factor was outweighed by the slow rate of the Acquired Fund's asset growth, which meant there was small likelihood of its reaching a breakpoint any time soon, the prospectus of the Acquiring Fund for a higher rate of asset growth and the other expected benefits of the Combination;

--The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during their common period of existence has performed somewhat better than the Acquired Fund; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 21

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE COMBINATION OF THE PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND INC.
                INTO THE PIF INTERNATIONAL EMERGING MARKETS FUND
              (Principal International Emerging Markets Fund Only)

                                    Overview

         Shareholders of the Principal International Emerging Markets Fund, Inc. (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the PIF International Emerging Markets Fund (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   Comparison of Acquired and Acquiring Funds

                            Principal International Emerging                    PIF International Emerging
                            Markets Fund, Inc.                                         Markets Fund
                                     (Acquired Fund)                                 (Acquiring Fund)

Business             A separate fund.                                 A separate series of PIF.

Net assets as of     $43,951,794                                      $36,042,988
10/31/2004:

Investment           Principal Global is the Sub-Advisor to both Funds.
Sub-Advisor and
Portfolio            The portfolio managers for both Funds are:
Managers:                      --Michael A. Marusiak, specializing in the international emerging markets sector; and
                               --Michael L. Reynal, specializing in emerging markets portfolios.

Investment           The Acquired Fund seeks long-term growth of      The Acquiring Fund seeks long-term growth of
Objectives:          capital by investing primarily in equity         capital.
                     securities of issuers in emerging market
                     countries.

Main Investment      Both Funds invest primarily in common stocks of companies in emerging markets.  The term
Strategies:          "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the World
                     Bank and the International Financial Corporation). These
                     countries generally include every nation in the world
                     except the U.S., Canada, Japan, Australia, New Zealand and most nations in Western Europe. Investing in many emerging market countries is not feasible or may involve
                     unacceptable political risk. The Sub-Advisor focuses on
                     those emerging market countries that it believes have
                     strongly developing economies and markets which are
                     becoming more sophisticated.

                     Under normal market conditions, both Funds invest at least
                     80% of their assets in emerging market country equity
                     securities. Both Funds invest in the securities of:
                     o        companies with their principal place of business or principal office in emerging market countries;
                     o        companies for which the principal securities trading market is an emerging market country; or
                     o        companies, regardless of where their securities
                              are traded, that derive 50% or more of their total
                              revenue from either goods or services produced in
                              emerging market countries or sales made in
                              emerging market countries.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the PMF and PIF
                     Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market conditions, both Funds
Defensive            may invest without limit in cash and cash equivalents (which include bank notes, bank
Investing:           certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         Because both of the Acquired and Acquiring Funds seek long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries, they have substantially the same investment objectives and strategies.

         The investment objectives and principal investment policies and strategies of the Acquired Fund and the Acquiring Fund are more fully described in the PMF Prospectus and the PIF Prospectus, respectively. Additional information about such policies and the types of securities the Sub-Advisor can select for the respective Funds is contained in the PMF SAI and the Statement of Additional Information. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds" below.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the PMF and PIF Funds - Costs of Investing," below.

                                                             Principal International     PIF International Emerging
                                                              Emerging Markets Fund             Markets Fund
                                                                 (Acquired Fund)              (Acquiring Fund)
                                                              Class A       Class B         Class A        Class B
                                                              -------       -------         -------        -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                  5.75%(1)         None         5.75%(1)          None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                       0.75%(2)       4.00%(3)       0.75%(2)        4.00%(3)

Redemption or Exchange Fee (as a % of amount                1.00%(4)(5)     1.00%(5)      1.00%(4)(5)      1.00%(5)
redeemed/exchanged):
--------------------

(1)  Sales charges are reduced or eliminated for purchases of $50,000 or more.
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the time of Reorganization.

                         Annual Fund Operating Expenses

                                                             Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal International Emerging Markets Fund   Class A         1.25%         0.25%        0.84%          2.34%
(Acquired Fund)                                 Class B         1.25%         0.83%        0.90%          2.98%

PIF International Emerging Markets              Class A         1.35%         0.25%        0.50%          2.10%
Fund
(Acquiring Fund)                                Class B         1.35%         0.83%        0.59%          2.77%


Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal International Emerging Markets      Class A              $798          $1,263       $1,753        $3,097
Fund
(Acquired Fund)                               Class B              $709          $1,240       $1,788        $3,079

PIF International Emerging Markets            Class A              $776          $1,195       $1,639        $2,866
Fund
(Acquiring Fund)                              Class B              $689          $1,180       $1,688        $2,864

If you do not sell your shares at the end of the period:
Principal International Emerging Markets      Class A              $798          $1,263       $1,753        $3,097
Fund
(Acquired Fund)                               Class B              $301           $921        $1,567        $3,079

PIF International Emerging Markets            Class A              $776          $1,195       $1,639        $2,866
Fund
(Acquiring Fund)                              Class B              $280           $859        $1,464        $2,864

Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

         Principal International Emerging Markets Fund              PIF International Emerging Markets Fund
                        (Acquired Fund)                                         (Acquiring Fund)

                1.25% of the first $100 million;                        1.35% of the first 500 million;
                1.20% of the next $100 million;                         1.33% of the next $500 million;
                1.15% of the next $100 million;                       1.31% of the next $500 million; and
              1.10% of the next $100 million; and                    1.30% of the excess over $1.5 billion
            1.05% of the excess over $400 million of                      of average daily net assets.
                   average daily net assets.

         Principal Global, the Sub-Advisor to both the Acquired and Acquiring Funds, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services, the Sub-Advisor is paid a fee by the Manager, and not by either Fund.

         At the PIF Shareholders Meeting, shareholders of the Acquiring Fund will be asked to approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by shareholders of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The shareholders of the Acquired Fund have previously approved granting the Manager comparable authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.


                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds seek long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries, they have substantially the same risks. The main risks include:

Stock Market           Because both Funds purchase equity securities, the Funds are subject to the risk that stock
Risk:                  prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively effected by industry and/or
                       economic trends and developments. In response, the price
                       of securities issued by such companies may decline. These
                       factors contribute to price volatility, which is the
                       principal risk of investing in the Funds. Additionally,
                       as with all mutual funds, as the value of each Fund's
                       assets rise or fall, the Fund's share price changes. If
                       you sell your shares when their value is less than the
                       price you paid, you will lose money.

Foreign Securities     The Funds may invest in foreign securities, which carry risks that are not generally found in
Risk:                  stocks of U.S. companies.  These risks include loss of value as a result of political, financial, and economic events in foreign countries.
                       Foreign securities may also be subject to less stringent
                       accounting and disclosure standards than are required of
                       U.S. companies. Additionally, dividends and other income
                       payable on foreign securities may be subject to foreign
                       taxes, and some investments may be made in currencies
                       other than the U.S. dollar that will fluctuate in value
                       as a result of changes in the currency exchange rate.

Exchange Rate Risk:    Because foreign securities are generally denominated in foreign currencies, the value of the net assets of each Fund as measured in U.S. dollars will be
                       affected by changes in exchange rates. To protect against
                       this uncertainty, both Funds are authorized to enter into
                       certain foreign currency exchange transactions. In
                       addition, foreign investments may be less liquid and
                       their price more volatile than comparable investments in
                       U.S. securities. Settlement periods may be longer for
                       foreign securities and portfolio liquidity may be
                       affected.

Small and Medium       Companies with small capitalizations are often companies with a limited operational history.
Capitalizations Risk:  Such companies may have been created in response to cultural, economic, regulatory, or technological developments. Such developments can have
                       significant impact or negative effect on smaller
                       capitalization companies securities which may be more
                       volatile in price than larger company securities,
                       especially over the short-term.

Active Trading Risk:   Both Funds may actively trade portfolio securities in an attempt to achieve its investment strategy. Active trading will cause an increased
                       portfolio turnover rate that increases each Fund's
                       trading costs and may have an adverse impact on
                       performance.

Emerging Market Risk:  Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to
                       experience, certain economic problems. These may include:
                       high rates of inflation, high interest rates, exchange
                       rates fluctuations, large amounts of debt, balance of
                       payments and trade difficulties, and extreme poverty and
                       unemployment.

         The risks of investing in the Acquiring Fund are more fully described in the PIF Prospectus and the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI. See "Comparative Information About the PMF and PIF Funds -- Location of Further Information About the Funds," below.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal International Emerging Markets Fund (Acquired
Fund)*
Class A   (before taxes)                                    25.67%      4.27%       N/A        5.81%     08/29/1997
                (after taxes on distributions)**            24.66%      4.07%       N/A        5.67%
                (after taxes on distributions and sale      17.94%      3.64%       N/A        5.03%
of shares)

Class B                                                     24.76%      3.50%       N/A        5.12%     08/29/1997

PIF International Emerging Markets Fund (Acquiring Fund)
Institutional Class                                                                                      03/01/2001
--Class A (before taxes)                                    24.98%       N/A        N/A       14.97%
                (after taxes on distributions)**            23.58%       N/A        N/A       14.46%
                (after taxes on distributions and sale      17.75%       N/A        N/A       12.90%
of shares)

--Class B                                                   24.15%       N/A        N/A       14.20%
------------------

* After tax performance is shown for Class A only. The after-tax returns for Class B will vary.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown, and after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                     Board Consideration of the Combination

          The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the Reorganization at its February 24, 2005, meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Reorganization.

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Principal Global, the Sub-Advisor to the Acquired Fund, is also the Sub-Advisor to the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services and personnel;

--Although the Acquiring Fund has a higher investment management fee, it is expected to have lower overall expense ratios, than the Acquired Fund;

--The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during their common period of existence has performed somewhat better than the Acquired Fund; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 22

                       ELECTION OF THE BOARD OF DIRECTORS
                      OF EACH OF THE PRINCIPAL MUTUAL FUNDS
                           (All Acquired or PMF Funds)

         Shareholders of each of the Acquired or PMF Funds are being asked to elect the Board of Directors of that Fund. The same persons are the current Directors and the nominees for Directors of each of the Acquired Funds. For convenience, references under this Proposal to the "Board" and the "Fund" are to the Board of Directors of each PMF Fund. Shareholders of each Fund will vote separately on this Proposal.

          The Board has set the number of Directors at nine. Each Director will serve until the next meeting of shareholders or until a successor is elected and qualified. Unless you do not authorize it, your proxy ballot will be voted in favor of the nine nominees listed below. All of the nominees currently serve as Directors.

         Each nominee has agreed to be named in this Proxy Statement/Prospectus and to serve if elected. The Board has no reason to believe that any of the nominees will become unavailable for election as a Director. However, if that should occur before the meeting, your proxy ballot will be voted for the individuals recommended by the Board to fill the vacancies.

         The following table presents certain information regarding the current Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those nominees who are "interested persons" (as defined in the 1940 Act) of the Fund (the "Interested Directors") and those nominees who are not interested persons of the Fund (the "Independent Directors"). All Directors serve as directors for each of the 24 investment companies (with a total of 106 portfolios as of December 31, 2004) sponsored by Principal Life: the PMF Funds, PIF and Principal Variable Contracts Fund, Inc. ("PVC") (collectively, the "Fund Complex").

                                         Independent Directors

Name, Address                Position(s) Held with the     Principal Occupation(s) During the    Other
and Age                      Fund                          Past 5 Years                          Directorships Held
Elizabeth Ballantine         Director (since 2004),        Principal, EBA Associates             The McClatchy
1113 Basil Road              Member of Audit and           (consulting and investments)          Company
McLean, VA                   Nominating Committee
Age: 56
James D. Davis               Director (since 1993),        Retired.  Formerly, Vice President,   None
4940 Center Court            Member of Audit and           Deere & Company (machinery and
Bettendorf, IA               Nominating Committee          equipment)
Age: 71
Richard W. Gilbert           Director (since 2000),        President, Gilbert Communications,    Calamos Asset
5040 Arbor Lane, #302        Member of Audit and           Inc. (management advisory services)   Management, Inc.
Northfield, IL               Nominating Committee
Age: 64
Mark A. Grimmett             Director (since 2004),        Executive Vice President and CFO,     None
6310 Deerfield Avenue        Member of Audit and           since 2000, and prior thereto, Vice
San Gabriel, CA              Nominating Committee          President and CFO, Merle Norman
Age: 44                                                    Cosmetics, Inc.

William C. Kimball           Director (since 1999),        Retired. Formerly, Chairman and       Casey's General
3094 104th                   Member of Audit and           CEO, Medicap Pharmacies Inc.          Stores, Inc.
Urbandale, IA                Nominating Committee
Age: 57

Barbara A. Lukavsky          Director (since 1993),        President and CEO, Barbican           None
100 Market Street            Member of Audit and           Enterprises, Inc. (holding company
Des Moines, IA 50309         Nominating Committee,         for franchises in the cosmetics
Age: 64                      Member of Executive           industry)
                             Committee


...................                          Interested Directors

Name, Address and Age          Position(s) Held with the   Positions with the Manager and Its    Other
                               Fund                        Affiliates; Principal Occupation(s)   Directorships Held
                                                           During the Past 5 Years
John E. Aschenbrenner          Director (since 1998)       Director, the Manager and Princor     None
711 High Street                                            since 1998.  President, Insurance
Des Moines, Iowa 50392                                     and Financial Services, Principal
Age: 55                                                    Financial Group, Inc., since 2003.
                                                           Executive Vice President,
                                                           2000-2003, and prior thereto,
                                                           Senior Vice President, Principal
                                                           Life

Ralph C. Eucher                Director, President and     Director, President and Chief         None
711 High Street                Chief Executive Officer,    Executive Officer, the Manager and
Des Moines, Iowa 50392         Member of Executive         Princor since 1999.  Senior Vice
Age: 52                        Committee (since 1999)      President, since 2002, Vice
                                                           President, 1999-2002, and prior
                                                           thereto, Second Vice President,
                                 Principal Life

Larry D. Zimpleman             Director, Chairman of the   Chairman and Director, the Manager    None
711 High Street                Board, Member of            and Princor since 2001.  President,
Des Moines, Iowa 50392         Executive Committee         Retirement and Investor Services,
Age: 53                        (since 2001)                Principal Financial Group, since
                                                           2003. Executive Vice
                                                           President, 2001-2003,
                                                           and prior thereto,
                                                           Senior Vice
                                                           President, Principal
                                                           Life


         During the last fiscal year of the Fund, the Board of Directors held seven meetings. Each of the Directors of the Fund attended 100% of the meetings of the Board and of the committees of which the Director was a member, except for two Directors who attended at least 85% of such meetings.

         Correspondence intended for the Board or for an individual Director may be sent to the attention of the Board or the individual Director at 680 8th Street, Des Moines, Iowa 50392-0200. All communications addressed to the Board or to an individual Director received by the Fund are forwarded to the full Board or to the individual Director.

Officers of the Fund

         The following table presents certain information regarding the current officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors.


                                         Officers
                                         Position(s) Held          Principal Occupation(s)
             Name, Address               with the Fund             During the Past 5 Years
             and Age

     Craig L Bassett                     Treasurer (since 1993)    Vice President and Treasurer, Principal Life
     711 High Street
     Des Moines, Iowa 50392
     Age: 52

     Michael J. Beer                     Executive Vice            Executive Vice President and Chief Operating
     711 High Street                     President, Principal      Officer, the Manager and Princor
     Des Moines, Iowa 50392              Accounting Officer
     Age: 44                             (since 1993)

     David J. Brown                      Chief Compliance          Vice President, Product & Distribution
     711 High Street                     Officer (since 2004)      Compliance, Principal Life; Senior Vice
     Des Moines, Iowa 50392                                        President, the Manager, since 2004; Senior Vice
     Age: 44                                                       President, Princor, since 2003, and prior
                                                                   thereto, Vice President, the Manager and
                                                                   Princor

     Jill R. Brown                       Vice President and        Vice President and Chief Financial Officer,
     711 High Street                     Chief Financial Officer   Princor, since 2003, and prior thereto,
     Des Moines, Iowa 50392              (since 2003)              Assistant Financial Controller, Principal Life
     Age: 37

     Arthur S. Filean                    Senior Vice President     Senior Vice President, since 2000, and prior
     711 High Street                     and Secretary (since      thereto, Vice President, the Manager and
     Des Moines, Iowa 50392              1993)                     Princor
     Age: 66

     Ernest H. Gillum                    Vice President and        Vice President, Chief Compliance Officer, the
     711 High Street                     Assistant Secretary       Manager, since 2004, and prior thereto, Vice
     Des Moines, Iowa 50392              (since 1993)              President, Compliance and Product Development,
     Age: 49                                                       the Manager

     David W. Miles                      Senior Vice President     Senior Vice President--Product Development, the
     711 High Street                     (since 2005)              Manager and Princor, since 2005, and prior
     Des Moines, Iowa 50392                                        thereto, Executive Vice President, Amcore
     Age: 47                                                       Financial, Inc. (banking)

     Layne A. Rasmussen                  Controller (since 1993)   Controller - Mutual Funds, the Manager
     711 High Street
     Des Moines, Iowa 50392
     Age: 46

     Michael D. Roughton                 Counsel (since 1993)      Vice President and Senior Securities Counsel,
     711 High Street                                               Principal Life; Counsel, the Manager, Princor
     Des Moines, Iowa 50392                                        and Principal Global
     Age: 53

Board Committees

     Audit  and  Nominating  Committee.  The Fund has an  Audit  and  Nominating
Committee. Its members are identified above. All are Independent Directors. During the last fiscal year, the Committee met four times.

     The audit committee functions of the Committee include: (1) appointing, compensating, and conducting oversight of the work of the independent auditors;
(2) reviewing the scope and approach of the proposed audit plan and the audit procedures to be performed; (3) ensuring the objectivity of the internal auditors and the independence of the independent auditors; and (4) establishing and maintaining procedures for the handling of complaints received regarding accounting, internal controls, and auditing. In addition, the Committee meets with the independent and internal auditors to discuss the results of the audits and reports to the full Board of the Fund. The Committee also receives reports about accounting and financial matters affecting the Fund.

     The nominating committee functions of the Committee include selecting and nominating all candidates who are not "interested persons" of the Fund (as defined in the 1940 Act) for election to the Board. Generally, the Committee requests director nominee suggestions from the Committee members and management. In addition, the Committee will consider director candidates recommended by the Fund shareholders. Recommendations should be submitted in writing to the Fund at 680 8th Street, Des Moines, Iowa 50392-0200. The Committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the individual strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

     The Board approved the Audit and Nominating Committee Charter on September 13, 2004. The Charter is not available on the Fund website. A copy of the Charter is attached as Appendix D to this Proxy Statement/Prospectus.

     Executive Committee. The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board. During the last fiscal year, the Committee did not meet.

Compensation

         The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an "interested person" received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount and the number of meetings attended. These fees and expenses are divided among the funds and portfolios based on their relative net assets.

         The following table provides information regarding the compensation received by the Independent Directors from the PMF Funds and from the Fund Complex during the fiscal year ended October 31, 2004. The Fund does not provide retirement benefits to any of the Directors.

               Director              PMF Funds                Fund Complex
               --------              ---------                ------------
Elizabeth Ballantine*                   --                       --
James D. Davis                        $20,241                    $79,750
Richard W. Gilbert                    $20,241                    $79,750
Mark A. Grimmett                      $15,255                    $64,093
William C. Kimball                    $20,241                    $79,750
Barbara A. Lukavsky                   $20,241                    $79,750
---------------
*  Ms. Ballantine did not become a Director until December 2004.
** Mr. Grimmett did not become a Director until March 2004.

Share Ownership

         The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of March 3, 2005. As indicated above, the Fund Complex includes the PMF Funds, the PIF Funds and the separate series of PVC. For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in the PIF Funds. Directors who beneficially owned shares of the series of PVC did so through variable life insurance and variable annuity contracts issued by Principal Life. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

Share Ownership

         The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of March 3, 2005. As indicated above, the Fund Complex includes the PMF Funds, the PIF Funds and the separate series of PVC. For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in the PIF Funds. Directors who beneficially owned shares of the series of PVC did so through variable life insurance and variable annuity contracts issued by Principal Life. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

A - $0                                  D - $50,001 up to and including $100,000
B - $1 up to and including $10,000      E - $100,001 or more
C - $10,001 up to and including $50,000

                               Independent Directors (Not Considered to Be "Interested Persons")
Principal Mutual Funds                          Ballantine*   Davis    Gilbert    Grimmett      Kimball     Lukavsky

Balanced Fund, Inc.                             A             B        B          A             A           A
Capital Value Fund, Inc.                        A             C        C          A             A           A
Partners LargeCap Value Fund, Inc.              C             A        A          A             A           A
Equity Income Fund, Inc.                        A             E        B          A             E           A
Partners Blue Chip Fund, Inc.                   A             D        B          A             A           A
Partners LargeCap Blend Fund, Inc.              A             A        A          A             A           A
LargeCap Stock Index Fund, Inc.                 A             A        A          A             A           A
Growth Fund, Inc.                               A             C        D          A             A           A
Partners Equity Growth Fund, Inc.               A             A        A          A             A           A
MidCap Fund, Inc.                               A             C        D          A             A           A
Partners MidCap Growth Fund, Inc.               A             A        A          A             A           A
SmallCap Fund, Inc.                             A             A        A          A             A           A
Partners SmallCap Growth Fund, Inc.             A             A        A          A             A           A
Real Estate Securities Fund, Inc.               C             A        A          A             C           A
Bond Fund, Inc.                                 A             C        D          C             A           E
Government Securities Income Fund, Inc.         A             B        B          A             A           A
Tax-Exempt Bond Fund, Inc.                      A             B        A          A             A           A
International Fund, Inc.                        A             B        C          A             A           E
International SmallCap Fund, Inc.               C             C        A          A             A           A
Limited Term Bond Fund, Inc.                    A             A        A          B             A           E
Cash Management Fund, Inc.                      A             D        C          C             C           D
International Emerging Markets Fund, Inc.       C             C        A          A             A           A
     TOTAL FUND COMPLEX                         D             E        E          D             E           E
---------------

* Information for Ms. Ballantine, who became a Director in December 2004, is as of March 4, 2005.

                                    Directors Considered to Be "Interested Persons"
Principal Mutual Funds                      Aschenbrenner         Eucher         Zimpleman
Balanced Fund, Inc.                                    A                   A             A
Capital Value Fund, Inc.                               A                   A             A
Partners LargeCap Value Fund, Inc.                     A                   D             A
Equity Income Fund, Inc.                               A                   C             A
Partners Blue Chip Fund, Inc.                          A                   C             A
Partners LargeCap Blend Fund, Inc.                     A                   D             A
LargeCap Stock Index Fund, Inc.                        A                   A             A
Growth Fund, Inc.                                      A                   C             A
Partners Equity Growth Fund, Inc.                      A                   C             A
MidCap Fund, Inc.                                      A                   D             A
Partners MidCap Growth Fund, Inc.                      A                   A             A
SmallCap Fund, Inc.                                    A                   A             A
Partners SmallCap Growth Fund, Inc.                    A                   A             A
Real Estate Securities Fund, Inc.                      A                   A             A
Bond Fund, Inc.                                        A                   A             A
Government Securities Income Fund, Inc.                A                   C             A
Tax-Exempt Bond Fund, Inc.                             A                   A             A
International Fund, Inc.                              A                   A              A
International SmallCap Fund, Inc.                     A                   A              A
Limited Term Bond Fund, Inc.                          A                   A              A
Cash Management Fund, Inc.                            A                   B              A
International Emerging Markets Fund, Inc.             A                   A              A
     TOTAL FUND COMPLEX                               A                   E              A


                                            Directors Considered to Be "Interested Persons"
Principal Investors Fund, Inc.*                 Aschenbrenner          Eucher          Zimpleman
Bond & Mortgage Securities Fund                         C                C                C
Government Securities Fund                              A                C                A
Diversified International Fund                          E                A                C
International Emerging Markets Fund                     C                A                A
LargeCap Growth Fund                                    C                A                A
LargeCap S&P 500 Index Fund                             C                D                A
Mid Cap Blend Fund                                      C                B                C
Money Market Fund                                       C                A                A
Partners LargeCap Blend Fund I                          B                A                A
Partners LargeCap Growth Fund I                         C                A                A
Partners LargeCap Value Fund                            B                C                C
Partners MidCap Growth Fund                             C                A                A
Principal LifeTime Strategic Income Fund                C                A                A
Real Estate Securities Fund                             C                A                A
SmallCap S&P 600 Index Fund                             D                A                A
       TOTAL FUND COMPLEX                               E                E                D
--------------
* Through participation in an employee benefit plan.


                                   Independent Directors (Not Considered to Be "Interested Persons")
Principal Variable Contracts Fund, Inc.
*                                           Ballantine     Davis    Gilbert    Grimmett     Kimball      Lukavsky
Asset Allocation Account                  A               A        A          A            A           A
Balanced Account                          A               A        A          A            A           A
Bond Account                              A               A        A          A            C           A
Capital Value Account                     A               A        A          A            A           A
Equity Growth Account                     A               A        A          A            C           A
Equity Income Account                     A               A        A          A            A           A
Equity Value Account                      A               A        A          A            A           A
Government Securities Account             A               A        A          A            C           A
Growth Account                            A               A        A          A            A           A
International Account                     A               A        A          A            A           A
International Emerging Markets            A               A        A          A            A           A
    Account
International SmallCap Account            A               A        A          A            A           A
LargeCap Blend Account                    A               A        A          A            A           A
Large Growth Equity Account               A               A        A          A            A           A
LargeCap Stock Index Account              A               A        A          A            C           A
LargeCap Value Account                    A               A        A          A            A           A
Limited Term Bond Account                 A               A        A          A            A           A
MidCap Account                            A               A        A          A            C           A
MidCap Growth Account                     A               A        A          A            A           A
MidCap Value Account                      A               A        A          A            C           A
Money Market Account                      A               A        A          A            A           A
Principal LifeTime 2010 Account           A               A        A          A            A           A
Principal LifeTime 2020 Account           A               A        A          A            A           A
Principal LifeTime 2030 Account           A               A        A          A            A           A
Principal LifeTime 2040 Account           A               A        A          A            A           A
Principal LifeTime 2050 Account           A               A        A          A            A           A
Principal LifeTime Strategic              A               A        A          A            A           A
     Income Account
Real Estate Securities Account            A               A        A          A            C           A
SmallCap Account                          A               A        A          A            C           A
SmallCap Growth Account                   A               A        A          A            A           A
SmallCap Value Account                    A               A        A          A            A           A
   TOTAL FUND COMPLEX                     A               A        A          A            E           A
-------------

* Through variable life insurance and variable annuity contracts issued by Principal Life.


                                            Directors Considered to Be "Interested Persons"
Principal Variable Contracts Fund, Inc. *             Aschenbrenner       Eucher       Zimpleman
Asset Allocation Account                                    B               A              A
Balanced Account                                            B               A              A
Bond Account                                                A               A              A
Capital Value Account                                       C               A              A
Equity Growth Account                                       B               A              A
Equity Income Account                                       A               A              A
Equity Value Account                                        A               A              A
Government Securities Account                               A               A              A
Growth Account                                              B               A              A
International Account                                       C               A              A
International Emerging Markets Account                      A               A              A
International SmallCap Account                              B               A              A
LargeCap Blend Account                                      A               A              A
Large Growth Equity Account                                 C               A              A
LargeCap Stock Index Account                                A               A              A
LargeCap Value Account                                      A               A              A
Limited Term Bond Account                                   A               A              A
MidCap Account                                              B               A              A
MidCap Growth Account                                       A               A              A
MidCap Value Account                                        A               A              A
Money Market Account                                        A               A              A
Principal LifeTime 2010 Account                             A               A              A
Principal LifeTime 2020 Account                             A               A              A
Principal LifeTime 2030 Account                             A               A              A
Principal LifeTime 2040 Account                             A               A              A
Principal LifeTime 2050 Account                             A               A              A
Principal LifeTime Strategic Income Account                 A               A              A
Real Estate Securities Account                              A               A              A
SmallCap Account                                            C               A              A
SmallCap Growth Account                                     B               A              A
SmallCap Value Account                                      A               A              A
     TOTAL FUND COMPLEX                                     D               A              A
-------------

* Through variable life insurance and variable annuity contracts issued by Principal Life.

Required Vote

         The shareholders of each Fund will vote separately for the election of Directors. The affirmative vote of the holders of a plurality of the shares voted at the meeting of a Fund is required for the election of a Director of the Fund.

         The Board of Directors unanimously recommends that the shareholders of the Fund vote "For" all the nominees.


                      INFORMATION ABOUT THE REORGANIZATION

                      Agreement and Plan of Reorganization

         The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A to this Proxy Statement/Prospectus.

         Under the Plan, and with respect to each Acquired Fund and its corresponding Acquiring Fund, the Acquiring Fund will acquire all the assets and assume all the liabilities of the Acquired Fund and in exchange will issue to the Acquired Fund Class A and Class B shares of the Acquiring Fund. Subject to the satisfaction of the conditions set forth below, the acquisition will take place on June 30, 2005 or on such other date as may be agreed upon by the Acquired Fund and PIF on behalf of the Acquiring Fund (the "Closing Date"). The net asset value per share of each class of shares of the Acquired Fund and the Acquiring Fund will be determined by dividing each Fund's assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each Fund will be valued in accordance with the valuation practices of that Fund, which practices will be the same as between the Acquired Fund and the Acquiring Fund.

         The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of the shareholder's full and fractional shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange on the Closing Date (the "Effective Time"). The Acquired Fund will distribute pro rata to its shareholders of record as of the Effective Time the Class A and Class B shares of the Acquiring Fund received by the Acquired Fund in the Reorganization. Holders of Class A and Class B shares of the Acquired Fund will receive, respectively, Class A and Class B shares of the Acquiring Fund. Such distributions will be accomplished by the transfer of the shares of the Acquiring Fund then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of the Acquired Fund, each account representing the respective pro rata number of shares of the Acquiring Fund due the shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. As soon as practicable after the Closing Date, the Acquired Fund will take all necessary steps under its Articles of Incorporation, Maryland law and any other applicable law to effect its complete dissolution.

         The Board of Directors of each Acquired Fund has determined that the interests of the shareholders of the Acquired Fund will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders. Similarly, the Board of Directors of PIF has determined that the Reorganization is in the best interests of each corresponding Acquiring Fund and its shareholders and that the interests of such shareholders will not be diluted as a result of the Reorganization.

         The consummation of the Reorganization with respect to each Acquired Fund and its corresponding Acquiring Fund is subject to the conditions set forth in the Plan, including the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under "Voting Information" below) of the Acquired Fund entitled to vote on the Reorganization. The Plan may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the Acquired Fund and PIF on behalf of the corresponding Acquiring Fund. However, following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of Class A and Class B shares of the Acquiring Fund to be issued to the shareholders of the Acquired Fund under the Plan to their detriment, or otherwise have a material adverse effect on the interests or rights of the Acquired Fund or its shareholders, without the Acquired Fund obtaining further approval of its shareholders.

         The Plan may be terminated and the Reorganization abandoned with respect to each Acquired Fund and its corresponding Acquiring Fund at any time prior to the Closing Date by the Acquired Fund and PIF on behalf of the Acquiring Fund by (i) mutual agreement of the parties, or (ii) by either party if the closing has not occurred on or before June 30, 2005, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party has materially breached its obligations under the Plan or made a material and intentional misrepresentation in or in connection with the Plan. Additionally, except as otherwise expressly provided in the Plan, each of the Acquired Fund and PIF on behalf of the Acquiring Fund may at any time prior to the closing: (i) waive any inaccuracies in the representations and warranties contained in the Plan and made for its benefit, and (ii) waive compliance with any of the covenants or conditions contained in the Plan and made for its benefit, except that any such waiver that would have a material adverse effect on the interests or rights of the Acquired Fund or its shareholders, or the Acquiring Fund or its shareholders, may be made only with the consent of the Board of Directors of, respectively, the Acquired Fund or PIF on behalf of the Acquiring Fund.

         Under the Plan, the first $1,000,000 of the expenses relating to the proposed Reorganization will be allocated among the Acquired Funds based on the ratio of the open accounts of each Acquired Fund to the open accounts of all the Acquired Funds as of the close of business on February 28, 2005. The Manager will pay 50% of the balance of the expenses relating to the Reorganization, and the remaining 50% will be allocated among the Acquired Funds in the same manner as the first $1,000,000 of expenses, except that the Manager will pay 100% of such expenses allocated to the following Acquired Funds which are not expected to experience reduced expense ratios as a result of the Reorganization: the Principal Bond Fund, Principal MidCap Fund, Principal Tax-Exempt Bond Fund, Principal Partners LargeCap Value Fund, Principal Partners SmallCap Growth Fund, Principal International Fund and Principal Partners MidCap Growth Fund.

                         Reasons for the Reorganization

        The Board of Directors of each of the Acquired Funds has observed that the PMF Funds have generally been experiencing declining net assets, due in part to redemptions and in part to the level of new sales. The PIF Funds, in contrast, have generally been experiencing asset growth, which tends to result in decreasing expense ratios and to facilitate more efficient portfolio management. The purpose of the Reorganization is to combine the PMF and PIF Funds, which are all sponsored by Principal Life and managed by the Manager, into a larger fund family that is expected to achieve economies of scale and to operate with greater efficiency and lower overall costs while enabling shareholders of each Acquired Fund to continue their investments in an Acquiring Fund having substantially the same or similar investment objectives and policies. See "Overview of the Proposed Reorganization - Reasons for the Reorganization."


                    Board Consideration of the Reorganization

         The Board of Directors of each Acquired Fund, including the Directors who are not "interested persons" (as defined in the 1940 Act) of each Acquired Fund (the "Independent Directors"), considered the Reorganization at Board meetings held on December 13, 2004, February 4, 2005 and February 24, 2005. The Board of each Acquired Fund considered information about the Reorganization presented by the Manager, and the Independent Directors of each Acquired Fund were assisted by independent legal counsel and an independent consultant. At the February 24, 2005 meeting, the Board of each Acquired Fund unanimously approved the Reorganization as to the Acquired Fund and its corresponding Acquiring Fund after concluding that the participation of the Acquired Fund in the Reorganization is in the best interests of the Acquired Fund, as well as in the best interest of its shareholders, and that the interests of such existing shareholders will not be diluted as a result of the Reorganization.

         In determining whether to approve the Reorganization and recommend its approval to shareholders, the Board of each Acquired Fund made inquiry into a number of matters and considered the following factors, among others: (1) the compatibility of the investment objectives and policies, and the fundamental and non-fundamental investment restrictions, of the Acquired Fund and its corresponding Acquiring Fund and any changes with respect thereto that will result from the Reorganization; (2) the cost associated with disposing of any portfolio securities that would not be compatible with the investment objectives and policies of the Acquiring Fund; (3) expense ratios and available information regarding the fees and expenses of the Acquired Fund and its corresponding Acquiring Fund, and the applicability and impact of any voluntary or contractual fee waivers or expense reimbursements with respect to the Acquiring Fund; (4) comparative investment performance of the Acquired Fund and its corresponding Acquiring Fund; (5) the effect on the Acquired Fund's shareholders of investing in a larger asset pool with potentially greater diversification, and the effect on the portfolio management of the corresponding Acquiring Fund of such a larger asset base, where applicable; (6) the prospects for growth, and for achieving economies of scale, of the Acquired Fund in combination with the corresponding Acquiring Fund and as combined into PIF; (7) projections with respect to asset growth or decline based upon distribution activities and market performance and the likely impact of these factors on expense ratios; (8) the financial strength, investment experience, personnel and resources of the Sub-Advisor or Sub-Advisors to the Acquired Fund and its corresponding Acquiring Fund; (9) where applicable, the continued service of the Sub-Advisor to the Acquired Fund as the Sub-Advisor to its corresponding Acquiring Fund; (10) the continuity of or changes in services to be provided to shareholders following the Reorganization; (11) PIF marketing efforts and distribution arrangements; (12) any direct or indirect fees or expenses to be incurred by the Acquired Fund or its shareholders as a result of the Reorganization, and any benefits to be derived by the Manager and its affiliates from the Reorganization; (13) the direct or indirect federal income tax consequences of the Reorganization, including the impact of any federal income tax loss carryforward; (14) the terms and conditions of the Agreement and Plan of Reorganization and whether its implementation would result in dilution of shareholder interests; and (15) possible alternatives to the Reorganization.

         Each Acquired Fund Board's decision to recommend approval of the Reorganization was based on a number of factors. Particular factors considered by the each Board with respect to the Combination of a particular Acquired Fund into its corresponding Acquiring Fund are discussed under the Proposal for that Combination (see "Board Consideration of Combination" under each Proposal). The following is a general summary of factors which relate to the combinations of the Acquired Funds into the Acquiring Funds:

     1. the PMF Funds, in general, have been experiencing declining assets, which has a negative impact on shareholders of the Funds, and this trend is expected to continue;

     2. each Acquired Fund in combination with its corresponding Acquiring Fund may expect to benefit from one or more of the following: (i) an immediately larger fund asset base to achieve economies of scale and enable greater flexibility in portfolio management and greater diversification in investments;
(ii) the possibility of similar benefits from future growth of fund assets as a result of the combined PMF and PIF distribution networks; and (iii) certain efficiencies on an ongoing basis as a result of PIF's larger overall size, relative to the Acquired Funds separately and collectively;

     3. the investment objectives, policies and risks of the Acquiring Funds are the same or substantially similar to those of their corresponding Acquired Funds and will afford shareholders of the Acquired Funds continuity of investment objectives and expectations.

     4. the Manager is the investment advisor for each Acquired and Acquiring Fund and may be expected to continue to provide to the Acquiring Funds investment advisory and administrative services and personnel of at least the same quality as those currently provided to the Acquired Funds;

        5. most Combinations involve an Acquiring Fund with expense ratios that are expected to be the same as or lower than those of the Acquired Fund, as of the time of the Combination. With respect to each Combination in which the Acquiring Fund's expense ratios, as a result of a higher management fee, are expected to be higher as of the time of the Combination, than those of the Acquired Fund, the Board determined that such level of expenses is within industry norms and may decrease over time and that the higher management fee was outweighed by the other benefits of the Combination and the Manager's agreement to cap the expenses at their pre-Combination level for a three-year period in the case of the Combinations involving the Principal MidCap, Principal Partners MidCap Growth, Principal Partners SmallCap Growth and Principal Tax-Exempt Bond Funds, and for a four-year period in the case of the Combination involving the Principal Bond Fund; further, although future expense ratios cannot be known, if sales expectations are met, the expense ratios of the Acquiring Fund are expected to be approximately at or below the projected expense ratios of the Acquired Fund absent the Reorganization;

       6. the Reorganization will not result in the dilution of the interests of existing shareholders; and

       7. the Reorganization has been structured as a tax-free reorganization and therefore will not result in shareholders recognizing any gain or loss for federal income tax purposes.


                   Description of the Securities to Be Issued

         PIF is a Maryland corporation that is authorized to issue its shares of common stock, par value $.01 per share, in separate series and separate classes of series. Each Acquiring Fund is a separate series of PIF, and the Class A and Class B shares of each Acquiring Fund to be issued in connection with the Reorganization, along with the other classes of shares of an Acquiring Fund, represent interests in the assets belonging to that series and have identical dividend, liquidation and other rights, except that expenses allocated to a particular series or class are borne solely by that series or class and may cause differences in rights as described herein. Expenses related to the distribution of, and other identified expenses properly allocated to, the shares of a particular series or class are charged to and borne solely by that series or class, and the bearing of expenses by a particular series or class may be appropriately reflected in the net asset value attributable to, and the dividend and liquidation rights of, that series or class.

         All shares of PIF have equal voting rights and are voted in the aggregate and not by separate series or class of shares except that shares are voted by series or class: (i) when expressly required by Maryland law or the 1940 Act and (ii) on any matter submitted to shareholders which the Board of Directors has determined affects the interests of only a particular series or class.

         Each Acquired Fund is also a Maryland corporation and is authorized to issue shares, par value $.01 per share, in separate classes. The Class A and Class B shares of each Acquired Fund represent interests in the assets belonging to that Fund and have substantially the same dividend, liquidation and other rights with respect to the Acquired Fund that the Class A and Class B shares of each Acquiring Fund have with respect to the Acquiring Fund as described above. Similarly, all shares of each Acquired Fund have equal voting rights and are voted in the aggregate and not by class of shares except that shares are voted by class: (i) when expressly required by Maryland law or the 1940 Act and (ii) on any matter submitted to shareholders which the Board of Directors has determined affects the interests of only a particular class.

         See "Comparative Information About the PMF and PIF Funds - Multiple Classes of Shares" and "Rule 12b-1 fees" below.

         With respect to shares of both the Acquiring and Acquired Funds: there is no cumulative voting for Directors; shares are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable; and each fractional share has proportionately the same rights as are provided for a full share.

         At the PIF Shareholders Meeting, shareholders of the PIF Funds, including the Acquiring Funds, will be asked to approve proposed amendments to the PIF Articles of Incorporation that will permit the PIF Board of Directors, in each case without shareholder approval of an affected PIF Fund or class of shares thereof: (i) to approve combinations involving PIF Funds, including combinations of the PIF Funds (or other affiliated funds) consistent with recently amended Rule 17a-8 under the 1940 Act; (ii) to liquidate the assets attributable to a PIF Fund or a class of shares thereof and terminate such Fund or class of shares; and (iii) to designate a class of shares of a PIF Fund as a separate series or PIF Fund. Together, these amendments are intended to facilitate future combinations involving PIF Funds that the PIF Board determines are in the best interests of the affected shareholders. A combination of affiliated funds will still require shareholder approval if the combination would result in a material change in a fundamental investment policy, a material change to the terms of an advisory agreement or the institution of or an increase in Rule 12b-1 fees or when the Board of the surviving fund does not have a majority of independent trustees who were elected by its shareholders.

         If PIF shareholders approve the proposed amendments, Acquired Fund shareholders after the Reorganization will no longer have the rights they currently have under the Articles of Incorporation of the separate Acquired Funds and under Maryland law to vote to approve a combination involving, and to vote with respect to the liquidation of, their Fund.

                         Federal Income Tax Consequences

         Tax Opinion. The Reorganization will be a tax-free "reorganization," and no gain or loss will be recognized by either the Acquired Funds or Acquiring Funds or its shareholders in connection the Combinations. To be considered a tax-free "reorganization" under Section 368(a) of the Internal Revenue Code, a reorganization must exhibit a continuity of business enterprise. Each Acquired Fund and PIF on behalf of each corresponding Acquiring Fund will have received the opinion of tax counsel, in a form reasonably satisfactory to each, substantially to the effect that, based upon certain facts, assumptions, and representations of the Acquired Fund and of PIF on behalf of the corresponding Acquiring Fund, for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code with respect to the Acquired Fund and the Acquiring Fund; (2) no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Acquired Fund's shares solely for shares of the Acquiring Fund;
(4) the holding period and tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the holding period and tax basis of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the holding period and tax basis of those assets to the Acquired Fund immediately prior to the Reorganization.

         Capital Loss Carryforwards. As of October 31, 2004, the following Acquired Funds, Principal Balanced Fund, Principal Bond Fund, Principal Capital Value Fund, Principal Equity Income Fund, Principal Government Securities Income Fund, Principal Growth Fund, Principal International Fund, Principal International SmallCap Fund, Principal LargeCap Stock Index Fund, Principal Limited Term Bond Fund, Principal Partners Blue Chip Fund, Principal Partners Equity Growth Fund, Principal MidCap Growth Fund, Principal Partners SmallCap Growth Fund and Principal SmallCap Fund, had accumulated capital loss carryforwards in the approximate amounts of, respectively, $11,458,000, $10,820,000, $3,598,000, $23,837,000, $7,995,000, $169,367,000, $74,691,000,
$3,440,000, $2,505,000. $2,989,000, $25,542,000, $26,498,000, $11,952,000,
$4,945,000 and $16,844,000. After the Reorganization, these losses will be available to the corresponding Acquiring Funds to offset their capital gains, although the amounts of offsetting losses available in any given year may be limited. As a result of this limitation, it is possible that the corresponding Acquiring Funds may not be able to use these losses as rapidly as the Acquired Funds might have, and part of these losses may not be useable at all. The ability of each Acquiring Fund to utilize the accumulated capital loss carryforward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryforward currently are available only to shareholders of the Acquired Fund. After the Reorganization, however, these benefits will inure to the benefit of all shareholders of its corresponding Acquiring Fund.

         Distribution of Income and Gains. Prior to the Reorganization, each Acquired Fund whose taxable year will end as a result of the Reorganization generally is required to declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain, including capital gains on any securities disposed of in connection with the Reorganization. Such distributions will be made to such shareholders before the Reorganization. An Acquired Fund shareholder will be required to include any such distributions in such shareholder's taxable income. This may result in the recognition of income that could have been deferred or might never have been realized had the Reorganization not occurred.

         Moreover, if an Acquiring Fund has realized net investment income or net capital gains but has not distributed such income or gains prior to the Reorganization, and you acquire shares of such Acquiring Fund in the Reorganization, a portion of your subsequent distributions from the Acquiring Fund will, in effect, be a taxable return of part of your investment. Similarly, if you acquire Acquiring Fund shares in the Reorganization when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Acquiring Fund sells the appreciated securities and distributes the realized gain. The Acquiring Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

         The foregoing is only a summary of the principal federal income tax consequences of the Reorganization and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisers regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

                                 CAPITALIZATION

         As to each Proposal, the following tables show as of October 31, 2004:
(i) the capitalization of the Acquired Fund; (ii) the capitalization of the Acquiring Fund; and (iii), the pro forma combined capitalization of the Acquiring Fund, adjusted to reflect the estimated expenses of the Reorganization, as if the Reorganization had occurred as of that date. With respect to Proposal 18, providing for the Combination of each of the Principal International Fund and the Principal International SmallCap Fund into the PIF International Fund, the tables also show the pro forma combined capitalization of the Acquiring Fund (i) as if each Combination had occurred separately and
(ii) as if both Combinations had occurred. As of October 31, 2004, each of the Acquired Funds had outstanding two classes of shares: Class A and Class B. As of October 31, 2004, each of the Acquiring Funds (other than the PIF Equity-Income Fund and PIF Tax-Exempt Bond Fund which will commence operations at the time of the Reorganization) had outstanding five or more of the following seven classes of shares: Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class, Advisors Preferred Class and Class J. The Acquiring Funds will first issue Class A and, as applicable, Class B shares in connection with the Reorganization. See "Comparative Information About the PMF and PIF Funds - Multiple Classes of Shares" below.

                                                                                     Net Asset Value       Shares
Proposal 1                                                            Net Assets        Per Share       Outstanding
----------                                                            ----------        ---------       -----------

(1)  Principal Balanced Fund, Inc.         --Class A                 $85,881,686         $12.59          6,823,852
 (Acquired Fund)                           --Class B                  15,126,443          12.51          1,208,875


(2)  PIF Disciplined LargeCap Blend Fund   --Class A                      -                 -                -
(Acquiring Fund)                           --Class B                      -                 -                -
                                           --Institutional           247,978,493          12.95          19,149,187
                                           --Select                     9,434             12.91             731
                                           --Preferred                  9,539             12.93             738
                                           --Advisors Select            10,042            12.87             780
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred         9,230             12.89             716


Reduction in net assets and decrease in    --Class A                    43,269             .01           6,823,852
net asset values per share of the          --Class B                    8,864              .01*          1,208,875
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF Disciplined LargeCap Blend Fund   --Class A                  85,838,417          12.94*         6,631,790*
(Acquiring Fund)                           --Class B                  15,117,579          12.94*         1,168,065*
(Pro forma assuming combination            --Institutional           247,978,493          12.95             731
 of (1) and (2))                           --Select                     9,434             12.91             738
                                           --Preferred                  9,539             12.93             780
                                           --Advisors Select            10,042            12.87              -
                                           --Advisors Signature           -                 -               716
                                           --Advisors Preferred         9,230             12.89



                                                                                     Net Asset Value       Shares
Proposal 2                                                            Net Assets        Per Share       Outstanding
----------                                                            ----------        ---------       -----------

(1)  Principal Capital Value Fund, Inc.    --Class A                 $311,582,761        $23.61          13,198,050
 (Acquired Fund)                           --Class B                  27,212,969          23.37          1,164,337

(2)  PIF LargeCap Value Fund               --Class A                      -                 -                -
(Acquiring Fund)                           --Class B                      -                 -                -
                                           --Institutional            97,880,620          10.67          9,169,377
                                           --Select                     15,176            10.64            1,426
                                           --Preferred                3,716,277           10.69           347,510
                                           --Advisors Select          1,387,526           10.67           130,030
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred        911,485            10.65            85,603
                                           --Class J                  18,334,328          10.61          1,728,575

Reduction in net assets and decrease in    --Class A                    95,986             .01           13,198,050
net asset values per share of the          --Class B                    17,475             .02*          1,164,337
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF LargeCap Value Fund               --Class A                 311,486,775          10.67*        29,201,758*
(Acquiring Fund)                           --Class B                  27,195,494          10.66*         2,550,419*
(Pro forma assuming combination            --Institutional            97,880,620          10.67          9,169,377
 of (1) and (2))                           --Select                     15,176            10.64            1,426
                                           --Preferred                3,716,277           10.69           347,510
                                           --Advisors Select          1,387,526           10.67           130,030
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred        911,485            10.65            85,603
                                           --Class J                  18,334,328          10.61          1,728,575




                                                                                     Net Asset Value       Shares
Proposal 3                                                            Net Assets        Per Share       Outstanding
----------                                                            ----------        ---------       -----------

(1)  Principal Partners LargeCap Value     --Class A                 $43,517,412         $12.14          3,583,449
Fund, Inc.   (Acquired Fund)               --Class B                  17,126,993          11.95          1,433,070*

(2)  PIF Partners LargeCap Value Fund      --Class A                      -                 -                -
(Acquiring Fund)                           --Class B                      -                 -                -
                                           --Institutional          1,170,225,605         12.67          92,353,201
                                           --Select                   13,693,734          12.64          1,083,386
                                           --Preferred                45,728,962          12.68          3,606,918
                                           --Advisors Select          33,241,509          12.59          2,640,717
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       34,752,000          12.92          2,690,326
                                           --Class J                  41,043,178          12.58          3,262,339

Reduction in net assets and decrease in    --Class A                    14,746              -            3,583,449
net asset values per share of the          --Class B                    6,822               -            1,433,070
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF Partners LargeCap Value Fund      --Class A                  43,502,666          12.67*         3,434,681*
(Acquiring Fund)                           --Class B                  17,120,171          12.66*         1,351,775*
(Pro forma assuming combination            --Institutional          1,170,225,605         12.67          92,353,201
 of (1) and (2))                           --Select                   13,693,734          12.64          1,083,386
                                           --Preferred                45,728,962          12.68          3,606,918
                                           --Advisors Select          33,241,509          12.59          2,640,717
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       34,752,000          12.92          2,690,326
                                           --Class J                  41,043,178          12.58          3,262,339




                                                                                     Net Asset Value       Shares
Proposal 4                                                            Net Assets        Per Share       Outstanding
----------                                                            ----------        ---------       -----------

(1)  Principal Equity Income Fund,         --Class A                 $69,482,241         $10.22          6,800,003
Inc.   (Acquired Fund)                     --Class B                  11,414,522          10.18          1,121,344

(2)  PIF Equity Income Fund  (Acquiring    --Class A                      -                 -                -
Fund)                                      --Class B                      -                 -                -

Reduction in net assets and decrease in    --Class A                    32,125             -*            6,800,003
net asset values per share of the          --Class B                    8,298              .01           1,121,344
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF Equity Income Fund  (Acquiring    --Class A                  69,450,116          10.21          6,800,003
Fund)                                      --Class B                  11,406,224          10.17          1,121,344
(Pro forma assuming combination
 of (1) and (2))



                                                                                     Net Asset Value       Shares
Proposal 5                                                            Net Assets        Per Share       Outstanding
----------                                                            ----------        ---------       -----------

(1)  Principal Partners Blue Chip Fund,    --Class A                 $123,303,668        $17.57          7,017,035
Inc.   (Acquired Fund)                     --Class B                  26,399,217          16.83          1,568,898

(2)  PIF Partners LargeCap Blend Fund      --Class A                      -                 -                -
I  (Acquiring Fund)                        --Class B                      -                 -                -
                                           --Institutional              8,583             7.72             1,112
                                           --Select                    347,818            7.76             44,823
                                           --Preferred                2,518,552           7.78            323,853
                                           --Advisors Select          2,271,966           7.74            293,604
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       1,325,282           7.76            170,876
                                           --Class J                  25,188,745          7.67           3,282,334

Reduction in net assets and decrease in    --Class A                    76,022             .01           7,017,035
net asset values per share of the          --Class B                    20,013             .01*          1,568,898
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF Partners LargeCap Blend Fund I    --Class A                 123,227,646           7.72*        15,971,978*
(Acquiring Fund)                           --Class B                  26,379,204           7.71*         3,419,588*
(Pro forma assuming combination            --Institutional              8,583             7.72             1,112
 of (1) and (2))                           --Select                    347,818            7.76             44,823
                                           --Preferred                2,518,552           7.78            323,853
                                           --Advisors Select          2,271,966           7.74            293,604
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       1,325,282           7.76            170,876
                                           --Class J                  25,188,745          7.67           3,282,334



                                                                                     Net Asset Value       Shares
Proposal 6                                                            Net Assets        Per Share       Outstanding
----------                                                            ----------        ---------       -----------

(1)  Principal Partners LargeCap Blend     --Class A                 $43,209,784          $9.89          4,368,684
Fund, Inc.   (Acquired Fund)               --Class B                  18,437,716          9.62           1,917,403

(2)  PIF Partners LargeCap Blend Fund      --Class A                      -                 -                -
(Acquiring Fund)                           --Class B                      -                 -                -
                                           --Institutional           464,034,476          10.14          45,741,745
                                           --Select                   5,775,880           10.14           569,540
                                           --Preferred                34,283,220          10.11          3,389,896
                                           --Advisors Select          22,390,274          10.06          2,224,860
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       23,025,673          10.10          2,279,337
                                           --Class J                  43,662,259          9.95           4,386,721

Reduction in net assets and decrease in    --Class A                    20,203              -            4,368,684
net asset values per share of the          --Class B                    9,172              -*            1,917,403
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF Partners LargeCap Blend  Fund     --Class A                  43,189,581          10.14*         4,261,320*
(Acquiring Fund)                           --Class B                  18,428,544          10.13*         1,818,315*
(Pro forma assuming combination            --Institutional           464,034,476          10.14          45,741,745
 of (1) and (2))                           --Select                   5,775,880           10.14           569,540
                                           --Preferred                34,283,220          10.11          3,389,896
                                           --Advisors Select          22,390,274          10.06          2,224,860
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       23,025,673          10.10          2,279,337
                                           --Class J                  43,662,259          9.95           4,386,721



                                                                                     Net Asset Value       Shares
Proposal 7                                                            Net Assets        Per Share       Outstanding
----------                                                            ----------        ---------       -----------

(1)  Principal LargeCap Stock Index        --Class A                 $53,384,398          $8.39          6,363,291
Fund, Inc.   (Acquired Fund)

(2)  PIF LargeCap S&P 500 Index Fund       --Class A                      -                 -                -
(Acquiring Fund)                           --Institutional              10,203            8.67             1,177
                                           --Select                   10,000,198          8.72           1,147,016
                                           --Preferred               122,210,003          8.75           13,960,517
                                           --Advisors Select          50,013,468          8.69           5,755,211
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       91,854,400          8.70           10,559,987
                                           --Class J                 247,010,310          8.62           28,646,150

Reduction in net assets and decrease in    --Class A                    25,137              -            6,363,291
net asset values per share of the
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF LargeCap S&P 500 Index  Fund      --Class A                  53,359,261          8.67*          6,157,370*
(Acquiring Fund)                           --Institutional              10,203            8.67             1,177
(Pro forma assuming combination            --Select                   10,000,198          8.72           1,147,016
 of (1) and (2))                           --Preferred               122,210,003          8.75           13,960,517
                                           --Advisors Select          50,013,468          8.69           5,755,211
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       91,854,400          8.70           10,559,987
                                           --Class J                 247,010,310          8.62           28,646,150



                                                                                     Net Asset Value       Shares
Proposal 8                                                            Net Assets        Per Share       Outstanding
----------                                                            ----------        ---------       -----------

(1)  Principal Growth Fund, Inc.           --Class A                 $252,693,971        $26.31          9,605,221
(Acquired Fund)                            --Class B                  40,469,526          25.12          1,610,993

(2)  PIF LargeCap Growth Fund              --Class A                      -                 -                -
(Acquiring Fund)                           --Class B                      -                 -                -
                                           --Institutional           121,840,399          6.09           19,998,536
                                           --Select                     53,207            6.27             8,482
                                           --Preferred                2,299,446           6.18            372,320
                                           --Advisors Select            71,871            6.09             11,801
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred        512,899            6.34             80,885
                                           --Class J                  15,897,448          5.89           2,696,917

Reduction in net assets and decrease in    --Class A                   146,012             .02           9,605,221
net asset values per share of the          --Class B                    31,993             .02           1,610,993
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF LargeCap Growth Fund              --Class A                 252,547,959           6.09*        41,493,263*
(Acquiring Fund)                           --Class B                  40,437,533           6.09*         6,645,242*
(Pro forma assuming combination            --Institutional           121,840,399          6.09           19,998,536
 of (1) and (2))                           --Select                     53,207            6.27             8,482
                                           --Preferred                2,299,446           6.18            372,320
                                           --Advisors Select            71,871            6.09             11,801
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred        512,899            6.34             80,885
                                           --Class J                  15,897,448          5.89           2,696,917



                                                                                     Net Asset Value       Shares
Proposal 9                                                            Net Assets        Per Share       Outstanding
----------                                                            ----------        ---------       -----------

(1)  Principal Partners Equity Growth      --Class A                 $45,099,989          $7.24          6,230,611
Fund, Inc.   (Acquired Fund)               --Class B                  15,066,214          6.97           2,160,150

(2)  PIF Partners LargeCap Growth Fund     --Class A                      -                 -                -
I  (Acquiring Fund)                        --Class B                      -                 -                -
                                           --Institutional           625,707,294          7.28           85,920,794
                                           --Select                   4,063,778           7.19            564,830
                                           --Preferred                26,762,804          7.25           3,692,625
                                           --Advisors Select          20,799,850          7.09           2,932,911
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       31,356,283          7.25           4,323,034
                                           --Class J                  17,673,346          6.91           2,556,988

Reduction in net assets and decrease in    --Class A                    35,547             .01           6,230,611
net asset values per share of the          --Class B                    12,571             .01*          2,160,150
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF Partners LargeCap Growth Fund     --Class A                  45,064,442          7.27*          6,195,053*
I  (Acquiring Fund)                        --Class B                  15,053,643          7.27*          2,069,535*
(Pro forma assuming combination            --Institutional           625,707,294          7.28           85,920,794
 of (1) and (2))                           --Select                   4,063,778           7.19            564,830
                                           --Preferred                26,762,804          7.25           3,692,625
                                           --Advisors Select          20,799,850          7.09           2,932,911
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       31,356,283          7.25           4,323,034
                                           --Class J                  17,673,346          6.91           2,556,988



                                                                                     Net Asset Value       Shares
Proposal 10                                                           Net Assets        Per Share       Outstanding
-----------                                                           ----------        ---------       -----------

(1)  Principal MidCap Fund, Inc.           --Class A                 $459,207,477        $42.87          10,710,542
(Acquired Fund)                            --Class B                  72,746,014          40.82          1,782,062

(2)  PIF MidCap Blend Fund  (Acquiring     --Class A                      -                 -                -
Fund)                                      --Class B                      -                 -                -
                                           --Institutional              11,375            12.90             882
                                           --Select                   1,175,600           13.04            90,153
                                           --Preferred                5,514,296           12.92           426,843
                                           --Advisors Select           934,491            12.85            72,719
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       3,083,909           12.90           239,052
                                           --Class J                  75,489,811          12.75          5,922,441

Reduction in net assets and decrease in    --Class A                   118,237              .01          10,710,542
net asset values per share of the          --Class B                    28,101            .02*           1,782,062
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF MidCap Blend Fund  (Acquiring     --Class A                 459,089,240          12.90*        35,597,479*
Fund)                                      --Class B                  72,717,913          12.90*         5,639,226
(Pro forma assuming combination            --Institutional              11,375            12.90             882
 of (1) and (2))                           --Select                   1,175,600           13.04            90,153
                                           --Preferred                5,514,296           12.92           426,843
                                           --Advisors Select           934,491            12.85            72,719
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       3,083,909           12.90           239,052
                                           --Class J                  75,489,811          12.75          5,922,441




                                                                                     Net Asset Value       Shares
Proposal 11                                                           Net Assets        Per Share       Outstanding
-----------                                                           ----------        ---------       -----------

(1)  Principal Partners MidCap Growth      --Class A                 $22,677,674          $5.15          4,402,514
Fund, Inc.   (Acquired Fund)               --Class B                  9,351,075           5.01           1,864,930

(2)  PIF Partners MidCap Growth Fund       --Class A                      -                 -                -
(Acquiring Fund)                           --Class B                      -                 -                -
                                           --Institutional              8,754             7.45             1,175
                                           --Select                    124,597            7.61             16,372
                                           --Preferred                8,532,644           7.67           1,112,762
                                           --Advisors Select          6,991,117           7.49            932,953
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       13,412,816          7.66           1,751,132
                                           --Class J                  15,435,946          7.20           2,144,812

Reduction in net assets and decrease in    --Class A                    11,870              -            4,402,514
net asset values per share of the          --Class B                    4,795               -            1,864,930
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF Partners MidCap Growth Fund       --Class A                  22,665,804          $7.45*         4,402,514
(Acquiring Fund)                           --Class B                  9,346,280           7.45*          1,255,178*
(Pro forma assuming combination            --Institutional              8,754             7.45             1,175
 of (1) and (2))                           --Select                    124,597            7.61             16,372
                                           --Preferred                8,532,644           7.67           1,112,762
                                           --Advisors Select          6,991,117           7.49            932,953
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       13,412,816          7.66           1,751,132
                                           --Class J                  15,435,946          7.20           2,144,812




                                                                                     Net Asset Value       Shares
Proposal 12                                                           Net Assets        Per Share       Outstanding
-----------                                                           ----------        ---------       -----------

(1)  Principal SmallCap Fund, Inc.         --Class A                 $82,730,657          $9.17          9,018,226
(Acquired Fund)                            --Class B                  24,117,433          8.68           2,777,782

(2)  PIF SmallCap Blend Fund  (Acquiring   --Class A                      -                 -                -
Fund)                                      --Class B                      -                 -                -
                                           --Institutional            15,701,438          14.38          1,091,900
                                           --Select                     16,162            14.40            1,122
                                           --Preferred                5,455,808           14.51           375,998
                                           --Advisors Select          1,568,048           14.29           109,729
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       2,563,339           14.36           178,529
                                           --Class J                  77,396,158          14.00          5,530,234

Reduction in net assets and decrease in    --Class A                    53,002             .01           9,018,226
net asset values per share of the          --Class B                    16,957             .01           2,777,782
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF SmallCap Blend Fund  (Acquiring   --Class A                  82,677,655          14.37*         5,753,175*
Fund)                                      --Class B                  24,100,476          14.37*         1,677,151
(Pro forma assuming combination            --Institutional            15,701,438          14.38          1,091,900
 of (1) and (2))                           --Select                     16,162            14.40            1,122
                                           --Preferred                5,455,808           14.51           375,998
                                           --Advisors Select          1,568,048           14.29           109,729
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       2,563,339           14.36           178,529
                                           --Class J                  77,396,158          14.00          5,530,234



                                                                                     Net Asset Value       Shares
Proposal 13                                                           Net Assets        Per Share       Outstanding
-----------                                                           ----------        ---------       -----------

(1)  Principal Partners SmallCap Growth    --Class A                 $13,056,428          $5.54          2,356,308
Fund, Inc.   (Acquired Fund)               --Class B                  6,050,220           5.38           1,124,494

(2)  PIF Partners SmallCap Growth Fund     --Class A                      -                 -                -
II  (Acquiring Fund)                       --Class B                      -                 -                -
                                           --Institutional           264,397,557          8.08           32,722,138
                                           --Select                   1,651,784           7.96            207,605
                                           --Preferred                8,356,335           8.01           1,042,902
                                           --Advisors Select          7,044,657           7.81            902,074
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       7,429,878           7.93            936,861
                                           --Class J                  6,024,722           7.54            798,719

Reduction in net assets and decrease in    --Class A                    6,360               -            2,356,308
net asset values per share of the          --Class B                    3,125               -            1,124,494
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF Partners SmallCap Growth  Fund    --Class A                  13,050,068          8.08*          1,615,895*
II  (Acquiring Fund)                       --Class B                  6,047,095           8.08*            748,790*
(Pro forma assuming combination            --Institutional           264,397,557          8.08           32,722,138
 of (1) and (2))                           --Select                   1,651,784           7.96            207,605
                                           --Preferred                8,356,335           8.01           1,042,902
                                           --Advisors Select          7,044,657           7.81            902,074
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       7,429,878           7.93            936,861
                                           --Class J                  6,024,722           7.54            798,719



                                                                                     Net Asset Value       Shares
Proposal 14                                                           Net Assets        Per Share       Outstanding
-----------                                                           ----------        ---------       -----------

(1)  Principal Real Estate Securities      --Class A                 $62,361,557         $16.48          3,783,350
Fund, Inc.   (Acquired Fund)               --Class B                  19,102,227          16.38          1,166,474

(2)  PIF Real Estate Securities Fund       --Class A                      -                 -                -
 (Acquiring Fund)                          --Class B                      -                 -                -
                                           --Institutional           253,838,212          18.44          13,769,054
                                           --Select                   1,394,741           18.21            76,613
                                           --Preferred                30,865,050          18.21          1,694,764
                                           --Advisors Select          12,660,317          18.15           697,424
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       24,621,054          18.30          1,345,396
                                           --Class J                  95,695,905          18.28          5,236,438

Reduction in net assets and decrease in    --Class A                    25,433            .01*           3,783,350
net asset values per share of the          --Class B                    9,625              .01           1,166,474
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF Real Estate Securities Fund       --Class A                  62,336,124          18.43*         3,381,863*
 (Acquiring Fund)                          --Class B                  19,092,602          18.43*         1,035,913*
(Pro forma assuming combination            --Institutional           253,838,212          18.44         13,769054
 of (1) and (2))                           --Select                   1,394,741           18.21            76,613
                                           --Preferred                30,865,050          18.21          1,694,764
                                           --Advisors Select          12,660,317          18.15           697,424
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       24,621,054          18.30          1,345,396
                                           --Class J                  95,695,905          18.28          5,236,438



                                                                                     Net Asset Value       Shares
Proposal 15                                                           Net Assets        Per Share       Outstanding
-----------                                                           ----------        ---------       -----------

(1)  Principal Bond Fund, Inc.             --Class A                 $178,911,422        $11.15          16,051,354
(Acquired Fund)                            --Class B                  31,325,668          11.15          2,810,736

(2)  PIF Bond & Mortgage Securities        --Class A                      -                 -                -
Fund  (Acquiring Fund)                     --Class B                      -                 -                -
                                           --Institutional           373,879,935          10.90          34,288,456
                                           --Select                   2,274,254           10.99           206,902
                                           --Preferred                43,419,981          10.87          3,993,860
                                           --Advisors Select          31,801,128          10.84          2,934,881
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       28,547,207          10.86          2,628,019
                                           --Class J                 159,801,323          10.94          14,603,315

Reduction in net assets and decrease in    --Class A                    37,953             -*            16,051,354
net asset values per share of the          --Class B                    11,148             -*            2,810,736
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF Bond & Mortgage Securities        --Class A                 178,873,469          10.90*         16,413,892*
Fund  (Acquiring Fund)                     --Class B                  31,314,520          10.90*         2,873,914*
(Pro forma assuming combination            --Institutional           373,879,935          10.90          34,288,456
 of (1) and (2))                           --Select                   2,274,254           10.99           206,902
                                           --Preferred                43,419,981          10.87          3,993,860
                                           --Advisors Select          31,801,128          10.84          2,934,881
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       28,547,207          10.86          2,628,019
                                           --Class J                 159,801,323          10.94          14,603,315



                                                                                     Net Asset Value       Shares
Proposal 16                                                           Net Assets        Per Share       Outstanding
-----------                                                           ----------        ---------       -----------

(1)  Principal Government Securities       --Class A                 $274,875,978        $11.37          24,173,959
Income Fund, Inc.   (Acquired Fund)        --Class B                  53,901,101          11.30          4,768,574

(2)  PIF Government Securities Fund        --Class A                      -                 -                -
(Acquiring Fund)                           --Class B                      -                 -                -
                                           --Institutional              10,119            10.37             976
                                           --Select                   1,140,370           10.35           110,187
                                           --Preferred                7,084,334           10.35           684,413
                                           --Advisors Select          6,095,759           10.33           590,247
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       2,979,374           10.33           288,431
                                           --Class J                 101,936,674          10.40          9,800,360

Reduction in net assets and decrease in    --Class A                    62,563              -            24,173,959
net asset values per share of the          --Class B                    18,815              -            4,768,574
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF Government Securities Fund        --Class A                 274,813,415          10.37*         26,506,845*
(Acquiring Fund)                           --Class B                  53,882,286          10.37*         5,197,792*
(Pro forma assuming combination            --Institutional              10,119            10.37             976
 of (1) and (2))                           --Select                   1,140,370           10.35           110,187
                                           --Preferred                7,084,334           10.35           684,413
                                           --Advisors Select          6,095,759           10.33           590,247
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       2,979,374           10.33           288,431
                                           --Class J                 101,936,674          10.40          9,800,360



                                                                                     Net Asset Value       Shares
Proposal 17                                                           Net Assets        Per Share       Outstanding
-----------                                                           ----------        ---------       -----------

(1)  Principal Tax-Exempt Bond Fund,       --Class A                 $166,929,851        $12.48          13,380,399
Inc.   (Acquired Fund)                     --Class B                  10,742,464          12.55           856,296

(2)  PIF Tax-Exempt Bond Fund              --Class A                      -                 -                -
(Acquiring Fund)                           --Class B                      -                 -                -

Reduction in net assets and decrease in    --Class A                    7,204              -             13,380,399
net asset values per share of the          --Class B                     647               -**            856,296
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF Tax-Exempt Bond Fund              --Class A                 166,922,647          12.48          13,380,399
(Acquiring Fund)                           --Class B                  10,741,817          12.54           856,296
(Pro forma assuming combination
 of (1) and (2))



                                                                                     Net Asset Value       Shares
Proposal 18                                                           Net Assets        Per Share       Outstanding
-----------                                                           ----------        ---------       -----------

(1)  Principal International Fund, Inc.    --Class A                 $212,752,278         $7.18          29,623,397
 (Acquired Fund)                           --Class B                  26,781,562          7.04           3,804,914

(2) Principal International SmallCap       --Class A                  47,716,565          14.90          3,202,418
Fund, Inc. (Acquired Fund)                 --Class B                  13,358,025          14.13           945,417

(3)  PIF Diversified International Fund    --Class A                      -                 -                -
(Acquiring Fund)                           --Class B                      -                 -                -
                                           --Institutional            15,830,592          9.32           1,698,991
                                           --Select                   1,430,732           9.43            151,769
                                           --Preferred                10,120,430          9.32           1,085,412
                                           --Advisors Select          5,572,585           9.25            602,167
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       8,156,551           9.31            876,205
                                           --Class J                  63,380,482          9.27           6,837,443

Reduction in net assets and decrease in    --Class A                    68,231              -            29,623,397
net asset values per share of the          --Class B                    13,665              -            3,804,914
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(4)  PIF Diversified International Fund    --Class A                 212,684,047          7.18           29,623,397
 (Acquiring Fund)                          --Class B                  26,767,897          7.04           3,804,914
(Pro forma assuming combination            --Institutional            15,830,592          9.32           1,698,991
 of (1) and (3))                           --Select                   1,430,732           9.43            151,769
                                           --Preferred                10,120,430          9.32           1,085,412
                                           --Advisors Select          5,572,585           9.25            602,167
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       8,156,551           9.31            876,205
                                           --Class J                  63,380,482          9.27           6,837,443

Reduction in net assets and decrease in    --Class A                    47,040             .01           3,202,418
net asset values per share of the          --Class B                    16,583             .02            945,417
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(5)  PIF Diversified International Fund    --Class A                  47,669,525          14.89          3,202,418
 (Acquiring Fund)                          --Class B                  13,341,442          14.11           945,417
(Pro forma assuming combination            --Institutional            15,830,592          9.32           1,698,991
 of (2) and (3))                           --Select                   1,430,732           9.43            151,769
                                           --Preferred                10,120,430          9.32           1,085,412
                                           --Advisors Select          5,572,585           9.25            602,167
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       8,156,551           9.31            876,205
                                           --Class J                  63,380,482          9.27           6,837,443

Reduction in net assets and decrease in    --Class A                   115,271              -           27,947,301**
net asset values per share of the          --Class B                    30,248             .01          4,306,822**
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(6)  PIF Diversified International Fund    --Class A                 260,353,572          9.32*         27,947,301*
(Acquiring Fund)                           --Class B                  40,109,339          9.31*          4,306,822*
(Pro forma assuming combination            --Institutional            15,830,592          9.32           1,698,991
 of (1), (2) and (3))                      --Select                   1,430,732           9.43            151,769
                                           --Preferred                10,120,430          9.32           1,085,412
                                           --Advisors Select          5,572,585           9.25            602,167
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       8,156,551           9.31            876,205
                                           --Class J                  63,380,482          9.27           6,837,443


                                                                                     Net Asset Value       Shares
Proposal 19                                                           Net Assets        Per Share       Outstanding
-----------                                                           ----------        ---------       -----------

(1)  Principal Limited Term Bond Fund,     --Class A                 $122,451,392         9.50           12,888,188
Inc. (Acquired Fund)

(2)  PIF High Quality Short-Term Bond      --Class A                      -                 -                -
Fund  (Acquiring Fund)                     --Institutional              9,996             10.23             977
                                           --Select                     1,1193            10.14            1,104
                                           --Preferred                5,387,114           10.22           527,077
                                           --Advisors Select            88,757            10.20            8,700
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred        959,506            10.28            93,320
                                           --Class J                  45,293,791          10.24          4,423,841

Reduction in net assets and decrease in    --Class A                    16,766              -            12,888,188
net asset values per share of the
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF High Quality Short-Term Bond      --Class A                 122,434,626          10.23*         11,969,833*
Fund  (Acquiring Fund)                     --Institutional              9,996             10.23             977
(Pro forma assuming combination            --Select                     1,1193            10.14            1,104
 of (1) and (2))                           --Preferred                5,387,114           10.22           527,077
                                           --Advisors Select            88,757            10.20            8,700
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred        959,506            10.28            93,320
                                           --Class J                  45,293,791          10.24          4,423,841



                                                                                     Net Asset Value       Shares
Proposal 20                                                           Net Assets        Per Share       Outstanding
-----------                                                           ----------        ---------       -----------

(1)  Principal Cash Management Fund,       --Class A                 $317,339,972         $1.00         317,339,972
Inc.   (Acquired Fund)                     --Class B                  5,071,152           1.00           5,071,152

(2)  PIF Money Market Fund  (Acquiring     --Class A                      -                 -                -
Fund)                                      --Class B                      -                 -                -
                                           --Institutional            56,277,419          1.00           56,277,419
                                           --Select                   1,483,964           1.00           1,483,964
                                           --Preferred                14,598,771          1.00           14,598,771
                                           --Advisors Select          6,393,823           1.00           6,393,823
                                           --Advisors Signature           -               1.00               -
                                           --Advisors Preferred       7,413,337           1.00           7,413,337
                                           --Class J                 132,550,498          1.00          132,550,498

Reduction in net assets and decrease in    --Class A                    84,527              -           317,339,972
net asset values per share of the          --Class B                    1,260               -            5,071,152
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF Money Market Fund  (Acquiring     --Class A                 317,255,445          1.00          317,339,972
Fund)                                      --Class B                  5,069,892           1.00           5,071,152
(Pro forma assuming combination            --Institutional            56,277,419          1.00           56,277,419
 of (1) and (2))                           --Select                   1,483,964           1.00           1,483,964
                                           --Preferred                14,598,771          1.00           14,598,771
                                           --Advisors Select          6,393,823           1.00           6,393,823
                                           --Advisors Signature           -               1.00               -
                                           --Advisors Preferred       7,413,337           1.00           7,413,337
                                           --Class J                 132,550,498          1.00          132,550,498




                                                                                     Net Asset Value       Shares
Proposal 21                                                           Net Assets        Per Share       Outstanding
-----------                                                           ----------        ---------       -----------

(1)  Principal International Emerging      --Class A                 $37,803,721          11.91          3,173,817
Markets Fund, Inc.   (Acquired Fund)       --Class B                  6,148,074           11.36           541,202

(2)  PIF International Emerging Markets    --Class A                      -                 -                -
Fund (Acquiring Fund)                      --Class B                      -                 -                -
                                           --Institutional              14,646            15.16             966
                                           --Select                   1,896,146           15.16           125,109
                                           --Preferred                 226,056            15.17           226,056
                                           --Advisors Select          1,928,447           15.05           128,165
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       3,142,557           15.09           208,213
                                           --Class J                  25,631,162          14.90          1,719,930

Reduction in net assets and decrease in    --Class A                    35,765             .01           3,173,817
net asset values per share of the          --Class B                    11,409             .02            541,202
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF International Emerging Markets    --Class A                  37,767,956          15.15*         2,493,649*
Fund  (Acquiring Fund)                     --Class B                  6,136,665           15.13*          405,546*
(Pro forma assuming combination            --Institutional              14,646            15.16             966
 of (1) and (2))                           --Select                   1,896,146           15.16           125,109
                                           --Preferred                 226,056            15.17           226,056
                                           --Advisors Select          1,928,447           15.05           128,165
                                           --Advisors Signature           -                 -                -
                                           --Advisors Preferred       3,142,557           15.09           208,213
                                           --Class J                  25,631,162          14.90          1,719,930

* Shares outstanding and net asset value per share reflect Institutional shares net asset value as of October 31, 2004.

** Rounded decrease in net asset value per share may not equal change in pre acquisition net asset value and post acquisition net asset value per share.

               COMPARATIVE INFORMATION ABOUT THE PMF AND PIF FUNDS

                           Multiple Classes of Shares

         The Board of Directors of each Acquired Fund has adopted a multiple class plan for the Fund pursuant to Rule 18f-3 (an "18f-3 Plan") under the 1940 Act. Under these plans, each Acquired Fund (except Principal Limited Term Bond Fund and Principal LargeCap Stock Index Fund, which offer only Class A shares) offers two classes of shares: Class A and Class B. The Class A and Class B shares are the same except for differences in class expenses, including Rule 12b-1 fees, and any applicable sales charges and redemption and other fees. See "Rule 12b-1 Fees" and "Costs of Investing" below.

         The Board of Directors of PIF has adopted an 18f-3 Plan for each of the Acquiring Funds. Under these plans, each of the Acquiring Funds may offer two or more of the following nine classes of shares: Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class, Advisors Preferred Class, Class J, Class A and Class B. The Acquiring Funds will first issue Class A and Class B shares in connection with the Reorganization. Not all Acquiring Funds issue all current classes of shares. See Appendix D ("Outstanding Shares and Share Ownership"). The Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class, Advisors Preferred Class, Class J, Class A and Class B shares are the same except for differences in class expenses, including any 12b-1 fees, and any applicable sales charges and redemption and other fees. With respect to Class A and Class B shares, see "Rule 12b-1 fees" and "Costs of Investing" below.

        The Class A shares of the Acquired and Acquiring Funds are generally sold with a sales charge that is a variable percentage based on the amount of purchase, and the Class B shares of the Acquired and Acquiring Funds, which are not subject to a sales charge at the time of purchase, are subject to a contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase. See "Costs of Investing" below.

         The PIF Advisors Select, Advisors Signature, Advisors Preferred, Institutional, Select and Preferred Classes:
o are available without any front-end sales charge or contingent deferred sales charge;
o    currently have all of their operating expenses absorbed by the Manager; and
o are available through employer-sponsored retirement plans which may impose fees in addition to those charged by the Funds.

         The PIF Advisors Select, Advisors Signature, Advisors Preferred and Select share classes are subject to 12b-1 fees, which are paid to Princor, as well as service fees and administrative service fees which are paid to the Manager.

         The PIF Class J shares are sold without any front-end sales charge and under certain circumstances may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase.

          See also "Information About the Reorganization - Description of the Securities to be Issued" above.

                                 Rule 12b-1 Fees

         Each of the Acquired Funds has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act (each, a "12b-1 Plan") for the Class A (except the Principal Cash Management Fund) and Class B (except the Principal Limited Term Bond Fund and Principal LargeCap Stock Index Fund) shares of the Fund. PIF has adopted a 12b-1 Plan for the Class A (except for the PIF Money Market Fund) and Class B (except the PIF LargeCap S&P 500 Index Fund and PIF High Quality Short-Term Bond Fund) shares of each of the Acquiring Funds.

         For each of the Acquired and Acquiring Funds, the 12b-1 plan for Class A shares provides that the Fund makes payments from its assets to Princor pursuant to the plan to compensate Princor and other selling dealers for providing shareholder services to existing Fund shareholders and rendering assistance in the distribution and promotion of the Class A shares to the public. Each Fund pays Princor a fee after the end of each month at an annual rate no greater than 0.25% of the Fund's average net assets attributable to Class A shares. Princor retains such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares to the public but may remit on a continuous basis up to 0.25% to registered representatives and other selected dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

         For each of the Acquired and Acquiring Funds, the 12b-1 plan for Class B shares provides for payments by the Fund to Princor at the annual rate of up to 1.00% (0.25% for the PIF Money Market Fund) of the Fund's average net assets attributable to Class B shares. Princor also receives the proceeds of any CDSC imposed on redemptions of Class B shares.

         Although Class B shares are sold without an initial sales charge, Princor pays a sales commission equal to 4.00% (3.00% for certain sponsored plans) of the amount invested to dealers who sell such shares. These commissions are not paid on exchanges between PMF Funds or between PIF Funds. In addition, Princor may remit on a continuous basis up to 0.25% to the registered representatives and other selected dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

         For each of the Acquiring Funds, the 12b-1 Plans for Class A and Class B shares authorize Princor to enter into service agreements with other selling dealers and with banks and other financial institutions to provide shareholder services to existing Class A and Class B shareholders, including services such as furnishing information as to the status of shareholder accounts, responding to shareholder written and telephone inquiries and assisting shareholders with tax information.

                               Costs of Investing

         This section describes the sales charges, contingent deferred sales charges ("CDSCs"), and redemption and exchange fees that apply variously to the Class A and Class B shares of the Acquired and Acquiring Funds. Except as otherwise stated below, such charges and fees are the same for the Class A shares of both the Acquired and Acquiring Funds and for the Class B shares of both the Acquired and Acquiring Funds.

         For purposes of the following description, the Acquired and Acquiring Funds are grouped into "Growth-Oriented," "Income-Oriented" and "Money Market" Funds as follows:

Acquired Funds                                                 Corresponding Acquiring Funds

                                              Growth-Oriented Funds
Principal Balanced Fund                                  --    PIF Disciplined LargeCap Blend Fund
Principal Capital Value Fund                             --    PIF LargeCap Value Fund
Principal Partners LargeCap Value Fund                   --    PIF Partners LargeCap Value Fund
Principal Equity Income Fund                             --    PIF Equity Income Fund
Principal Partners Blue Chip Fund                        --    PIF Partners LargeCap Blend Fund I
Principal Partners LargeCap Blend Fund                   --    PIF Partners Large Cap Blend Fund
Principal LargeCap Stock Index Fund                      --    PIF LargeCap S&P 500 Index Fund
Principal Growth Fund                                    --    PIF LargeCap Growth Fund
Principal Partners Equity Growth Fund                    --    PIF Partners LargeCap Growth Fund I
Principal MidCap Fund                                    --    PIF MidCap Blend Fund
Principal Partners MidCap Growth fund                    --    PIF Partners MidCap Growth Fund
Principal SmallCap Fund                                  --    PIF SmallCap Blend Fund
Principal Partners SmallCap Growth Fund                  --    PIF Partners Small Cap Growth Fund II
Principal Real Estate Securities Fund                    --    PIF Real Estate Securities Fund
Principal International Fund                             --    PIF Diversified International Fund
Principal International Small Cap Fund                   --    PIF Diversified International Fund
Principal International Emerging Markets Fund            --    PIF International Emerging Markets Fund

                                              Income-Oriented Funds
Principal Bond Fund, Inc.                                --    PIF Bond & Mortgage Securities Fund
Principal Government Securities Income Fund, Inc.        --    PIF Government Securities Fund
Principal Tax-Exempt Bond Fund, Inc.                     --    PIF Tax-Exempt Bond Fund
Principal Limited Term Bond Fund, Inc.                   --    PIF High Quality Short-Term Bond Fund

                                               Money Market Funds
Principal Cash Management Fund, Inc.                     --    PIF Money Market Fund

Shareholder Fees (fees paid directly from your investment)

         The following table describes the fees and expenses you may pay if you buy and hold shares of the Acquired and Acquiring Funds.

                                                                                  Acquired and Acquiring Funds
                                                                                 Class A             Class B

Maximum sales charge imposed on purchases (as a % of offering price):
All Growth-Oriented Funds except PMF LargeCap Stock Index Fund and PIF           5.75%(1)              None
LargeCap S&P 500 Index Fund

All Income-Oriented Funds except PMF Limited Term Bond Fund and PIF High         4.75%(1)              None
Quality Short-Term Bond Fund

PMF LargeCap Stock Index and Limited Term Bond Funds, and PIF LargeCap S&P       1.50%(1)              None
500 Index and High Quality Short-Term Bond Funds

Money Market Funds                                                                 None                None

Maximum Contingent Deferred Sales Charge (CDSC) (as a % of dollars subject to charge):
All Funds except PMF LargeCap Stock Index and Limited Term Bond Funds, and       0.75%(2)            4.00%(3)
PIF LargeCap S&P 500 Index and High Quality Short-Term Bond Funds

PMF LargeCap Stock Index and Limited Term Bond Funds, and PIF LargeCap S&P       0.25%(2)              N/A
500 Index and High Quality Short-Term Bond Funds

Redemption or Exchange Fee (as a % of amount redeemed/exchanged):
All Funds except Money Market Funds                                            1.00%(4)(5)           1.00%(5)

Money Market Funds                                                                 None                None

(1) Sales charges are reduced or eliminated for purchases of $50,000 or more. See "Front-end Sales Charge - Class A shares."
(2) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(3)  CDSCs are reduced after 12 months and eliminated after 6 years.
(4) Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
(5) Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

         Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge.

One -Time Fees

o You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B shares).

     o Class A shares may be purchased at a price equal to the share price plus an initial sales charge. Investments of $1 million or more of Class A shares are sold without an initial sales charge but may be subject to a CDSC at the time of redemption.

     o Class B shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.

o A redemption fee of 1.00% is charged on redemptions of Class A shares of $30,000 or more if the shares were purchased within 30 days of the redemption. The fee does not apply to redemptions made: through a periodic withdrawal plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed at the time of redemption.

o An exchange fee of 1.00% is charged on exchanges among the Acquired Funds and exchanges among the Acquiring Funds of $30,000 or more and if the shares were purchased within 30 days of the exchange. The fee is calculated as a percentage of market value of the shares exchanged at the time of the exchange.

Neither the redemption nor the exchange fee applies to shares redeemed/exchanged from the Money Market Funds.

Choosing a Share Class

         You may purchase Class A or Class B shares of each Fund with certain limitations.* Your decision to purchase a particular class depends on a number of factors including:
o    the dollar amount you are investing;
o    the amount of time you plan to hold the investment; and
o    any plans to make additional investments in the Principal Investors Funds.

*--If you are making an initial purchase of the Funds of $100,000 or more and have selected Class B shares, the purchase will be of Class A shares of the Fund(s) you have selected.
 --If you are making subsequent purchases into your existing Class B share accounts and the new balance (existing account balance(s) plus new purchase) is $100,000 or more, the subsequent purchases will be of Class A shares of the Fund(s) you have selected.

         In addition, you might consider:
          o Class A shares if you are making an investment that qualifies for a reduced sales charge; or
          o Class B shares if you prefer not to pay an initial sales charge and you plan to hold your investment for at least six years.

Class A Shares
     o    You generally pay a sales charge on an investment in Class A shares.
     o Class A shares generally have lower annual operating expenses than Class B shares.
     o    If you invest $50,000 or more, the sales charge is reduced.
     o You are not assessed a sales charge on purchases of Class A shares of $1 million or more. A deferred sales charge may be imposed if you sell those shares within 18 months of purchase.

Class B Shares
     o    You do not pay a sales charge on an investment in Class B shares.
     o If you sell your Class B shares within six years from the date of purchase, you may pay a deferred sales charge.
     o If you keep your Class B shares for seven years, your Class B shares automatically convert to Class A shares without a charge.
     o Class B shares generally have higher annual operating expenses than Class A shares.

Front-End Sales Charge: Class A Shares

         There is no sales charge on purchases of Class A shares of the Money Market Funds. Class A shares of the other Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicated below.

         All Growth-Oriented Funds Except PMF LargeCap Stock Index Fund
                       and PIF LargeCap S&P 500 Index Fund

                              Sales Charge as % of
                                                  Offering           Amount         Dealer Allowance
Amount of Purchase                                 Price             Invested       as % of Offering Price

Less than $50,000                                       5.75%            6.10%                5.00%
$50,000 but less than $100,000                          4.75%            4.99%                4.00%
$100,000 but less than $250,000                         3.75%            3.90%                3.00%
$250,000 but less than $500,000                         2.75%            2.83%                2.25%
$500,000 but less than $1,000,000                       2.00%            2.04%                1.50%
$1,000,000 or more                                      0.00%            0.00%                0.75%

           All Income-Oriented Funds Except PMF Limited Term Bond Fund and PIF High Quality Short-Term Bond Fund

                              Sales Charge as % of
                                                  Offering           Amount         Dealer Allowance
Amount of Purchase                                 Price             Invested       as % of Offering Price

Less than $50,000                                       4.75%            4.99%                4.00%
$50,000 but less than $100,000                          4.25%            4.44%                3.75%
$100,000 but less than $250,000                         3.75%            3.90%                3.25%
$250,000 but less than $500,000                         2.50%            2.56%                2.00%
$500,000 but less than $1,000,000                       1.50%            1.52%                1.25%
$1,000,000 or more                                      0.00%            0.00%                0.75%


                                     PMF LargeCap Stock Index and Limited Term Bond Funds,
                                 and PIF LargeCap S&P 500 Index and High Quality Short-Term Bond Funds

                              Sales Charge as % of
                                                  Offering           Amount         Dealer Allowance
Amount of Purchase                                 Price             Invested       as % of Offering Price

Less than $50,000                                       1.50%            1.52%                1.25%
$50,000 but less than $100,000                          1.25%            1.27%                1.00%
$100,000 but less than $250,000                         1.00%            1.10%                0.75%
$250,000 but less than $500,000                         0.75%            0.76%                0.50%
$500,000 but less than $1,000,000                       0.50%            0.50%                0.25%
$1,000,000 or more                                      0.00%            0.00%                0.25%

         The front-end sales charge is waived on an investment of $1 million or more in Class A shares. There may be a CDSC on shares sold within 18 months of the purchase date. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is calculated as 0.75% of the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold. The CDSC is waived on shares sold to fund a PMF or PIF 401(a) or PMF or PIF 401(k) retirement plan, except redemptions which are the result of termination of the plan or transfer of all plan assets. The CDSC is also waived on shares sold:
     o    to satisfy IRS minimum distribution rules; and
     o using a periodic withdrawal plan. (You may sell up to 10% of the value of the shares (as of December 31 of the prior year) subject to a CDSC without paying the CDSC.)

         In the case of selling some, but not all, of the shares in an account, the shares not subject to a CDSC are redeemed first. Other shares are redeemed in the order purchased (first in, first out). Shares subject to the CDSC which are exchanged from one PMF Fund to another PMF Fund, or from one PIF Fund to another PIF Fund, continue to be subject to the CDSC until the CDSC expires.

         Broker-dealers that sell PMF or PIF Fund shares are paid a certain percentage of the sales charge in exchange for their services. At the option of Princor, the amount paid to a dealer may be more or less than that shown in the chart above. The amount paid depends on the services provided. Amounts paid to dealers on purchases without a front-end sales charge are determined by and paid for by Princor. Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described herein.

Sales Charge Waiver Or Reduction (Class A Shares)

         Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

Waiver of sales charge (Class A shares)
A Fund's Class A shares may be purchased without a sales charge:
     o by its Directors, member companies of the Principal Financial Group, and their employees, officers, directors (active or retired), brokers or agents. This also includes their immediate family members (spouse, surviving spouse, children (regardless of age) and parents) and trusts for the benefit of these individuals;
     o    by the Premier Credit Union;
     o    by non-ERISA clients of Principal Global;
     o by any employee or registered representative (and their employees) of an authorized broker-dealer;
     o through a "wrap account" offered by Princor or through broker-dealers, investment advisors and other financial institutions that have entered into an agreement with Princor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor or financial institution;
     o by unit investment trusts sponsored by any member company of the Principal Financial Group;
     o to fund non-qualified plans administered by a member company of the Principal Financial Group pursuant to a written service agreement;
     o to the extent that the purchase proceeds represent a distribution from a terminating 401(a) plan, if (1) such purchase is made through a representative of Princor, the terminating plan is not administered by a member company of the Principal Financial Group, and the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants, or (2) such purchase is made through registered representative of a broker-dealer other than Princor, the purchase proceeds represent a distribution from any terminating 401(a) plan and the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above; and
     o by any investor who buys Class A shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charges. In addition, the CDSC will not be imposed on redemptions of shares purchased through such omnibus accounts to the extent that no sales charge payments were advanced for purchases made through these entities.

Reduction of sales charge (Class A shares)
(1) Dollar amount of purchase. The sales charge varies with the size of your purchase. Reduced charges apply to the total of PMF or PIF Funds' (excluding the Money Market Funds) shares purchased at one time by any
 "Qualified Purchaser." A Qualified Purchaser includes an individual and his/her spouse and their children under the age of 25, a trust primarily for such persons, and a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account. If the total amount being invested in the PMF or PIF Funds is near a sales charge breakpoint, you should consider increasing amount invested to take advantage of a lower sales charge. A purchase made by or through an employer on behalf of an employee or employees (including independent contractors) is also considered a purchase by a Qualified Purchaser.

(2) Statement of Intention ("SOI"). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. The sales charge is based on the total amount to be invested in a 13 month period (24 months if the intended investment is $1 million or more). Upon your request, we will set up a 90-day look-back period to include earlier purchases - the 13 (24) month period then begins on the date of your first purchase during the 90-day period. If the intended investment is not made, sufficient shares will be sold to pay the additional sales charge due. A 401(a) plan trustee must submit the SOI at the time of the first plan purchase. The 90-day look-back period is not available to a 401(a) plan trustee.

(3) Rights of accumulation. The Class A and Class B accounts already owned by a Qualified Purchaser are added to the amount of the new purchase to determine the applicable sales charge percentage. The balance of the existing accounts as of the date of the subsequent purchase(s) is used in this calculation. Class A shares of the Money Market Funds are not included in the calculation unless they were acquired in exchange for other PMF or PIF Fund shares.

(4) Death benefit. The sales charge table below applies to purchases of Class A shares that result from the investment of death benefit proceeds from a life insurance policy or certain annuity contracts issued by Principal Life (or its subsidiaries or affiliates) within one year of the insured's death.

                              Sales Charge as % of
                                                  Offering           Net Amount     Dealer Allowance
Amount of Purchase                                 Price             Invested       as % of Offering Price

Less than $500,000                                      2.50%            2.56%                2.10%
$500,000 but less than $1,000,000                       1.50%            1.52%                1.25%
$1,000,000 or more                                 no sales charge


(5) Employer sponsored plans opened prior to March 1, 2002. Retirement plans meeting the requirements of Section 401 of the Internal Revenue Code (401(k), Profit Sharing and Money Purchase Pension Plans) for which administrative services are provided by GWFS Equities, Inc., and other employer sponsored retirement plans (including 403(b), SIMPLE IRAs, SEPs, SAR-SEPs, non-qualified deferred compensation plans, and Payroll Deduction Plan accounts) opened prior to March 1, 2002.
o    If Class A shares are used:
     o all plan investments are treated as made by a single investor to determine the applicable sales charge;
     o the sales charge for investments of less than $250,000 is 3.75% as a percentage of offering price; and
     o if the investment is $250,000 or more, the regular sales charge table is used.
o If Class B shares are used, contributions into the plan after the plan assets are $100,000 or more are used to buy Class A shares.
o Investments outside of a plan are not included with plan assets to determine the applicable sales charge.

Contingent Deferred Sales Charge: Class B Shares
o The CDSC does not apply to shares purchased with reinvested dividends or other distributions.
o The amount of the CDSC is a percentage based on the number of years you own the shares multiplied by the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold.
o In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other Class B shares are redeemed in the order purchased (first in, first out). Using a periodic withdrawal plan, you may sell up to 10% of the value of the shares (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC.
o Shares subject to the CDSC that are exchanged into another PMF or PIF Fund continue to be subject to the CDSC until the CDSC expires.
o    Princor receives the proceeds of any CDSC.

Class B shares

         A CDSC may be imposed on Class B shares sold within six years of purchase (five years for certain sponsored plans). Class B shares automatically convert into Class A shares (based on share prices, not number of shares) seven years (five years for certain sponsored plans) after purchase. Class B shares provide you the benefit of putting all your dollars to work from the time of investment, but (until conversion) have higher ongoing fees and lower dividends than Class A shares.

         The Class B share CDSC, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below:

                          CDSC as a % of Dollar Amount

Years Since Purchase Payments Made           All Funds
2 years or less                                4.00%
More than 2 years, up to 4 years               3.00%
More than 4 years, up to 5 years               2.00%
More than 5 years, up to 6 years               1.00%
More than 6 years                              None


         The CDSC is not charged on exchanges. However, the purchase date of the exchanged shares is used to determine if the newly acquired shares are subject to the CDSC when sold. The Fund from which the shares are sold is used to determine the percentage of CDSC, if any.

         The following table applies to PMF or PIF Fund shares purchased through employer sponsored plans making initial plan contributions into PMF or PIF Funds after February 1, 1998 but before March 1, 2002 only. The CDSC table above applies to purchases made by plans making initial contributions into the Funds after March 1, 2002.

                          CDSC as a % of Dollar Amount

Years Since Purchase Payments Made          All Funds
2 years or less                               3.00%
More than 2 years, up to 4 years              2.00%
More than 4 years, up to 5 years              1.00%
More than 5 years, up to 6 years              None
More than 6 years                             None

Waiver of the Sales Charge (Class B shares)
The CDSC is waived on Class B shares which are sold:
o    due to a shareholder's death;
o    due to the  shareholder's  disability,  as defined in the Internal  Revenue
     Code;
o    from retirement plans to satisfy minimum distribution rules under the Code;
o    to pay surrender charges;
o    to pay retirement plan fees;
o    involuntarily from small balance accounts;
o    through a systematic withdrawal plan (certain limits apply);
o from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) or 415 of the Code;
o from retirement plans qualified under Section 401(a) of the Code due to the plan participant's death, disability, retirement or separation from service after attaining age 55;
o from a retirement plan meeting the requirements of Section 401 of the Code (401(k), Profit Sharing and Money Purchase Pension Plans) that has provided us with its notice of intent (on or before November 30, 2002) to transfer its assets to a group annuity contract distributed by Principal Life; or
o from an account in a qualified plan administered by GWFS Equities, Inc. unless the sale is associated with the termination of the plan.


                 Purchases, Redemptions and Exchanges of Shares

        The purchase, redemption and exchange procedures with respect to shares of the Acquired and Acquiring Funds are substantially the same.

        Purchases. Shares of the Acquired and Acquiring Funds are offered for sale through Princor, a broker-dealer that is also the principal underwriter for PMF and PIF, or other dealers which Princor selects.

        As described above under "Costs of Investing," Class A shares of the Funds are generally sold with a sales charge that is a variable percentage based on the amount of purchase, and Class B shares, which are not subject to a sales charge at the time of purchase, are subject to a contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase.

         Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central Daylight Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.

         For all Funds, except the two money market funds - the Principal Cash Management Fund and the PIF Money Market Fund -- the share price is calculated by:
     o    taking the current market value of the total assets of the Fund
     o    subtracting liabilities of the Fund
     o    dividing the remainder proportionately into the classes of the Fund
     o    subtracting the liability of each class
     o    dividing  the  remainder  by the total  number of shares owned in that class.

         If current market values are not readily available for a security owned by a Fund, its fair value is determined in good faith under procedures established by and under the supervision of the Fund's Board of Directors.

         Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading may take place in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per Class per share, and therefore effects sales, redemptions and repurchases of its shares as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

         Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. Each of the Funds has a policy to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Fund's Board as may from time to time be necessary.

         Money Market Funds. The share price of each Class of shares of the two money market funds -- the Principal Cash Management Fund and the PIF Money Market Fund -- is determined at the same time and on the same days as the Funds as described above. The share price is computed by dividing the total value of each Fund's securities and other assets, less liabilities, by the number each Fund's shares outstanding.

         All securities held by the money market funds are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, each Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security. Use of the amortized cost valuation method requires each Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, each Fund invests only in obligations determined by its Board of Directors to be of high quality with minimal credit risks.

         Redemptions. Shares of the Acquired and Acquiring Funds may be redeemed at a price equal to the net asset value of the shares next computed following the receipt of a request for redemption in proper form. The amount you receive will be reduced by any applicable CDSC or redemption fee. See "Costs of Investing" above. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed.

         Payment for shares tendered for redemption is ordinarily made in cash. The Board of Directors of each Acquired Fund or of PIF may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. Each of the Funds may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described above.

         The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

         Exchanges. Shares of the Acquired and Acquiring Funds may be exchanged, without payment of a sales charge or a CDSC, for shares of the same class of, respectively, other Acquired Funds or other PIF Funds. If Class B shares are exchanged for Class B shares of an Acquired Fund or an Acquiring Fund are exchanged for Class B shares of, respectively, another Acquired Fund or another PIF Fund, the shares acquired will be subject to the applicable CDSC imposed by the new Fund; however, the holding period of the Class B shares exchanged is added to the holding period of the Class B shares acquired for purposes of determining the applicable charge. See "Costs of Investing" above.

         Information regarding the policies of each Acquired Fund and of PIF with respect to frequent trading and "market-timing" is set forth in, respectively, the PMF Prospectus and the PIF Prospectus. All such policies are substantially the same.

                           Dividends and Distributions

         The dividends and distributions procedures with respect to the Acquired and Acquiring Funds are substantially similar.

         The Principal Bond Fund, Principal Government Securities Income Fund, Principal Limited Term Bond Fund and Principal Tax-Exempt Bond Fund, and the PIF Bond & Mortgage Securities Fund, PIF Government Securities Income Fund, PIF High Quality Short-Term Bond Fund and PIF Tax-Exempt Bond Fund, pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the last business day of each month.

         The Principal Balanced Fund, Principal Equity Income Fund and Principal Real Estate Securities Fund, and the PIF Equity Income Fund and PIF Real Estate Securities Fund, pay their net investment income on a quarterly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the last business day of March, June, September and December.

         The other Acquired and Acquiring Funds (except the money market funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the last business day of December. Payments are made to shareholders of record on the business day prior to the payment date.

         The two money market funds - the Principal Cash Management Fund and the PIF Money Market Fund - each declare dividends on all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. For both Funds, you may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or preceding business day).

         Immediately prior to the Reorganization, each of the Acquired Funds will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Effective Time of the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Effective Time of the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of each Acquired Fund's respective shareholders.

                       Fundamental Investment Restrictions

         Each of the Acquired Funds and PIF on behalf of each of the Acquiring Funds have adopted "fundamental" investment restrictions regarding the investments of the respective Funds. A fundamental investment restriction may not be changed for any Fund without the approval of a Majority of the Outstanding Voting Securities (as defined under "Voting Information - Required Vote" ) of that Fund. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments and short sales of securities.

         Substantially the same fundamental restrictions apply to all the Acquiring Funds. Fundamental restrictions dealing with the same matters apply to most of the Acquired Funds, but with a number of variations among the different Acquiring Funds. In addition, there are certain fundamental restrictions that only apply to certain of the Acquired Funds and not to any of the Acquiring Funds. A comparison of the fundamental restrictions of the Acquired and Acquiring Funds is set forth in Appendix B to this Proxy Statement/Prospectus.

         The Acquired Funds (and in some cases their predecessor funds) adopted fundamental restrictions from time to time over a period of several years to reflect legal and regulatory requirements - particularly state securities law requirements -- that applied at that time but no longer do, as well as business and industry conditions that then prevailed. With changes in legal requirements and prevailing conditions, some of these fundamental investment restrictions are no longer necessary and others are more appropriately "non-fundamental" investment restrictions which may be changed by the Board of Directors of a Fund without shareholder approval. The fundamental restrictions of the Acquiring Funds and their substantial uniformity for all Acquiring Funds reflect updating changes that are intended to provide the Manager and the respective Sub-Advisors to the Acquiring Funds with greater flexibility in managing the Funds while continuing to meet fully the requirements of the 1940 Act and the rules and regulations thereunder. Aside from such greater flexibility and the expanded borrowing authority described below, the differences in fundamental restrictions between an Acquired Fund and its corresponding Acquiring Fund as set forth in Appendix D are not expected to result in any material difference in the manner in which the Acquiring Fund is managed as compared to its corresponding Acquired Fund.

         The PIF Board of Directors has approved a proposal to amend the fundamental restriction of each Acquiring Fund with respect to borrowing and has directed that the proposal be submitted to shareholders of the Acquiring Funds for approval at the PIF Shareholders Meeting. If approved by shareholders, the amended fundamental restriction with respect to borrowing will permit each of the Acquiring Funds to borrow money to the maximum extent permitted by the 1940 Act.


                 Location of Further Information About the Funds

         The following table shows where in the PMF Prospectus and PMF SAI, and in the PIF Prospectus and the Statement of Additional Information, further information about, respectively, the Acquired Funds and the Acquiring Funds may be found. Headings or captions listed that appear under individual Fund descriptions in a prospectus are marked by an asterisk (*).

                             Heading or Caption in:
                                                                                       SAI and
Type of Information     PMF and PIF Prospectuses                      Statement of Additional Information
                        --------------------------                    -----------------------------------
Investment              Main Strategies*; Certain Investment          Descriptions of the Funds' Investments
Objectives              Strategies and Related Risks.                 and Risks - Investment Strategies and
and Policies:                                                         Risks.

Portfolio               Management, Organization and Capital          Investment Advisory and Other Services.
Management:             Structures - The Manager; -- The
                        Sub-Advisors.

Fees and Expenses:      Fees and Expenses*; The Costs of Investing.

Risks:                  Main Risks*; Certain Investment Strategies    Descriptions of the Funds' Investments
                        and Related Risks.                            and Risks - Investment Strategies and
                                                                      Risks.

Fundamental and                                                       Descriptions of the Funds' Investments
Non-Fundamental                                                       and Risks - Fundamental  Restrictions; --
Investment                                                            Non-Fundamental Restrictions.
Restrictions:

Taxes:                                                                Taxation of the Funds.

Dividends and           Dividends and Distributions.
Distributions:

Purchases,              Pricing of Fund Shares; How to Buy Shares;    Pricing of Fund Shares; Purchase,
Redemptions and         How to Redeem (Sell) Shares; How to           Redemption and Pricing of Shares.
Exchanges of  Shares:   Exchange Shares Among [PMF or PIF] Funds.

Frequent Trading        Frequent Trading and Market-Timing (Abusive
and Market-Timing       Trading Practices)

Financial Highlights:   Financial Highlights.                         Financial Highlights.


                               VOTING INFORMATION

         This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors of each of the Acquired Funds of proxies to be used at the Meeting.

         Voting procedures. If you complete and return the enclosed proxy ballot, the persons named as proxies will vote your shares as you indicate or for approval of each matter for which there is no indication. You may revoke your proxy at any time prior to the proxy's exercise; (i) by sending written notice to the Secretary of the Principal Mutual Funds at Principal Financial Group, Des Moines, Iowa 50392-0200 prior to the meeting; (ii) by subsequent execution and return of another proxy prior to the Meeting; or (iii) by being present and voting in person at the Meeting after giving oral notice of the revocation to the Chairman of the Meeting.

         Voting rights. Only shareholders of record at the close of business on March 23, 2005 (the "Record Date") are entitled to vote. The shareholders of the Class A and Class B shares of each Fund will vote together on each Proposal submitted to the shareholders of that Fund. You are entitled to one vote on each Proposal submitted to the shareholders of a Fund for each share of the Fund which you hold. The shareholders of each Fund will vote separately for the election of Directors. The affirmative vote of the holders of a plurality of the shares voted at the meeting of a Fund is required for the election of a Director of the Fund. All other proposals require for approval the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean with respect to a Fund, the affirmative vote of the lesser of (1) 67% or more of the voting securities of the Fund present at the meeting of the Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities").

         The number of votes eligible to be cast at the meeting as of the Record Date with respect to each Fund and other share ownership information are set forth in Appendix E to this Proxy Statement/Prospectus.

         Quorum requirements. A quorum must be present at the meeting for the transaction of business. The presence in person or by proxy of one-third of the shares of each of the Funds outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund. Abstentions and broker non-votes (proxies from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for any issue. Under the 1940 Act, the affirmative vote necessary to approve the Proposals may be determined with reference to a percentage of votes present at the meeting, which would have the effect of counting abstentions as if they were votes against a proposal.

         In the event the necessary quorum to transact business or the vote required to approve a Proposal is not obtained at the Meeting, the persons names as proxies or any shareholder present at the meeting may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a Proposal will require the affirmative vote of the holders of a majority of the shares of the affected Acquired Fund (or class) cast at the Meeting. The persons named as proxies and any shareholder present at the meeting will vote for or against any adjournment in their discretion.

         Solicitation procedures. We intend to solicit proxies by mail. Officers or employees of a Fund, the Manager or their affiliates may make additional solicitations by telephone, internet, facsimile or personal contact. They will not be specially compensated for these services. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies. For those services, they will be reimbursed by the Fund for their out-of-pocket expenses. The Acquired Funds have retained the services of a professional proxy soliciting firm, __________, to assist in soliciting proxies and estimate that the cost of such services will be approximately $__________ .

         Expenses of the meetings. The expenses of the Meeting for each Acquired Fund will be treated as an expense related to the Reorganization and will be allocated between the Fund and the Manager in the manner described above under "Information Regarding the Reorganization -- Agreement and Plan of Reorganization."



                              FINANCIAL STATEMENTS

         The financial highlights of each Acquired Funds for the fiscal year ended October 31, 2004 incorporated by reference into this Proxy Statement/Prospectus, and the financial statements of each Acquired Fund for the fiscal year ended October 31, 2004 incorporated by reference into the related Statement of Additional Information, have been so incorporated by reference in reliance on the report of Ernst & Young LLP, Independent Registered Public Accounting Firm.

         The financial highlights of each of the Acquiring Funds for the fiscal year ended October 31, 2004 incorporated by reference into this Proxy Statement/Prospectus, and the financial statements of PIF for the fiscal year ended October 31, 2004 incorporated by reference into the related Statement of Additional Information, have been so incorporated by reference in reliance on the report of Ernst & Young LLP, Independent Registered Public Accounting Firm.


                                  LEGAL MATTERS

         Certain matters concerning the issuance of shares of the Acquiring Portfolios will be passed upon by Michael D. Roughton, Esq., Counsel to the Funds. Certain tax consequences of the Reorganization will be passed upon for PIF by Randy Lee Bergstrom, Esq., Assistant Tax Counsel to the Funds, and for each of the Acquired Funds by Carolyn Kolks, Esq., Assistant Tax Counsel to the Funds.


                                  OTHER MATTERS

         We do not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.

         Shareholder proposals to be presented at any future meeting of shareholders of any Acquired Fund must be received by the Acquired Fund a reasonable time before its solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

            BY ORDER OF THE BOARD OF DIRECTORS OF EACH ACQUIRED FUND


April __, 2005
Des Moines, Iowa


It is important that proxies be returned promptly. Therefore, shareholders who do not expect to attend the meeting in person are urged to complete, sign, date and return the proxy ballot in the enclosed envelope.

                                   Appendix A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [ ] day of March, 2005, severally, by and among: each Acquired Fund listed below, each a Maryland corporation having its principal place of business at 680 8th Street, Des Moines, Iowa 50392-0200; Principal Investors Fund, Inc. ("PIF"), a Maryland corporation having its principal place of business at 680 8th Street, Des Moines, Iowa 50392-0200, on behalf of each corresponding Acquiring Fund listed below, each a separate series of PIF; and Principal Management Corporation, investment adviser for each Acquired Fund and its corresponding Acquiring Fund (for purposes of section 9.2 of this Agreement only):

                                                                       Corresponding
    Acquired Fund                                                      PIF Acquiring Fund
    -------------                                                      ------------------
    Principal Balanced Fund, Inc.                             --       PIF Disciplined LargeCap Blend Fund
    Principal Capital Value Fund, Inc.                        --       PIF LargeCap Value Fund
    Principal Partners LargeCap Value Fund, Inc.              --       PIF Partners LargeCap Value Fund
    Principal Equity Income Fund, Inc.                        --       PIF Equity Income Fund
    Principal Partners Blue Chip Fund, Inc.                   --       PIF Partners LargeCap Blend Fund I
    Principal Partners LargeCap Blend Fund, Inc.              --       PIF Partners LargeCap Blend Fund
    Principal LargeCap Stock Index Fund, Inc.                 --       PIF LargeCap S&P 500 Index Fund
    Principal Growth Fund, Inc.                               --       PIF LargeCap Growth Fund
    Principal Partners Equity Growth Fund, Inc.               --       PIF Partners LargeCap Growth Fund I
    Principal MidCap Fund, Inc.                               --       PIF MidCap Blend Fund
    Principal Partners MidCap Growth Fund, Inc.               --       PIF Partners MidCap Growth Fund
    Principal SmallCap Fund, Inc.                             --       PIF SmallCap Blend Fund
    Principal Partners SmallCap Growth Fund, Inc.             --       PIF Partners SmallCap Growth Fund II
    Principal Real Estate Securities Fund, Inc.               --       PIF Real Estate Securities Fund
    Principal Bond Fund, Inc.                                 --       PIF Bond & Mortgage Securities Fund
    Principal Government Securities Income Fund, Inc.         --       PIF Government Securities Fund
    Principal Tax-Exempt Bond Fund, Inc.                      --       PIF Tax-Exempt Bond Fund
    Principal International Fund, Inc.                        --       PIF Diversified International Fund
    Principal International SmallCap Fund, Inc.               --       PIF Diversified International Fund
    Principal Limited Term Bond Fund, Inc.                    --       PIF High Quality Short-Term Bond Fund
    Principal Cash Management Fund, Inc.                      --       PIF Money Market Fund
    Principal International Emerging Markets Fund, Inc.       --       PIF International Emerging Markets Fund


         This Agreement shall be deemed to be a separate agreement between each Acquired Fund and PIF on behalf of the corresponding Acquiring Fund. As used herein, unless the context otherwise requires, each Acquired Fund and its corresponding Acquiring Funding are, respectively, the "Acquired Fund" and the "Acquiring Fund."

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund in exchange solely for Class A and Class B voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable thereafter, all upon the terms and conditions hereinafter set forth (the Reorganization").

         WHEREAS, the Acquired Fund is, and the Acquiring Fund is a separate series of, an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, the Board of Directors of PIF has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

         WHEREAS, the Board of Directors of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

         1.1. Subject to the requisite approval of the shareholders of the Acquired Fund and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund shall transfer all or substantially all of its assets, as set forth in section 1.2, to the Acquiring Fund, and the Acquiring Fund in exchange therefore shall:
(i) deliver to the Acquired Fund the number of full and fractional Class A and Class B Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to Class A and Class B Acquired Fund Shares, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Class A Share or Class B Share, respectively, computed in the manner and as of the time and date set forth in section 2.2; and (ii) assume all of the liabilities of the Acquired Fund as set forth in section 1.3. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

         1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the closing date provided for in section 3.1 (the "Closing Date") (collectively, "Assets").

         1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in section 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the shareholders of record of the Class A and Class B Acquired Fund Shares, determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to section 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A and Class B Acquiring Fund Shares to be so credited to Class A and Class B Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Class A and Class B Acquiring Fund Shares in connection with such exchange.

         1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

         1.6. As soon as practicable after the Closing Date, the Acquired Fund shall take all necessary steps under its Articles of Incorporation, Maryland law and any other applicable law to effect its complete dissolution. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

         1.7 All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to PIF on behalf of the Acquiring Fund from and after the Closing Date and shall be turned over to PIF as soon as practicable after the Closing Date.

2.       VALUATION

         2.1. The value of the Assets to be transferred to the Acquiring Fund shall be computed as of the close of regular trading on the NYSE and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Directors.

         2.2. The net asset value of a Class A and Class B Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information and valuation procedures established by the PIF Board of Directors.

         2.3. The number of the Class A and Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A and Class B shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in section 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with section 2.2.

         2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act.

3.       CLOSING AND CLOSING DATE

         3.1. The Closing Date shall be June 30, 2005, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of 3:00 p.m., Central Daylight Time on the Closing Date. The Closing shall be held at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392 or at such other time and/or place as the parties may agree.

         3.2 The Acquired Fund shall deliver to PIF, on behalf of the Acquiring Fund, on the Closing Date a schedule of Assets.

         3.3. The Acquired Fund shall direct the custodian for the Acquired Fund to deliver, at the Closing, a certificate of an authorized officer stating that
(i) the Assets shall have been delivered in proper form to the custodian for the Acquiring Fund, prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

         3.4. The Acquired Fund shall direct its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A and Class B shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.5. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Fund or the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1. The Acquired Fund represents and warrants as follows:

         (a) The Acquired Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with power and authority under its Articles of Incorporation, as amended, to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Acquired Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), are in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

         (f) The Acquired Fund is not currently engaged, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Maryland law or the Acquired Fund's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or
(ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

         (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by PIF on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the Acquired Fund's ability to consummate the transactions herein contemplated;

         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund as of October 31, 2004 have been audited by Ernst & Young LLP, independent auditors, and are in accordance with generally accepted accounting principles in the United States ("GAAP") consistently applied, and such statements (copies of which have been furnished to PIF on behalf of the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since October 31, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by PIF on behalf of the Acquiring Fund. For the purposes of this subsection (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of portfolio securities of the Acquired Fund, the discharge of Acquired Fund liabilities as reflected in its Statement of Assets and Liabilities as of October 31, 2004 (including the notes thereto), or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

         (k) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute substantially all (and in no event less than 98%) of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and in other jurisdictions in compliance with applicable laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights, and (iii) will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer Agent for the Acquired Fund on its behalf, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of Directors of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

         (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in section 5.5 (including any amendment or supplement thereto), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subsection (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2. PIF, on behalf of the Acquiring Fund, represents and warrants as follows:

         (a) The Acquiring Fund is duly organized as a series of PIF, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with power and authority under its Articles of Incorporation, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

         (b) PIF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

         (f) PIF is not currently engaged, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of PIF's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which PIF, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which PIF on behalf of the Acquiring Fund, is a party or by which it is bound;

         (g) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the knowledge of PIF, threatened against PIF, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. PIF, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Acquiring Fund's ability to consummate the transactions herein contemplated;

         (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund as of October 31, 2004 have been audited by Ernst & Young LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (i) Since October 31, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subsection (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of portfolio securities of the Acquiring Fund, the discharge of Acquiring Fund liabilities as reflected in its Statement of Assets and Liabilities as of October 31, 2004 (including the notes thereto), or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

         (j) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the knowledge of PIF, on behalf of the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code;

         (l) All issued and outstanding Acquiring Fund Shares (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and in other jurisdictions in compliance with applicable laws, and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action on the part of the Board of Directors of PIF on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of PIF, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

         (o) The information to be furnished by PIF, on behalf of the Acquiring Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

         (p) The Proxy Statement to be included in the Registration Statement (including and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subsection (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

  5. COVENANTS OF PIF, ON BEHALF OF THE ACQUIRING FUND, AND THE ACQUIRED FUND

         5.1. PIF, on behalf of the Acquiring Fund, and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and such changes as are contemplated by the Funds' normal operations.

         5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and will take all other reasonable action necessary to obtain approval of the transactions contemplated herein.

         5.3. The Acquired Fund covenants that the Class A and Class B Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4. Subject to the provisions of this Agreement, PIF, on behalf of the Acquiring Fund, and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5. PIF, on behalf of the Acquiring Fund, and the Acquired Fund each covenants to prepare the Registration Statement on Form N-14 (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and the transactions contemplated herein. PIF, on behalf of the Acquiring Fund, will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide PIF, on behalf of the Acquiring Fund, with the information reasonably necessary for preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(p), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

         5.6. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A and Class B Acquiring Fund Shares received at the Closing.

         5.7. PIF, on behalf of the Acquiring Fund, and the Acquired Fund will each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by PIF on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as PIF, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

         5.9. PIF, on behalf of the Acquiring Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest in and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities of the Acquired Fund.

         5.10. PIF, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by PIF, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of PIF, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2. PIF, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund on the Closing Date a certificate executed in PIF's name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request;

         6.3. PIF, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by PIF on behalf of the Acquiring Fund on or before the Closing Date; and

         6.4. The Acquired Fund and PIF, on behalf of the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares of Class A and Class B to be issued in connection with the Reorganization after such number has been calculated in accordance with section 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of PIF, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at PIF's election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Acquired Fund;

         7.3 The Acquired Fund shall have delivered to PIF, on behalf of the Acquiring Fund, a certificate executed in the Acquired Fund's name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

         7.4. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by it on or before the Closing Date;

         7.5. The Acquired Fund and PIF, on behalf of the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares of Class A and Class B to be issued in connection with the Reorganization after such number has been calculated in accordance with section 1.1; and

         7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the period from the close of its last fiscal year through the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF PIF, ON BEHALF OF THE ACQUIRING FUND, AND THE ACQUIRED FUND

         If any of the conditions set forth below has not been satisfied on or before the Closing Date with respect to the Acquired Fund or PIF, on behalf of the Acquiring Fund, either party to this Agreement may choose, at its option, not to consummate the transactions contemplated by this Agreement:

         8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to PIF, on behalf of the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor PIF, on behalf of the Acquiring Fund, may waive the conditions set forth in this section 8.1;

         8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the knowledge of the Acquired Fund or of PIF, on behalf of the Acquiring Fund, threatened, before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquired Fund or PIF, on behalf of the Acquiring Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquired Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions;

         8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5. The parties shall have received the opinion of tax counsel satisfactory to each party, addressed to each of the Acquired Fund and PIF, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions, and representations of the parties, for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code with respect to the Acquired Fund and the Acquiring Fund; (2) no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Acquired Fund's shares solely for shares of the Acquiring Fund;
(4) the holding period and tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the holding period and tax basis of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the holding period and tax basis of those assets to the Acquired Fund immediately prior to the Reorganization. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request from each of the Acquired Fund and PIF. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor PIF, on behalf of the Acquiring Fund, may waive the conditions set forth in this section 8.5.

9.       FEES AND EXPENSES

         9.1. Each of PIF, on behalf of the Acquiring Fund, and the Acquired Fund represents and warrants to the other that it has no obligations to pay any brokers' or finders' fees in connection with the transactions provided for herein.

         9.2. The first $1,000,000 of the expenses relating to the Reorganization will be allocated among the Acquired Funds based on the ratio of the open accounts of each Acquired Fund to the open accounts of all the Acquired Funds as of the close of business on February 28, 2005. The Manager will pay 50% of the balance of the expenses relating to the Reorganization, and the remaining 50% will be allocated among the Acquired Funds in the same manner as the first $1,000,000 of expenses, except that the Manager will pay 100% of such expenses allocated to the following Acquired Funds which are not expected to experience reduced expense ratios as a result of the Reorganization: the Principal Bond Fund, Principal MidCap Fund, Principal Tax-Exempt Bond Fund, Principal Partners LargeCap Value Fund, Principal Partners SmallCap Growth Fund, Principal International Fund and Principal Partners MidCap Growth Fund. In addition, with respect to each other Acquired Fund, the Manager will pay any portion of the remaining 50% of the balance of the expenses allocated to the Acquired Fund that exceeds an amount equal to the sum of (A) and (B), where (A) equals the result determined by multiplying the net assets attributable to the Class A shares of the Acquired Fund by the remainder of the Total Fund Operating Expense Ratio of the Class A shares of the Acquired Fund minus the Total Fund Operating Expense Ratio of the Class A shares of the Acquiring Fund and (B) equals the result determined by multiplying the net assets attributable to the Class B shares of the Acquired Fund by the remainder of the Total Fund Operating Expense Ratio of the Class B shares of the Acquired Fund minus the Total Fund Operating Expense Ratio of the Class B shares of the Acquiring Fund. For purposes of the preceding sentence, the net assets attributable to the Class A shares and the Class B shares of the Acquired Fund shall be determined as of the Effective Time or such other time to which the Manager and the Acquired Fund may agree, the Total Fund Operating Expense Ratios for the Class A shares and the Class B shares of the Acquired Fund shall be those for the fiscal year ended October 31, 2004 and the Total Fund Operating Expense Ratios for the Class A shares and the Class B shares of the Acquiring Fund shall be determined for the period beginning on November 1, 2004 and ending at the Effective Time or at such other time to which the Manager and the Acquired Fund may agree. The costs of the Reorganization shall include, but not be limited to, costs associated with preparation of the Registration Statement, printing and distribution of the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Acquired Fund Shareholders meeting. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1. The Acquired Fund and PIF, on behalf of the Acquiring Fund, agree that neither has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2. Except as specified in the next sentence, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before June 30, 2005, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any of the parties or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS; WAIVERS

         12.1 This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of PIF, on behalf of the Acquiring Fund; provided, however, that, following the meeting of the shareholders of the Acquired Fund called by the Acquired Fund pursuant to section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A and Class B Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders, or otherwise have a material adverse effect on the interests or rights of the Acquired Fund or the Acquired Fund Shareholders, without the Acquired Fund obtaining further approval of the Acquired Fund Shareholders.

         12.2. Except as otherwise expressly provided in this Agreement, each of the Acquired Fund and PIF, on behalf of the Acquiring Fund, may at any time prior to the Closing by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties contained herein and made for its benefit; and (ii) waive compliance with any of the covenants or conditions contained herein and made for its benefit, except that any such waiver that would have a material adverse effect on the interests or rights of the Acquired Fund or the Acquired Fund Shareholders, or the Acquiring Fund or the Acquiring Fund Shareholders, shall be made only with the consent of the Board of Directors of, respectively, the Acquired Fund or the Acquiring Fund.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed given upon receipt if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail addressed to the Acquired Fund, 680 8th Street, Des Moines, Iowa 50392-0200, attn: Arthur S. Filean, or to PIF, on behalf of the Acquiring Fund, 680 8th Street, Des Moines, Iowa 50392-0200, attn: Arthur S. Filean; or to Principal Management Corporation, Principal Financial Group, Des Moines, Iowa 50392, attn: Arthur S. Filean.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

         14.1. The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

         14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President as of the date first written above.
         ..................

PRINCIPAL BALANCED FUND, INC.                         PRINCIPAL INVESTORS FUND, INC.
PRINCIPAL CAPITAL VALUE FUND, INC.                    on behalf of each of the following Acquiring Funds:
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.                   Disciplined LargeCap Blend Fund
PRINCIPAL EQUITY INCOME FUND, INC.                             LargeCap Value Fund
PRINCIPAL PARTNERS BLUE CHIP FUND, INC.                        Partners LargeCap Value Fund
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.                   Equity Income Fund
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.                      Partners LargeCap Blend Fund I
PRINCIPAL GROWTH FUND, INC.                                    Partners LargeCap Blend Fund
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.                    LargeCap S&P 500 Index Fund
PRINCIPAL MIDCAP FUND, INC.                                    LargeCap Growth Fund
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.                    Partners LargeCap Growth Fund I
PRINCIPAL SMALLCAP FUND, INC.                                  MidCap Blend Fund
PRINCIPAL PARTNERS SMALLCAP GROWTH                             Partners MidCap Growth Fund
         FUND, INC.                                            SmallCap Blend Fund
PRINCIPAL REAL ESTATE SECURITIES FUND, INC.                    Partners SmallCap Growth Fund II
PRINCIPAL BOND FUND, INC.                                      Real Estate Securities Fund
PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.              Bond & Mortgage Securities Fund
PRINCIPAL TAX-EXEMPT BOND FUND, INC.                           Government Securities Fund
PRINCIPAL INTERNATIONAL FUND, INC.                             Tax-Exempt Bond Fund
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.                    Diversified International Fund
PRINCIPAL LIMITED TERM BOND FUND, INC.                         High Quality Short-Term Bond Fund
PRINCIPAL CASH MANAGEMENT FUND, INC.                           Money Market Fund
PRINCIPAL INTERNATIONAL EMERGING                               International Emerging Markets Fund
         MARKETS FUND, INC.



By:  ___________________________           By:   _____________________________
     Ralph C. Eucher                             Michael J. Beer
     President                                   Executive Vice President





PRINCIPAL MANAGEMENT CORPORATION



By:       ______________________________
             Ralph C. Eucher
             President

                                                                   Appendix B

                COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each of the Acquired Funds and PIF on behalf of each of the Acquiring Funds have adopted "fundamental" investment restrictions that may not be changed for any Fund without the approval of a "majority of the outstanding voting securities" (as defined under "Voting Information - Voting Rights") of the affected Fund. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments and short sales of securities.

         The table below compares the principal fundamental restrictions that apply to the Acquired and Acquiring Funds. As indicated in the table, the fundamental investment restrictions of the Acquiring Funds are substantially the same for each Acquiring Fund (exceptions are noted), while there are variations in the principal fundamental investment restrictions that apply to the different Acquired Funds.

         Additional fundamental investment restrictions that apply only to certain of the Acquired Funds and not to any Acquiring Funds are set forth following the table.

           Comparison of Principal Fundamental Investment Restrictions

----------------------------------------------------------------- ---------------------------------------------------------------
             Applicable to Acquired Funds Indicated                             Applicable to All Acquiring Funds

----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Senior Securities:                                                Senior Securities:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Each Fund may not issue any senior securities as defined in the     Each Fund may not issue any senior securities as defined
1940 Act. Purchasing and selling securities and futures             in the 1940 Act. Purchasing and selling securities and futures
contracts and options thereon and borrowing money in accordance     contracts and options thereon and borrowing money in
with restrictions described below do not involve the issuance       accordance with restrictions described below do not involve
of a senior security.                                               the issuance of a senior security.
    --LargeCap Stock Index Fund, Partners Equity Growth
    Fund, Partners LargeCap Blend Fund, Partners LargeCap
    Value Fund, Partners MidCap Growth Fund, Partners
    SmallCap Growth Fund, Balanced Fund, Equity Income Fund,
    International Emerging Markets Fund, International Fund,
    International SmallCap Fund, MidCap Fund, Partners Blue
    Chip Fund, Real Estate Securities Fund, SmallCap Fund,
    Bond Fund and Limited Term Bond Fund

Each Fund may not issue any senior securities.
      --Government Securities Income Fund

Each Fund may not issue any senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of: a) purchasing any securities on a when-issued or delayed delivery basis; or b) borrowing money in accordance with restrictions described below.
     --Tax-Exempt Bond Fund

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----------------------------------------------------------------- ---------------------------------------------------------------
Commodities:                                                      Commodities:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Each Fund may not invest in physical commodities or commodity      Each Fund may not invest in physical commodities or
contracts (other than foreign currencies), but it may purchase     commodity contracts (other than foreign currencies), but it
and sell financial futures contracts, options on such              may purchase and sell financial futures contracts, options
contracts, swaps and securities backed by physical commodities.    on such contracts, swaps and securities backed by physical
    --LargeCap Stock Index Fund, Partners Equity Growth Fund,      commodities.
    Partners LargeCap Blend Fund, Partners LargeCap Value Fund,
    Partners MidCap Growth Fund, Partners SmallCap Growth Fund,
    Balanced Fund, Equity Income Fund, International Emerging
    Markets Fund, International Fund, International SmallCap
    Fund, MidCap Fund, Partners Blue Chip Fund, Real Estate
    Securities Fund, SmallCap Fund, Bond Fund and Limited Term
    Bond Fund, Capital Value Fund, Growth Fund, Bond Fund and
    Limited Term Bond Fund

Each Fund may not invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.
    -- Balanced Fund, Equity Income Fund, International
    Emerging Markets Fund, International Fund, International
    SmallCap Fund, MidCap Fund, Partners Blue Chip Fund, Real
    Estate Securities Fund and SmallCap Fund

Each Fund may not invest in commodities or commodity futures contracts
     --Tax-Exempt Bond Fund

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----------------------------------------------------------------- ---------------------------------------------------------------
Real Estate:                                                      Real Estate:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Each Fund may not invest in real estate, although it may invest    Each Fund may not invest in real estate, although it may
in securities that are secured by real estate and securities of    invest in securities that are secured by real estate and
issuers that invest or deal in real estate.                        securities of issuers that invest or deal in real estate.
    --LargeCap Stock Index Fund, Partners Equity Growth
    Fund, Partners LargeCap Blend Fund, Partners LargeCap
    Value Fund, Partners MidCap Growth Fund, Partners
    SmallCap Growth Fund, Balanced Fund, Equity Income Fund,
    International Emerging Markets Fund, International Fund,
    International SmallCap Fund, MidCap Fund, Partners Blue
    Chip Fund, Real Estate Securities Fund, SmallCap Fund,
    Bond Fund and Limited Term Bond Fund, Tax-Exempt Bond
    Fund

Each Fund may not engage in the purchase and sale of illiquid interests in real estate. For this purpose, readily marketable interests in real estate investment trusts are not interests in real estate.
    --Capital Value Fund and Growth Fund

Each Fund may not engage in the purchase and sale of interests in real estate, including interests in real estate investment trusts (although it will invest in securities secured by real estate or interests therein, such as mortgage-backed securities) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.
    --Government Securities Income Fund

Each Fund may not engage in the purchase and sale of illiquid interests in real estate, including interests in real estate investment trusts (although it may invest in securities secured by real estate or interests therein) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.
    --Cash Management Fund

----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Borrowing:                                                        Borrowing:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Each Fund may not borrow money, except that it may a) borrow      Each Fund may not borrow  money,  except  that it may a)
from banks (as defined in the 1940 Act, as amended) or other      borrow from banks (as defined in the 1940 Act) or other
financial institutions or through reverse repurchase agreements   financial  institutions  or through  reverse  repurchase
in amounts up to 33 1/3% of its total assets (including   the     agreements  in amounts  up to 33 1/3% of its total  assets
amount borrowed); b) to the extent permitted by applicable law,   (including  the amount  borrowed);  b) to the extent
borrow up to an additional 5% of its total assets for temporary   permitted by applicable law, borrow up to an additional 5% of
purposes; c) obtain short-term credits as may be necessary for    its total assets for temporary  purposes;  c) obtain
the clearance of purchases and sales of portfolio securities;     short-term  credits as may be necessary  for the clearance of
and d) purchase securities on margin to the extent permitted by   purchases and sales of portfolio securities;  and d) purchase
applicable law (the deposit or payment of margin in connection    securities on margin to the extent  permitted  by
with transactions in options and financial futures contracts is   applicable  law (the deposit or payment of margin in
not   considered purchase of securities on margin).               connection with  transactions in options and financial
    --LargeCap Stock Index Fund, Partners Equity Growth Fund,     futures contracts is not considered purchase of securities on
    Partners LargeCap Blend Fund, Partners LargeCap Value Fund,   margin).*
    Partners MidCap Growth Fund and Partners SmallCap Growth
    Fund
                                                                  *  The PIF Board of Directors has approved a proposal to
Each Fund may not borrow money, except for temporary or           amend this fundamental restriction and has directed that the
emergency purposes, in an amount not to exceed 5% of the value    proposal be submitted to shareholders of the Acquiring Funds
of the Fund's total assets at the time of the borrowing.          for approval at the PIF Shareholders Meeting. If approved by
    --Balanced Fund, Equity Income Fund, International            shareholders, the amended fundamental restriction with
    Emerging Markets Fund, International Fund, International      respect to borrowing will provide as follows:
    SmallCap Fund MidCap Fund, Partners Blue Chip Fund,
    Real Estate Securities Fund, SmallCap Fund, Bond Fund,        Each Fund may not borrow money, except as permitted under the
    Limited Term Bond Fund, Government Securities Income Fund     Investment Company Act  of 1940, as amended, and as interpreted,
    and Tax-Exempt Bond Fund                                      modified or otherwise permitted by regulatory  authority  having jurisdiction, from time to time.
The Fund does not propose to borrow money except for temporary or emergency purposes from banks in an amount not to exceed the lesser of a) 5% of the value of the Fund's assets, less
liabilities other than such borrowings, or b) 10% of the Fund's assets taken at cost at the time such borrowing is made. The
Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 15% of the gross assets taken at cost. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and
options on futures contracts are not deemed to be pledges or other encumbrances.
    --Capital Value Fund and Growth Fund

Each Fund may not borrow money except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed the lesser of a) 5% of the value of the Fund's assets, or b) 10% of the value of the Fund's net assets taken at cost at the time such borrowing is made. The Fund will not issue senior securities except in connection with such borrowings. The
Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 10% of the net assets.
    --Cash Management Fund

----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Making Loans:                                                     Making Loans:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Each Fund may not make loans, except that the Fund may a)         Each Fund may not make loans, except that the Fund may a)
purchase and hold debt obligations in accordance with its         purchase and hold debt obligations in accordance  with its
investment objective and policies; b) enter into repurchase       investment  objectives and policies;  b) enter into
agreements; and c) lend its portfolio securities without          repurchase  agreements;  and  c)  lend  its  portfolio
limitation against collateral (consisting of cash or securities   securities  without limitation against  collateral
issued or guaranteed by the U.S. Government or its agencies or    (consisting of cash or liquid assets) equal at all times to
instrumentalities) equal at all times to not less than 100% of    not less than 100% of the value of the  securities  loaned.
the value of the securities loaned. This limit does not apply     This limit does not apply to purchases  of debt securities or
to purchases of debt securities or commercial paper.              commercial paper.
    --LargeCap Stock Index Fund, Partners Equity Growth Fund,
    Partners LargeCap Blend Fund, Partners LargeCap Value Fund,
    Partners MidCap Growth Fund and Partners SmallCap Growth
    Fund

Each Fund may not make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.
    --Balanced Fund, Equity Income Fund, International
    Emerging Markets Fund, International Fund, International
    SmallCap Fund, MidCap Fund, Partners Blue Chip Fund,
    Real Estate Securities Fund, SmallCap Fund, Capital Value Fund,
    Growth Fund, Bond Fund, Limited Term Bond Fund, Tax-Exempt Bond
    Fund and Cash Management Fund.

Each Fund may not make loans, except that the Fund may purchase or hold debt obligations (i.e., debt obligations issued by the U.S. Government or its agencies or instrumentalities) and may enter into repurchase agreements for such securities, and may lend its portfolio securities without limitation against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.
    --Government Securities Income Fund

----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Diversification:                                                  Diversification:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Each Fund may not invest more than 5% of its total assets in      Each Fund may not invest more than 5% of its total assets in
the securities of any one issuer (other than obligations issued   the securities of any one issuer (other than obligations
or guaranteed by the U.S. Government or its agencies or           issued or guaranteed by the U.S. government or its agencies
instrumentalities) or purchase more than 10% of the outstanding   or instrumentalities) or purchase more than 10% of the
voting securities of any one issuer, except that this             outstanding voting securities of any one issuer, except
limitation shall apply only with respect to 75% of the total      that this limitation shall apply only with respect to 75%
assets of the Fund.                                               of the total assets of the Fund.
    --LargeCap Stock Index Fund, Partners Equity Growth
    Fund, Partners LargeCap Blend Fund, Partners LargeCap
    Value Fund, Partners MidCap Growth Fund, Partners
    SmallCap Growth Fund, Balanced Fund, Equity Income Fund,
    International Emerging Markets Fund, International Fund,
    International SmallCap Fund, MidCap Fund, Partners Blue
    Chip Fund, Real Estate Securities Fund, SmallCap Fund,
    Capital Value Fund, Growth Fund, Bond Fund and Limited
    Term Bond Fund and Tax-Exempt Bond Fund

Each Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the Fund's total assets.
      --Capital Value Fund and Growth Fund

----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Underwriting:                                                     Underwriting:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Each Fund may not act as an underwriter of securities, except     Each Fund may not act as an underwriter of securities, except
to the extent that the Fund may be deemed to be an underwriter    to the extent that the Fund may be deemed to be an
in connection with the sale of securities held in its portfolio.  underwriter in connection with the sale of securities held
    --LargeCap Stock Index Fund, Partners Equity Growth Fund,     in its portfolio.
    Partners LargeCap Blend Fund, Partners LargeCap Value Fund,
    Partners MidCap Growth Fund, Partners SmallCap Growth Fund,
    Balanced Fund, Equity Income Fund, International Emerging
    Markets Fund, International Fund, International SmallCap
    Fund, MidCap Fund, Partners Blue Chip Fund, Real Estate
    Securities Fund, SmallCap Fund, Bond Fund and Limited Term
    Bond Fund, Tax-Exempt Bond Fund

Each Fund may not underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where if sold the Fund might be deemed an underwriter for purposes of the Securities Act of 1933.
    --Capital Value Fund and Growth Fund

Each Fund may not act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of GNMA certificates held in its portfolio.
    --Government Securities Income Fund

Each Fund may not act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.
    --Cash Management Fund

----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Concentration:                                                    Concentration:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Each Fund may not concentrate its investments in any particular   Each Fund may not concentrate  its  investments in any
industry, except that the Fund may invest up to 25% of the        particular  industry,  except that the Fund may  invest  up
value of its total assets in a single industry, provided that,    to 25% of the  value of its  total  assets in a single
when the Fund has adopted a temporary defensive posture, there    industry,  provided that,  when the Fund has adopted a
shall be no limitation on the purchase of obligations issued or   temporary  defensive  posture, there shall be no limitation
guaranteed by the U.S. Government or its agencies or              on the purchase of obligations issued or guaranteed by the
instrumentalities. This restriction applies to the LargeCap       U.S. government or its agencies or  instrumentalities.
Stock Index Fund except to the extent that the Standard &         This  restriction  applies to the  LargeCap  S&P 500 Index
Poor's 500 Index also is so concentrated.                         Fund  except  to the  extent  that the related Index also is
    --LargeCap Stock Index Fund, Partners Equity Growth Fund,     so  concentrated.  This restriction does not apply to the
    Partners LargeCap Blend Fund, Partners LargeCap Value Fund,   Real Estate Securities Fund.
    Partners MidCap Growth Fund and Partners SmallCap Growth
    Fund

Each Fund may not concentrate its investments in any particular industry or industries, except that: a) the Equity
Income Fund may not invest less than 25% of its total assets in securities of companies in the public utilities industry;
b) the Balanced Fund, International Emerging Markets Fund,
International Fund, International SmallCap Fund, MidCap Fund,
Partners Blue Chip Fund, and SmallCap Fund each may invest not more than 25% of the value of its total assets in a single industry, and c) the Real Estate Securities Fund may not invest less than 25% of its total assets in securities of companies in the real estate industry.
    -- Balanced Fund, Equity Income Fund, International
    Emerging Markets Fund, International Fund, International
    SmallCap Fund, MidCap Fund, Partners Blue Chip Fund, Real
    Estate Securities Fund and SmallCap Fund

Each Fund may not concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in any one industry.
    --Capital Value Fund and Growth Fund

Each Fund may not concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in any one industry.
    --Bond Fund and Limited Term Bond Fund

Each Fund may not concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in securities of issuers having their principal activities in any one industry, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or obligations of domestic branches of U.S.
banks and savings institutions.
    --Cash Management Fund

----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Short Sales:                                                      Short Sales:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Each Fund may not sell securities short (except where the Fund    Each Fund may not sell securities short (except where the
holds or has the right to obtain at no added cost a long          Fund holds or has the right to obtain at no added cost a
position in the securities sold that equals or exceeds the        long position in the securities sold that equals or exceeds
securities sold short).                                           the securities sold short).
    --LargeCap Stock Index Fund, Partners Equity Growth Fund,
    Partners LargeCap Blend Fund, Partners LargeCap Value Fund,
    Partners MidCap Growth Fund and Partners SmallCap Growth
    Fund

Each Fund may not sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions.
The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.
    -- Balanced Fund, Equity Income Fund, International
    Emerging Markets Fund, International Fund, International
    SmallCap Fund, MidCap Fund, Partners Blue Chip Fund, Real
    Estate Securities Fund and SmallCap Fund, Bond Fund and
    Limited Term Bond Fund

Each Fund may not purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund may not sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short). The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin. The Fund will not issue or acquire put and call options.
    --Capital Value Fund and Growth Fund

Each Fund may not sell securities short or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions.
The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.
    --Government Securities Income Fund

Each Fund may not purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund will not effect a short sale of any security. The Fund will not issue or acquire put and call options, straddles or spreads or any combination thereof.
    --Cash Management Fund

----------------------------------------------------------------- ---------------------------------------------------------------


                        Additional Fundamental Investment
                Restrictions Applicable To Certain Acquired Funds

Each of the Balanced Fund, Equity Income Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund, Partners Blue Chip Fund, Real Estate Securities Fund and SmallCap Fund may not:

o purchase or retain in its portfolio securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

o invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

Each of the Capital Value Fund and Growth Fund may not:

o purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the Fund's total assets.

o purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

o invest more than 5% of its assets at the time of purchase in rights and warrants (other than those that have been acquired in units or attached to other securities).

o    invest more than 20% of its total assets in securities of foreign issuers.


Each of the Bond Fund and Limited Term Bond Fund may not:

o purchase or retain in its portfolio securities of any issuer if those officers or directors of the fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

o invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.


The Government Securities Income Fund may not:

o purchase any securities other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that the Fund may maintain reasonable amounts in cash or commercial paper or purchase short-term debt securities not issued or guaranteed by the U.S. Government or its agencies or instrumentalities for daily cash management purposes or pending selection of particular long-term investments. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of obligations issued by the U.S. Government or its agencies or instrumentalities.

o purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

o    invest in companies for the purpose of exercising control or management.

o enter into repurchase agreements maturing in more than seven days if, as a result, thereof, more than 10% of the Fund's total assets would be invested in such repurchase agreements and other assets without readily available market quotations.

o Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts.

o invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.


The Tax-Exempt Bond Fund may not:

o purchase any securities other than Municipal Obligations and Taxable Investments as defined in the Prospectus and Statement of Additional Information.

o invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

o purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

o    invest in companies for the purpose of exercising control or management.

o invest more than 15% of its total assets in securities that are not readily marketable and in repurchase agreements maturing in more than seven days.

o invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.

o purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions.

o pledge, mortgage or hypothecate its assets, except to secure permitted borrowings.

The Tax-Exempt Bond Fund has also adopted the fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.


The Cash Management Fund may not:

o purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

o purchase the securities of any issuer if the purchase will cause more than 10% of the outstanding voting securities of the issuer to be held by the Fund (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

o purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the value of the Fund's total assets.

o purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization.

o purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

o    invest in companies for the purpose of exercising control or management.

o invest in time deposits maturing in more than seven days; time deposits maturing from two business days through seven calendar days may not exceed 10% of the value of the Fund's total assets.

o invest more than 10% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

                                                                     Appendix C

                              DEBT SECURITY RATINGS

Standard & Poor's Ratings Group ("S&P")

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1."

Bonds:

AAA               Debt rated AAA has the  highest  rating  assigned by S&P.
                  Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC
     -CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Investors Service, Inc. ("Moody's")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions)have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2)high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

                                                                     Appendix D


                             PRINCIPAL MUTUAL FUNDS
                     AUDIT AND NOMINATING COMMITTEE CHARTER

Organization

The Audit and Nominating Committee of the Board of Directors ("Board") shall be composed of directors who are not interested persons as defined in the Investment Company Act of 1940.

Statement of Policy

The function of the Audit and Nominating Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control over financial reporting, and the auditor's responsibility to plan and carry out a proper audit. Specifically, Fund management is responsible for: (1) the preparation, presentation and integrity of the Fund's financial statements; (2) the maintenance of appropriate accounting and financial reporting principles and policies; and (3) the maintenance of internal control over financial reporting and other procedures designed to assure compliance with accounting standards and related laws and regulations. The independent auditors are responsible for planning and carrying out an audit consistent with applicable legal and professional standards and the terms of their engagement letter. Nothing in this Charter shall be construed to reduce the responsibilities or liabilities of the Fund's service providers, including the auditors.

Although the Committee is expected to take a detached and questioning approach to the matters that come before it, the review of a Fund's financial statements by the Committee is not an audit, nor does the Committee's review substitute for the responsibilities of the Funds management for preparing; or the independent auditors for auditing, the financial statements. Members of the Committee are not full-time employees of the Fund and, in serving on this Committee, are not, and do not hold themselves out to be, acting as accountants or auditors. As such, it is not the duty or responsibility of the Committee or its members to conduct "field work" or other types of auditing or accounting reviews or procedures.

In discharging their duties the members of the Committee are entitled to rely on information, opinions, reports, or statements, including financial statements and other financial data, if prepared or presented by: (1) one or more officers of the Fund whom the director reasonably believes to be reliable and competent in the matters presented; (2) legal counsel, public accountants, or other persons as to matters the director reasonably believes are within the persons professional or expert competence; or (3) a Board committee of which the director is not a member.

The Committee shall assist the directors in fulfilling their responsibilities to the shareholders, potential shareholders, and investment community relating to monitoring the integrity of the financial reporting processes and systems of internal accounting and financial controls, the compliance with legal and regulatory requirements, the independence and performance of internal and external auditors, and the effectiveness and efficiency of operations. The auditors for the Fund shall report directly to the Committee. Further, the Committee shall be responsible for maintaining free and open communication among the directors, the independent auditors, the internal auditors, and the management of the Fund.

Responsibilities

In carrying out its responsibilities, the Committee should be flexible so that it can best react to changing conditions to provide the directors and shareholders with reasonable assurance that the Fund accounting and reporting practices are in accordance with all requirements and are of the highest quality.

The Committee shall have the authority to retain outside counsel or other consultants to advise the Committee as it deems appropriate to its duties. The Committee may request any officer or employee of the Fund or management company or the company's outside counsel or independent auditors to attend a meeting of the Committee or to meet with any members of, or consultants to the Committee. No member of the Committee shall receive any compensation from the Fund except for service as a member of the Fund's Board or a committee of the Board.

                  The Committee shall meet not less than twice per year to review the Fund's financial statements and shall make regular reports to the Board addressing such matters as the quality and integrity of the Company's financial statements, the Company's compliance with legal and regulatory requirements and the performance of the independent and internal auditors. The chair of the Committee may call additional meetings as necessary.


The Committee shall:

1. Appoint, compensate, and conduct oversight of the work of the independent auditors.

2. Meet with the independent auditors to review the scope and approach of the proposed audit plan and the audit procedures to be performed.

3. Confirm and ensure the objectivity of the internal auditors and the independence of the independent auditors. Pre-approve all engagements and compensation to be paid to the auditor consistent with the Fund's Policy on Auditor Independence and discuss independence issues with the independent auditor on an annual basis. If so determined by the Committee, recommend that the Board take appropriate action to satisfy itself of the independence of the auditor.

         No engagement of the independent auditor should:
          (a) create a mutual or conflicting interest between the audit firm and the Fund
          (b)  place the audit firm in the position of auditing its own work
          (c) result in the audit firm acting in a management role for the Fund, or
          (d) place the audit firm in a position of being an advocate for the Fund.

                  Annually, the independent auditor shall report all relationships that may bear on independence between the auditor and the Fund with respect to any services provided by the auditor, its subsidiaries or affiliates.

4. Review the adequacy and effectiveness of the Fund's internal controls, with the independent auditors, the organization's internal auditors, and its financial and accounting personnel, and consider their recommendations for improving the internal controls or particular areas where new or more detailed controls or procedures are desirable. Particular emphasis should be given to the adequacy of internal controls in exposing any payments, transactions, or procedures that might be deemed illegal or otherwise improper. Consider major changes to the Fund's auditing and accounting principles and practices as suggested by the independent auditors, internal auditor or management.

5. Request that management inform the Committee of all new or changed accounting principles and disclosure practices on a timely basis. Inquire of the auditors regarding their judgments and reasoning regarding the appropriateness of the changes or proposed changes, as well as the appropriateness of the accounting principles and disclosure practices management employs for new transactions or events.

6. Review legal and regulatory matters that may have a material effect on the financial statements, the Fund's compliance policies and ethical business practices programs, and any material related to regulatory examinations or reports received from regulators or government agencies.

7. Inquire of management, the internal auditors, and the independent auditors regarding significant risks or exposures, and assess the steps management has taken to minimize such risks and exposures to the organization.

8. Review the results of the Fund's monitoring of compliance with its Code of Ethics.

9. Review the Fund's policies and procedures with respect to officers' and directors' expense accounts and perquisites, including their use of the organization's assets, and consider the results of the internal or independent auditors' reviews of those areas. (Expenses of individuals serving in the role of a Fund officer are not charged to the Fund and there are no related perquisites. Fees and reimbursable expenses of the independent directors are the only expenses of Fund directors charged to the Fund).

10. Review the Fund's internal audit function, including its audit plans, staffing, explanations for any deviations from plans, and the coordination of such plans with those of the independent auditors.

11. Review the significant issues reported to management prepared by the internal auditor and management's responses. Receive a summary of findings from completed internal audits. Review with the internal auditors any difficulties encountered in the course of the audit work, including any restrictions on the scope of activities or access to required information.

12. Meet with the independent auditors, at the conclusion of the audit, to review the results of the audit, including any comments or recommendations of the independent auditors. In addition, review with the independent auditors any major issues regarding accounting and auditing principles, practices and judgments as well as the adequacy of internal controls that could significantly affect the financial statements. Further, report the results of the annual audit to the Board of Directors.

13. Review the financial statements contained in the annual report to shareholders with management and the independent auditors. Inquire of the independent auditors regarding their qualitative judgments about the appropriateness, not just the acceptability, of the accounting principles and the clarity of the financial disclosures. Also, inquire of the independent auditors regarding their reasoning in accepting or questioning management's significant estimates.

14. Inquire of the independent auditors regarding their judgments about whether management's accounting principles and estimates are conservative, moderate, or extreme from the perspective of income, asset, and liability recognition, and whether those principles are common practices or minority practices. Also, discuss with the independent auditors how the Fund's choices of accounting principles and disclosure practices may affect shareholders' and the public's views and attitudes about the organization.

15. Discuss with the independent auditors other matters, if any, required to be discussed by Statements on Auditing Standards relating to the conduct of the audit such as audit adjustments, fraud and illegal acts, auditor retention issues, consultation with other auditors, disagreements with management and resolve any such disagreements, access to information, other difficulties encountered during the audit, etc.

16. Meet separately with the independent auditors and internal auditors without management. Among the items to be discussed in these meetings are the independent auditors' evaluation of the Fund's financial, accounting, and auditing personnel, and the cooperation that the independent auditors received during the audit.

17. Establish and maintain procedures for the handling of complaints received regarding accounting, internal controls, and auditing.

18. Submit the minutes of all the Committee's meetings to, or discuss the matters considered at each Committee meeting with, the Board of Directors. Review and reassess the adequacy of this Charter annually and recommend any proposed changes to the Board for approval.

19. Select, review and nominate for consideration by the Board candidates for directors who are not interested persons as defined in the Investment Company Act of 1940.


(adopted by the Board of Directors of each of the Principal funds on September 13, 2004)

E-2
                                                                      Appendix E

                     OUTSTANDING SHARES AND SHARE OWNERSHIP

         This Appendix sets forth information as to the number of shares outstanding and entitled to vote of each class of shares of the Acquired Funds, the number of outstanding shares of each class of shares of the Acquiring Funds and the percentage ownership by certain shareholders of shares of the Acquired and Acquiring Funds.

Acquired Funds

         The following table shows as of the Record Date the number of Class A and Class B shares of each Acquired Fund outstanding and entitled to vote.

                                                                   Number of Shares
Acquired Fund                                      Share Class       Outstanding

Principal Balanced Fund, Inc.                        Class A
                                                     Class B

Principal Capital Value Fund, Inc.                   Class A
                                                     Class B

Principal Partners LargeCap Value Fund, Inc.         Class A
                                                     Class B

Principal Equity Income Fund, Inc.                   Class A
                                                     Class B

Principal Partners Blue Chip Fund, Inc.              Class A
                                                     Class B

Principal Partners LargeCap Blend Fund, Inc.         Class A
                                                     Class B

Principal LargeCap Stock Index Fund, Inc.            Class A


Principal Growth Fund, Inc.                          Class A
                                                     Class B

Principal Partners Equity Growth Fund, Inc.          Class A
                                                     Class B

Principal MidCap Fund, Inc.                          Class A
                                                     Class B

Principal Partners MidCap Growth Fund, Inc.          Class A
                                                     Class B

Principal SmallCap Fund, Inc.                        Class A
                                                     Class B

Principal Partners SmallCap Growth Fund, Inc.        Class A
                                                     Class B

Principal Real Estate Securities Fund, Inc.          Class A
                                                     Class B

Principal Bond Fund, Inc.                            Class A
                                                     Class B

Principal Government Securities Income Fund,         Class A
                                  Inc.               Class B

Principal Tax-Exempt Bond Fund, Inc.                 Class A
                                                     Class B

Principal International Fund, Inc.                   Class A
                                                     Class B

Principal International SmallCap Fund, Inc.          Class A
                                                     Class B

Principal Limited Term Bond Fund, Inc.               Class A


Principal Cash Management Fund, Inc.                 Class A
                                                     Class B

Principal International Emerging Markets             Class A
                               Fund, Inc.            Class B



         The following table shows as of March 3, 2005 the percentage of the outstanding Class A and Class B shares of each Acquired Fund owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.

                                                                       Percentage Owned
Acquired Fund                                      Share Class         by Principal Life

Principal Balanced Fund, Inc.                        Class A                0.00%
                                                     Class B                0.00%

Principal Capital Value Fund, Inc.                   Class A               14.64%
                                                     Class B                0.00%

Principal Partners LargeCap Value Fund, Inc.         Class A                0.00%
                                                     Class B                0.00%

Principal Equity Income Fund, Inc.                   Class A                0.00%
                                                     Class B                0.00%

Principal Partners Blue Chip Fund, Inc.              Class A                0.00%
                                                     Class B                0.00%

Principal Partners LargeCap Blend Fund, Inc.         Class A                0.00%
                                                     Class B                0.00%

Principal LargeCap Stock Index Fund, Inc.            Class A                0.00%

Principal Growth Fund, Inc.                          Class A                0.00%
                                                     Class B                0.00%

Principal Partners Equity Growth Fund, Inc.          Class A                0.00%
                                                     Class B                0.00%

Principal MidCap Fund, Inc.                          Class A                0.00%
                                                     Class B                0.00%

Principal Partners MidCap Growth Fund, Inc.          Class A                0.00%
                                                     Class B                0.00%

Principal SmallCap Fund, Inc.                        Class A                0.00%
                                                     Class B                0.00%

Principal Partners SmallCap Growth Fund, Inc.        Class A               16.77%
                                                     Class B                8.23%

Principal Real Estate Securities Fund, Inc.          Class A                0.00%
                                                     Class B                0.00%

Principal Bond Fund, Inc.                            Class A                0.00%
                                                     Class B                0.00%

Principal Government Securities Income Fund,         Class A                0.00%
Inc.                                                 Class B                0.00%

Principal Tax-Exempt Bond Fund, Inc.                 Class A                0.00%
                                                     Class B                0.00%

Principal International Fund, Inc.                   Class A                0.00%
                                                     Class B                0.00%

Principal International SmallCap Fund, Inc.          Class A               28.74%
                                                     Class B                0.00%

Principal Limited Term Bond Fund, Inc.               Class A                2.66%

Principal Cash Management Fund, Inc.                 Class A                0.49%
                                                     Class B                0.00%

Principal International Emerging Markets             Class A               12.13%
Fund, Inc.                                           Class B                0.00%


         As of March 3, 2005, the Directors and officers of each Acquired Fund together owned less than 1% of its outstanding shares.

         As of March 3, 2005, the following persons owned of record, or were known by the Acquired Fund or its corresponding Acquiring Fund to own beneficially, 5% or more of the outstanding shares of any Class of the Acquired
Funds:

------------------------------- --------------------------------------------- ----------------- ---------------------
                                                                                                 Percentage
                                                                                    Share       of Ownership
    Acquired Fund                       Name/Address of Shareholder
                                                                                    Class
------------------------------- --------------------------------------------- ----------------- ---------------------
----------------------------------------------------------------------------- ----------------- ---------------------

----------------------------------------------------------------------------- ----------------- ---------------------
----------------------------------------------------------------------------- ----------------- ---------------------
Principal Capital Value Fund, Inc.
----------------------------------------------------------------------------- ----------------- ---------------------
------------------------------- --------------------------------------------- ----------------- ---------------------
                                The Principal Trust for Post-Retirement            Class A          8.1%
                                  Medical Benefits
                                Retired EE 5072
                                Attn: Crystal Morris S-003-S60
                                Principal Financial Group
                                Des Moines, IA  50392-0480
------------------------------- --------------------------------------------- ----------------- ---------------------
----------------------------------------------------------------------------- ----------------- ---------------------
Principal Cash Management Fund, Inc.
----------------------------------------------------------------------------- ----------------- ---------------------
------------------------------- --------------------------------------------- ----------------- ---------------------
                                Princor Financial Services Corporation             Class A          5.0%
                                Principal Financial Group
                                Attn:  Valorie Hammen, N003-E20
                                Des Moines, IA  50392-0200
------------------------------- --------------------------------------------- ----------------- ---------------------
----------------------------------------------------------------------------- ----------------- ---------------------
Principal Cash Management Fund, Inc.
----------------------------------------------------------------------------- ----------------- ---------------------
------------------------------- --------------------------------------------- ----------------- ---------------------
                                Delaware Charter Guarantee & Trust Co.             Class A          9.5%
                                Attn:  Lori N. Richards
                                P.O. Box 8738 Wilmington, DE 19899-8738
------------------------------- --------------------------------------------- ----------------- ---------------------
----------------------------------------------------------------------------- ----------------- ---------------------
Principal International Fund, Inc.
----------------------------------------------------------------------------- ----------------- ---------------------
------------------------------- --------------------------------------------- ----------------- ---------------------
                                The Principal Trust for Post-Retirement            Class A          7.2%
                                  Medical Benefits
                                Retired EE 5072
                                Attn:  Crystal Morris, S-003-S60
                                Principal Financial Group
                                Des Moines, IA  50392-0480
------------------------------- --------------------------------------------- ----------------- ---------------------
----------------------------------------------------------------------------- ----------------- ---------------------
Principal Tax-Exempt Bond Fund, Inc.
----------------------------------------------------------------------------- ----------------- ---------------------
------------------------------- --------------------------------------------- ----------------- ---------------------
                                Leone H. Penrod & Evelyn M. Adams                  Class B          5.6%
                                4471 Sheffield Place, Apt. 102
                                Bay City, MI  48706-2564
------------------------------- --------------------------------------------- ----------------- ---------------------
----------------------------------------------------------------------------- ----------------- ---------------------
Principal Tax-Exempt Bond Fund, Inc.
----------------------------------------------------------------------------- ----------------- ---------------------
------------------------------- --------------------------------------------- ----------------- ---------------------
                                Allan S. Noddle                                    Class B         10.3%
                                1306 South 157th Plaza, Apt. 110
                                Omaha, NE  68130-2573
------------------------------- --------------------------------------------- ----------------- ---------------------

Acquiring Funds

         The following table shows the number of shares outstanding of each Class of shares of each Acquiring Fund as of the Record Date.

                                                                   Number of Shares
Acquiring Fund                                Share Class            Outstanding

PIF Equity Income Fund                        Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF LargeCap Value Fund                       Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J
PIF Partners LargeCap Value Fund              Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF Partners LargeCap Blend Fund I            Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF Partners LargeCap Blend Fund              Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF LargeCap S&P 500 Index Fund               Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF LargeCap Growth Fund                      Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF Partners LargeCap Growth Fund I           Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF MidCap Blend Fund                         Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF Partners MidCap Growth Fund               Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF SmallCap Blend Fund                       Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred

PIF Partners SmallCap Growth Fund II          Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF Real Estate Securities Fund               Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF Bond & Mortgage Securities Fund           Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF Government Securities Fund                Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF Tax-Exempt Bond Fund                      Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF Diversified International Fund            Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J
PIF High Quality Short-Term Bond Fund         Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF Money Market Fund                         Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF International Emerging Markets Fund       Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J

PIF Disciplined LargeCap Blend Fund           Institutional
                                              Select
                                              Preferred
                                              Advisors Select
                                              Advisors Signature
                                              Advisors Preferred
                                              Class J


         The following table shows as of March 3, 2005 the percentage of the outstanding shares of each class of each Acquiring Fund owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.


                                                                   Percentage Owned
Acquiring Fund                                Share Class         by Principal Life

PIF Equity Income Fund                        Institutional              N/A
                                              Select                     N/A
                                              Preferred                  N/A
                                              Advisors Select            N/A
                                              Advisors Signature         N/A
                                              Advisors Preferred         N/A
                                              Class J                    N/A

PIF LargeCap Value Fund                       Institutional              30.00%
                                              Select                     67.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF Partners LargeCap Value Fund              Institutional              0.00%
                                              Select                     0.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF Partners LargeCap Blend Fund I            Institutional              100.00%
                                              Select                     1.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.30%

PIF Partners LargeCap Blend Fund              Institutional              0.00%
                                              Select                     0.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF LargeCap S&P 500 Index Fund               Institutional              39.00%
                                              Select                     0.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF LargeCap Growth Fund                      Institutional              23.00%
                                              Select                     0.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF Partners LargeCap Growth Fund I           Institutional              0.00%
                                              Select                     0.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF MidCap Blend Fund                         Institutional              100.00%
                                              Select                     0.39%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         9.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF Partners MidCap Growth Fund               Institutional              100.00%
                                              Select                     5.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF SmallCap Blend Fund                       Institutional              100.00%
                                              Select                     81.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF Partners SmallCap Growth Fund II          Institutional              0.00%
                                              Select                     0.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF Real Estate Securities Fund               Institutional              0.00%
                                              Select                     0.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF Bond & Mortgage Securities Fund           Institutional              0.34%
                                              Select                     0.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         6.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF Government Securities Fund                Institutional              100.00%
                                              Select                     0.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         15.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF Tax-Exempt Bond Fund                      Institutional              N/A
                                              Select                     N/A
                                              Preferred                  N/A
                                              Advisors Select            N/A
                                              Advisors Signature         N/A
                                              Advisors Preferred         N/A
                                              Class J                    N/A

PIF Diversified International Fund            Institutional              0.00%
                                              Select                     0.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         14.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF High Quality Short-Term Bond Fund         Institutional              18.00%
                                              Select                     100.00%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF Money Market Fund                         Institutional              0.00%
                                              Select                     0.29%
                                              Preferred                  0.00%
                                              Advisors Select            0.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         0.00%
                                              Class J                    0.00%

PIF International Emerging Markets Fund       Institutional              80.00%
                                              Select                     100.00%
                                              Preferred                  48.00%
                                              Advisors Select            96.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         52.00%
                                              Class J                    0.41%

PIF Disciplined LargeCap Blend Fund           Institutional              0.00%
                                              Select                     100.00%
                                              Preferred                  100.00%
                                              Advisors Select            17.00%
                                              Advisors Signature         100.00%
                                              Advisors Preferred         47.00%
                                              Class J                    N/A

         As of March 3, 2005, the Directors and officers of PIF together owned less than 1% of the outstanding shares of any Acquiring Fund.

         As of March 3, 2005, the persons identified below the Fund/Shares Class Table, if any for a particular number in the Table, owned of record, or were known by the Acquiring Fund or its corresponding Acquired Fund to own beneficially, 5% or more of the outstanding shares of the Class of the Acquiring Funds indicated.

                                                     Fund/Share Class Table
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
                                         Institutional                     Advisors Advisors    Advisors
PIF Acquiring Fund                                    Select   Preferred   Select   Signature   Preferred   Class J
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
Equity Income Fund
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
LargeCap Value Fund                      724        721        723         720      627         722         514
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
Partners LargeCap Value Fund             854        851        853         850      655         852         530
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
Partners LargeCap Blend Fund I           694        691        693         690      651         692         511
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
Partners Large Cap Blend Fund            824        821        823         820      650         822         527
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
LargeCap S&P 500 Index Fund              714        711        713         710      626         712         513
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
LargeCap Growth Fund                     704        701        703         700      625         702         512
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
Partners LargeCap Growth Fund I          834        831        833         830      653         832         528
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
MidCap Blend Fund                        749        741        743         740      639         742         521
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
Partners MidCap Growth Fund              874        871        873         870      658         872         532
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
SmallCap Blend Fund                      944        941        943         940      686         942         538
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
Partners Small Cap Growth Fund II        915        912        914         911      669         913         535
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
Real Estate Securities Fund              934        931        933         930      685         932         537
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
Bond & Mortgage Securities Fund          594        591        593         590      605         592         501
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
Government Securities Fund               614        611        613         610      607         612         503
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
Tax-Exempt Bond Fund
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
Diversified International Fund           674        671        673         670      617         672         508
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
High Quality Short-Term Bond Fund        644        641        643         640      615         642         506
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
Disciplined LargeCap Blend Fund          699        696        698         695      619         697         N/A
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
Money Market Fund                        784        781        783         780      648         782         525
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------
International Emerging Markets Fund      664        661        663         660      616         662         507
---------------------------------------- ---------- ---------- ----------- -------- ----------- ----------- --------

 Fund/Share                                                                       Percentage
    Class                         Name and                                            of
   Number                          Address                                         Ownership

              590      Delaware Charter Guarantee & Trust                             23.2
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              590      Delaware Charter Guarantee & Trust                             76.3
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              591      Delaware Charter Guarantee & Trust                             96.7
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              592      Delaware Charter Guarantee & Trust                             19.2
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              592      Delaware Charter Guarantee & Trust                             80.1
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              593      Trustar                                                        24.4
                       F B O Southwire Balanced Fund (Retirement
                       Plan) P.O. Box 8963 Wilmington, DE 19899
              593      Delaware Charter Guarantee & Trust                             61.7
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              594      LIFETIME 2010 FUND                                             24.9
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              594      LIFETIME 2020 FUND                                             32.1
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              594      LIFETIME 2040 FUND                                              5.2
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              594      LIFETIME STRATEGIC INCOME FUND                                 14.8
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              594      LIFETIME 2030 FUND                                             21.2
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              605      Delaware Charter Guarantee & Trust                             93.6
                       FBO Various Qualified Plans
                       711 High Street
                       Des Moines, IA
                       50303
              607      Delaware Charter Guarantee & Trust                             85.1
                       FBO Various Qualified Plans
                       711 High Street
                       Des Moines, IA
                       50303
              610      Delaware Charter Guarantee & Trust                              5.9
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              610      Delaware Charter Guarantee & Trust                             94.0
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              611      Delaware Charter Guarantee & Trust                             17.9
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              611      Delaware Charter Guarantee & Trust                             77.4
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              612      Delaware Charter Guarantee & Trust                             53.1
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              612      Delaware Charter Guarantee & Trust                             42.5
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              613      DELAWARE CHARTER GUAR & TRUST                                  17.3
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN:  RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA
                       50392
              613      BANKERS TRUST COMPANY TRUSTEE                                  10.6
                       FBO PARTNER RE RESTURATION
                       SALARY DEFERRED PLAN
                       665 LOCUST ST # HAYEK
                       DES MOINES, IA
                       50309-3702
              613      WELLS FARGO TRUST COMPANY TRUSTEE                               6.3
                       FBO WORLD INSURANCE EXECUTIVE SERP
                       PLN  ATTN DEANNA SWERTZIC
                       1919 DOUGLAS ST
                       OMAHA, NE
                       68102-1317
              613      Delaware Charter Guarantee & Trust                             35.0
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              613      Delaware Charter Guarantee & Trust                             19.2
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              617      Delaware Charter Guarantee & Trust                             84.6
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              639      Delaware Charter Guarantee & Trust                             91.1
                       FBO Various Qualified Plans
                       711 High Street
                       Des Moines, IA
                       50303
              640      Delaware Charter Guarantee & Trust                             54.4
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              640      Delaware Charter Guarantee & Trust                             45.5
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              642      Delaware Charter Guarantee & Trust                             87.5
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              643      Delaware Charter Guarantee & Trust                             78.1
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              643      Delaware Charter Guarantee & Trust                             15.5
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              644      PERSHING LLC                                                   56.8
                       P. O. BOX 2052
                       JERSEY CITY, NJ
                       07303-9998
              644      PERSHING LLC                                                   23.6
                       P. O. BOX 2052
                       JERSEY CITY, NJ
                       07303-9998
              662      Delaware Charter Guarantee & Trust                             42.3
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              663      DELAWARE CHARTER GUARANTEE & TRUST                             43.9
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN:  RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA
                       50392
              664      PERSHING LLC                                                   14.8
                       P. O. BOX 2052
                       JERSEY CITY, NJ
                       07303-9998
              670      Delaware Charter Guarantee & Trust                              10.1
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              670      Delaware Charter Guarantee & Trust                             89.8
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              671      Delaware Charter Guarantee & Trust                             97.0
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              672      Delaware Charter Guarantee & Trust                             19.7
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              672      Delaware Charter Guarantee & Trust                             79.8
                       FBO Various Qualified Plans
                       711 High Street
                       Des Moines, IA
                       50303
              673      DELAWARE CHARTER GUAR & TRUST                                  35.8
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN:  RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA
                       50392
              673      Delaware Charter Guarantee & Trust                              5.9
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              673      Delaware Charter Guarantee & Trust                             52.6
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              674      THE PRINCIPAL TRUST FOR POST-                                  12.2
                       RETIREMENT MEDICAL BENEFITS
                       RETIRED IND FIELD 5073
                       ATTN CRYSTAL MORRIS S-003-S60
                       PRINCIPAL FINANCIAL GROUP
                       DES MOINES, IA 50392-0480
              674      PRINCIPAL TRUST FOR LIFE INS                                    6.3
                       BENEFITS FOR EE'S - RETIRED 5016
                       ATTN CRYSTAL MORRIS S-003-S60
                       PRINCIPAL FINANCIAL GROUP
                       DES MOINES, IA 50392-0480
              674      PRINCIPAL TRUST FOR HEALTH                                      9.9
                       BENEFITS FOR IND FIELD - RETIRED 5025
                       ATTN CRYSTAL MORRIS S-003-S60
                       PRINCIPAL FINANCIAL GROUP
                       DES MOINES, IA 50392-0480
              674      THE PRINCIPAL TRUST FOR POST-                                  62.2
                       RETIREMENT MEDICAL BENEFITS
                       RETIRED EE 5072
                       ATTN CRYSTAL MORRIS S-003-S60
                       PRINCIPAL FINANCIAL GROUP
                       DES MOINES, IA 50392-0480
              690      Delaware Charter Guarantee & Trust                             17.6
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              690      Delaware Charter Guarantee & Trust                             82.3
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              691      Delaware Charter Guarantee & Trust                             99.4
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              692      Delaware Charter Guarantee & Trust                             99.4
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              693      DELAWARE CHARTER GUAR & TRUST                                  51.8
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN:  RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA
                       50392
              693      Delaware Charter Guarantee & Trust                             18.7
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              693      Delaware Charter Guarantee & Trust                             12.5
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              693      J Moorhouse & R Stine TTEE                                     10.1
                       FBO Bakersfield Californian NQ Pl  . Trustees
                       PO Box 81075
                       Bakersfield, CA
                       93380
              693      BANKERS TRUST COMPANY E675                                      6.1
                       FBO NQ EXCESS PLAN OF HICKORY FARMS
                       ANJI RAINEY
                       665 LOCUST ST
                       DES MOINES, IA
                       50304-0897
              697      Delaware Charter Guarantee & Trust                             23.4
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              697      Delta Dental Plan of Oklahoma                                  25.3
                       FBO Stephanie Elliot
                       16 NW 63rd ST
                       Oklahoma City, OK
                       73116
              699      LIFETIME 2010 FUND                                             13.1
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              699      LIFETIME 2020 FUND                                             30.5
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              699      LIFETIME 2040 FUND                                             13.7
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              699      LIFETIME 2050 FUND                                              6.9
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              699      LIFETIME 2030 FUND                                             31.4
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              700      Delaware Charter Guarantee & Trust                            99.9
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              701      Delaware Charter Guarantee & Trust                             100.0
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              702      Delaware Charter Guarantee & Trust                             12.2
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              702      Delaware Charter Guarantee & Trust                             86.6
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              703      DELAWARE CHARTER GUAR & TRUST                                  50.3
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN:  RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA
                       50392
              703      Delaware Charter Guarantee & Trust                             40.6
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              704      LIFETIME 2010 FUND                                             10.7
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              704      LIFETIME 2020 FUND                                             23.4
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              704      LIFETIME 2040 FUND                                             10.6
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              704      LIFETIME 2050 FUND
                       ATTN JAMIE SCRIGNOLI N-002-E20                                  5.3
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              704      LIFETIME 2030 FUND                                             23.6
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              704      THE PRINCIPAL TRUST FOR POST-                                  14.6
                       RETIREMENT MEDICAL BENEFITS
                       RETIRED EE 5072
                       ATTN CRYSTAL MORRIS S-003-S60
                       PRINCIPAL FINANCIAL GROUP
                       DES MOINES, IA 50392-0480
              710      Delaware Charter Guarantee & Trust                             16.2
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              710      Delaware Charter Guarantee & Trust                             83.6
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              711      Delaware Charter Guarantee & Trust                             10.9
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              711      Delaware Charter Guarantee & Trust                             68.9
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              711      Bankers Trust Company NA                                        6.8
                       FBO Delora Williams
                       665 Locust
                       Des Moines, IA 50304
              711      Principal Trust Company                                         5.9
                       FBO Susan Saggione
                       1013 Centre Rd
                       Wilmington, DE 19805
              712      Trustar                                                        12.6
                       FBO The Church Of God
                       403(b) Pension Plan --
                       Growth & Income
                       P.O. Box 8963
                       Wilmington, DE 19899
              712      Delaware Charter Guarantee & Trust                              9.4
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              712      Delaware Charter Guarantee & Trust                             69.9
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              713      DELAWARE CHARTER GUAR & TRUST                                   6.2
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN:  RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              713      Delaware Charter Guarantee & Trust                             16.3
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              713      Delaware Charter Guarantee & Trust                             72.1
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              714      PERSHING LLC                                                   23.0
                       P. O. BOX 2052
                       JERSEY CITY, NJ
                       07303-9998
              714      PERSHING LLC                                                   33.9
                       P. O. BOX 2052
                       JERSEY CITY, NJ
                       07303-9998
              720      Delaware Charter Guarantee & Trust                             14.4
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              720      Delaware Charter Guarantee & Trust                             85.5
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              721      Delaware Charter Guarantee & Trust                             32.4
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              722      Delaware Charter Guarantee & Trust                             24.2
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              722      Delaware Charter Guarantee & Trust                             66.2
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              723      DELAWARE CHARTER GUAR & TRUST                                  22.9
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN:  RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA
                       50392
              723      WELLS FARGO TRUST COMPANY TRUSTEE                              20.1
                       FBO WORLD INSURANCE EXECUTIVE SERP
                       PLN  ATTN DEANNA SWERTZIC
                       1919 DOUGLAS ST
                       OMAHA, NE
                       68102-1317
              723      Delaware Charter Guarantee & Trust                             49.1
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              724      LIFETIME 2010 FUND                                              9.8
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              724      LIFETIME 2020 FUND                                             21.3
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              724      LIFETIME 2040 FUND                                              9.4
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA
                       50392-0200
              724      LIFETIME 2030 FUND                                             21.5
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA 50392-0200
              724      THE PRINCIPAL TRUST FOR POST-                                  19.1
                       RETIREMENT MEDICAL BENEFITS
                       RETIRED EE 5072
                       ATTN CRYSTAL MORRIS S-003-S60
                       PRINCIPAL FINANCIAL GROUP
                       DES MOINES, IA 50392-0480
              740      Delaware Charter Guarantee & Trust                             97.8
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              741      Delaware Charter Guarantee & Trust                             75.9
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              741      Bankers Trust Company NA                                       22.1
                       FBO Delora Williams
                       665 Locust
                       Des Moines, IA 50304
              742      Delaware Charter Guarantee & Trust                             94.2
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              743      DELAWARE CHARTER GUAR & TRUST                                  29.7
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN:  RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              743      Delaware Charter Guarantee & Trust                             56.6
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              780      Delaware Charter Guarantee & Trust                             94.9
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              781      Bankers Trust Company NA                                       69.3
                       FBO Delora Williams
                       665 Locust
                       Des Moines, IA 50304
              781      Wachovia Bank NA                                               23.3
                       FBO Kewaunee Scientific Corp Exec Def
                       Plan
                       Tanya Whitaker One West Fourth Stre
                       Winston-Salem, NC 27150
              782      DELAWARE CHARTER GUAR & TRUST                                  22.4
                       FBO PRINCIPAL ADVANTAGE TRUST
                       ATTN:  RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              782      Delaware Charter Guarantee & Trust                             57.1
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              783      DELAWARE CHARTER GUAR & TRUST                                   9.1
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN:  RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              783      INSURANCE SERVICES OFFICE, INC TTEE                             7.9
                       ISO SUPPLEMENTAL EXEC SAVING PLAN
                       545 WASHINGTON BLVD
                       JERSEY CITY, NJ  07310-1607
              783      Trustar                                                        10.0
                       FBO SOUTHWIRE BALANCED FUND
                       RETIREMENT PLAN
                       PO BOX 8963
                       WILMINGTON, DE 19899-8963
              783      Delaware Charter Guarantee & Trust                             40.4
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              783      PRINCIPAL TRUST COMPANY NA TTEE                                 7.3
                       ATTN SUSAN SAGGIONE
                       FBO PRIORITY HLTH SUPPL EX DEF PLN
                       C/O DEBORAH PHILLIPS
                       1231 E BELTLINE AVE NE
                       GRAND RAPIDS, MI 49525-7024
              784      LIFETIME 2010 FUND                                             47.2
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA 50392-0200
              784      LIFETIME STRATEGIC INCOME FUND                                 52.7
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA  50392-0200
              820      Delaware Charter Guarantee & Trust                             94.2
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              821      Delaware Charter Guarantee & Trust                             96.6
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              822      Delaware Charter Guarantee & Trust                              6.3
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              822      Delaware Charter Guarantee & Trust                             93.4
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              823      Delaware Charter Guarantee & Trust                             95.3
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              824      PRINCIPAL LIFE INSURANCE CO                                    99.9
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA
                       50392
              830      Delaware Charter Guarantee & Trust                              6.7
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              830      Delaware Charter Guarantee & Trust                             92.3
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              831      Delaware Charter Guarantee & Trust                              7.6
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              831      Delaware Charter Guarantee & Trust                             87.2
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              832      Delaware Charter Guarantee & Trust                             12.8
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              832      Delaware Charter Guarantee & Trust                             86.6
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              833      Delaware Charter Guarantee & Trust                             12.1
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              833      Delaware Charter Guarantee & Trust                             84.4
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              834      PRINCIPAL LIFE INSURANCE CO                                    100.0
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              850      Delaware Charter Guarantee & Trust                              5.4
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              850      Delaware Charter Guarantee & Trust                             94.0
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              851      Delaware Charter Guarantee & Trust                             95.2
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              852      Delaware Charter Guarantee & Trust                             11.9
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              852      Delaware Charter Guarantee & Trust                             87.8
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              853      Delaware Charter Guarantee & Trust                             11.1
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              853      Delaware Charter Guarantee & Trust                             81.9
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              854      PRINCIPAL LIFE INSURANCE CO                                    87.5
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              870      Delaware Charter Guarantee & Trust                              9.0
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              870      Delaware Charter Guarantee & Trust                             89.7
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              871      Delaware Charter Guarantee & Trust                              5.3
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              871      Delaware Charter Guarantee & Trust                             89.4
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              872      Delaware Charter Guarantee & Trust                             10.6
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              872      Delaware Charter Guarantee & Trust                             89.2
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              873      DELAWARE CHARTER GUAR & TRUST                                  18.1
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN:  RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              873      Delaware Charter Guarantee & Trust                             75.7
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              911      Delaware Charter Guarantee & Trust                             13.7
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              911      Delaware Charter Guarantee & Trust                             86.0
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              912      Delaware Charter Guarantee & Trust                              5.0
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              912      Delaware Charter Guarantee & Trust                             92.8
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              913      Delaware Charter Guarantee & Trust                             11.8
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              913      Delaware Charter Guarantee & Trust                             84.2
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              914      Delaware Charter Guarantee & Trust                             94.7
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              915      PRINCIPAL LIFE INSURANCE CO                                    90.8
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              930      Delaware Charter Guarantee & Trust                             16.6
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              930      Delaware Charter Guarantee & Trust                             83.3
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              931      Delaware Charter Guarantee & Trust                             41.7
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              931      Delaware Charter Guarantee & Trust                             56.7
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              932      Trustar                                                         6.1
                       FBO The Church Of God 403(b) Pension Plan --
                       Agressive Growth
                       P.O. Box 8963 Wilmington, DE 19899
              932      Trustar                                                        15.5
                       FBO The Church Of God 403(b) Pension Plan --
                       Growth & Income
                       P.O. Box 8963 Wilmington, DE 19899
              932      Delaware Charter Guarantee & Trust                             11.4
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              932      Delaware Charter Guarantee & Trust                             58.0
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              933      DELAWARE CHARTER GUAR & TRUST                                   7.3
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN:  RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              933      Delaware Charter Guarantee & Trust                             30.4
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              933      Delaware Charter Guarantee & Trust                             51.3
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              934      LIFETIME 2010 FUND                                             17.0
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA 50392-0200
              934      LIFETIME 2020 FUND                                             18.5
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA 50392-0200
              934      LIFETIME STRATEGIC INCOME FUND                                 11.0
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA 50392-0200
              934      LIFETIME 2030 FUND                                             13.4
                       ATTN JAMIE SCRIGNOLI N-002-E20
                       MUTUAL FUND ACCOUNTING
                       711 HIGH STREET
                       DES MOINES, IA 50392-0200
              934      PRINCIPAL LIFE INSURANCE CO                                    34.4
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN: RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              940      Delaware Charter Guarantee & Trust                             95.5
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              941      Delaware Charter Guarantee & Trust                             18.8
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              942      Delaware Charter Guarantee & Trust                              6.5
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              942      Delaware Charter Guarantee & Trust                             92.8
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              943      Delaware Charter Guarantee & Trust                             10.4
                       FBO Various Non-Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              943      Delaware Charter Guarantee & Trust                             77.3
                       FBO Various Qualified Plans
                       FBO PRINCIPAL FINANCIAL GROUP
                       ATTN RIS NPIO TRADE DESK
                       711 HIGH STREET
                       DES MOINES, IA 50392
              944      THE PRINCIPAL TRUST FOR POST-                                  12.3
                       RETIREMENT MEDICAL BENEFITS
                       RETIRED IND FIELD 5073
                       ATTN CRYSTAL MORRIS S-003-S60
                       PRINCIPAL FINANCIAL GROUP
                       DES MOINES, IA 50392-0480
              944      PRINCIPAL TRUST FOR LIFE INS                                    6.2
                       BENEFITS FOR EE'S - RETIRED 5016
                       ATTN CRYSTAL MORRIS S-003-S60
                       PRINCIPAL FINANCIAL GROUP
                       DES MOINES, IA 50392-0480
              944      PRINCIPAL TRUST FOR HEALTH                                      9.8
                       BENEFITS FOR IND FIELD - RETIRED 5025
                       ATTN CRYSTAL MORRIS S-003-S60
                       PRINCIPAL FINANCIAL GROUP
                       DES MOINES, IA 50392-0480
              944      THE PRINCIPAL TRUST FOR POST-                                  62.3
                       RETIREMENT MEDICAL BENEFITS
                       RETIRED EE 5072
                       ATTN CRYSTAL MORRIS S-003-S60
                       PRINCIPAL FINANCIAL GROUP
                       DES MOINES, IA 50392-0480

                      PRINCIPAL CASH MANAGEMENT FUND, INC.
                                 680 8th Street
                           Des Moines, Iowa 50392-0200


                                 April 18, 2005

Dear Shareholder:

         A special meeting of shareholders of the Principal Cash Management Fund, Inc. will be held at 2:00 p.m., Central Daylight Time, on June 16, 2005, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200, to consider a proposed reorganization providing for the combination of the Principal Cash Management Fund, Inc. (the "Acquired Fund"), one of the separate funds commonly and collectively known as the Principal Mutual Funds ("PMF"), into the Money Market Fund (the "Acquiring Fund"), a separate series of Principal Investors Fund, Inc. ("PIF") (the "Combination"). The Combination is described in detail in the enclosed Proxy Statement/Prospectus.

         The Combination is part of a larger proposed reorganization providing for the combination of each of the PMF funds into corresponding separate series of PIF (the "Reorganization"). The Board of Directors of each of the PMF funds has unanimously approved the Reorganization. All the PMF and PIF funds are sponsored by Principal Life Insurance Company and have the same investment advisor, Principal Management Corporation. The Board of each of the PMF funds believes the Reorganization will address the persistent distribution issues of the PMF funds by combining them into the PIF funds, which are experiencing significant net sales. Combining the PMF funds into PIF is intended to create a larger fund family that is expected to achieve economies of scale and operate with greater efficiency and lower overall costs.

         The Board of the Acquired Fund believes that the Combination of the Acquired and Acquiring Funds will also benefit you for other reasons. Both Funds are money market funds that have substantially similar investment objectives and strategies. The Acquiring Fund has a lower management fee and is expected to have lower overall expenses than the Acquired Fund, and the Acquiring Fund has generally performed better than the Acquired Fund during the period in which both have been operational. Combining the Funds will not result in any dilution of the interests of existing shareholders of the Acquired Fund.

         Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus, and a proxy ballot for the shares of the Acquired Fund owned by you as of March 23, 2005, the record date for the meeting. Please read these materials carefully. In order for your shares to be voted at the meeting, you are urged promptly to complete and mail your proxy ballot(s) in the enclosed postage-paid envelope, allowing sufficient time for its receipt by June 15, 2005.

         We appreciate your taking the time to respond to this important matter. Your vote is important. If you have any questions regarding the Combination or need additional information, please call us toll-free at 1-800-________.

                                  Sincerely,

                                  /s/ RALPH C. EUCHER
                                  Ralph C. Eucher
                                  President and Chief Executive Officer

                      PRINCIPAL CASH MANAGEMENT FUND, INC.
                                 680 8th Street
                           Des Moines, Iowa 50392-0200

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 16, 2005

To the Shareholders of the Principal Cash Management Fund, Inc.:

         Notice is hereby given that a Special Meeting of the Shareholders (the "Meeting") of the Principal Cash Management Fund, Inc. will be held at 2:00 p.m., Central Daylight Time, on June 16, 2005, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200. The Meeting is being held to consider and vote on the following proposals as well as any other business that may properly come before the meeting or any adjournment thereof:

Proposal 1      Approval of Agreement and Plan of  Reorganization  providing for the combination of the Principal Cash Management Fund, Inc. (the
                "Acquired Fund") into the Money Market Fund (the "Acquiring
                Fund"), a separate series of Principal Investors Fund, Inc.

Proposal 2      Election of the Board of Directors of the Principal Cash
                Management Fund, Inc. The Board of Directors of the Principal
                Cash Management Fund, Inc. recommends that shareholders vote FOR
                Proposal 1 and FOR the election of all nominees for Director.

         Approval of the Proposal 1 will require the affirmative vote of the holders of at least a "Majority of the Outstanding Voting Securities" (as defined in the accompanying Proxy Statement/Prospectus) of the Acquired Fund. To be elected a Director of the Principal Cash Management Fund, Inc., a nominee must receive the affirmative vote of the holders of a plurality of the shares of the Fund voted in the election of Directors at the meeting.

         Each shareholder of record at the close of business on March 23, 2005 is entitled to receive notice of and to vote at the meeting.

         Please read the attached Proxy Statement/Prospectus.

                                By order of the Boards of Directors

                                /s/ A. S. FILEAN
                                A. S. Filean
                                Senior Vice President and Secretary

April 18, 2005
Des Moines, Iowa.

  Principal Cash Management Fund, Inc.           Principal Investors Fund, Inc.
             680 8th Street                              680 8th Street
       Des Moines, Iowa 50392-0200                Des Moines, Iowa 50392-0200
                           -------------------------

                           PROXY STATEMENT/PROSPECTUS

 Relating to the Acquisition of All the Assets, Subject to All the Liabilities,
       of the Principal Cash Management Fund, Inc., by and in Exchange for Class A and Class B Shares of the Money Market Fund, a Separate Series
                        of Principal Investors Fund, Inc.

         This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors of the Principal Cash Management Fund, Inc. (the "Acquired Fund"), of proxies to be used at a Special Meeting of Shareholders of the Acquired Fund to be held at 2:00 p.m., Central Daylight Time on June 16, 2005 at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200 (the "Meeting"). This Proxy Statement/Prospectus is first being mailed to shareholders on or about April 18, 2005.

         At the Meeting, shareholders of the Acquired Fund will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") providing for the combination of the Acquired Fund, one of the separate funds commonly and collectively known as the Principal Mutual Funds ("PMF"), into the Money Market Fund (the "Acquiring Fund"), a separate series of Principal Investors Fund, Inc. ("PIF") (the "Combination"). Under the Plan, (i) all the assets, subject to all of the liabilities, of the Acquired Fund will be transferred to the Acquiring Fund in exchange for Class A and Class B shares of the Acquiring Fund; (ii) holders of Class A shares of the Acquired Fund will receive that number of Class A shares of the Acquiring Fund equal in value at the time of the exchange to the value of the holder's Class A shares of the Acquired Fund at such time; (iii) holders of Class B shares of the Acquired Fund will receive that number of Class B shares of the Acquiring Fund equal in value at the time of the exchange to the value of the holder's Class B shares of the Acquired Fund at such time; and (iv) the Acquired Fund will be liquidated and dissolved. If approved by the shareholders, the Combination is expected to become effective as of the close of regularly scheduled trading on the New York Stock Exchange on June 30, 2005. The terms and conditions of the Combination are more fully described in this Proxy Statement/Prospectus and in the Agreement and Plan of Reorganization attached hereto as Appendix A.

         This Proxy Statement/Prospectus sets forth concisely the information you should know before voting on the proposed Combination. You should retain it for future reference. The Annual and Semi-Annual Reports to Shareholders of the Acquired Fund and PIF contain additional information about the investments of, respectively, the Acquired Fund and the Acquiring Fund. Copies of these reports, which contain discussions of the market conditions and investment strategies that significantly affected such Funds during their fiscal years ended October 31, 2004, may be obtained at no charge by calling the respective toll free numbers listed below for the Acquired Fund and PIF.

         The following documents have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference into this Proxy
Statement/Prospectus:

-- The Statement of Additional Information dated April __,      Copies of the Statement of Additional Information
2005 relating to this Proxy Statement/Prospectus (the           are available at no charge by writing to PIF at the
"Statement of Additional Information").                         above address or by calling toll free at 1-800-247-4123.

--The Prospectus of the Acquired Fund dated March 1, 2005
(the "PMF Prospectus").                                          Copies of the PMF Prospectus and the PMF SAI are
                                                                 available at no charge by writing to PMF at the
--The Statement of Additional Information of the Acquired Fund   above address or by calling toll free at
dated March 1, 2005 (the "PMF SAI").                             1-800-247-4123.

         Shareholders who have questions about the Combination or this Proxy Statement/Prospectus may call toll-free at 1-800-_______.

         The Acquired Fund and PIF are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and file reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549-0102 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090). Such materials are also available on the SEC's EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to public info@sec.gov or by writing to the SEC's Public Reference Room.

         The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

         The date of this Proxy Statement/Prospectus is April 18, 2005.

                           PROXY STATEMENT/PROSPECTUS

                                Table of Contents

                                                                            Page


Introduction....................................................................
Proposal 1  Approval of Agreement and Plan of Reorganization providing for the
            Combination of the Principal Cash Management Fund, Inc. into the PIF
            Money Market Fund...................................................
Proposal 2  Election of the Board of Directors of the Principal Cash Management
            Fund, Inc...........................................................
Information About the Reorganization and the Combination........................
     Agreement and Plan of Reorganization.......................................
     Reasons for the Reorganization and the Combination.........................
     Board Consideration of the Reorganization..................................
     Description of Securities to Be Issued.....................................
     Federal Income Tax Consequences............................................
Capitalization..................................................................
Comparative Information About the Acquired and Acquiring Funds..................
     Multiple Classes of Shares.................................................
     Rule 12b-1 Fees............................................................
     Costs of Investing.........................................................
     Purchases, Redemptions and Exchanges of Shares.............................
     Frequent Trading and Market Timing (Abusive Trading Practices) ............
     Dividends and Distributions................................................
     Fundamental Investment Restrictions........................................
Voting Information..............................................................
Legal Matters...................................................................
Financial Statements............................................................
Other...........................................................................

Appendix A -  Agreement and Plan of Reorganization..............................
Appendix B -  Comparison of Fundamental Investment Restrictions.................
Appendix C -  Certain Investment Strategies and Related Risks...................
Appendix D -  Debt Security Ratings.............................................
Appendix E -  Audit and Nominating Committee Charter............................
Appendix F -  Outstanding Shares and Share Ownership............................
Appendix G -  Additional Performance Information................................

                                  INTRODUCTION

         This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors of the Principal Cash Management Fund, Inc. of proxies to be used at a Special Meeting of Shareholders of the Acquired Fund to be held at 2:00 p.m., Central Daylight Time on June 16, 2005 at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200. The purpose of the Meeting is for the shareholders of the Acquired Fund to consider the proposed reorganization providing for the Combination of the Acquired Fund into the Acquiring Fund, a separate series of PIF. Each shareholder of record of the Acquired Fund at the close of business on March 23, 2005 (the "Record Date") is entitled to one vote at the Meeting for each share (and fractional votes for fractional shares) of the Acquired Fund held.

         Principal Cash Management Fund, Inc. and PIF. The Acquired Fund is a Maryland corporation and an open-end management investment company, commonly known as a mutual fund, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As stated above, it is one of the separate funds commonly and collectively known as the Principal Mutual Funds ("PMF" or the "PMF Funds"). The shares of the Acquired Fund are offered to the public in two classes: Class A shares and Class B shares. PIF is also a Maryland corporation and an open-end management investment company registered under the 1940 Act. PIF is a "series" mutual fund and currently offers 54 separate series, or portfolios, including the Acquiring Fund (the "PIF Funds"). The shares of the Acquiring Fund are currently offered mainly to retirement plans and individual retirement accounts. In connection with the Combination, the Acquiring Fund will issue two new classes of shares, Class A shares and Class B shares, and after the Combination, will offer these new shares to the public as well as continuing to sell its current classes of shares to retirement plans and individual retirement accounts. See "Comparative Information About the Acquired and Acquiring Funds - Multiple Classes of Shares" below.

         The sponsor of the PMF Funds and of PIF is Principal Life Insurance Company ("Principal Life"), the investment advisor to the PMF Funds and PIF is Principal Management Corporation (the "Manager") and the principal underwriter for the PMF Funds and for PIF is Princor Financial Services Corporation ("Princor"). Principal Global Investors LLC ("Principal Global") is the Sub-Advisor for the Acquiring Fund. Principal Life, an insurance company organized in 1879 under the laws of Iowa, the Manager, Princor and Principal Global are indirect, wholly-owned subsidiaries of Principal Financial Group, Inc. Their address is the Principal Financial Group, Des Moines, Iowa 50392-0200.

         Investment Management. The Manager has entered into a Management Agreement with the Acquired Fund and with PIF with respect to the Acquiring Fund. In the Management Agreement, the Manager agrees to provide investment advisory services and certain corporate administrative services to the Funds. As permitted by the Management Agreement, the Manager has entered into a Sub-Advisory Agreement with Principal Global with respect to the Acquiring Fund. Under the Sub-Advisory Agreement, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for the Fund. The Sub-Advisor is compensated by the Manager, not by the Fund. Each of the Manager and Principal Global is registered as an investment adviser under the Investment Advisers Act of 1940.

         The Combination and the Reorganization. At a meeting held on February 24, 2005, the Board of Directors of the Acquired Fund, including all the Directors who are not "interested persons" (as defined in the 1940 Act) of the Acquired Fund (the "Independent Directors"), unanimously approved an Agreement and Plan of Reorganization (the "Plan") providing for the Combination of the Acquired Fund into the Acquiring Fund. The Combination is part of a larger reorganization unanimously approved by the Board of Directors of each of the PMF Funds providing for the combination of all of the PMF Funds into corresponding PIF Funds (the "Reorganization"). Combining the PMF Funds into PIF is intended to address persistent distribution issues of the PMF Funds by combining them into PIF Funds, which are experiencing significant net sales, and to create a larger family of funds sponsored by Principal Life and managed by the Manager that is expected to achieve economies of scale and operate with greater efficiency and lower overall costs. The PMF Funds and the corresponding PIF Funds into which they are proposed to be combined are identified in the Plan which is attached hereto as Appendix A. Because you are one of many shareholders who invest in the Acquired Fund but not in other PMF Funds, you are receiving this Proxy Statement/Prospectus which relates only to the Combination of the Acquired into the Acquiring Fund and not also to the combinations of other PMF Funds into other PIF Funds.

         With respect to the Combination, the Board of Directors believes that the expected advantages to shareholders outweigh any disadvantages, that the Combination will be in the best interests of shareholders, and that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Combination. Particular factors that the Board considered in approving the Combination are discussed in Proposal 1 below under "Board Consideration of the Combination." Factors that the Board considered in deciding to approve the Reorganization generally are discussed below under "Information About the Reorganization and the Combination - Board Consideration of the Reorganization."

         Election of Board of Directors of Acquired Fund. Although the Reorganization contemplates that the Acquired Fund will be combined into PIF and will thereafter no longer operate as a separate fund, it is possible that shareholders of the Acquired Fund will not approve the Reorganization and that it will consequently continue as a separate fund pending further action by its Board of Directors. The Board of Directors of the Acquired Fund has determined that, in view of such possibility and to avoid the expense of having another proxy solicitation and shareholders meeting following the Combination, the shareholders of the Acquired Fund will also be asked at the Meeting to elect the Board of Directors of the Fund. Each person who is a current Director and nominee for election to the Board of Directors of the Acquired Fund is also a Director of the other PMF Funds and of PIF. See Proposal 2 ("Election of the Board of Directors of the Principal Cash Management Fund, Inc.").

         PIF Shareholders Meeting. The Board of Directors of PIF, at a meeting held on February 24, 2005, called a meeting of shareholders of PIF for May 26, 2005 at which the shareholders of PIF will be asked to approve a number of matters (the "PIF Shareholders Meeting"). The matters relating to the Acquiring Fund include proposals to:

(i) reclassify the investment objective of the Acquiring Fund from a "fundamental" investment policy, which may not be changed without shareholder approval, to a "non-fundamental" investment policy which may be changed by the Board without shareholder approval;

(ii) amend the PIF Articles of Incorporation to permit the PIF Board of Directors, without shareholder approval: (a) to approve combinations involving the PIF Funds; (b) to liquidate the assets attributable to a PIF Fund or a class of shares thereof and terminate such Fund or class of shares; and (c) to designate a class of shares of a PIF Fund as a separate series or PIF Fund, all for purposes of facilitating future combinations of PIF Funds that the PIF Board determines are in the best interests of the affected shareholders (see "Information About the Reorganization and the Combination - Description of Securities to Be Issued");

(iii) amend the fundamental investment restriction of the Acquiring Fund with respect to borrowing to authorize the Acquiring Fund to borrow to the maximum extent permitted by the 1940 Act (see "Comparative Information About the Acquired and Acquiring Funds - Fundamental Investment Restrictions"); and

(iv) permit the Manager to select and contract with Sub-Advisors (other than Sub-Advisors affiliated with the Manager), after approval by the PIF Board but without shareholder approval, for the Acquiring Fund (the shareholders of the Acquired Fund have previously authorized such procedures with respect to the Acquired Fund).

         The impact of certain of these proposals on the Combination is discussed under Proposal 1 below. The impact of other proposals is discussed as indicated above under "Information About the Reorganization and the Combination" and "Comparative Information About the Acquired and Acquiring Funds."

                                   PROPOSAL 1

      APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE COMBINATION OF THE PRINCIPAL CASH MANAGEMENT FUND, INC.,
                         INTO THE PIF MONEY MARKET FUND

         Shareholders of the Principal Cash Management Fund, Inc. (the "Acquired Fund") are being asked to approve the Combination of that Fund into the PIF Money Market Fund (the "Acquiring Fund").

                                    Overview

         At a meeting held on February 24, 2005, the Board of Directors of the Acquired Fund, including all the Directors who are not "interested persons" (as defined in the 1940 Act) of the Acquired Fund (the "Independent Directors"), unanimously approved an Agreement and Plan of Reorganization (the "Plan") providing for the Combination of the Acquired Fund into the Acquiring Fund. Under the Plan, (i) all the assets, subject to all the liabilities, of the Acquired Fund will be transferred to the Acquiring Fund in exchange for Class A and Class B shares of the Acquiring Fund; (ii) holders of Class A shares of the Acquired Fund will receive that number of Class A shares of the Acquiring Fund equal in value at the time of the exchange to the value of the holder's Class A shares of the Acquired Fund at such time; (iii) holders of Class B shares of the Acquired Fund will receive that number of Class B shares of the Acquiring Fund equal in value at the time of the exchange to the value of the holder's Class B shares of the Acquired Fund at such time; and (iv) the Acquired Fund will be liquidated and dissolved. As a result of the Reorganization, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund. If the Combination is approved by the shareholders of the Acquired Fund, the Combination is expected to become effective as of the close of trading on the New York Stock Exchange on the closing date of the Reorganization (the "Effective Time"). The closing date of the Reorganization is currently expected to be June 30, 2005 (the "Closing Date").

         No gain or loss will be recognized by the Acquired Fund, Acquiring Fund or shareholders of the Acquired Fund for federal income tax purposes as a result of the Combination. See "Information About the Combination -- Federal Income Tax Consequences."

         The Combination will not result in any material change in the purchase, redemption and exchange procedures followed with respect to shares. See "Comparative Information About the Acquired and Acquiring Funds - Purchases, Redemptions and Exchanges of Shares."

         The expenses of the Combination are expenses of the larger Reorganization involving all the PMF Funds. Under the Plan, the first $1,000,000 of the expenses relating to the proposed Reorganization will be allocated among the PMF Funds, including the Acquired Fund, based on the ratio of the open accounts of each PMF Fund to the open accounts of all the PMF Funds as of the close of business on February 28, 2005. With certain variations not affecting the Acquired Fund, the Manager will pay 50% of the balance of the expenses relating to the Reorganization, and the remaining 50% will be allocated among the Acquired Funds in the same manner as the first $1,000,000 of expenses. See "Information About the Reorganization and the Combination - Agreement and Plan of Reorganization."

         The impact of the Combination on the Acquiring Fund is reflected in the information provided under "Capitalization" below. Completion of the Combination is not contingent on approval by shareholders of the Acquiring Fund.

                   Comparison of Acquired and Acquiring Funds


                          Principal Cash Management Fund, Inc.                    PIF Money Market Fund
                                     (Acquired Fund)                                 (Acquiring Fund)
Business             A separate fund.                                 A separate series of PIF.

Net assets as of     $322,411,124                                     $218,717,812
10/31/2004:

Investment           The Manager directly manages the Acquired Fund.  Principal Global is the Sub-Advisor to the
Sub-Advisors:                                                         Acquiring Fund.

Portfolio
Managers:            The portfolio managers for both Funds are:
                             --Tracy Reeg, Portfolio Manager, specializing in management and research for the short-term money market portfolios; and --Alice Robertson, Senior Trader and money market portfolio manager.

Investment           The Acquired Fund seeks as high a level of       The Acquiring Fund seeks as high a level of
Objectives:          income available from short-term securities as   current income as is considered consistent
                     is considered consistent with preservation of    with preservation of principal and
                     principal and maintenance of liquidity by        maintenance of liquidity.
                     investing in a portfolio of money market
                     instruments.

Main Investment      Both Funds invest in high quality, short-term money market instruments denominated in U.S.
Strategies:          dollars which are believed to present minimal credit risks.  At the time of purchase, each security is an "eligible security" as defined in regulations issued under the 1940 Act.

                     Both Funds maintain a dollar weighted average portfolio maturity of 90 days or less and generally hold investments until maturity. However, both Funds may sell a security before it matures:
                    o    to take advantage of market variations;
                    o to generate cash to cover sales of shares by fund shareholders; or
                    o    upon revised credit opinions of the security's  issuer.
                    The sale of a security by either Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. Both Funds may borrow money to cover the sale of their shares.

                     It is the policy of both Funds to be as fully invested as
                     possible to maximize current income. Securities in which
                     both Funds invest include:
                    o    securities issued or guaranteed by the U.S. government,
                         including treasury bills, notes and bonds;
                    o    securities   issued  or   guaranteed   by  agencies  or
                         instrumentalities  of the U.S.  government.  These  are
                         backed  either by the full faith and credit of the U.S.
                         government or by the credit of the particular agency or
                         instrumentality;
                    o    bank  obligations,  including  certificates  of deposit
                         which  generally are  negotiable  certificates  against
                         funds   deposited  in  a  commercial  bank  or  bankers
                         acceptances which are time drafts drawn on a commercial
                         bank,   usually  in   connection   with   international
                         commercial transactions;
                    o    commercial  paper which is short-term  promissory notes
                         issued by U.S.  or foreign  corporations  primarily  to
                         finance short-term credit needs;
                    o    corporate debt consisting of notes, bonds or debentures
                         which at the time of purchase by the Funds has 397 days
                         or less remaining to maturity;
                    o    repurchase   agreements   under  which  securities  are
                         purchased with an agreement by the seller to repurchase
                         the  security  at the same  price  plus  interest  at a
                         specified  rate.  Generally these have a short maturity
                         (less than a week) but may also have a longer maturity;
                         and
                    o    taxable  municipal  obligations  which  are  short-term
                         obligations issued or guaranteed by state and municipal
                         issuers which generate taxable income.

                     Among the certificates of deposit typically held by both
                     Funds are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks.

Fundamental          Each of the Funds is subject to "fundamental"  investment restrictions which may not be
Investment           changed without the approval of the shareholders of the Fund.   These fundamental restrictions
Restrictions:        deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or
                     concentration of investments and short sales of securities.
                     For a comparison of the fundamental restrictions of the
                     Funds, see Appendix B to this Proxy Statement/Prospectus.
                     See also "Comparative Information About the Acquired and
                     Acquiring Funds - Fundamental Investment Restrictions."

Temporary            For temporary defensive purposes in times of unusual or adverse market
Defensive            conditions, both Funds may invest without limit in cash and cash
Investing:           equivalents (which include bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes that are floating rate debt
                     instruments without a fixed maturity). In addition, both
                     Funds may purchase U.S. government securities, preferred
                     stocks and debt securities, whether or not convertible into or carrying rights for common stock. In taking such
                     defensive measures, either Fund may fail to achieve its
                     investment objective.

         Because both of the Acquired and Acquiring Funds are money market funds that seek as high a level of current income as is considered consistent with a preservation of principal and maintenance of liquidity by investing in high quality, short-term money market instruments, they have substantially the same investment objectives and strategies.

         Additional information about the investment policies and strategies of the Funds and the types of securities in which they can invest is set forth in Appendix C to this Proxy Statement/Prospectus and, with respect to the Acquired and Acquiring Funds, respectively, in the PMF SAI and the Statement of Additional Information.

         For an explanation of debt security ratings, see Appendix D to this Proxy Statement/Prospectus.

         The investment objectives of the Acquired and Acquiring Funds are fundamental investment restrictions which may not be changed without shareholder approval. However, the Board of Directors of PIF has approved a proposal to reclassify the investment objectives of all the PIF Funds as non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval. This proposal will be submitted for approval by the shareholders of the Acquiring Fund at the PIF Shareholders Meeting.

         For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         Fees and Expenses of the Funds

Shareholder Fees (fees paid directly from your investment)

         The following is a summary of the fees and expenses you may pay if you buy and hold shares of the Funds. These fees and expenses are more fully described under "Comparative Information About the Acquired and Acquiring Funds
- Costs of Investing," below.

                                                                Principal Cash Management     PIF Money Market Fund
                                                                          Fund                  (Acquiring Fund)
                                                                     (Acquired Fund)

                                                                  Class A       Class B       Class A      Class B
                                                                  -------       -------       -------      -------
Maximum sales charge imposed on purchases
(as a % of offering price):                                        None           None         None          None

Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge):                           0.75%(1)       4.00%(2)     0.75%(1)      4.00%(2)

Redemption or Exchange Fee (as a % of amount                       None           None         None          None
redeemed/exchanged):

------------------
(1) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(2)  CDSCs are reduced after 12 months and eliminated after 6 years.

Fees and Expenses as a % of average daily net assets

         The following table shows: (a) the ratio of expenses to average net assets of the Acquired Fund (Class A and Class B shares) for the fiscal year ended October 31, 2004, and (b) the estimated ratio of expenses to average net assets of the Acquiring Fund (Class A and Class B shares) for the year ending October 31, 2005. The Class A and Class B shares of the Acquiring Fund are new share classes which the Acquiring Fund does not intend to sell prior to the Effective Date.

                         Annual Fund Operating Expenses

                                                              Management      12b-1        Other       Total Fund
                                                                 Fees          Fees      Expenses       Operating
                                                                                                        Expenses
Principal Cash Management Fund                  Class A         0.44%          None        0.24%          0.68%
(Acquired Fund)                                 Class B         0.44%         0.22%        0.30%          0.96%*

PIF Money Market Fund                           Class A         0.40%          None        0.23%          0.63%
(Acquiring Fund)                                Class B         0.40%         0.22%        0.30%          0.92%

-------------
* The Manager voluntarily agreed to limit the Acquired Fund's expenses and, if necessary, pay expenses normally payable by that Fund through the period ended October 31, 2004. If such expense limit were reflected in the table, the Acquired Fund's "Total Fund Operating Expenses" would be 0.89% for Class B shares.


Examples: The following examples are intended to help you compare the costs of investing in Class A or Class B shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular Fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expenses of the Acquired or Acquiring Fund. Actual expenses may be greater or less than those shown.

                                                                  1 Year        3 Years       5 Years      10 Years
If you sell your shares at the end of the period:
Principal Cash Management Fund                Class A               $69           $218         $379          $847
(Acquired Fund)                               Class B              $514           $644         $775         $1,062

PIF Money Market Fund                         Class A               $64           $202         $351          $786
(Acquiring Fund)                              Class B              $510           $632         $754         $1,010

If you do not sell your shares at the end of the period:
Principal Cash Management Fund                Class A               $69           $218         $379          $847
(Acquired Fund)                               Class B               $98           $306         $531         $1,062

PIF Money Market Fund                         Class A               $64           $202         $351          $786
(Acquiring Fund)                              Class B               $94           $293         $509         $1,010


Investment Management Fees/Sub-Advisory Arrangements

         Each of the Acquired Fund and the Acquiring Fund pays the Manager an investment management fee which is calculated as a percentage of each Fund's average daily net assets pursuant to the following fee schedule:

                                                         PIF Money Market Fund
 Principal Cash Management Fund (Acquired Fund)             (Acquiring Fund)

        0.50% of the first $100 million;            0.40% of the first 500 million;
        0.45% of the next $100 million;             0.39% of the next $500 million;
        0.40% of the next $100 million;           0.38% of the next $500 million; and
      0.35% of the next $100 million; and        0.37% of the excess over $1.5 billion
     0.30% of the excess over $400 million of          of average daily net assets.
           average daily net assets.

         The Manager directly manages the Acquired Fund. Principal Global, the Sub-Advisor to the Acquiring Fund, is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. Its principal offices are located at 801 Grand Avenue, Des Moines, Iowa 50392. For its services to the Acquiring Fund, the Sub-Advisor is paid a fee by the Manager, and not by the Fund.

         At the PIF Shareholders Meeting, shareholders of the Acquiring Fund will be asked to approve a proposal that will permit the Manager, pursuant to an SEC order, to select and contract with Sub-Advisors to the Acquiring Fund (other than Sub-Advisors affiliated with the Manager) after approval by the PIF Board of Directors but without shareholder approval. If approved by shareholders of the Acquiring Fund, the proposal will not be implemented until the PIF Board determines to manage the Acquiring Fund in reliance on the SEC order. The shareholders of the Acquired Fund have previously approved granting the Manager comparable authority to select and contract with Sub-Advisors to the Acquired Fund (other than Sub-Advisors affiliated with the Manager) after approval by the Board of Directors of the Acquired Fund but without shareholder approval.


                    Comparison of Principal Investment Risks

         In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both of the Acquired and Acquiring Funds are money market funds that seek as high a level of current income as is considered consistent with a preservation of principal and maintenance of liquidity by investing in high quality, short-term money market instruments, they have substantially the same risks. The main risks include:

Market                  As with all mutual funds, the value of each Fund's assets may rise or fall.  Although both
Risk:                   Funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Funds. Any investment in the
                        Funds is not guaranteed by the Federal Deposit Insurance
                        Corporation or any other government agency.

Credit Risk:            Credit risk pertains to the issuer's ability to make scheduled principal or interest payments.  This may reduce either Fund's stream of income and decrease its yield.

Interest                The value of both Funds' shares are directly
Risk Rate:              impacted by trends in interest rates. If interest rates
                        rise, the value of debt securities generally will fall.

Repurchase              Both Funds may invest in repurchase agreements with commercial banks,
Agreements              brokers and dealers considered by the Manager for the Acquired
Risk:                   Fund or the Sub-Advisor for the Acquiring Fund to
                        be creditworthy. Default or insolvency of the other party
                        is a potential risk to both Funds.

U.S.                    Both Funds may invest in securities issued by
Government              government-sponsored enterprises. Although the issuing agency,
Security Risk:          instrumentality or corporation may be chartered or sponsored by the U.S.
                        government, its securities are neither issued nor guaranteed by the U.S. Treasury.

Eurodollar and          Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such
Yankee Obligations      as income risk and credit risk.  Other risks of Eurodollar and Yankee obligations include the
Risk:                   possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may
                        not be subject to the same regulations as U.S. banks, and
                        adverse political or economic developments will affect
                        investments in a foreign country.

         The risks of investing in the Acquiring Fund are more fully described in the Statement of Additional Information. The risks of investing in the Acquired Fund are more fully described in the PMF Prospectus and the PMF SAI.

                                   Performance

         The following table shows, for the indicated periods ended December 31, 2004, (i) the annual total return of the Class A and Class B shares of the Acquired Fund and (ii) the annual total return of the Institutional Class shares of the Acquiring Fund adjusted to reflect the expenses of the new Class A and Class B share classes of the Acquiring Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. The Class A and Class B shares of the Acquiring Fund will not become operational until the Effective Time of the Reorganization and will assume for periods prior to that time the historical performance of the Institutional Class shares adjusted to reflect the expenses of the new share classes.

Average Annual Total Returns (%) for periods ended December 31, 2004

                                                             Past       Past      Past 10     Life of     Inception
                                                            1 Year     5 Years     Years       Fund         Date
Principal Cash Management Fund (Acquired Fund)
Class A                                                      0.74%      2.39%      3.71%        N/A      03/02/1983

Class B                                                      0.56%      1.91%      3.18%        N/A      12/09/1994

PIF Money Market Fund (Acquiring Fund)
Institutional Class                                                                                      03/01/2001
--Class A                                                    0.78%       N/A        N/A        1.43%

--Class B                                                    0.49%       N/A        N/A        1.13%


                     Board Consideration of the Combination

         The Acquired Fund's Board of Directors unanimously recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund. Various factors considered by the Acquired Fund's Board of Directors in approving the larger Reorganization of all the PMF Funds into PIF at its February 24, 2005, meeting are described below under "Information About the Reorganization and the Combination - Board Consideration of the Reorganization."

         Particular factors considered by the Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

--The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

--It is in the best interests of the Acquired Fund to be a part of a fund family, and shareholders would likely be harmed if the Acquired Fund did not participate in the Combination (and the Reorganization);

--The differences between the fundamental investment restrictions of the two Funds reflect the Acquired Fund's having adopted restrictions that reflect state securities law requirements that are no longer applicable and other differences that the Board does not believe are material in light of the other benefits of the Combination;

--Principal Global, as the Sub-Advisor to the Acquiring Fund, may be expected to provide at least the same quality of investment advisory services and personnel (the Funds currently have some of the same portfolio managers) as have been provided by the Manager as the Advisor to the Acquired Fund;

--The Acquiring Fund has a lower investment management fee and is expected to have lower overall expense ratios than the Acquired Fund; the Board considered the higher breakpoints and fees at breakpoints in the Management Agreement with the Acquiring Fund to be a negative factor but believed that this factor was outweighed by the slow rate of the Acquired Fund's asset growth, which meant there was small likelihood of its reaching a breakpoint any time soon, the prospects of the Acquiring Fund for a higher rate of asset growth and the other expected benefits of the Combination;

--The Acquiring Fund has been operational for a shorter period than the Acquired Fund, but during their common period of existence has performed somewhat better than the Acquired Fund; and

--The Combination will result in a combined Fund which will have a larger asset base and may be expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.


                                   PROPOSAL 2

                       ELECTION OF THE BOARD OF DIRECTORS
                   OF THE PRINCIPAL CASH MANAGEMENT FUND, INC.

          Shareholders of the Principal Cash Management Fund, Inc. are being ask to elect its Board of Directors. For convenience, references under this Proposal to the "Fund" are to the Principal Cash Management Fund, Inc.

          The Board has set the number of Directors at nine. Each Director will serve until the next meeting of shareholders or until a successor is elected and qualified. Unless you do not authorize it, your proxy ballot will be voted in favor of the nine nominees listed below. All of the nominees currently serve as Directors.

         Each nominee has agreed to be named in this Proxy Statement/Prospectus and to serve if elected. The Board has no reason to believe that any of the nominees will become unavailable for election as a Director. However, if that should occur before the meeting, your proxy ballot will be voted for the individuals recommended by the Board to fill the vacancies. The following table presents certain information regarding the current Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those nominees who are "interested persons" (as defined in the 1940 Act) of the Fund (the "Interested Directors") and those nominees who are not interested persons of the Fund (the "Independent Directors"). All Directors serve as directors for each of the 24 investment companies (with a total of 106 portfolios as of December 31, 2004) sponsored by Principal Life: the PMF Funds, including the Fund, PIF and Principal Variable Contracts Fund, Inc. ("PVC") (collectively, the "Fund Complex").

                                  Independent Directors

Name, Address                Position(s) Held with the     Principal Occupation(s) During the    Other
and Age                      Fund                          Past 5 Years                          Directorships Held
Elizabeth Ballantine         Director (since 2004),        Principal, EBA Associates             The McClatchy
1113 Basil Road              Member of Audit and           (consulting and investments)          Company
McLean, VA                   Nominating Committee
Age: 56

James D. Davis               Director (since 1993),        Retired.  Formerly, Vice President,   None
4940 Center Court            Member of Audit and           Deere & Company (machinery and
Bettendorf, IA               Nominating Committee          equipment)
Age: 71

Richard W. Gilbert           Director (since 2000),        President, Gilbert Communications,    Calamos Asset
5040 Arbor Lane, #302        Member of Audit and           Inc. (management advisory services)   Management, Inc.
Northfield, IL               Nominating Committee
Age: 64

Mark A. Grimmett             Director (since 2004),        Executive Vice President and CFO,     None
6310 Deerfield Avenue        Member of Audit and           since 2000, and prior thereto, Vice
San Gabriel, CA              Nominating Committee          President and CFO, Merle Norman
Age: 44                                                    Cosmetics, Inc. (manufactures and
                                                           distributes skin care and color
                                                           cosmetic products)

William C. Kimball           Director (since 1999),        Retired. Formerly, Chairman and       Casey's General
3094 104th                   Member of Audit and           CEO, Medicap Pharmacies Inc. (chain   Stores, Inc.
Urbandale, IA                Nominating Committee          of retail pharmacies)
Age: 57

Barbara A. Lukavsky          Director (since 1993),        President and CEO, Barbican           None
100 Market Street            Member of Audit and           Enterprises, Inc. (holding company
Des Moines, IA 50309         Nominating Committee,         for franchises in the cosmetics
Age: 64                      Member of Executive           industry)
                             Committee

                      Interested Directors

Name, Address and Age          Position(s) Held with the   Positions with the Manager and Its    Other
                               Fund                        Affiliates; Principal Occupation(s)   Directorships Held
                                                           During the Past 5 Years
John E. Aschenbrenner          Director (since 1998)       Director, the Manager and Princor     None
711 High Street                                            since 1998.  President, Insurance
Des Moines, Iowa 50392                                     and Financial Services, Principal
Age: 55                                                    Financial Group, Inc., since 2003.
                                                           Executive Vice President,
                                                           2000-2003, and prior thereto,
                                                           Senior Vice President, Principal
                                                           Life

Ralph C. Eucher                Director, President and     Director, President and Chief         None
711 High Street                Chief Executive Officer,    Executive Officer, the Manager and
Des Moines, Iowa 50392         Member of Executive         Princor since 1999.  Senior Vice
Age: 52                        Committee (since 1999)      President, since 2002, Vice
                                                           President, 1999-2002, and prior
                                                           thereto, Second Vice President,
                                                           Principal Life

Larry D. Zimpleman             Director, Chairman of the   Chairman and Director, the Manager    None
711 High Street                Board, Member of            and Princor since 2001.  President,
Des Moines, Iowa 50392         Executive Committee         Retirement and Investor Services,
Age: 53                        (since 2001)                Principal Financial Group, since
                                                           2003. Executive Vice
                                                           President, 2001-2003,
                                                           and prior thereto,
                                                           Senior Vice
                                                           President, Principal
                                                           Life

         During the last fiscal year of the Fund, the Board of Directors held seven meetings. Each of the Directors of the Fund attended 100% of the meetings of the Board and of the committees of which the Director was a member, except for two Directors who attended at least 85% of such meetings.

         Correspondence intended for the Board or for an individual Director may be sent to the attention of the Board or the individual Director at 680 8th Street, Des Moines, Iowa 50392-0200. All communications addressed to the Board or to an individual Director received by the Fund are forwarded to the full Board or to the individual Director.

Officers of the Fund

         The following table presents certain information regarding the current officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors.


                                         Officers
                    Position(s) Held Principal Occupation(s)
             Name, Address               with the Fund             During the Past 5 Years
              and Age

     Craig L Bassett                     Treasurer (since 1993)    Vice President and Treasurer, Principal Life
     711 High Street
     Des Moines, Iowa 50392
     Age: 52

     Michael J. Beer                     Executive Vice            Executive Vice President and Chief Operating
     711 High Street                     President, Principal      Officer, the Manager and Princor
     Des Moines, Iowa 50392              Accounting Officer
     Age: 44                             (since 1993)

     David J. Brown                      Chief Compliance          Vice President, Product & Distribution
     711 High Street                     Officer (since 2004)      Compliance, Principal Life; Senior Vice
     Des Moines, Iowa 50392                                        President, the Manager, since 2004; Senior Vice
     Age: 44                                                       President, Princor, since 2003, and prior
                                                                   thereto, Vice President, the Manager and
                                                                   Princor

     Jill R. Brown                       Vice President and        Vice President and Chief Financial Officer,
     711 High Street                     Chief Financial Officer   Princor, since 2003, and prior thereto,
     Des Moines, Iowa 50392              (since 2003)              Assistant Financial Controller, Principal Life
     Age: 37

     Arthur S. Filean                    Senior Vice President     Senior Vice President, since 2000, and prior
     711 High Street                     and Secretary (since      thereto, Vice President, the Manager and
     Des Moines, Iowa 50392              1993)                     Princor
     Age: 66

     Ernest H. Gillum                    Vice President and        Vice President, Chief Compliance Officer, the
     711 High Street                     Assistant Secretary       Manager, since 2004, and prior thereto, Vice
     Des Moines, Iowa 50392              (since 1993)              President, Compliance and Product Development,
     Age: 49                                                       the Manager

     David W. Miles                      Senior Vice President     Senior Vice President--Product Development, the
     711 High Street                     (since 2005)              Manager and Princor, since 2005, and prior
     Des Moines, Iowa 50392                                        thereto, Executive Vice President, Amcore
     Age: 47                                                       Financial, Inc. (banking)

     Layne A. Rasmussen                  Controller (since 1993)   Controller - Mutual Funds, the Manager
     711 High Street
     Des Moines, Iowa 50392
     Age: 46

     Michael D. Roughton                 Counsel (since 1993)      Vice President and Senior Securities Counsel,
     711 High Street                                               Principal Life; Counsel, the Manager, Princor
     Des Moines, Iowa 50392                                        and Principal Global
     Age: 53

Board Committees

         Audit and Nominating Committee. The Fund has an Audit and Nominating Committee. Its members are identified above. All are Independent Directors. During the last fiscal year, the Committee met four times.

         The audit committee functions of the Committee include: (1) appointing, compensating, and conducting oversight of the work of the independent auditors;
(2) reviewing the scope and approach of the proposed audit plan and the audit procedures to be performed; (3) ensuring the objectivity of the internal auditors and the independence of the independent auditors; and (4) establishing and maintaining procedures for the handling of complaints received regarding accounting, internal controls, and auditing. In addition, the Committee meets with the independent and internal auditors to discuss the results of the audits and reports to the full Board of the Fund. The Committee also receives reports about accounting and financial matters affecting the Fund.

         The nominating committee functions of the Committee include selecting and nominating all candidates who are not "interested persons" of the Fund (as defined in the 1940 Act) for election to the Board. Generally, the Committee requests director nominee suggestions from the Committee members and management. In addition, the Committee will consider director candidates recommended by the Fund shareholders. Recommendations should be submitted in writing to the Fund at 680 8th Street, Des Moines, Iowa 50392-0200. The Committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the individual strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

         The Board approved the Audit and Nominating Committee Charter on September 13, 2004. The Charter is not available on the Fund website. A copy of the Charter is attached as Appendix E to this Proxy Statement/Prospectus.

         Executive Committee. The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board. During the last fiscal year, the Committee did not meet.

Compensation

         The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an "interested person" received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount and the number of meetings attended. These fees and expenses are divided among the funds and portfolios based on their relative net assets.

         The following table provides information regarding the compensation received by the Independent Directors from the PMF Funds, including the Fund, and from the Fund Complex during the fiscal year ended October 31, 2004. The Fund does not provide retirement benefits to any of the Directors.

       Director                   PMF Funds          Fund Complex
       --------                   ---------          ------------
Elizabeth Ballantine*                --                   --
James D. Davis                     $20,241              $79,750
Richard W. Gilbert                 $20,241              $79,750
Mark A. Grimmett**                 $15,255              $64,093
William C. Kimball                 $20,241              $79,750
Barbara A. Lukavsky                $20,241              $79,750
---------------
* Ms. Ballantine did not become a Director until December 2004. ** Mr. Grimmett did not become a Director until March 2004.


Share Ownership

         The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of March 3, 2005. As indicated above, the Fund Complex includes the PMF Funds, the PIF Funds and the separate series of PVC. For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in the PIF Funds. Directors who beneficially owned shares of the series of PVC did so through variable life insurance and variable annuity contracts issued by Principal Life. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

 A - $0                                    D - $50,001 up to and including
                                               $100,000
 B - $1 up to and including $10,000        E - $100,001 or more
 C - $10,001 up to and including
     $50,000

                               Independent Directors (Not Considered to Be "Interested Persons")
Principal Mutual Funds                          Ballantine*   Davis    Gilbert    Grimmett      Kimball     Lukavsky

Balanced Fund, Inc.                             A             B        B          A             A           A
Capital Value Fund, Inc.                        A             C        C          A             A           A
Partners LargeCap Value Fund, Inc.              C             A        A          A             A           A
Equity Income Fund, Inc.                        A             E        B          A             E           A
Partners Blue Chip Fund, Inc.                   A             D        B          A             A           A
Partners LargeCap Blend Fund, Inc.              A             A        A          A             A           A
LargeCap Stock Index Fund, Inc.                 A             A        A          A             A           A
Growth Fund, Inc.                               A             C        D          A             A           A
Partners Equity Growth Fund, Inc.               A             A        A          A             A           A
MidCap Fund, Inc.                               A             C        D          A             A           A
Partners MidCap Growth Fund, Inc.               A             A        A          A             A           A
SmallCap Fund, Inc.                             A             A        A          A             A           A
Partners SmallCap Growth Fund, Inc.             A             A        A          A             A           A
Real Estate Securities Fund, Inc.               C             A        A          A             C           A
Bond Fund, Inc.                                 A             C        D          C             A           E
Government Securities Income Fund, Inc.         A             B        B          A             A           A
Tax-Exempt Bond Fund, Inc.                      A             B        A          A             A           A
International Fund, Inc.                        A             B        C          A             A           E
International SmallCap Fund, Inc.               C             C        A          A             A           A
Limited Term Bond Fund, Inc.                    A             A        A          B             A           E
Cash Management Fund, Inc.                      A             D        C          C             C           D
International Emerging Markets Fund, Inc.       C             C        A          A             A           A
     TOTAL FUND COMPLEX                         D             E        E          D             E           E
---------------

* Information for Ms. Ballantine, who became a Director in December 2004, is as of March 4, 2005.

                                    Directors Considered to Be "Interested Persons"
        Principal Mutual Funds                     Aschenbrenner          Eucher        Zimpleman
Balanced Fund, Inc.                                         A                   A             A
Capital Value Fund, Inc.                                    A                   A             A
Partners LargeCap Value Fund, Inc.                          A                   D             A
Equity Income Fund, Inc.                                    A                   C             A
Partners Blue Chip Fund, Inc.                               A                   C             A
Partners LargeCap Blend Fund, Inc.                          A                   D             A
LargeCap Stock Index Fund, Inc.                             A                   A             A
Growth Fund, Inc.                                           A                   C             A
Partners Equity Growth Fund, Inc.                           A                   C             A
MidCap Fund, Inc.                                           A                   D             A
Partners MidCap Growth Fund, Inc.                           A                   A             A
SmallCap Fund, Inc.                                         A                   A             A
Partners SmallCap Growth Fund, Inc.                         A                   A             A
Real Estate Securities Fund, Inc.                           A                   A             A
Bond Fund, Inc.                                             A                   A             A
Government Securities Income Fund, Inc.                     A                   C             A
Tax-Exempt Bond Fund, Inc.                                  A                   A             A
International Fund, Inc.                                   A                   A              A
International SmallCap Fund, Inc.                          A                   A              A
Limited Term Bond Fund, Inc.                               A                   A              A
Cash Management Fund, Inc.                                 A                   B              A
International Emerging Markets Fund, Inc.                  A                   A              A
     TOTAL FUND COMPLEX                                    A                   E              A


                 Directors Considered to Be "Interested Persons"
Principal Investors Fund, Inc.*                 Aschenbrenner          Eucher          Zimpleman
Bond & Mortgage Securities Fund                         C                C                C
Government Securities Fund                              A                C                A
Diversified International Fund                          E                A                C
International Emerging Markets Fund                     C                A                A
LargeCap Growth Fund                                    C                A                A
LargeCap S&P 500 Index Fund                             C                D                A
Mid Cap Blend Fund                                      C                B                C
Money Market Fund                                       C                A                A
Partners LargeCap Blend Fund I                          B                A                A
Partners LargeCap Growth Fund I                         C                A                A
Partners LargeCap Value Fund                            B                C                C
Partners MidCap Growth Fund                             C                A                A
Principal LifeTime Strategic Income Fund                C                A                A
Real Estate Securities Fund                             C                A                A
SmallCap S&P 600 Index Fund                             D                A                A
       TOTAL FUND COMPLEX                               E                E                D
--------------

* Through participation in an employee benefit plan.


        Independent Directors (Not Considered to Be "Interested Persons")
Principal Variable Contracts Fund, Inc.
*                                     Ballantine     Davis    Gilbert    Grimmett     Kimball      Lukavsky
Asset Allocation Account                  A               A        A          A            A           A
Balanced Account                          A               A        A          A            A           A
Bond Account                              A               A        A          A            C           A
Capital Value Account                     A               A        A          A            A           A
Equity Growth Account                     A               A        A          A            C           A
Equity Income Account                     A               A        A          A            A           A
Equity Value Account                      A               A        A          A            A           A
Government Securities Account             A               A        A          A            C           A
Growth Account                            A               A        A          A            A           A
International Account                     A               A        A          A            A           A
International Emerging Markets            A               A        A          A            A           A
    Account
International SmallCap Account            A               A        A          A            A           A
LargeCap Blend Account                    A               A        A          A            A           A
Large Growth Equity Account               A               A        A          A            A           A
LargeCap Stock Index Account              A               A        A          A            C           A
LargeCap Value Account                    A               A        A          A            A           A
Limited Term Bond Account                 A               A        A          A            A           A
MidCap Account                            A               A        A          A            C           A
MidCap Growth Account                     A               A        A          A            A           A
MidCap Value Account                      A               A        A          A            C           A
Money Market Account                      A               A        A          A            A           A
Principal LifeTime 2010 Account           A               A        A          A            A           A
Principal LifeTime 2020 Account           A               A        A          A            A           A
Principal LifeTime 2030 Account           A               A        A          A            A           A
Principal LifeTime 2040 Account           A               A        A          A            A           A
Principal LifeTime 2050 Account           A               A        A          A            A           A
Principal LifeTime Strategic              A               A        A          A            A           A
     Income Account
Real Estate Securities Account            A               A        A          A            C           A
SmallCap Account                          A               A        A          A            C           A
SmallCap Growth Account                   A               A        A          A            A           A
SmallCap Value Account                    A               A        A          A            A           A
   TOTAL FUND COMPLEX                     A               A        A          A            E           A
-------------

* Through variable life insurance and variable annuity contracts issued by Principal Life.


                 Directors Considered to Be "Interested Persons"
Principal Variable Contracts Fund, Inc. *             Aschenbrenner       Eucher       Zimpleman
Asset Allocation Account                                    B               A              A
Balanced Account                                            B               A              A
Bond Account                                                A               A              A
Capital Value Account                                       C               A              A
Equity Growth Account                                       B               A              A
Equity Income Account                                       A               A              A
Equity Value Account                                        A               A              A
Government Securities Account                               A               A              A
Growth Account                                              B               A              A
International Account                                       C               A              A
International Emerging Markets Account                      A               A              A
International SmallCap Account                              B               A              A
LargeCap Blend Account                                      A               A              A
Large Growth Equity Account                                 C               A              A
LargeCap Stock Index Account                                A               A              A
LargeCap Value Account                                      A               A              A
Limited Term Bond Account                                   A               A              A
MidCap Account                                              B               A              A
MidCap Growth Account                                       A               A              A
MidCap Value Account                                        A               A              A
Money Market Account                                        A               A              A
Principal LifeTime 2010 Account                             A               A              A
Principal LifeTime 2020 Account                             A               A              A
Principal LifeTime 2030 Account                             A               A              A
Principal LifeTime 2040 Account                             A               A              A
Principal LifeTime 2050 Account                             A               A              A
Principal LifeTime Strategic Income Account                 A               A              A
Real Estate Securities Account                              A               A              A
SmallCap Account                                            C               A              A
SmallCap Growth Account                                     B               A              A
SmallCap Value Account                                      A               A              A
     TOTAL FUND COMPLEX                                     D               A              A
-------------

* Through variable life insurance and variable annuity contracts issued by Principal Life.

Required Vote

         The affirmative vote of the holders of a plurality of the shares voted at the meeting of the Fund is required for the election of a Director of the Fund.

         The Board of Directors unanimously recommends that the shareholders of the Fund vote "For" all the nominees.

            INFORMATION ABOUT THE REORGANIZATION AND THE COMBINATION

                      Agreement and Plan of Reorganization

         The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A to this Proxy Statement/Prospectus.

         As described above, the Combination is part of the Reorganization providing for the combinations of all of the PMF Funds into corresponding PIF Funds. The description below of the Combination of the Acquired Fund into the Acquiring Fund applies as well to the other combinations of PMF Funds into PIF Funds.

         Under the Plan, the Acquiring Fund will acquire all the assets and assume all the liabilities of the Acquired Fund and in exchange will issue to the Acquired Fund Class A and Class B shares of the Acquiring Fund. Subject to the satisfaction of the conditions set forth below, the acquisition will take place on June 30, 2005 or on such other date as may be agreed upon by the Acquired Fund and PIF on behalf of the Acquiring Fund (the "Closing Date"). The net asset value per share of each class of shares of the Acquired Fund and the Acquiring Fund will be determined by dividing each Fund's assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each Fund will be valued in accordance with the valuation practices of that Fund, which practices will be the same as between the Acquired Fund and the Acquiring Fund.

         The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of the shareholder's full and fractional shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange on the Closing Date (the "Effective Time"). The Acquired Fund will distribute pro rata to its shareholders of record as of the Effective Time the Class A and Class B shares of the Acquiring Fund received by the Acquired Fund in the Reorganization. Holders of Class A and Class B shares of the Acquired Fund will receive, respectively, Class A and Class B shares of the Acquiring Fund. Such distributions will be accomplished by the transfer of the shares of the Acquiring Fund then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of the Acquired Fund, each account representing the respective pro rata number of shares of the Acquiring Fund due the shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. As soon as practicable after the Closing Date, the Acquired Fund will take all necessary steps under its Articles of Incorporation, Maryland law and any other applicable law to effect its complete dissolution.

         The Board of Directors of the Acquired Fund has determined that the interests of the shareholders of the Acquired Fund will not be diluted as a result of the Combination and that participation in the Combination is in the best interests of the Acquired Fund and its shareholders. Similarly, the Board of Directors of PIF has determined that the Combination is in the best interests of the Acquiring Fund and its shareholders and that the interests of such shareholders will not be diluted as a result of the Combination.

         The consummation of the Combination is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under "Voting Information" below) of the Acquired Fund entitled to vote on the Combination. The Plan may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the Acquired Fund and PIF on behalf of the Acquiring Fund. However, following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of Class A and Class B shares of the Acquiring Fund to be issued to the shareholders of the Acquired Fund under the Plan to their detriment, or otherwise have a material adverse effect on the interests or rights of the Acquired Fund or its shareholders, without the Acquired Fund obtaining further approval of its shareholders.

         The Plan may be terminated and the Combination abandoned at any time prior to the Closing Date by the Acquired Fund and PIF on behalf of the Acquiring Fund by (i) mutual agreement of the parties, or (ii) by either party if the closing has not occurred on or before June 30, 2005, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party has materially breached its obligations under the Plan or made a material and intentional misrepresentation in or in connection with the Plan. Additionally, except as otherwise expressly provided in the Plan, the Acquired Fund and PIF on behalf of the Acquiring Fund may at any time prior to the closing: (i) waive any inaccuracies in the representations and warranties contained in the Plan and made for its benefit, and (ii) waive compliance with any of the covenants or conditions contained in the Plan and made for its benefit, except that any such waiver that would have a material adverse effect on the interests or rights of the Acquired Fund or its shareholders, or the Acquiring Fund or its shareholders, may be made only with the consent of the Board of Directors of, respectively, the Acquired Fund or PIF on behalf of the Acquiring Fund.

         The expenses of the Combination of the Acquired and Acquiring Funds are part of the expenses of the larger Reorganization. Under the Plan, the first $1,000,000 of the expenses relating to the Reorganization will be allocated among the PMF Funds, including the Acquired Fund, based on the ratio of the open accounts of each PMF Fund to the open accounts of all the PMF Funds as of the close of business on February 28, 2005. The Manager will pay 50% of the balance of the expenses relating to the Reorganization, and the remaining 50% will be allocated among the Acquired Funds in the same manner as the first $1,000,000 of expenses, except that the Manager will pay 100% of such expenses allocated to the certain PMF Funds, not including the Acquired Fund, which are not expected to experience reduced expense ratios as a result of the Reorganization. See Appendix A hereto.

               Reasons for the Reorganization and the Combination

         The Board of Directors of each the PMF Funds, including the Acquired Fund, has observed that the PMF Funds have generally been experiencing declining net assets, due in part to redemptions and in part to the level of new sales. The PIF Funds, in contrast, have generally been experiencing asset growth, which tends to result in decreasing expense ratios and to facilitate more efficient portfolio management. The purpose of the Reorganization is to combine the PMF and PIF Funds, which are all sponsored by Principal Life and managed by the Manager, into a larger fund family that is expected to achieve economies of scale and to operate with greater efficiency and lower overall costs while enabling shareholders of each Acquired Fund to continue their investments in an Acquiring Fund having substantially the same or similar investment objectives and policies. With respect to the Combination, the Acquired and Acquiring Funds are both money market funds that have substantially similar investment objectives and strategies. The Acquiring Fund has a lower management fee and is expected to have lower overall expenses than the Acquired Fund, and the Acquiring Fund has generally performed better than the Acquired Fund during the period in which both have been operational. Combining the Funds will not result in any dilution of the interests of existing shareholders of the Acquired Fund.

                    Board Consideration of the Reorganization

         The Board of Directors of each PMF Fund (including the Acquired Fund), including the Directors who are not "interested persons" (as defined in the 1940
Act) of each PMF Fund (the "Independent Directors"), considered the Reorganization at Board meetings held on December 13, 2004, February 4, 2005 and February 24, 2005. The Board of each PMF Fund considered information about the Reorganization presented by the Manager, and the Independent Directors were assisted by independent legal counsel and an independent consultant. At the February 24, 2005 meeting, the Board of each PMF Fund unanimously approved the Reorganization as to each PMF Fund and its corresponding PIF Fund after concluding that the participation of the PMF Fund in the Reorganization is in the best interests of the PMF Fund, as well as in the best interest of its shareholders, and that the interests of such existing shareholders will not be diluted as a result of the Reorganization.

         In determining whether to approve the Reorganization and recommend its approval to shareholders, the Board of each PMF Fund made inquiry into a number of matters and considered the following factors, among others: (1) the compatibility of the investment objectives and policies, and the fundamental and non-fundamental investment restrictions, of the PMF Fund and its corresponding PIF Fund and any changes with respect thereto that will result from the Reorganization; (2) the cost associated with disposing of any portfolio securities that would not be compatible with the investment objectives and policies of the PIF Fund; (3) expense ratios and available information regarding the fees and expenses of the PMF Fund and its corresponding PIF Fund, and the applicability and impact of any voluntary or contractual fee waivers or expense reimbursements with respect to the PIF Fund; (4) comparative investment performance of the PMF Fund and its corresponding PIF Fund; (5) the effect on the PMF Fund's shareholders of investing in a larger asset pool with potentially greater diversification, and the effect on the portfolio management of the corresponding PIF Fund of such a larger asset base, where applicable; (6) the prospects for growth, and for achieving economies of scale, of the PMF Fund in combination with the corresponding PIF Fund and as combined into PIF; (7) projections with respect to asset growth or decline based upon distribution activities and market performance and the likely impact of these factors on expense ratios; (8) the financial strength, investment experience, personnel and resources of the Sub-Advisor or Sub-Advisors to the PMF Fund and its corresponding PIF Fund; (9) where applicable, the continued service of the Sub-Advisor to the PMF Fund as the Sub-Advisor to its corresponding PIF Fund;
(10) the continuity of or changes in services to be provided to shareholders following the Reorganization; (11) PIF marketing efforts and distribution arrangements; (12) any direct or indirect fees or expenses to be incurred by the PMF Fund or its shareholders as a result of the Reorganization, and any benefits to be derived by the Manager and its affiliates from the Reorganization; (13) the direct or indirect federal income tax consequences of the Reorganization, including the impact of any federal income tax loss carryforward; (14) the terms and conditions of the Agreement and Plan of Reorganization and whether its implementation would result in dilution of shareholder interests; and (15) possible alternatives to the Reorganization.

         Each PMF Fund Board's decision to recommend approval of the Reorganization was based on a number of factors. Particular factors considered by the Acquired Fund's Board with respect to the Combination of the Acquired Fund into the Acquiring Fund are discussed under Proposal 1 (see "Board Consideration of the Combination"). The following is a general summary of factors which relate to the combinations of all the PMF Funds into their corresponding PIF Funds:

     1. the PMF Funds, in general, have been experiencing declining assets, which has a negative impact on shareholders of the Funds, and this trend is expected to continue;

     2. each PMF Fund in combination with its corresponding PIF Fund may expect to benefit from one or more of the following: (i) an immediately larger fund asset base to achieve economies of scale and enable greater flexibility in portfolio management and greater diversification in investments; (ii) the possibility of similar benefits from future growth of fund assets as a result of the combined PMF and PIF distribution networks; and (iii) certain efficiencies on an ongoing basis as a result of PIF's larger overall size, relative to the PMF Funds separately and collectively;

     3. the investment objectives, policies and risks of the PIF Funds are the same or substantially similar to those of their corresponding PMF Funds and will afford shareholders of the PMF Funds continuity of investment objectives and expectations.

     4. the Manager is the investment advisor for each PMF and PIF Fund and may be expected to continue to provide to the PIF Funds investment advisory and administrative services and personnel of at least the same quality as those currently provided to the PMF Funds;

     5. most combinations (with certain exceptions not applicable to the Combination) involve a PIF Fund with expense ratios that are expected to be the same as or lower than those of the PMF Fund, as of the time of the Reorganization;

     6. the Reorganization will not result in the dilution of the interests of existing shareholders; and

     7. the Reorganization has been structured as a tax-free reorganization and therefore will not result in shareholders recognizing any gain or loss for federal income tax purposes.

                   Description of the Securities to Be Issued

         PIF is a Maryland corporation that is authorized to issue its shares of common stock, par value $.01 per share, in separate series and separate classes of series. The Acquiring Fund is a separate series of PIF, and the Class A and Class B shares of the Acquiring Fund to be issued in connection with the Combination, along with the other classes of shares of the Acquiring Fund, represent interests in the assets belonging to that series and have identical dividend, liquidation and other rights, except that expenses allocated to the series or class are borne solely by that series or class and may cause differences in rights as described herein. Expenses related to the distribution of, and other identified expenses properly allocated to, the shares of the series or class are charged to and borne solely by that series or class, and the bearing of expenses by the series or class may be appropriately reflected in the net asset value attributable to, and the dividend and liquidation rights of, that series or class.

         All shares of PIF have equal voting rights and are voted in the aggregate and not by separate series or class of shares except that shares are voted by series or class: (i) when expressly required by Maryland law or the 1940 Act and (ii) on any matter submitted to shareholders which the Board of Directors has determined affects the interests of only a particular series or class.

         The Acquired Fund is also a Maryland corporation and is authorized to issue shares, par value $.01 per share, in separate classes. The Class A and Class B shares of the Acquired Fund represent interests in the assets belonging to the Fund and have substantially the same dividend, liquidation and other rights with respect to the Acquired Fund that the Class A and Class B shares of the Acquiring Fund have with respect to the Acquiring Fund as described above. Similarly, all shares of the Acquired Fund have equal voting rights and are voted in the aggregate and not by class of shares except that shares are voted by class: (i) when expressly required by Maryland law or the 1940 Act and (ii) on any matter submitted to shareholders which the Board of Directors has determined affects the interests of only a particular class.

         See "Comparative Information About the Acquired and Acquiring Funds - Multiple Classes of Shares" and "Rule 12b-1 fees" below.

         With respect to shares of both the Acquiring and Acquired Funds: there is no cumulative voting for Directors; shares are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable; and each fractional share has proportionately the same rights as are provided for a full share.

         At the PIF Shareholders Meeting, shareholders of the PIF Funds, including the Acquiring Fund, will be asked to approve proposed amendments to the PIF Articles of Incorporation that will permit the PIF Board of Directors, in each case without shareholder approval of an affected PIF Fund or class of shares thereof: (i) to approve combinations involving PIF Funds, including combinations of the PIF Funds (or other affiliated funds) consistent with recently amended Rule 17a-8 under the 1940 Act; (ii) to liquidate the assets attributable to a PIF Fund or a class of shares thereof and terminate such Fund or class of shares; and (iii) to designate a class of shares of a PIF Fund as a separate series or PIF Fund. Together, these amendments are intended to facilitate future combinations involving PIF Funds that the PIF Board determines are in the best interests of the affected shareholders. A combination of affiliated funds will still require shareholder approval if the combination would result in a material change in a fundamental investment policy, a material change to the terms of an advisory agreement or the institution of or an increase in Rule 12b-1 fees or when the Board of the surviving fund does not have a majority of independent trustees who were elected by its shareholders.

         If shareholders of the Acquiring Fund approve the proposed amendments, Acquired Fund shareholders after the Combination will no longer have the rights they currently have under the Articles of Incorporation of the Acquired Fund and under Maryland law to vote to approve a combination involving, and to vote with respect to the liquidation of, their Fund.

                         Federal Income Tax Consequences

         The Reorganization will be a tax-free "reorganization," and no gain or loss will be recognized by either the Acquired Fund or Acquiring Fund or its shareholders in connection with the Combination. To be considered a tax-free "reorganization" under Section 368(a) of the Internal Revenue Code, a reorganization must exhibit a continuity of business enterprise. The Acquired Fund and PIF on behalf of the Acquiring Fund will have received opinions of tax counsel, in forms reasonably satisfactory to each, substantially to the effect that, based upon certain facts, assumptions, and representations of the Acquired Fund and of PIF on behalf of the Acquiring Fund, for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code with respect to the Acquired Fund and the Acquiring Fund; (2) no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Acquired Fund's shares solely for shares of the Acquiring Fund; (4) the holding period and tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the holding period and tax basis of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the holding period and tax basis of those assets to the Acquired Fund immediately prior to the Reorganization.

         The foregoing is only a summary of the principal federal income tax consequences of the Reorganization and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisers regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

                                 CAPITALIZATION

         The following table shows as of October 31, 2004: (i) the capitalization of the Acquired Fund; (ii) the capitalization of the Acquiring Fund; and (iii), the pro forma combined capitalization of the Acquiring Fund, adjusted to reflect the estimated expenses of the Reorganization, as if the Reorganization had occurred as of that date. As of October 31, 2004, the Acquired Fund had outstanding two classes of shares: Class A and Class B. As of October 31, 2004, the Acquiring Fund had outstanding the following six classes of shares: Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Preferred Class and Class J. The Acquiring Fund will first issue Class A and Class B shares in connection with the Reorganization. See "Comparative Information About the Acquired and Acquiring Funds - Multiple Classes of Shares" below.

                                                                                     Net Asset Value       Shares
                                                                      Net Assets        Per Share       Outstanding

(1)  Principal Cash Management Fund,       --Class A                 $317,339,972         $1.00         317,339,972
     Inc.   (Acquired Fund)                --Class B                  5,071,152           1.00           5,071,152

(2)  PIF Money Market Fund  (Acquiring     --Class A                      -                 -                -
Fund)                                      --Class B                      -                 -                -
                                           --Institutional            56,277,419          1.00           56,277,419
                                           --Select                   1,483,964           1.00           1,483,964
                                           --Preferred                14,598,771          1.00           14,598,771
                                           --Advisors Select          6,393,823           1.00           6,393,823
                                           --Advisors Signature           -               1.00               -
                                           --Advisors Preferred       7,413,337           1.00           7,413,337
                                           --Class J                 132,550,498          1.00          132,550,498

Reduction in net assets and decrease in    --Class A                    84,527              -           317,339,972
net asset values per share of the          --Class B                    1,260               -            5,071,152
Acquired Fund to reflect the estimated
expenses of the Reorganization.

(3)  PIF Money Market Fund  (Acquiring     --Class A                 317,255,445          1.00          317,339,972
Fund)                                      --Class B                  5,069,892           1.00           5,071,152
(Pro forma assuming combination            --Institutional            56,277,419          1.00           56,277,419
 of (1) and (2))                           --Select                   1,483,964           1.00           1,483,964
                                           --Preferred                14,598,771          1.00           14,598,771
                                           --Advisors Select          6,393,823           1.00           6,393,823
                                           --Advisors Signature           -               1.00               -
                                           --Advisors Preferred       7,413,337           1.00           7,413,337
                                           --Class J                 132,550,498          1.00          132,550,498



         COMPARATIVE INFORMATION ABOUT THE ACQUIRED AND ACQUIRING FUNDS

                           Multiple Classes of Shares

         The Board of Directors of the Acquired Fund has adopted a multiple class plan for the Fund pursuant to Rule 18f-3 (an "18f-3 Plan") under the 1940 Act. Under the plan, the Acquired Fund offers two classes of shares: Class A and Class B. The Class A and Class B shares are the same except for differences in class expenses, including Rule 12b-1 fees for Class B shares, and any applicable sales charges. See "Rule 12b-1 Fees" and "Costs of Investing" below.

         The Board of Directors of PIF has adopted an 18f-3 Plan for the Acquiring Fund. Under the plan, the Acquiring Fund may offer the following nine classes of shares: Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class, Advisors Preferred Class, Class J, Class A and Class B. The Acquiring Fund will first issue Class A and Class B shares in connection with the Reorganization. The Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class, Advisors Preferred Class, Class J, Class A and Class B shares are the same except for differences in class expenses, including any 12b-1 fees, and any applicable sales charges and redemption and other fees. With respect to Class A and Class B shares, see "Rule 12b-1 fees" and "Costs of Investing" below.

        The Class A and Class B shares of the Acquired and Acquiring Funds are generally sold without a sales charge. However, the Class A and Class B shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed. See "Costs of Investing" below.

         The PIF Advisors Select, Advisors Signature, Advisors Preferred, Institutional, Select and Preferred Classes: o are available without any front-end sales charge or contingent deferred sales charge; o currently have all of their operating expenses absorbed by the Manager; and o are available through employer-sponsored retirement plans which may impose fees in addition to those charged by the Funds.

         The PIF Advisors Select, Advisors Signature, Advisors Preferred Select and J share classes are subject to 12b-1 fees, which are paid to Princor, as well as service fees and administrative service fees which are paid to the Manager.

         The PIF Class J shares are sold without any front-end sales charge and under certain circumstances may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase.

          See also "Information About the Reorganization and the Combination - Description of the Securities to be Issued" above.

                                 Rule 12b-1 Fees

         The Acquired Fund has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act (a "12b-1 Plan") for the Class B shares of the Acquired Fund, and PIF has adopted a 12b-1 Plan for the Class B shares of the Acquiring Fund.

         The 12b-1 Plans for the Class B shares provide for payments by the Funds to Princor at the annual rate of up to 1.00% for the Acquired Fund and 0.25% for the Acquiring Fund of the respective Fund's average net assets attributable to Class B shares. Princor also receives the proceeds of any CDSC imposed on redemptions of Class B shares.

         Although Class B shares are sold without an initial sales charge, Princor pays a sales commission equal to 4.00% of the amount invested to dealers who sell such shares. These commissions are not paid on exchanges between PMF Funds or between PIF Funds. In addition, Princor may remit on a continuous basis up to 0.25% to the registered representatives and other selected dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

         The 12b-1 Plan for Class B shares of the Acquiring Fund authorizes Princor to enter into service agreements with other selling dealers and with banks and other financial institutions to provide shareholder services to existing Class B shareholders, including services such as furnishing information as to the status of shareholder accounts, responding to shareholder written and telephone inquiries and assisting shareholders with tax information.

                               Costs of Investing

         This section describes the contingent deferred sales charges ("CDSCs") that apply to the Class A and Class B shares of the Acquired and Acquiring Funds. Except as otherwise stated below, such charges are the same for the Class A shares of both the Acquired and Acquiring Funds and for the Class B shares of both the Acquired and Acquiring Funds.

         For purposes of the following description, the Acquired and Acquiring Funds are considered "Money Market Funds."

Shareholder Fees (fees paid directly from your investment)

         The following table describes the fees and expenses you may pay if you buy and hold shares of the Acquired and Acquiring Funds:

                                                                                  Acquired and Acquiring Funds
                                                                                 Class A             Class B

Maximum sales charge imposed on purchases (as a % of offering price):
Money Market Funds                                                                 None                None

Maximum Contingent Deferred Sales Charge (CDSC) (as a % of dollars subject to charge):
Money Market Funds                                                               0.75%(1)            4.00%(2)

Redemption or Exchange Fee (as a % of amount redeemed/exchanged):
Money Market Funds                                                                 None                None

(1) A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
(2)  CDSCs are reduced after 12 months and eliminated after 6 years.

         Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge.

One -Time Fees

o Class A and Class B shares of the Acquired and Acquiring Funds are not subject to an initial sales charge. However, a CDSC may apply.

     o Investments of $1 million or more of Class A shares of other Principal sponsored mutual funds are sold without an initial sales charge but may be subject to a CDSC at the time of redemption. Redemption of Class A shares of the Acquired and Acquiring Funds purchased through an exchange from Class A shares of other Principal sponsored mutual funds will be subject to a CDSC to the same extent as those shares from which the exchange was made.

     o Class B shares may be purchased only through an exchange and, therefore, have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.

Choosing a Share Class

         Class A shares of the Acquired and Acquiring Funds are available by either direct investment or by exchange from Class A shares of another Principal sponsored mutual fund. Class B shares of the Acquired and Acquiring Funds are available only by exchange from Class B shares of other Principal sponsored mutual funds.


Class A Shares Sales Charge

         There is no sales charge on purchases of Class A shares of the Acquired and Acquiring Funds. However, there may be a CDSC on shares sold within 18 months of the purchase date if such shares were acquired as a result of an exchange from Class A shares of other Principal sponsored mutual funds. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is calculated as 0.75% of the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold. The CDSC is waived on shares sold to fund a PMF or PIF 401(a) or PMF or PIF 401(k) retirement plan, except redemptions which are the result of termination of the plan or transfer of all plan assets. The CDSC is also waived on shares sold:
     o    to satisfy IRS minimum distribution rules; and
     o using a periodic withdrawal plan. (You may sell up to 10% of the value of the shares (as of December 31 of the prior year) subject to a CDSC without paying the CDSC.)

         Shares subject to the CDSC which are exchanged from one PMF Fund to another PMF Fund, or from one PIF Fund to another PIF Fund, continue to be subject to the CDSC until the CDSC expires.

Class B shares Sales Charges

         There is no front end sales charge on purchases of Class B shares of the Acquired and Acquiring Funds. A CDSC may be imposed on Class B shares sold within six years of purchase. Class B shares automatically convert into Class A shares (based on share prices, not number of shares) seven years after purchase. Class B shares provide you the benefit of putting all your dollars to work from the time of investment, but (until conversion) have higher ongoing fees and lower dividends than Class A shares.

         The Class B share CDSC, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below:

                                         CDSC as a % of Dollar Amount

Years Since Purchase Payments Made           Acquired and Acquiring Funds
2 years or less                                          4.00%
More than 2 years, up to 4 years                         3.00%
More than 4 years, up to 5 years                         2.00%
More than 5 years, up to 6 years                         1.00%
More than 6 years                                        None


         The CDSC is not charged on exchanges. However, the purchase date of the exchanged shares is used to determine if the newly acquired shares are subject to the CDSC when sold. The Fund from which the shares are sold is used to determine the percentage of CDSC, if any.

         The following table applies to Acquired or Acquiring Fund shares purchased through employer sponsored plans making initial plan contributions into the Acquired or Acquiring Funds after February 1, 1998 but before March 1, 2002 only. The CDSC table above applies to purchases made by plans making initial contributions into the Funds after March 1, 2002.

                                         CDSC as a % of Dollar Amount

Years Since Purchase Payments Made           Acquired and Acquiring Funds
2 years or less                                          3.00%
More than 2 years, up to 4 years                         2.00%
More than 4 years, up to 5 years                         1.00%
More than 5 years, up to 6 years                         None
More than 6 years                                        None

o The CDSC does not apply to shares purchased with reinvested dividends or other distributions.
o The amount of the CDSC is a percentage based on the number of years you own the shares multiplied by the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold.
o In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other Class B shares are redeemed in the order purchased (first in, first out). Using a periodic withdrawal plan, you may sell up to 10% of the value of the shares (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC.
o Shares subject to the CDSC that are exchanged into another PMF or PIF Fund continue to be subject to the CDSC until the CDSC expires.
o    Princor receives the proceeds of any CDSC.

Waiver of the Sales Charge (Class B shares)
The CDSC is waived on Class B shares which are sold:
o    due to a shareholder's death;
o    due to the  shareholder's  disability,  as defined in the Internal  Revenue
     Code;
o    from retirement plans to satisfy minimum distribution rules under the Code;
o    to pay surrender charges;
o    to pay retirement plan fees;
o    involuntarily from small balance accounts;
o    through a systematic withdrawal plan (certain limits apply);
o from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) or 415 of the Code;
o from retirement plans qualified under Section 401(a) of the Code due to the plan participant's death, disability, retirement or separation from service after attaining age 55;
o from a retirement plan meeting the requirements of Section 401 of the Code (401(k), Profit Sharing and Money Purchase Pension Plans) that has provided us with its notice of intent (on or before November 30, 2002) to transfer its assets to a group annuity contract distributed by Principal Life; or

                 Purchases, Redemptions and Exchanges of Shares

        The purchase, redemption and exchange procedures with respect to shares of the Acquired and Acquiring Funds are substantially the same.

        Purchases. Shares of the Acquired and Acquiring Funds are offered for sale through Princor, a broker-dealer that is also the principal underwriter for the Principal Cash Management Fund, Inc. and PIF, or other dealers which Princor selects.

        As described above under "Costs of Investing," Class A and Class B shares of the Funds are sold without a sales charge. However, the Class A and Class B shares of the Funds may be subject to a CDSC.

         Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central Daylight Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.

         The share price of each Class of shares of the Acquired and Acquiring Funds is computed by dividing the total value of each Fund's securities and other assets, less liabilities, by the number each Fund's shares outstanding. All securities held by the Acquired and Acquiring Funds are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, each Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security. Use of the amortized cost valuation method requires each Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, each Fund invests only in obligations determined by its Board of Directors to be of high quality with minimal credit risks.

         Redemptions. Shares of the Acquired and Acquiring Funds may be redeemed at a price equal to the net asset value of the shares next computed following the receipt of a request for redemption in proper form. The amount you receive will be reduced by any applicable CDSC or redemption fee. See "Costs of Investing" above. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed.

         Payment for shares tendered for redemption is ordinarily made in cash. The Board of Directors of the Acquired Fund or of PIF may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. Each of the Funds may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described above.

         The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

         Exchanges. Shares of the Acquired and Acquiring Funds may be exchanged, without payment of a sales charge or a CDSC, for shares of the same class of, respectively, other PMF Funds or other PIF Funds. If Class B shares of the Acquired or Acquiring Fund are exchanged for Class B shares of, respectively, another PMF or another PIF Fund, the shares acquired will be subject to the applicable CDSC imposed by the new Fund; however, the holding period of the Class B shares exchanged is added to the holding period of the Class B shares acquired for purposes of determining the applicable charge. See "Costs of Investing" above.

         Frequent Trading and Market Timing (Abusive Trading Practices)

         The Acquired and Acquiring Funds are not designed for frequent trading or market timing activity. The Funds do not knowingly accommodate frequent purchases and redemptions of Fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

         The Funds consider frequent trading and market timing activities to be abusive trading practices because they:
o Disrupt the management of the Funds by: (i) forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and (ii) causing unplanned portfolio turnover;
o    Hurt the portfolio performance of the Fund; and
o Increase expenses of the Fund due to (i) increased broker-dealer commissions and (ii) increased recordkeeping and related costs.

         Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If the Funds are not able to identify such abusive trading practices, the abuses described above will negatively impact the Funds.

         Both the Acquired Fund and PIF with respect to the Acquiring Fund have adopted policies and procedures to help identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While these policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that the Funds will identify and prevent abusive trading in all instances. When the Funds do identify abusive trading, they will apply their policies and procedures in a fair and uniform manner.

         If either Fund deems abusive trading practices to be occurring, it will take action that may include, but is not limited to:
1. Rejecting exchange instructions from shareholder or other person authorized by the shareholder to direct exchanges;
2. Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
3. Limiting the dollar amount of an exchange and/or the number of exchanges during a year;
4. Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
5.   Taking such other action as directed by the Fund.

         Both of the Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, the Funds will reverse exchange and return the account holdings to the positions held prior to the exchange. The Funds will give you notice in writing in this instance.


                           Dividends and Distributions

         The dividends and distributions procedures with respect to the Acquired and Acquiring Funds are substantially the same. Each of the Acquired and Acquiring Funds declares dividends on all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. For both Funds, you may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or preceding business day).

         Immediately prior to the Combination, the Acquired Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Effective Time of the Combination (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Effective Time of the Combination (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Acquired Fund's respective shareholders.

                       Fundamental Investment Restrictions

         The Acquired Fund and PIF on behalf of the Acquiring Fund have adopted "fundamental" investment restrictions regarding the investments of the respective Funds. A fundamental investment restriction may not be changed for either Fund without the approval of a Majority of the Outstanding Voting Securities (as defined under "Voting Information - Required Vote" ) of that Fund. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments and short sales of securities. A comparison of the fundamental restrictions of the Acquired and Acquiring Funds is set forth in Appendix B to this Proxy Statement/Prospectus.

         The Acquired Fund adopted fundamental restrictions from time to time over a period of several years to reflect legal and regulatory requirements - particularly state securities law requirements -- that applied at that time but no longer do, as well as business and industry conditions that then prevailed. With changes in legal requirements and prevailing conditions, some of these fundamental investment restrictions are no longer necessary and others are more appropriately "non-fundamental" investment restrictions which may be changed by the Board of Directors without shareholder approval. The fundamental restrictions of the Acquiring Fund reflect updating changes that are intended to provide the Manager and the Sub-Advisor to the Acquiring Fund with greater flexibility in managing the Acquiring Fund while continuing to meet fully the requirements of the 1940 Act and the rules and regulations thereunder. Aside from such greater flexibility and the expanded borrowing authority described below, the differences in fundamental restrictions between the Acquired Fund and the Acquiring Fund as set forth in Appendix B are not expected to result in any material difference in the manner in which the Acquiring Fund is managed as compared to the Acquired Fund.

         The PIF Board of Directors has approved a proposal to amend the fundamental restriction of the Acquiring Fund with respect to borrowing and has directed that the proposal be submitted to shareholders of the Acquiring Fund for approval at the PIF Shareholders Meeting. If approved by shareholders, the amended fundamental restriction with respect to borrowing will permit the Acquiring Fund to borrow money to the maximum extent permitted by the 1940 Act.


                               VOTING INFORMATION

         This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors of the Acquired Fund of proxies to be used at the Meeting.

         Voting procedures. If you complete and return the enclosed proxy ballot, the persons named as proxies will vote your shares as you indicate or for approval of each matter for which there is no indication. You may revoke your proxy at any time prior to the proxy's exercise; (i) by sending written notice to the Secretary of the Principal Mutual Funds at Principal Financial Group, Des Moines, Iowa 50392-0200 prior to the meeting; (ii) by subsequent execution and return of another proxy prior to the Meeting; or (iii) by being present and voting in person at the Meeting after giving oral notice of the revocation to the Chairman of the Meeting.

         Voting rights. Only shareholders of record at the close of business on March 23, 2005 (the "Record Date") are entitled to vote. The shareholders of the Class A and Class B shares of the Acquired Fund will vote together on each Proposal submitted to the shareholders of the Fund. You are entitled to one vote on each Proposal submitted to the shareholders of the Fund for each share of the Fund which you hold. The affirmative vote of the holders of a plurality of the shares of the Acquired Fund voted at the Meeting is required for the election of a Director of the Fund. All other proposals require for approval the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean with respect to a Fund, the affirmative vote of the lesser of
(1) 67% or more of the voting securities of the Fund present at the meeting of the Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities").

         The number of votes eligible to be cast at the Meeting as of the Record Date with respect to the Acquired Fund and other share ownership information are set forth in Appendix F to this Proxy Statement/Prospectus.

         Quorum requirements. A quorum must be present at the meeting for the transaction of business. The presence in person or by proxy of one-third of the shares of the Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of the Fund. Abstentions and broker non-votes (proxies from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for any issue. Under the 1940 Act, the affirmative vote necessary to approve the Proposals may be determined with reference to a percentage of votes present at the meeting, which would have the effect of counting abstentions as if they were votes against a proposal.

         In the event the necessary quorum to transact business or the vote required to approve a Proposal is not obtained at the Meeting, the persons names as proxies or any shareholder present at the meeting may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a Proposal will require the affirmative vote of the holders of a majority of the shares of the Fund cast at the Meeting. The persons named as proxies and any shareholder present at the meeting will vote for or against any adjournment in their discretion.

         Solicitation procedures. We intend to solicit proxies by mail. Officers or employees of the Acquired Fund, the Manager or their affiliates may make additional solicitations by telephone, internet, facsimile or personal contact. They will not be specially compensated for these services. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies. For those services, they will be reimbursed by the Acquired Fund for their out-of-pocket expenses. The Acquired Fund and the other PMF Funds have retained the services of a professional proxy soliciting firm, Georgeson Shareholder Communications, Inc., to assist in soliciting proxies in connection with the Reorganization and estimate that the cost of such services will be approximately $750,000. The cost of such services will be treated as an expense related to the Reorganization and will be allocated between the PMF Funds, including the Acquired Fund, and the Manager in the manner described above under "Information About the Reorganization and the Combination -- Agreement and Plan of Reorganization."

         Expenses of the meetings. The expenses of the Meeting for the Acquired Fund (and the shareholders meeting for the other PMF Funds) will be treated as an expense related to the Reorganization and will be allocated between the PMF Funds, including the Acquired Fund, and the Manager in the manner described above under "Information About the Reorganization and the Combination -- Agreement and Plan of Reorganization."


                              FINANCIAL STATEMENTS

         The financial highlights of the Acquired Fund for the fiscal year ended October 31, 2004 incorporated by reference into this Proxy Statement/Prospectus, and the financial statements of the Acquired Fund for the fiscal year ended October 31, 2004 incorporated by reference into the related Statement of Additional Information, have been so incorporated by reference in reliance on the report of Ernst & Young LLP, Independent Registered Public Accounting Firm.

         The financial statements of PIF with respect to the Acquiring Fund for the fiscal year ended October 31, 2004 incorporated by reference into the related Statement of Additional Information, have been so incorporated by reference in reliance on the report of Ernst & Young LLP, Independent Registered Public Accounting Firm.


                                  LEGAL MATTERS

     Certain matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Michael D. Roughton, Esq., Counsel to the Funds. Certain tax consequences of the Combination will be passed upon for PIF by Randy Lee Bergstrom, Esq., Assistant Tax Counsel to the Funds, and for the Acquired Fund by Carolyn Kolks, Esq., Assistant Tax Counsel to the Funds.


                                  OTHER MATTERS

         We do not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.

         Shareholder proposals to be presented at any future meeting of shareholders of the Acquired Fund must be received by the Acquired Fund a reasonable time before its solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.


             BY ORDER OF THE BOARD OF DIRECTORS OF THE ACQUIRED FUND


April 18, 2005
Des Moines, Iowa


It is important that proxies be returned promptly. Therefore, shareholders who do not expect to attend the Meeting in person are urged to complete, sign, date and return the proxy ballot in the enclosed envelope.

                                                                   Appendix A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [ ] day of March, 2005, severally, by and among: each Acquired Fund listed below, each a Maryland corporation having its principal place of business at 680 8th Street, Des Moines, Iowa 50392-0200; Principal Investors Fund, Inc. ("PIF"), a Maryland corporation having its principal place of business at 680 8th Street, Des Moines, Iowa 50392-0200, on behalf of each corresponding Acquiring Fund listed below, each a separate series of PIF; and Principal Management Corporation, investment adviser for each Acquired Fund and its corresponding Acquiring Fund (for purposes of section 9.2 of this Agreement only):

                                                                       Corresponding
    Acquired Fund                                                      PIF Acquiring Fund
    -------------                                                      ------------------
    Principal Balanced Fund, Inc.                             --       PIF Disciplined LargeCap Blend Fund
    Principal Capital Value Fund, Inc.                        --       PIF LargeCap Value Fund
    Principal Partners LargeCap Value Fund, Inc.              --       PIF Partners LargeCap Value Fund
    Principal Equity Income Fund, Inc.                        --       PIF Equity Income Fund
    Principal Partners Blue Chip Fund, Inc.                   --       PIF Partners LargeCap Blend Fund I
    Principal Partners LargeCap Blend Fund, Inc.              --       PIF Partners LargeCap Blend Fund
    Principal LargeCap Stock Index Fund, Inc.                 --       PIF LargeCap S&P 500 Index Fund
    Principal Growth Fund, Inc.                               --       PIF LargeCap Growth Fund
    Principal Partners Equity Growth Fund, Inc.               --       PIF Partners LargeCap Growth Fund I
    Principal MidCap Fund, Inc.                               --       PIF MidCap Blend Fund
    Principal Partners MidCap Growth Fund, Inc.               --       PIF Partners MidCap Growth Fund
    Principal SmallCap Fund, Inc.                             --       PIF SmallCap Blend Fund
    Principal Partners SmallCap Growth Fund, Inc.             --       PIF Partners SmallCap Growth Fund II
    Principal Real Estate Securities Fund, Inc.               --       PIF Real Estate Securities Fund
    Principal Bond Fund, Inc.                                 --       PIF Bond & Mortgage Securities Fund
    Principal Government Securities Income Fund, Inc.         --       PIF Government Securities Fund
    Principal Tax-Exempt Bond Fund, Inc.                      --       PIF Tax-Exempt Bond Fund
    Principal International Fund, Inc.                        --       PIF Diversified International Fund
    Principal International SmallCap Fund, Inc.               --       PIF Diversified International Fund
    Principal Limited Term Bond Fund, Inc.                    --       PIF High Quality Short-Term Bond Fund
    Principal Cash Management Fund, Inc.                      --       PIF Money Market Fund
    Principal International Emerging Markets Fund, Inc.       --       PIF International Emerging Markets Fund


         This Agreement shall be deemed to be a separate agreement between each Acquired Fund and PIF on behalf of the corresponding Acquiring Fund. As used herein, unless the context otherwise requires, each Acquired Fund and its corresponding Acquiring Funding are, respectively, the "Acquired Fund" and the "Acquiring Fund."

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund in exchange solely for Class A and Class B voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable thereafter, all upon the terms and conditions hereinafter set forth (the Reorganization").

         WHEREAS, the Acquired Fund is, and the Acquiring Fund is a separate series of, an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, the Board of Directors of PIF has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

         WHEREAS, the Board of Directors of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

         1.1. Subject to the requisite approval of the shareholders of the Acquired Fund and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund shall transfer all or substantially all of its assets, as set forth in section 1.2, to the Acquiring Fund, and the Acquiring Fund in exchange therefore shall:
(i) deliver to the Acquired Fund the number of full and fractional Class A and Class B Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to Class A and Class B Acquired Fund Shares, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Class A Share or Class B Share, respectively, computed in the manner and as of the time and date set forth in section 2.2; and (ii) assume all of the liabilities of the Acquired Fund as set forth in section 1.3. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

         1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the closing date provided for in section 3.1 (the "Closing Date") (collectively, "Assets").

         1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in section 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the shareholders of record of the Class A and Class B Acquired Fund Shares, determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to section 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A and Class B Acquiring Fund Shares to be so credited to Class A and Class B Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Class A and Class B Acquiring Fund Shares in connection with such exchange.

         1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

         1.6. As soon as practicable after the Closing Date, the Acquired Fund shall take all necessary steps under its Articles of Incorporation, Maryland law and any other applicable law to effect its complete dissolution. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

         1.7 All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to PIF on behalf of the Acquiring Fund from and after the Closing Date and shall be turned over to PIF as soon as practicable after the Closing Date.

2.       VALUATION

         2.1. The value of the Assets to be transferred to the Acquiring Fund shall be computed as of the close of regular trading on the NYSE and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Directors.

         2.2. The net asset value of a Class A and Class B Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information and valuation procedures established by the PIF Board of Directors.

         2.3. The number of the Class A and Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A and Class B shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in section 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with section 2.2.

         2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act.

3.       CLOSING AND CLOSING DATE

         3.1. The Closing Date shall be June 30, 2005, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of 3:00 p.m., Central Daylight Time on the Closing Date. The Closing shall be held at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392 or at such other time and/or place as the parties may agree.

         3.2 The Acquired Fund shall deliver to PIF, on behalf of the Acquiring Fund, on the Closing Date a schedule of Assets.

         3.3. The Acquired Fund shall direct the custodian for the Acquired Fund to deliver, at the Closing, a certificate of an authorized officer stating that
(i) the Assets shall have been delivered in proper form to the custodian for the Acquiring Fund, prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

         3.4. The Acquired Fund shall direct its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A and Class B shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.5. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Fund or the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1. The Acquired Fund represents and warrants as follows:

         (a) The Acquired Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with power and authority under its Articles of Incorporation, as amended, to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Acquired Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), are in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

         (f) The Acquired Fund is not currently engaged, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Maryland law or the Acquired Fund's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or
(ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

         (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by PIF on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the Acquired Fund's ability to consummate the transactions herein contemplated;

         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund as of October 31, 2004 have been audited by Ernst & Young LLP, independent auditors, and are in accordance with generally accepted accounting principles in the United States ("GAAP") consistently applied, and such statements (copies of which have been furnished to PIF on behalf of the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since October 31, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by PIF on behalf of the Acquiring Fund. For the purposes of this subsection (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of portfolio securities of the Acquired Fund, the discharge of Acquired Fund liabilities as reflected in its Statement of Assets and Liabilities as of October 31, 2004 (including the notes thereto), or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

         (k) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute substantially all (and in no event less than 98%) of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and in other jurisdictions in compliance with applicable laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights, and (iii) will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer Agent for the Acquired Fund on its behalf, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of Directors of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

         (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in section 5.5 (including any amendment or supplement thereto), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subsection (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2. PIF, on behalf of the Acquiring Fund, represents and warrants as follows:

         (a) The Acquiring Fund is duly organized as a series of PIF, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with power and authority under its Articles of Incorporation, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

         (b) PIF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

         (f) PIF is not currently engaged, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of PIF's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which PIF, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which PIF on behalf of the Acquiring Fund, is a party or by which it is bound;

         (g) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the knowledge of PIF, threatened against PIF, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. PIF, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Acquiring Fund's ability to consummate the transactions herein contemplated;

         (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund as of October 31, 2004 have been audited by Ernst & Young LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (i) Since October 31, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subsection (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of portfolio securities of the Acquiring Fund, the discharge of Acquiring Fund liabilities as reflected in its Statement of Assets and Liabilities as of October 31, 2004 (including the notes thereto), or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

         (j) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the knowledge of PIF, on behalf of the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code;

         (l) All issued and outstanding Acquiring Fund Shares (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and in other jurisdictions in compliance with applicable laws, and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action on the part of the Board of Directors of PIF on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of PIF, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

         (o) The information to be furnished by PIF, on behalf of the Acquiring Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

         (p) The Proxy Statement to be included in the Registration Statement (including and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subsection (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.      COVENANTS OF PIF, ON BEHALF OF THE ACQUIRING FUND, AND THE ACQUIRED FUND

         5.1. PIF, on behalf of the Acquiring Fund, and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and such changes as are contemplated by the Funds' normal operations.

         5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and will take all other reasonable action necessary to obtain approval of the transactions contemplated herein.

         5.3. The Acquired Fund covenants that the Class A and Class B Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4. Subject to the provisions of this Agreement, PIF, on behalf of the Acquiring Fund, and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5. PIF, on behalf of the Acquiring Fund, and the Acquired Fund each covenants to prepare the Registration Statement on Form N-14 (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and the transactions contemplated herein. PIF, on behalf of the Acquiring Fund, will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide PIF, on behalf of the Acquiring Fund, with the information reasonably necessary for preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(p), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

         5.6. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A and Class B Acquiring Fund Shares received at the Closing.

         5.7. PIF, on behalf of the Acquiring Fund, and the Acquired Fund will each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by PIF on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as PIF, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

         5.9. PIF, on behalf of the Acquiring Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest in and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities of the Acquired Fund.

         5.10. PIF, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by PIF, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of PIF, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2. PIF, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund on the Closing Date a certificate executed in PIF's name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request;

         6.3. PIF, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by PIF on behalf of the Acquiring Fund on or before the Closing Date; and

         6.4. The Acquired Fund and PIF, on behalf of the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares of Class A and Class B to be issued in connection with the Reorganization after such number has been calculated in accordance with section 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of PIF, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at PIF's election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Acquired Fund;

         7.3 The Acquired Fund shall have delivered to PIF, on behalf of the Acquiring Fund, a certificate executed in the Acquired Fund's name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

         7.4. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by it on or before the Closing Date;

         7.5. The Acquired Fund and PIF, on behalf of the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares of Class A and Class B to be issued in connection with the Reorganization after such number has been calculated in accordance with section 1.1; and

         7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the period from the close of its last fiscal year through the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF PIF, ON BEHALF OF THE ACQUIRING FUND, AND THE ACQUIRED FUND

         If any of the conditions set forth below has not been satisfied on or before the Closing Date with respect to the Acquired Fund or PIF, on behalf of the Acquiring Fund, either party to this Agreement may choose, at its option, not to consummate the transactions contemplated by this Agreement:

         8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to PIF, on behalf of the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor PIF, on behalf of the Acquiring Fund, may waive the conditions set forth in this section 8.1;

         8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the knowledge of the Acquired Fund or of PIF, on behalf of the Acquiring Fund, threatened, before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquired Fund or PIF, on behalf of the Acquiring Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquired Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions;

         8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5. The parties shall have received the opinion of tax counsel satisfactory to each party, addressed to each of the Acquired Fund and PIF, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions, and representations of the parties, for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code with respect to the Acquired Fund and the Acquiring Fund; (2) no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Acquired Fund's shares solely for shares of the Acquiring Fund;
(4) the holding period and tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the holding period and tax basis of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the holding period and tax basis of those assets to the Acquired Fund immediately prior to the Reorganization. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request from each of the Acquired Fund and PIF. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor PIF, on behalf of the Acquiring Fund, may waive the conditions set forth in this section 8.5.

9.       FEES AND EXPENSES

         9.1. Each of PIF, on behalf of the Acquiring Fund, and the Acquired Fund represents and warrants to the other that it has no obligations to pay any brokers' or finders' fees in connection with the transactions provided for herein.

         9.2. The first $1,000,000 of the expenses relating to the Reorganization will be allocated among the Acquired Funds based on the ratio of the open accounts of each Acquired Fund to the open accounts of all the Acquired Funds as of the close of business on February 28, 2005. The Manager will pay 50% of the balance of the expenses relating to the Reorganization, and the remaining 50% will be allocated among the Acquired Funds in the same manner as the first $1,000,000 of expenses, except that the Manager will pay 100% of such expenses allocated to the following Acquired Funds which are not expected to experience reduced expense ratios as a result of the Reorganization: the Principal Bond Fund, Principal MidCap Fund, Principal Tax-Exempt Bond Fund, Principal Partners LargeCap Value Fund, Principal Partners SmallCap Growth Fund, Principal International Fund and Principal Partners MidCap Growth Fund. In addition, with respect to each other Acquired Fund, the Manager will pay any portion of the remaining 50% of the balance of the expenses allocated to the Acquired Fund that exceeds an amount equal to the sum of (A) and (B), where (A) equals the result determined by multiplying the net assets attributable to the Class A shares of the Acquired Fund by the remainder of the Total Fund Operating Expense Ratio of the Class A shares of the Acquired Fund minus the Total Fund Operating Expense Ratio of the Class A shares of the Acquiring Fund and (B) equals the result determined by multiplying the net assets attributable to the Class B shares of the Acquired Fund by the remainder of the Total Fund Operating Expense Ratio of the Class B shares of the Acquired Fund minus the Total Fund Operating Expense Ratio of the Class B shares of the Acquiring Fund. For purposes of the preceding sentence, the net assets attributable to the Class A shares and the Class B shares of the Acquired Fund shall be determined as of the Effective Time or such other time to which the Manager and the Acquired Fund may agree, the Total Fund Operating Expense Ratios for the Class A shares and the Class B shares of the Acquired Fund shall be those for the fiscal year ended October 31, 2004 and the Total Fund Operating Expense Ratios for the Class A shares and the Class B shares of the Acquiring Fund shall be determined for the period beginning on November 1, 2004 and ending at the Effective Time or at such other time to which the Manager and the Acquired Fund may agree. The costs of the Reorganization shall include, but not be limited to, costs associated with preparation of the Registration Statement, printing and distribution of the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Acquired Fund Shareholders meeting. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1. The Acquired Fund and PIF, on behalf of the Acquiring Fund, agree that neither has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2. Except as specified in the next sentence, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before June 30, 2005, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any of the parties or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS; WAIVERS

         12.1 This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of PIF, on behalf of the Acquiring Fund; provided, however, that, following the meeting of the shareholders of the Acquired Fund called by the Acquired Fund pursuant to section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A and Class B Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders, or otherwise have a material adverse effect on the interests or rights of the Acquired Fund or the Acquired Fund Shareholders, without the Acquired Fund obtaining further approval of the Acquired Fund Shareholders.

         12.2. Except as otherwise expressly provided in this Agreement, each of the Acquired Fund and PIF, on behalf of the Acquiring Fund, may at any time prior to the Closing by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties contained herein and made for its benefit; and (ii) waive compliance with any of the covenants or conditions contained herein and made for its benefit, except that any such waiver that would have a material adverse effect on the interests or rights of the Acquired Fund or the Acquired Fund Shareholders, or the Acquiring Fund or the Acquiring Fund Shareholders, shall be made only with the consent of the Board of Directors of, respectively, the Acquired Fund or the Acquiring Fund.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed given upon receipt if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail addressed to the Acquired Fund, 680 8th Street, Des Moines, Iowa 50392-0200, attn: Arthur S. Filean, or to PIF, on behalf of the Acquiring Fund, 680 8th Street, Des Moines, Iowa 50392-0200, attn: Arthur S. Filean; or to Principal Management Corporation, Principal Financial Group, Des Moines, Iowa 50392, attn: Arthur S. Filean.

14   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

         14.1. The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

         14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President as of the date first written above.

PRINCIPAL BALANCED FUND, INC.                        PRINCIPAL INVESTORS FUND, INC.
PRINCIPAL CAPITAL VALUE FUND, INC.                   on behalf of each of the following Acquiring Funds:
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.                  Disciplined LargeCap Blend Fund
PRINCIPAL EQUITY INCOME FUND, INC.                            LargeCap Value Fund
PRINCIPAL PARTNERS BLUE CHIP FUND, INC.                       Partners LargeCap Value Fund
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.                  Equity Income Fund
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.                     Partners LargeCap Blend Fund I
PRINCIPAL GROWTH FUND, INC.                                   Partners LargeCap Blend Fund
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.                   LargeCap S&P 500 Index Fund
PRINCIPAL MIDCAP FUND, INC.                                   LargeCap Growth Fund
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
PRINCIPAL SMALLCAP FUND, INC.                                 Partners LargeCap Growth Fund I
PRINCIPAL PARTNERS SMALLCAP GROWTH                            MidCap Blend Fund
         FUND, INC.                                           Partners MidCap Growth Fund
PRINCIPAL REAL ESTATE SECURITIES FUND, INC.                   SmallCap Blend Fund
PRINCIPAL BOND FUND, INC.                                     Partners SmallCap Growth Fund II
PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.             Real Estate Securities Fund
PRINCIPAL TAX-EXEMPT BOND FUND, INC.                          Bond & Mortgage Securities Fund
PRINCIPAL INTERNATIONAL FUND, INC.                            Government Securities Fund
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.                   Tax-Exempt Bond Fund
PRINCIPAL LIMITED TERM BOND FUND, INC.                        Diversified International Fund
PRINCIPAL CASH MANAGEMENT FUND, INC.                          High Quality Short-Term Bond Fund
PRINCIPAL INTERNATIONAL EMERGING FUND, INC.                   Money Market Fund
                                                              International Emerging Markets Fund


By:      ___________________________       By:     _____________________________
         Ralph C. Eucher                           Michael J. Beer
         President                                 Executive Vice President

PRINCIPAL MANAGEMENT CORPORATION



By:       ______________________________
             Ralph C. Eucher
             President

                                                                     Appendix B

                COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Acquired Fund and PIF on behalf of the Acquiring Fund have adopted "fundamental" investment restrictions that may not be changed for any Fund without the approval of a "majority of the outstanding voting securities" (as defined under "Voting Information - Voting Rights") of the Fund. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments and short sales of securities.

         The table below compares the principal fundamental restrictions that apply to the Acquired and Acquiring Funds. Additional fundamental investment restrictions that apply only to the Acquired Fund and not the Acquiring Fund are set forth following the table.

           Comparison of Principal Fundamental Investment Restrictions

----------------------------------------------------------------- ---------------------------------------------------------------
                  Applicable to Acquired Fund                                      Applicable to Acquiring Fund

----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Senior Securities:                                                Senior Securities:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
                                                                   The Fund may not issue any senior  securities  as defined in the 1940 Act.  Purchasing and selling securities and futures
                                                                   contracts  and  options   thereon  and  borrowing  money  in
                                                                   accordance with restrictions  described below do not involve the issuance of a senior security.
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Commodities:                                                      Commodities:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------

                                                                   The Fund may not invest in physical commodities or commodity contracts  (other  than  foreign  currencies),  but  it  may purchase and sell financial  futures  contracts,  options on such  contracts,  swaps and  securities  backed by  physical commodities.

----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Real Estate:                                                      Real Estate:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
The Fund may not engage in the purchase and sale of illiquid      The Fund may not nvest in real estate, although it may
interests in real estate, including interests in real estate      invest in securities that are secured by real estate
investment trusts (although it may invest in securities secured   and securities of issues that invest or deal in real estate.
by real estate or interests therein) or invest in commodities or commodity contracts, oil and gas interests,
or mineral exploration or development programs.
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Borrowing:                                                        Borrowing:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
The Fund may not borrow money except from banks for temporary     The Fund may not borrow  money,  except  that it may a)
or emergency purposes, including the meeting of redemption        borrow from banks (as defined in the 1940 Act) or other
requests which might otherwise require the untimely disposition   financial  institutions  or through  reverse  repurchase
of securities, in an amount not to exceed the lesser of a) 5%     agreements  in amounts  up to 33 1/3% of its total  assets
of the value of the Fund's assets, or b) 10% of the value of      (including  the amount  borrowed);  b) to the extent
the Fund's net assets taken at cost at the time such borrowing    permitted by applicable law, borrow up to an additional 5% of
is made. The Fund will not issue senior securities except in      its total assets for temporary  purposes;  c) obtain
connection with such borrowings. The Fund may not pledge,         short-term  credits as may be necessary  for the clearance of
mortgage, or hypothecate its assets (at value) to an extent       purchases and sales of portfolio securities;  and d) purchase
greater than 10% of the net assets.                               securities on margin to the extent  permitted  by
                                                                  applicable   law  (the  deposit  or  payment  of  margin  in
                                                                  connection  with   transactions  in  options  and  financial
                                                                  futures  contracts is not considered  purchase of securities on margin).*


                                                                  * The PIF Board of  Directors  has  approved a  proposal  to amend this fundamental restriction and has directed that the proposal be submitted to  shareholders of the Acquiring Fund for approval at the PIF Shareholders Meeting. If approved by
                                                                  shareholders,   the  amended  fundamental  restriction  with
                                                                  respect to borrowing will provide as follows:

                                                                      The Fund may not borrow money, except as permitted under the
                                                                      1940  Act,  as  amended,  and as  interpreted,  modified  or
                                                                      otherwise   permitted   by   regulatory   authority   having
                                                                      jurisdiction, from time to time.
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Making Loans:                                                     Making Loans:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
The Fund may not make loans, except that the Fund may a)          The Fund may not make loans, except that the Fund may a)
purchase and hold debt obligations in accordance with its         purchase and hold debt obligations in accordance  with its
investment objective and policies, b) enter into repurchase       investment  objectives and policies;  b) enter into
agreements, and c) lend its portfolio securities without          repurchase  agreements;  and  c)  lend  its  portfolio
limitation against collateral (consisting of cash or securities   securities  without limitation against  collateral
issued or guaranteed by the U.S. Government or its agencies or    (consisting of cash or liquid assets) equal at all times to
instrumentalities) equal at all times to not less than 100% of    not less than 100% of the value of the  securities  loaned.
the value of the securities loaned.                               This limit does not apply to purchases  of debt securities or commercial paper.
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Diversification:                                                  Diversification:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
                                                                  The Fund may not invest more than 5% of its total  assets in the  securities  of any one issuer  (other than  obligations issued or guaranteed by the U.S.  government or its agencies or  instrumentalities)  or  purchase  more  than  10% of the outstanding voting securities of any one issuer, except that this limitation  shall apply only with respect to 75% of the total assets of the Fund.
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Underwriting:                                                     Underwriting:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
The Fund may not act as an underwriter except to the extent       The Fund may not act as an underwriter of securities, except that, in connection wtih the disposition of portfolio securities, to the extent that the Fund may be deemed to be an
it may be deemed to be an underwriter under the federal           underwriter in connection with the sale of securities held
securities laws.                                                  in its portfolio.
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Concentration:                                                    Concentration:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
The Fund may not concentrate its investments in any one           The Fund may not concentrate its investments in any
industry. No more than 25% of the value of its total assets       particular industry, except that the Fund may invest up to will be invested in securities of issuers having their principal  25% of the value of its total assets in a single industry,
activities in any one industry, other than securities issued or   provided that, when the Fund has adopted a temporary
guaranteed by the U.S. Government or its agencies or              defensive posture, there shall be no limitation on the
instrumentalities, or obligations of domestic branches of U.S.    purchase of obligations issued or guaranteed by the U.S.
banks and savings institutions.                                   government or its agencies or instrumentalities.
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Short Sales:                                                      Short Sales:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
The Fund may not purchase  securities  on margin,  except it       The Fund may not sell  securities  short  (except  where the
may obtain such short-term  credits as are necessary for the       Fund  holds or has the right to  obtain  at no added  cost a
clearance of transactions.  The Fund will not effect a short       long position in the securities  sold that equals or exceeds
sale of any security. The Fund will not issue or acquire put       the securities sold short).
and call  options,  straddles or spreads or any  combination thereof.
----------------------------------------------------------------- ---------------------------------------------------------------


                        Additional Fundamental Investment
                  Restrictions Applicable to the Acquired Fund

The Cash Management Fund may not:

o purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

o purchase the securities of any issuer if the purchase will cause more than 10% of the outstanding voting securities of the issuer to be held by the Fund (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

o purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the value of the Fund's total assets.

o purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization.

o purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

o    invest in companies for the purpose of exercising control or management.

o invest in time deposits maturing in more than seven days; time deposits maturing from two business days through seven calendar days may not exceed 10% of the value of the Fund's total assets.

o invest more than 10% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

                                                                      Appendix C

                 CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

Securities and Investment Practices

         Market Volatility. Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

         Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

         Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements And Loaned Securities

         Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

         Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts

         The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency). Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments

         Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants

         Each of the Funds may invest up to 5% of its assets in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Derivatives

         To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

         Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

         There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.

         Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

     o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
     o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
     o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
     o    the counterparty may fail to perform its obligations.

Convertible Securities

         Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

         Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

         The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Foreign Investing

         Each of the Funds may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
     o companies with their principal place of business or principal office outside the U.S.; and
     o companies for which the principal securities trading market is outside the U.S.

         Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

         Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

         With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

         Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

         A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

         Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
     o    increased social, political and economic instability;
     o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility; lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
     o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
     o    relatively new capital market structure or market-oriented economy;
     o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
     o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

         In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

         Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

         Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

         Each of the Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

         Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

         From time to time, as part of its investment strategy, each of the Funds may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

         There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

                                                                     Appendix D

                              DEBT SECURITY RATINGS

Standard & Poor's Ratings Group ("S&P")

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1."

Bonds:

AAA               Debt rated AAA has the  highest  rating  assigned by S&P.
                  Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC       Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Investors Service, Inc. ("Moody's")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

                                                                      Appendix E


                             PRINCIPAL MUTUAL FUNDS
                     AUDIT AND NOMINATING COMMITTEE CHARTER

Organization

The Audit and Nominating Committee of the Board of Directors ("Board") shall be composed of directors who are not interested persons as defined in the Investment Company Act of 1940.

Statement of Policy

The function of the Audit and Nominating Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control over financial reporting, and the auditor's responsibility to plan and carry out a proper audit. Specifically, Fund management is responsible for: (1) the preparation, presentation and integrity of the Fund's financial statements; (2) the maintenance of appropriate accounting and financial reporting principles and policies; and (3) the maintenance of internal control over financial reporting and other procedures designed to assure compliance with accounting standards and related laws and regulations. The independent auditors are responsible for planning and carrying out an audit consistent with applicable legal and professional standards and the terms of their engagement letter. Nothing in this Charter shall be construed to reduce the responsibilities or liabilities of the Fund's service providers, including the auditors.

Although the Committee is expected to take a detached and questioning approach to the matters that come before it, the review of a Fund's financial statements by the Committee is not an audit, nor does the Committee's review substitute for the responsibilities of the Funds management for preparing; or the independent auditors for auditing, the financial statements. Members of the Committee are not full-time employees of the Fund and, in serving on this Committee, are not, and do not hold themselves out to be, acting as accountants or auditors. As such, it is not the duty or responsibility of the Committee or its members to conduct "field work" or other types of auditing or accounting reviews or procedures.

In discharging their duties the members of the Committee are entitled to rely on information, opinions, reports, or statements, including financial statements and other financial data, if prepared or presented by: (1) one or more officers of the Fund whom the director reasonably believes to be reliable and competent in the matters presented; (2) legal counsel, public accountants, or other persons as to matters the director reasonably believes are within the persons professional or expert competence; or (3) a Board committee of which the director is not a member.

The Committee shall assist the directors in fulfilling their responsibilities to the shareholders, potential shareholders, and investment community relating to monitoring the integrity of the financial reporting processes and systems of internal accounting and financial controls, the compliance with legal and regulatory requirements, the independence and performance of internal and external auditors, and the effectiveness and efficiency of operations. The auditors for the Fund shall report directly to the Committee. Further, the Committee shall be responsible for maintaining free and open communication among the directors, the independent auditors, the internal auditors, and the management of the Fund.

Responsibilities

In carrying out its responsibilities, the Committee should be flexible so that it can best react to changing conditions to provide the directors and shareholders with reasonable assurance that the Fund accounting and reporting practices are in accordance with all requirements and are of the highest quality.

The Committee shall have the authority to retain outside counsel or other consultants to advise the Committee as it deems appropriate to its duties. The Committee may request any officer or employee of the Fund or management company or the company's outside counsel or independent auditors to attend a meeting of the Committee or to meet with any members of, or consultants to the Committee. No member of the Committee shall receive any compensation from the Fund except for service as a member of the Fund's Board or a committee of the Board.

                  The Committee shall meet not less than twice per year to review the Fund's financial statements and shall make regular reports to the Board addressing such matters as the quality and integrity of the Company's financial statements, the Company's compliance with legal and regulatory requirements and the performance of the independent and internal auditors. The chair of the Committee may call additional meetings as necessary.


The Committee shall:

1. Appoint, compensate, and conduct oversight of the work of the independent auditors.

2. Meet with the independent auditors to review the scope and approach of the proposed audit plan and the audit procedures to be performed.

3. Confirm and ensure the objectivity of the internal auditors and the independence of the independent auditors. Pre-approve all engagements and compensation to be paid to the auditor consistent with the Fund's Policy on Auditor Independence and discuss independence issues with the independent auditor on an annual basis. If so determined by the Committee, recommend that the Board take appropriate action to satisfy itself of the independence of the auditor.

         No engagement of the independent auditor should:
          (a) create a mutual or conflicting interest between the audit firm and the Fund
          (b)  place the audit firm in the position of auditing its own work
          (c) result in the audit firm acting in a management role for the Fund, or
          (d) place the audit firm in a position of being an advocate for the Fund.

                  Annually, the independent auditor shall report all relationships that may bear on independence between the auditor and the Fund with respect to any services provided by the auditor, its subsidiaries or affiliates.

4. Review the adequacy and effectiveness of the Fund's internal controls, with the independent auditors, the organization's internal auditors, and its financial and accounting personnel, and consider their recommendations for improving the internal controls or particular areas where new or more detailed controls or procedures are desirable. Particular emphasis should be given to the adequacy of internal controls in exposing any payments, transactions, or procedures that might be deemed illegal or otherwise improper. Consider major changes to the Fund's auditing and accounting principles and practices as suggested by the independent auditors, internal auditor or management.

5. Request that management inform the Committee of all new or changed accounting principles and disclosure practices on a timely basis. Inquire of the auditors regarding their judgments and reasoning regarding the appropriateness of the changes or proposed changes, as well as the appropriateness of the accounting principles and disclosure practices management employs for new transactions or events.

6. Review legal and regulatory matters that may have a material effect on the financial statements, the Fund's compliance policies and ethical business practices programs, and any material related to regulatory examinations or reports received from regulators or government agencies.

7. Inquire of management, the internal auditors, and the independent auditors regarding significant risks or exposures, and assess the steps management has taken to minimize such risks and exposures to the organization.

8. Review the results of the Fund's monitoring of compliance with its Code of Ethics.

9. Review the Fund's policies and procedures with respect to officers' and directors' expense accounts and perquisites, including their use of the organization's assets, and consider the results of the internal or independent auditors' reviews of those areas. (Expenses of individuals serving in the role of a Fund officer are not charged to the Fund and there are no related perquisites. Fees and reimbursable expenses of the independent directors are the only expenses of Fund directors charged to the Fund).

10. Review the Fund's internal audit function, including its audit plans, staffing, explanations for any deviations from plans, and the coordination of such plans with those of the independent auditors.

11. Review the significant issues reported to management prepared by the internal auditor and management's responses. Receive a summary of findings from completed internal audits. Review with the internal auditors any difficulties encountered in the course of the audit work, including any restrictions on the scope of activities or access to required information.

12. Meet with the independent auditors, at the conclusion of the audit, to review the results of the audit, including any comments or recommendations of the independent auditors. In addition, review with the independent auditors any major issues regarding accounting and auditing principles, practices and judgments as well as the adequacy of internal controls that could significantly affect the financial statements. Further, report the results of the annual audit to the Board of Directors.

13. Review the financial statements contained in the annual report to shareholders with management and the independent auditors. Inquire of the independent auditors regarding their qualitative judgments about the appropriateness, not just the acceptability, of the accounting principles and the clarity of the financial disclosures. Also, inquire of the independent auditors regarding their reasoning in accepting or questioning management's significant estimates.

14. Inquire of the independent auditors regarding their judgments about whether management's accounting principles and estimates are conservative, moderate, or extreme from the perspective of income, asset, and liability recognition, and whether those principles are common practices or minority practices. Also, discuss with the independent auditors how the Fund's choices of accounting principles and disclosure practices may affect shareholders' and the public's views and attitudes about the organization.

15. Discuss with the independent auditors other matters, if any, required to be discussed by Statements on Auditing Standards relating to the conduct of the audit such as audit adjustments, fraud and illegal acts, auditor retention issues, consultation with other auditors, disagreements with management and resolve any such disagreements, access to information, other difficulties encountered during the audit, etc.

16. Meet separately with the independent auditors and internal auditors without management. Among the items to be discussed in these meetings are the independent auditors' evaluation of the Fund's financial, accounting, and auditing personnel, and the cooperation that the independent auditors received during the audit.

17. Establish and maintain procedures for the handling of complaints received regarding accounting, internal controls, and auditing.

18. Submit the minutes of all the Committee's meetings to, or discuss the matters considered at each Committee meeting with, the Board of Directors. Review and reassess the adequacy of this Charter annually and recommend any proposed changes to the Board for approval.

19. Select, review and nominate for consideration by the Board candidates for directors who are not interested persons as defined in the Investment Company Act of 1940.


                     (adopted by the Board of Directors of
           each of the Principal Mutual Funds on September 13, 2004)

                                                                      Appendix F

                     OUTSTANDING SHARES AND SHARE OWNERSHIP

         This Appendix sets forth information as to the number of shares outstanding and entitled to vote of each class of shares of the Acquired Fund, the number of outstanding shares of each class of shares of the Acquiring Fund and the percentage ownership by certain shareholders of such shares of the Acquired and Acquiring Funds.

Acquired Fund

         The following table shows as of the Record Date the number of Class A and Class B shares of the Acquired Fund outstanding and entitled to vote.

                                                          Number of Shares
Acquired Fund                             Share Class       Outstanding

Principal Cash Management Fund, Inc.        Class A
                                            Class B


         The following table shows as of March 3, 2005 the percentage of the outstanding Class A and Class B shares of the Acquired Fund owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.

                                                             Percentage Owned
Acquired Fund                            Share Class         by Principal Life

Principal Cash Management Fund, Inc.       Class A                0.49%
                                           Class B                0.00%

         As of March 3, 2005, the Directors and officers of the Acquired Fund together owned less than 1% of its outstanding shares.

         As of March 3, 2005, the following persons owned of record, or were known by the Acquired Fund or the Acquiring Fund to own beneficially, 5% or more of the outstanding shares of any Class of the Acquired Fund:


                                                                                     Share          Percentage
Acquired Fund                          Name and Address of Shareholder               Class         Of Ownership

Principal Cash Management Fund, Inc.   Princor Financial Services Corporation       Class A        5.0%
                                       Principal Financial Group
                                       Attn:  Valorie Hammen, N003-E20
                                       Des Moines, IA  50392-0200

                                       Delaware Charter Guarantee & Trust Co.       Class A        9.5%
                                       Attn:  Lori N. Richards
                                       P.O. Box 8738 Wilmington, DE 19899-8738

Acquiring Fund

         The following table shows as of the Record Date the number of shares outstanding of each Class of shares of the Acquiring Fund.



                                                         Number of Shares
Acquiring Fund                  Share Class                 Outstanding

PIF Money Market Fund           Institutional
                                Select
                                Preferred
                                Advisors Select
                                Advisors Signature
                                Advisors Preferred
                                Class J

         The following table shows as of March 3, 2005 the percentage of the outstanding shares of each class of the Acquiring Fund owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.


                                                         Percentage Owned
Acquiring Fund                Share Class               by Principal Life

PIF Money Market Fund         Institutional                    0.00%
                              Select                           0.29%
                              Preferred                        0.00%
                              Advisors Select                  0.00%
                              Advisors Signature               100.00%
                              Advisors Preferred               0.00%
                              Class J                          0.00%



         As of March 3, 2005, the Directors and officers of PIF Fund together owned less than 1% of the outstanding shares of the Acquiring Fund.

         As of March 3, 2005, the persons identified below owned of record, or were known by the Acquiring Fund or the Acquired Fund to own beneficially, 5% or more of the outstanding shares of the Class of the Acquiring Fund indicated.

                                                                     Percentage
Share Class                            Name and Address             of Ownership

   Institutional Class     LIFETIME 2010 FUND                             47.2
                           ATTN JAMIE SCRIGNOLI N-002-E20
                           MUTUAL FUND ACCOUNTING
                           711 HIGH STREET
                           DES MOINES, IA 50392-0200

                           LIFETIME STRATEGIC INCOME FUND                 52.7
                           ATTN JAMIE SCRIGNOLI N-002-E20
                           MUTUAL FUND ACCOUNTING
                           711 HIGH STREET
                           DES MOINES, IA 50392-0200

      Select Class         Bankers Trust Company NA                       69.3
                           FBO Delora Williams
                           665 Locust
                           Des Moines, IA 50304

                           Wachovia Bank NA                               23.3
                           FBO Kewaunee Scientific Corp Exec Def Plan
                           Tanya Whitaker One West Fourth Stre
                           Winston-Salem, NC 27150

     Preferred Class       DELAWARE CHARTER GUAR & TRUST                   9.1
                           FBO PRINCIPAL FINANCIAL GROUP
                           ATTN:  RIS NPIO TRADE DESK
                           711 HIGH STREET
                           DES MOINES, IA 50392

                           INSURANCE SERVICES OFFICE, INC TTEE             7.9
                           ISO SUPPLEMENTAL EXEC SAVING PLAN
                           545 WASHINGTON BLVD
                           JERSEY CITY, NJ 07310-1607

                           Trustar                                        10.0
                           FBO SOUTHWIRE BALANCED FUND
                           RETIREMENT PLAN
                           PO BOX 8963
                           WILMINGTON, DE 19899-8963

                           Delaware Charter Guarantee & Trust             40.4
                           FBO Various Qualified Plans
                           FBO PRINCIPAL FINANCIAL GROUP
                           ATTN RIS NPIO TRADE DESK
                           711 HIGH STREET
                           DES MOINES, IA 50392

                           PRINCIPAL TRUST COMPANY NA TTEE                 7.3
                           ATTN SUSAN SAGGIONE
                           FBO PRIORITY HLTH SUPPL EX DEF PLN
                           C/O DEBORAH PHILLIPS
                           1231 E BELTLINE AVE NE
                           GRAND RAPIDS, MI 49525-7024

  Advisors Select Class    Delaware Charter Guarantee & Trust             94.9
                           FBO Various Qualified Plans
                           FBO PRINCIPAL FINANCIAL GROUP
                           ATTN RIS NPIO TRADE DESK
                           711 HIGH STREET
                           DES MOINES, IA 50392

Advisors Preferred Class   DELAWARE CHARTER GUAR & TRUST                  22.4
                           FBO PRINCIPAL ADVANTAGE TRUST
                           ATTN:  RIS NPIO TRADE DESK
                           711 HIGH STREET
                           DES MOINES, IA 50392

                           Delaware Charter Guarantee & Trust             57.1
                           FBO Various Qualified Plans
                           FBO PRINCIPAL FINANCIAL GROUP
                           ATTN RIS NPIO TRADE DESK
                           711 HIGH STREET
                           DES MOINES, IA 50392

                                                                      Appendix G

                       ADDITIONAL PERFORMANCE INFORMATION

         Set forth below for each of the Acquired and Acquiring Funds is a bar chart which provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The bar chart for the Acquired Fund shows performance for Class A shares of that Fund. The bar chart for the Acquiring Fund, which has not yet issued Class A or Class B shares, shows performance of its Institutional Class Shares. The Class A and Class B shares of the Acquiring Fund will have higher expenses, and thus lower performance, than the Institutional Shares.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

1995                               5.44
1996                               4.96
1997                               4.88
1998                               5.15
1999                               4.63
2000                               5.89
2001                               3.72
2002                               1.20
2003                               0.49
2004                               0.74

    TO OBTAIN THE FUND'S CURRENT YIELD, CALL
     1-800-247-4123.

The year-to-date return as of December 31, 2004 for Class A is 0.74% and for Class B is 0.56%.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR
LOGO

2002                               1.49
2003                               0.80
2004                               1.01


     TO OBTAIN THE FUND'S CURRENT YIELD, CALL
     1-800-547-7754

Year-to-date return as of December 31, 2004 for the Institutional Class is 1.01%.

                               FORM OF PROXY CARD


                    Two Low-Cost Ways to Cast Your Proxy Vote

                               Save Time and Money

It's Fast and Convenient. The accompanying Proxy Statement/Prospectus outlines important issues affecting your [NAME OF PMF FUND]. Help us save time and postage by voting on the Internet or by telephone. Each method is generally available 24 hours a day and will ensure that your vote is confirmed and posted immediately. DO NOT MAIL THE PROXY CARD IF YOU ARE VOTING BY INTERNET OR TELEPHONE.

                                 VOTING BY PHONE

o        Read the Proxy Statement/Prospectus and have this card at hand.
o        Call toll-free 1-888-[TELEPHONE NUMBER].
o        Enter your Control Number and follow the recorded instructions.
o        Do not return this paper ballot.


                             VOTING ON THE INTERNET

o        Read the Proxy Statement/Prospectus and have this card at hand.
o        Log onto www.proxyweb.com.
o        Enter you Control Number and follow the on-screen instructions.
o        Do not return this paper ballot.


                             VOTE YOUR PROXY TODAY!

               JOINT SPECIAL MEETING OF SHAREHOLDERS JUNE 16, 2005
                               [NAME OF PMF FUND]
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned shareholder appoints Arthur S. Filean, Ernest H. Gillum and Michael J. Beer, and each of them separately, Proxies, with power of substitution, and authorizes them to represent and to vote as designated on this ballot, at the meeting of shareholders of the Fund to be held June 16, 2005 at 2:00 p.m., Central Daylight Time, and any adjournments thereof, all the shares of the Fund that the undersigned shareholder would be entitled to vote if personally present.

Check the appropriate box on the ballot, date the ballot and sign exactly as you name appears. Your signature acknowledges receipt of the Notice of Joint Special Meeting of Shareholders and the Proxy Statement/Prospectus, both dated April___, 2005. Shares will be voted as you instruct. If no direction is made, the proxy will be voted FOR the proposals listed. In their discretion the Proxies will also be authorized to vote upon such other matters that may properly come before the meeting.

Date________________, 2005



-------------------------------------
Signature of Shareholder(s) (if held jointly)

NOTE: PLEASE SIGN EXACTLY AS YOU NAME APPEARS ON THIS BALLOT. PLEASE MARK, SIGN, DATE AND MAIL YOUR PROXY BALLOT IN THE ENCLOSED POSTAGE-PAID ENVELOPE. If shares are held jointly, either party may sign. If executed by a corporation, an authorized officer must sign. Executors, administrators and trustees should so indicate when signing.

Please fill in boxes as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.

The Board of Directors recommends that shareholders vote FOR the first Proposal and FOR the election of all nominees for Director. Sign the proxy ballot and return it as soon as possible in the enclosed envelope.

PROPOSALS

1.    Approval of Agreement and Plan of Reorganization                    [   ] FOR
     providing for the combination of the [NAME OF PMF FUND]
     (the "Acquired Fund") into the [NAME OF PIF FUND] (the               [   ] AGAINST
     "Acquiring Fund").
                                                                          [   ] ABSTAIN
2.    Election of the following nine nominees as Directors of             [   ]  FOR ALL NOMINEES
     [NAME OF PMF FUND]: Elizabeth Ballantine, James D. Davis,
     Richard W. Gilbert, Mark A Grimmett, William C. Kimball,             [   ]  WITHHOLD AUTHORITY FOR ALL NOMINEES
     Barbara A. Lukavsky, John E. Aschenbrenner, Ralph C.
     Eucher, and Larry D. Zimpleman.                                      [   ]  WITHHOLD AUTHORITY FOR INDIVIDUAL
                                                                                NOMINEE(S) NAMED BELOW:

                  -----------------------------

                                     PART B


                             INFORMATION REQUIRED IN
                      A STATEMENT OF ADDITIONAL INFORMATION

                         PRINCIPAL INVESTORS FUND, INC.
                                 680 8th Street
                           Des Moines, Iowa 50392-0200


                       STATEMENT OF ADDITIONAL INFORMATION

                              Dated: April __, 2005


This Statement of Additional Information is available to the shareholders of the "Acquired Funds" listed below, each of which is a separate mutual fund and all of which are collectively and commonly known as the Principal Mutual Funds ("PMF"), in connection with the proposed Reorganization providing for the combination of each Acquired Fund into the corresponding "Acquiring Fund" listed below, each of which is a separate series of Principal Investors Fund, Inc. ("PIF").


                                                                   Corresponding
PMF Acquired Fund                                                  PIF Acquiring Fund

Principal Balanced Fund, Inc.                         --       PIF Disciplined LargeCap Blend Fund
Principal Capital Value Fund, Inc.                    --       PIF LargeCap Value Fund
Principal Partners LargeCap Value Fund, Inc.          --       PIF Partners LargeCap Value Fund
Principal Equity Income Fund, Inc.                    --       PIF Equity Income Fund
Principal Partners Blue Chip Fund, Inc.               --       PIF Partners LargeCap Blend Fund I
Principal Partners LargeCap Blend Fund, Inc.          --       PIF Partners LargeCap Blend Fund
Principal LargeCap Stock Index Fund, Inc.             --       PIF LargeCap S&P 500 Index Fund
Principal Growth Fund, Inc.                           --       PIF LargeCap Growth Fund
Principal Partners Equity Growth Fund, Inc.           --       PIF Partners LargeCap Growth Fund I
Principal MidCap Fund, Inc.                           --       PIF MidCap Blend Fund
Principal Partners MidCap Growth Fund, Inc.           --       PIF Partners MidCap Growth Fund
Principal SmallCap Fund, Inc.                         --       PIF SmallCap Blend Fund
Principal Partners SmallCap Growth Fund, Inc.         --       PIF Partners SmallCap Growth Fund II
Principal Real Estate Securities Fund, Inc.           --       PIF Real Estate Securities Fund
Principal Bond Fund, Inc.                             --       PIF Bond & Mortgage Securities Fund
Principal Government Securities Income Fund, Inc.     --       PIF Government Securities Fund
Principal Tax-Exempt Bond Fund, Inc.                  --       PIF Tax-Exempt Bond Fund
Principal International Fund, Inc.                    --       PIF Diversified International Fund
Principal International SmallCap Fund, Inc.           --       PIF Diversified International Fund
Principal Limited Term Bond Fund, Inc.                --       PIF High Quality Short-Term Bond Fund
Principal Cash Management Fund, Inc.                  --       PIF Money Market Fund
Principal International Emerging Markets Fund, Inc.   --       PIF International Emerging Markets Fund

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated April __, 2005, relating to the Joint Special Meeting of Shareholders of the Acquired Funds to be held on May 26, 2005. The Proxy Statement/Prospectus, which describes the proposed Reorganization, may be obtained without charge by writing to Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-2080, or by calling toll free at 1-800-247-4123. This Statement of Additional Information includes and is accompanied by the Statement of Additional Information of PIF dated March 1, 2005.

     This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) that have been filed with the Securities and Exchange Commission:

     (1) The Statement of Additional Information of PIF dated March 1, 2005, as filed on __________;

     (2) The financial statements of PIF included in its Annual Report to Shareholders for the fiscal year ended October 31, 2004, which have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as filed on ________, 2005, insofar as such financial statements relate to the Acquiring Funds; and the financial statements of each of the Acquired Funds included in their respective Annual Reports to Shareholders for the fiscal year ended October 31, 2004, which have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as filed on ________, 2005.

     The Annual and Semi-Annual Reports to Shareholders of PIF and each of the Acquired Funds are available upon request and without charge by calling toll-free at 1-800-247-4123.


                                TABLE OF CONTENTS


Pro Forma Financial Statements consisting of (i) Statement of Assets and Liabilities, (ii) Statement of Operations; (iii) Schedule of Portfolio Investments and (iv) Notes to Pro Forma Financial Statements (see below), for each of the following combinations of an Acquired Fund into an Acquiring Fund:

--Principal Balanced Fund, Inc. and PIF Disciplined LargeCap Blend Fund
--Principal Capital Value Fund, Inc. and PIF LargeCap Value Fund
--Principal Partners Blue Chip Fund, Inc. and PIF Partners LargeCap Blend Fund I
--Principal Partners LargeCap Blend Fund, Inc. and PIF Partners LargeCap Blend Fund
--Principal LargeCap Stock Index Fund, Inc. and PIF LargeCap S&P 500 Index Fund
--Principal Growth Fund, Inc. and PIF LargeCap Growth Fund
--Principal MidCap Fund, Inc. and PIF MidCap Blend Fund
--Principal Partners MidCap Growth Fund, Inc. and PIF Partners MidCap Growth Fund
--Principal SmallCap Fund, Inc. and PIF SmallCap Blend Fund
--Principal Partners SmallCap Growth Fund, Inc. and PIF Partners SmallCap Growth Fund II
--Principal Real Estate Securities Fund, Inc. and PIF Real Estate Securities Fund
--Principal Bond Fund, Inc. and PIF Bond & Mortgage Securities Fund
--Principal Government Securities Income Fund, Inc. and PIF Government Securities Fund
--Principal International Fund, Inc. , Principal International SmallCap Fund, Inc.
  and PIF Diversified International Fund
--Principal Limited Term Bond Fund, Inc. and PIF High Quality Short-Term Bond Fund
--Principal Cash Management Fund, Inc. and PIF Money Market Fund
--Principal International Emerging Markets Fund, Inc. and PIF International Emerging Markets Fund

--Notes to Pro Forma Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                              COMBINED
                            PRINCIPAL        DISCIPLINED                     DISCIPLINED
                            BALANCED          LARGECAP       PRO FORMA        LARGECAP
                           FUND, INC.      BLEND FUND/(D)/  ADJUSTMENTS       BLEND FUND
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..   $103,021,102       $242,096,087    $      --      $345,117,189
                         ============       ============    =========      ============
ASSETS
Investment in
 securities--at value.   $104,898,965/(c)/  $247,236,853    $      --      $352,135,818/(c)/
Cash..................         19,964              9,751           --            29,715
Receivables:
 Capital Shares sold..         14,723            587,026           --           601,749
 Dividends and
  interest............        437,140            117,836           --           554,976
 Investment securities
  sold................        787,211            433,594           --         1,220,805
Variation margin on
 futures contracts....             --              3,270           --             3,270
Other assets..........          4,818                 --           --             4,818
Prepaid directors'
 expenses.............             51                 --           --                51
                         ------------       ------------    ---------      ------------
          Total Assets    106,162,872        248,388,330           --       354,551,202
LIABILITIES
Accrued management and
 investment advisory
 fees.................         11,503             28,156           --            39,659
Accrued administrative
 service fees.........             --                  1           --                 1
Accrued distribution
 fees.................          5,040                  1           --             5,041
Accrued service fees..             --                  1           --                 1
Accrued transfer and
 administrative fees..         62,387                 --           --            62,387
Accrued other expenses         54,414                 --           --            54,414
Payables:
 Capital Shares
  reacquired..........         64,548                 --           --            64,548
 Investment securities
  purchased...........      4,178,275            343,433           --         4,521,708
 Collateral obligation
  on securities
  loaned, at value....        778,576                 --           --           778,576
                         ------------       ------------    ---------      ------------
     Total Liabilities      5,154,743            371,592           --         5,526,335
                         ------------       ------------    ---------      ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES   $101,008,129       $248,016,738    $      --      $349,024,867
                         ============       ============    =========      ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......   $110,701,478       $241,480,005    $      --      $352,181,483
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....         87,242            198,078           --           285,320
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).    (11,658,454)         1,119,941           --       (10,538,513)
Net unrealized
 appreciation
 (depreciation) of
 investments..........      1,877,863          5,218,714           --         7,096,577
                         ------------       ------------    ---------      ------------
      Total Net Assets   $101,008,129       $248,016,738    $      --      $349,024,867
                         ============       ============    =========      ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    100,000,000        200,000,000           --       200,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A       $      9,230          N/A      $      9,230
  Shares issued and
 outstanding..........                               716                            716
  Net asset value per
 share................                      $      12.89                   $      12.89
                                            ============                   ============

Advisors Select: Net
 Assets...............            N/A       $     10,042          N/A      $     10,042
  Shares issued and
 outstanding..........                               780                            780
  Net asset value per
 share................                      $      12.87                   $      12.87
                                            ============                   ============

Class A: Net Assets...   $ 85,881,686                N/A           --      $ 85,881,686
  Shares issued and
 outstanding..........      6,823,852                        (192,062)        6,631,790
  Net asset value per
 share................   $      12.59                              --      $      12.95
  Maximum offering
 price per share /(a)/   $      13.36                              --      $      13.74
                         ============                              ==      ============

Class B: Net Assets...   $ 15,126,443                N/A           --      $ 15,126,443
  Shares issued and
 outstanding..........      1,208,875                         (40,810)        1,168,065
  Net asset value per
 share /(b)/..........   $      12.51                              --      $      12.95
                         ============                              ==      ============

Institutional: Net
 Assets...............            N/A       $247,978,493          N/A      $247,978,493
  Shares issued and
 outstanding..........                        19,149,187                     19,149,187
  Net asset value per
 share................                      $      12.95                   $      12.95
                                            ============                   ============

Preferred: Net Assets.            N/A       $      9,539          N/A      $      9,539
  Shares issued and
 outstanding..........                               738                            738
  Net asset value per
 share................                      $      12.93                   $      12.93
                                            ============                   ============

Select: Net Assets....            N/A       $      9,434          N/A      $      9,434
  Shares issued and
 outstanding..........                               731                            731
  Net asset value per
 share................                      $      12.91                   $      12.91
                                            ============                   ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
/(d) /Effective March 1, 2005, LargeCap Blend Fund I changed its name to
  Disciplined LargeCap Blend Fund.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                      COMBINED
                        PRINCIPAL   DISCIPLINED                      DISCIPLINED
                         BALANCED    LARGECAP        PRO FORMA        LARGECAP
                        FUND, INC.  BLEND FUND   ADJUSTMENTS /(A)/    BLEND FUND
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $1,002,270  $  331,531       $     --        $ 1,333,801
 Interest.............   1,747,349      45,570             --          1,792,919
 Securities lending...       2,889          --             --              2,889
                        ----------  ----------       --------        -----------
          Total Income   2,752,508     377,101             --          3,129,609
Expenses:
 Management and
  investment advisory
  fees................     604,671     153,994            434            759,099
 Distribution fees -
  Advisors Preferred..          --         299             --                299
 Distribution fees -
  Advisors Select.....          --         358             --                358
 Distribution fees -
  Class A.............     168,458          --             --            168,458
 Distribution fees -
  Class B.............     144,277          --             --            144,277
 Distribution fees -
  Select..............          --         120             --                120
 Administrative
  service fees -
  Advisors Preferred..          --         179             --                179
 Administrative
  service fees -
  Advisors Select.....          --         239             --                239
 Administrative
  service fees -
  Preferred...........          --         132             --                132
 Administrative
  service fees -
  Select..............          --         155             --                155
 Registration fees -
  Class A.............       8,074          --             --              8,074
 Registration fees -
  Class B.............       9,245          --             --              9,245
 Service fees -
  Advisors Preferred..          --         203             --                203
 Service fees -
  Advisors Select.....          --         299             --                299
 Service fees -
  Preferred...........          --         180             --                180
 Service fees - Select          --         179             --                179
 Shareholder reports -
  Class A.............      15,413          --             --             15,413
 Shareholder reports -
  Class B.............       3,371          --             --              3,371
 Transfer and
  administrative fees
  - Class A...........      89,242          --             --             89,242
 Transfer and
  administrative fees
  - Class B...........      20,517          --             --             20,517
 Auditing and legal
  fees................       9,538          --         (9,538)                --
 Custodian fees.......      50,166          --        (50,166)                --
 Directors' expenses..       3,416          --         (3,416)                --
 Registration fees....      30,886          --             --             30,886
 Transfer and
  administrative fees.     238,592          --          2,033            240,625
 Other expenses.......       5,873          --         (5,873)                --
                        ----------  ----------       --------        -----------
  Total Gross Expenses   1,401,739     156,337        (66,526)         1,491,550
 Less: Fees paid
  indirectly..........       1,225          --             --              1,225
                        ----------  ----------       --------        -----------
    Total Net Expenses   1,400,514     156,337        (66,526)         1,490,325
                        ----------  ----------       --------        -----------
 Net Investment Income
      (Operating Loss)   1,351,994     220,764         66,526          1,639,284

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........   4,735,935   1,082,257             --          5,818,192
 Futures contracts....          --      41,591             --             41,591
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........     947,601   3,377,162             --          4,324,763
 Futures contracts.....          --      77,948             --             77,948
                         ----------  ----------       --------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies   5,683,536   4,578,958             --         10,262,494
                         ----------  ----------       --------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $7,035,530  $4,799,722       $ 66,526        $11,901,778
                         ==========  ==========       ========        ===========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
  Principal   Disciplined                                                              Principal      Disciplined
  Balanced   LargeCap Blend                                                            Balanced      LargeCap Blend
  Fund, Inc.     Fund        Combined                                                  Fund, Inc.        Fund          Combined
------------------------------------------------------------------------------------------------------------------------------------

                                      COMMON STOCKS (88.04%)
                                      ADVERTISING SALES (0.11%)
    1,070                       9,630  Lamar Advertising (1)                                  $44,319      $354,555       $398,874
                    8,560
                                      ADVERTISING SERVICES (0.02%)
    1,233                       1,233  WPP Group                                               61,971                       61,971
                        -                                                                                         -
                                      AEROSPACE & DEFENSE (0.45%)
    1,050                       5,750  Boeing                                                  52,395                      286,925
                    4,700                                                                                   234,530
    4,010                      24,470  Northrop Grumman                                       207,517                    1,266,322
                   20,460                                                                                 1,058,805
                                      AEROSPACE & DEFENSE EQUIPMENT (1.04%)
    2,810                      14,140  General Dynamics                                       286,957                    1,443,976
                   11,330                                                                                 1,157,019
      407                         407  Moog (1)                                                15,275                       15,275
                        -                                                                                         -
    1,020                       1,020  Orbital Sciences (1) (2)                                10,557                       10,557
                        -                                                                                         -
      333                         333  United Defense Industries (1)                           13,367                       13,367
                        -                                                                                         -
    5,200                      23,140  United Technologies                                    482,664                    2,147,855
                   17,940                                                                                 1,665,191
                                      AIRLINES (0.02%)
    5,647                       5,647  ExpressJet Holdings (1)                                 62,795                       62,795
                        -                                                                                         -
    1,115                       1,115  Skywest                                                 19,044                       19,044
                        -                                                                                         -
                                      APPAREL MANUFACTURERS (0.47%)
    6,300                      22,610  Coach (1)                                              293,769                    1,054,305
                   16,310                                                                                   760,536
    2,540                      15,550  Polo Ralph Lauren                                       93,802                      574,261
                   13,010                                                                                   480,459
      603                         603  Quiksilver (1)                                          16,432                       16,432
                        -                                                                                         -
                                      APPLICATIONS SOFTWARE (2.58%)
    4,250                      37,416  Citrix Systems (1)                                     102,553                      902,849
                   33,166                                                                                   800,296
   51,250                     288,235  Microsoft                                            1,434,487                    8,067,697
                  236,985                                                                                 6,633,210
    1,456                       1,456  Serena Software (1)                                     25,829                       25,829
                        -                                                                                         -
      873                         873  SS&C Technologies                                       20,638                       20,638
                        -                                                                                         -
                                      ATHLETIC FOOTWEAR (0.53%)
    5,360                      22,250  Nike                                                   435,822                    1,809,148
                   16,890                                                                                 1,373,326
      835                         835  Reebok International                                    30,895                       30,895
                        -                                                                                         -
                                      AUDIO & VIDEO PRODUCTS (0.04%)
    4,650                       4,650  Matsushita Electric Industrial                          67,471                       67,471
                        -                                                                                         -
    1,400                       1,400  Pioneer                                                 25,900                       25,900
                        -                                                                                         -
    1,821                       1,821  Polycom (1)                                             37,604                       37,604
                        -                                                                                         -
                                      AUTO-CARS & LIGHT TRUCKS (0.09%)
    5,120                       5,120  Ford Motor                                              66,713                       66,713
                        -                                                                                         -
    5,146                       5,146  Nissan Motor (2)                                       115,528                      115,528
                        -                                                                                         -
    1,646                       1,646  Toyota Motor                                           127,713                      127,713
                        -                                                                                         -
                                      AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.42%)
      794                         794  Oshkosh Truck                                           46,767                       46,767
                        -                                                                                         -
    3,370                      19,503  Paccar                                                 233,575                    1,351,753
                   16,133                                                                                 1,118,178
    2,096                       2,096  Volvo                                                   79,438                       79,438
                        -                                                                                         -
                                      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.03%)
      450                         450  American Axle & Manufacturing Holdings                  12,915                       12,915
                        -                                                                                         -
    1,046                       1,046  Dana                                                    15,596                       15,596
                        -                                                                                         -
      620                         620  Magna International                                     45,229                       45,229
                        -                                                                                         -
    2,374                       2,374  Tenneco Automotive (1)                                  30,245                       30,245
                        -                                                                                         -
                                      BEVERAGES-NON-ALCOHOLIC (1.98%)
   11,027                      86,890  Coca-Cola                                              448,358                    3,532,948
                   75,863                                                                                 3,084,590
    2,035                       2,035  Cott (1)                                                53,439                       53,439
                        -                                                                                         -
   11,320                      66,960  Pepsico                                                561,246                    3,319,877
                   55,640                                                                                 2,758,631
                                      BEVERAGES-WINE & SPIRITS (0.02%)
    1,424                       1,424  Diageo                                                  76,583                       76,583
                        -                                                                                         -
                                      BREWERY (0.01%)
    1,626                       1,626  SABMiller                                               23,252                       23,252
                        -                                                                                         -
                                      BROADCASTING SERVICES & PROGRAMMING (0.01%)
    1,200                       1,200  Fox Entertainment Group (1)                             35,592                       35,592
                        -                                                                                         -
                                      BUILDING & CONSTRUCTION PRODUCTS-
                                      MISCELLANEOUS (0.22%)
    2,959                       2,959  CRH                                                     70,743                       70,743
                        -                                                                                         -
    2,150                      19,140  Masco                                                   73,659                      655,736
                   16,990                                                                                   582,077
      210                         210  Simpson Manufacturing                                   13,499                       13,499
                        -                                                                                         -
    2,056                       2,056  USG (1) (2)                                             46,034                       46,034
                        -                                                                                         -
                                      BUILDING PRODUCTS-CEMENT & AGGREGATE (0.01%)
      557                         557  Eagle Materials                                         38,494                       38,494
                        -                                                                                         -
                                      BUILDING PRODUCTS-LIGHT FIXTURES (0.01%)
      281                         281  Genlyte Group (1)                                       20,670                       20,670
                        -                                                                                         -
                                      BUILDING PRODUCTS-WOOD (0.01%)
      664                         664  Universal Forest Products                               24,352                       24,352
                        -                                                                                         -
                                      BUILDING-HEAVY CONSTRUCTION (0.01%)
      687                         687  Washington Group International (1)                      23,956                       23,956
                        -                                                                                         -
                                      BUILDING-MAINTENANCE & SERVICE (0.01%)
      808                         808  Rollins                                                 21,291                       21,291
                        -                                                                                         -
                                      BUILDING-RESIDENTIAL & COMMERCIAL (0.24%)
      987                         987  Brookfield Homes                                        25,563                       25,563
                        -                                                                                         -
      152                         152  Daiwa House Industry                                    15,516                       15,516
                        -                                                                                         -
      878                         878  Hovnanian Enterprises (1)                               32,960                       32,960
                        -                                                                                         -
    1,447                       7,277  KB Home                                                119,016                      598,534
                    5,830                                                                                   479,518
      579                         579  M/I Schottenstein Homes                                 24,897                       24,897
                        -                                                                                         -
    1,130                       1,130  MDC Holdings                                            86,728                       86,728
                        -                                                                                         -
    1,080                       1,080  Pulte                                                   59,270                       59,270
                        -                                                                                         -
                                      CABLE TV (0.62%)
   10,630                      72,539  Comcast (1)                                            313,585                    2,139,900
                   61,909                                                                                 1,826,315
    2,400                       2,400  Mediacom Communications (1)                             15,720                       15,720
                        -                                                                                         -
                                      CASINO SERVICES (0.04%)
    3,280                       3,280  International Game Technology                          108,371                      108,371
                        -                                                                                         -
    1,630                       1,630  Scientific Games (1)                                    34,524                       34,524
                        -                                                                                         -
                                      CELLULAR TELECOMMUNICATIONS (0.11%)
    1,010                       1,010  Boston Communications Group (1)                          9,191                        9,191
                        -                                                                                         -
    3,747                       3,747  mmO2 (1)                                                72,092                       72,092
                        -                                                                                         -
    2,720                       2,720  Nextel Partners (1)                                     45,805                       45,805
                        -                                                                                         -
    6,962                       6,962  Vodafone Group                                         179,550                      179,550
                        -                                                                                         -
    2,640                       2,640  Western Wireless (1)                                    76,930                       76,930
                        -                                                                                         -
                                      CHEMICALS-DIVERSIFIED (0.03%)
      638                         638  BASF                                                    40,086                       40,086
                        -                                                                                         -
    1,339                       1,339  FMC (1)                                                 58,715                       58,715
                        -                                                                                         -
                                      CHEMICALS-SPECIALTY (0.04%)
      537                         537  Albemarle                                               19,251                       19,251
                        -                                                                                         -
    1,130                       1,130  Lubrizol                                                39,245                       39,245
                        -                                                                                         -
      392                         392  MacDermid                                               12,372                       12,372
                        -                                                                                         -
    1,420                       1,420  Sigma-Aldrich                                           79,009                       79,009
                        -                                                                                         -
                                      CIRCUIT BOARDS (0.01%)
    1,324                       1,324  Benchmark Electronics (1)                               44,976                       44,976
                        -                                                                                         -
                                      COAL (0.30%)
    2,510                      16,610  Peabody Energy                                         160,088                    1,059,386
                   14,100                                                                                   899,298
                                      COATINGS & PAINT (0.25%)
    2,290                      20,550  Sherwin-Williams                                        97,829                      877,896
                   18,260                                                                                   780,067
                                      COMMERCIAL BANKS (1.02%)
    9,918                       9,918  Banco Santander Central Hispano (2)                    110,883                      110,883
                        -                                                                                         -
    1,240                       1,240  Bank of Ireland                                         68,076                       68,076
                        -                                                                                         -
    3,340                       3,340  Bank of Nova Scotia                                    108,583                      108,583
                        -                                                                                         -
      760                       6,870  BB&T                                                    31,244                      282,426
                    6,110                                                                                   251,182
      400                         400  City Holding                                            13,860                       13,860
                        -                                                                                         -
    2,972                      10,652  City National                                          204,771                      733,923
                    7,680                                                                                   529,152
      559                         559  Columbia Banking Systems                                13,696                       13,696
                        -                                                                                         -
      233                         233  Cullen/Frost Bankers                                    11,417                       11,417
                        -                                                                                         -
      403                         403  CVB Financial                                            9,994                        9,994
                        -                                                                                         -
      454                         454  First Bancorp.                                          24,757                       24,757
                        -                                                                                         -
      407                         407  First Midwest Bancorp                                   14,208                       14,208
                        -                                                                                         -
    1,500                       1,500  Fremont General                                         32,250                       32,250
                        -                                                                                         -
    2,532                       2,532  Hibernia                                                73,428                       73,428
                        -                                                                                         -
    1,220                       1,220  Hudson United Bancorp                                   48,556                       48,556
                        -                                                                                         -
      857                         857  Kookmin Bank                                            28,821                       28,821
                        -                                                                                         -
    4,040                      16,090  Marshall & Ilsley                                      169,559                      675,298
                   12,050                                                                                   505,739
      235                         235  MB Financial                                            10,044                       10,044
                        -                                                                                         -
    6,934                       6,934  National Bank of Greece                                 39,524                       39,524
                        -                                                                                         -
      336                         336  Oriental Financial Group                                 9,519                        9,519
                        -                                                                                         -
      958                         958  Pacific Capital Bancorp.                                30,493                       30,493
                        -                                                                                         -
    1,837                       1,837  R&G Financial                                           69,108                       69,108
                        -                                                                                         -
    1,974                       1,974  Toronto-Dominion Bank                                   79,315                       79,315
                        -                                                                                         -
      900                         900  UCBH Holdings                                           38,781                       38,781
                        -                                                                                         -
    3,610                      17,030  UnionBanCal                                            219,307                    1,034,572
                   13,420                                                                                   815,265
                                      COMMERCIAL SERVICES (0.26%)
    2,380                      20,520  Alliance Data Systems (1)                              100,626                      867,585
                   18,140                                                                                   766,959
      724                         724  Magellan Health Services (1)                            27,078                       27,078
                        -                                                                                         -
                                      COMMUNICATIONS SOFTWARE (0.09%)
      610                       5,670  Avid Technology (1)                                     32,318                      300,397
                    5,060                                                                                   268,079
                                      COMPUTER AIDED DESIGN (0.36%)
      404                         404  ANSYS (1)                                               11,151                       11,151
                        -                                                                                         -
    3,875                      23,395  Autodesk                                               204,406                    1,234,086
                   19,520                                                                                 1,029,680
                                      COMPUTER SERVICES (0.29%)
    3,466                       3,466  Cognizant Technology Solutions (1)                     117,844                      117,844
                        -                                                                                         -
    1,870                      16,920  Computer Sciences (1)                                   92,883                      840,416
                   15,050                                                                                   747,533
    1,187                       1,187  Perot Systems (1)                                       19,028                       19,028
                        -                                                                                         -
      387                         387  SRA International (1)                                   20,805                       20,805
                        -                                                                                         -
                                      COMPUTERS (1.46%)
    5,040                      20,670  Apple Computer (1)                                     264,751                    1,085,795
                   15,630                                                                                   821,044
    3,290                      29,671  Hewlett-Packard                                         61,392                      553,662
                   26,381                                                                                   492,270
    4,580                      38,455  International Business Machines                        411,055                    3,451,336
                   33,875                                                                                 3,040,281
                                      COMPUTERS-INTEGRATED SYSTEMS (0.89%)
    8,350                       8,350  Brocade Communications Systems (1)                      56,697                       56,697
                        -                                                                                         -
   16,335                      86,204  Dell (1)                                               572,705                    3,022,312
                   69,869                                                                                 2,449,607
    1,193                       1,193  RadiSys (1)                                             15,843                       15,843
                        -                                                                                         -
                                      COMPUTERS-MEMORY DEVICES (0.32%)
   18,080                      80,320  EMC (1)                                                232,689                    1,033,718
                   62,240                                                                                   801,029
      561                         561  Storage Technology (1)                                  15,158                       15,158
                        -                                                                                         -
      790                         790  TDK                                                     54,779                       54,779
                        -                                                                                         -
                                      COMPUTERS-PERIPHERAL EQUIPMENT (0.27%)
    1,144                       1,144  Electronics for Imaging (1)                             20,638                       20,638
                        -                                                                                         -
    2,530                      10,990  Lexmark International (1)                              210,268                      913,379
                    8,460                                                                                   703,111
                                      CONSULTING SERVICES (0.22%)
    3,500                      31,340  Accenture (1)                                           84,735                      758,741
                   27,840                                                                                   674,006
                                      CONSUMER PRODUCTS-MISCELLANEOUS (0.01%)
      348                         348  Central Garden & Pet (1)                                12,431                       12,431
                        -                                                                                         -
      470                         470  Scotts (1)                                              30,183                       30,183
                        -                                                                                         -
                                      CONTAINERS-METAL & GLASS (0.28%)
    5,300                      23,930  Ball                                                   211,205                      953,610
                   18,630                                                                                   742,405
      313                         313  Silgan Holdings                                         14,853                       14,853
                        -                                                                                         -
                                      COSMETICS & TOILETRIES (2.84%)
    1,260                      11,320  Alberto-Culver                                          56,524                      507,816
                   10,060                                                                                   451,292
    9,660                      35,720  Avon Products                                          382,053                    1,412,726
                   26,060                                                                                 1,030,673
      482                         482  Chattem (1)                                             16,128                       16,128
                        -                                                                                         -
    4,800                      19,700  Estee Lauder                                           206,160                      846,115
                   14,900                                                                                   639,955
    5,680                      49,950  Gillette                                               235,606                    2,071,926
                   44,270                                                                                 1,836,320
      930                       8,250  Kimberly-Clark                                          55,493                      492,277
                    7,320                                                                                   436,784
   17,430                      88,976  Procter & Gamble                                       892,067                    4,553,791
                   71,546                                                                                 3,661,724
                                      DATA PROCESSING & MANAGEMENT (0.28%)
      470                         470  First Data                                              19,402                       19,402
                        -                                                                                         -
    2,146                      15,576  Global Payments                                        117,515                      852,942
                   13,430                                                                                   735,427
    3,100                       3,100  SEI Investments                                        111,569                      111,569
                        -                                                                                         -
                                      DECISION SUPPORT SOFTWARE (0.01%)
    1,519                       1,519  Wind River Systems (1)                                  20,339                       20,339
                        -                                                                                         -
                                      DENTAL SUPPLIES & EQUIPMENT (0.01%)
    1,350                       1,350  Sybron Dental Specialties (1)                           43,970                       43,970
                        -                                                                                         -
                                      DIAGNOSTIC EQUIPMENT (0.07%)
      995                       7,065  Gen-Probe (1)                                           34,865                      247,558
                    6,070                                                                                   212,693
                                      DIALYSIS CENTERS (0.01%)
      819                         819  DaVita (1)                                              24,259                       24,259
                        -                                                                                         -
                                      DIRECT MARKETING (0.28%)
      843                         843  Catalina Marketing                                      21,589                       21,589
                        -                                                                                         -
    6,870                      36,620  Harte-Hanks                                            176,834                      942,599
                   29,750                                                                                   765,765
                                      DISPOSABLE MEDICAL PRODUCTS (0.15%)
    2,680                       9,340  C.R. Bard                                              152,224                      530,512
                    6,660                                                                                   378,288
                                      DISTRIBUTION-WHOLESALE (0.06%)
      758                         758  Aviall (1)                                              16,411                       16,411
                        -                                                                                         -
    1,330                       1,330  Fastenal                                                73,456                       73,456
                        -                                                                                         -
    1,678                       1,678  Hughes Supply                                           47,672                       47,672
                        -                                                                                         -
    1,021                       1,021  Owens & Minor                                           26,740                       26,740
                        -                                                                                         -
      720                         720  United Stationers (1)                                   32,040                       32,040
                        -                                                                                         -
      725                         725  Watsco                                                  20,633                       20,633
                        -                                                                                         -
                                      DIVERSIFIED MANUFACTURING OPERATIONS (4.04%)
    4,210                      13,316  3M                                                     326,570                    1,032,923
                    9,106                                                                                   706,353
      974                       4,869  Carlisle                                                56,619                      283,035
                    3,895                                                                                   226,416
    2,870                       2,870  Danaher                                                158,223                      158,223
                        -                                                                                         -
    1,890                      17,150  Eaton                                                  120,865                    1,096,742
                   15,260                                                                                   975,877
   38,754                     250,629  General Electric (8)                                 1,322,286                    8,551,461
                  211,875                                                                                 7,229,175
    1,290                       1,290  Illinois Tool Works                                    119,041                      119,041
                        -                                                                                         -
      928                       8,494  ITT Industries                                          75,298                      689,203
                    7,566                                                                                   613,905
    1,305                       1,305  Siemens                                                 97,536                       97,536
                        -                                                                                         -
    7,540                      66,679  Tyco International                                     234,871                    2,077,051
                   59,139                                                                                 1,842,180
                                      DIVERSIFIED MINERALS (0.07%)
    2,590                       2,590  Anglo American                                          57,602                       57,602
                        -                                                                                         -
    4,750                       4,750  BHP Billiton                                            98,182                       98,182
                        -                                                                                         -
    3,510                       3,510  Cia Vale do Rio Doce                                    74,272                       74,272
                        -                                                                                         -
                                      DIVERSIFIED OPERATIONS (0.05%)
    2,731                       2,731  Brascan                                                 97,442                       97,442
                        -                                                                                         -
    3,537                       3,537  Tomkins (2)                                             65,399                       65,399
                        -                                                                                         -
                                      E-COMMERCE-SERVICES (0.32%)
    2,285                      11,583  eBay (1)                                               223,039                    1,130,617
                    9,298                                                                                   907,578
                                      E-MARKETING-INFORMATION (0.01%)
      226                         226  Digital River (1)                                        7,526                        7,526
                        -                                                                                         -
    3,096                       3,096  Digitas (1)                                             27,864                       27,864
                        -                                                                                         -
                                      E-SERVICES-CONSULTING (0.01%)
      843                         843  Websense (1)                                            34,201                       34,201
                        -                                                                                         -
                                      ELECTRIC PRODUCTS-MISCELLANEOUS (0.28%)
    1,430                      12,850  Emerson Electric                                        91,592                      823,043
                   11,420                                                                                   731,451
    1,120                       1,120  Hitachi                                                 70,168                       70,168
                        -                                                                                         -
      787                         787  Littelfuse (1)                                          25,672                       25,672
                        -                                                                                         -
    4,079                       4,079  Sharp                                                   56,290                       56,290
                        -                                                                                         -
                                      ELECTRIC-INTEGRATED (1.92%)
    3,315                      19,405  Constellation Energy Group                             134,655                      788,231
                   16,090                                                                                   653,576
      878                         878  E.ON                                                    71,601                       71,601
                        -                                                                                         -
    6,650                      33,390  Edison International                                   202,825                    1,018,395
                   26,740                                                                                   815,570
    1,820                       1,820  Enel                                                    82,246                       82,246
                        -                                                                                         -
    2,098                       2,098  Exelon                                                  83,123                       83,123
                        -                                                                                         -
      330                         330  Great Plains Energy                                      9,402                        9,402
                        -                                                                                         -
    9,269                      41,809  MDU Resources Group                                    237,750                    1,072,401
                   32,540                                                                                   834,651
      868                         868  OGE Energy                                              22,021                       22,021
                        -                                                                                         -
    3,360                      22,990  PPL                                                    174,720                    1,195,480
                   19,630                                                                                 1,020,760
      731                         731  RWE                                                     38,560                       38,560
                        -                                                                                         -
    3,020                       3,020  Scottish Power                                          97,788                       97,788
                        -                                                                                         -
    8,130                      36,450  TXU                                                    497,718                    2,231,468
                   28,320                                                                                 1,733,750
                                      ELECTRIC-TRANSMISSION (0.03%)
    2,611                       2,611  National Grid Group                                    115,145                      115,145
                        -                                                                                         -
                                      ELECTRONIC COMPONENTS-MISCELLANEOUS (0.04%)
    1,422                       1,422  DSP Group (1)                                           28,198                       28,198
                        -                                                                                         -
    2,376                       2,376  Koninklijke Philips Electronics                         56,597                       56,597
                        -                                                                                         -
    1,263                       1,263  Methode Electronics                                     16,962                       16,962
                        -                                                                                         -
    1,531                       1,531  Omron                                                   34,674                       34,674
                        -                                                                                         -
                                      ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.54%)
    4,150                      22,120  Altera (1)                                              94,329                      502,787
                   17,970                                                                                   408,458
    1,055                       1,055  Cree (1)                                                36,408                       36,408
                        -                                                                                         -
    2,240                       2,240  Fairchild Semiconductor International (1)               32,189                       32,189
                        -                                                                                         -
   30,873                     178,521  Intel                                                  687,233                    3,973,878
                  147,648                                                                                 3,286,645
    1,350                      11,850  International Rectifier (1)                             53,663                      471,038
                   10,500                                                                                   417,375
    2,349                       2,349  Microsemi (1)                                           36,503                       36,503
                        -                                                                                         -
    1,011                       1,011  PMC - Sierra (1)                                        10,373                       10,373
                        -                                                                                         -
      418                         418  Silicon Laboratories (1)                                12,527                       12,527
                        -                                                                                         -
    4,744                      11,684  Texas Instruments                                      115,991                      285,674
                    6,940                                                                                   169,683
                                      ELECTRONIC CONNECTORS (0.28%)
    6,158                      28,158  Amphenol (1)                                           211,404                      966,664
                   22,000                                                                                   755,260
                                      ELECTRONIC FORMS (0.46%)
    5,160                      28,880  Adobe Systems                                          289,115                    1,618,147
                   23,720                                                                                 1,329,032
                                      ELECTRONIC MEASUREMENT INSTRUMENTS (0.02%)
    2,270                       2,270  Tektronix                                               68,849                       68,849
                        -                                                                                         -
                                      ELECTRONIC PARTS DISTRIBUTION (0.01%)
    1,818                       1,818  Avnet (1)                                               30,833                       30,833
                        -                                                                                         -
                                      ELECTRONICS-MILITARY (0.01%)
    1,036                       1,036  Engineered Support Systems                              49,769                       49,769
                        -                                                                                         -
                                      ENGINES-INTERNAL COMBUSTION (0.49%)
    2,286                       8,996  Briggs & Stratton                                      164,158                      646,003
                    6,710                                                                                   481,845
    2,450                      15,110  Cummins Engine                                         171,696                    1,058,909
                   12,660                                                                                   887,213
                                      ENTERPRISE SOFTWARE & SERVICE (0.37%)
    1,183                       1,183  Hyperion Solutions (1)                                  47,474                       47,474
                        -                                                                                         -
      705                         705  MicroStrategy (1)                                       42,286                       42,286
                        -                                                                                         -
   14,450                      92,130  Oracle (1)                                             182,937                    1,166,366
                   77,680                                                                                   983,429
    1,175                       1,175  SAP                                                     50,113                       50,113
                        -                                                                                         -
                                      FIDUCIARY BANKS (0.20%)
    2,710                      24,430  Mellon Financial                                        78,319                      706,027
                   21,720                                                                                   627,708
                                      FILTRATION & SEPARATION PRODUCTS (0.01%)
      662                         662  CLARCOR                                                 32,637                       32,637
                        -                                                                                         -
                                      FINANCE-AUTO LOANS (0.01%)
      391                         391  Westcorp                                                15,609                       15,609
                        -                                                                                         -
      835                         835  WFS Financial (1)                                       36,790                       36,790
                        -                                                                                         -
                                      FINANCE-CONSUMER LOANS (0.02%)
      749                         749  Aiful                                                   18,656                       18,656
                        -                                                                                         -
      902                         902  Collegiate Funding Services (1)                         11,140                       11,140
                        -                                                                                         -
      788                         788  Portfolio Recovery Associates (1)                       26,571                       26,571
                        -                                                                                         -
                                      FINANCE-CREDIT CARD (1.49%)
    2,230                      20,085  American Express                                       118,346                    1,065,911
                   17,855                                                                                   947,565
    7,720                      27,460  Capital One Financial                                  569,427                    2,025,449
                   19,740                                                                                 1,456,022
   16,743                      82,140  MBNA                                                   429,123                    2,105,248
                   65,397                                                                                 1,676,125
                                      FINANCE-INVESTMENT BANKER & BROKER (4.10%)
   20,465                     125,716  Citigroup (8)                                          908,032                    5,578,019
                  105,251                                                                                 4,669,987
    5,370                      27,379  Goldman Sachs Group                                    528,301                    2,693,546
                   22,009                                                                                 2,165,245
    3,080                      16,285  Legg Mason                                             196,227                    1,037,518
                   13,205                                                                                   841,291
    3,856                      21,526  Lehman Brothers Holdings                               316,770                    1,768,360
                   17,670                                                                                 1,451,590
    2,925                      15,503  Merrill Lynch                                          157,774                      836,231
                   12,578                                                                                   678,457
    7,200                      45,774  Morgan Stanley                                         367,848                    2,338,594
                   38,574                                                                                 1,970,746
    5,175                       5,175  Nomura Holdings                                         62,980                       62,980
                        -                                                                                         -
      247                         247  Raymond James Financial                                  6,447                        6,447
                        -                                                                                         -
                                      FINANCE-MORTGAGE LOAN/BANKER (0.52%)
    1,192                       1,192  American Home Mortgage Investment                       32,935                       32,935
                        -                                                                                         -
    1,510                      13,120  Doral Financial                                         63,390                      550,778
                   11,610                                                                                   487,388
    1,080                       9,770  Federal Home Loan Mortgage                              71,928                      650,682
                    8,690                                                                                   578,754
    1,430                       8,262  Federal National Mortgage Association                  100,314                      579,579
                    6,832                                                                                   479,265
                                      FINANCIAL GUARANTEE INSURANCE (0.27%)
    2,930                      14,240  MGIC Investment                                        188,428                      915,774
                   11,310                                                                                   727,346
      180                         180  Triad Guaranty (1)                                       9,812                        9,812
                        -                                                                                         -
                                      FOOD-CONFECTIONERY (0.16%)
    1,200                      11,080  Hershey Foods                                           60,828                      561,645
                    9,880                                                                                   500,817
                                      FOOD-FLOUR & GRAIN (0.48%)
   15,800                      87,080  Archer Daniels Midland                                 306,046                    1,686,740
                   71,280                                                                                 1,380,694
                                      FOOD-MISCELLANEOUS/DIVERSIFIED (0.30%)
    2,210                      19,820  Kellogg                                                 95,030                      852,260
                   17,610                                                                                   757,230
    2,053                       2,053  Nestle                                                 121,743                      121,743
                        -                                                                                         -
      976                         976  Unilever                                                56,891                       56,891
                        -                                                                                         -
                                      FOOD-RETAIL (0.03%)
    6,162                       6,162  Tesco                                                   98,900                       98,900
                        -                                                                                         -
                                      FOOTWEAR & RELATED APPAREL (0.00%)
      557                         557  Wolverine World Wide                                    16,955                       16,955
                        -                                                                                         -
                                      GARDEN PRODUCTS (0.02%)
      961                         961  Toro                                                    65,588                       65,588
                        -                                                                                         -
                                      GAS-DISTRIBUTION (0.43%)
    1,072                       1,072  AGL Resources                                           33,446                       33,446
                        -                                                                                         -
    5,547                      26,297  Energen                                                298,318                    1,414,253
                   20,750                                                                                 1,115,935
    1,157                       1,157  ONEOK                                                   31,031                       31,031
                        -                                                                                         -
      551                         551  UGI                                                     21,285                       21,285
                        -                                                                                         -
                                      HEALTH CARE COST CONTAINMENT (0.34%)
    4,310                      38,630  Caremark Rx (1)                                        129,171                    1,157,741
                   34,320                                                                                 1,028,570
    1,684                       1,684  First Health Group (1)                                  26,809                       26,809
                        -                                                                                         -
                                      HOTELS & MOTELS (0.04%)
      274                         274  Choice Hotels International                             13,672                       13,672
                        -                                                                                         -
    4,987                       4,987  InterContinental Hotels Group                           61,739                       61,739
                        -                                                                                         -
    1,060                       1,060  Starwood Hotels & Resorts Worldwide                     50,594                       50,594
                        -                                                                                         -
                                      HUMAN RESOURCES (0.38%)
    1,382                       1,382  Korn/Ferry International (1)                            24,047                       24,047
                        -                                                                                         -
    2,603                       2,603  Labor Ready (1)                                         37,353                       37,353
                        -                                                                                         -
    6,463                      47,473  Robert Half International                              171,463                    1,259,458
                   41,010                                                                                 1,087,995
                                      IMPORT & EXPORT (0.04%)
    6,230                       6,230  Mitsubishi                                             136,437                      136,437
                        -                                                                                         -
                                      INDEX FUND (0.02%)
      505                         505  Regional Bank HOLDRs Trust                              68,594                       68,594
                        -                                                                                         -
                                      INSTRUMENTS-CONTROLS (0.19%)
    1,040                       9,340  Parker Hannifin                                         73,455                      659,684
                    8,300                                                                                   586,229
                                      INSTRUMENTS-SCIENTIFIC (0.24%)
    1,830                       1,830  Applied Biosystems Group                                34,916                       34,916
                        -                                                                                         -
      261                         261  Dionex (1)                                              14,616                       14,616
                        -                                                                                         -
    1,950                      17,460  Millipore (1)                                           89,681                      802,986
                   15,510                                                                                   713,305
                                      INTERNET APPLICATION SOFTWARE (0.00%)
    1,487                       1,487  eResearch Technology (1)                                17,383                       17,383
                        -                                                                                         -
                                      INTERNET BROKERS (0.21%)
    8,260                       8,260  Ameritrade Holding (1)                                 107,545                      107,545
                        -                                                                                         -
    5,240                      47,450  E*trade Group (1)                                       67,596                      612,105
                   42,210                                                                                   544,509
                                      INTERNET CONNECTIVE SERVICES (0.00%)
    5,937                       5,937  Hanaro Telecom (1)                                      17,217                       17,217
                        -                                                                                         -
                                      INTERNET FINANCIAL SERVICES (0.02%)
    1,951                       1,951  IndyMac Bancorp                                         62,939                       62,939
                        -                                                                                         -
                                      INTERNET SECURITY (0.59%)
    1,194                       1,194  RSA Security (1)                                        24,429                       24,429
                        -                                                                                         -
    7,100                      35,710  Symantec (1)                                           404,274                    2,033,327
                   28,610                                                                                 1,629,053
                                      INTERNET TELEPHONY (0.01%)
    1,011                       1,011  j2 Global Communications (1)                            30,482                       30,482
                        -                                                                                         -
                                      INTIMATE APPAREL (0.00%)
      622                         622  Warnaco Group (1)                                       12,689                       12,689
                        -                                                                                         -
                                      LEISURE & RECREATION PRODUCTS (0.35%)
    2,890                      26,020  Brunswick                                              135,599                    1,220,859
                   23,130                                                                                 1,085,260
                                      LIFE & HEALTH INSURANCE (0.71%)
    2,280                      13,960  AmerUs Group                                            95,258                      583,249
                   11,680                                                                                   487,991
    2,040                       2,040  Jefferson-Pilot                                         98,512                       98,512
                        -                                                                                         -
      870                       1,860  Lincoln National                                        38,106                       81,468
                      990                                                                                    43,362
    1,680                      15,120  Nationwide Financial Services                           58,128                      523,152
                   13,440                                                                                   465,024
      770                       7,000  Protective Life                                         30,261                      275,100
                    6,230                                                                                   244,839
      420                         420  Stancorp Financial Group                                31,660                       31,660
                        -                                                                                         -
      940                         940  Universal American Financial (1)                        11,430                       11,430
                        -                                                                                         -
   10,510                      62,980  UnumProvident                                          143,567                      860,307
                   52,470                                                                                   716,740
                                      MACHINERY TOOLS & RELATED PRODUCTS (0.02%)
    1,790                       1,790  Lincoln Electric Holdings                               59,750                       59,750
                        -                                                                                         -
                                      MACHINERY-CONSTRUCTION & MINING (0.52%)
    2,270                      21,890  Caterpillar                                            182,826                    1,763,021
                   19,620                                                                                 1,580,195
      503                         503  Joy Global                                              16,996                       16,996
                        -                                                                                         -
      924                         924  Terex (1)                                               35,112                       35,112
                        -                                                                                         -
                                      MACHINERY-FARM (0.39%)
    4,320                      22,870  Deere                                                  258,250                    1,367,169
                   18,550                                                                                 1,108,919
                                      MACHINERY-GENERAL INDUSTRY (0.44%)
      598                         598  Gardner Denver (1)                                      17,928                       17,928
                        -                                                                                         -
    4,080                      21,985  Ingersoll-Rand                                         279,235                    1,504,653
                   17,905                                                                                 1,225,418
                                      MACHINERY-PUMPS (0.03%)
    3,115                       3,115  Graco                                                  107,156                      107,156
                        -                                                                                         -
                                      MEDICAL INFORMATION SYSTEM (0.00%)
      883                         883  Dendrite International (1)                              12,936                       12,936
                        -                                                                                         -
                                      MEDICAL INSTRUMENTS (0.35%)
      585                         585  dj Orthopedics (1)                                       9,974                        9,974
                        -                                                                                         -
    1,068                       1,068  Kensey Nash (1)                                         30,545                       30,545
                        -                                                                                         -
    1,069                       9,637  Medtronic                                               54,636                      492,546
                    8,568                                                                                   437,910
    1,726                       8,926  St. Jude Medical (1)                                   132,160                      683,464
                    7,200                                                                                   551,304
      195                         195  Techne (1)                                               7,024                        7,024
                        -                                                                                         -
                                      MEDICAL LASER SYSTEMS (0.01%)
    2,848                       2,848  Candela (1)                                             28,978                       28,978
                        -                                                                                         -
                                      MEDICAL PRODUCTS (2.25%)
    2,410                       4,290  Becton Dickinson                                       126,525                      225,225
                    1,880                                                                                    98,700
      261                         261  Cooper                                                  18,361                       18,361
                        -                                                                                         -
      377                         377  INAMED (1)                                              20,038                       20,038
                        -                                                                                         -
   17,550                      96,401  Johnson & Johnson                                    1,024,569                    5,627,890
                   78,851                                                                                 4,603,321
    3,790                      21,680  Varian Medical Systems (1)                             152,168                      870,452
                   17,890                                                                                   718,284
    2,510                      14,180  Zimmer Holdings (1)                                    194,751                    1,100,226
                   11,670                                                                                   905,475
                                      MEDICAL-BIOMEDICAL/GENE (1.12%)
    2,349                       2,349  Affymetrix (1)                                          71,645                       71,645
                        -                                                                                         -
    7,890                      48,289  Amgen (1)                                              448,152                    2,742,815
                   40,399                                                                                 2,294,663
    1,131                       1,131  Celera Genomics Group (1)                               14,499                       14,499
                        -                                                                                         -
    1,370                      12,150  Charles River Laboratories International (1)            64,102                      568,498
                   10,780                                                                                   504,396
    1,562                       1,562  deCODE genetics (1)                                     10,934                       10,934
                        -                                                                                         -
    3,430                      10,800  Genentech (1)                                          156,168                      491,724
                    7,370                                                                                   335,556
    2,136                       2,136  Lexicon Genetics (1)                                    13,905                       13,905
                        -                                                                                         -
    3,149                       3,149  Maxim Pharmaceuticals (1)                                7,873                        7,873
                        -                                                                                         -
                                      MEDICAL-DRUGS (3.85%)
    5,440                      48,834  Abbott Laboratories                                    231,907                    2,081,793
                   43,394                                                                                 1,849,886
    1,045                       1,045  AstraZeneca                                             43,054                       43,054
                        -                                                                                         -
                               10,366 Bristol-Myers Squibb                                                                 242,875
        -          10,366                                                                           -       242,875
    1,650                      14,920  Cephalon (1)                                            78,656                      711,237
                   13,270                                                                                   632,581
    2,362                       2,362  Eisai                                                   67,553                       67,553
                        -                                                                                         -
    1,400                      12,192  Eli Lilly                                               76,874                      669,463
                   10,792                                                                                   592,589
    1,102                       1,102  Endo Pharmaceuticals Holdings (1)                       24,024                       24,024
                        -                                                                                         -
      842                         842  First Horizon Pharmaceutical (1)                        20,696                       20,696
                        -                                                                                         -
    5,684                      32,844  Forest Laboratories (1)                                253,506                    1,464,842
                   27,160                                                                                 1,211,336
    1,556                       1,556  GlaxoSmithKline                                         65,974                       65,974
                        -                                                                                         -
      500                         500  Hi-Tech Pharmacal (1)                                    8,105                        8,105
                        -                                                                                         -
      928                         928  Ligand Pharmaceuticals (1)                               8,273                        8,273
                        -                                                                                         -
    1,720                      15,107  Merck                                                   53,853                      473,000
                   13,387                                                                                   419,147
    2,159                       2,159  Novartis                                               103,654                      103,654
                        -                                                                                         -
      705                         705  Novo Nordisk                                            35,215                       35,215
                        -                                                                                         -
   39,702                     231,940  Pfizer                                               1,149,373                    6,714,663
                  192,238                                                                                 5,565,290
      450                         450  Roche Holding                                           46,170                       46,170
                        -                                                                                         -
      548                         548  Salix Pharmaceuticals (1)                                8,784                        8,784
                        -                                                                                         -
    1,351                       1,351  Sanofi-Synthelabo                                       49,312                       49,312
                        -                                                                                         -
    1,880                       1,880  Teva Pharmaceutical Industries                          48,880                       48,880
                        -                                                                                         -
    1,570                      14,100  Wyeth                                                   62,251                      559,066
                   12,530                                                                                   496,815
                                      MEDICAL-GENERIC DRUGS (0.15%)
    1,400                      12,205  Barr Laboratories (1)                                   52,710                      459,518
                   10,805                                                                                   406,808
    2,530                       2,530  Eon Labs (1)                                            62,263                       62,263
                        -                                                                                         -
                                      MEDICAL-HMO (1.83%)
    2,070                      13,830  Aetna                                                  196,650                    1,313,850
                   11,760                                                                                 1,117,200
    1,710                      15,528  Anthem (1)                                             137,484                    1,248,451
                   13,818                                                                                 1,110,967
    1,034                       1,034  Sierra Health Services (1)                              49,343                       49,343
                        -                                                                                         -
    7,101                      34,851  UnitedHealth Group                                     514,112                    2,523,212
                   27,750                                                                                 2,009,100
      648                         648  WellChoice (1)                                          27,061                       27,061
                        -                                                                                         -
    1,370                      12,495  Wellpoint Health Networks (1)                          133,794                    1,220,262
                   11,125                                                                                 1,086,468
                                      MEDICAL-HOSPITALS (0.02%)
    1,700                       1,700  LifePoint Hospitals (1)                                 55,114                       55,114
                        -                                                                                         -
      668                         668  VCA Antech (1)                                          14,977                       14,977
                        -                                                                                         -
                                      MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.01%)
      673                         673  Apria Healthcare Group (1)                              18,413                       18,413
                        -                                                                                         -
                                      METAL PROCESSORS & FABRICATION (0.02%)
      634                         634  Commercial Metals                                       22,919                       22,919
                        -                                                                                         -
      610                         610  Quanex                                                  30,927                       30,927
                        -                                                                                         -
                                      METAL-ALUMINUM (0.03%)
    4,483                       4,483  Century Aluminum (1)                                   103,737                      103,737
                        -                                                                                         -
                                      METAL-COPPER (0.15%)
      660                       5,880  Phelps Dodge                                            57,776                      514,735
                    5,220                                                                                   456,959
                                      METAL-DIVERSIFIED (0.01%)
    1,025                       1,025  Inco (1)                                                36,285                       36,285
                        -                                                                                         -
                                      METAL-IRON (0.01%)
      564                         564  Cleveland-Cliffs (1)                                    41,115                       41,115
                        -                                                                                         -
      263                         263  Gibraltar Industries                                     9,208                        9,208
                        -                                                                                         -
                                      MISCELLANEOUS INVESTING (0.16%)
    1,060                       1,060  Archstone-Smith Trust                                   35,563                       35,563
                        -                                                                                         -
      705                         705  CRT Properties                                          15,623                       15,623
                        -                                                                                         -
      868                         868  Entertainment Properties Trust                          34,633                       34,633
                        -                                                                                         -
    2,040                       2,040  Equity Residential Properties Trust                     68,034                       68,034
                        -                                                                                         -
      551                         551  Federal Realty Investment Trust                         26,145                       26,145
                        -                                                                                         -
      980                         980  Gramercy Capital (1)                                    15,974                       15,974
                        -                                                                                         -
      618                         618  Healthcare Realty Trust (2)                             24,936                       24,936
                        -                                                                                         -
    1,480                       1,480  Kimco Realty                                            80,734                       80,734
                        -                                                                                         -
      425                         425  New Century Financial                                   23,439                       23,439
                        -                                                                                         -
    1,499                       1,499  Newcastle Investment                                    45,884                       45,884
                        -                                                                                         -
    1,260                       1,260  Prologis Trust                                          49,115                       49,115
                        -                                                                                         -
      317                         317  PS Business Parks                                       13,923                       13,923
                        -                                                                                         -
      586                         586  SL Green Realty                                         32,125                       32,125
                        -                                                                                         -
      969                         969  Thornburg Mortgage                                      27,684                       27,684
                        -                                                                                         -
    2,895                       2,895  Ventas                                                  77,875                       77,875
                        -                                                                                         -
                                      MONEY CENTER BANKS (3.12%)
    4,990                       4,990  ABN AMRO Holding                                       120,059                      120,059
                        -                                                                                         -
   19,344                     127,828  Bank of America                                        866,418                    5,725,416
                  108,484                                                                                 4,858,998
    3,628                       3,628  Barclays                                               143,161                      143,161
                        -                                                                                         -
    5,500                       5,500  BNP Paribas                                            187,825                      187,825
                        -                                                                                         -
    3,710                       3,710  Credit Suisse Group (1)                                127,142                      127,142
                        -                                                                                         -
      810                         810  HBOS                                                    32,481                       32,481
                        -                                                                                         -
      427                         427  HSBC Holdings                                           34,600                       34,600
                        -                                                                                         -
   18,349                     112,350  JP Morgan Chase                                        708,271                    4,336,710
                   94,001                                                                                 3,628,439
    7,655                       7,655  Mitsubishi Tokyo Financial Group                        64,991                       64,991
                        -                                                                                         -
    1,621                       1,621  UBS                                                    117,506                      117,506
                        -                                                                                         -
                                      MOTION PICTURES & SERVICES (0.01%)
    1,176                       1,176  Macrovision (1)                                         31,799                       31,799
                        -                                                                                         -
      253                         253  Metro-Goldwyn-Mayer (1)                                  2,991                        2,991
                        -                                                                                         -
                                      MOTORCYCLE & MOTOR SCOOTER (0.10%)
    3,500                       6,070  Harley-Davidson                                        201,495                      349,450
                    2,570                                                                                   147,955
                                      MULTI-LEVEL DIRECT SELLING (0.01%)
    1,492                       1,492  Nu Skin Enterprises                                     28,855                       28,855
                        -                                                                                         -
                                      MULTI-LINE INSURANCE (2.77%)
   11,675                      67,337  American International Group                           708,789                    4,088,029
                   55,662                                                                                 3,379,240
    3,146                       3,146  AXA                                                     68,111                       68,111
                        -                                                                                         -
      860                       7,680  Cigna                                                   54,576                      487,373
                    6,820                                                                                   432,797
    3,635                      22,765  Hartford Financial Services Group                      212,575                    1,331,297
                   19,130                                                                                 1,118,722
    2,883                       2,883  ING Groep                                               76,774                       76,774
                        -                                                                                         -
    5,830                      43,814  MetLife                                                223,580                    1,680,267
                   37,984                                                                                 1,456,687
    4,440                      40,080  Prudential Financial                                   206,327                    1,862,518
                   35,640                                                                                 1,656,191
    4,900                       4,900  Zurich Financial Services                               69,335                       69,335
                        -                                                                                         -
                                      MULTIMEDIA (2.18%)
      180                       1,660  Gannett                                                 14,931                      137,697
                    1,480                                                                                   122,766
      512                         512  Journal Communications                                   8,254                        8,254
                        -                                                                                         -
    2,420                      16,080  McGraw-Hill                                            208,725                    1,386,900
                   13,660                                                                                 1,178,175
      298                         298  Media General                                           17,373                       17,373
                        -                                                                                         -
    5,122                       5,122  News (2)                                               165,236                      165,236
                        -                                                                                         -
   30,610                     199,627  Time Warner (1)                                        509,350                    3,321,793
                  169,017                                                                                 2,812,443
    2,080                      18,020  Viacom                                                  75,899                      657,549
                   15,940                                                                                   581,650
    2,759                       2,759  Vivendi Universal (1)                                   75,679                       75,679
                        -                                                                                         -
   11,180                      73,057  Walt Disney                                            281,960                    1,842,498
                   61,877                                                                                 1,560,538
                                      NETWORKING PRODUCTS (1.37%)
   41,150                     210,481  Cisco Systems (1)                                      790,492                    4,043,341
                  169,331                                                                                 3,252,849
    1,820                       1,820  Juniper Networks (1)                                    48,430                       48,430
                        -                                                                                         -
   19,000                     195,700  Lucent Technologies (1)                                 67,450                      694,735
                  176,700                                                                                   627,285
                                      OFFICE AUTOMATION & EQUIPMENT (0.03%)
    1,667                       1,667  Canon                                                   82,516                       82,516
                        -                                                                                         -
      630                         630  Imagistics International (1)                            21,685                       21,685
                        -                                                                                         -
                                      OFFICE FURNISHINGS-ORIGINAL (0.01%)
      889                         889  HNI                                                     35,916                       35,916
                        -                                                                                         -
                                      OFFICE SUPPLIES & FORMS (0.01%)
      848                         848  John H. Harland                                         27,331                       27,331
                        -                                                                                         -
                                      OIL COMPANY-EXPLORATION & PRODUCTION (1.21%)
    7,540                      30,760  Apache                                                 382,278                    1,559,532
                   23,220                                                                                 1,177,254
    5,680                      31,150  Burlington Resources                                   235,720                    1,292,725
                   25,470                                                                                 1,057,005
    2,440                       2,440  Canadian Natural Resources                             102,382                      102,382
                        -                                                                                         -
    1,780                      13,159  Devon Energy                                           131,667                      973,372
                   11,379                                                                                   841,705
      513                         513  Houston Exploration (1)                                 30,062                       30,062
                        -                                                                                         -
    1,151                       1,151  KCS Energy (1)                                          15,665                       15,665
                        -                                                                                         -
    2,830                       2,830  Meridian Resource (1)                                   22,782                       22,782
                        -                                                                                         -
      899                         899  Noble Energy                                            52,142                       52,142
                        -                                                                                         -
    1,228                       1,228  PetroKazakhstan                                         45,313                       45,313
                        -                                                                                         -
    1,346                       1,346  Plains Exploration & Production (1)                     33,650                       33,650
                        -                                                                                         -
      670                         670  Pogo Producing                                          30,719                       30,719
                        -                                                                                         -
    1,890                       1,890  Talisman Energy                                         50,784                       50,784
                        -                                                                                         -
                                      OIL COMPANY-INTEGRATED (4.66%)
      550                         550  Amerada Hess                                            44,390                       44,390
                        -                                                                                         -
      593                         593  BP Amoco                                                34,542                       34,542
                        -                                                                                         -
   10,942                      69,758  ChevronTexaco                                          580,583                    3,701,360
                   58,816                                                                                 3,120,777
    4,100                      23,610  ConocoPhillips                                         345,671                    1,990,559
                   19,510                                                                                 1,644,888
    1,155                       1,155  ENI                                                    132,167                      132,167
                        -                                                                                         -
   27,108                     166,253  Exxon Mobil                                          1,334,256                    8,182,973
                  139,145                                                                                 6,848,717
    2,020                       2,020  Marathon Oil                                            76,982                       76,982
                        -                                                                                         -
    6,176                      31,483  Occidental Petroleum                                   344,806                    1,757,696
                   25,307                                                                                 1,412,890
      592                         592  Petro-Canada                                            32,258                       32,258
                        -                                                                                         -
    1,170                       1,170  Petroleo Brasileiro                                     41,547                       41,547
                        -                                                                                         -
    5,290                       5,290  Repsol YPF                                             114,634                      114,634
                        -                                                                                         -
    1,555                       1,555  TotalFinaElf                                           162,155                      162,155
                        -                                                                                         -
                                      OIL FIELD MACHINERY & EQUIPMENT (0.16%)
      646                         646  FMC Technologies (1)                                    19,528                       19,528
                        -                                                                                         -
    2,830                      25,510  Grant Prideco (1)                                       58,185                      524,486
                   22,680                                                                                   466,301
      431                         431  Universal Compression Holdings (1)                      14,904                       14,904
                        -                                                                                         -
                                      OIL REFINING & MARKETING (0.34%)
    6,200                       6,200  Statoil                                                 90,396                       90,396
                        -                                                                                         -
    2,305                       2,305  Tesoro Petroleum (1)                                    69,795                       69,795
                        -                                                                                         -
    2,600                      23,590  Valero Energy                                          111,722                    1,013,662
                   20,990                                                                                   901,940
                                      OIL-FIELD SERVICES (0.48%)
    2,380                       2,380  BJ Services                                            121,380                      121,380
                        -                                                                                         -
    1,342                       1,342  Cal Dive International (1)                              47,520                       47,520
                        -                                                                                         -
    2,705                      23,990  Schlumberger                                           170,253                    1,509,931
                   21,285                                                                                 1,339,678
                                      OPTICAL SUPPLIES (0.24%)
      706                         706  Advanced Medical Optics (1)                             27,605                       27,605
                        -                                                                                         -
    2,702                      13,380  Bausch & Lomb                                          164,714                      815,645
                   10,678                                                                                   650,931
                                      PAPER & RELATED PRODUCTS (1.01%)
    5,700                      32,870  Georgia-Pacific                                        197,163                    1,136,973
                   27,170                                                                                   939,810
    6,747                      21,161  Louisiana-Pacific                                      165,369                      518,656
                   14,414                                                                                   353,287
                               20,280 MeadWestvaco                                                                         639,428
        -          20,280                                                                                   639,428
      540                       4,630  Temple-Inland                                           31,925                      273,726
                    4,090                                                                                   241,801
    2,396                       2,396  UPM-Kymmene Oyj                                         47,584                       47,584
                        -                                                                                         -
    1,590                      14,500  Weyerhaeuser                                            99,598                      908,281
                   12,910                                                                                   808,683
                                      PIPELINES (0.54%)
    5,160                      22,340  National Fuel Gas                                      144,583                      625,967
                   17,180                                                                                   481,384
    5,726                      25,986  Questar                                                274,848                    1,247,328
                   20,260                                                                                   972,480
                                      POULTRY (0.02%)
    2,568                       2,568  Pilgrims Pride                                          69,439                       69,439
                        -                                                                                         -
                                      PRINTING-COMMERCIAL (0.01%)
      670                         670  Banta                                                   27,256                       27,256
                        -                                                                                         -
      479                         479  Consolidated Graphics (1)                               20,453                       20,453
                        -                                                                                         -
                                      PROPERTY & CASUALTY INSURANCE (0.68%)
      772                         772  Arch Capital Group (1)                                  29,004                       29,004
                        -                                                                                         -
    2,780                      17,390  Chubb                                                  200,521                    1,254,340
                   14,610                                                                                 1,053,819
      609                         609  First American                                          18,995                       18,995
                        -                                                                                         -
    1,207                       1,207  Infinity Property & Casualty                            37,514                       37,514
                        -                                                                                         -
      750                       9,810  Progressive                                             70,162                      917,725
                    9,060                                                                                   847,563
      400                         400  Selective Insurance Group                               15,632                       15,632
                        -                                                                                         -
    1,150                       1,150  State Auto Financial                                    32,718                       32,718
                        -                                                                                         -
    1,237                       1,237  W.R. Berkley                                            52,869                       52,869
                        -                                                                                         -
                                      PUBLICLY TRADED INVESTMENT FUND (0.11%)
   12,431                      12,431  iShares MSCI Japan Index Fund                          123,440                      123,440
                        -                                                                                         -
    1,430                       1,430  iShares Russell 1000 Value Index Fund                   88,016                       88,016
                        -                                                                                         -
    1,475                       1,475  iShares Russell 2000 Index Fund                        171,587                      171,587
                        -                                                                                         -
                                  160 Standard & Poor's 500 Depository Receipts                                             18,142
        -             160                                                                           -        18,142
                                      PUBLISHING-NEWSPAPERS (0.01%)
    2,429                       2,429  Journal Register (1)                                    45,665                       45,665
                        -                                                                                         -
                                      RACETRACKS (0.01%)
      721                         721  Penn National Gaming (1)                                29,943                       29,943
                        -                                                                                         -
                                      RADIO (0.02%)
    2,064                       2,064  Emmis Communications (1)                                38,597                       38,597
                        -                                                                                         -
    1,096                       1,096  Radio One (1)                                           16,100                       16,100
                        -                                                                                         -
                                      RECYCLING (0.01%)
    1,825                       1,825  Metal Management (1)                                    33,215                       33,215
                        -                                                                                         -
                                      REGIONAL BANKS (2.61%)
      560                         560  Comerica                                                34,446                       34,446
                        -                                                                                         -
    7,480                      36,970  Huntington Bancshares                                  179,146                      885,431
                   29,490                                                                                   706,285
    4,000                       4,000  KeyCorp                                                134,360                      134,360
                        -                                                                                         -
    2,180                       2,180  National City                                           84,955                       84,955
                        -                                                                                         -
    4,225                      28,980  PNC Financial Services Group                           220,967                    1,515,653
                   24,755                                                                                 1,294,686
   11,244                      65,701  U.S. Bancorp                                           321,691                    1,879,706
                   54,457                                                                                 1,558,015
    7,330                      50,090  Wachovia                                               360,709                    2,464,929
                   42,760                                                                                 2,104,220
    5,455                      35,526  Wells Fargo                                            325,772                    2,121,612
                   30,071                                                                                 1,795,840
                                      RENTAL-AUTO & EQUIPMENT (0.00%)
      368                         368  Rent-A-Center (1)                                        8,828                        8,828
                        -                                                                                         -
                                      RESPIRATORY PRODUCTS (0.01%)
      628                         628  Respironics (1)                                         32,085                       32,085
                        -                                                                                         -
                                      RETAIL-APPAREL & SHOE (0.65%)
    2,010                      17,910  American Eagle Outfitters                               82,169                      732,161
                   15,900                                                                                   649,992
      950                         950  Chico's FAS (1)                                         38,028                       38,028
                                                                                                                  -
    4,020                      18,270  Claire's Stores                                        104,600                      475,385
                   14,250                                                                                   370,785
    1,767                       1,767  Foot Locker                                             43,115                       43,115
                        -                                                                                         -
      928                         928  Kenneth Cole Productions                                24,592                       24,592
                        -                                                                                         -
    5,730                      21,530  Nordstrom                                              247,421                      929,665
                   15,800                                                                                   682,244
    1,280                       1,280  Stein Mart (1)                                          21,274                       21,274
                        -                                                                                         -
                                      RETAIL-AUTO PARTS (0.00%)
      980                         980  CSK Auto (1)                                            14,347                       14,347
                        -                                                                                         -
                                      RETAIL-BEDDING (0.20%)
    4,935                      17,485  Bed Bath & Beyond (1)                                  201,299                      713,214
                   12,550                                                                                   511,915
                                      RETAIL-BOOKSTORE (0.02%)
    1,716                       1,716  Barnes & Noble (1)                                      57,091                       57,091
                        -                                                                                         -
      523                         523  Borders Group                                           11,919                       11,919
                        -                                                                                         -
                                      RETAIL-BUILDING PRODUCTS (0.89%)
    8,430                      75,413  Home Depot                                             346,304                    3,097,966
                   66,983                                                                                 2,751,662
                                      RETAIL-CATALOG SHOPPING (0.01%)
    1,041                       1,041  Coldwater Creek (1)                                     23,964                       23,964
                        -                                                                                         -
                                      RETAIL-CONSUMER ELECTRONICS (0.78%)
    5,460                      24,590  Best Buy                                               323,341                    1,456,220
                   19,130                                                                                 1,132,879
    5,932                      42,272  RadioShack                                             177,545                    1,265,201
                   36,340                                                                                 1,087,656
                                      RETAIL-CONVENIENCE STORE (0.00%)
      297                         297  Pantry (1)                                               6,828                        6,828
                        -                                                                                         -
                                      RETAIL-DISCOUNT (1.94%)
    2,360                      21,260  BJ's Wholesale Club (1)                                 68,511                      617,178
                   18,900                                                                                   548,667
      990                       8,940  Target                                                  49,520                      447,179
                    7,950                                                                                   397,659
   14,775                     105,978  Wal-Mart Stores                                        796,668                    5,714,334
                   91,203                                                                                 4,917,666
                                      RETAIL-DRUG STORE (0.08%)
      840                       7,560  Walgreen                                                30,148                      271,329
                    6,720                                                                                   241,181
                                      RETAIL-HAIR SALONS (0.01%)
    1,092                       1,092  Regis                                                   46,738                       46,738
                        -                                                                                         -
                                      RETAIL-JEWELRY (0.01%)
    1,845                       1,845  Signet Group                                            35,627                       35,627
                        -                                                                                         -
      454                         454  Zale (1)                                                12,948                       12,948
                        -                                                                                         -
                                      RETAIL-MISCELLANEOUS/DIVERSIFIED (0.01%)
    1,077                       1,077  Ito-Yokado                                              38,540                       38,540
                        -                                                                                         -
                                      RETAIL-OFFICE SUPPLIES (0.38%)
   10,670                      44,830  Staples                                                317,326                    1,333,244
                   34,160                                                                                 1,015,918
                                      RETAIL-REGIONAL DEPARTMENT STORE (0.27%)
    2,660                      15,440  Neiman Marcus Group (2)                                161,808                      939,215
                   12,780                                                                                   777,407
                                      RETAIL-RESTAURANTS (1.48%)
    1,277                       1,277  CBRL Group                                              46,304                       46,304
                        -                                                                                         -
      421                         421  CEC Entertainment (1)                                   16,006                       16,006
                        -                                                                                         -
   12,800                      74,584  McDonald's                                             373,120                    2,174,124
                   61,784                                                                                 1,801,004
    1,117                       1,117  Ruby Tuesday                                            27,590                       27,590
                        -
    2,320                      21,300  Starbucks (1)                                          122,682                    1,126,344
                   18,980                                                                                 1,003,662
    8,710                      40,950  Yum! Brands                                            378,885                    1,781,325
                   32,240                                                                                 1,402,440
                                      RUBBER-TIRES (0.01%)
      862                         862  Continental                                             47,022                       47,022
                        -                                                                                         -
                                      SAVINGS & LOANS-THRIFTS (0.02%)
      555                         555  Independence Community Bank                             20,885                       20,885
                        -                                                                                         -
      489                         489  PFF Bancorp                                             19,291                       19,291
                        -                                                                                         -
      419                         419  Sterling Financial (1)                                  15,742                       15,742
                        -                                                                                         -
                                      SCHOOLS (0.17%)
    2,370                       8,790  Apollo Group (1)                                       156,420                      580,140
                    6,420                                                                                   423,720
                                      SEMICONDUCTOR COMPONENT-INTEGRATED
                                      CIRCUITS (0.36%)
    2,390                      21,370  Analog Devices                                          96,221                      860,356
                   18,980                                                                                   764,135
      600                         600  Exar (1)                                                 9,012                        9,012
                        -                                                                                         -
    3,775                       3,775  Linear Technology                                      142,997                      142,997
                        -                                                                                         -
    2,405                       2,405  Maxim Integrated Products                              105,796                      105,796
                        -                                                                                         -
    1,340                       1,340  Micrel (1)                                              15,048                       15,048
                        -                                                                                         -
    7,840                       7,840  Taiwan Semiconductor Manufacturing (2)                  59,349                       59,349
                        -                                                                                         -
   14,800                      14,800  United Microelectronics (1)                             51,800                       51,800
                        -                                                                                         -
                                      SEMICONDUCTOR EQUIPMENT (0.59%)
    7,150                      60,590  Applied Materials (1)                                  115,115                      975,499
                   53,440                                                                                   860,384
      343                         343  Brooks Automation (1) (2)                                5,104                        5,104
                        -                                                                                         -
    2,560                      22,510  Kla-Tencor (1)                                         116,557                    1,024,880
                   19,950                                                                                   908,323
      441                         441  MKS Instruments (1)                                      6,977                        6,977
                        -                                                                                         -
      610                         610  Mykrolis (1)                                             6,411                        6,411
                        -                                                                                         -
      955                         955  Varian Semiconductor Equipment  Associates (1)          33,052                       33,052
                        -                                                                                         -
                                      STEEL PRODUCERS (0.03%)
    1,974                       1,974  Arcelor                                                 36,717                       36,717
                        -                                                                                         -
      646                         646  POSCO                                                   24,154                       24,154
                        -                                                                                         -
    2,077                       2,077  Schnitzer Steel Industries                              58,675                       58,675
                        -                                                                                         -
                                      TELECOMMUNICATION EQUIPMENT (0.89%)
      291                         291  Comtech Telecommunications (1)                           7,976                        7,976
                        -                                                                                         -
    1,910                       1,910  Ditech Communications (1)                               43,815                       43,815
                        -                                                                                         -
      687                         687  Plantronics                                             29,885                       29,885
                        -                                                                                         -
    5,250                      47,160  Qualcomm                                               219,503                    1,971,760
                   41,910                                                                                 1,752,257
    4,100                      33,280  Scientific-Atlanta                                     112,299                      911,539
                   29,180                                                                                   799,240
    1,160                       1,160  Tekelec (1)                                             25,891                       25,891
                        -                                                                                         -
    3,830                       3,830  Telefonaktiebolaget LM Ericsson (1)                    110,725                      110,725
                        -                                                                                         -
    2,128                       2,128  Westell Technologies (1)                                11,938                       11,938
                        -                                                                                         -
                                      TELECOMMUNICATION EQUIPMENT-FIBER
                                      OPTICS (0.20%)
    2,357                       2,357  C-COR.net (1)                                           17,725                       17,725
                        -                                                                                         -
    6,680                      60,230  Corning (1)                                             76,486                      689,633
                   53,550                                                                                   613,147
    1,439                       1,439  Sycamore Networks (1)                                    5,281                        5,281
                        -                                                                                         -
                                      TELECOMMUNICATION SERVICES (0.01%)
    4,900                       4,900  PTEK Holdings (1)                                       48,804                       48,804
                        -                                                                                         -
                                      TELEPHONE-INTEGRATED (2.88%)
    1,420                      12,860  ALLTEL                                                  78,001                      706,400
                   11,440                                                                                   628,399
    2,530                       2,530  AT&T                                                    43,288                       43,288
                        -                                                                                         -
    2,450                      19,900  BellSouth                                               65,342                      530,734
                   17,450                                                                                   465,392
    1,630                       1,630  Nippon Telegraph & Telephone                            34,638                       34,638
                        -                                                                                         -
   19,350                     114,426  SBC Communications                                     488,781                    2,890,401
                   95,076                                                                                 2,401,620
   10,350                      91,580  Sprint                                                 216,832                    1,918,600
                   81,230                                                                                 1,701,768
   16,085                     100,431  Verizon Communications                                 628,923                    3,926,852
                   84,346                                                                                 3,297,929
                                      THEATERS (0.00%)
      202                         202  Carmike Cinemas                                          7,232                        7,232
                        -                                                                                         -
                                      THERAPEUTICS (0.23%)
    1,634                       1,634  Dyax (1)                                                 9,379                        9,379
                        -                                                                                         -
      614                         614  Eyetech Pharmaceuticals (1)                             26,058                       26,058
                        -                                                                                         -
    6,300                      20,880  Gilead Sciences (1)                                    218,169                      723,074
                   14,580                                                                                   504,905
    1,045                       1,045  Medicines (1)                                           27,839                       27,839
                        -                                                                                         -
      926                         926  NeoPharm (1)                                             6,728                        6,728
                        -                                                                                         -
                                      TOBACCO (0.70%)
    7,491                      47,544  Altria Group                                           363,014                    2,303,982
                   40,053                                                                                 1,940,968
    1,846                       1,846  British American Tobacco                                55,565                       55,565
                        -                                                                                         -
    1,810                       1,810  Imperial Tobacco Group                                  84,979                       84,979
                        -                                                                                         -
                                      TOOLS-HAND HELD (0.13%)
      640                       5,490  Black & Decker                                          51,379                      440,737
                    4,850                                                                                   389,358
                                      TRANSACTIONAL SOFTWARE (0.01%)
    1,141                       1,141  Transaction Systems Architects (1)                      18,707                       18,707
                        -                                                                                         -
                                      TRANSPORT-AIR FREIGHT (0.16%)
    3,680                      12,900  CNF                                                    161,110                      564,762
                    9,220                                                                                   403,652
                                      TRANSPORT-RAIL (0.24%)
    2,770                      24,940  Norfolk Southern                                        94,042                      846,713
                   22,170                                                                                   752,671
                                      TRANSPORT-SERVICES (0.51%)
      100                         850  FedEx                                                    9,112                       77,452
                      750                                                                                    68,340
      423                         423  Offshore Logistics (1)                                  15,295                       15,295
                        -                                                                                         -
    2,410                      21,519  United Parcel Service                                  190,824                    1,703,875
                   19,109                                                                                 1,513,051
                                      TRANSPORT-TRUCK (0.01%)
      469                         469  J.B. Hunt Transport Services                            19,163                       19,163
                        -                                                                                         -
      539                         539  Yellow Roadway (1)                                      25,867                       25,867
                        -                                                                                         -
                                      TRAVEL SERVICES (0.09%)
    1,600                      14,370  Sabre Holdings                                          34,416                      309,099
                   12,770                                                                                   274,683
                                      TRUCKING & LEASING (0.00%)
      251                         251  Ryder System                                            12,575                       12,575
                        -                                                                                         -
                                      VITAMINS & NUTRITION PRODUCTS (0.01%)
      646                         646  USANA Health Sciences (1) (2)                           19,270                       19,270
                        -                                                                                         -
                                      WATER (0.01%)
    1,696                       1,696  Suez                                                    39,856                       39,856
                        -                                                                                         -
                                      WEB PORTALS (0.39%)
    1,964                       1,964  United Online (1)                                       18,442                       18,442
                        -                                                                                         -
    4,392                      37,317  Yahoo (1)                                              158,946                    1,350,502
                   32,925                                                                                 1,191,556
                                      WIRELESS EQUIPMENT (0.51%)
   24,430                     103,670  Motorola                                               421,662                    1,789,344
                   79,240                                                                                 1,367,682
                                                            TOTAL  COMMON STOCKS           64,313,833   242,958,431    307,272,264
                                      BONDS (6.00%)
                                      AEROSPACE & DEFENSE EQUIPMENT (0.01%)
                                       K&F Industries
   35,000                      35,000   9.25%; 10/15/07                                        35,700                       35,700
                        -                                                                                         -
                                      AGRICULTURAL OPERATIONS (0.04%)
                                       Bunge Limited Finance
                               80,000   4.38%; 12/15/08                                        80,857                       80,857
   80,000               -                                                                                         -
   45,000                      45,000   5.35%; 04/15/14                                        46,077                       46,077
                        -                                                                                         -
   25,000                      25,000   5.88%; 05/15/13                                        26,501                       26,501
                        -                                                                                         -
                                      AIRLINES (0.04%)
                                       Southwest Airlines
  152,222                     152,222   5.10%; 05/01/06                                       155,849                      155,849
                        -                                                                                         -
                                      ASSET BACKED SECURITIES (0.16%)
                                       Chase Funding Mortgage Loan Asset
                                       Backed Certificates (3)
  100,000                     100,000   2.22%; 09/25/33                                        99,995                       99,995
                        -                                                                                         -
                                       Countrywide Asset Backed Certificates (3)
  196,429                     196,429   2.43%; 02/25/34                                       196,420                      196,420
                        -                                                                                         -
  180,000                     180,000   3.00%; 01/25/34                                       180,318                      180,318
                                                                                                                  -
                                       Master Adjustable Rate Mortgages Trust (3)
   95,000                      95,000   3.03%; 03/25/34                                        95,659                       95,659
                        -                                                                                         -
                                      AUTO-CARS & LIGHT TRUCKS (0.06%)
                                       DaimlerChrysler Holding
   70,000                      70,000   4.05%; 06/04/08                                        70,472                       70,472
                        -                                                                                         -
   15,000                      15,000   4.75%; 01/15/08                                        15,454                       15,454
                        -                                                                                         -
   40,000                      40,000   7.25%; 01/18/06                                        42,046                       42,046
                        -                                                                                         -
                                       Ford Motor
   30,000                      30,000   7.45%; 07/16/31                                        29,216                       29,216
                        -                                                                                         -
                                       General Motors
   40,000                      40,000   8.25%; 07/15/23                                        41,668                       41,668
                        -                                                                                         -
                                       Hyundai Motor Manufacturing (4)
   25,000                      25,000   5.30%; 12/19/08                                        26,012                       26,012
                        -                                                                                         -
                                      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.02%)
                                       Lear
   45,000                      45,000   7.96%; 05/15/05                                        46,188                       46,188
                        -                                                                                         -
                                       Tenneco Automotive
   15,000                      15,000   11.63%; 10/15/09                                       15,938                       15,938
                        -                                                                                         -
                                      AUTOMOBILE SEQUENTIAL (0.04%)
                                       Ford Credit Auto Owner Trust
  132,368                     132,368   4.72%; 12/15/05                                       132,743                      132,743
                        -                                                                                         -
                                      BEVERAGES-WINE & SPIRITS (0.04%)
                                       Diageo Capital (3)
  150,000                     150,000   2.17%; 04/20/07                                       150,056                      150,056
                        -                                                                                         -
                                      BREWERY (0.04%)
                                       Cia Brasileira de Bebidas
   40,000                      40,000   10.50%; 12/15/11                                       49,200                       49,200
                        -                                                                                         -
                                       Coors Brewing
   50,000                      50,000   6.38%; 05/15/12                                        55,458                       55,458
                        -                                                                                         -
                                       SABMiller (4)
   30,000                      30,000   6.63%; 08/15/33                                        33,761                       33,761
                        -                                                                                         -
                                      BROADCASTING SERVICES & PROGRAMMING (0.04%)
                                       Clear Channel Communications
   65,000                      65,000   5.75%; 01/15/13                                        67,317                       67,317
                        -                                                                                         -
                                       Grupo Televisa
                               20,000   8.50%; 03/11/32                                        22,850                       22,850
   20,000               -                                                                                         -
                                       Liberty Media
   60,000                      60,000   3.50%; 09/25/06                                        60,059                       60,059
                        -                                                                                         -
                                      BUILDING & CONSTRUCTION PRODUCTS-
                                      MISCELLANEOUS (0.06%)
                                       CRH America
   25,000                      25,000   5.30%; 10/15/13                                        25,827                       25,827
                        -                                                                                         -
   25,000                      25,000   6.40%; 10/15/33                                        26,907                       26,907
                        -                                                                                         -
   35,000                      35,000   6.95%; 03/15/12                                        40,231                       40,231
                        -                                                                                         -
                                       Masco (3) (4)
  110,000                     110,000   2.11%; 03/09/07                                       110,185                      110,185
                        -                                                                                         -
                                      BUILDING PRODUCTS-AIR & HEATING (0.02%)
                                       York International
   75,000                      75,000   6.63%; 08/15/06                                        79,224                       79,224
                        -                                                                                         -
                                      BUILDING PRODUCTS-WOOD (0.00%)
                                       Celulosa Arauco y Constitucion
   15,000                      15,000   5.13%; 07/09/13                                        14,840                       14,840
                        -                                                                                         -
                                      BUILDING-RESIDENTIAL & COMMERCIAL (0.03%)
                                       DR Horton
   50,000                      50,000   8.50%; 04/15/12                                        56,375                       56,375
                        -                                                                                         -
                                       KB Home
   45,000                      45,000   7.75%; 02/01/10                                        49,050                       49,050
                        -                                                                                         -
                                      CABLE TV (0.08%)
                                       Charter Communications (4)
   35,000                      35,000   8.00%; 04/30/12                                        35,394                       35,394
                        -                                                                                         -
                                       Comcast
    5,000                       5,000   5.30%; 01/15/14                                         5,099                        5,099
                        -                                                                                         -
    5,000                       5,000   5.85%; 01/15/10                                         5,378                        5,378
                        -                                                                                         -
   35,000                      35,000   7.05%; 03/15/33                                        39,533                       39,533
                        -                                                                                         -
                                       Comcast Cable Communications
   25,000                      25,000   6.75%; 01/30/11                                        28,045                       28,045
                        -                                                                                         -
                                       Cox Communications
   45,000                      45,000   6.75%; 03/15/11                                        49,432                       49,432
                        -                                                                                         -
                                       EchoStar DBS (4)
   60,000                      60,000   6.63%; 10/01/14                                        61,350                       61,350
                        -                                                                                         -
                                       Rogers Cablesystems
   40,000                      40,000   10.00%; 03/15/05                                       41,000                       41,000
                        -                                                                                         -
                                      CASINO HOTELS (0.06%)
                                       Aztar
   55,000                      55,000   7.88%; 06/15/14                                        59,675                       59,675
                        -                                                                                         -
                                       Harrah's Operating
   50,000                      50,000   5.50%; 07/01/10                                        52,173                       52,173
                        -                                                                                         -
                                       Mandalay Resort Group
   25,000                      25,000   6.45%; 02/01/06                                        25,781                       25,781
                        -                                                                                         -
                                       MGM Mirage
   35,000                      35,000   7.25%; 10/15/06                                        37,275                       37,275
                        -                                                                                         -
                                       Park Place Entertainment
   45,000                      45,000   8.50%; 11/15/06                                        49,500                       49,500
                        -                                                                                         -
                                      CELLULAR TELECOMMUNICATIONS (0.14%)
                                       AT&T Wireless Services
   65,000                      65,000   7.88%; 03/01/11                                        77,435                       77,435
                        -                                                                                         -
   65,000                      65,000   8.13%; 05/01/12                                        79,299                       79,299
                        -                                                                                         -
                                       Dobson Cellular Systems (1) (3) (4)
   55,000                      55,000   0.00%; 11/01/11                                        56,512                       56,512
                        -                                                                                         -
                                       PTC International Finance II
   75,000                      75,000   11.25%; 12/01/09                                       79,500                       79,500
                        -                                                                                         -
                                       Rural Cellular (4)
   20,000                      20,000   8.25%; 03/15/12                                        21,000                       21,000
                        -                                                                                         -
                                       Telus
   40,000                      40,000   7.50%; 06/01/07                                        43,951                       43,951
                        -                                                                                         -
   10,000                      10,000   8.00%; 06/01/11                                        11,824                       11,824
                        -                                                                                         -
                                       US Unwired
   60,000                      60,000   5.79%; 06/15/10                                        61,650                       61,650
                        -                                                                                         -
                                       Verizon Wireless Capital
   65,000                      65,000   5.38%; 12/15/06                                        68,129                       68,129
                        -                                                                                         -
                                      CHEMICALS-DIVERSIFIED (0.05%)
                                       Chevron Phillips Chemical
   50,000                      50,000   7.00%; 03/15/11                                        56,710                       56,710
                        -                                                                                         -
                                       FMC
   55,000                      55,000   6.75%; 05/05/05                                        55,825                       55,825
                        -                                                                                         -
                                       ICI Wilmington I
   30,000                      30,000   5.63%; 12/01/13                                        31,044                       31,044
                        -                                                                                         -
                                       Lyondell Chemical
   27,000                      27,000   9.88%; 05/01/07                                        28,552                       28,552
                        -                                                                                         -
                                      CHEMICALS-SPECIALTY (0.02%)
                                       Lubrizol
   45,000                      45,000   4.63%; 10/01/09                                        45,441                       45,441
                        -                                                                                         -
   20,000                      20,000   6.50%; 10/01/34                                        20,156                       20,156
                        -                                                                                         -
                                      COAL (0.01%)
                                       Massey Energy
   30,000                      30,000   6.63%; 11/15/10                                        31,275                       31,275
                        -                                                                                         -
                                      COATINGS & PAINT (0.01%)
                                       Valspar
   25,000                      25,000   6.00%; 05/01/07                                        26,573                       26,573
                        -                                                                                         -
                                      COMMERCIAL BANKS (0.02%)
                                       Union Planters Bank
   50,000                      50,000   5.13%; 06/15/07                                        52,743                       52,743
                        -                                                                                         -
                                       United Overseas Bank (4)
   20,000                      20,000   4.50%; 07/02/13                                        19,692                       19,692
                        -                                                                                         -
                                      COMMERCIAL SERVICE-FINANCE (0.02%)
                                       Dollar Financial Group
   50,000                      50,000   9.75%; 11/15/11                                        53,375                       53,375
                        -                                                                                         -
                                      COMMERCIAL SERVICES (0.02%)
                                       Iron Mountain
   55,000                      55,000   8.25%; 07/01/11                                        57,475                       57,475
                        -                                                                                         -
                                      COMPUTER SERVICES (0.03%)
                                       Unisys
   20,000                      20,000   7.25%; 01/15/05                                        20,200                       20,200
                        -                                                                                         -
   35,000                      35,000   7.88%; 04/01/08                                        35,919                       35,919
                        -                                                                                         -
   35,000                      35,000   8.13%; 06/01/06                                        37,187                       37,187
                        -                                                                                         -
                                      COMPUTERS-INTEGRATED SYSTEMS (0.00%)
                                       NCR
   15,000                      15,000   7.13%; 06/15/09                                        16,730                       16,730
                        -                                                                                         -
                                      COMPUTERS-MEMORY DEVICES (0.01%)
                                       Seagate Technology HDD Holdings
   45,000                      45,000   8.00%; 05/15/09                                        48,656                       48,656
                        -                                                                                         -
                                      CONSUMER PRODUCTS-MISCELLANEOUS (0.02%)
                                       Fortune Brands (4)
   75,000                      75,000   7.13%; 11/01/04                                        75,000                       75,000
                        -                                                                                         -
                                      CONTAINERS-PAPER & PLASTIC (0.01%)
                                       Norampac
   40,000                      40,000   6.75%; 06/01/13                                        42,200                       42,200
                        -                                                                                         -
                                      CREDIT CARD ASSET BACKED SECURITIES (0.23%)
                                       American Express Credit Account Master Trust
  500,000                     500,000   5.53%; 10/15/08                                       519,155                      519,155
                        -                                                                                         -
                                       Capital One Multi-Asset Execution Trust (3)
   95,000                      95,000   2.09%; 12/15/09                                        95,059                       95,059
                        -                                                                                         -
                                       Chase Credit Card Master Trust (3)
  100,000                     100,000   2.07%; 05/15/09                                        99,994                       99,994
                        -                                                                                         -
                                       MBNA Credit Card Master Note Trust
  100,000                     100,000   3.90%; 11/15/07                                       100,911                      100,911
                        -                                                                                         -
                                      DATA PROCESSING & MANAGEMENT (0.00%)
                                       Certegy
   15,000                      15,000   4.75%; 09/15/08                                        15,447                       15,447
                        -                                                                                         -
                                      DISTRIBUTION-WHOLESALE (0.02%)
                                       Ingram Micro
   50,000                      50,000   9.88%; 08/15/08                                        54,875                       54,875
                        -                                                                                         -
                                      DIVERSIFIED FINANCIAL SERVICES (0.04%)
                                       General Electric Capital
   65,000                      65,000   6.75%; 03/15/32                                        75,804                       75,804
                        -                                                                                         -
                                       John Deere Capital
   40,000                      40,000   3.13%; 12/15/05                                        40,145                       40,145
                        -                                                                                         -
                                       NiSource Finance
   40,000                      40,000   3.20%; 11/01/06                                        39,946                       39,946
                        -                                                                                         -
                                      DIVERSIFIED MANUFACTURING OPERATIONS (0.02%)
                                       Tyco International Group
   35,000                      35,000   6.00%; 11/15/13                                        38,236                       38,236
                        -                                                                                         -
   40,000                      40,000   6.38%; 02/15/06                                        41,759                       41,759
                        -                                                                                         -
                                      DIVERSIFIED MINERALS (0.01%)
                                       Corp. Nacional del Cobre de Chile

   20,000                      20,000   5.50%; 10/15/13                                        20,936                       20,936
                        -                                                                                         -
                                       Vale Overseas
   25,000                      25,000   9.00%; 08/15/13                                        28,125                       28,125
                        -                                                                                         -
                                      DIVERSIFIED OPERATIONS (0.01%)
                                       Hutchison Whampoa International (4)
   25,000                      25,000   6.50%; 02/13/13                                        26,609                       26,609
                        -                                                                                         -
                                      E-COMMERCE-PRODUCTS (0.01%)
                                       FTD
   25,000                      25,000   7.75%; 02/15/14                                        25,063                       25,063
                        -                                                                                         -
                                      ELECTRIC-DISTRIBUTION (0.01%)
                                       Detroit Edison
   25,000                      25,000   5.40%; 08/01/14                                        26,396                       26,396
                        -                                                                                         -
                                      ELECTRIC-GENERATION (0.01%)
                       Korea East-West Power (4)
   15,000                      15,000   4.88%; 04/21/11                                        15,337                       15,337
                        -                                                                                         -
                                       Tenaska Virginia Partners (4)
   29,822                      29,822   6.12%; 03/30/24                                        31,567                       31,567
                        -                                                                                         -
                                      ELECTRIC-INTEGRATED (0.34%)
                                       Alabama Power
   10,000                      10,000   5.70%; 02/15/33                                        10,248                       10,248
                        -                                                                                         -
                                       Arizona Public Service
   35,000                      35,000   5.80%; 06/30/14                                        37,235                       37,235
                        -                                                                                         -
   20,000                      20,000   6.50%; 03/01/12                                        22,367                       22,367
                        -                                                                                         -
                                       Carolina Power & Light
   40,000                      40,000   6.65%; 04/01/08                                        43,547                       43,547
                        -                                                                                         -
                                       Centerpoint Energy
   25,000                      25,000   5.88%; 06/01/08                                        26,326                       26,326
                        -                                                                                         -
                                       Cincinnati Gas & Electric
   15,000                      15,000   5.40%; 06/15/33                                        13,978                       13,978
                        -                                                                                         -
                                       Consumers Energy
   10,000                      10,000   4.25%; 04/15/08                                        10,183                       10,183
                        -                                                                                         -
                                       Dayton Power & Light (4)
   30,000                      30,000   5.13%; 10/01/13                                        30,592                       30,592
                        -                                                                                         -
                                       Duke Energy (3)
  130,000                     130,000   2.42%; 01/15/05                                       130,027                      130,027
                        -                                                                                         -
                                       Entergy Gulf States
   25,000                      25,000   3.60%; 06/01/08                                        24,798                       24,798
                        -                                                                                         -
                                       Exelon
   30,000                      30,000   6.75%; 05/01/11                                        33,803                       33,803
                        -                                                                                         -
                                       FirstEnergy
   55,000                      55,000   6.45%; 11/15/11                                        60,262                       60,262
                        -                                                                                         -
                                       FPL Group Capital
   25,000                      25,000   3.25%; 04/11/06                                        25,170                       25,170
                        -                                                                                         -
                                       Indianapolis Power & Light
   35,000                      35,000   7.38%; 08/01/07                                        37,877                       37,877
                        -                                                                                         -
                                       Jersey Central Power & Light (4)
   15,000                      15,000   5.63%; 05/01/16                                        15,733                       15,733
                        -                                                                                         -
                                      ELECTRIC-INTEGRATED (continued)
                                       MSW Energy Holdings II
   50,000                      50,000   7.38%; 09/01/10                                        52,500                       52,500
                        -                                                                                         -
                                       Northeast Utilities
   20,000                      20,000   3.30%; 06/01/08                                        19,576                       19,576
                        -                                                                                         -
                                       NorthWestern (4)
   55,000                      55,000   5.88%; 11/01/14                                        56,719                       56,719
                        -                                                                                         -
                                       Ohio Power
   20,000                      20,000   4.85%; 01/15/14                                        20,103                       20,103
                        -                                                                                         -
                                       Oncor Electric Delivery
   45,000                      45,000   6.38%; 05/01/12                                        49,928                       49,928
                        -                                                                                         -
                                       Pacific Gas & Electric
   25,000                      25,000   3.60%; 03/01/09                                        24,821                       24,821
                        -                                                                                         -
   85,000                      85,000   6.05%; 03/01/34                                        87,544                       87,544
                        -                                                                                         -
                                       Pepco Holdings
   80,000                      80,000   3.75%; 02/15/06                                        80,773                       80,773
                        -                                                                                         -
   10,000                      10,000   4.00%; 05/15/10                                         9,774                        9,774
                        -                                                                                         -
                                       Power Contract Financing (4)
   16,625                      16,625   5.20%; 02/01/06                                        16,855                       16,855
                        -                                                                                         -
                                       PPL Energy Supply
   35,000                      35,000   5.40%; 08/15/14                                        35,882                       35,882
                        -                                                                                         -
                                       PSEG Power
   50,000                      50,000   6.95%; 06/01/12                                        56,323                       56,323
                        -                                                                                         -
                                       Puget Energy
   25,000                      25,000   3.36%; 06/01/08                                        24,803                       24,803
                        -                                                                                         -
                                       Southern California Edison
   15,000                      15,000   5.00%; 01/15/14                                        15,367                       15,367
                        -                                                                                         -
   40,000                      40,000   8.00%; 02/15/07                                        44,231                       44,231
                        -                                                                                         -
                                       Southwestern Electric Power
   50,000                      50,000   4.50%; 07/01/05                                        50,620                       50,620
                        -                                                                                         -
                                       TXU Energy
   20,000                      20,000   6.13%; 03/15/08                                        21,482                       21,482
                        -                                                                                         -
                                      ELECTRONIC COMPONENTS-MISCELLANEOUS (0.01%)
                                       Flextronics International
   25,000                      25,000   6.50%; 05/15/13                                        26,250                       26,250
                        -                                                                                         -
                                      ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.02%)
                                       Fairchild Semiconductor International
   60,000                      60,000   10.50%; 02/01/09                                       64,200                       64,200
                        -                                                                                         -
                                      ELECTRONICS-MILITARY (0.02%)
                                       L-3 Communications
   80,000                      80,000   8.00%; 08/01/08                                        82,400                       82,400
                        -                                                                                         -
                                      EXPORT/IMPORT BANK (0.01%)
                                       Export-Import Bank of Korea
   30,000                      30,000   4.50%; 08/12/09                                        30,684                       30,684
                        -                                                                                         -
                                      FEDERAL & FEDERALLY SPONSORED CREDIT (0.02%)
                                       Housing Urban Development
   60,000                      60,000   2.99%; 08/01/05                                        60,294                       60,294
                        -                                                                                         -
                                      FILTRATION & SEPARATION PRODUCTS (0.01%)
                                       Polypore (4)
   35,000                      35,000   8.75%; 05/15/12                                        36,575                       36,575
                        -                                                                                         -
                                      FINANCE-AUTO LOANS (0.07%)
                                       Ford Motor Credit
   35,000                      35,000   6.13%; 01/09/06                                        36,164                       36,164
                        -                                                                                         -
   20,000                      20,000   6.50%; 01/25/07                                        21,013                       21,013
                        -                                                                                         -
  125,000                     125,000   6.88%; 02/01/06                                       129,959                      129,959
                        -                                                                                         -
   25,000                      25,000   7.88%; 06/15/10                                        27,741                       27,741
                        -                                                                                         -
                                       General Motors Acceptance
   15,000                      15,000   5.63%; 05/15/09                                        15,147                       15,147
                        -                                                                                         -
   20,000                      20,000   8.00%; 11/01/31                                        20,701                       20,701
                        -                                                                                         -
                                      FINANCE-COMMERCIAL (0.01%)
                                       CIT Group
   35,000                      35,000   5.13%; 09/30/14                                        35,220                       35,220
                        -                                                                                         -
                                      FINANCE-CONSUMER LOANS (0.01%)
                                       Household Finance
   20,000                      20,000   4.75%; 07/15/13                                        19,970                       19,970
                        -                                                                                         -
                                      FINANCE-CREDIT CARD (0.04%)
                                       Capital One Bank
   30,000                      30,000   5.00%; 06/15/09                                        31,170                       31,170
                        -                                                                                         -
  100,000                     100,000   6.88%; 02/01/06                                       104,953                      104,953
                        -                                                                                         -
                                      FINANCE-INVESTMENT BANKER & BROKER (0.28%)
                                       BCP Caylux Holdings Luxembourg (4)
   40,000                      40,000   9.63%; 06/15/14                                        44,800                       44,800
                        -                                                                                         -
                                       Bear Stearns
  130,000                     130,000   2.43%; 01/30/09 (3)                                   130,313                      130,313
                        -                                                                                         -
   70,000                      70,000   2.50%; 06/25/34 (3)                                    70,208                       70,208
                        -                                                                                         -
   40,000                      40,000   3.00%; 03/30/06                                        40,143                       40,143
                        -                                                                                         -
   45,000                      45,000   4.00%; 01/31/08                                        45,731                       45,731
                        -                                                                                         -
                                       Citigroup
   20,000                      20,000   5.88%; 02/22/33                                        20,261                       20,261
                        -                                                                                         -
   50,000                      50,000   6.63%; 06/15/32                                        55,790                       55,790
                        -                                                                                         -
                                       E*Trade Financial (4)
   50,000                      50,000   8.00%; 06/15/11                                        52,750                       52,750
                        -                                                                                         -
                                       Goldman Sachs Group
   35,000                      35,000   3.88%; 01/15/09                                        35,238                       35,238
                        -                                                                                         -
  110,000                     110,000   6.60%; 01/15/12                                       123,583                      123,583
                        -                                                                                         -
                                       Lehman Brothers Holdings
   50,000                      50,000   4.80%; 03/13/14                                        49,807                       49,807
                        -                                                                                         -
                                       Merrill Lynch
  130,000                     130,000   1.95%; 02/06/09 (3)                                   130,004                      130,004
                        -                                                                                         -
   40,000                      40,000   5.45%; 07/15/14                                        41,774                       41,774
                        -                                                                                         -
                                       Morgan Stanley
   45,000                      45,000   4.75%; 04/01/14                                        44,083                       44,083
                        -                                                                                         -
   25,000                      25,000   5.30%; 03/01/13                                        25,958                       25,958
                        -                                                                                         -
   70,000                      70,000   6.75%; 04/15/11                                        79,454                       79,454
                        -                                                                                         -
                                      FINANCE-MORTGAGE LOAN/BANKER (0.52%)
                                       Countrywide Home Loan
   25,000                      25,000   4.25%; 12/19/07                                        25,464                       25,464
                        -                                                                                         -
  200,000                     200,000   4.62%; 12/19/33 (3)                                   198,200                      198,200
                        -                                                                                         -
                                       Federal Home Loan Mortgage
  225,000                     225,000   3.25%; 02/25/08                                       223,759                      223,759
                        -                                                                                         -
  375,000                     375,000   4.50%; 07/15/13                                       379,117                      379,117
                        -                                                                                         -
   45,000                      45,000   4.63%; 05/28/13                                        44,956                       44,956
                        -                                                                                         -
   80,000                      80,000   4.75%; 10/11/12                                        79,930                       79,930
                        -                                                                                         -
   75,000                      75,000   4.75%; 05/06/13                                        74,309                       74,309
                        -                                                                                         -
   20,000                      20,000   5.13%; 11/07/13                                        20,158                       20,158
                        -                                                                                         -
  256,000                     256,000   6.75%; 03/15/31                                       310,055                      310,055
                        -                                                                                         -
                                       Federal National Mortgage Association
   50,000                      50,000   2.88%; 05/19/08                                        49,151                       49,151
                        -                                                                                         -
  230,000                     230,000   3.70%; 11/01/07                                       231,899                      231,899
                        -                                                                                         -
   90,000                      90,000   4.32%; 07/26/07                                        91,215                       91,215
                        -                                                                                         -
   75,000                      75,000   4.75%; 02/21/13                                        74,917                       74,917
                        -                                                                                         -
                                      FOOD-MISCELLANEOUS/DIVERSIFIED (0.08%)
                                       Chiquita Brands International (4)
   45,000                      45,000   7.50%; 11/01/14                                        46,125                       46,125
                        -                                                                                         -
                                       ConAgra Foods
   75,000                      75,000   7.50%; 09/15/05                                        77,808                       77,808
                        -                                                                                         -
                                       Corn Products International
   40,000                      40,000   8.45%; 08/15/09                                        45,800                       45,800
                        -                                                                                         -
                                       Kraft Foods
   85,000                      85,000   4.63%; 11/01/06                                        87,486                       87,486
                        -                                                                                         -
   35,000                      35,000   6.25%; 06/01/12                                        38,522                       38,522
                        -                                                                                         -
                                      FOOD-RETAIL (0.03%)
                                       Delhaize America
   45,000                      45,000   7.38%; 04/15/06                                        47,527                       47,527
                        -                                                                                         -
                                       Kroger
   25,000                      25,000   6.20%; 06/15/12                                        27,389                       27,389
                        -                                                                                         -
   20,000                      20,000   7.50%; 04/01/31                                        23,502                       23,502
                        -                                                                                         -
                                      GAS-DISTRIBUTION (0.03%)
                                       Colorado Interstate Gas
   50,000                      50,000   10.00%; 06/15/05                                       52,375                       52,375
                        -                                                                                         -
                                       Sempra Energy
   35,000                      35,000   4.75%; 05/15/09                                        35,947                       35,947
                        -                                                                                         -
                                      HOME DECORATION PRODUCTS (0.01%)
                                       Newell Rubbermaid
   10,000                      10,000   4.00%; 05/01/10                                         9,785                        9,785
                        -                                                                                         -
   15,000                      15,000   4.63%; 12/15/09                                        15,377                       15,377
                        -                                                                                         -
                                      HOME EQUITY-OTHER (0.15%)
                                       Asset Backed Funding Certificates (3)
   45,000                      45,000   2.12%; 02/25/30                                        44,998                       44,998
                        -                                                                                         -
                                       Long Beach Mortgage Loan Trust (3)
   25,000                      25,000   2.46%; 06/25/34                                        24,978                       24,978
                        -                                                                                         -
   30,000                      30,000   3.01%; 06/25/34                                        30,036                       30,036
                        -                                                                                         -
                                       New Century Home Equity Loan Trust (3)
  115,000                     115,000   2.65%; 01/25/34                                       115,337                      115,337
                        -                                                                                         -
                                       Option One Mortgage Loan Trust (3)
   70,000                      70,000   2.46%; 05/25/34                                        69,911                       69,911
                        -                                                                                         -
   70,000                      70,000   2.98%; 05/25/34                                        69,997                       69,997
                        -                                                                                         -
                                       Specialty Underwriting & Residential Finance (3)
   65,000                      65,000   2.44%; 02/25/35                                        64,997                       64,997
                        -                                                                                         -
                                       Wells Fargo Home Equity Trust (3)
   90,000                      90,000   2.43%; 04/25/34                                        89,997                       89,997
                        -                                                                                         -
                                      HOME EQUITY-SEQUENTIAL (0.03%)
                                       Ameriquest Mortgage Securities (3)
   75,000                      75,000   2.13%; 04/25/34                                        74,996                       74,996
                        -                                                                                         -
                                       Residential Asset Securities
   13,531                      13,531   4.59%; 10/25/26                                        13,541                       13,541
                        -                                                                                         -
                                      HOTELS & MOTELS (0.01%)
                                       Host Marriott
   18,000                      18,000   7.88%; 08/01/08                                        18,495                       18,495
                        -                                                                                         -
                                      INVESTMENT COMPANIES (0.02%)
                                       Canadian Oil Sands (4)
   80,000                      80,000   4.80%; 08/10/09                                        81,738                       81,738
                        -                                                                                         -
                                      LIFE & HEALTH INSURANCE (0.00%)
                                       Nationwide Financial Services
   10,000                      10,000   5.63%; 02/13/15                                        10,328                       10,328
                        -                                                                                         -
                                      MACHINERY-FARM (0.03%)
                                       Case
   75,000                      75,000   7.25%; 08/01/05                                        77,062                       77,062
                        -                                                                                         -
                                       Case New Holland (4)
   40,000                      40,000   6.00%; 06/01/09                                        40,000                       40,000
                        -                                                                                         -
                                      MEDICAL INFORMATION SYSTEM (0.02%)
                                       NDCHealth
   50,000                      50,000   10.50%; 12/01/12                                       53,000                       53,000
                        -                                                                                         -
                                      MEDICAL PRODUCTS (0.01%)
                                       Medical Device Manufacturing (4)
   25,000                      25,000   10.00%; 07/15/12                                       26,750                       26,750
                        -                                                                                         -
                                      MEDICAL-DRUGS (0.04%)
                                       Biovail
   45,000                      45,000   7.88%; 04/01/10                                        46,688                       46,688
                        -                                                                                         -
                                       Eli Lilly
   60,000                      60,000   5.50%; 07/15/06                                        62,685                       62,685
                        -                                                                                         -
                                       Schering-Plough
   30,000                      30,000   5.30%; 12/01/13                                        31,114                       31,114
                        -                                                                                         -
                                      MEDICAL-HMO (0.06%)
                                       Anthem
  200,000                     200,000   4.88%; 08/01/05                                       202,327                      202,327
                        -                                                                                         -
                                      MEDICAL-HOSPITALS (0.02%)
                                       HCA
   50,000                      50,000   6.95%; 05/01/12                                        52,720                       52,720
                        -                                                                                         -
   10,000                      10,000   7.13%; 06/01/06                                        10,490                       10,490
                        -                                                                                         -
                                      MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.01%)
                                       Bergen Brunswig
   35,000                      35,000   7.25%; 06/01/05                                        35,700                       35,700
                        -                                                                                         -
                                      METAL PROCESSORS & FABRICATION (0.01%)
                                       Mueller Group
   35,000                      35,000   10.00%; 05/01/12                                       37,800                       37,800
                        -                                                                                         -
                                      METAL-DIVERSIFIED (0.01%)
                                       Falconbridge
   10,000                      10,000   5.38%; 06/01/15                                        10,077                       10,077
                        -                                                                                         -
   15,000                      15,000   7.35%; 06/05/12                                        17,224                       17,224
                        -                                                                                         -
                                      MISCELLANEOUS INVESTING (0.02%)
                                       iStar Financial
   45,000                      45,000   4.88%; 01/15/09                                        45,938                       45,938
                        -                                                                                         -
                                       United Dominion Realty Trust
   30,000                      30,000   6.50%; 06/15/09                                        32,810                       32,810
                        -                                                                                         -
                                      MISCELLANEOUS MANUFACTURERS (0.02%)
                                       Samsonite
   55,000                      55,000   8.88%; 06/01/11                                        58,575                       58,575
                        -                                                                                         -
                                      MONEY CENTER BANKS (0.06%)
                                       Bank of America
   60,000                      60,000   4.88%; 09/15/12                                        61,619                       61,619
                        -                                                                                         -
   60,000                      60,000   7.40%; 01/15/11                                        70,295                       70,295
                        -                                                                                         -
                                       JP Morgan Chase
   75,000                      75,000   5.13%; 09/15/14                                        76,206                       76,206
                        -                                                                                         -
                                      MORTGAGE BACKED SECURITIES (0.58%)
                                       Bear Stearns Adjustable Rate Mortgage
                                       Trust (3) (4)
   50,000                      50,000   3.52%; 06/25/34                                        49,365                       49,365
                        -                                                                                         -
                                       Bear Stearns Commercial Mortgage
                                        Securities
  448,646                     448,646   0.65%; 05/11/39 (3) (4)                                12,707                       12,707
                        -                                                                                         -
  110,000                     110,000   5.47%; 06/11/41                                       116,289                      116,289
                        -                                                                                         -
                                       Credit Suisse First Boston
                        Mortgage Securities (3)
   50,000                      50,000   2.53%; 05/25/34                                        49,712                       49,712
                        -                                                                                         -
                                       CS First Boston Mortgage Securities (3)
  827,328                     827,328   0.57%; 05/15/36 (4)                                    18,427                       18,427
                        -                                                                                         -
  737,859                     737,859   0.68%; 07/15/36 (4)                                    24,197                       24,197
                        -                                                                                         -
   30,000                      30,000   2.53%; 06/25/34 (4)                                    29,913                       29,913
                        -                                                                                         -
   25,000                      25,000   7.68%; 09/15/41                                        28,970                       28,970
                        -                                                                                         -
                                       DLJ Commercial Mortgage
  700,000                     700,000   6.59%; 02/18/31                                       764,236                      764,236
                        -                                                                                         -
                                       DLJ Mortgage Acceptance (4)
  100,000                     100,000   6.99%; 10/15/30                                       106,976                      106,976
                        -                                                                                         -
                                       First Union National Bank Commercial Mortgage
   40,000                      40,000   8.09%; 05/17/32                                        47,266                       47,266
                        -                                                                                         -
                                       Greenwich Capital Commercial Funding (3) (4)
1,483,000                   1,483,000   0.39%; 06/10/36                                        27,422                       27,422
                        -                                                                                         -
                                       JP Morgan Chase Commercial Mortgage
                                        Securities
  650,000                     650,000   1.22%; 01/12/39 (3) (4)                                34,041                       34,041
                        -                                                                                         -
  150,000                     150,000   6.04%; 11/15/35                                       161,353                      161,353
                        -                                                                                         -
                                       LB-UBS Commercial Mortgage Trust
  357,668                     357,668   0.14%; 03/15/36 (3) (4)                                10,060                       10,060
                        -                                                                                         -
  708,201                     708,201   0.63%; 03/15/34 (3) (4)                                15,399                       15,399
                        -                                                                                         -
  565,325                     565,325   0.75%; 08/15/36 (4)                                    19,621                       19,621
                        -                                                                                         -
  422,905                     422,905   1.23%; 03/15/36 (3) (4)                                22,050                       22,050
                        -                                                                                         -
  325,000                     325,000   5.97%; 03/15/26                                       347,656                      347,656
                        -                                                                                         -
                                       Merrill Lynch Mortgage Investors (3)
   90,000                      90,000   2.49%; 01/25/35                                        89,996                       89,996
                        -                                                                                         -
                                       Merrill Lynch Mortgage Trust (3)
1,471,015                   1,471,015   0.60%; 02/12/42                                        36,134                       36,134
                        -                                                                                         -
                                       Morgan Stanley Capital I (3) (4)
  425,000                     425,000   1.12%; 01/13/41                                        22,336                       22,336
                        -                                                                                         -
                                      MOTION PICTURES & SERVICES (0.01%)
                                       Alliance Atlantis Communications
   20,000                      20,000   13.00%; 12/15/09                                       21,500                       21,500
                        -                                                                                         -
                                      MULTI-LINE INSURANCE (0.04%)
                                       Metropolitan Life Global Funding I (3) (4)
  130,000                     130,000   2.04%; 03/17/09                                       129,811                      129,811
                        -                                                                                         -
                                      MULTIMEDIA (0.10%)
                                       AOL Time Warner
   20,000                      20,000   5.63%; 05/01/05                                        20,302                       20,302
                        -                                                                                         -
   70,000                      70,000   6.15%; 05/01/07                                        74,878                       74,878
                        -                                                                                         -
   60,000                      60,000   7.63%; 04/15/31                                        71,089                       71,089
                        -                                                                                         -
                                       Gannett
   75,000                      75,000   4.95%; 04/01/05                                        75,740                       75,740
                        -                                                                                         -
                                       News America
   15,000                      15,000   4.75%; 03/15/10                                        15,435                       15,435
                        -                                                                                         -
   30,000                      30,000   6.55%; 03/15/33                                        32,276                       32,276
                        -                                                                                         -
   35,000                      35,000   6.63%; 01/09/08                                        38,303                       38,303
                        -                                                                                         -
                                       Viacom
   15,000                      15,000   6.63%; 05/15/11                                        16,912                       16,912
                        -                                                                                         -
                                      MUTUAL INSURANCE (0.02%)
                       Liberty Mutual Group (4)
   35,000                      35,000   5.75%; 03/15/14                                        34,304                       34,304
                        -                                                                                         -
   25,000                      25,000   7.00%; 03/15/34                                        25,184                       25,184
                        -                                                                                         -
                                      NON-HAZARDOUS WASTE DISPOSAL (0.01%)
                                       Allied Waste North America
   20,000                      20,000   5.75%; 02/15/11                                        18,450                       18,450
                        -                                                                                         -
                                       Waste Management
   20,000                      20,000   5.00%; 03/15/14                                        20,223                       20,223
                        -                                                                                         -
                                      OFFICE AUTOMATION & EQUIPMENT (0.05%)
                                       Xerox
   55,000                      55,000   6.88%; 08/15/11                                        58,713                       58,713
                        -                                                                                         -
                                      OIL & GAS DRILLING (0.11%)
                                       Consolidated Natural Gas
   25,000                      25,000   5.00%; 03/01/14                                        25,260                       25,260
                        -                                                                                         -
                                       Nabors Holdings
   45,000                      45,000   4.88%; 08/15/09                                        46,657                       46,657
                        -                                                                                         -
                                       Precision Drilling
   40,000                      40,000   5.63%; 06/01/14                                        42,228                       42,228
                        -                                                                                         -
                                      OIL COMPANY-EXPLORATION & PRODUCTION (0.14%)
                                       Canadian Natural Resources
   25,000                      25,000   7.20%; 01/15/32                                        29,545                       29,545
                        -                                                                                         -
                                       Chesapeake Energy
   40,000                      40,000   8.38%; 11/01/08                                        43,600                       43,600
                        -                                                                                         -
                                       Devon Financing
   40,000                      40,000   7.88%; 09/30/31                                        50,457                       50,457
                        -                                                                                         -
                                       EnCana
   20,000                      20,000   4.75%; 10/15/13                                        19,972                       19,972
                        -                                                                                         -
                                       Husky Energy
   35,000                      35,000   6.15%; 06/15/19                                        37,705                       37,705
                        -                                                                                         -
                                       Nexen
   15,000                      15,000   5.05%; 11/20/13                                        15,055                       15,055
                        -                                                                                         -
   25,000                      25,000   7.88%; 03/15/32                                        31,161                       31,161
                        -                                                                                         -
                                       Pemex Project Funding Master Trust
  185,000                     185,000   7.88%; 02/01/09                                       208,125                      208,125
                        -                                                                                         -
                                       Swift Energy
   60,000                      60,000   7.63%; 07/15/11                                        65,100                       65,100
                        -                                                                                         -
                                      OIL COMPANY-INTEGRATED (0.05%)
                                       Occidental Petroleum
   25,000                      25,000   4.00%; 11/30/07                                        25,474                       25,474
                        -                                                                                         -
                                       PanCanadian Energy
   35,000                      35,000   7.20%; 11/01/31                                        41,027                       41,027
                        -                                                                                         -
                                       Petrobras International Finance
   40,000                      40,000   8.38%; 12/10/18                                        40,200                       40,200
                        -                                                                                         -
   30,000                      30,000   9.13%; 07/02/13                                        32,700                       32,700
                        -                                                                                         -
                                       Petronas Capital (4)
   20,000                      20,000   7.88%; 05/22/22                                        24,645                       24,645
                        -                                                                                         -
                                      OIL FIELD MACHINERY & EQUIPMENT (0.03%)
                                       Cooper Cameron
   50,000                      50,000   2.65%; 04/15/07                                        49,135                       49,135
                        -                                                                                         -
                                       Grant Prideco
   40,000                      40,000   9.00%; 12/15/09                                        44,900                       44,900
                        -                                                                                         -
                                      OIL REFINING & MARKETING (0.10%)
                                       CITGO Petroleum (4)
   40,000                      40,000   6.00%; 10/15/11                                        40,700                       40,700
                        -                                                                                         -
                                       Enterprise Products Operating (4)
   50,000                      50,000   4.00%; 10/15/07                                        50,394                       50,394
                        -                                                                                         -
                                       Enterprise Products Partners
   15,000                      15,000   6.38%; 02/01/13                                        16,220                       16,220
                        -                                                                                         -
                                       Frontier Oil
   75,000                      75,000   11.75%; 11/15/09                                       79,687                       79,687
                        -                                                                                         -
                                       Tesoro Petroleum
   40,000                      40,000   8.00%; 04/15/08                                        43,500                       43,500
                        -                                                                                         -
   35,000                      35,000   9.63%; 11/01/08                                        38,588                       38,588
                        -                                                                                         -
                                       Valero Energy
   55,000                      55,000   6.88%; 04/15/12                                        62,600                       62,600
                        -                                                                                         -
                                      PAPER & RELATED PRODUCTS (0.11%)
                                       Boise Cascade (4)
   45,000                      45,000   5.01%; 10/15/12                                        46,012                       46,012
                        -                                                                                         -
                                       International Paper
   80,000                      80,000   3.80%; 04/01/08                                        80,145                       80,145
                        -                                                                                         -
   25,000                      25,000   6.75%; 09/01/11                                        28,100                       28,100
                        -                                                                                         -
                                       Norske Skog (4)
   50,000                      50,000   7.63%; 10/15/11                                        56,967                       56,967
                        -                                                                                         -
                                       Sappi Papier Holding (4)
   20,000                      20,000   6.75%; 06/15/12                                        22,154                       22,154
                        -                                                                                         -
                                       Smurfit Capital Funding
   40,000                      40,000   6.75%; 11/20/05                                        41,300                       41,300
                        -                                                                                         -
                                      PAPER & RELATED PRODUCTS (continued)
                                       Weyerhaeuser
   60,000                      60,000   6.13%; 03/15/07                                        63,978                       63,978
                        -                                                                                         -
   30,000                      30,000   6.75%; 03/15/12                                        33,953                       33,953
                        -                                                                                         -
                                      PETROCHEMICALS (0.01%)
                                       Braskem (4)
   45,000                      45,000   11.75%; 01/22/14                                       50,175                       50,175
                        -                                                                                         -
                                      PHYSICAL THERAPY & REHABILITATION CENTERS (0.02%)
                                       HealthSouth
   80,000                      80,000   6.88%; 06/15/05                                        80,400                       80,400
                        -                                                                                         -
                                      PHYSICIAN PRACTICE MANAGEMENT (0.02%)
                                       US Oncology (4)
   55,000                      55,000   9.00%; 08/15/12                                        59,400                       59,400
                        -                                                                                         -
                                      PIPELINES (0.07%)
                                       Buckeye Partners
   35,000                      35,000   4.63%; 07/15/13                                        34,250                       34,250
                        -                                                                                         -
                                       Duke Capital
   25,000                      25,000   4.37%; 03/01/09                                        25,349                       25,349
                        -                                                                                         -
                                       Duke Energy Field Services
   20,000                      20,000   7.88%; 08/16/10                                        23,654                       23,654
                        -                                                                                         -
                                       Enbridge Energy Partners
   15,000                      15,000   4.00%; 01/15/09                                        14,919                       14,919
                        -                                                                                         -
                                       Equitable Resources
   25,000                      25,000   5.15%; 11/15/12                                        26,121                       26,121
                        -                                                                                         -
                                       National Fuel Gas
   25,000                      25,000   5.25%; 03/01/13                                        25,752                       25,752
                        -                                                                                         -
                                       TEPPCO Partners
   45,000                      45,000   6.13%; 02/01/13                                        48,445                       48,445
                        -                                                                                         -
                                       Texas Eastern Transmission
   50,000                      50,000   5.25%; 07/15/07                                        52,353                       52,353
                        -                                                                                         -
                                      PROPERTY & CASUALTY INSURANCE (0.18%)
                                       ACE
   70,000                      70,000   6.00%; 04/01/07                                        73,478                       73,478
                        -                                                                                         -
                                       ACE INA Holdings
   15,000                      15,000   5.88%; 06/15/14                                        15,591                       15,591
                        -                                                                                         -
                                       Arch Capital Group
   60,000                      60,000   7.35%; 05/01/34                                        63,266                       63,266
                        -                                                                                         -
                                       Infinity Property & Casualty
   55,000                      55,000   5.50%; 02/18/14                                        54,876                       54,876
                        -                                                                                         -
                                       Markel
   55,000                      55,000   6.80%; 02/15/13                                        59,400                       59,400
                        -                                                                                         -
                                       St. Paul
   80,000                      80,000   5.75%; 03/15/07                                        83,839                       83,839
                        -                                                                                         -
                                       W.R. Berkley
   90,000                      90,000   5.13%; 09/30/10                                        91,642                       91,642
                        -                                                                                         -
   20,000                      20,000   5.88%; 02/15/13                                        20,590                       20,590
                        -                                                                                         -
                                       XL Capital
  100,000                     100,000   5.25%; 09/15/14                                        99,835                       99,835
                        -                                                                                         -
   70,000                      70,000   6.50%; 01/15/12                                        76,417                       76,417
                        -                                                                                         -
                                      PUBLISHING-BOOKS (0.02%)
                                       Reed Elsevier Capital
   55,000                      55,000   6.13%; 08/01/06                                        57,797                       57,797
                        -                                                                                         -
                                      RECREATIONAL CENTERS (0.01%)
                       AMF Bowling Worldwide (4)
   45,000                      45,000   10.00%; 03/01/10                                       48,150                       48,150
                        -                                                                                         -
                                      REGIONAL BANKS (0.17%)
                                       Bank One
   80,000                      80,000   7.63%; 08/01/05                                        83,078                       83,078
                        -                                                                                         -
                                       KeyCorp
  100,000                     100,000   4.63%; 05/16/05                                       101,067                      101,067
                        -                                                                                         -
                                       PNC Funding
  100,000                     100,000   5.75%; 08/01/06                                       104,728                      104,728
                        -                                                                                         -
                                       SunTrust Banks
   35,000                      35,000   5.05%; 07/01/07                                        36,631                       36,631
                        -                                                                                         -
                                       Wachovia
   40,000                      40,000   5.25%; 08/01/14                                        41,321                       41,321
                        -                                                                                         -
  100,000                     100,000   5.63%; 12/15/08                                       107,744                      107,744
                        -                                                                                         -
                                       Wells Fargo
   30,000                      30,000   3.12%; 08/15/08                                        29,442                       29,442
                        -                                                                                         -
  100,000                     100,000   5.13%; 02/15/07                                       104,344                      104,344
                        -                                                                                         -
                                      REINSURANCE (0.04%)
                                       Berkshire Hathaway Finance
   55,000                      55,000   4.63%; 10/15/13                                        55,220                       55,220
                        -                                                                                         -
                                       Endurance Specialty Holdings
   70,000                      70,000   7.00%; 07/15/34                                        71,215                       71,215
                        -                                                                                         -
                                      RENTAL-AUTO & EQUIPMENT (0.01%)
                                       United Rentals
   20,000                      20,000   6.50%; 02/15/12                                        19,800                       19,800
                        -                                                                                         -
                                      RETAIL-ARTS & CRAFTS (0.02%)
                                       Michaels Stores
   50,000                      50,000   9.25%; 07/01/09                                        53,938                       53,938
                        -                                                                                         -
                                      RETAIL-DRUG STORE (0.02%)
                                       Rite Aid
   50,000                      50,000   12.50%; 09/15/06                                       56,750                       56,750
                        -                                                                                         -
                                      RETAIL-MAJOR DEPARTMENT STORE (0.01%)
                                       J.C. Penney
   45,000                      45,000   8.13%; 04/01/27                                        49,613                       49,613
                        -                                                                                         -
                                      RETAIL-PROPANE DISTRIBUTION (0.01%)
                                       Ferrellgas
   35,000                      35,000   6.75%; 05/01/14                                        36,225                       36,225
                        -                                                                                         -
                                      RETAIL-VISION SERVICE CENTER (0.00%)
                                       Cole National Group
   15,000                      15,000   8.63%; 08/15/07                                        15,216                       15,216
                        -                                                                                         -
                                      SAVINGS & LOANS-THRIFTS (0.04%)
                                       Washington Mutual
   70,000                      70,000   3.81%; 06/25/34                                        69,328                       69,328
                        -                                                                                         -
   72,000                      72,000   3.97%; 03/25/33                                        71,760                       71,760
                        -                                                                                         -
   15,000                      15,000   5.50%; 01/15/13                                        15,683                       15,683
                        -                                                                                         -
                                      SOVEREIGN (0.09%)
                                       Mexico Government
   50,000                      50,000   2.75%; 01/13/09 (3)                                    50,350                       50,350
                        -                                                                                         -
   35,000                      35,000   8.30%; 08/15/31                                        40,460                       40,460
                        -                                                                                         -
  140,000                     140,000   8.38%; 01/14/11                                       165,200                      165,200
                        -                                                                                         -
                                       South Africa Government
   40,000                      40,000   6.50%; 06/02/14                                        43,450                       43,450
                        -                                                                                         -
                                      SPECIAL PURPOSE ENTITY (0.04%)
                                       Borden US Finance/Nova Scotia Finance (4)
   40,000                      40,000   9.00%; 07/15/14                                        43,750                       43,750
                        -                                                                                         -
                                       Fondo Latinoamericano de Reservas (4)
   45,000                      45,000   3.00%; 08/01/06                                        45,132                       45,132
                        -                                                                                         -
                                       Jostens (4)
   50,000                      50,000   7.63%; 10/01/12                                        51,750                       51,750
                        -                                                                                         -
                                      STEEL PRODUCERS (0.02%)
                                       International Steel Group
   75,000                      75,000   6.50%; 04/15/14                                        80,250                       80,250
                        -                                                                                         -
                                      STEEL-SPECIALTY (0.02%)
                         CSN Islands VIII (4)
   60,000                      60,000   9.75%; 12/16/13                                        60,900                       60,900
                        -                                                                                         -
                                      SUPRANATIONAL BANK (0.03%)
                                       Corp Andina de Fomento
   65,000                      65,000   6.75%; 03/15/05                                        65,938                       65,938
                        -                                                                                         -
   45,000                      45,000   6.88%; 03/15/12                                        50,470                       50,470
                        -                                                                                         -
                                      TELEPHONE-INTEGRATED (0.33%)
                                       British Telecommunications (3)
  230,000                     230,000   7.88%; 12/15/05                                       242,959                      242,959
                        -                                                                                         -
                                       Deutsche Telekom International Finance
   35,000                      35,000   5.25%; 07/22/13                                        36,187                       36,187
                        -                                                                                         -
   30,000                      30,000   8.50%; 06/15/10 (3)                                    36,143                       36,143
                        -                                                                                         -
                                       France Telecom (3)
   70,000                      70,000   8.50%; 03/01/11                                        84,072                       84,072
                        -                                                                                         -
                                       MCI
   70,000                      70,000   5.91%; 05/01/07                                        69,825                       69,825
                        -                                                                                         -
                                       Qwest (4)
   50,000                      50,000   7.88%; 09/01/11                                        53,250                       53,250
                        -                                                                                         -
                                       SBC Communications
   35,000                      35,000   4.13%; 09/15/09                                        35,175                       35,175
                        -                                                                                         -
   20,000                      20,000   6.15%; 09/15/34                                        20,204                       20,204
                        -                                                                                         -
                                       Sprint Capital
   40,000                      40,000   6.00%; 01/15/07                                        42,298                       42,298
                        -                                                                                         -
   35,000                      35,000   6.13%; 11/15/08                                        37,921                       37,921
                        -                                                                                         -
   75,000                      75,000   6.88%; 11/15/28                                        80,544                       80,544
                        -                                                                                         -
   30,000                      30,000   6.90%; 05/01/19                                        33,585                       33,585
                        -                                                                                         -
                                       Telecom Italia Capital
  190,000                     190,000   4.00%; 01/15/10 (4)                                   188,232                      188,232
                        -                                                                                         -
   50,000                      50,000   5.25%; 11/15/13                                        51,194                       51,194
                        -                                                                                         -
   20,000                      20,000   6.38%; 11/15/33                                        20,757                       20,757
                        -                                                                                         -

                                      TELEPHONE-INTEGRATED (continued)
                                       Telefonos de Mexico
   10,000                      10,000   4.50%; 11/19/08                                        10,088                       10,088
                        -                                                                                         -
  100,000                     100,000   8.25%; 01/26/06                                       106,325                      106,325
                        -                                                                                         -
                                      TEXTILE-HOME FURNISHINGS (0.01%)
                                       Mohawk Industries
   30,000                      30,000   6.50%; 04/15/07                                        32,079                       32,079
                        -                                                                                         -
                                      THEATERS (0.01%)
                           Cinemark (1) (3)
   50,000                      50,000   0.00%; 03/15/14                                        35,375                       35,375
                        -                                                                                         -
                                      TRANSPORT-RAIL (0.02%)
                                       Canadian National Railway
   40,000                      40,000   4.25%; 08/01/09                                        40,703                       40,703
                        -                                                                                         -
                                       Union Pacific
   15,000                      15,000   4.70%; 01/02/24                                        14,601                       14,601
                        -                                                                                         -
                                      TRANSPORT-SERVICES (0.01%)
                                       FedEx
   30,000                      30,000   1.88%; 04/01/05                                        30,017                       30,017
                        -                                                                                         -
   20,000                      20,000   3.50%; 04/01/09                                        19,742                       19,742
                        -                                                                                         -
                                      VENTURE CAPITAL (0.01%)
                                       Arch Western Finance
   35,000                      35,000   6.75%; 07/01/13                                        37,188                       37,188
                        -                                                                                         -
                                      VITAMINS & NUTRITION PRODUCTS (0.02%)
                                       NBTY
   30,000                      30,000   8.63%; 09/15/07                                        30,300                       30,300
                        -                                                                                         -
                                       WH Holdings/WH Capital
   25,000                      25,000   9.50%; 04/01/11                                        27,375                       27,375
                        -                                                                                         -
                                      WIRE & CABLE PRODUCTS (0.01%)
                                       Superior Essex Communications
   40,000                      40,000   9.00%; 04/15/12                                        40,600                       40,600
                        -                                                                                         -
                                                               TOTAL BONDS                 20,936,173                   20,936,173
                                                                                                                  -
                                      FEDERAL HOME LOAN MORTGAGE CORPORATION
                                      (FHLMC) CERTIFICATES (1.43%)
  119,400                     119,400 5.00%; 12/01/17                                         121,909                      121,909
                        -                                                                                         -
  150,292                     150,292 5.00%; 03/01/18                                         153,463                      153,463
                        -                                                                                         -
  897,309                     897,309 5.00%; 05/01/18                                         916,244                      916,244
                        -                                                                                         -
   20,338                      20,338 5.00%; 06/01/34                                          20,301                       20,301
                        -                                                                                         -
  925,001                     925,001 5.00%; 06/01/34                                         923,329                      923,329
                        -                                                                                         -
  900,000                     900,000 5.00%; 11/01/34 (5)                                     897,187                      897,187
                        -                                                                                         -
  187,720                     187,720 5.50%; 03/01/33                                         191,537                      191,537
                        -                                                                                         -
  613,028                     613,028 5.50%; 05/01/33                                         625,492                      625,492
                        -                                                                                         -
  172,911                     172,911 5.50%; 10/01/33                                         176,426                      176,426
                        -                                                                                         -
  250,000                     250,000 5.50%; 11/01/34 (5)                                     254,610                      254,610
                        -                                                                                         -
  127,799                     127,799 6.00%; 01/01/29                                         132,650                      132,650
                        -                                                                                         -
   40,361                      40,361 6.50%; 12/01/20                                          42,647                       42,647
                        -                                                                                         -
   71,838                      71,838 6.50%; 05/01/31                                          75,627                       75,627
                        -                                                                                         -
   95,977                      95,977 6.50%; 06/01/31                                         101,039                      101,039
                        -                                                                                         -
  106,339                     106,339 7.00%; 12/01/27                                         113,206                      113,206
                        -                                                                                         -
   38,401                      38,401 7.00%; 09/01/31                                          40,797                       40,797
                        -                                                                                         -
                                      FHLMC (continued)
                                                                                                                  -
   26,048                      26,048 7.50%; 11/01/30                                          27,975                       27,975
                        -                                                                                         -
   21,612                      21,612 7.50%; 11/01/30                                          23,211                       23,211
                        -                                                                                         -
   24,499                      24,499 7.50%; 01/01/31                                          26,312                       26,312
                        -                                                                                         -
  107,648                     107,648 8.00%; 12/01/30                                         116,909                      116,909
                        -                                                                                         -
                                                        TOTAL FHLMC CERTIFICATES            4,980,871                    4,980,871
                                                                                                                  -
                                      FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                      (FNMA) CERTIFICATES (1.34%)
  233,540                     233,540 4.50%; 05/01/10                                         236,843                      236,843
                        -                                                                                         -
  225,000                     225,000 4.50%; 11/01/34 (5)                                     218,390                      218,390
                        -                                                                                         -
   98,193                      98,193 5.00%; 03/01/18                                         100,349                      100,349
                        -                                                                                         -
  300,000                     300,000 5.00%; 11/01/34 (5)                                     298,875                      298,875
                        -                                                                                         -
  398,313                     398,313 5.50%; 01/01/33                                         406,752                      406,752
                        -                                                                                         -
  467,885                     467,885 5.50%; 07/01/33                                         477,328                      477,328
                        -                                                                                         -
  446,216                     446,216 5.50%; 09/01/33                                         455,222                      455,222
                        -                                                                                         -
1,750,000                   1,750,000 5.50%; 11/01/34 (5)                                   1,781,719                    1,781,719
                        -                                                                                         -
    9,458                       9,458 6.00%; 06/01/06                                           9,654                        9,654
                        -                                                                                         -
   77,576                      77,576 6.00%; 04/01/08                                          81,512                       81,512
                        -                                                                                         -
    1,454                       1,454 6.00%; 03/01/09                                           1,535                        1,535
                        -                                                                                         -
   61,943                      61,943 6.00%; 05/01/09                                          65,412                       65,412
                        -                                                                                         -
   31,956                      31,956 6.00%; 05/01/09                                          33,745                       33,745
                        -                                                                                         -
    2,058                       2,058 6.00%; 11/01/09                                           2,174                        2,174
                        -                                                                                         -
   45,074                      45,074 6.00%; 11/01/09                                          47,598                       47,598
                        -                                                                                         -
    8,791                       8,791 6.00%; 12/01/09                                           9,246                        9,246
                        -                                                                                         -
   31,038                      31,038 6.00%; 05/01/10                                          32,775                       32,775
                        -                                                                                         -
  257,514                     257,514 6.00%; 12/01/33                                         267,369                      267,369
                        -                                                                                         -
   98,877                      98,877 6.50%; 05/01/06                                         101,510                      101,510
                        -                                                                                         -
   64,083                      64,083 6.50%; 03/01/08                                          67,709                       67,709
                        -                                                                                         -
                                                        TOTAL FNMA CERTIFICATES             4,695,717                    4,695,717
                                                                                                                  -
                                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                                      (GNMA) CERTIFICATES (0.38%)
  145,532                     145,532 6.00%; 06/20/26                                         151,920                      151,920
                        -                                                                                         -
   98,453                      98,453 6.00%; 09/20/26                                         102,741                      102,741
                        -                                                                                         -
   52,325                      52,325 6.00%; 06/20/27                                          54,621                       54,621
                        -                                                                                         -
   53,601                      53,601 6.00%; 06/15/32                                          55,867                       55,867
                        -                                                                                         -
  155,752                     155,752 6.00%; 12/15/33                                         162,183                      162,183
                        -                                                                                         -
  230,600                     230,600 6.50%; 10/20/31                                         243,544                      243,544
                        -                                                                                         -
  326,431                     326,431 6.50%; 05/15/32                                         345,777                      345,777
                        -                                                                                         -
   62,963                      62,963 7.00%; 05/15/31                                          67,237                       67,237
                        -                                                                                         -
  121,291                     121,291 7.00%; 02/15/32                                         129,493                      129,493
                        -                                                                                         -
                                                         TOTAL GNMA CERTIFICATES            1,313,383                    1,313,383
                                                                                                                  -

                                      TREASURY BONDS (1.51%)
                                       U.S. Treasury
  300,000                     300,000   3.63%; 07/15/09                                       304,793                      304,793
                        -                                                                                         -
  200,000                     200,000   3.88%; 02/15/13                                       200,062                      200,062
                        -                                                                                         -
  175,000                     175,000   4.00%; 02/15/14                                       175,007                      175,007
                        -                                                                                         -
  325,000                     325,000   4.75%; 05/15/14                                       343,637                      343,637
                        -                                                                                         -
  450,000                     450,000   5.00%; 02/15/11                                       485,930                      485,930
                        -                                                                                         -
  275,000                     275,000   5.38%; 02/15/31                                       298,687                      298,687
                        -                                                                                         -
  225,000                     225,000   6.25%; 05/15/30                                       270,562                      270,562
                        -                                                                                         -
  240,000                     240,000   7.13%; 02/15/23                                       309,234                      309,234
                        -                                                                                         -
   50,000                      50,000   7.25%; 05/15/16                                        63,430                       63,430
                        -                                                                                         -
  135,000                     135,000   7.50%; 11/15/16                                       174,841                      174,841
                        -                                                                                         -
  285,000                     285,000   8.00%; 11/15/21                                       395,493                      395,493
                        -                                                                                         -
                                       U.S. Treasury Inflation-Indexed
ations
  179,477                     179,477   2.00%; 01/15/14                                       186,046                      186,046
                        -                                                                                         -
  598,035                     598,035   3.38%; 01/15/07                                       640,879                      640,879
                        -                                                                                         -
  439,868                     439,868   3.63%; 01/15/08                                       485,195                      485,195
                        -                                                                                         -
  433,309                     433,309   3.88%; 01/15/09                                       491,619                      491,619
                        -                                                                                         -
  225,266                     225,266   4.25%; 01/15/10                                       264,036                      264,036
                        -                                                                                         -
                                       U.S. Treasury Strip (1)
  300,000                     300,000   0.00%; 02/15/15                                       193,065                      193,065
                        -                                                                                         -
                                                            TOTAL TREASURY BONDS            5,282,516                    5,282,516
                                                                                                                  -

                                      COMMERCIAL PAPER (1.97%)

                                      FINANCE-CONSUMER LOANS (1.97%)

2,597,896                   2,597,896  Investment in Joint Trading Account;
                                       Household Finance   1.84%; 11/01/04                  2,597,896                    2,597,896
                        -                                                                                         -
                            4,278,422 Investment in Joint Trading Account;
                                      Federal Home Loan Bank  1.69%; 11/01/04               4,278,422      4,278,422
        -       4,278,422                                                                           -
                                                          TOTAL COMMERCIAL PAPER            2,597,896      4,278,422      6,876,318
                                      REPURCHASE AGREEMENTS (0.22%)
                                       Bear Stearns; 1.85%; dated 10/29/04
                                       maturing 11/01/04
                              778,696  (collateralized by FNMA; $794,148; 11/17/11)(6)        778,576                      778,576
  778,696               -                                                                                         -
                                                     TOTAL REPURCHASE AGREEMENTS              778,576                      778,576
                                                                                                                  -
                                           TOTAL PORTFOLIO INVESTMENTS (100.89%)          104,898,965   247,236,853    352,135,818
                                      Liabilities, net of cash, receivables
                                        and other assets (-0.89%)                          (3,890,836)                  (3,110,951)
                                                                                                            779,885
                                                      TOTAL NET ASSETS (100.00%)         $101,008,129   $248,016,738  $349,024,867
                                                                                       ============================================

(1)  Non-income producing security.
(2)  Security or a portion of the security was on loan at the end of the period
(3)  Variable rate.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,405,416 or 0.69% of net assets
(5) Security or a portion of the security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.
(6)  Security was purchased with the cash proceeds from securities loans.
(7)  Affiliated securities.
(8) Security or a portion of the security was pledged to cover margin requirements for futures contracts.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows.


                   Unrealized Appreciation                                         $   7,219,777    $   7,597,000     $  14,816,777
                   Unrealized Depreciation                                            (5,678,514)      (2,539,845)       (8,218,359)
                   Net Unrealized Appreciation (Depreciation)                          1,541,263        5,057,155         6,598,418
                   Cost for federal income tax purposes                           $  103,357,702    $  242,179,698     $345,537,400

                                                                                        Opening            Current       Unrealized
              Contract Type                     Commitment                             Market Value      Market Value     Gain(Loss)
------------------------------------------------------------------------------------------------------------------------------------

      FUTURES CONTRACTS
      3 Russell 1000 December 2004                                                  $    899,650      $    907,050      $      7,400
      Futures                                         Buy
      6 Russell 2000 December 2004
      Futures                                         Buy                              1,709,000         1,753,500            44,500
      27 S&P 500 eMini December 2004
      Futures                                         Buy                              1,499,857         1,525,905            26,048

                                                      INVESTMENTS BY SECTOR (UNAUDITED)


        Percentage of Total Value            Sector                                              Value
---------------------------------------------------------------------------------------------------------------------------------
  19.46%          19.17%      19.25%          Financial                      $ 20,411,458      $ 48,194,775       $ 68,606,233
  13.44           20.73       18.58           Consumer, Non-cyclical           14,094,373        52,111,723         66,206,096
   9.15           11.87       11.07           Communications                    9,597,830        29,837,963         39,435,793
   7.60           10.94        9.96           Industrial                        7,973,721        27,517,536         35,491,257
   6.90           11.00        9.79           Technology                        7,235,416        27,649,029         34,884,445
   8.49            9.95        9.52           Consumer, Cyclical                8,904,199        25,012,650         33,916,849
   6.77            8.42        7.93           Energy                            7,100,454        21,164,316         28,264,770
  12.68               -        3.73           Mortgage Securities              13,298,167                 -         13,298,167
   7.19            2.12        3.62           Government                        7,541,070         5,336,441         12,877,511
   3.41            2.45        2.74           Utilities                         3,582,505         6,174,242          9,756,747
   2.29            1.68        1.86           Basic Materials                   2,405,304         4,220,035          6,625,339
      -            1.66        1.18           Futures Contracts                         -         4,186,455          4,186,455
   2.01               -        0.59           Asset Backed Securities           2,113,380                 -          2,113,380
   0.43            0.01        0.13           Funds                               451,637            18,143            469,780
   0.18               -        0.05           Diversified                         189,451                 -            189,451
                                                 TOTAL                      $ 104,898,965     $ 251,423,308      $ 356,322,273
                                                                           ====================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                            PRINCIPAL                                      COMBINED
                          CAPITAL VALUE      LARGECAP     PRO FORMA        LARGECAP
                           FUND, INC.       VALUE FUND   ADJUSTMENTS      VALUE FUND
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..   $326,177,289      $115,728,918  $        --    $441,906,207
                         ============      ============  ===========    ============
ASSETS
Investment in
 securities--at value.   $345,639,296/(c)/ $122,034,946  $        --    $467,674,242/(c)/
Cash..................         79,878            32,699           --         112,577
Receivables:
 Capital Shares sold..          3,798           166,460           --         170,258
 Dividends and
  interest............        358,335           122,757           --         481,092
 Investment securities
  sold................      3,577,645         1,237,387           --       4,815,032
 Variation margin on
  futures contracts...         11,625                --           --          11,625
Other assets..........         28,459                --           --          28,459
                         ------------      ------------  -----------    ------------
          Total Assets    349,699,036       123,594,249           --     473,293,285
LIABILITIES
Accrued management and
 investment advisory
 fees.................         37,708            10,394           --          48,102
Accrued administrative
 service fees.........             --               156           --             156
Accrued distribution
 fees.................          4,870             1,858           --           6,728
Accrued directors'
 expense..............            360                --           --             360
Accrued service fees..             --               201           --             201
Accrued transfer and
 administrative fees..        130,188            11,440           --         141,628
Accrued other expenses         39,764             4,039           --          43,803
Payables:
 Capital Shares
  reacquired..........        144,466                --           --         144,466
 Investment securities
  purchased...........      3,650,950         1,320,749           --       4,971,699
Collateral obligation
 on securities loaned,
 at value.............      6,895,000                --           --       6,895,000
                         ------------      ------------  -----------    ------------
     Total Liabilities     10,903,306         1,348,837           --      12,252,143
                         ------------      ------------  -----------    ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES   $338,795,730      $122,245,412  $        --    $461,041,142
                         ============      ============  ===========    ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......   $321,209,498      $110,297,761  $        --    $431,507,259
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....      2,561,515         1,110,714           --       3,672,229
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).     (4,401,296)        4,530,909           --         129,613
Net unrealized
 appreciation
 (depreciation) of
 investments..........     19,426,013         6,306,028           --      25,732,041
                         ------------      ------------  -----------    ------------
      Total Net Assets   $338,795,730      $122,245,412  $        --    $461,041,142
                         ============      ============  ===========    ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    100,000,000       225,000,000           --     225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A      $    911,485          N/A    $    911,485
  Shares issued and
 outstanding..........                           85,603                       85,603
  Net asset value per
 share................                     $      10.65                 $      10.65
                                           ============                 ============

Advisors Select: Net
 Assets...............            N/A      $  1,387,526          N/A    $  1,387,526
  Shares issued and
 outstanding..........                          130,030                      130,030
  Net asset value per
 share................                     $      10.67                 $      10.67
                                           ============                 ============

Class A: Net Assets...   $311,582,761               N/A           --    $311,582,761
  Shares issued and
 outstanding..........     13,198,050                     16,003,708      29,201,758
  Net asset value per
 share................   $      23.61                             --    $      10.67
  Maximum offering
 price per share /(a)/   $      25.05                             --    $      11.32
                         ============                             ==    ============

Class B: Net Assets...   $ 27,212,969               N/A           --    $ 27,212,969
  Shares issued and
 outstanding..........      1,164,337                      1,386,082       2,550,419
  Net asset value per
 share /(b)/..........   $      23.37                             --    $      10.67
                         ============                             ==    ============

Class J: Net Assets...            N/A      $ 18,334,328          N/A    $ 18,334,328
  Shares issued and
 outstanding..........                        1,728,575                    1,728,575
  Net asset value per
 share /(b)/..........                     $      10.61                 $      10.61
                                           ============                 ============

Institutional: Net
 Assets...............            N/A      $ 97,880,620          N/A    $ 97,880,620
  Shares issued and
 outstanding..........                        9,169,377                    9,169,377
  Net asset value per
 share................                     $      10.67                 $      10.67
                                           ============                 ============

Preferred: Net Assets.            N/A      $  3,716,277          N/A    $  3,716,277
  Shares issued and
 outstanding..........                          347,510                      347,510
  Net asset value per
 share................                     $      10.69                 $      10.69
                                           ============                 ============

Select: Net Assets....            N/A      $     15,176          N/A    $     15,176
  Shares issued and
 outstanding..........                            1,426                        1,426
  Net asset value per
 share................                     $      10.64                 $      10.64
                                           ============                 ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                          PRINCIPAL                                         COMBINED
                        CAPITAL VALUE     LARGECAP        PRO FORMA         LARGECAP
                          FUND, INC.     VALUE FUND   ADJUSTMENTS /(A)/    VALUE FUND
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $  6,943,010    $ 1,991,419      $      --        $  8,934,429
 Interest.............        66,613         17,101             --              83,714
 Securities lending...        16,596             --             --              16,596
                        ------------    -----------      ---------        ------------
          Total Income     7,026,219      2,008,520             --           9,034,739
Expenses:
 Management and
  investment advisory
  fees................     2,075,121        460,338       (479,761)          2,055,698
 Distribution fees -
  Advisors Preferred..            --            370             --                 370
 Distribution fees -
  Advisors Select.....            --          5,184             --               5,184
 Distribution fees -
  Class A.............       469,600             --             --             469,600
 Distribution fees -
  Class B.............       210,113             --             --             210,113
 Distribution fees -
  Class J.............            --         76,001             --              76,001
 Distribution fees -
  Select..............            --             13             --                  13
 Administrative
  service fees -
  Advisors Preferred..            --            222             --                 222
 Administrative
  service fees -
  Advisors Select.....            --          3,456             --               3,456
 Administrative
  service fees -
  Preferred...........            --          4,461             --               4,461
 Administrative
  service fees -
  Select..............            --             17             --                  17
 Registration fees -
  Class A.............        13,195             --             --              13,195
 Registration fees -
  Class B.............         8,299             --             --               8,299
 Registration fees -
  Class J.............            --          9,997             --               9,997
 Service fees -
  Advisors Preferred..            --            252             --                 252
 Service fees -
  Advisors Select.....            --          4,320             --               4,320
 Service fees -
  Preferred...........            --          6,084             --               6,084
 Service fees - Select            --             20             --                  20
 Shareholder reports -
  Class A.............        34,315             --             --              34,315
 Shareholder reports -
  Class B.............         6,698             --             --               6,698
 Shareholder reports -
  Class J.............            --          4,752             --               4,752
 Transfer and
  administrative fees
  - Class A...........       183,834             --             --             183,834
 Transfer and
  administrative fees
  - Class B...........        36,667             --             --              36,667
 Transfer and
  administrative fees
  - Class J...........            --         49,670             --              49,670
 Auditing and legal
  fees................        10,231             --        (10,231)                 --
 Custodian fees.......         7,353             --         (7,353)                 --
 Directors' expenses..        12,470             --        (12,470)                 --
 Registration fees....        28,279             --             --              28,279
 Transfer and
  administrative fees.       456,262             --          9,825             466,087
 Other expenses.......        21,014             --        (21,014)                 --
 Other expenses -
  Class J.............            --              8             --                   8
                        ------------    -----------      ---------        ------------
  Total Gross Expenses     3,573,451        625,165       (521,004)          3,677,612
 Less: Fees paid
  indirectly..........        34,250          7,217             --              41,467
                        ------------    -----------      ---------        ------------
    Total Net Expenses     3,539,201        617,948       (521,004)          3,636,145
                        ------------    -----------      ---------        ------------
 Net Investment Income
      (Operating Loss)     3,487,018      1,390,572        521,004           5,398,594

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........    42,415,114      8,761,205             --          51,176,319
 Futures contracts....       207,479             --             --             207,479
 Other investment
  companies...........            --         20,729             --              20,729
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........   (13,310,175)    (1,369,610)            --         (14,679,785)
 Futures contracts.....      (105,745)            --             --            (105,745)
                         ------------    -----------      ---------        ------------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies    29,206,673      7,412,324             --          36,618,997
                         ------------    -----------      ---------        ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $ 32,693,691    $ 8,802,896      $ 521,004        $ 42,017,591
                         ============    ===========      =========        ============



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.


                                                       SCHEDULE OF INVESTMENTS
                                                          October 31, 2004
                                                             (unaudited)
       Principal Amount or Number of Shares                                                           Market Value
-----------------------------------------------------------------------------------------------------------------------------------
  Principal                                                                              Principal
   Capital         LargeCap                                                               Capital      LargeCap
   Value            Value                                                                 Value         Value
  Fund, Inc          Fund          Combined                                              Fund, Inc       Fund          Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                           COMMON STOCKS (97.36%)
                                           AEROSPACE & DEFENSE (0.67%)
    43,970                          59,650  Northrop Grumman                         $  2,275,447   $      811,440    $ 3,086,887
                      15,680
                                           AEROSPACE & DEFENSE EQUIPMENT (2.23%)
    39,730                          53,360  General Dynamics                            4,057,228                       5,449,124
                      13,630                                                                             1,391,896
    38,750                          51,950  United Technologies                         3,596,775                       4,821,999
                      13,200                                                                             1,225,224
                                           AIRLINES (0.38%)
   116,600                         156,480  ExpressJet Holdings (1) (2)                 1,296,592                       1,740,058
                      39,880                                                                               443,466
                                           APPAREL MANUFACTURERS (0.29%)
    26,380                          35,820  Polo Ralph Lauren                             974,213                       1,322,832
                       9,440                                                                               348,619
                                           APPLICATIONS SOFTWARE (0.70%)
    84,800                         114,930  Microsoft                                   2,373,552                       3,216,891
                      30,130                                                                               843,339
                                           ATHLETIC FOOTWEAR (0.52%)
    21,800                          29,530  Nike                                        1,772,558                       2,401,084
                       7,730                                                                               628,526
                                           AUTO-CARS & LIGHT TRUCKS (0.57%)
   149,040                         202,190  Ford Motor                                  1,941,991                       2,634,536
                      53,150                                                                               692,545
                                           AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.81%)
    39,621                          53,541  Paccar                                      2,746,132                       3,710,927
                      13,920                                                                               964,795
                                           BEVERAGES-NON-ALCOHOLIC (0.48%)
    40,170                          54,500  Coca-Cola                                   1,633,312                       2,215,970
                      14,330                                                                               582,658
                                           BROADCASTING SERVICES & PROGRAMMING(0.32%)
    36,600                          49,100  Fox Entertainment Group (1)                 1,085,556                       1,456,306
                      12,500                                                                               370,750
                                           BUILDING-RESIDENTIAL & COMMERCIAL (1.26%)
    33,170                          44,810  MDC Holdings                                2,545,798                       3,439,168
                      11,640                                                                               893,370
    31,480                          42,780  Pulte                                       1,727,622                       2,347,766
                      11,300                                                                               620,144
                                           CABLE TV (0.83%)
    85,660                         116,260  Comcast (1)                                 2,526,970                       3,429,670
                      30,600                                                                               902,700
    42,700                          57,305  Mediacom Communications (1)                   279,685                         375,348
                      14,605                                                                                95,663
                                           CELLULAR TELECOMMUNICATIONS (1.07%)
    82,300                         111,570  Nextel Partners (1) (2)                     1,385,932                       1,878,839
                      29,270                                                                               492,907
    77,800                         104,760  Western Wireless (1)                        2,267,092                       3,052,706
                      26,960                                                                               785,614
                                           CHEMICALS-SPECIALTY (1.06%)
    34,300                          46,520  Lubrizol                                    1,191,239                       1,615,640
                      12,220                                                                               424,401
    43,000                          58,340  Sigma-Aldrich                               2,392,520                       3,246,037
                      15,340                                                                               853,517
                                           COAL (0.43%)
    22,900                          31,070  Peabody Energy                              1,460,562                       1,981,645
                       8,170                                                                               521,083
                                           COMMERCIAL BANKS (3.11%)
    33,980                          45,910  City National                               2,341,222                       3,163,199
                      11,930                                                                               821,977
    43,650                          59,250  Fremont General                               938,475                       1,273,875
                      15,600                                                                               335,400
    75,650                         102,200  Marshall & Ilsley                           3,175,030                       4,289,334
                      26,550                                                                             1,114,304
    25,330                          34,340  R&G Financial                                 952,915                       1,291,871
                       9,010                                                                               338,956
    53,580                          71,419  UnionBanCal                                 3,254,985                       4,338,704
                      17,839                                                                             1,083,719
                                           COMPUTER AIDED DESIGN (0.66%)
    42,850                          57,780  Autodesk                                    2,260,338                       3,047,895
                      14,930                                                                               787,557
                                           COMPUTERS (0.69%)
    26,200                          35,510  International Business Machines             2,351,450                       3,187,022
                       9,310                                                                               835,572
                                           COMPUTERS-INTEGRATED SYSTEMS (0.49%)
   242,900                         329,630  Brocade Communications Systems (1)          1,649,291                       2,238,188
                      86,730                                                                               588,897
                                           CONTAINERS-METAL & GLASS (0.62%)
    52,860                          71,818  Ball                                        2,106,471                       2,861,947
                      18,958                                                                               755,476
                                           COSMETICS & TOILETRIES (1.68%)
    56,760                          77,040  Avon Products                               2,244,858                       3,046,932
                      20,280                                                                               802,074
    67,880                          91,370  Procter & Gamble                            3,474,098                       4,676,316
                      23,490                                                                             1,202,218
                                           DIRECT MARKETING (0.70%)
    92,890                         125,990  Harte-Hanks                                 2,390,989                       3,242,983
                      33,100                                                                               851,994
                                           DIVERSIFIED MANUFACTURING
                                           OPERATIONS (3.72%)
   371,288                         503,134  General Electric                           12,668,347                      17,166,933
                     131,846                                                                             4,498,586
                                           ELECTRIC-INTEGRATED (4.31%)
    39,930                          53,950  Constellation Energy Group                  1,621,957                       2,191,449
                      14,020                                                                               569,492
   102,200                         138,660  Edison International                        3,117,100                       4,229,130
                      36,460                                                                             1,112,030
    60,560                          82,950  Exelon                                      2,399,387                       3,286,479
                      22,390                                                                               887,092
    97,370                         130,500  MDU Resources Group                         2,497,541                       3,347,325
                      33,130                                                                               849,784
    27,600                          37,390  PPL                                         1,435,200                       1,944,280
                       9,790                                                                               509,080
    58,720                          79,710  TXU                                         3,594,838                       4,879,846
                      20,990                                                                             1,285,008
                                           ELECTRONIC CONNECTORS (0.61%)
    60,630                          82,310  Amphenol (1)                                2,081,428                       2,825,702
                      21,680                                                                               744,274
                                           ELECTRONIC MEASUREMENT INSTRUMENTS (0.43%)
    48,670                          66,050  Tektronix                                   1,476,161                       2,003,296
                      17,380                                                                               527,135
                                           ENGINES-INTERNAL COMBUSTION (1.12%)
    32,830                          44,330  Briggs & Stratton                           2,357,522                       3,183,337
                      11,500                                                                               825,815
    20,700                          28,060  Cummins Engine                              1,450,656                       1,966,445
                       7,360                                                                               515,789
                                           ENTERPRISE SOFTWARE & SERVICE (0.53%)
   144,700                         194,260  Oracle (1)                                  1,831,902                       2,459,332
                      49,560                                                                               627,430
                                           FINANCE-AUTO LOANS (0.26%)
    20,400                          27,700  WFS Financial (1)                             898,824                       1,220,462
                       7,300                                                                               321,638
                                           FINANCE-CREDIT CARD (2.01%)
    49,380                          65,840  Capital One Financial                       3,642,269                       4,856,359
                      16,460                                                                             1,214,090
   129,090                         172,960  MBNA                                        3,308,576                       4,432,964
                      43,870                                                                             1,124,388
                                           FINANCE-INVESTMENT BANKER & BROKER (6.79%)
   213,680                         286,254  Citigroup (3)                               9,480,982                      12,701,090
                      72,574                                                                             3,220,108
    40,620                          53,862  Goldman Sachs Group                         3,996,196                       5,298,944
                      13,242                                                                             1,302,748
    48,017                          64,296  Lehman Brothers Holdings                    3,944,596                       5,281,916
                      16,279                                                                             1,337,320
    42,120                          57,090  Merrill Lynch                               2,271,953                       3,079,435
                      14,970                                                                               807,482
    71,990                          96,450  Morgan Stanley                              3,677,969                       4,927,630
                      24,460                                                                             1,249,661
                                           FINANCIAL GUARANTEE INSURANCE (0.84%)
    44,800                          60,500  MGIC Investment                             2,881,088                       3,890,755
                      15,700                                                                             1,009,667
                                           FOOD-FLOUR & GRAIN (1.07%)
   191,340                         255,000  Archer Daniels Midland                      3,706,256                       4,939,350
                      63,660                                                                             1,233,094
                                           GARDEN PRODUCTS (0.37%)
    18,650                          25,200  Toro                                        1,272,863                       1,719,901
                       6,550                                                                               447,038
                                           GAS-DISTRIBUTION (0.77%)
    48,670                          66,140  Energen                                     2,617,473                       3,557,010
                      17,470                                                                               939,537
                                           HOTELS & MOTELS (0.45%)
    32,100                          43,520  Starwood Hotels & Resorts Worldwide         1,532,133                       2,077,210
                      11,420                                                                               545,077
                                           HUMAN RESOURCES (0.31%)
    40,212                          54,338  Robert Half International                   1,066,824                       1,441,587
                      14,126                                                                               374,763
                                           INSTRUMENTS-SCIENTIFIC (0.30%)
    53,130                          72,180  Applied Biosystems Group                    1,013,720                       1,377,194
                      19,050                                                                               363,474
                                           INTERNET FINANCIAL SERVICES (0.45%)
    47,300                          64,480  IndyMac Bancorp                             1,525,898                       2,080,125
                      17,180                                                                               554,227
                                           LIFE & HEALTH INSURANCE (1.92%)
    23,910                          32,410  AmerUs Group (2)                              998,960                       1,354,090
                       8,500                                                                               355,130
    59,250                          80,420  Jefferson-Pilot                             2,861,182                       3,883,481
                      21,170                                                                             1,022,299
    22,310                          30,270  Lincoln National                              977,178                       1,325,826
                       7,960                                                                               348,648
   121,700                         165,700  UnumProvident                               1,662,422                       2,263,462
                      44,000                                                                               601,040
                                           MACHINERY TOOLS & RELATED PRODUCTS (0.51%)
    52,160                          70,340  Lincoln Electric Holdings (2)               1,741,101                       2,347,949
                      18,180                                                                               606,848
                                           MACHINERY-FARM (1.02%)
    59,210                          78,960  Deere                                       3,539,574                       4,720,229
                      19,750                                                                             1,180,655
                                           MEDICAL PRODUCTS (0.67%)
    29,320                          39,620  Zimmer Holdings (1)                         2,274,939                       3,074,116
                      10,300                                                                               799,177
                                           MEDICAL-BIOMEDICAL/GENE (0.30%)
    33,820                          45,380  Affymetrix (1) (2)                          1,031,510                       1,384,090
                      11,560                                                                               352,580
                                           MEDICAL-GENERIC DRUGS (0.53%)
    74,200                          99,070  Eon Labs (1) (2)                            1,826,062                       2,438,113
                      24,870                                                                               612,051
                                           MEDICAL-HMO (0.47%)
    17,010                          23,050  Aetna                                       1,615,950                       2,189,750
                       6,040                                                                               573,800
                                           METAL-ALUMINUM (0.65%)
    94,870                         128,810  Century Aluminum (1) (2)                    2,195,292                       2,980,664
                      33,940                                                                               785,372
                                           MISCELLANEOUS INVESTING (2.56%)
    30,910                          41,430  Archstone-Smith Trust                       1,037,031                       1,389,977
                      10,520                                                                               352,946
    61,870                          83,870  Equity Residential Properties Trust         2,063,364                       2,797,064
                      22,000                                                                               733,700
    44,800                          60,780  Kimco Realty                                2,443,840                       3,315,549
                      15,980                                                                               871,709
    38,000                          51,610  Prologis Trust                              1,481,240                       2,011,758
                      13,610                                                                               530,518
    63,310                          85,870  Ventas                                      1,703,039                       2,309,903
                      22,560                                                                               606,864
                                           MONEY CENTER BANKS (4.39%)
   169,122                         226,576  Bank of America                             7,574,974                      10,148,338
                      57,454                                                                             2,573,364
   195,020                         261,258  JP Morgan Chase                             7,527,772                      10,084,559
                      66,238                                                                             2,556,787
                                           MULTI-LINE INSURANCE (1.94%)
    51,600                          70,180  American International Group                3,132,636                       4,260,628
                      18,580                                                                             1,127,992
    36,300                          49,300  Hartford Financial Services Group           2,122,824                       2,883,064
                      13,000                                                                               760,240
    34,740                          46,940  MetLife                                     1,332,279                       1,800,149
                      12,200                                                                               467,870
                                           MULTIMEDIA (2.63%)
    21,060                          28,560  McGraw-Hill                                 1,816,425                       2,463,300
                       7,500                                                                               646,875
   280,970                         375,490  Time Warner (1)                             4,675,341                       6,248,154
                      94,520                                                                             1,572,813
   100,300                         135,540  Walt Disney                                 2,529,566                       3,418,319
                      35,240                                                                               888,753
                                           NETWORKING PRODUCTS (0.41%)
    52,760                          71,560  Juniper Networks (1)                        1,403,944                       1,904,212
                      18,800                                                                               500,268
                                           OIL COMPANY-EXPLORATION &
                                           PRODUCTION (2.50%)
    66,730                          90,440  Apache                                      3,383,211                       4,585,308
                      23,710                                                                             1,202,097
    70,500                          95,580  Burlington Resources                        2,925,750                       3,966,570
                      25,080                                                                             1,040,820
    29,520                          40,010  Devon Energy                                2,183,594                       2,959,539
                      10,490                                                                               775,945
                                           OIL COMPANY-INTEGRATED (9.67%)
    16,600                          22,530  Amerada Hess                                1,339,786                       1,818,396
                       5,930                                                                               478,610
   107,440                         145,034  ChevronTexaco                               5,700,766                       7,695,504
                      37,594                                                                             1,994,738
    51,750                          70,119  ConocoPhillips                              4,363,042                       5,911,732
                      18,369                                                                             1,548,690
   290,203                         393,212  Exxon Mobil (3)                            14,283,792                      19,353,895
                     103,009                                                                             5,070,103
    58,860                          80,060  Marathon Oil                                2,243,155                       3,051,087
                      21,200                                                                               807,932
    89,549                         121,342  Occidental Petroleum                        4,999,521                       6,774,524
                      31,793                                                                             1,775,003
                                           OPTICAL SUPPLIES (0.62%)
    34,910                          47,200  Bausch & Lomb                               2,128,114                       2,877,312
                      12,290                                                                               749,198
                                           PAPER & RELATED PRODUCTS (1.40%)
    66,470                          89,050  Georgia-Pacific                             2,299,197                       3,080,239
                      22,580                                                                               781,042
   100,900                         137,130  Louisiana-Pacific                           2,473,059                       3,361,056
                      36,230                                                                               887,997
                                           PIPELINES (1.47%)
    87,860                         119,290  National Fuel Gas                           2,461,837                       3,342,506
                      31,430                                                                               880,669
    52,975                          71,896  Questar                                     2,542,800                       3,451,008
                      18,921                                                                               908,208
                                           POULTRY (0.28%)
    34,920                          47,450  Pilgrims Pride (2)                            944,237                       1,283,048
                      12,530                                                                               338,811
                                           PROPERTY & CASUALTY INSURANCE (0.88%)
    28,300                          38,490  Chubb                                       2,041,279                       2,776,284
                      10,190                                                                               735,005
    33,300                          45,160  State Auto Financial                          947,385                       1,284,802
                      11,860                                                                               337,417
                                           PUBLICALY TRADED INVESTMENT FUND (1.28%)
                                    96,100  iShares Russell 1000 Value Index Fund                                       5,914,955
         -            96,100                                                                    -        5,914,955
                                           PUBLISHING-NEWSPAPERS (0.29%)
    53,800                          72,250  Journal Register (1)                        1,011,440                       1,358,300
                      18,450                                                                               346,860
                                           RECYCLING (0.30%)
    55,426                          75,005  Metal Management (1) (2)                    1,008,753                       1,365,091
                      19,579                                                                               356,338
                                           REGIONAL BANKS (6.64%)
    16,160                          21,930  Comerica                                      994,002                       1,348,915
                       5,770                                                                               354,913
   110,440                         148,930  Huntington Bancshares                       2,645,038                       3,566,874
                      38,490                                                                               921,836
   120,140                         161,000  KeyCorp                                     4,035,502                       5,407,989
                      40,860                                                                             1,372,487
    65,900                          89,600  National City                               2,568,123                       3,491,712
                      23,700                                                                               923,589
    30,450                          41,330  PNC Financial Services Group                1,592,535                       2,161,559
                      10,880                                                                               569,024
   130,120                         175,470  U.S. Bancorp                                3,722,733                       5,020,196
                      45,350                                                                             1,297,463
    57,020                          77,254  Wachovia                                    2,805,954                       3,801,669
                      20,234                                                                               995,715
    71,490                          97,040  Wells Fargo                                 4,269,383                       5,795,229
                      25,550                                                                             1,525,846
                                           RETAIL-CONSUMER ELECTRONICS (0.37%)
    41,566                          56,532  RadioShack                                  1,244,070                       1,692,002
                      14,966                                                                               447,932
                                           RETAIL-REGIONAL DEPARTMENT STORE (0.61%)
    33,780                          45,880  Neiman Marcus Group                         2,054,837                       2,790,880
                      12,100                                                                               736,043
                                           RETAIL-RESTAURANTS (1.84%)
   143,560                         192,390  McDonald's                                  4,184,774                       5,608,168
                      48,830                                                                             1,423,394
    48,670                          65,770  Yum! Brands                                 2,117,145                       2,860,995
                      17,100                                                                               743,850
                                           STEEL PRODUCERS (0.27%)
    32,540                          44,034  Schnitzer Steel Industries                    919,255                       1,243,961
                      11,494                                                                               324,706
                                           TELECOMMUNICATION SERVICES (0.43%)
   148,500                         200,570  PTEK Holdings (1)                           1,479,060                       1,997,677
                      52,070                                                                               518,617
                                           TELEPHONE-INTEGRATED (3.77%)
    76,700                         104,040  AT&T                                        1,312,337                       1,780,125
                      27,340                                                                               467,788
   207,430                         277,900  SBC Communications                          5,239,682                       7,019,754
                      70,470                                                                             1,780,072
   161,392                         218,893  Verizon Communications                      6,310,427                       8,558,716
                      57,501                                                                             2,248,289
                                           TOBACCO (1.07%)
    75,150                         102,030  Altria Group                                3,641,769                       4,944,374
                      26,880                                                                             1,302,605
                                           TRANSPORT-AIR FREIGHT (0.96%)
    75,780                         101,610  CNF                                         3,317,648                       4,448,485
                      25,830                                                                             1,130,837
                                           WIRELESS EQUIPMENT (0.80%)
   158,750                         213,810  Motorola                                    2,740,025                       3,690,361
                      55,060                                                                               950,336
                                                             TOTAL COMMON STOCKS      328,084,019                     448,884,726
                                                                                                        120,800,707

                                           COMMERCIAL PAPER (2.58%)

                                           FINANCE-CONSUMER LOANS (2.31%)
10,660,277                      10,660,277  Investment in Joint Trading Account;
                                            Household Finance  1.84%; 11/01/04         10,660,277                      10,660,277
                           -                                                                                      -

                                           FINANCE-MORTGAGE LOAN/BANKER (.27%)
                                            Investment in Joint Trading Account;
                                            Federal Home Loan Bank 1.69%; 11/01/04
         -         1,234,239     1,234,239                                                      -         1,234,239     1,234,239

                                                          TOTAL COMMERCIAL PAPER       10,660,277
                                                                                                          1,234,239    11,894,516
                                           REPURCHASE AGREEMENTS (1.50%)
                                            Goldman Sachs; 1.75%, 11/01/04
                                            (collateralized by U.S. Treasuries;
                                             $6,954,716; 11/18/04 - 01/15/12) (4)
 6,896,006                 -     6,896,006                                              6,895,000                 -     6,895,000
                                                     TOTAL REPURCHASE AGREEMENTS
                                                                                        6,895,000                 -     6,895,000
                                           TOTAL PORTFOLIO INVESTMENTS (101.44%)      345,639,296                     467,674,242
                                                                                                        122,034,946

                                           Liabilities, net of cash, receivables
                                             and other assets (-1.44%)                 (6,843,566)                      (6,633,100)
                                                                                                        210,466
                                                      TOTAL NET ASSETS (100.00%)    $ 338,795,730    $  122,245,412  $ 461,041,142
                                                                                    ================================================

(1)  Non-income producing security.
(2)  Security or a portion of the security was on loan at the end of the period.
(3) Security or a portion of the security was pledged to cover margin requirements for futures contracts
(4)  Security was purchased with the cash proceeds from securities loans.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                          $24,737,789            $8,062,913          $32,800,702
Unrealized Depreciation                           (6,115,573)           (1,894,950)          (8,010,523)
                                             ------------------------------------------------------------
Net Unrealized Appreciation (Depreciation)        18,622,216             6,167,963           24,790,179
Cost for federal income tax purposes            $327,017,080          $115,866,983         $442,884,063

-------------------------------------------------------------------------------------------------------------------------
                                                                 Opening                Current             Unrealized
Contract Type                             Commitment           Market Value           Market Value           Gain(Loss)
-------------------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS
31 Russell 1000 December 2004 Futures        Buy               $  9,408,844           $  9,372,850           $  (35,994)

                                                       INVESTMENTS BY SECTOR (UNAUDITED)
            Percentage of Total Value               Sector                                             Value
------------------------------------------------------------------------------------------------------------------------------------

     35.60%           30.96%       34.41%         Financial                        $126,386,931       $37,778,087      $164,165,018
     13.49            13.93        13.60          Energy                             47,887,816        17,003,898        57,624,620
     12.02            12.24        12.08          Industrial                         42,690,832        14,933,788        51,874,768
     10.83            11.00        10.87          Communications                     38,454,470        13,420,298        34,510,958
      7.21             7.31         7.24          Consumer, Non-cyclical             25,587,929         8,923,029        34,345,527
      7.16             7.32         7.20          Consumer, Cyclical                 25,410,728         8,934,799        23,435,518
      4.87             5.04         4.92          Utilities                          17,283,495         6,152,023        15,527,597
      3.23             3.32         3.25          Basic Materials                    11,470,562         4,057,035        14,149,328
      2.95             3.02         2.97          Technology                         10,466,533         3,682,795         9,372,850
      2.64             0.00         1.96          Futures Contracts                   9,372,850                 -         5,914,955
      0.00             4.85         1.24          Funds                                       -         5,914,955         5,914,955
      0.00             1.01         0.26          Government                                  -         1,234,239         1,234,239
                                                                 TOTAL             $355,012,146      $122,034,946      $477,047,092
                                                                                ====================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                               COMBINED
                             PRINCIPAL          PARTNERS                       PARTNERS
                              PARTNERS          LARGECAP      PRO FORMA        LARGECAP
                        BLUE CHIP FUND, INC.  BLEND FUND I   ADJUSTMENTS     BLEND FUND I
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..    $145,612,509        $ 28,978,962   $       --     $174,591,471
                          ============        ============   ==========     ============
ASSETS
Investment in
 securities--at value.    $150,584,126/(c)/   $ 31,197,018   $       --     $181,781,144/(c)/
Cash..................       1,033,605             456,747           --        1,490,352
Receivables:
 Capital Shares sold..           7,544              51,119           --           58,663
 Dividends and
  interest............         133,031              30,980           --          164,011
Other assets..........           2,366                  --           --            2,366
Prepaid directors'
 expenses.............              41                  --           --               41
                          ------------        ------------   ----------     ------------
          Total Assets     151,760,713          31,735,864           --      183,496,577
LIABILITIES
Accrued management and
 investment advisory
 fees.................          16,991               2,690           --           19,681
Accrued administrative
 service fees.........              --                 185           --              185
Accrued distribution
 fees.................           7,028               2,575           --            9,603
Accrued service fees..              --                 231           --              231
Accrued transfer and
 administrative fees..          95,844               9,946           --          105,790
Accrued other expenses          43,337               3,312           --           46,649
Payables:
 Capital Shares
  reacquired..........          38,210              40,236           --           78,446
 Investment securities
  purchased...........         129,418              15,743           --          145,161
Collateral obligation
 on securities loaned,
 at value.............       1,727,000                  --           --        1,727,000
                          ------------        ------------   ----------     ------------
     Total Liabilities       2,057,828              74,918           --        2,132,746
                          ------------        ------------   ----------     ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES    $149,702,885        $ 31,660,946   $       --     $181,363,831
                          ============        ============   ==========     ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......    $171,538,033        $ 30,989,191   $       --     $202,527,224
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....         215,732              83,259           --          298,991
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).     (27,026,889)         (1,632,137)          --      (28,659,026)
Net unrealized
 appreciation
 (depreciation) of
 investments..........       4,976,009           2,220,633           --        7,196,642
                          ------------        ------------   ----------     ------------
      Total Net Assets    $149,702,885        $ 31,660,946   $       --     $181,363,831
                          ============        ============   ==========     ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....     100,000,000         225,000,000           --      225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........             N/A        $  1,325,282          N/A     $  1,325,282
  Shares issued and
 outstanding..........                             170,876                       170,876
  Net asset value per
 share................                        $       7.76                  $       7.76
                                              ============                  ============

Advisors Select: Net
 Assets...............             N/A        $  2,271,966          N/A     $  2,271,966
  Shares issued and
 outstanding..........                             293,604                       293,604
  Net asset value per
 share................                        $       7.74                  $       7.74
                                              ============                  ============

Class A: Net Assets...    $123,303,668                 N/A           --     $123,303,668
  Shares issued and
 outstanding..........       7,017,035                        8,954,943       15,971,978
  Net asset value per
 share................    $      17.57                               --     $       7.72
  Maximum offering
 price per share /(a)/    $      18.64                               --     $       8.19
                          ============                               ==     ============

Class B: Net Assets...    $ 26,399,217                 N/A           --     $ 26,399,217
  Shares issued and
 outstanding..........       1,568,898                        1,850,690        3,419,588
  Net asset value per
 share /(b)/..........    $      16.83                               --     $       7.72
                          ============                               ==     ============

Class J: Net Assets...             N/A        $ 25,188,745          N/A     $ 25,188,745
  Shares issued and
 outstanding..........                           3,282,334                     3,282,334
  Net asset value per
 share /(b)/..........                        $       7.67                  $       7.67
                                              ============                  ============

Institutional: Net
 Assets...............             N/A        $      8,583          N/A     $      8,583
  Shares issued and
 outstanding..........                               1,112                         1,112
  Net asset value per
 share................                        $       7.72                  $       7.72
                                              ============                  ============

Preferred: Net Assets.             N/A        $  2,518,552          N/A     $  2,518,552
  Shares issued and
 outstanding..........                             323,853                       323,853
  Net asset value per
 share................                        $       7.78                  $       7.78
                                              ============                  ============

Select: Net Assets....             N/A        $    347,818          N/A     $    347,818
  Shares issued and
 outstanding..........                              44,823                        44,823
  Net asset value per
 share................                        $       7.76                  $       7.76
                                              ============                  ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c)/ Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                                  COMBINED
                             PRINCIPAL          PARTNERS                          PARTNERS
                              PARTNERS          LARGECAP        PRO FORMA         LARGECAP
                        BLUE CHIP FUND, INC.  BLEND FUND I  ADJUSTMENTS /(A)/   BLEND FUND I
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............      $ 2,360,422       $  443,594       $      --        $ 2,804,016
 Interest.............              933              663              --              1,596
 Securities lending...            4,383               --              --              4,383
                            -----------       ----------       ---------        -----------
          Total Income        2,365,738          444,257              --          2,809,995
Expenses:
 Management and
  investment advisory
  fees................          917,369          129,570        (229,512)           817,427
 Distribution fees -
  Advisors Preferred..               --            4,263              --              4,263
 Distribution fees -
  Advisors Select.....               --            6,293              --              6,293
 Distribution fees -
  Class A.............          230,870               --              --            230,870
 Distribution fees -
  Class B.............          265,247               --              --            265,247
 Distribution fees -
  Class J.............               --          107,639              --            107,639
 Distribution fees -
  Select..............               --              602              --                602
 Administrative
  service fees -
  Advisors Preferred..               --            2,558              --              2,558
 Administrative
  service fees -
  Advisors Select.....               --            4,195              --              4,195
 Administrative
  service fees -
  Preferred...........               --            3,138              --              3,138
 Administrative
  service fees -
  Select..............               --              782              --                782
 Registration fees -
  Class A.............           10,928               --              --             10,928
 Registration fees -
  Class B.............            5,673               --              --              5,673
 Registration fees -
  Class J.............               --           14,148              --             14,148
 Service fees -
  Advisors Preferred..               --            2,899              --              2,899
 Service fees -
  Advisors Select.....               --            5,244              --              5,244
 Service fees -
  Preferred...........               --            4,280              --              4,280
 Service fees - Select               --              902              --                902
 Shareholder reports -
  Class A.............           28,845               --              --             28,845
 Shareholder reports -
  Class B.............            8,172               --              --              8,172
 Shareholder reports -
  Class J.............               --            4,703              --              4,703
 Transfer and
  administrative fees
  - Class A...........          154,721               --              --            154,721
 Transfer and
  administrative fees
  - Class B...........           47,641               --              --             47,641
 Transfer and
  administrative fees
  - Class J...........               --           48,677              --             48,677
 Auditing and legal
  fees................            9,212               --          (9,212)                --
 Custodian fees.......           19,790               --         (19,790)                --
 Directors' expenses..            5,170               --          (5,170)                --
 Registration fees....           25,485               --              --             25,485
 Transfer and
  administrative fees.          411,861               --           3,374            415,235
 Other expenses.......            9,022               --          (9,022)                --
 Other expenses -
  Class J.............               --              151              --                151
                            -----------       ----------       ---------        -----------
  Total Gross Expenses        2,150,006          340,044        (269,332)         2,220,718
 Less: Fees paid
  indirectly..........            8,538            1,509              --             10,047
                            -----------       ----------       ---------        -----------
    Total Net Expenses        2,141,468          338,535        (269,332)         2,210,671
                            -----------       ----------       ---------        -----------
 Net Investment Income
      (Operating Loss)          224,270          105,722         269,332            599,324

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........       11,502,956        1,590,588              --         13,093,544
 Futures contracts....           26,591           23,960              --             50,551
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........          711,594          466,772              --          1,178,366
 Futures contracts.....           (2,880)          (3,663)             --             (6,543)
                             -----------       ----------       ---------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies       12,238,261        2,077,657              --         14,315,918
                             -----------       ----------       ---------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      $12,462,531       $2,183,379       $ 269,332        $14,915,242
                             ===========       ==========       =========        ===========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.

                                                                        SCHEDULE OF INVESTMENTS

                                                                            October 31, 2004

                                                                              (unaudited)

    Principal Amount or Number of Shares                                                             Market Value
-----------------------------------------------------------------------------------------------------------------------------------
   Principal       Partners                                                             Principal      Partners
 Partners Blue  LargeCap Blend                                                        Partners Blue LargeCap Blend
Chip Fund, Inc.     Fund I      Combined                                             Chip Fund, Inc.    Fund I        Combined
-----------------------------------------------------------------------------------------------------------------------------------

                                            COMMON STOCKS (99.28%)
                                            AEROSPACE & DEFENSE (1.76%)
                                             Boeing
25,200          5,300          30,500                                                 $1,257,480     $ 264,470     $ 1,521,950
                                             Northrop Grumman
11,200          1,200          12,400                                                    579,600        62,100         641,700
                                             Raytheon
23,800          4,500          28,300                                                    868,224       164,160       1,032,384
                                            AEROSPACE & DEFENSE EQUIPMENT (0.80%)
                                             General Dynamics
3,800           800            4,600                                                     388,056        81,696         469,752
                                             United Technologies
8,800           1,800          10,600                                                    816,816        167,076        983,892
                                            AGRICULTURAL OPERATIONS (0.38%)
                                             Monsanto
13,600          2,500          16,100                                                    581,400        106,875        688,275
                                            APPLICATIONS SOFTWARE (3.97%)
                                             Microsoft
212,244         44,898         257,142                                                   5,940,710      1,256,695      7,197,405
                                            ATHLETIC FOOTWEAR (0.23%)
                                             Nike
4,244           819            5,063                                                     345,080        66,593         411,673
                                            AUDIO & VIDEO PRODUCTS (0.62%)
                                             Harman International Industries
7,800           1,600          9,400                                                     937,404        192,288        1,129,692
                                            AUTO-CARS & LIGHT TRUCKS (0.72%)
                                             Ford Motor
82,400          17,300         99,700                                                    1,073,672      225,419        1,299,091
                                            BEVERAGES-NON-ALCOHOLIC (1.14%)
                                             Coca-Cola
5,250           4,900          10,150                                                    927,048        199,234        1,126,282
                                             Pepsico
15,472          3,390          18,862                                                    767,102        168,076        935,178
                                            BEVERAGES-WINE & SPIRITS (0.05%)
                                             Brown-Forman
2,200           -              2,200                                                     98,780         -              98,780
                                            BREWERY (0.13%)
                                             Anheuser-Busch
4,000           700            4,700                                                     199,800        34,965         234,765
                                            BUILDING & CONSTRUCTION PRODUCTS-
                                            MISCELLANEOUS (0.10%)
                                             Masco
5,400           -              5,400                                                     185,004        -              185,004
                                            CABLE TV (0.60%)
                                             Comcast (1)
22,500          4,200          26,700                                                    663,750        123,900        787,650
                                             Liberty Media International (1)
4,200           4,200          8,400                                                     151,410        151,410        302,820
                                            CELLULAR TELECOMMUNICATIONS (0.44%)
                                             Nextel Communications (1)
18,500          3,900          22,400                                                    490,065        103,311        593,376
                                             U.S. Cellular (1)
4,600           500            5,100                                                     191,590        20,825         212,415
                                            CHEMICALS-DIVERSIFIED (0.38%)
                                             E. I. Du Pont de Nemours
12,900          2,700          15,600                                                    553,023        115,749        668,772
                                             Rohm & Haas
-               500            500                                                       -              21,195         21,195
                                            CHEMICALS-SPECIALTY (0.32%)
                                             Lubrizol
13,800          2,900          16,700                                                    479,274        100,717        579,991
                                            COMMERCIAL BANKS (0.59%)
                                             Bank of Hawaii
12,700          800            13,500                                                    606,425        38,200         644,625
                                             UnionBanCal
4,200           2,900          7,100                                                     255,150        176,175        431,325
                                            COMMERCIAL SERVICE-FINANCE (0.73%)
                                             Deluxe
2,700           -              2,700                                                     102,843        -              102,843
                                             Moody's
12,900          2,700          15,600                                                    1,003,749      210,087        1,213,836
                                            COMPUTER AIDED DESIGN (0.57%)
                                             Autodesk
17,800          1,900          19,700                                                    938,950        100,225        1,039,175
                                            COMPUTER SERVICES (0.30%)
                                             Computer Sciences (1)
9,100           1,900          11,000                                                    451,997        94,373         546,370
                                            COMPUTERS (2.11%)
                                             Hewlett-Packard
42,900          8,400          51,300                                                    800,514        156,744        957,258
                                             International Business Machines
26,400          5,500          31,900                                                    2,369,400      493,625        2,863,025
                                            COMPUTERS-INTEGRATED SYSTEMS (0.98%)
                                             Dell (1)
38,600          6,700          45,300                                                    1,353,316      234,902        1,588,218
                                             NCR (1)
3,300           -              3,300                                                     185,955        -              185,955
                                            CONSULTING SERVICES (0.30%)
                                             Accenture (1)
18,606          3,726          22,332                                                    450,451        90,207         540,658
                                            CONSUMER PRODUCTS-MISCELLANEOUS (0.13%)
                                             American Greetings (1)
9,000           -              9,000                                                     238,050        -              238,050
                                            COSMETICS & TOILETRIES (3.50%)
                                             Avon Products
8,400           1,400          9,800                                                     332,220        55,370         387,590
                                             Gillette
48,127          10,354         58,481                                                    1,996,308      429,484        2,425,792
                                             Procter & Gamble
56,690          12,304         68,994                                                    2,901,394      629,719        3,531,113
                                            CRUISE LINES (0.24%)
                                             Carnival
5,900           500            6,400                                                     298,304        25,280         323,584
                                             Royal Caribbean Cruises
2,500           -              2,500                                                     116,500        -              116,500
                                            DATA PROCESSING & MANAGEMENT (0.53%)
                                             Axciom
-               1,400          1,400                                                     -              35,000         35,000
                                             First Data
18,600          4,000          22,600                                                    767,808        165,120        932,928
                                            DISTRIBUTION-WHOLESALE (0.23%)
                                             Tech Data (1)
9,400           800            10,200                                                    379,666        32,312         411,978
                                            DIVERSIFIED MANUFACTURING
                                            OPERATIONS (5.78%)
                                             3M
11,500          3,000          14,500                                                    892,055        232,710        1,124,765
                                             General Electric
142,283         28,580         170,863                                                   4,854,696      975,150        5,829,846
                                             ITT Industries
6,900           1,700          8,600                                                     559,866        137,938        697,804
                                             Tyco International
75,900          15,100         91,000                                                    2,364,285      470,365        2,834,650
                                            DIVERSIFIED OPERATORS-COMMERCIAL
                                            SERVICES (0.72%)
                                             Cendant
52,500          11,000         63,500                                                    1,080,975      226,490        1,307,465
                                            E-COMMERCE-SERVICES (0.72%)
                                             eBay (1)
11,100          2,300          13,400                                                    1,083,471      224,503        1,307,974
                                            ELECTRIC PRODUCTS-MISCELLANEOUS (0.04%)
                                             Emerson Electric
-               1,200          1,200                                                     -              76,860         76,860
                                            ELECTRIC-INTEGRATED (1.45%)
                                             Alliant Energy
-               3,000          3,000                                                     -              79,140         79,140
                                             Dominion Resources
3,200           600            3,800                                                     205,824        38,592         244,416
                                             Edison International
28,900          6,400          35,300                                                    881,450        195,200        1,076,650
                                             Northeast Utilities
14,800          4,000          18,800                                                    286,084        77,320         363,404
                                             PG&E (1)
19,100          3,700          22,800                                                    611,964        118,548        730,512
                                             Sierra Pacific Resources (1)
11,400          2,600          14,000                                                    109,440        24,960         134,400
                                            ELECTRONIC COMPONENTS-
                                            SEMICONDUCTOR (2.29%)
                                             Freescale Semiconductor (1) (2)
28,500          8,800          37,300                                                    442,890        136,752        579,642
                                             Intel
97,668          21,753         119,421                                                   2,174,090      484,222        2,658,312
                                             Micron Technology (1)
19,900          6,000          25,900                                                    242,382        73,080         315,462
                                             Texas Instruments
20,500          4,300          24,800                                                    501,225        105,135        606,360
                                            ENTERPRISE SOFTWARE & SERVICE (0.20%)
                                             BMC Software (1)
13,200          6,400          19,600                                                    249,744        121,088        370,832
                                            FINANCE-AUTO LOANS (0.33%)
                                             AmeriCredit (1)
26,500          4,000          30,500                                                    514,100        77,600         591,700
                                            FINANCE-COMMERCIAL (0.47%)
                                             CIT Group
20,300          700            21,000                                                    820,120        28,280         848,400
                                            FINANCE-CREDIT CARD (0.20%)
                                             American Express
5,600           1,100          6,700                                                     297,192        58,377         355,569
                                            FINANCE-INVESTMENT BANKER & BROKER(4.42%)
                                             Bear Stearns
-               1,000          1,000                                                     -              94,750         94,750
                                             Citigroup
75,690          15,092         90,782                                                    3,358,365      669,632        4,027,997
                                             Lehman Brothers Holdings
13,300          2,800          16,100                                                    1,092,595      230,020        1,322,615
                                             Merrill Lynch
39,098          8,516          47,614                                                    2,108,946      459,353        2,568,299
                                            FINANCE-MORTGAGE LOAN/BANKER (1.91%)
                                             Countrywide Credit Industries
28,200          5,800          34,000                                                    900,426        185,194        1,085,620
                                             Federal Home Loan Mortgage
19,700          4,100          23,800                                                    1,312,020      273,060        1,585,080
                                             Federal National Mortgage Association
9,311           2,088          11,399                                                    653,167        146,473        799,640
                                            FINANCIAL GUARANTEE INSURANCE (0.63%)
                                             MBIA
16,400          3,200          19,600                                                    948,904        185,152        1,134,056
                                            FOOD-FLOUR & GRAIN (0.59%)
                                             Archer Daniels Midland
48,700          6,100          54,800                                                    943,319        118,157        1,061,476
                                            FOOD-MEAT PRODUCTS (0.43%)
                                             Tyson Foods
45,400          8,700          54,100                                                    658,300        126,150        784,450
                                            FOOD-MISCELLANEOUS/DIVERSIFIED (0.57%)
                                             Kraft Foods
25,500          5,300          30,800                                                    849,405        176,543        1,025,948
                                            FOOD-RETAIL (0.58%)
                                             Albertson's
38,300          8,200          46,500                                                    873,623        187,042        1,060,665
                                            FOOD-WHOLESALE & DISTRIBUTION (0.36%)
                                             Supervalu
19,000          3,100          22,100                                                    560,310        91,419         651,729
                                            GOLD MINING (0.07%)
                                             Newmont Mining
2,200           500            2,700                                                     104,544        23,760         128,304
                                            HEALTH CARE COST CONTAINMENT (0.46%)
                                             Caremark Rx (1)
22,900          4,700          27,600                                                    686,313        140,859        827,172
                                            HOTELS & MOTELS (0.06%)
                                             Choice Hotels International
-               2,300          2,300                                                     -              114,770        114,770
                                            INDEPENDENT POWER PRODUCER (0.32%)
                                             NRG Energy (1)
16,400          4,300          20,700                                                    454,936        119,282        574,218
                                            INDUSTRIAL GASES (0.33%)
                                             Air Products & Chemicals
9,400           1,900          11,300                                                    499,892        101,042        600,934
                                            INTERNET SECURITY (0.66%)
                                             Symantec (1)
17,300          3,600          20,900                                                    985,062        204,984        1,190,046
                                            INVESTMENT MANAGEMENT & ADVISORY
                                            SERVICES (0.31%)
                                             Franklin Resources
7,700           1,500          9,200                                                     466,774        90,930         557,704
                                            LEISURE & RECREATION PRODUCTS (0.01%)
                                             Brunswick
-               500            500                                                       -              23,460         23,460
                                            LIFE & HEALTH INSURANCE (0.03%)
                                             Lincoln National
-               1,300          1,300                                                     -              56,940         56,940
                                            LOTTERY SERVICES (0.14%)
                                             GTECH Holdings
9,100           1,700          10,800                                                    215,397        40,239         255,636
                                            MACHINERY-CONSTRUCTION & MINING (0.27%)
                                             Caterpillar
5,260           760            6,020                                                     423,640        61,210         484,850
                                            MACHINERY-FARM (0.01%)
                                             AGCO (1)
-               1,100          1,100                                                     -              21,362         21,362
                                            MACHINERY-GENERAL INDUSTRY (0.23%)
                                             Ingersoll-Rand
5,000           1,000          6,000                                                     342,200        68,440         410,640
                                            MACHINERY-PUMPS (0.10%)
                                             Graco
5,200           -              5,200                                                     178,880        -              178,880
                                            MEDICAL INFORMATION SYSTEM (0.02%)
                                             IMS Health
-               1,300          1,300                                                     -              27,534         27,534
                                            MEDICAL INSTRUMENTS (0.61%)
                                             Guidant
6,451           1,165          7,616                                                     429,766        77,612         507,378
                                             Medtronic
9,800           2,000          11,800                                                    500,878        102,220        603,098
                                            MEDICAL PRODUCTS (2.70%)
                                             Becton Dickinson
8,900           2,400          11,300                                                    467,250        126,000        593,250
                                             Johnson & Johnson
44,500          9,300          53,800                                                    2,597,910      542,934        3,140,844
                                             Zimmer Holdings (1)
12,700          2,300          15,000                                                    985,393        178,457        1,163,850
                                            MEDICAL-BIOMEDICAL/GENE (1.94%)
                                             Amgen (1)
11,626          2,346          13,972                                                    660,357        133,253        793,610
                                             Biogen Idec (1)
18,000          3,800          21,800                                                    1,046,880      221,008        1,267,888
                                             Genentech (1)
16,700          3,500          20,200                                                    760,351        159,355        919,706
                                             Genzyme (1)
8,900           1,500          10,400                                                    466,983        78,705         545,688
                                            MEDICAL-DRUGS (6.49%)
                                             Abbott Laboratories
17,333          3,771          21,104                                                    738,906        160,758        899,664
                                             Allergan
11,000          1,900          12,900                                                    787,160        135,964        923,124
                                             Elan (1)
1,500           300            1,800                                                     38,700         7,740          46,440
                                             Eli Lilly
12,233          7,849          20,082                                                    2,006,027      430,988        2,437,015
                                             Merck
14,200          4,000          18,200                                                    444,602        125,240        569,842
                                             Pfizer
157,850         32,845         190,695                                                   4,569,757      950,863        5,520,620
                                             Schering-Plough
32,200          6,800          39,000                                                    583,142        123,148        706,290
                                             Wyeth
13,732          3,134          16,866                                                    544,474        124,263        668,737
                                            MEDICAL-HMO (1.03%)
                                             Aetna
7,400           2,400          9,800                                                     703,000        228,000        931,000
                                             UnitedHealth Group
11,200          1,700          12,900                                                    810,880        123,080        933,960
                                            METAL-ALUMINUM (0.44%)
                                             Alcoa
20,281          4,302          24,583                                                    659,133        139,815        798,948
                                            METAL-DIVERSIFIED (0.52%)
                                             Rio Tinto
7,300           1,500          8,800                                                     775,990        159,450        935,440
                                            MISCELLANEOUS INVESTING (0.41%)
                                             Equity Office Properties Trust
21,800          4,600          26,400                                                    613,016        129,352        742,368
                                            MONEY CENTER BANKS (3.46%)
                                             Bank of America
101,418         21,274         122,692                                                   4,542,512      952,863        5,495,375
                                             JP Morgan Chase
17,160          3,020          20,180                                                    662,376        116,572        778,948
                                            MULTI-LINE INSURANCE (3.50%)
                                             American International Group
34,587          5,699          40,286                                                    2,099,777      345,986        2,445,763
                                             Loews
16,500          3,500          20,000                                                    988,350        209,650        1,198,000
                                             MetLife
29,500          5,800          35,300                                                    1,131,325      222,430        1,353,755
                                             Prudential Financial
24,000          5,000          29,000                                                    1,115,280      232,350        1,347,630
                                            MULTIMEDIA (3.74%)
                                             Time Warner (1)
172,219         36,175         208,394                                                   2,865,724      601,952        3,467,676
                                             Viacom
61,090          12,925         74,015                                                    2,229,174      471,633        2,700,807
                                             Walt Disney
17,900          6,400          24,300                                                    451,438        161,408        612,846
                                            NETWORKING PRODUCTS (1.20%)
                                             Cisco Systems (1)
93,219          19,921         113,140                                                   1,790,737      382,682        2,173,419
                                            NON-HAZARDOUS WASTE DISPOSAL (0.49%)
                                             Republic Services
9,700           1,300          11,000                                                    298,760        40,040         338,800
                                             Waste Management
15,200          4,100          19,300                                                    432,896        116,768        549,664
                                            OIL & GAS DRILLING (0.29%)
                                             GlobalSantaFe
13,900          3,000          16,900                                                    410,050        88,500         498,550
                                             Transocean Sedco Forex (1)
-               600            600                                                       -              21,150         21,150
                                            OIL COMPANY-EXPLORATION &
                                            PRODUCTION (1.62%)
                                             Anadarko Petroleum
27,800          5,100          32,900                                                    1,875,110      343,995        2,219,105
                                             Apache
4,800           2,000          6,800                                                     243,360        101,400        344,760
                                             Devon Energy
1,500           2,800          4,300                                                     110,955        207,116        318,071
                                             EOG Resources
-               800            800                                                       -              53,248         53,248
                                            OIL COMPANY-INTEGRATED (4.78%)
                                             ChevronTexaco
14,600          3,000          17,600                                                    774,676        159,180        933,856
                                             ConocoPhillips
23,300          5,100          28,400                                                    1,964,423      429,981        2,394,404
                                             Exxon Mobil
73,291          14,758         88,049                                                    3,607,383      726,389        4,333,772
                                             Occidental Petroleum
16,600          1,600          18,200                                                    926,778        89,328         1,016,106
                                            OIL FIELD MACHINERY & EQUIPMENT (0.05%)
                                             FMC Technologies (1)
3,100           -              3,100                                                     93,713         -              93,713
                                            OIL REFINING & MARKETING (0.53%)
                                             Sunoco
2,800           1,000          3,800                                                     208,208        74,360         282,568
                                             Valero Energy
16,000          -              16,000                                                    687,520        -              687,520
                                            OIL-FIELD SERVICES (0.36%)
                                             Schlumberger
8,619           1,747          10,366                                                    542,480        109,956        652,436
                                            PAPER & RELATED PRODUCTS (0.63%)
                                             International Paper
10,146          2,214          12,360                                                    390,722        85,261         475,983
                                             Louisiana-Pacific
23,100          3,800          26,900                                                    566,181        93,138         659,319
                                            PHOTO EQUIPMENT & SUPPLIES (0.54%)
                                             Eastman Kodak
28,900          3,500          32,400                                                    875,092        105,980        981,072
                                            POULTRY (0.05%)
                                             Pilgrims Pride
-               3,200          3,200                                                     -              86,528         86,528
                                            PROPERTY & CASUALTY INSURANCE (0.35%)
                                             St. Paul
15,003          3,768          18,771                                                    509,502        127,961        637,463
                                            REGIONAL BANKS (2.86%)
                                             Comerica
2,200           400            2,600                                                     135,322        24,604         159,926
                                             National City
3,200           1,100          4,300                                                     124,704        42,867         167,571
                                             U.S. Bancorp
40,200          9,400          49,600                                                    1,150,122      268,934        1,419,056
                                             Wachovia
30,900          6,500          37,400                                                    1,520,589      319,865        1,840,454
                                             Wells Fargo
23,500          3,400          26,900                                                    1,403,420      203,048        1,606,468
                                            RETAIL-APPAREL & SHOE (0.15%)
                                             Gap
11,400          2,400          13,800                                                    227,772        47,952         275,724
                                            RETAIL-AUTOMOBILE (0.34%)
                                             AutoNation (1)
31,800          4,000          35,800                                                    547,914        68,920         616,834
                                            RETAIL-BUILDING PRODUCTS (0.67%)
                                             Home Depot
2,700           3,100          5,800                                                     110,916        127,348        238,264
                                             Lowe's
14,600          2,800          17,400                                                    821,688        157,584        979,272
                                            RETAIL-CONSUMER ELECTRONICS (0.14%)
                                             Circuit City Stores
13,300          2,600          15,900                                                    216,125        42,250         258,375
                                            RETAIL-DISCOUNT (2.48%)
                                             Costco Wholesale
9,100           2,200          11,300                                                    436,254        105,468        541,722
                                             Kmart Holding (1) (2)
9,300           1,900          11,200                                                    855,972        174,876        1,030,848
                                             Target
6,400           1,300          7,700                                                     320,128        65,026         385,154
                                             Wal-Mart Stores
38,570          8,493          47,063                                                    2,079,694      457,943        2,537,637
                                            RETAIL-OFFICE SUPPLIES (0.08%)
                                             Staples
4,300           -              4,300                                                     127,882        -              127,882
                                            RETAIL-REGIONAL DEPARTMENT STORE (0.52%)
                                             Federated Department Stores
18,100          700            18,800                                                    913,145        35,315         948,460
                                            RETAIL-TOY STORE (0.39%)
                                             Toys R Us (1)
33,500          5,700          39,200                                                    603,335        102,657        705,992
                                            SAVINGS & LOANS-THRIFTS (0.01%)
                                             Golden West Financial
-               200            200                                                       -              23,384         23,384
                                            SEMICONDUCTOR COMPONENT-INTEGRATED
                                            CIRCUITS (0.16%)
                                             Analog Devices
6,200           1,200          7,400                                                     249,612        48,312         297,924
                                            SEMICONDUCTOR EQUIPMENT (0.31%)
                                             Applied Materials (1)
29,100          6,300          35,400                                                    468,510        101,430        569,940
                                            STEEL PRODUCERS (0.49%)
                                             Nucor
16,800          4,000          20,800                                                    709,464        168,920        878,384
                                            TELECOMMUNICATION EQUIPMENT (1.01%)
                                             Qualcomm
36,200          7,600          43,800                                                    1,513,522      317,756        1,831,278
                                            TELECOMMUNICATION EQUIPMENT-FIBER
                                            OPTICS (0.17%)
                                             Corning (1)
21,600          4,600          26,200                                                    247,320        52,670         299,990
                                            TELEPHONE-INTEGRATED (3.02%)
                                             BellSouth
49,000          9,600          58,600                                                    1,306,830      256,032        1,562,862
                                             CenturyTel
26,100          -              26,100                                                    837,549        -              837,549
                                             SBC Communications
12,700          6,700          19,400                                                    320,802        169,242        490,044
                                             Sprint
74,600          15,500         90,100                                                    1,562,870      324,725        1,887,595
                                             Telephone & Data Systems
1,300           -              1,300                                                     97,370         -              97,370
                                             Verizon Communications
9,800           5,700          15,500                                                    383,180        222,870        606,050
                                            TELEVISION (0.13%)
                                             Hearst-Argyle Television
7,700           1,300          9,000                                                     200,662        33,878         234,540
                                            THERAPEUTICS (0.22%)
                                             ImClone Systems (1) (2)
8,300           1,000          9,300                                                     363,540        43,800         407,340
                                            TOBACCO (0.82%)
                                             Altria Group
5,700           1,100          6,800                                                     276,222        53,306         329,528
                                             Reynolds American
13,500          2,500          16,000                                                    929,610        172,150        1,101,760
                                            UST
-               1,300          1,300                                                     -              53,508         53,508
                                            TOOLS-HAND HELD (0.04%)
                                             Black & Decker
-               800            800                                                       -              64,224         64,224
                                            TRANSPORT-RAIL (0.78%)
                                             Burlington Northern Santa Fe
13,300          700            14,000                                                    556,073        29,267         585,340
                                             CSX
18,000          3,900          21,900                                                    657,000        142,350        799,350

-               1,100          1,100        Norfolk Southern                                            37,345         37,345
                                            TRANSPORT-SERVICES (0.49%)
                                             FedEx
6,945           1,357          8,302                                                     632,828        123,650        756,478
                                             United Parcel Service
1,400           300            1,700                                                     110,852        23,754         134,606
                                            TRANSPORT-TRUCK (0.17%)
                                             J.B. Hunt Transport Services
3,300           4,300          7,600                                                     134,838        175,698        310,536
                                            WEB PORTALS (0.44%)
                                             Yahoo (1)
17,600          4,400          22,000                                                    636,944        159,236        796,180
                                            WIRELESS EQUIPMENT (1.10%)
                                             Motorola
95,500          20,000         115,500                                                   1,648,330      345,200        1,993,530
                                                                                     -----------------------------------------------
                                                                TOTAL COMMON STOCKS    148,857,126   31,197,018      180,054,144


                                            REPURCHASE AGREEMENTS (0.95%)
                                             Goldman Sachs; 1.75%; dated 10/29/04
                                              maturing 11/01/04 (collateralized by
                                              U.S. Treasuries; $1,741,957;
                                              11/18/04 - 01/15/12) (3)
1,727,252       -              1,727,252                                                 1,727,000      -              1,727,000
                                                                                     -----------------------------------------------
                                                    TOTAL REPURCHASE AGREEMENTS
                                                                                         1,727,000      -              1,727,000
                                                                                     -----------------------------------------------
                                          TOTAL PORTFOLIO INVESTMENTS (100.23%)        150,584,126   31,197,018       181,781,144

                                           Liabilities, net of cash, receivables,
                                             and other assets (-0.23%)                    (881,241)     463,928          (417,313)
                                                                                     -----------------------------------------------
                                                      TOTAL NET ASSETS (100.00%)     $ 149,702,885  $31,660,946       181,363,831
                                                                                     ===============================================

(1) Non-income producing security.
(2) Security or a portion of the security was on loan at the end of the period.
(3) Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                     $17,860,096   $ 3,215,612   $  21,075,708
Unrealized Depreciation                     (14,368,644)   (1,105,629)    (15,474,273)
                                            --------------------------------------------
Net Unrealized Appreciation (Depreciation)    3,491,452      2,109,983      5,601,435
Cost for federal income tax purposes       $147,092,674     29,087,035    176,179,709



----------------------------------------------------------------------------------------------------------
                                                               Opening        Current       Unrealized
Contract Type                                Commitment      Market Value   Market Value     Gain(Loss)
----------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS
10 S&P 500 eMini December 2004 Futures          Buy            $560,758       $565,150       $4,392
 4 S&P 500 eMini December 2004 Futures          Buy             223,483        226,060        2,577
----------------------------------------------------------------------------------------------------------
14 S&P 500 eMini December 2004 Futures                         $784,241       $791,210       $6,969


                                   INVESTMENTS BY SECTOR (UNAUDITED)

Percentage of Total Value                   Sector                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
           23.79%         23.64%       23.77%    Consumer, Non-cyclical
                                                                                      $  35,963,178   $ 7,429,557    $ 43,392,735
                                                 Financial
           19.25          17.73        18.99                                             29,092,292     5,570,469      34,662,761
                                                 Communications
           13.01          13.77        13.14                                             19,657,800     4,328,218      23,986,018
                                                 Industrial
           11.52          11.59        11.53                                             17,409,142     3,642,613      21,051,755
                                                 Technology
           11.34          11.57        11.38                                             17,137,102     3,634,237      20,771,339
                                                 Energy
            7.57           7.65         7.58                                             11,444,656     2,404,603      13,849,259
                                                 Consumer, Cyclical
            7.03            6.7         6.97                                             10,626,848     2,105,699      12,732,547
                                                 Basic Materials
            3.13           3.21         3.15                                             4,738,223      1,009,047       5,747,270
                                                 Utilities
            1.69           2.08         1.75                                             2,549,698        653,042       3,202,740
                                                 Government
            1.30           1.34         1.31                                             1,965,187        419,533       2,384,720
                                                 Futures Contracts
            0.37           0.72         0.43                                               565,150        226,060         791,210
                                                                                     ----------------------------------------------
                                                                  TOTAL               $151,149,276    $31,423,078    $182,572,354
                                                                                     ==============================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                         COMBINED
                            PRINCIPAL        PARTNERS                    PARTNERS
                        PARTNERS LARGECAP    LARGECAP     PRO FORMA      LARGECAP
                        BLEND FUND, INC.    BLEND FUND   ADJUSTMENTS    BLEND FUND
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..    $ 57,265,706     $556,425,167  $      --     $613,690,873
                          ============     ============  =========     ============
ASSETS
Investment in
 securities--at value.    $ 60,364,359     $582,151,087  $      --     $642,515,446
Cash..................       1,045,488        7,716,631         --        8,762,119
Receivables:
 Capital Shares sold..          15,513          299,442         --          314,955
 Dividends and
  interest............          56,422          544,468         --          600,890
 Investment securities
  sold................         400,005        3,839,058         --        4,239,063
 Variation margin on
  futures contracts...             945            9,450         --           10,395
Other assets..........              66               --         --               66
Prepaid directors'
 expenses.............              33               --         --               33
                          ------------     ------------  ---------     ------------
          Total Assets      61,882,831      594,560,136         --      656,442,967
LIABILITIES
Accrued management and
 investment advisory
 fees.................           8,736           84,019         --           92,755
Accrued administrative
 service fees.........              --            2,318         --            2,318
Accrued distribution
 fees.................           5,422            6,516         --           11,938
Accrued service fees..              --            2,888         --            2,888
Accrued transfer and
 administrative fees..          35,537           14,816         --           50,353
Accrued other expenses          28,978            7,060         --           36,038
Payables:
 Capital Shares
  reacquired..........          21,571           16,516         --           38,087
 Investment securities
  purchased...........         135,087        1,254,221         --        1,389,308
                          ------------     ------------  ---------     ------------
     Total Liabilities         235,331        1,388,354         --        1,623,685
                          ------------     ------------  ---------     ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES    $ 61,647,500     $593,171,782  $      --     $654,819,282
                          ============     ============  =========     ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......    $ 56,555,777     $531,589,364  $      --     $588,145,141
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....              --        2,953,047         --        2,953,047
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).       1,986,970       32,859,376         --       34,846,346
Net unrealized
 appreciation
 (depreciation) of
 investments..........       3,104,753       25,769,995         --       28,874,748
                          ------------     ------------  ---------     ------------
      Total Net Assets    $ 61,647,500     $593,171,782  $      --     $654,819,282
                          ============     ============  =========     ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....     100,000,000      290,000,000         --      290,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........             N/A     $ 23,025,673        N/A     $ 23,025,673
  Shares issued and
 outstanding..........                        2,279,337                   2,279,337
  Net asset value per
 share................                     $      10.10                $      10.10
                                           ============                ============

Advisors Select: Net
 Assets...............             N/A     $ 22,390,274        N/A     $ 22,390,274
  Shares issued and
 outstanding..........                        2,224,860                   2,224,860
  Net asset value per
 share................                     $      10.06                $      10.06
                                           ============                ============

Class A: Net Assets...    $ 43,209,784              N/A         --     $ 43,209,784
  Shares issued and
 outstanding..........       4,368,684                    (107,364)       4,261,320
  Net asset value per
 share................    $       9.89                          --     $      10.14
  Maximum offering
 price per share /(a)/    $      10.49                          --     $      10.76
                          ============                                 ============

Class B: Net Assets...    $ 18,437,716              N/A         --     $ 18,437,716
  Shares issued and
 outstanding..........       1,917,403                     (99,088)       1,818,315
  Net asset value per
 share /(b)/..........    $       9.62                          --     $      10.14
                          ============                                 ============

Class J: Net Assets...             N/A     $ 43,662,259        N/A     $ 43,662,259
  Shares issued and
 outstanding..........                        4,386,721                   4,386,721
  Net asset value per
 share /(b)/..........                     $       9.95                $       9.95
                                           ============                ============

Institutional: Net
 Assets...............             N/A     $464,034,476        N/A     $464,034,476
  Shares issued and
 outstanding..........                       45,741,745                  45,741,745
  Net asset value per
 share................                     $      10.14                $      10.14
                                           ============                ============

Preferred: Net Assets.             N/A     $ 34,283,220        N/A     $ 34,283,220
  Shares issued and
 outstanding..........                        3,389,896                   3,389,896
  Net asset value per
 share................                     $      10.11                $      10.11
                                           ============                ============

Select: Net Assets....             N/A     $  5,775,880        N/A     $  5,775,880
  Shares issued and
 outstanding..........                          569,540                     569,540
  Net asset value per
 share................                     $      10.14                $      10.14
                                           ============                ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                                COMBINED
                            PRINCIPAL         PARTNERS                          PARTNERS
                        PARTNERS LARGECAP     LARGECAP        PRO FORMA         LARGECAP
                         BLEND FUND, INC.    BLEND FUND   ADJUSTMENTS /(A)/    BLEND FUND
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............     $  882,046       $ 8,013,624       $     --        $ 8,895,670
 Interest.............          1,288            13,787             --             15,075
                           ----------       -----------       --------        -----------
          Total Income        883,334         8,027,411             --          8,910,745
Expenses:
 Management and
  investment advisory
  fees................        417,573         3,816,625        (18,539)         4,215,659
 Distribution fees -
  Advisors Preferred..             --            46,318             --             46,318
 Distribution fees -
  Advisors Select.....             --            47,202             --             47,202
 Distribution fees -
  Class A.............         96,860                --             --             96,860
 Distribution fees -
  Class B.............        157,652                --             --            157,652
 Distribution fees -
  Class J.............             --           163,536             --            163,536
 Distribution fees -
  Select..............             --             3,943             --              3,943
 Administrative
  service fees -
  Advisors Preferred..             --            27,791             --             27,791
 Administrative
  service fees -
  Advisors Select.....             --            31,468             --             31,468
 Administrative
  service fees -
  Preferred...........             --            32,865             --             32,865
 Administrative
  service fees -
  Select..............             --             5,126             --              5,126
 Registration fees -
  Class A.............          8,084                --             --              8,084
 Registration fees -
  Class B.............          9,374                --             --              9,374
 Registration fees -
  Class J.............             --            14,083             --             14,083
 Service fees -
  Advisors Preferred..             --            31,496             --             31,496
 Service fees -
  Advisors Select.....             --            39,335             --             39,335
 Service fees -
  Preferred...........             --            44,816             --             44,816
 Service fees - Select             --             5,914             --              5,914
 Shareholder reports -
  Class A.............          6,395                --             --              6,395
 Shareholder reports -
  Class B.............          2,909                --             --              2,909
 Shareholder reports -
  Class J.............             --             7,514             --              7,514
 Transfer and
  administrative fees
  - Class A...........         40,192                --             --             40,192
 Transfer and
  administrative fees
  - Class B...........         18,438                --             --             18,438
 Transfer and
  administrative fees
  - Class J...........             --            78,428             --             78,428
 Auditing and legal
  fees................          6,616                --         (6,616)                --
 Custodian fees.......         16,787                --        (16,787)                --
 Directors' expenses..          1,879                --         (1,879)                --
 Registration fees....         24,294                --             --             24,294
 Transfer and
  administrative fees.        161,416                --          1,030            162,446
 Other expenses.......          2,969                --         (2,969)                --
 Other expenses -
  Class J.............             --               201             --                201
                           ----------       -----------       --------        -----------
  Total Gross Expenses        971,438         4,396,661        (45,760)         5,322,339
 Less: Fees paid
  indirectly..........          6,291           124,607             --            130,898
 Less: Reimbursement
  from Manager - Class
  A...................         14,404                --        (14,404)                --
 Less: Reimbursement
  from Manager - Class
  B...................          3,315                --         (3,315)                --
                           ----------       -----------       --------        -----------
    Total Net Expenses        947,428         4,272,054        (28,041)         5,191,441
                           ----------       -----------       --------        -----------
 Net Investment Income
      (Operating Loss)        (64,094)        3,755,357         28,041          3,719,304

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........      4,200,025        41,932,634             --         46,132,659
 Futures contracts....         (1,520)           (9,297)            --            (10,817)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........         40,615        (8,973,438)            --         (8,932,823)
 Futures contracts.....          6,100            44,075             --             50,175
                            ----------       -----------       --------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies      4,245,220        32,993,974             --         37,239,194
                            ----------       -----------       --------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     $4,181,126       $36,749,331       $ 28,041        $40,958,498
                            ==========       ===========       ========        ===========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.


                                                       SCHEDULE OF INVESTMENTS


                                                          October 31, 2004


                                                             (unaudited)


       Principal Amount or Number of Shares                                                  Market Value
----------------------------------------------------------------------------------------------------------------------------------
  Principal                                                                             Principal
   Partners   Partners                                                                   Partners      Partners
   LargeCap   LargeCap                                                                   LargeCap      LargeCap
    Blend       Blend                                                                     Blend          Blend
  Fund, Inc.    Fund       Combined                                                     Fund, Inc.       Fund          Combined
----------------------------------------------------------------------------------------------------------------------------------
                                     COMMON STOCKS (97.81%)
                                     AEROSPACE & DEFENSE (0.56%)
 3,000                        32,000  Boeing                                          $    149,700     $  1,447,100      $1,596,800
                29,000
 1,900                        19,400  Raytheon                                              69,312                          707,712
                17,500                                                                                      638,400
 3,600                        39,000  Rockwell Collins                                     127,692                        1,383,330
                35,400                                                                                    1,255,638
                                     AEROSPACE & DEFENSE EQUIPMENT (1.09%)
 1,500                        15,700  General Dynamics                                     153,180                        1,603,284
                14,200                                                                                    1,450,104
 5,400                        53,500  Lockheed Martin                                      297,486                        2,947,315
                48,100                                                                                    2,649,829
 2,400                        28,100  United Technologies                                  222,768                        2,608,242
                25,700                                                                                    2,385,474
                                     AGRICULTURAL CHEMICALS (0.54%)
 5,200                        75,400  Agrium                                                86,268                        1,250,886
                70,200                                                                                    1,164,618
 3,700                        40,000  Mosaic (1)                                            55,648                          601,600
                36,300                                                                                      545,952
 2,300                        25,100  Potash Corp. of Saskatchewan                         153,617                        1,676,429
                22,800                                                                                    1,522,812
                                     AIRLINES (0.11%)
 4,500                        46,200  Southwest Airlines                                    70,965                          728,574
                41,700                                                                                      657,609
                                     APPLIANCES (0.18%)
 1,600                        17,500  Maytag                                                27,840                          304,500
                15,900                                                                                      276,660
 1,400                        15,300  Whirlpool                                             82,250                          898,875
                13,900                                                                                      816,625
                                     APPLICATIONS SOFTWARE (3.45%)
 2,500                        27,100  Intuit (1)                                           113,400                        1,229,256
                24,600                                                                                    1,115,856
   900                         8,900  Mercury Interactive (1)                               39,087                          386,527
                 8,000                                                                                      347,440
66,100                       709,600  Microsoft                                          1,850,139                       19,861,704
               643,500                                                                                   18,011,565
 7,800                        71,400  Red Hat (1)                                          100,152                          916,776
                63,600                                                                                      816,624
 2,100                        21,000  Siebel Systems (1)                                    19,950                          199,500
                18,900                                                                                      179,550
                                     AUDIO & VIDEO PRODUCTS (0.06%)
 2,000                        23,300  Digital Theater Systems (1)                           34,020                          396,333
                21,300                                                                                      362,313
                                     AUTO-CARS & LIGHT TRUCKS (0.30%)
 4,700                        50,400  General Motors                                       181,185                        1,942,920
                45,700                                                                                    1,761,735
                                     AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.15%)
 1,300                        14,500  Paccar                                                90,103                        1,004,995
                13,200                                                                                      914,892
                                     AUTO/TRUCK PARTS & EQUIPMENT- ORIGINAL (0.25%)
 1,200                        12,200  Lear                                                  64,704                          657,824
                11,000                                                                                      593,120
 6,000                        51,700  TRW Automotive Holdings (1)                          110,160                          949,212
                45,700                                                                                      839,052
                                     BEVERAGES-NON-ALCOHOLIC (2.10%)
15,700                       165,400  Coca-Cola                                            638,362                        6,725,164
               149,700                                                                                    6,086,802
 4,000                        41,900  Cott (1)                                             105,040                        1,100,294
                37,900                                                                                      995,254
11,300                       119,700  Pepsico                                              560,254                        5,934,726
               108,400                                                                                    5,374,472
                                     BREWERY (0.26%)
 3,200                        33,800  Anheuser-Busch                                       159,840                        1,688,310
                30,600                                                                                    1,528,470
                                     BROADCASTING SERVICES & PROGRAMMING (0.25%)
16,800                       182,800  Liberty Media (1)                                    149,856                        1,630,576
               166,000                                                                                    1,480,720
                                     CABLE TV (0.10%)
 2,700                        28,600  Rogers Communications                                 62,208                          658,944
                25,900                                                                                      596,736
                                     CASINO HOTELS (0.07%)
   900                         8,800  Station Casinos                                       45,855                          448,360
                 7,900                                                                                      402,505
                                     CASINO SERVICES (0.27%)
 4,700                        52,400  International Game Technology                        155,288                        1,731,296
                47,700                                                                                    1,576,008
                                     CELLULAR TELECOMMUNICATIONS (0.48%)
 8,100                        85,400  Nextel Communications (1)                            214,569                        2,262,246
                77,300                                                                                    2,047,677
 4,600                        50,300  Nextel Partners (1)                                   77,464                          847,052
                45,700                                                                                      769,588
                                     CHEMICALS-DIVERSIFIED (0.63%)
 7,200                        75,500  Dow Chemical                                         323,568                        3,392,970
                68,300                                                                                    3,069,402
 1,600                        17,200  E. I. Du Pont de Nemours                              68,592                          737,364
                15,600                                                                                      668,772
                                     CHEMICALS-SPECIALTY (0.36%)
 1,600                        16,000  Cabot                                                 54,528                          545,280
                14,400                                                                                      490,752
 1,500                        15,800  Ferro                                                 31,605                          332,906
                14,300                                                                                      301,301
   600                        13,000  Great Lakes Chemical                                  15,372                          333,060
                12,400                                                                                      317,688
 4,100                        41,400  Millennium Chemicals (1)                              88,068                          889,272
                37,300                                                                                      801,204
   400                         4,600  Minerals Technologies                                 24,040                          276,460
                 4,200                                                                                      252,420
                                     CIRCUIT BOARDS (0.16%)
 4,000                        44,300  Jabil Circuit (1)                                     97,240                        1,076,933
                40,300                                                                                      979,693
                                     COMMERCIAL BANKS (0.39%)
 2,800                        29,900  First Horizon National                               121,184                        1,294,072
                27,100                                                                                    1,172,888
 4,400                        46,800  Synovus Financial                                    119,636                        1,272,492
                42,400                                                                                    1,152,856
                                     COMMERCIAL SERVICE-FINANCE (0.11%)
   900                         9,200  Moody's                                               70,029                          715,852
                 8,300                                                                                      645,823
                                     COMPUTERS (1.45%)
 4,000                        44,100  Gateway (1)                                           23,400                          257,985
                40,100                                                                                      234,585
11,900                       124,700  Hewlett-Packard                                      222,054                        2,326,902
               112,800                                                                                    2,104,848
 7,400                        77,200  International Business Machines                      664,150                        6,928,700
                69,800                                                                                    6,264,550
                                     COMPUTERS-INTEGRATED SYSTEMS (1.47%)
26,000                       275,000  Dell (1)                                             911,560                        9,641,500
               249,000                                                                                    8,729,940
                                     COMPUTERS-MEMORY DEVICES (0.07%)
 2,000                        21,900  Veritas Software (1)                                  43,760                          479,172
                19,900                                                                                      435,412
                                     COMPUTERS-PERIPHERAL EQUIPMENT (0.17%)
 1,200                        13,300  Lexmark International (1)                             99,732                        1,105,363
                12,100                                                                                    1,005,631
                                     CONSULTING SERVICES (0.32%)
 2,700                        28,900  Accenture (1)                                         65,367                          699,669
                26,200                                                                                      634,302
 4,100                        43,800  Advisory Board (1)                                   133,578                        1,427,004
                39,700                                                                                    1,293,426
                                     CONSUMER PRODUCTS-MISCELLANEOUS (0.30%)
 1,700                        23,200  Clorox                                                92,820                        1,266,720
                21,500                                                                                    1,173,900
   900                         9,300  Fortune Brands                                        65,538                          677,226
                 8,400                                                                                      611,688
                                     COSMETICS & TOILETRIES (2.36%)
 3,000                        32,000  Colgate-Palmolive                                    133,860                        1,427,840
                29,000                                                                                    1,293,980
 5,700                        60,200  Gillette                                             236,436                        2,497,096
                54,500                                                                                    2,260,660
 2,500                        26,700  Kimberly-Clark                                       149,175                        1,593,189
                24,200                                                                                    1,444,014
18,400                       194,700  Procter & Gamble                                     941,712                        9,964,746
               176,300                                                                                    9,023,034
                                     CRUISE LINES (0.46%)
 4,300                        47,200  Carnival                                             217,408                        2,386,432
                42,900                                                                                    2,169,024
 1,400                        14,000  Royal Caribbean Cruises                               65,240                          652,400
                12,600                                                                                      587,160
                                     DATA PROCESSING & MANAGEMENT (0.82%)
 6,100                        65,200  Automatic Data Processing                            264,679                        2,829,028
                59,100                                                                                    2,564,349
 4,800                        46,700  First Data                                           198,144                        1,927,776
                41,900                                                                                    1,729,632
 1,600                        16,600  Fiserv (1)                                            56,864                          589,964
                15,000                                                                                      533,100
                                     DECISION SUPPORT SOFTWARE (0.14%)
 5,900                        73,000  NetIQ (1)                                             74,812                          925,640
                67,100                                                                                      850,828
                                     DISPOSABLE MEDICAL PRODUCTS (0.09%)
 1,200                        10,000  C.R. Bard                                             68,160                          568,000
                 8,800                                                                                      499,840
                                     DISTRIBUTION-WHOLESALE (0.21%)
 2,300                        21,900  CDW                                                  142,669                        1,358,457
                19,600                                                                                    1,215,788
                                     DIVERSIFIED MANUFACTURING OPERATIONS  (6.38%)
 3,000                        32,000  Danaher                                              165,390                        1,764,160
                29,000                                                                                    1,598,770
75,500                       808,500  General Electric                                   2,576,060                       27,586,020
               733,000                                                                                   25,009,960
 9,700                       101,000  Honeywell International                              326,696                        3,401,680
                91,300                                                                                    3,074,984
   500                         5,400  Illinois Tool Works                                   46,140                          498,312
                 4,900                                                                                      452,172
   500                         5,100  ITT Industries                                        40,570                          413,814
                 4,600                                                                                      373,244
 1,000                         7,100  Roper Industries                                      61,660                          437,786
                 6,100                                                                                      376,126
23,100                       247,400  Tyco International                                   719,565                        7,706,510
               224,300                                                                                    6,986,945
                                     DIVERSIFIED MINERALS (0.20%)
 5,700                        62,400  BHP Billiton                                         117,819                        1,289,808
                56,700                                                                                    1,171,989
                                     DIVERSIFIED OPERATORS-COMMERCIAL
                                     SERVICES (0.19%)
 5,700                        60,900  Cendant                                              117,363                        1,253,931
                55,200                                                                                    1,136,568
                                     E-COMMERCE-SERVICES (0.95%)
 4,200                        40,900  eBay (1)                                             409,962                        3,992,249
                36,700                                                                                    3,582,287
 7,000                        73,900  InterActiveCorp (1)                                  151,340                        1,597,718
                66,900                                                                                    1,446,378
 1,300                        21,500  Monster Worldwide (1)                                 36,465                          603,075
                20,200                                                                                      566,610
                                     ELECTRIC-INTEGRATED (3.13%)
 3,200                        21,500  American Electric Power                              105,376                          707,995
                18,300                                                                                      602,619
 2,000                        20,900  CMS Energy (1)                                        18,720                          195,624
                18,900                                                                                      176,904
 1,200                        19,900  Constellation Energy Group                            48,744                          808,338
                18,700                                                                                      759,594
10,700                       112,100  Duke Energy                                          262,471                        2,749,813
               101,400                                                                                    2,487,342
 3,200                        32,900  Edison International                                  97,600                        1,003,450
                29,700                                                                                      905,850
 2,800                        48,900  El Paso Electric (1)                                  46,620                          814,185
                46,100                                                                                      767,565
 1,600                        16,900  Entergy                                              104,576                        1,104,584
                15,300                                                                                    1,000,008
 4,200                        44,500  Exelon                                               166,404                        1,763,090
                40,300                                                                                    1,596,686
 5,000                        58,000  FirstEnergy                                          206,650                        2,397,140
                53,000                                                                                    2,190,490
 4,000                        42,300  NiSource                                              85,800                          907,335
                38,300                                                                                      821,535
 3,400                        45,200  PG&E (1)                                             108,936                        1,448,208
                41,800                                                                                    1,339,272
 2,700                        26,800  Pinnacle West Capital                                115,074                        1,142,216
                24,100                                                                                    1,027,142
 3,100                        29,900  PPL                                                  161,200                        1,554,800
                26,800                                                                                    1,393,600
 2,100                        21,700  Southern                                              66,339                          685,503
                19,600                                                                                      619,164
 3,700                        39,400  TECO Energy                                           51,800                          551,600
                35,700                                                                                      499,800
 3,700                        43,300  TXU                                                  226,514                        2,650,826
                39,600                                                                                    2,424,312
                                     ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.21%)
38,200                       410,300  Intel                                                850,332                        9,133,278
               372,100                                                                                    8,282,946
 4,500                        49,000  QLogic (1)                                           146,250                        1,592,500
                44,500                                                                                    1,446,250
 8,100                        88,900  Texas Instruments                                    198,045                        2,173,605
                80,800                                                                                    1,975,560
 4,800                        51,200  Xilinx                                               146,880                        1,566,720
                46,400                                                                                    1,419,840
                                     ENTERPRISE SOFTWARE & SERVICE (0.73%)
34,000                       375,700  Oracle (1)                                           430,440                        4,756,362
               341,700                                                                                    4,325,922
                                     FIDUCIARY BANKS (0.81%)
 3,700                        40,200  Investors Financial Services                         142,413                        1,547,298
                36,500                                                                                    1,404,885
 8,200                        84,000  State Street                                         369,410                        3,784,200
                75,800                                                                                    3,414,790
                                     FILTRATION & SEPARATION PRODUCTS (0.15%)
 2,400                        37,100  Pall                                                  62,064                          959,406
                34,700                                                                                      897,342
                                     FINANCE-COMMERCIAL (0.17%)
 4,700                        49,800  CapitalSource (1)                                    105,280                        1,115,520
                45,100                                                                                    1,010,240
                                     FINANCE-CONSUMER LOANS (0.25%)
 3,300                        35,800  SLM                                                  149,358                        1,620,308
                32,500                                                                                    1,470,950
                                     FINANCE-CREDIT CARD (0.82%)
 7,500                        78,600  American Express                                     398,025                        4,171,302
                71,100                                                                                    3,773,277
 4,400                        47,000  MBNA                                                 112,772                        1,204,610
                42,600                                                                                    1,091,838
                                     FINANCE-INVESTMENT BANKER & BROKER (4.09%)
 8,600                        94,800  Charles Schwab                                        78,690                          867,420
                86,200                                                                                      788,730
29,300                       310,500  Citigroup                                          1,300,041                       13,776,885
               281,200                                                                                   12,476,844
 3,000                        29,600  Goldman Sachs Group                                  295,140                        2,912,048
                26,600                                                                                    2,616,908
   750                         5,850  Legg Mason                                            47,782                          372,703
                 5,100                                                                                      324,921
 1,900                        20,200  Lehman Brothers Holdings                             156,085                        1,659,430
                18,300                                                                                    1,503,345
 6,300                        68,900  Merrill Lynch                                        339,822                        3,716,466
                62,600                                                                                    3,376,644
 6,600                        67,900  Morgan Stanley                                       337,194                        3,469,011
                61,300                                                                                    3,131,817
                                     FINANCE-MORTGAGE LOAN/BANKER (1.05%)
 2,100                        21,900  Countrywide Credit Industries                         67,053                          699,267
                19,800                                                                                      632,214
 4,100                        43,800  Federal Home Loan Mortgage                           273,060                        2,917,080
                39,700                                                                                    2,644,020
 4,600                        46,500  Federal National Mortgage Association                322,690                        3,261,975
                41,900                                                                                    2,939,285
                                     FINANCIAL GUARANTEE INSURANCE (0.32%)
 1,500                        15,500  MGIC Investment                                       96,465                          996,805
                14,000                                                                                      900,340
 2,400                        22,300  Radian Group                                         115,032                        1,068,839
                19,900                                                                                      953,807
                                     FOOD-CONFECTIONERY (0.17%)
 1,400                        21,400  Hershey Foods                                         70,966                        1,084,766
                20,000                                                                                    1,013,800
                                     FOOD-MISCELLANEOUS/DIVERSIFIED (0.67%)
 3,900                        43,200  Campbell Soup                                        104,676                        1,159,488
                39,300                                                                                    1,054,812
 3,500                        36,900  General Mills                                        154,875                        1,632,825
                33,400                                                                                    1,477,950
   800                        10,300  H.J. Heinz                                            29,080                          374,405
                 9,500                                                                                      345,325
 2,100                        28,000  Kellogg                                               90,300                        1,204,000
                25,900                                                                                    1,113,700
                                     FOOD-WHOLESALE & DISTRIBUTION (0.23%)
 4,300                        46,200  Sysco                                                138,761                        1,490,874
                41,900                                                                                    1,352,113
                                     GAS-DISTRIBUTION (0.04%)
   700                         7,700  Sempra Energy                                         23,478                          258,258
                 7,000                                                                                      234,780
                                     GOLD MINING (0.55%)
 7,100                        75,300  Newmont Mining                                       337,392                        3,578,256
                68,200                                                                                    3,240,864
                                     HEALTH CARE COST CONTAINMENT (0.13%)
 2,800                        27,300  Caremark Rx (1)                                       83,916                          818,181
                24,500                                                                                      734,265
                                     HOME DECORATION PRODUCTS (0.16%)
 4,600                        49,700  Newell Rubbermaid                                     99,176                        1,071,532
                45,100                                                                                      972,356
                                     HOTELS & MOTELS (0.18%)
   800                         8,600  Fairmont Hotels & Resorts                             22,704                          244,068
                 7,800                                                                                      221,364
 1,600                        17,000  Marriott International                                87,184                          926,330
                15,400                                                                                      839,146
                                     HUMAN RESOURCES (0.17%)
 1,100                        11,200  Manpower                                              49,775                          506,800
                10,100                                                                                      457,025
 1,500                        23,300  Robert Half International                             39,795                          618,149
                21,800                                                                                      578,354
                                     INSURANCE BROKERS (0.44%)
 9,800                       104,200  Marsh & McLennan                                     271,068                        2,882,172
                94,400                                                                                    2,611,104
                                     INTERNET APPLICATION SOFTWARE (0.18%)
 7,500                        76,000  MatrixOne (1)                                         42,750                          433,200
                68,500                                                                                      390,450
 5,400                        58,100  Verity (1)                                            69,768                          750,652
                52,700                                                                                      680,884
                                     INTERNET BROKERS (0.48%)
22,400                       241,600  Ameritrade Holding (1)                               291,648                        3,145,632
               219,200                                                                                    2,853,984
                                     INTERNET CONTENT-INFORMATION & NEWS (0.09%)
 7,200                        76,100  CNET Networks (1)                                     58,824                          621,737
                68,900                                                                                      562,913
                                     INVESTMENT MANAGEMENT & ADVISORY
                                     SERVICES (0.19%)
 2,000                        20,400  Franklin Resources                                   121,240                        1,236,648
                18,400                                                                                    1,115,408
                                     LEISURE & RECREATION PRODUCTS (0.23%)
 2,200                        22,700  Brunswick                                            103,224                        1,065,084
                20,500                                                                                      961,860
 2,300                        15,900  WMS Industries (1)                                    67,275                          465,075
                13,600                                                                                      397,800
                                     LIFE & HEALTH INSURANCE (0.15%)
 3,500                        40,700  Genworth Financial                                    83,510                          971,102
                37,200                                                                                      887,592
                                     MACHINERY-FARM (0.33%)
 3,400                        36,100  Deere                                                203,252                        2,158,058
                32,700                                                                                    1,954,806
                                     MEDICAL INSTRUMENTS (1.41%)
 1,800                        16,400  Biomet                                                84,024                          765,552
                14,600                                                                                      681,528
 5,200                        53,200  Boston Scientific (1)                                183,560                        1,877,960
                48,000                                                                                    1,694,400
 2,200                        25,200  Guidant                                              146,564                        1,678,824
                23,000                                                                                    1,532,260
 7,700                        75,900  Medtronic                                            393,547                        3,879,249
                68,200                                                                                    3,485,702
 1,300                        13,400  St. Jude Medical (1)                                  99,541                        1,026,038
                12,100                                                                                      926,497
                                     MEDICAL LABORATORY & TESTING SERVICE (0.13%)
 1,700                        18,800  Laboratory Corp. of America Holdings (1)              77,860                          861,040
                17,100                                                                                      783,180
                                     MEDICAL PRODUCTS (2.34%)
 3,600                        35,400  Baxter International                                 110,736                        1,088,904
                31,800                                                                                      978,168
 1,300                        19,200  Becton Dickinson                                      68,250                        1,008,000
                17,900                                                                                      939,750
17,600                       188,000  Johnson & Johnson                                  1,027,488                       10,975,440
               170,400                                                                                    9,947,952
 2,700                        24,700  Stryker                                              116,343                        1,064,323
                22,000                                                                                      947,980
 1,500                        15,400  Zimmer Holdings (1)                                  116,385                        1,194,886
                13,900                                                                                    1,078,501
                                     MEDICAL-BIOMEDICAL/GENE (1.17%)
 8,700                        89,700  Amgen (1)                                            494,160                        5,094,960
                81,000                                                                                    4,600,800
 2,800                        23,600  Biogen Idec (1)                                      162,848                        1,372,576
                20,800                                                                                    1,209,728
 1,300                        14,200  Chiron (1)                                            42,146                          460,364
                12,900                                                                                      418,218
 1,200                        16,600  Genentech (1)                                         54,636                          755,798
                15,400                                                                                      701,162
                                     MEDICAL-DRUGS (4.79%)
 8,000                        80,300  Abbott Laboratories                                  341,040                        3,423,189
                72,300                                                                                    3,082,149
   600                         6,400  Cephalon (1)                                          28,602                          305,088
                 5,800                                                                                      276,486
 7,200                        75,200  Eli Lilly                                            395,352                        4,129,232
                68,000                                                                                    3,733,880
 2,800                        30,400  Forest Laboratories (1)                              124,880                        1,355,840
                27,600                                                                                    1,230,960
 1,300                        13,300  Medimmune (1)                                         36,946                          377,986
                12,000                                                                                      341,040
12,000                       127,800  Merck                                                375,720                        4,001,418
               115,800                                                                                    3,625,698
42,800                       461,000  Pfizer                                             1,239,060                       13,345,950
               418,200                                                                                   12,106,890
 3,300                        33,400  Schering-Plough                                       59,763                          604,874
                30,100                                                                                      545,111
 8,800                        96,200  Wyeth                                                348,920                        3,814,330
                87,400                                                                                    3,465,410
                                     MEDICAL-GENERIC DRUGS (0.08%)
 1,100                        18,900  Watson Pharmaceutical (1)                             30,833                          529,767
                17,800                                                                                      498,934
                                     MEDICAL-HMO (0.91%)
 1,300                        14,000  Anthem (1)                                           104,520                        1,125,600
                12,700                                                                                    1,021,080
 6,100                        66,900  UnitedHealth Group                                   441,640                        4,843,560
                60,800                                                                                    4,401,920
                                     MEDICAL-HOSPITALS (0.14%)
 2,800                        24,500  HCA                                                  102,844                          899,885
                21,700                                                                                      797,041
                                     MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.30%)
   900                        11,100  AmerisourceBergen                                     49,536                          610,944
                10,200                                                                                      561,408
 2,900                        29,600  Cardinal Health                                      135,575                        1,383,800
                26,700                                                                                    1,248,225
                                     METAL-ALUMINUM (0.31%)
 5,000                        61,700  Alcoa                                                162,500                        2,005,250
                56,700                                                                                    1,842,750
                                     METAL-DIVERSIFIED (0.06%)
 1,100                        11,400  Freeport-McMoran Copper & Gold                        39,842                          412,908
                10,300                                                                                      373,066
                                     MISCELLANEOUS INVESTING (0.35%)
 2,600                        26,900  Duke-Weeks Realty                                     88,660                          917,290
                24,300                                                                                      828,630
 1,000                        11,500  Simon Property Group                                  58,320                          670,680
                10,500                                                                                      612,360
 3,400                        34,700  United Dominion Realty Trust                          71,672                          731,476
                31,300                                                                                      659,804
                                     MONEY CENTER BANKS (3.08%)
18,242                       198,670  Bank of America                                      817,059                        8,898,429
               180,428                                                                                    8,081,370
27,588                       291,828  JP Morgan Chase                                    1,064,897                       11,264,561
               264,240                                                                                   10,199,664
                                     MOTORCYCLE & MOTOR SCOOTER (0.06%)
   600                         6,500  Harley-Davidson                                       34,542                          374,205
                 5,900                                                                                      339,663
                                     MULTI-LINE INSURANCE (2.42%)
16,400                       170,700  American International Group                         995,644                       10,363,197
               154,300                                                                                    9,367,553
 3,400                        36,400  Hartford Financial Services Group                    198,832                        2,128,672
                33,000                                                                                    1,929,840
 4,300                        44,000  Prudential Financial                                 199,821                        2,044,680
                39,700                                                                                    1,844,859
 2,600                        28,700  Safeco                                               120,224                        1,327,088
                26,100                                                                                    1,206,864
                                     MULTIMEDIA (2.21%)
   800                         7,800  E.W. Scripps                                          38,176                          372,216
                 7,000                                                                                      334,040
 1,900                        19,700  Gannett                                              157,605                        1,634,115
                17,800                                                                                    1,476,510
 1,100                        13,800  McGraw-Hill                                           94,875                        1,190,250
                12,700                                                                                    1,095,375
   400                         4,300  Meredith                                              19,600                          210,700
                 3,900                                                                                      191,100
37,100                       370,800  Time Warner (1)                                      617,344                        6,170,112
               333,700                                                                                    5,552,768
11,900                       123,300  Viacom                                               434,231                        4,499,217
               111,400                                                                                    4,064,986
 1,300                        14,900  Walt Disney                                           32,786                          375,778
                13,600                                                                                      342,992
                                     NETWORKING PRODUCTS (1.48%)
39,400                       429,800  Cisco Systems (1)                                    756,874                        8,256,458
               390,400                                                                                    7,499,584
 3,300                        35,200  Emulex (1)                                            34,683                          369,952
                31,900                                                                                      335,269
 2,100                        22,000  Juniper Networks (1)                                  55,881                          585,420
                19,900                                                                                      529,539
18,000                       127,200  Lucent Technologies (1)                               63,900                          451,560
               109,200                                                                                      387,660
                                     NON-HAZARDOUS WASTE DISPOSAL (0.11%)
   100                         1,000  Republic Services                                      3,080                           30,800
                   900                                                                                       27,720
 2,200                        23,400  Waste Management                                      62,656                          666,432
                21,200                                                                                      603,776
                                     OFFICE AUTOMATION & EQUIPMENT (0.09%)
 1,300                        14,100  Pitney Bowes                                          56,875                          616,875
                12,800                                                                                      560,000
                                     OIL & GAS DRILLING (0.31%)
   500                         5,500  Nabors Industries (1)                                 24,560                          270,160
                 5,000                                                                                      245,600
 3,800                        49,300  Transocean Sedco Forex (1)                           133,950                        1,737,825
                45,500                                                                                    1,603,875
                                     OIL COMPANY-EXPLORATION & PRODUCTION (0.57%)
 1,500                        20,600  Anadarko Petroleum                                   101,175                        1,389,470
                19,100                                                                                    1,288,295
   500                         5,500  Devon Energy                                          36,985                          406,835
                 5,000                                                                                      369,850
   700                         7,400  EOG Resources                                         46,592                          492,544
                 6,700                                                                                      445,952
 1,800                        18,200  Murphy Oil                                           144,036                        1,456,364
                16,400                                                                                    1,312,328
                                     OIL COMPANY-INTEGRATED (5.37%)
14,000                       148,800  ChevronTexaco                                        742,840                        7,895,328
               134,800                                                                                    7,152,488
 4,900                        50,100  ConocoPhillips                                       413,119                        4,223,931
                45,200                                                                                    3,810,812
39,800                       428,300  Exxon Mobil                                        1,958,956                       21,080,926
               388,500                                                                                   19,121,970
 1,100                        10,900  Occidental Petroleum                                  61,413                          608,547
                 9,800                                                                                      547,134
 1,300                        12,900  TotalFinaElf                                         135,564                        1,345,212
                11,600                                                                                    1,209,648
                                     OIL FIELD MACHINERY & EQUIPMENT (0.20%)
 1,700                        19,800  FMC Technologies (1)                                  51,391                          598,554
                18,100                                                                                      547,163
 3,200                        36,100  Grant Prideco (1)                                     65,792                          742,216
                32,900                                                                                      676,424
                                     OIL-FIELD SERVICES (0.72%)
 2,600                        26,200  Baker Hughes                                         111,358                        1,122,146
                23,600                                                                                    1,010,788
   900                         6,500  BJ Services                                           45,900                          331,500
                 5,600                                                                                      285,600
 4,900                        51,500  Schlumberger                                         308,406                        3,241,410
                46,600                                                                                    2,933,004
                                     OPTICAL SUPPLIES (0.03%)
   300                         3,000  Bausch & Lomb                                         18,288                          182,880
                 2,700                                                                                      164,592
                                     PAPER & RELATED PRODUCTS (0.69%)
   700                        14,200  Bowater                                               25,788                          523,128
                13,500                                                                                      497,340
 3,800                        40,700  International Paper                                  146,338                        1,567,357
                36,900                                                                                    1,421,019
 2,200                        33,600  MeadWestvaco                                          69,366                        1,059,408
                31,400                                                                                      990,042
 1,900                        18,400  Potlatch                                              89,471                          866,456
                16,500                                                                                      776,985
   800                         8,300  Weyerhaeuser                                          50,112                          519,912
                 7,500                                                                                      469,800
                                     PHARMACY SERVICES (0.09%)
   800                        16,700  Medco Health Solutions (1)                            27,128                          566,297
                15,900                                                                                      539,169
                                     PIPELINES (0.08%)
 6,800                        74,500  Dynegy (1)                                            33,524                          367,285
                67,700                                                                                      333,761
 1,100                        11,600  Williams                                              13,761                          145,116
                10,500                                                                                      131,355
                                     PROPERTY & CASUALTY INSURANCE (1.30%)
 1,200                        12,900  Progressive                                          112,260                        1,206,795
                11,700                                                                                    1,094,535
15,302                       161,371  St. Paul                                             519,656                        5,480,159
               146,069                                                                                    4,960,503
 2,300                        25,300  XL Capital                                           166,750                        1,834,250
                23,000                                                                                    1,667,500
                                     PUBLISHING-NEWSPAPERS (0.20%)
 1,700                        16,800  New York Times                                        68,085                          672,840
                15,100                                                                                      604,755
   100                           700  Washington Post                                       91,500                          640,500
                   600                                                                                      549,000
                                     REGIONAL BANKS (3.80%)
10,100                       111,800  Comerica                                             621,251                        6,876,818
               101,700                                                                                    6,255,567
 1,700                        18,800  SunTrust Banks                                       119,646                        1,323,144
                17,100                                                                                    1,203,498
30,300                       322,900  U.S. Bancorp                                         866,883                        9,238,169
               292,600                                                                                    8,371,286
 6,800                        77,500  Wachovia                                             334,628                        3,813,775
                70,700                                                                                    3,479,147
 6,000                        61,100  Wells Fargo                                          358,320                        3,648,892
                55,100                                                                                    3,290,572
                                     REINSURANCE (0.15%)
 3,700                        39,700  AXIS Capital Holdings                                 92,722                          994,882
                36,000                                                                                      902,160
                                     RETAIL-APPAREL & SHOE (0.68%)
 3,200                        33,400  Abercrombie & Fitch                                  125,376                        1,308,612
                30,200                                                                                    1,183,236
 3,100                        32,900  Christopher & Banks                                   50,375                          534,625
                29,800                                                                                      484,250
 5,400                        59,400  Hot Topic (1)                                        111,024                        1,221,264
                54,000                                                                                    1,110,240
 4,700                        52,400  Ross Stores                                          123,469                        1,376,548
                47,700                                                                                    1,253,079
                                     RETAIL-AUTO PARTS (0.10%)
 1,500                        15,100  O'Reilly Automotive (1)                               64,590                          650,206
                13,600                                                                                      585,616
                                     RETAIL-BUILDING PRODUCTS (1.26%)
12,900                       134,700  Home Depot                                           529,932                        5,533,476
               121,800                                                                                    5,003,544
 4,900                        48,700  Lowe's                                               275,772                        2,740,836
                43,800                                                                                    2,465,064
                                     RETAIL-CONSUMER ELECTRONICS (0.21%)
 2,200                        23,600  Best Buy                                             130,284                        1,397,592
                21,400                                                                                    1,267,308
                                     RETAIL-DISCOUNT (3.23%)
 2,100                        22,200  Dollar Tree Stores (1)                                60,690                          641,580
                20,100                                                                                      580,890
 5,300                        57,700  Family Dollar Stores                                 156,615                        1,705,035
                52,400                                                                                    1,548,420
 9,900                       103,100  Target                                               495,198                        5,157,062
                93,200                                                                                    4,661,864
 3,700                        42,400  TJX                                                   88,726                        1,016,752
                38,700                                                                                      928,026
22,200                       234,400  Wal-Mart Stores                                    1,197,024                       12,638,848
               212,200                                                                                   11,441,824
                                     RETAIL-DRUG STORE (0.69%)
 2,600                        34,400  CVS                                                  112,996                        1,495,024
                31,800                                                                                    1,382,028
 7,300                        84,200  Walgreen                                             261,997                        3,021,938
                76,900                                                                                    2,759,941
                                     RETAIL-OFFICE SUPPLIES (0.11%)
 2,500                        25,100  Staples                                               74,350                          746,474
                22,600                                                                                      672,124
                                     RETAIL-PET FOOD & SUPPLIES (0.04%)
   800                         8,100  PETsMART                                              25,584                          259,038
                 7,300                                                                                      233,454
                                     RETAIL-REGIONAL DEPARTMENT STORE (0.40%)
 5,100                        52,100  Kohl's (1)                                           258,876                        2,644,596
                47,000                                                                                    2,385,720
                                     RETAIL-RESTAURANTS (0.92%)
 5,100                        56,300  McDonald's                                           148,665                        1,641,145
                51,200                                                                                    1,492,480
 3,500                        31,600  Panera Bread (1)                                     122,255                        1,103,788
                28,100                                                                                      981,533
 3,400                        36,300  RARE Hospitality International (1)                    94,214                        1,005,873
                32,900                                                                                      911,659
 2,100                        23,300  Starbucks (1)                                        111,048                        1,232,104
                21,200                                                                                    1,121,056
 1,600                        23,300  Yum! Brands                                           69,600                        1,013,550
                21,700                                                                                      943,950
                                     SATELLITE TELECOM (0.23%)
 4,400                        47,900  EchoStar Communications (1)                          139,128                        1,514,598
                43,500                                                                                    1,375,470
                                     SCHOOLS (0.13%)
 1,000                        12,800  Apollo Group (1)                                      66,000                          844,800
                11,800                                                                                      778,800
                                     SEMICONDUCTOR COMPONENT-INTEGRATED
                                     CIRCUITS (0.66%)
 3,800                        35,800  Analog Devices                                       152,988                        1,441,308
                32,000                                                                                    1,288,320
 3,200                        35,500  Linear Technology                                    121,216                        1,344,740
                32,300                                                                                    1,223,524
 3,200                        34,600  Maxim Integrated Products                            140,768                        1,522,054
                31,400                                                                                    1,381,286
                                     SEMICONDUCTOR EQUIPMENT (0.50%)
 9,900                       105,400  Applied Materials (1)                                159,390                        1,696,940
                95,500                                                                                    1,537,550
 2,100                        22,700  Kla-Tencor (1)                                        95,613                        1,033,531
                20,600                                                                                      937,918
 1,900                        20,800  Novellus Systems (1)                                  49,229                          538,928
                18,900                                                                                      489,699
                                     STEEL PRODUCERS (0.40%)
 5,800                        62,200  Nucor                                                244,934                        2,626,706
                56,400                                                                                    2,381,772
                                     TELECOMMUNICATION EQUIPMENT (0.71%)
   900                         9,300  Andrew (1)                                            12,582                          130,014
                 8,400                                                                                      117,432
 1,100                        11,200  Comverse Technology (1)                               22,704                          231,168
                10,100                                                                                      208,464
 9,600                       102,200  Qualcomm                                             401,376                        4,272,982
                92,600                                                                                    3,871,606
                                     TELECOMMUNICATION EQUIPMENT-FIBER
                                     OPTICS (0.18%)
10,000                       103,800  Corning (1)                                          114,500                        1,188,510
                93,800                                                                                    1,074,010
                                     TELEPHONE-INTEGRATED (2.69%)
21,900                       232,100  SBC Communications                                   553,194                        5,862,846
               210,200                                                                                    5,309,652
16,800                       168,900  Sprint                                               351,960                        3,538,455
               152,100                                                                                    3,186,495
19,900                       210,100  Verizon Communications                               778,090                        8,214,910
               190,200                                                                                    7,436,820
                                     THERAPEUTICS (0.21%)
 3,800                        38,800  Gilead Sciences (1)                                  131,594                        1,343,644
                35,000                                                                                    1,212,050
                                     TOBACCO (1.22%)
16,200                       165,000  Altria Group                                         785,052                        7,995,900
               148,800                                                                                    7,210,848
                                     TOYS (0.14%)
 4,200                        42,900  Hasbro                                                74,298                          758,901
                38,700                                                                                      684,603
 1,000                        10,700  Mattel                                                17,510                          187,357
                 9,700                                                                                      169,847
                                     TRANSPORT-RAIL (0.50%)
 4,600                        49,400  CSX                                                  167,900                        1,803,100
                44,800                                                                                    1,635,200
 2,100                        23,000  Union Pacific                                        132,237                        1,448,310
                20,900                                                                                    1,316,073
                                     TRANSPORT-SERVICES (0.95%)
 7,400                        78,700  United Parcel Service                                585,932                        6,231,466
                71,300                                                                                    5,645,534
                                     WEB PORTALS (0.65%)
   700                         6,600  Google (1)                                           133,494                        1,258,654
                 5,900                                                                                    1,125,160
 8,000                        82,500  Yahoo (1)                                            289,520                        2,985,675
                74,500                                                                                    2,696,155
                                     WIRELESS EQUIPMENT (0.48%)
14,500                       149,300  Motorola                                             250,270                        2,576,918
               134,800                                                                                    2,326,648
 1,000                        10,600  Spectrasite (1)                                       51,300                          543,780
                 9,600                                                                                      492,480
                                                             TOTAL COMMON STOCKS
                                                                                        60,173,007      580,291,015     640,464,022



                                     PREFERRED STOCKS (0.23%)
                                     MULTIMEDIA (0.23%)
 4,500                        47,800  News                                                 141,480        1,361,352       1,502,832
                43,300
                                                          TOTAL PREFERRED STOCKS           141,480        1,361,352       1,502,832



                                     TREASURY BONDS (0.08%)
                                      U.S. Treasury (2)
50,000                       550,000   1.67%; 12/23/04                                      49,872                          548,592
               500,000                                                                                      498,720
                                                            TOTAL TREASURY BONDS            49,872                          548,592
                                                                                                           498,720
                                            TOTAL PORTFOLIO INVESTMENTS (98.12%)        60,364,359      582,151,087     642,515,446
                                     Cash, receivables and other assets,
                                       net of liabilities (1.88%)
                                                                                         1,283,141       11,020,695      12,303,836
                                                      TOTAL NET ASSETS (100.00%)       $61,647,500    $ 593,171,782  $  654,819,282
                                                                                     ===============================================

(1)  Non-income producing security.
(2) Security or a portion of the security was pledged to cover margin requirements for futures contracts.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                                               $ 5,718,091    $  49,969,383   $  55,687,474
Unrealized Depreciation                                                                (2,630,539)     (25,398,733)    (28,029,272)
Net Unrealized Appreciation (Depreciation)                                              3,087,552       24,570,650      27,658,202
Cost for federal income tax purposes                                                  $57,276,807    $ 557,580,437   $ 614,857,244

                                                                    Opening            Current         Unrealized
Contract Type                                    Commitment       Market Value       Market Value      Gain (Loss)
FUTURES CONTRACTS
 7 S&P 500 eMini December 2004 Futures            Buy               $  389,505      $   395,605        $   6,100
14 S&P 500 December 2004 Futures                  Buy               $3,911,975      $  3,956,050       $  44,075


                                 INVESTMENTS BY SECTOR (UNAUDITED)


       Percentage of Total Value                  Sector                                   Value
----------------------------------------------------------------------------------------------------------------------
20.28%          20.29%        20.29%      Consumer, Non-cyclical    $  12,321,059    $ 118,897,094      $   131,218,153
 19.63           19.56         19.56      Financial                    11,926,093                           126,547,187
                                                                                       114,621,094
 11.96           11.96         11.96      Technology                    7,264,592                            77,392,586
                                                                                        70,127,994
 11.43           11.15         11.17      Communications                6,943,661                            72,277,957
                                                                                        65,334,296
 10.67            10.6         10.61      Consumer, Cyclical            6,482,260                            68,638,696
                                                                                        62,156,436
 10.32           10.37         10.36      Industrial                    6,270,580                            67,029,470
                                                                                        60,758,890
  7.29            7.34          7.34      Energy                        4,429,322                            47,455,369
                                                                                        43,026,047
  3.59             3.8          3.79      Basic Materials               2,184,868                            24,485,416
                                                                                        22,300,548
  3.12            3.22          3.21      Utilities                     1,896,302                            20,742,965
                                                                                        18,846,663
  1.06            1.04          1.04      Government                      645,622                             6,727,647
                                                                                         6,082,025
  0.65            0.67          0.67      Futures Contracts               395,605                             4,351,655
                                                                                         3,956,050
                                                          TOTAL     $  60,759,964    $ 586,107,137      $   646,867,101
                                                                    =====================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                           PRINCIPAL                                     COMBINED
                           LARGECAP        LARGECAP                      LARGECAP
                          STOCK INDEX      S&P 500      PRO FORMA        S&P 500
                          FUND, INC.      INDEX FUND   ADJUSTMENTS      INDEX FUND
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Investment in
 affiliated
 securities--at cost..  $     54,798     $    490,837  $      --     $    545,635
Investment in
 securities--at cost..    71,579,926      488,596,162         --      560,176,088
                        ------------     ------------  ---------     ------------
TOTAL INVESTMENTS--AT
 COST ................  $ 71,634,724     $489,086,999  $      --     $560,721,723
                        ============     ============  =========     ============
ASSETS
Investment in
 affiliated
 securities--at value.  $     71,140     $    560,472  $      --     $    631,612
Investment in
 securities--at value.   67,148,994/(c)/  518,733,704         --      585,882,698/(c)/
Cash..................        17,950          100,480         --          118,430
Receivables:
 Capital Shares sold..        17,007        1,482,859         --        1,499,866
 Dividends and
  interest............        73,921          686,967         --          760,888
 Expense reimbursement
  from Manager........           239               --         --              239
 Investment securities
  sold................        39,542          225,955         --          265,497
    Variation margin
 on futures contracts.         4,725           43,875         --           48,600
Other assets..........           308               --         --              308
Prepaid directors'
 expenses.............            39               --         --               39
                        ------------     ------------  ---------     ------------
          Total Assets    67,373,865      521,834,312         --      589,208,177
LIABILITIES
Accrued management and
 investment advisory
 fees.................         4,374           14,723         --           19,097
Accrued administrative
 service fees.........            --            7,236         --            7,236
Accrued distribution
 fees.................         2,693           30,585         --           33,278
Accrued service fees..            --            9,006         --            9,006
Accrued transfer and
 administrative fees..        38,162           94,846         --          133,008
Accrued other expenses        30,516           21,471         --           51,987
Payables:
 Capital Shares
  reacquired..........        25,146          231,143         --          256,289
 Investment securities
  purchased...........            --          326,720         --          326,720
Collateral obligation
 on securities loaned,
 at value.............     1,130,000               --         --        1,130,000
                        ------------     ------------  ---------     ------------
     Total Liabilities     1,230,891          735,730         --        1,966,621
                        ------------     ------------  ---------     ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES  $ 66,142,974     $521,098,582  $      --     $587,241,556
                        ============     ============  =========     ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......  $ 72,729,385     $454,205,405  $      --     $526,934,790
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....       354,642        5,673,190         --        6,027,832
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).    (2,533,588)      30,852,795         --       28,319,207
Net unrealized
 appreciation
 (depreciation) of
 investments..........    (4,407,465)      30,367,192         --       25,959,727
                        ------------     ------------  ---------     ------------
      Total Net Assets  $ 66,142,974     $521,098,582  $      --     $587,241,556
                        ============     ============  =========     ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....   100,000,000      278,000,000         --      278,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........           N/A     $ 91,854,400        N/A     $ 91,854,400
  Shares issued and
 outstanding..........                     10,559,987                  10,559,987
  Net asset value per
 share................                   $       8.70                $       8.70
                                         ============                ============

Advisors Select: Net
 Assets...............           N/A     $ 50,013,468        N/A     $ 50,013,468
  Shares issued and
 outstanding..........                      5,755,211                   5,755,211
  Net asset value per
 share................                   $       8.69                $       8.69
                                         ============                ============

Class A: Net Assets...  $ 53,384,398              N/A         --     $ 53,384,398
  Shares issued and
 outstanding..........     6,363,291                    (205,921)       6,157,370
  Net asset value per
 share................  $       8.39                          --     $       8.67
  Maximum offering
 price per share /(a)/  $       8.52                          --     $       8.80
                        ============                          ==     ============

Class B: Net Assets...  $ 12,758,576              N/A         --     $ 12,758,576
  Shares issued and
 outstanding..........     1,521,918                     (50,341)       1,471,577
  Net asset value per
 share /(b)/..........  $       8.38                          --     $       8.67
                        ============                          ==     ============

Class J: Net Assets...           N/A     $247,010,310        N/A     $247,010,310
  Shares issued and
 outstanding..........                     28,646,150                  28,646,150
  Net asset value per
 share /(b)/..........                   $       8.62                $       8.62
                                         ============                ============

Institutional: Net
 Assets...............           N/A     $     10,203        N/A     $     10,203
  Shares issued and
 outstanding..........                          1,177                       1,177
  Net asset value per
 share................                   $       8.67                $       8.67
                                         ============                ============

Preferred: Net Assets.           N/A     $122,210,003        N/A     $122,210,003
  Shares issued and
 outstanding..........                     13,960,517                  13,960,517
  Net asset value per
 share................                   $       8.75                $       8.75
                                         ============                ============

Select: Net Assets....           N/A     $ 10,000,198        N/A     $ 10,000,198
  Shares issued and
 outstanding..........                      1,147,016                   1,147,016
  Net asset value per
 share................                   $       8.72                $       8.72
                                         ============                ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                         PRINCIPAL                                       COMBINED
                          LARGECAP     LARGECAP                          LARGECAP
                        STOCK INDEX     S&P 500        PRO FORMA          S&P 500
                        FUND, INC.    INDEX FUND   ADJUSTMENTS /(A)/    INDEX FUND
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends from
  affiliates..........  $      713   $     5,817      $      --        $     6,530
 Dividends............   1,010,972     9,809,424             --         10,820,396
 Interest.............      24,346       276,642             --            300,988
 Securities lending...         933            --             --                933
                        ----------   -----------      ---------        -----------
          Total Income   1,036,964    10,091,883             --         11,128,847
Expenses:
 Management and
  investment advisory
  fees................     216,322       899,740       (123,692)           992,370
 Distribution fees -
  Advisors Preferred..          --       174,854             --            174,854
 Distribution fees -
  Advisors Select.....          --       105,244             --            105,244
 Distribution fees -
  Class A.............      75,010            --             --             75,010
 Distribution fees -
  Class B.............      54,092            --             --             54,092
 Distribution fees -
  Class J.............          --     1,037,666             --          1,037,666
 Distribution fees -
  Select..............          --         7,360             --              7,360
 Administrative
  service fees -
  Advisors Preferred..          --       104,914             --            104,914
 Administrative
  service fees -
  Advisors Select.....          --        70,163             --             70,163
 Administrative
  service fees -
  Preferred...........          --       120,801             --            120,801
 Administrative
  service fees -
  Select..............          --         9,569             --              9,569
 Registration fees -
  Class A.............      11,499            --             --             11,499
 Registration fees -
  Class B.............      11,750            --             --             11,750
 Registration fees -
  Class J.............          --        29,472             --             29,472
 Service fees -
  Advisors Preferred..          --       118,901             --            118,901
 Service fees -
  Advisors Select.....          --        87,703             --             87,703
 Service fees -
  Preferred...........          --       164,728             --            164,728
 Service fees - Select          --        11,041             --             11,041
 Shareholder reports -
  Class A.............       8,419            --             --              8,419
 Shareholder reports -
  Class B.............       2,468            --             --              2,468
 Shareholder reports -
  Class J.............          --        51,654             --             51,654
 Transfer and
  administrative fees
  - Class A...........      52,281            --             --             52,281
 Transfer and
  administrative fees
  - Class B...........      14,758            --             --             14,758
 Transfer and
  administrative fees
  - Class J...........          --       436,669             --            436,669
 Auditing and legal
  fees................       7,803            --         (7,803)                --
 Custodian fees.......      22,326            --        (22,326)                --
 Directors' expenses..       1,971            --         (1,971)                --
 Registration fees....      20,825            --             --             20,825
 Transfer and
  administrative fees.     170,697            --          1,129            171,826
 Other expenses.......       4,023            --         (4,023)                --
 Other expenses -
  Class J.............          --             1             --                  1
                        ----------   -----------      ---------        -----------
Total Gross Expenses.      674,244     3,430,480       (158,686)         3,946,038
 Less: Reimbursement
  from Manager - Class
  A...................      56,476            --        (56,476)                --
 Less: Reimbursement
  from Manager - Class
  B...................      20,337            --        (20,337)                --
                        ----------   -----------      ---------        -----------
    Total Net Expenses     597,431     3,430,480        (81,873)         3,946,038
                        ----------   -----------      ---------        -----------
 Net Investment Income
      (Operating Loss)     439,533     6,661,403         81,873          7,182,809

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........      72,450    32,655,099             --         32,727,549
 Investment
  transactions in
  affiliates..........          60        54,896             --             54,956
 Futures contracts....     118,071      (767,802)            --           (649,731)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........   3,742,706    (1,386,829)            --          2,355,877
 Investments in
  affiliates...........      11,205        44,977             --             56,182
 Futures contracts.....     (30,450)     (100,992)            --           (131,442)
                         ----------   -----------      ---------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies   3,914,042    30,499,349             --         34,413,391
                         ----------   -----------      ---------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $4,353,575   $37,160,752      $  81,873        $41,596,200
                         ==========   ===========      =========        ===========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
  Principal    LargeCap                                                                     Principal       LargeCap
   LargeCap     S&P 500                                                                      LargeCap        S&P 500
 Stock Index    Index                                                                      Stock Index       Index
  Fund, Inc.     Fund        Combined                                                       Fund, Inc.        Fund        Combined
------------------------------------------------------------------------------------------------------------------------------------

                                           COMMON STOCKS (96.20%)
                                           ADVERTISING AGENCIES (0.18%)
     2,539         19,992           22,531  Interpublic Group (1)                           $31,128        $245,102      $276,230
     1,125          8,868            9,993  Omnicom Group                                    88,763         699,685       788,448
                                           AEROSPACE & DEFENSE (0.76%)
     5,047         39,756           44,803  Boeing                                          251,845       1,983,824     2,235,669
     2,156         16,979           19,135  Northrop Grumman                                111,573         878,663       990,236
     2,712         21,363           24,075  Raytheon                                         98,934         779,322       878,256
     1,065          8,384            9,449  Rockwell Collins                                 37,776         297,381       335,157
                                           AEROSPACE & DEFENSE EQUIPMENT (0.87%)
     1,203          9,468           10,671  General Dynamics                                122,850         966,872     1,089,722
       717          5,622            6,339  Goodrich                                         22,105         173,326       195,431
     2,674         21,070           23,744  Lockheed Martin                                 147,311       1,160,746     1,308,057
     3,076         24,231           27,307  United Technologies                             285,514       2,249,122     2,534,636
                                           AGRICULTURAL OPERATIONS (0.10%)
     1,606         12,646           14,252  Monsanto                                         68,657         540,616       609,273
                                           AIRLINES (0.12%)
       758          5,948            6,706  Delta Air Lines (1) (2)                           4,131          32,417        36,548
     4,751         37,424           42,175  Southwest Airlines                               74,923         590,176       665,099
                                           APPAREL MANUFACTURERS (0.21%)
     1,132          8,912           10,044  Coach (1)                                        52,785         415,567       468,352
       749          5,905            6,654  Jones Apparel Group                              26,440         208,446       234,886
       647          5,101            5,748  Liz Claiborne                                    26,449         208,529       234,978
       664          5,221            5,885  VF                                               35,743         281,046       316,789
                                           APPLIANCES (0.05%)
       475          3,737            4,212  Maytag (2)                                        8,265          65,024        73,289
       399          3,145            3,544  Whirlpool                                        23,441         184,769       208,210
                                           APPLICATIONS SOFTWARE (2.99%)
     1,018          8,010            9,028  Citrix Systems (1)                               24,564         193,281       217,845
     2,322         18,290           20,612  Compuware (1)                                    13,444         105,899       119,343
     1,152          9,071           10,223  Intuit (1)                                       52,255         411,461       463,716
       562          4,411            4,973  Mercury Interactive (1)                          24,408         191,570       215,978
    65,364        514,953          580,317  Microsoft                                     1,829,538      14,413,534    16,243,072
     1,634         12,746           14,380  Parametric Technology (1)                         8,480          66,152        74,632
     3,039         23,941           26,980  Siebel Systems (1)                               28,871         227,439       256,310
                                           ATHLETIC FOOTWEAR (0.21%)
     1,584         12,472           14,056  Nike                                            128,795       1,014,098     1,142,893
       355          2,801            3,156  Reebok International                             13,135         103,637       116,772
                                           AUTO-CARS & LIGHT TRUCKS (0.41%)
    11,001         86,662           97,663  Ford Motor                                      143,343       1,129,206     1,272,549
     3,395         26,747           30,142  General Motors                                  130,877       1,031,097     1,161,974
                                           AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.13%)
       420          3,305            3,725  Navistar International (1)                       14,511         114,188       128,699
     1,043          8,220            9,263  Paccar                                           72,290         569,728       642,018
                                           AUTO/TRUCK PARTS & EQUIPMENT-
                                           ORIGINAL (0.07%)
       899          7,072            7,971  Dana                                             13,404         105,444       118,848
     3,374         26,579           29,953  Delphi Automotive Systems                        28,375         223,529       251,904
       790          6,136            6,926  Visteon                                           5,617          43,627        49,244
                                           BEVERAGES-NON-ALCOHOLIC (1.80%)
    14,587        114,914          129,501  Coca-Cola                                       593,108       4,672,403     5,265,511
     2,820         22,212           25,032  Coca-Cola Enterprises                            58,966         464,453       523,419
     1,528         12,046           13,574  Pepsi Bottling Group                             42,845         337,770       380,615
    10,183         80,232           90,415  Pepsico                                         504,873       3,977,903     4,482,776
                                           BEVERAGES-WINE & SPIRITS (0.05%)
       731          5,752            6,483  Brown-Forman                                     32,822         258,265       291,087
                                           BREWERY (0.39%)
       227          1,769            1,996  Adolph Coors                                     15,141         117,992       133,133
     4,816         37,936           42,752  Anheuser-Busch                                  240,559       1,894,903     2,135,462
                                           BROADCASTING SERVICES &
                                           PROGRAMMING (0.18%)
     3,547         27,944           31,491  Clear Channel Communications                    118,470         933,330     1,051,800
                                           BUILDING & CONSTRUCTION PRODUCTS-
                                           MISCELLANEOUS (0.18%)
     2,605         20,520           23,125  Masco                                            89,247         703,015       792,262
       616          4,842            5,458  Vulcan Materials                                 30,665         241,035       271,700
                                           BUILDING PRODUCTS-AIR & HEATING (0.07%)
     1,286         10,130           11,416  American Standard (1)                            47,029         370,454       417,483
                                           BUILDING-MAINTENANCE & SERVICE (0.08%)
     1,548         12,192           13,740  Ecolab                                           52,400         412,699       465,099
                                           BUILDING-RESIDENTIAL & COMMERCIAL (0.16%)
       743          5,852            6,595  Centex                                           38,591         303,953       342,544
       278          2,192            2,470  KB Home                                          22,866         180,292       203,158
       763          6,010            6,773  Pulte                                            41,873         329,829       371,702
                                           CABLE TV (0.60%)
    13,435        105,846          119,281  Comcast (1)                                     396,332       3,122,457     3,518,789
                                           CASINO HOTELS (0.06%)
       672          5,301            5,973  Harrah's Entertainment                           39,325         310,215       349,540
                                           CASINO SERVICES (0.10%)
     2,071         16,322           18,393  International Game Technology                    68,426         539,279       607,705
                                           CELLULAR TELECOMMUNICATIONS (0.27%)
     6,694         52,739           59,433  Nextel Communications (1)                       177,324       1,397,056     1,574,380
                                           CHEMICALS-DIVERSIFIED (0.96%)
     5,648         44,493           50,141  Dow Chemical                                    253,821       1,999,515     2,253,336
     6,000         47,261           53,261  E. I. Du Pont de Nemours                        257,220       2,026,079     2,283,299
     1,033          8,135            9,168  PPG Industries                                   65,854         518,606       584,460
     1,350         10,625           11,975  Rohm & Haas                                      57,226         450,394       507,620
                                           CHEMICALS-SPECIALTY (0.13%)
       472          3,687            4,159  Eastman Chemical                                 22,406         175,022       197,428
       748          5,890            6,638  Engelhard                                        21,168         166,687       187,855
       309          2,405            2,714  Great Lakes Chemical                              7,917          61,616        69,533
       670          5,293            5,963  Hercules (1)                                      9,568          75,584        85,152
       416          3,272            3,688  Sigma-Aldrich                                    23,146         182,054       205,200
                                           CIRCUIT BOARDS (0.04%)
     1,209          9,517           10,726  Jabil Circuit (1)                                29,391         231,358       260,749
                                           COATINGS & PAINT (0.06%)
       856          6,742            7,598  Sherwin-Williams                                 36,568         288,018       324,586
                                           COMMERCIAL BANKS (1.06%)
     2,127         16,753           18,880  AmSouth Bancorp                                  56,131         442,112       498,243
     3,333         26,258           29,591  BB&T                                            137,020       1,079,466     1,216,486
       743          5,848            6,591  First Horizon National                           32,157         253,101       285,258
       704          5,545            6,249  M&T Bank                                         72,512         571,135       643,647
     1,340         10,553           11,893  Marshall & Ilsley                                56,240         442,909       499,149
     1,873         14,755           16,628  North Fork Bancorp                               82,599         650,696       733,295
     2,778         21,885           24,663  Regions Financial                                97,452         767,726       865,178
     2,001         15,764           17,765  SouthTrust                                       87,184         686,837       774,021
     1,858         14,653           16,511  Synovus Financial                                50,519         398,415       448,934
       539          4,239            4,778  Zions Bancorp                                    35,666         280,495       316,161
                                           COMMERCIAL SERVICE-FINANCE (0.34%)
       304          2,368            2,672  Deluxe                                           11,579          90,197       101,776
       819          6,451            7,270  Equifax                                          21,417         168,694       190,111
       991          7,808            8,799  H&R Block                                        47,122         371,271       418,393
       889          7,009            7,898  Moody's                                          69,173         545,370       614,543
     2,274         17,907           20,181  Paychex                                          74,574         587,242       661,816
                                           COMMERCIAL SERVICES (0.02%)
       857          6,750            7,607  Convergys (1)                                    11,150          87,818        98,968
                                           COMPUTER AIDED DESIGN (0.05%)
       683          5,375            6,058  Autodesk                                         36,028         283,531       319,559
                                           COMPUTER SERVICES (0.35%)
       769          6,060            6,829  Affiliated Computer Services (1)                 41,949         330,573       372,522
     1,135          8,937           10,072  Computer Sciences (1)                            56,375         443,901       500,276
     3,081         24,266           27,347  Electronic Data Systems                          65,533         516,138       581,671
     1,734         13,658           15,392  Sungard Data Systems (1)                         45,934         361,800       407,734
     2,014         15,858           17,872  Unisys (1)                                       21,389         168,412       189,801
                                           COMPUTERS (2.22%)
     2,331         18,373           20,704  Apple Computer (1)                              122,447         965,134     1,087,581
     2,241         17,651           19,892  Gateway (1)                                      13,110         103,258       116,368
    18,154        143,028          161,182  Hewlett-Packard                                 338,754       2,668,903     3,007,657
    10,071         79,340           89,411  International Business Machines                 903,872       7,120,765     8,024,637
    19,996        157,529          177,525  Sun Microsystems (1)                             90,582         713,606       804,188
                                           COMPUTERS-INTEGRATED SYSTEMS (0.84%)
    15,008        118,244          133,252  Dell (1)                                        526,181       4,145,635     4,671,816
       567          4,461            5,028  NCR (1)                                          31,950         251,377       283,327
                                           COMPUTERS-MEMORY DEVICES (0.37%)
    14,455        113,890          128,345  EMC (1)                                         186,036       1,465,765     1,651,801
     2,603         20,498           23,101  Veritas Software (1)                             56,953         448,496       505,449
                                           COMPUTERS-PERIPHERAL EQUIPMENT (0.10%)
       779          6,133            6,912  Lexmark International (1)                        64,743         509,714       574,457
                                           CONSUMER PRODUCTS-MISCELLANEOUS (0.20%)
     1,282         10,089           11,371  Clorox                                           69,997         550,860       620,857
       865          6,821            7,686  Fortune Brands                                   62,990         496,705       559,695
                                           CONTAINERS-METAL & GLASS (0.04%)
       676          5,321            5,997  Ball                                             26,939         212,042       238,981
                                           CONTAINERS-PAPER & PLASTIC (0.10%)
       643          5,063            5,706  Bemis                                            17,020         134,017       151,037
       903          7,117            8,020  Pactiv (1)                                       21,392         168,602       189,994
       505          3,976            4,481  Sealed Air (1)                                   25,018         196,971       221,989
                                           COSMETICS & TOILETRIES (2.28%)
       546          4,295            4,841  Alberto-Culver                                   24,494         192,674       217,168
     2,844         22,395           25,239  Avon Products                                   112,480         885,722       998,202
     3,193         25,152           28,345  Colgate-Palmolive                               142,472       1,122,282     1,264,754
     6,024         47,449           53,473  Gillette                                        249,875       1,968,185     2,218,060
       567          4,462            5,029  International Flavors & Fragrances               22,141         174,241       196,382
     2,972         23,420           26,392  Kimberly-Clark                                  177,339       1,397,471     1,574,810
    15,282        120,404          135,686  Procter & Gamble                                782,133       6,162,277     6,944,410
                                           CRUISE LINES (0.29%)
     3,806         29,983           33,789  Carnival                                        192,431       1,515,940     1,708,371
                                           DATA PROCESSING & MANAGEMENT (0.62%)
     3,511         27,666           31,177  Automatic Data Processing                       152,342       1,200,428     1,352,770
     5,154         40,611           45,765  First Data                                      212,757       1,676,422     1,889,179
     1,174          9,248           10,422  Fiserv (1)                                       41,724         328,674       370,398
                                           DISPOSABLE MEDICAL PRODUCTS (0.05%)
       631          4,964            5,595  C.R. Bard                                        35,841         281,955       317,796
                                           DISTRIBUTION-WHOLESALE (0.11%)
     1,052          8,287            9,339  Genuine Parts                                    41,964         330,568       372,532
       547          4,310            4,857  W.W. Grainger                                    32,049         252,523       284,572
                                           DIVERSIFIED MANUFACTURING
                                           OPERATIONS (5.45%)
     4,706         37,069           41,775  3M                                              365,044       2,875,442     3,240,486
       569          4,484            5,053  Cooper Industries                                36,359         286,528       322,887
       355          2,794            3,149  Crane                                             9,894          77,869        87,763
     1,853         14,599           16,452  Danaher                                         102,156         804,843       906,999
     1,223          9,629           10,852  Dover                                            48,027         378,131       426,158
       911          7,174            8,085  Eaton                                            58,258         458,777       517,035
    63,473        500,060          563,533  General Electric (3)                          2,165,699      17,062,047    19,227,746
     5,168         40,710           45,878  Honeywell International                         174,058       1,371,113     1,545,171
     1,817         14,315           16,132  Illinois Tool Works                             167,673       1,320,988     1,488,661
       555          4,370            4,925  ITT Industries                                   45,033         354,582       399,615
       833          6,564            7,397  Textron                                          56,769         447,336       504,105
    12,077         95,140          107,217  Tyco International                              376,199       2,963,611     3,339,810
                                           DIVERSIFIED OPERATORS-COMMERCIAL
                                           SERVICES (0.20%)
     6,346         49,999           56,345  Cendant                                         130,664       1,029,479     1,160,143
                                           DRUG DELIVERY SYSTEMS (0.05%)
       939          7,390            8,329  Hospira (1)                                      29,963         235,815       265,778
                                           E-COMMERCE-SERVICES (0.62%)
     3,974         31,306           35,280  eBay (1)                                        387,902       3,055,779     3,443,681
       714          5,617            6,331  Monster Worldwide (1)                            20,028         157,557       177,585
                                           ELECTRIC PRODUCTS-MISCELLANEOUS (0.30%)
     2,526         19,898           22,424  Emerson Electric                                161,790       1,274,467     1,436,257
     1,140          8,981           10,121  Molex                                            33,710         265,568       299,278
                                           ELECTRIC-GENERATION (0.06%)
     3,884         30,615           34,499  AES (1)                                          42,336         333,704       376,040
                                           ELECTRIC-INTEGRATED (2.61%)
       824          6,493            7,317  Allegheny Energy (1) (2)                         15,087         118,887       133,974
     1,168          9,201           10,369  Ameren                                           56,064         441,648       497,712
     2,379         18,738           21,117  American Electric Power                          78,340         617,042       695,382
     1,850         14,565           16,415  CenterPoint Energy (2)                           19,444         153,078       172,522
     1,086          8,552            9,638  Cinergy                                          42,919         337,975       380,894
     1,141          8,987           10,128  CMS Energy (1)                                   10,680          84,118        94,798
     1,452         11,435           12,887  Consolidated Edison                              63,089         496,851       559,940
     1,054          8,309            9,363  Constellation Energy Group                       42,814         337,512       380,326
     1,986         15,639           17,625  Dominion Resources                              127,740       1,005,901     1,133,641
     1,044          8,227            9,271  DTE Energy                                       44,589         351,375       395,964
     5,637         44,414           50,051  Duke Energy                                     138,276       1,089,475     1,227,751
     1,959         15,430           17,389  Edison International                             59,750         470,615       530,365
     1,364         10,746           12,110  Entergy                                          89,151         702,359       791,510
     3,969         31,265           35,234  Exelon                                          157,252       1,238,719     1,395,971
     1,983         15,621           17,604  FirstEnergy                                      81,957         645,616       727,573
     1,115          8,773            9,888  FPL Group                                        76,824         604,460       681,284
     1,585         12,478           14,063  NiSource                                         33,998         267,653       301,651
     2,410         18,987           21,397  PG&E (1)                                         77,216         608,343       685,559
       549          4,324            4,873  Pinnacle West Capital                            23,398         184,289       207,687
     1,137          8,946           10,083  PPL                                              59,124         465,192       524,316
     1,484         11,688           13,172  Progress Energy                                  61,289         482,714       544,003
     1,426         11,235           12,661  Public Service Enterprise Group                  60,733         478,499       539,232
     4,438         34,961           39,399  Southern                                        140,196       1,104,418     1,244,614
     1,195          9,414           10,609  TECO Energy                                      16,730         131,796       148,526
     1,784         14,056           15,840  TXU                                             109,217         860,508       969,725
     2,404         18,936           21,340  XCEL Energy                                      41,108         323,806       364,914
                                           ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
       510          3,970            4,480  Power-One (1)                                     3,580          27,869        31,449
                                           ELECTRONIC COMPONENTS-MISCELLANEOUS (0.08%
     3,133         24,682           27,815  Sanmina (1)                                      25,064         197,456       222,520
     5,782         45,546           51,328  Solectron (1)                                    30,182         237,750       267,932
                                           ELECTRONIC COMPONENTS-
                                           SEMICONDUCTOR (2.20%)
     2,135         16,809           18,944  Advanced Micro Devices (1)                       35,911         282,727       318,638
     2,234         17,606           19,840  Altera (1)                                       50,779         400,184       450,963
     1,901         14,830           16,731  Applied Micro Circuits (1)                        6,920          53,981        60,901
     1,936         15,253           17,189  Broadcom (1)                                     52,369         412,594       464,963
    38,564        303,827          342,391  Intel                                           858,435       6,763,189     7,621,624
     2,330         18,229           20,559  LSI Logic (1)                                    10,601          82,942        93,543
     3,677         28,960           32,637  Micron Technology (1) (2)                        44,786         352,733       397,519
     2,154         16,959           19,113  National Semiconductor (1)                       35,972         283,215       319,187
     1,001          7,887            8,888  Nvidia (1)                                       14,484         114,125       128,609
     1,065          8,380            9,445  PMC - Sierra (1)                                 10,927          85,979        96,906
       555          4,374            4,929  QLogic (1)                                       18,037         142,155       160,192
    10,407         81,987           92,394  Texas Instruments                               254,451       2,004,582     2,259,033
     2,087         16,438           18,525  Xilinx                                           63,862         503,003       566,865
                                           ELECTRONIC FORMS (0.12%)
     1,442         11,356           12,798  Adobe Systems                                    80,795         636,277       717,072
                                           ELECTRONIC MEASUREMENT
                                           INSTRUMENTS (0.14%)
     2,919         22,999           25,918  Agilent Technologies (1)                         73,150         576,355       649,505
       551          4,339            4,890  Tektronix                                        16,712         131,602       148,314
                                           ENGINEERING-RESEARCH & DEVELOPMENT
                                           SERVICES (0.04%)
       502          3,950            4,452  Fluor                                            23,313         183,438       206,751
                                           ENGINES-INTERNAL COMBUSTION (0.03%)
       266          2,097            2,363  Cummins Engine                                   18,641         146,958       165,599
                                           ENTERPRISE SOFTWARE & SERVICE (0.88%)
     1,342         10,565           11,907  BMC Software (1)                                 25,391         199,890       225,281
     3,519         27,722           31,241  Computer Associates International                97,512         768,176       865,688
     2,326         18,313           20,639  Novell (1)                                       16,724         131,670       148,394
    31,085        244,898          275,983  Oracle (1)                                      393,536       3,100,409     3,493,945
     2,207         17,375           19,582  Peoplesoft (1)                                   45,839         360,879       406,718
                                           ENTERTAINMENT SOFTWARE (0.12%)
     1,827         14,382           16,209  Electronic Arts (1)                              82,069         646,039       728,108
                                           FIDUCIARY BANKS (0.56%)
     4,677         36,848           41,525  Bank of New York                                151,815       1,196,086     1,347,901
     2,549         20,081           22,630  Mellon Financial                                 73,666         580,341       654,007
     1,322         10,410           11,732  Northern Trust                                   56,238         442,842       499,080
     2,022         15,925           17,947  State Street                                     91,091         717,421       808,512
                                           FILTRATION & SEPARATION PRODUCTS (0.03%)
       753          5,924            6,677  Pall                                             19,473         153,195       172,668
                                           FINANCE-COMMERCIAL (0.08%)
     1,271         10,016           11,287  CIT Group                                        51,348         404,646       455,994
                                           FINANCE-CONSUMER LOANS (0.18%)
     2,620         20,648           23,268  SLM                                             118,581         934,528     1,053,109
                                           FINANCE-CREDIT CARD (1.11%)
     7,621         60,045           67,666  American Express                                404,446       3,186,588     3,591,034
     1,452         11,438           12,890  Capital One Financial                           107,100         843,667       950,767
     7,682         60,512           68,194  MBNA                                            196,890       1,550,923     1,747,813
     1,760         13,862           15,622  Providian Financial (1)                          27,368         215,554       242,922
                                           FINANCE-INVESTMENT BANKER &
                                           BROKER (3.90%)
       619          4,881            5,500  Bear Stearns                                     58,650         462,475       521,125
     8,215         64,719           72,934  Charles Schwab                                   75,167         592,179       667,346
    31,142        245,348          276,490  Citigroup                                     1,381,771      10,886,091    12,267,862
     2,922         23,015           25,937  Goldman Sachs Group                             287,466       2,264,216     2,551,682
     1,631         12,850           14,481  Lehman Brothers Holdings                        133,987       1,055,627     1,189,614
     5,647         44,494           50,141  Merrill Lynch                                   304,599       2,400,006     2,704,605
     6,604         52,023           58,627  Morgan Stanley                                  337,399       2,657,855     2,995,254
                                           FINANCE-MORTGAGE LOAN/BANKER (1.20%)
     3,386         26,669           30,055  Countrywide Credit Industries                   108,115         851,541       959,656
     4,130         32,537           36,667  Federal Home Loan Mortgage                      275,058       2,166,965     2,442,023
     5,819         45,841           51,660  Federal National Mortgage Association           408,203       3,215,746     3,623,949
                                           FINANCIAL GUARANTEE INSURANCE (0.21%)
       652          5,136            5,788  Ambac Financial Group                            50,895         400,916       451,811
       860          6,783            7,643  MBIA                                             49,760         392,464       442,224
       593          4,666            5,259  MGIC Investment                                  38,136         300,071       338,207
                                           FOOD-CONFECTIONERY (0.25%)
     1,480         11,663           13,143  Hershey Foods                                    75,021         591,197       666,218
     1,352         10,644           11,996  Wm. Wrigley Jr.                                  88,421         696,118       784,539
                                           FOOD-FLOUR & GRAIN (0.11%)
     3,914         30,829           34,743  Archer Daniels Midland                           75,814         597,158       672,972
                                           FOOD-MISCELLANEOUS/DIVERSIFIED (0.87%)
     2,468         19,440           21,908  Campbell Soup                                    66,241         521,770       588,011
     3,178         25,026           28,204  ConAgra Foods                                    83,899         660,686       744,585
     2,286         18,006           20,292  General Mills                                   101,155         796,765       897,920
     2,100         16,550           18,650  H.J. Heinz                                       76,335         601,593       677,928
     2,486         19,579           22,065  Kellogg                                         106,898         841,897       948,795
       825          6,491            7,316  McCormick                                        29,230         229,976       259,206
     4,770         37,570           42,340  Sara Lee                                        111,046         874,630       985,676
                                           FOOD-RETAIL (0.26%)
     2,211         17,419           19,630  Albertson's                                      50,433         397,327       447,760
     4,444         35,005           39,449  Kroger (1)                                       67,149         528,926       596,075
     2,687         21,166           23,853  Safeway (1)                                      49,011         386,068       435,079
       866          6,727            7,593  Winn-Dixie Stores (2)                             2,979          23,141        26,120
                                           FOOD-WHOLESALE & DISTRIBUTION (0.22%)
       822          6,439            7,261  Supervalu                                        24,241         189,886       214,127
     3,844         30,284           34,128  Sysco                                           124,046         977,265     1,101,311
                                           FORESTRY (0.06%)
     1,103          8,681            9,784  Plum Creek Timber                                40,028         315,033       355,061
                                           GAS-DISTRIBUTION (0.16%)
       964          7,586            8,550  KeySpan                                          38,512         303,060       341,572
       265          2,086            2,351  Nicor (2)                                         9,943          78,267        88,210
       229          1,782            2,011  Peoples Energy (2)                                9,796          76,234        86,030
     1,394         10,978           12,372  Sempra Energy                                    46,755         368,202       414,957
                                           GOLD MINING (0.19%)
     2,666         20,998           23,664  Newmont Mining                                  126,688         997,825     1,124,513
                                           HEALTH CARE COST CONTAINMENT (0.20%)
     2,800         22,069           24,869  Caremark Rx (1)                                  83,916         661,408       745,324
     1,765         13,904           15,669  McKesson                                         47,055         370,681       417,736
                                           HOME DECORATION PRODUCTS (0.05%)
     1,653         13,019           14,672  Newell Rubbermaid                                35,639         280,690       316,329
     1,153          9,078           10,231 HOME FURNISHINGS (0.05%)
                                            Leggett & Platt                                  32,434         255,364       287,798
                                           HOTELS & MOTELS (0.27%)
     2,315         18,231           20,546  Hilton Hotels                                    46,069         362,797       408,866
     1,378         10,840           12,218  Marriott International                           75,087         590,672       665,759
     1,252          9,858           11,110  Starwood Hotels & Resorts Worldwide              59,758         470,522       530,280
                                           HUMAN RESOURCES (0.04%)
     1,036          8,160            9,196  Robert Half International                        27,485         216,485       243,970
                                           IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
     1,439         11,335           12,774  Symbol Technologies                              21,139         166,511       187,650
                                           INDEPENDENT POWER PRODUCER (0.01%)
     3,203         25,234           28,437  Calpine (1)                                       7,975          62,833        70,808
                                           INDUSTRIAL AUTOMATION & ROBOTS (0.07%)
     1,108          8,729            9,837  Rockwell International                           46,193         363,912       410,105
                                           INDUSTRIAL GASES (0.23%)
     1,367         10,764           12,131  Air Products & Chemicals                         72,697         572,429       645,126
     1,954         15,388           17,342  Praxair                                          82,459         649,374       731,833
                                           INSTRUMENTS-CONTROLS (0.22%)
     1,144          9,010           10,154  Johnson Controls                                 65,609         516,724       582,333
       718          5,656            6,374  Parker Hannifin                                  50,712         399,483       450,195
       981          7,732            8,713  Thermo Electron (1)                              28,449         224,228       252,677
                                           INSTRUMENTS-SCIENTIFIC (0.18%)
     1,214          9,558           10,772  Applied Biosystems Group                         23,163         182,367       205,530
       691          5,443            6,134  Fisher Scientific International (1)              39,636         312,210       351,846
       301          2,348            2,649  Millipore (1)                                    13,843         107,985       121,828
       771          6,068            6,839  PerkinElmer                                      15,836         124,637       140,473
       711          5,598            6,309  Waters (1)                                       29,357         231,141       260,498
                                           INSURANCE BROKERS (0.19%)
     1,899         14,958           16,857  Aon                                              38,759         305,293       344,052
     3,131         24,657           27,788  Marsh & McLennan                                 86,603         682,012       768,615
                                           INTERNET BROKERS (0.04%)
     2,244         17,678           19,922  E*trade Group (1)                                28,948         228,046       256,994
                                           INTERNET SECURITY (0.16%)
     1,895         14,926           16,821  Symantec (1)                                    107,901         849,886       957,787
                                           INVESTMENT MANAGEMENT & ADVISORY
                                           SERVICES (0.26%)
       652          5,133            5,785  Federated Investors                              18,902         148,806       167,708
     1,499         11,810           13,309  Franklin Resources                               90,869         715,922       806,791
     1,440         11,336           12,776  Janus Capital Group                              21,960         172,874       194,834
       765          6,027            6,792  T. Rowe Price Group                              42,664         336,126       378,790
                                           LEISURE & RECREATION PRODUCTS (0.04%)
       577          4,527            5,104  Brunswick                                        27,073         212,407       239,480
                                           LIFE & HEALTH INSURANCE (0.49%)
     3,049         24,019           27,068  Aflac                                           109,398         861,802       971,200
       820          6,463            7,283  Jefferson-Pilot                                  39,598         312,098       351,696
     1,058          8,334            9,392  Lincoln National                                 46,340         365,029       411,369
     1,884         14,843           16,727  Principal Financial Group (4)                    71,140         560,472       631,612
       659          5,194            5,853  Torchmark                                        35,599         280,580       316,179
     1,782         14,038           15,820  UnumProvident                                    24,342         191,759       216,101
                                           LINEN SUPPLY & RELATED ITEMS (0.07%)
     1,029          8,107            9,136  Cintas                                           44,391         349,736       394,127
                                           MACHINERY-CONSTRUCTION & MINING (0.25%)
     2,061         16,232           18,293  Caterpillar                                     165,993       1,307,325     1,473,318
                                           MACHINERY-FARM (0.14%)
     1,493         11,752           13,245  Deere                                            89,252         702,535       791,787
                                           MACHINERY-GENERAL INDUSTRY (0.11%)
     1,043          8,208            9,251  Ingersoll-Rand                                   71,383         561,756       633,139
                                           MEDICAL INFORMATION SYSTEM (0.05%)
     1,406         11,075           12,481  IMS Health                                       29,779         234,569       264,348
                                           MEDICAL INSTRUMENTS (1.25%)
     1,527         12,030           13,557  Biomet                                           71,280         561,560       632,840
     5,063         39,886           44,949  Boston Scientific (1)                           178,724       1,407,976     1,586,700
     1,892         14,898           16,790  Guidant                                         126,045         992,505     1,118,550
     7,271         57,280           64,551  Medtronic                                       371,621       2,927,581     3,299,202
     1,065          8,382            9,447  St. Jude Medical (1)                             81,547         641,809       723,356
                                           MEDICAL LABORATORY & TESTING
                                           SERVICE (0.08%)
       612          4,825            5,437  Quest Diagnostics                                53,574         422,381       475,955
                                           MEDICAL PRODUCTS (2.20%)
     3,697         29,117           32,814  Baxter International                            113,720         895,639     1,009,359
     1,506         11,866           13,372  Becton Dickinson                                 79,065         622,965       702,030
    17,843        140,576          158,419  Johnson & Johnson                             1,041,674       8,206,827     9,248,501
     2,413         19,003           21,416  Stryker                                         103,976         818,839       922,815
     1,473         11,605           13,078  Zimmer Holdings (1)                             114,290         900,432     1,014,722
                                           MEDICAL-BIOMEDICAL/GENE (1.00%)
     7,612         59,961           67,573  Amgen (1)                                       432,362       3,405,785     3,838,147
     2,035         16,026           18,061  Biogen Idec (1)                                 118,356         932,072     1,050,428
     1,129          8,890           10,019  Chiron (1)                                       36,602         288,214       324,816
     1,371         10,797           12,168  Genzyme (1)                                      71,936         566,518       638,454
                                           MEDICAL-DRUGS (5.25%)
     9,386         73,939           83,325  Abbott Laboratories                             400,125       3,152,019     3,552,144
       792          6,238            7,030  Allergan                                         56,676         446,391       503,067
    11,695         92,127          103,822  Bristol-Myers Squibb                            274,014       2,158,536     2,432,550
     6,797         53,546           60,343  Eli Lilly                                       373,223       2,940,211     3,313,434
     2,227         17,536           19,763  Forest Laboratories (1)                          99,324         782,106       881,430
     1,452         11,440           12,892  King Pharmaceuticals (1)                         15,841         124,810       140,651
     1,499         11,804           13,303  Medimmune (1)                                    42,602         335,470       378,072
    13,338        105,082          118,420  Merck                                           417,613       3,290,117     3,707,730
    45,392        357,620          403,012  Pfizer                                        1,314,098      10,353,099    11,667,197
     8,851         69,734           78,585  Schering-Plough                                 160,292       1,262,883     1,423,175
     8,019         63,171           71,190  Wyeth                                           317,953       2,504,730     2,822,683
                                           MEDICAL-GENERIC DRUGS (0.07%)
     1,616         12,727           14,343  Mylan Laboratories (2)                           27,827         219,159       246,986
       659          5,183            5,842  Watson Pharmaceutical (1)                        18,472         145,279       163,751
                                           MEDICAL-HMO (0.84%)
       924          7,272            8,196  Aetna                                            87,780         690,840       778,620
       840          6,611            7,451  Anthem (1)                                       67,536         531,524       599,060
       958          7,548            8,506  Humana (1)                                       18,346         144,544       162,890
     3,996         31,481           35,477  UnitedHealth Group                              289,310       2,279,225     2,568,535
       945          7,438            8,383  Wellpoint Health Networks (1)                    92,289         726,395       818,684
                                           MEDICAL-HOSPITALS (0.25%)
     2,902         22,859           25,761  HCA                                             106,591         839,611       946,202
     1,464         11,527           12,991  Health Management Associates                     30,246         238,148       268,394
     2,802         22,076           24,878  Tenet Healthcare (1)                             30,037         236,655       266,692
                                           MEDICAL-NURSING HOMES (0.03%)
       525          4,141            4,666  Manor Care                                       17,189         135,576       152,765
                                           MEDICAL-WHOLESALE DRUG
                                           DISTRIBUTION (0.24%)
       676          5,324            6,000  AmerisourceBergen                                37,207         293,033       330,240
     2,587         20,384           22,971  Cardinal Health                                 120,942         952,952     1,073,894
                                           METAL PROCESSORS & FABRICATION (0.02%)
       529          4,134            4,663  Worthington Industries                           10,501          82,060        92,561
                                           METAL-ALUMINUM (0.26%)
     5,230         41,196           46,426  Alcoa                                           169,975       1,338,870     1,508,845
                                           METAL-COPPER (0.08%)
       566          4,451            5,017  Phelps Dodge                                     49,548         389,641       439,189
                                           METAL-DIVERSIFIED (0.06%)
     1,065          8,384            9,449  Freeport-McMoran Copper & Gold                   38,574         303,668       342,242
                                           MISCELLANEOUS INVESTING (0.40%)
       573          4,482            5,055  Apartment Investment & Management                21,023         164,444       185,467
     2,422         19,082           21,504  Equity Office Properties Trust                   68,107         536,586       604,693
     1,687         13,292           14,979  Equity Residential Properties Trust              56,262         443,288       499,550
     1,093          8,610            9,703  Prologis Trust                                   42,605         335,618       378,223
     1,329         10,471           11,800  Simon Property Group                             77,507         610,669       688,176
                                           MONEY CENTER BANKS (2.91%)
    24,454        192,650          217,104  Bank of America                               1,095,295       8,628,794     9,724,089
    21,414        168,704          190,118  JP Morgan Chase                                 826,580       6,511,974     7,338,554
                                           MOTORCYCLE & MOTOR SCOOTER (0.15%)
     1,775         13,975           15,750  Harley-Davidson                                 102,187         804,541       906,728
                                           MULTI-LINE INSURANCE (2.67%)
     4,166         32,820           36,986  Allstate                                        200,343       1,578,314     1,778,657
    15,663        123,396          139,059  American International Group                    950,901       7,491,371     8,442,272
       827          6,513            7,340  Cigna                                            52,482         413,315       465,797
     1,012          7,971            8,983  Cincinnati Financial                             42,251         332,789       375,040
     1,763         13,885           15,648  Hartford Financial Services Group               103,100         811,995       915,095
     1,116          8,784            9,900  Loews                                            66,848         526,162       593,010
     4,509         35,527           40,036  MetLife                                         172,920       1,362,460     1,535,380
     3,120         24,580           27,700  Prudential Financial                            144,986       1,142,233     1,287,219
       757          5,963            6,720  Safeco                                           35,004         275,729       310,733
                                           MULTIMEDIA (2.11%)
     1,599         12,603           14,202  Gannett                                         132,637       1,045,419     1,178,056
     1,142          8,998           10,140  McGraw-Hill                                      98,498         776,078       874,576
       303          2,379            2,682  Meredith                                         14,847         116,571       131,418
    27,489        216,560          244,049  Time Warner (1)                                 457,417       3,603,558     4,060,975
    10,430         82,167           92,597  Viacom                                          380,591       2,998,274     3,378,865
    12,352         97,309          109,661  Walt Disney                                     311,517       2,454,133     2,765,650
                                           NETWORKING PRODUCTS (1.40%)
    40,648        320,238          360,886  Cisco Systems (1)                               780,848       6,151,772     6,932,620
    25,908        204,105          230,013  Lucent Technologies (1) (2)                      91,973         724,573       816,546
     2,150         16,939           19,089  Network Appliance (1)                            52,611         414,497       467,108
                                           NON-HAZARDOUS WASTE DISPOSAL (0.17%)
     1,914         15,070           16,984  Allied Waste Industries (1)                      15,618         122,971       138,589
     3,487         27,463           30,950  Waste Management                                 99,310         782,146       881,456
                                           OFFICE AUTOMATION & EQUIPMENT (0.20%)
     1,390         10,946           12,336  Pitney Bowes                                     60,812         478,887       539,699
     5,044         39,741           44,785  Xerox (1)                                        74,500         586,975       661,475
                                           OFFICE SUPPLIES & FORMS (0.06%)
       665          5,231            5,896  Avery Dennison                                   40,459         318,254       358,713
                                           OIL & GAS DRILLING (0.25%)
       895          7,045            7,940  Nabors Industries (1)                            43,963         346,050       390,013
       806          6,341            7,147  Noble (1)                                        36,818         289,657       326,475
       645          5,058            5,703  Rowan (1)                                        16,467         129,131       145,598
     1,929         15,195           17,124  Transocean Sedco Forex (1)                       67,997         535,624       603,621
                                           OIL COMPANY-EXPLORATION &
                                           PRODUCTION (0.77%)
     1,505         11,850           13,355  Anadarko Petroleum                              101,512         799,283       900,795
     1,960         15,439           17,399  Apache                                           99,372         782,757       882,129
     2,373         18,696           21,069  Burlington Resources                             98,479         775,884       874,363
     1,454         11,449           12,903  Devon Energy                                    107,552         846,883       954,435
       710          5,581            6,291  EOG Resources                                    47,258         371,471       418,729
       908          7,151            8,059  Kerr-McGee                                       53,772         423,482       477,254
                                           OIL COMPANY-INTEGRATED (4.95%)
       549          4,316            4,865  Amerada Hess                                     44,310         348,344       392,654
    12,806        100,888          113,694  ChevronTexaco                                   679,486       5,353,117     6,032,603
     4,141         32,619           36,760  ConocoPhillips                                  349,128       2,750,108     3,099,236
    39,109        308,114          347,223  Exxon Mobil                                   1,924,945      15,165,371    17,090,316
     2,081         16,389           18,470  Marathon Oil                                     79,307         624,585       703,892
     2,355         18,551           20,906  Occidental Petroleum                            131,479       1,035,702     1,167,181
     1,592         12,538           14,130  Unocal                                           66,466         523,462       589,928
                                           OIL REFINING & MARKETING (0.19%)
       429          3,365            3,794  Ashland                                          24,719         193,891       218,610
       453          3,567            4,020  Sunoco                                           33,685         265,242       298,927
     1,536         12,109           13,645  Valero Energy                                    66,002         520,324       586,326
                                           OIL-FIELD SERVICES (0.69%)
     2,007         15,806           17,813  Baker Hughes                                     85,960         676,971       762,931
       972          7,649            8,621  BJ Services                                      49,572         390,099       439,671
     2,655         20,911           23,566  Halliburton                                      98,341         774,543       872,884
     3,551         27,967           31,518  Schlumberger                                    223,500       1,760,243     1,983,743
                                           OPTICAL SUPPLIES (0.03%)
       320          2,518            2,838  Bausch & Lomb                                    19,507         153,497       173,004
                                           PAPER & RELATED PRODUCTS (0.52%)
       530          4,169            4,699  Boise Cascade                                    15,646         123,069       138,715
     1,554         12,226           13,780  Georgia-Pacific                                  53,753         422,897       476,650
     2,924         23,030           25,954  International Paper                             112,603         886,885       999,488
       658          5,174            5,832  Louisiana-Pacific                                16,127         126,815       142,942
     1,213          9,557           10,770  MeadWestvaco                                     38,246         301,332       339,578
       338          2,638            2,976  Temple-Inland                                    19,982         155,959       175,941
     1,440         11,340           12,780  Weyerhaeuser                                     90,202         710,338       800,540
                                           PHARMACY SERVICES (0.13%)
       467          3,674            4,141  Express Scripts (1)                              29,888         235,136       265,024
     1,638         12,887           14,525  Medco Health Solutions (1)                       55,545         436,998       492,543
                                           PHOTO EQUIPMENT & SUPPLIES (0.08%)
     1,724         13,573           15,297  Eastman Kodak                                    52,203         410,990       463,193
                                           PIPELINES (0.20%)
     2,282         17,975           20,257  Dynegy (1)                                       11,250          88,617        99,867
     3,854         30,358           34,212  El Paso                                          34,455         271,401       305,856
       743          5,850            6,593  Kinder Morgan                                    47,827         376,564       424,391
     3,340         26,306           29,646  Williams                                         41,783         329,088       370,871
                                           POWER CONVERTER & SUPPLY
                                           EQUIPMENT (0.04%)
     1,205          9,490           10,695  American Power Conversion                        23,232         182,967       206,199
                                           PRINTING-COMMERCIAL (0.06%)
     1,318         10,376           11,694  R.R. Donnelley & Sons                            41,451         326,325       367,776
                                           PROPERTY & CASUALTY INSURANCE (0.69%)
     1,708         13,451           15,159  ACE                                              65,007         511,945       576,952
     1,149          9,045           10,194  Chubb                                            82,877         652,416       735,293
     1,203          9,480           10,683  Progressive                                     112,541         886,854       999,395
     4,021         31,674           35,695  St. Paul                                        136,553       1,075,649     1,212,202
       832          6,553            7,385  XL Capital                                       60,320         475,092       535,412
                                           PUBLICLY TRADED INVESTMENT FUND (0.56%)
     7,940         20,860           28,800  iShares S&P 500 Index Fund (2)                  899,761       2,363,855     3,263,616
                                           PUBLISHING-NEWSPAPERS (0.26%)
       493          3,877            4,370  Dow Jones                                        21,815         171,557       193,372
       465          3,666            4,131  Knight Ridder                                    31,866         251,231       283,097
       882          6,953            7,835  New York Times                                   35,324         278,468       313,792
     1,913         15,073           16,986  Tribune                                          82,642         651,153       733,795
                                           REGIONAL BANKS (3.11%)
     1,030          8,117            9,147  Comerica                                         63,355         499,277       562,632
     3,427         26,992           30,419  Fifth Third Bancorp                             168,574       1,327,736     1,496,310
     1,381         10,878           12,259  Huntington Bancshares                            33,075         260,528       293,603
     2,445         19,266           21,711  KeyCorp                                          82,128         647,145       729,273
     3,984         31,388           35,372  National City                                   155,257       1,223,190     1,378,447
     1,698         13,373           15,071  PNC Financial Services Group                     88,805         699,408       788,213
     2,151         16,945           19,096  SunTrust Banks                                  151,387       1,192,589     1,343,976
    11,297         89,006          100,303  U.S. Bancorp                                    323,207       2,546,462     2,869,669
     7,872         62,014           69,886  Wachovia                                        387,381       3,051,709     3,439,090
    10,152         79,978           90,130  Wells Fargo                                     606,278       4,776,286     5,382,564
                                           RETAIL-APPAREL & SHOE (0.33%)
     5,434         42,803           48,237  Gap                                             108,571         855,204       963,775
     2,842         22,381           25,223  Limited                                          70,425         554,601       625,026
       848          6,650            7,498  Nordstrom                                        36,617         287,147       323,764
                                           RETAIL-AUTO PARTS (0.06%)
       500          3,937            4,437  Autozone (1)                                     40,905         322,086       362,991
                                           RETAIL-AUTOMOBILE (0.04%)
     1,603         12,626           14,229  AutoNation (1)                                   27,620         217,546       245,166
                                           RETAIL-BEDDING (0.11%)
     1,807         14,235           16,042  Bed Bath & Beyond (1)                            73,708         580,646       654,354
                                           RETAIL-BUILDING PRODUCTS (1.22%)
    13,198        103,980          117,178  Home Depot                                      542,174       4,271,498     4,813,672
     4,686         36,925           41,611  Lowe's                                          263,728       2,078,139     2,341,867
                                           RETAIL-CONSUMER ELECTRONICS (0.25%)
     1,954         15,392           17,346  Best Buy                                        115,716         911,514     1,027,230
     1,195          9,414           10,609  Circuit City Stores                              19,418         152,978       172,396
       959          7,560            8,519  RadioShack                                       28,703         226,271       254,974
                                           RETAIL-DISCOUNT (2.91%)
       693          5,455            6,148  Big Lots (1)                                      8,586          67,587        76,173
     2,773         21,842           24,615  Costco Wholesale                                132,938       1,047,106     1,180,044
     1,974         15,553           17,527  Dollar General                                   37,999         299,395       337,394
     1,011          7,969            8,980  Family Dollar Stores                             29,875         235,484       265,359
                                           RETAIL-DISCOUNT (continued)
     5,430         42,783           48,213  Target                                          271,609       2,140,006     2,411,615
     2,938         23,148           26,086  TJX                                              70,453         555,089       625,542
    25,504        200,934          226,438  Wal-Mart Stores                               1,375,176      10,834,361    12,209,537
                                           RETAIL-DRUG STORE (0.49%)
     2,401         18,916           21,317  CVS                                             104,348         822,089       926,437
     6,160         48,523           54,683  Walgreen                                        221,082       1,741,491     1,962,573
                                           RETAIL-JEWELRY (0.04%)
       878          6,920            7,798  Tiffany                                          25,752         202,964       228,716
                                           RETAIL-MAJOR DEPARTMENT STORE (0.23%)
     1,732         13,649           15,381  J.C. Penney                                      59,910         472,119       532,029
     1,753         13,802           15,555  May Department Stores                            45,683         359,680       405,363
     1,275         10,041           11,316  Sears Roebuck                                    44,625         351,435       396,060
                                           RETAIL-OFFICE SUPPLIES (0.18%)
     1,884         14,836           16,720  Office Depot (1)                                 30,502         240,195       270,697
     2,991         23,565           26,556  Staples                                          88,952         700,823       789,775
                                           RETAIL-REGIONAL DEPARTMENT STORE (0.26%)
       502          3,954            4,456  Dillards                                         10,286          81,018        91,304
     1,081          8,515            9,596  Federated Department Stores                      54,536         429,582       484,118
     2,055         16,182           18,237  Kohl's (1)                                      104,312         821,398       925,710
                                           RETAIL-RESTAURANTS (0.71%)
       949          7,473            8,422  Darden Restaurants                               23,251         183,089       206,340
     7,552         59,497           67,049  McDonald's                                      220,141       1,734,338     1,954,479
     2,390         18,824           21,214  Starbucks (1)                                   126,383         995,413     1,121,796
       684          5,378            6,062  Wendy's International                            22,825         179,464       202,289
     1,747         13,761           15,508  Yum! Brands                                      75,994         598,603       674,597
                                           RETAIL-TOY STORE (0.04%)
     1,287         10,133           11,420  Toys R Us (1)                                    23,179         182,495       205,674
                                           RUBBER-TIRES (0.03%)
       452          3,543            3,995  Cooper Tire & Rubber                              8,805          69,018        77,823
     1,055          8,304            9,359  Goodyear Tire & Rubber (1) (2)                   10,634          83,704        94,338
                                           SAVINGS & LOANS-THRIFTS (0.54%)
       919          7,235            8,154  Golden West Financial                           107,449         845,916       953,365
     2,064         16,256           18,320  Sovereign Bancorp                                44,686         351,942       396,628
     5,246         41,325           46,571  Washington Mutual                               203,073       1,599,691     1,802,764
                                           SCHOOLS (0.12%)
     1,159          9,134           10,293  Apollo Group (1)                                 76,494         602,844       679,338
                                           SEMICONDUCTOR COMPONENT-INTEGRATED
                                           CIRCUITS (0.37%)
     2,276         17,920           20,196  Analog Devices                                   91,632         721,459       813,091
     1,850         14,563           16,413  Linear Technology                                70,078         551,647       621,725
     1,953         15,379           17,332  Maxim Integrated Products                        85,912         676,522       762,434
                                           SEMICONDUCTOR EQUIPMENT (0.39%)
    10,209         80,431           90,640  Applied Materials (1)                           164,365       1,294,939     1,459,304
     1,181          9,299           10,480  Kla-Tencor (1)                                   53,771         423,383       477,154
       857          6,761            7,618  Novellus Systems (1)                             22,205         175,178       197,383
     1,167          9,193           10,360  Teradyne (1)                                     19,325         152,236       171,561
                                           STEEL PRODUCERS (0.10%)
       954          7,506            8,460  Nucor                                            40,287         316,978       357,265
       682          5,369            6,051  United States Steel                              25,043         197,150       222,193
                                           STEEL-SPECIALTY (0.02%)
       572          4,512            5,084  Allegheny Technologies                            9,615          75,847        85,462
                                           TELECOMMUNICATION EQUIPMENT (0.76%)
     4,864         38,311           43,175  ADC Telecommunications (1)                       10,749          84,667        95,416
       967          7,615            8,582  Andrew (1)                                       13,519         106,458       119,977
     1,177          9,265           10,442  Comverse Technology (1)                          24,293         191,230       215,523
     9,786         77,093           86,879  Qualcomm                                        409,153       3,223,258     3,632,411
       922          7,253            8,175  Scientific-Atlanta                               25,254         198,660       223,914
     2,503         19,712           22,215  Tellabs (1)                                      20,024         157,696       177,720
                                           TELECOMMUNICATION EQUIPMENT-FIBER
                                           OPTICS (0.20%)
     3,461         26,956           30,417  CIENA (1)                                         8,549          66,581        75,130
     8,377         66,005           74,382  Corning (1)                                      95,916         755,757       851,673
     8,659         68,208           76,867  JDS Uniphase (1)                                 27,449         216,220       243,669
                                           TELECOMMUNICATION SERVICES (0.06%)
     2,721         21,437           24,158  Avaya (1)                                        39,182         308,693       347,875
                                           TELEPHONE-INTEGRATED (2.88%)
     1,853         14,599           16,452  ALLTEL                                          101,785         801,923       903,708
     4,778         37,639           42,417  AT&T                                             81,752         644,003       725,755
    11,007         86,707           97,714  BellSouth                                       293,557       2,312,476     2,606,033
       811          6,394            7,205  CenturyTel                                       26,025         205,183       231,208
     1,998         15,703           17,701  Citizens Communications                          26,773         210,420       237,193
    10,912         85,966           96,878  Qwest Communications International (1)           37,319         294,004       331,323
    19,921        156,941          176,862  SBC Communications                              503,205       3,964,330     4,467,535
     8,732         68,796           77,528  Sprint                                          182,935       1,441,276     1,624,211
    16,644        131,120          147,764  Verizon Communications                          650,780       5,126,792     5,777,572
                                           TELEVISION (0.09%)
     1,940         15,277           17,217  Univision Communications (1)                     60,062         472,976       533,038
                                           THERAPEUTICS (0.14%)
     2,589         20,392           22,981  Gilead Sciences (1)                              89,657         706,175       795,832
                                           TOBACCO (1.06%)
    12,335         97,176          109,511  Altria Group                                    597,754       4,709,149     5,306,903
       889          7,009            7,898  Reynolds American                                61,217         482,640       543,857
       994          7,825            8,819  UST                                              40,913         322,077       362,990
                                           TOOLS-HAND HELD (0.11%)
       482          3,795            4,277  Black & Decker                                   38,695         304,663       343,358
       348          2,737            3,085  Snap-On                                          10,224          80,413        90,637
       493          3,878            4,371  Stanley Works                                    21,949         172,648       194,597
                                           TOYS (0.09%)
     1,064          8,375            9,439  Hasbro                                           18,822         148,154       166,976
     2,489         19,612           22,101  Mattel                                           43,583         343,406       386,989
                                           TRANSPORT-RAIL (0.48%)
     2,239         17,637           19,876  Burlington Northern Santa Fe                     93,612         737,403       831,015
     1,292         10,173           11,465  CSX                                              47,158         371,314       418,472
     2,367         18,645           21,012  Norfolk Southern                                 80,360         632,998       713,358
     1,559         12,277           13,836  Union Pacific                                    98,170         773,083       871,253
                                           TRANSPORT-SERVICES (1.06%)
     1,806         14,227           16,033  FedEx                                           164,563       1,296,364     1,460,927
     6,760         53,252           60,012  United Parcel Service                           535,257       4,216,494     4,751,751
                                           TRAVEL SERVICES (0.03%)
       825          6,500            7,325  Sabre Holdings                                   17,746         139,815       157,561
                                           TRUCKING & LEASING (0.03%)
       386          3,049            3,435  Ryder System                                     19,339         152,755       172,094
                                           WEB PORTALS (0.45%)
     8,180         64,439           72,619  Yahoo (1)                                       296,034       2,332,047     2,628,081
                                           WIRELESS EQUIPMENT (0.37%)
    14,203        111,894          126,097  Motorola                                        245,144       1,931,290     2,176,434
                                           TOTAL COMMON STOCKS                           64,166,992     500,728,421   564,895,413

                                           COMMERCIAL PAPER (3.49%)
                                           FINANCE-MORTGAGE LOAN/BANKER (3.49%)
 1,923,142     18,565,756       20,488,898  Investment in Joint Trading Account;
                                            Federal Home Loan Bank 1.69%; 11/01/04        1,923,142      18,565,755    20,488,897
                                           TOTAL COMMERCIAL PAPER                         1,923,142      18,565,755    20,488,897

                                           REPURCHASE AGREEMENTS (0.19%)
 1,130,165              -        1,130,165  Goldman Sachs; 1.75%; dated 10/29/04
                                            maturing 11/01/04 (collateralized by U.S.
                                            Treasu1,130,000,139,787; 11/18-04 -
                                            01/15/12) (1,130,000
                                           TOTAL REPURCHASE AGREEMENTS                    1,130,000               -     1,130,000

                                           TOTAL PORTFOLIO INVESTMENTS (99.88%)          67,220,134     519,294,176   586,514,310
                                           Liabilities, net of cash, receivables and
                                           other assets (0.12%)                          (1,077,160)      1,804,406       727,246
                                           TOTAL NET ASSETS (100.00%)                   $66,142,974    $521,098,582  $587,241,556
                                                                                       -============================================

(1) Non-income producing security.
(2) Security or a portion of the security was on loan at the end of the period.
(3) Security or a portion of the security was pledged to cover margin requirements for futures contracts.
(4) Affiliated security.
(5) Security was purchased with the cash proceeds from securities loans.



UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                                              $ 9,484,094     $ 50,363,495     $ 59,847,589
Unrealized Depreciation                                                              (13,920,231)     (25,182,819)     (39,103,050)
Net Unrealized Appreciation (Depreciation)                                            (4,436,137)      25,180,676       20,744,539
Cost for federal income tax purposes                                                $ 71,656,271     $494,113,500    $ 565,769,771


                                                                             Opening              Current             Unrealized
  Contract Type                                        Commitment           Market Value         Market Value          Gain(Loss)
------------------------------------------------------------------------------------------------------------------------------------

  FUTURES CONTRACTS
  7   S&P 500 December 2004 Futures                     Buy                    $ 1,970,900      $  1,978,025            $   7,125
  31 S&P 500 December 2004 Futures                      Buy                    $18,207,360      $ 18,367,375            $ 160,015
  38 S&P 500 December 2004 Futures                                             $ 1,970,900      $ 1,978,025             $   7,125



                        INVESTMENTS BY SECTOR (UNAUDITED)

             Percentage of Total Value        Sector                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
       19.40%         19.59%       19.56%     Financial                          $ 13,425,256    $105,305,848       $ 118,731,104
       19.32          18.01        18.16      Consumer, Non-cyclical               13,368,691      96,859,326        $110,228,017
       11.44           11.6        11.58      Technology                            7,914,610      62,346,909         $70,261,519
       10.50          10.64        10.63      Industrial                            7,266,695      57,238,051         $64,504,746
       10.04          10.18        10.16      Communications                        6,947,283      54,729,579         $61,676,862
        9.27           9.39         9.38      Consumer, Cyclical                    6,412,818      50,514,473         $56,927,291
        6.70           6.80         6.79      Energy                                4,640,687      36,554,003         $41,194,690
        3.77           4.45         4.38      Government                            2,606,402      23,948,466         $26,554,868
        2.86           3.42         3.35      Futures Contracts                     1,978,025      18,367,375         $20,345,400
        2.72           2.76         2.76      Utilities                             1,882,302      14,825,149         $16,707,451
        2.68           2.72         2.71      Basic Materials                       1,855,629      14,608,517         $16,464,146
        1.30           0.44         0.54     Funds                                    899,761       2,363,855          $3,263,616
                                                                                 $ 69,198,159    $537,661,551       $ 606,859,710
                                                                                ====================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.



                              ------------------------------------------------------------------------------------------------------
                                                                  Affiliated Securities
                              ------------------------------------------------------------------------------------------------------
                                                                                                                         Realized
                               October 31, 2003      Purchases           Sales        October 31, 2004                   Gain/Loss
                               Shares   Cost     Shares     Cost     Shares Proceeds   Shares     Cost    Dividends   on Investments
                              ------------------------------------------------------------------------------------------------------
LargeCap S&P 500 Index Fund
Principal Financial Group       12,927 $380,604  8,635     $299,365  6,719   $244,028  14,843    $490,837   $5,817      $54,896
Principal LargeCap Stock Index
  Fund, Inc.
Principal Financial Group        1,584   44,522    363       12,491  1,884     54,798   1,884      54,798      713           60
                              ------------------------------------------------------------------------------------------------------
                                14,511 $425,126  8,998     $311,856  8,603   $298,826  16,727    $545,635   $6,530      $54,956

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                            PRINCIPAL                                       COMBINED
                             GROWTH          LARGECAP      PRO FORMA        LARGECAP
                           FUND, INC.       GROWTH FUND   ADJUSTMENTS      GROWTH FUND
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..  $ 304,865,250      $132,914,801   $        --   $ 437,780,051
                        =============      ============   ===========   =============
ASSETS
Investment in
 securities--at value.  $295,548,113/(c)/  $140,532,811   $        --   $436,080,924/(c)/
Cash..................         10,001            10,131            --          20,132
Receivables:
 Capital Shares sold..         20,672           243,873            --         264,545
 Dividends and
  interest............         98,246            45,147            --         143,393
Other assets..........         12,492                --            --          12,492
Prepaid directors'
 expenses.............            116                --            --             116
                        -------------      ------------   -----------   -------------
          Total Assets    295,689,640       140,831,962            --     436,521,602
LIABILITIES
Accrued management and
 investment advisory
 fees.................         32,924            14,587            --          47,511
Accrued administrative
 service fees.........             --                66            --              66
Accrued distribution
 fees.................         10,740             1,529            --          12,269
Accrued service fees..             --                87            --              87
Accrued transfer and
 administrative fees..        209,047            11,521            --         220,568
Accrued other expenses         44,997             4,068            --          49,065
Payables:
 Capital Shares
  reacquired..........        209,010                --            --         209,010
 Investment securities
  purchased...........        265,425           124,834            --         390,259
Collateral obligation
 on securities loaned,
 at value.............      1,754,000                --            --       1,754,000
                        -------------      ------------   -----------   -------------
     Total Liabilities      2,526,143           156,692            --       2,682,835
                        -------------      ------------   -----------   -------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES  $ 293,163,497      $140,675,270   $        --   $ 433,838,767
                        =============      ============   ===========   =============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......  $ 472,118,232      $136,426,105   $        --   $ 608,544,337
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....             --           194,686            --         194,686
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).   (169,637,598)       (3,563,531)           --    (173,201,129)
Net unrealized
 appreciation
 (depreciation) of
 investments..........     (9,317,137)        7,618,010            --      (1,699,127)
                        -------------      ------------   -----------   -------------
      Total Net Assets  $ 293,163,497      $140,675,270   $        --   $ 433,838,767
                        =============      ============   ===========   =============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    200,000,000       330,000,000            --     330,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A      $    512,899           N/A   $     512,899
  Shares issued and
 outstanding..........                           80,885                        80,885
  Net asset value per
 share................                     $       6.34                 $        6.34
                                           ============                 =============

Advisors Select: Net
 Assets...............            N/A      $     71,871           N/A   $      71,871
  Shares issued and
 outstanding..........                           11,801                        11,801
  Net asset value per
 share................                     $       6.09                 $        6.09
                                           ============                 =============

Class A: Net Assets...  $ 252,693,971               N/A            --   $ 252,693,971
  Shares issued and
 outstanding..........      9,605,221                      31,888,042      41,493,263
  Net asset value per
 share................  $       26.31                              --   $        6.09
  Maximum offering
 price per share /(a)/  $       27.92                              --   $        6.46
                        =============                                   =============

Class B: Net Assets...  $  40,469,526               N/A            --   $  40,469,526
  Shares issued and
 outstanding..........      1,610,993                       5,034,249       6,645,242
  Net asset value per
 share /(b)/..........  $       25.12                              --   $        6.09
                        =============                                   =============

Class J: Net Assets...            N/A      $ 15,897,448           N/A   $  15,897,448
  Shares issued and
 outstanding..........                        2,696,917                     2,696,917
  Net asset value per
 share /(b)/..........                     $       5.89                 $        5.89
                                           ============                 =============

Institutional: Net
 Assets...............            N/A      $121,840,399           N/A   $ 121,840,399
  Shares issued and
 outstanding..........                       19,998,536                    19,998,536
  Net asset value per
 share................                     $       6.09                 $        6.09
                                           ============                 =============

Preferred: Net Assets.            N/A      $  2,299,446           N/A   $   2,299,446
  Shares issued and
 outstanding..........                          372,320                       372,320
  Net asset value per
 share................                     $       6.18                 $        6.18
                                           ============                 =============

Select: Net Assets....            N/A      $     53,207           N/A   $      53,207
  Shares issued and
 outstanding..........                            8,482                         8,482
  Net asset value per
 share................                     $       6.27                 $        6.27
                                           ============                 =============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                          PRINCIPAL                                        COMBINED
                           GROWTH        LARGECAP        PRO FORMA         LARGECAP
                          FUND, INC.   GROWTH FUND   ADJUSTMENTS /(A)/    GROWTH FUND
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $  2,563,869   $   928,378      $      --        $  3,492,247
 Interest.............        60,401        52,232             --             112,633
 Securities lending...         5,081            --             --               5,081
                        ------------   -----------      ---------        ------------
          Total Income     2,629,351       980,610             --           3,609,961
Expenses:
 Management and
  investment advisory
  fees................     1,828,265       604,743       (125,400)          2,307,608
 Distribution fees -
  Advisors Preferred..            --         1,650             --               1,650
 Distribution fees -
  Advisors Select.....            --           156             --                 156
 Distribution fees -
  Class A.............       501,357            --             --             501,357
 Distribution fees -
  Class B.............       411,774            --             --             411,774
 Distribution fees -
  Class J.............            --        73,989             --              73,989
 Distribution fees -
  Select..............            --            45             --                  45
 Administrative
  service fees -
  Advisors Preferred..            --           990             --                 990
 Administrative
  service fees -
  Advisors Select.....            --           104             --                 104
 Administrative
  service fees -
  Preferred...........            --         2,314             --               2,314
 Administrative
  service fees -
  Select..............            --            59             --                  59
 Registration fees -
  Class A.............        11,835            --             --              11,835
 Registration fees -
  Class B.............         6,491            --             --               6,491
 Registration fees -
  Class J.............            --        10,990             --              10,990
 Service fees -
  Advisors Preferred..            --         1,122             --               1,122
 Service fees -
  Advisors Select.....            --           130             --                 130
 Service fees -
  Preferred...........            --         3,156             --               3,156
 Service fees - Select            --            67             --                  67
 Shareholder reports -
  Class A.............        51,928            --             --              51,928
 Shareholder reports -
  Class B.............        12,528            --             --              12,528
 Shareholder reports -
  Class J.............            --         5,756             --               5,756
 Transfer and
  administrative fees
  - Class A...........       303,316            --             --             303,316
 Transfer and
  administrative fees
  - Class B...........        75,956            --             --              75,956
 Transfer and
  administrative fees
  - Class J...........            --        54,158             --              54,158
 Auditing and legal
  fees................        10,030            --        (10,030)                 --
 Custodian fees.......         1,515            --         (1,515)                 --
 Directors' expenses..        10,242            --        (10,242)                 --
 Registration fees....        31,327            --             --              31,327
 Transfer and
  administrative fees.       650,251            --          6,480             656,731
 Other expenses.......        16,802            --        (16,802)                 --
                        ------------   -----------      ---------        ------------
  Total Gross Expenses     3,923,617       759,429       (157,509)          4,525,537
 Less: Fees paid
  indirectly..........         3,477           625             --               4,102
                        ------------   -----------      ---------        ------------
    Total Net Expenses     3,920,140       758,804       (157,509)          4,521,435
                        ------------   -----------      ---------        ------------
 Net Investment Income
      (Operating Loss)    (1,290,789)      221,806        157,509            (911,474)

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........   (14,806,416)    4,477,317             --         (10,329,099)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........    26,195,529    (1,726,383)            --          24,469,146
                         ------------   -----------      ---------        ------------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies    11,389,113     2,750,934             --          14,140,047
                         ------------   -----------      ---------        ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $ 10,098,324   $ 2,972,740      $ 157,509        $ 13,228,573
                         ============   ===========      =========        ============



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
    Principal                                                                           Principal
    Growth         LargeCap                                                             Growth         LargeCap
     Fund,          Growth                                                               Fund,          Growth
      Inc.           Fund        Combined                                                 Inc.           Fund        Combined
------------------------------------------------------------------------------------------------------------------------------------

                                         COMMON STOCKS (99.83%)
                                         AEROSPACE & DEFENSE EQUIPMENT (1.46%)
     46,630     21,590        68,220      United Technologies                    $ 4,328,197     $ 2,003,984    $ 6,332,181
                                         APPAREL MANUFACTURERS (1.97%)
    124,600     58,700       183,300      Coach (1)                                5,810,098       2,737,181      8,547,279
                                         APPLICATIONS SOFTWARE (5.13%)
    551,280    243,038       794,318      Microsoft                               15,430,327       6,802,634     22,232,961
                                         ATHLETIC FOOTWEAR (2.10%)
     72,730     39,230       111,960      Nike                                     5,913,676       3,189,791      9,103,467
                                         BEVERAGES-NON-ALCOHOLIC (2.07%)
    123,830     57,650       181,480      Pepsico                                  6,139,491       2,858,287      8,997,778
                                         CASINO SERVICES (1.06%)
     96,920     42,720       139,640      International Game Technology            3,202,237       1,411,469      4,613,706
                                         COMPUTER SERVICES (0.89%)
     77,950     35,930       113,880      Cognizant Technology Solutions (1)       2,650,300       1,221,620      3,871,920
                                         COMPUTERS (1.71%)
     90,970     50,590       141,560      Apple Computer (1)                       4,778,654       2,657,493      7,436,147
                                         COMPUTERS-INTEGRATED SYSTEMS (2.62%)
    220,808    102,802       323,610      Dell (1)                                 7,741,528       3,604,238     11,345,766
                                         COMPUTERS-MEMORY DEVICES (1.33%)
    311,030    137,080       448,110      EMC (1)                                  4,002,956       1,764,220      5,767,176
                                         COMPUTERS-PERIPHERAL EQUIPMENT (1.22%)
     43,260     20,140        63,400      Lexmark International (1)                3,595,339       1,673,835      5,269,174
                                         COSMETICS & TOILETRIES (6.08%)
    129,140     65,460       194,600      Avon Products                            5,107,487       2,588,943      7,696,430
     85,140     40,260       125,400      Estee Lauder                             3,656,763       1,729,167      5,385,930
    180,630     79,450       260,080      Procter & Gamble                         9,244,643       4,066,251     13,310,894
                                         DATA PROCESSING & MANAGEMENT (1.29%)
     13,720      6,160        19,880      First Data                                 566,361         254,285        820,646
     91,120     41,480       132,600      SEI Investments                          3,279,409       1,492,865      4,772,274
                                         DISPOSABLE MEDICAL PRODUCTS (1.21%)
     54,870     37,160        92,030      C.R. Bard                                3,116,616       2,110,688      5,227,304
                                         DISTRIBUTION-WHOLESALE (0.72%)
     39,300     17,910        57,210      Fastenal (2)                             2,170,539         989,169      3,159,708
                                         DIVERSIFIED MANUFACTURING
                                         OPERATIONS (4.90%)
     83,436     37,604       121,040      3M                                       6,472,130       2,916,942      9,389,072
     83,860     38,650       122,510      Danaher                                  4,623,202       2,130,775      6,753,977
     37,770     17,790        55,560      Illinois Tool Works                      3,485,416       1,641,661      5,127,077
                                         E-COMMERCE-SERVICES (1.02%)
     31,170     13,990        45,160      eBay (1)                                 3,042,504       1,365,564      4,408,068
                                         ELECTRIC-INTEGRATED (1.58%)
     71,690     40,410       112,100      TXU                                      4,388,862       2,473,900      6,862,762
                                         ELECTRONIC COMPONENTS-
                                         SEMICONDUCTOR (3.89%)
     54,230     24,990        79,220      Altera (1)                               1,232,648         568,023      1,800,671
    337,522    157,361       494,883      Intel                                    7,513,240       3,502,856     11,016,096
    114,163     51,965       166,128      Texas Instruments                        2,791,285       1,270,544      4,061,829
                                         ELECTRONIC FORMS (1.03%)
     49,030     30,790        79,820      Adobe Systems                            2,747,151       1,725,164      4,472,315
                                         FINANCE-CREDIT CARD (3.70%)
    106,540     50,100       156,640      Capital One Financial                    7,858,391       3,695,376     11,553,767
    119,510     56,520       176,030      MBNA                                     3,063,041       1,448,608      4,511,649
                                         FINANCE-INVESTMENT BANKER &
                                         BROKER (2.07%)
     27,580     17,300        44,880      Goldman Sachs Group                      2,713,320       1,701,974      4,415,294
     44,340     27,335        71,675      Legg Mason                               2,824,902       1,741,513      4,566,415
                                         FINANCE-MORTGAGE LOAN/BANKER (0.46%)
     19,580      8,870        28,450      Federal National Mortgage Association    1,373,537         622,231      1,995,768
                                         INTERNET BROKERS (1.06%)
    242,280    109,580       351,860      Ameritrade Holding (1)                   3,154,486       1,426,732      4,581,218
                                         INTERNET SECURITY (2.17%)
    108,310     57,070       165,380      Symantec (1)                             6,167,171       3,249,566      9,416,737
                                         MACHINERY-GENERAL INDUSTRY (1.28%)
     52,850     28,520        81,370      Ingersoll-Rand                           3,617,054       1,951,909      5,568,963
                                         MACHINERY-PUMPS (1.05%)
     91,035     41,950       132,985      Graco                                    3,131,604       1,443,080      4,574,684
                                         MEDICAL INSTRUMENTS (1.30%)
     50,731     22,950        73,681      St. Jude Medical (1)                     3,884,473       1,757,281      5,641,754
                                         MEDICAL PRODUCTS (6.07%)
     64,250     28,100        92,350      Becton Dickinson                         3,373,125       1,475,250      4,848,375
    222,300    101,190       323,490      Johnson & Johnson                       12,977,874       5,907,472     18,885,346
     44,520     20,520        65,040      Varian Medical Systems (1)               1,787,478         823,878      2,611,356
                                         MEDICAL-BIOMEDICAL/GENE (2.80%)
     84,480     36,050       120,530      Amgen (1)                                4,798,464       2,047,640      6,846,104
     73,410     42,730       116,140      Genentech (1)                            3,342,357       1,945,497      5,287,854
                                         MEDICAL-DRUGS (5.41%)
     66,430     30,040        96,470      Forest Laboratories (1)                  2,962,778       1,339,784      4,302,562
    464,595    198,115       662,710      Pfizer                                  13,450,025       5,735,429     19,185,454
                                         MEDICAL-HMO (2.57%)
    107,290     46,830       154,120      UnitedHealth Group                       7,767,796       3,390,492     11,158,288
                                         MOTORCYCLE & MOTOR SCOOTER (1.79%)
     92,690     42,550       135,240      Harley-Davidson                          5,336,163       2,449,603      7,785,766
                                         MULTI-LINE INSURANCE (1.75%)
     86,070     39,040       125,110      American International Group             5,225,310       2,370,118      7,595,428
                                         NETWORKING PRODUCTS (3.77%)
    579,890    270,353       850,243      Cisco Systems (1)                       11,139,687       5,193,481     16,333,168
                                         OIL COMPANY-EXPLORATION &
                                         PRODUCTION (1.28%)
     68,530     41,380       109,910      Apache                                   3,474,471       2,097,966      5,572,437
                                         OIL-FIELD SERVICES (1.03%)
     55,320     32,700        88,020      BJ Services                              2,821,320       1,667,700      4,489,020
                                         RETAIL-APPAREL & SHOE (1.95%)
     27,790     12,300        40,090      Chico's FAS (1)                          1,112,434         492,369      1,604,803
    107,480     50,830       158,310      Nordstrom                                4,640,986       2,194,839      6,835,825
                                         RETAIL-BEDDING (1.35%)
     99,148     44,843       143,991      Bed Bath & Beyond (1)                    4,044,247       1,829,146      5,873,393
                                         RETAIL-CONSUMER ELECTRONICS (1.78%)
     90,110     40,020       130,130      Best Buy                                 5,336,314       2,369,984      7,706,298
                                         RETAIL-DISCOUNT (2.07%)
    115,100     51,420       166,520      Wal-Mart Stores                          6,206,192       2,772,566      8,978,758
                                         RETAIL-OFFICE SUPPLIES (1.96%)
    190,000     95,124       285,124      Staples                                  5,650,600       2,828,988      8,479,588
                                         RETAIL-RESTAURANTS (1.38%)
     89,850     47,400       137,250      Yum! Brands                              3,908,475       2,061,900      5,970,375
                                         SCHOOLS (1.01%)
     45,460     20,950        66,410      Apollo Group (1)                         3,000,360       1,382,700      4,383,060
                                         SEMICONDUCTOR COMPONENT-INTEGRATED
                                         CIRCUITS (2.47)
    112,399     50,514       162,913      Linear Technology                        4,257,674       1,913,471      6,171,145
     70,721     32,070       102,791      Maxim Integrated Products                3,111,017       1,410,759      4,521,776
                                         THERAPEUTICS (1.53%)
    131,640     59,540       191,180      Gilead Sciences (1)                      4,558,693       2,061,870      6,620,563
                                         WIRELESS EQUIPMENT (1.49%)
    254,030    120,130       374,160      Motorola                                 4,384,558       2,073,444      6,458,002
                                                  TOTAL COMMON STOCKS            293,487,436     139,626,165    433,113,601

                                     COMMERCIAL PAPER (0.28%)

                                     FINANCE-CONSUMER LOANS (0.07%)
                                      Investment in Joint Trading Account;
    306,677          -       306,677   Household Finance  1.84%; 11/01/04            306,677               -        306,677

                                     FINANCE-MORTGAGE LOAN/BANKER (0.21%)
                                     Investment in Joint Trading Account;
          -    906,646       906,646    Federal Home Loan Bank 1.69%; 11/01/04             -         906,646        906,646

                                                          TOTAL COMMERCIAL PAPER     306,677         906,646      1,213,323

                                     REPURCHASE AGREEMENTS (0.41%)
                                      Goldman Sachs; 1.75%; dated 10/29/04
                                       maturing 11/01/04 (collateralized by
  1,754,256          -     1,754,256   U.S. Treasuries; $1,769,191; 11/18/04 -
                                       01/15/12) (3)                               1,754,000               -      1,754,000

                                                     TOTAL REPURCHASE AGREEMENTS   1,754,000               -      1,754,000

                                           TOTAL PORTFOLIO INVESTMENTS (100.52%) 295,548,113     140,532,811    436,080,924

                                     Liabilities, net of cash, receivable and
                                       other assets (-0.52%)                      (2,384,616)       142,459      (2,242,157)

                                                      TOTAL NET ASSETS (100.00%)$293,163,497    $140,675,270   $433,838,767
                                                                                =============================================

(1)  Non-income producing security.
(2)  Security or a portion of the security was on loan at the end of the period.
(3)  Security was purchased with the cash proceeds from securities loans.

UNREALIZED  APPRECIATION  (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

                                   Unrealized  Appreciation                             $32,569,555    $12,314,087     $ 44,883,642
                                   Unrealized  Depreciation                             (42,157,428)    (5,011,675)     (47,169,103)
                                                                                     -----------------------------------------------
                                   Net Unrealized  Appreciation  (Depreciation)          (9,587,873)   7,302,412         (2,285,461)
                                   Cost for  federal  income tax  purposes             $305,135,986    $133,230,399    $438,366,385




     Percentage of Total Value            Sector                                      Value
----------------------------------------------------------------------------------------------------------------
    30.17%        29.33%     29.90%     Consumer, Non-cyclical           $89,168,424      $41,220,630   $130,389,054
     21.55         21.25      21.45     Technology                        63,697,890       29,862,006     93,559,896
     18.05         18.02      18.03     Consumer, Cyclical                53,331,961       25,327,007     78,658,968
       9.1          8.81       9.01     Financial                         26,900,126       12,384,320     39,284,446
      8.68           8.6       8.66     Industrial                        25,657,602       12,088,351     37,745,953
      8.37          8.46       8.40     Communications                    24,733,920       11,882,055     36,615,975
      2.13          2.68       2.31     Energy                             6,295,791        3,765,666     10,061,457
      1.49          1.76       1.57     Utilities                          4,388,862        2,473,900      6,862,762
      0.46          1.09       0.67     Government                         1,373,537        1,528,876      2,902,413
                                                              TOTAL     $295,548,113     $140,532,811   $436,080,924
                                                                     ===============================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                            PRINCIPAL                                      COMBINED
                             MIDCAP           MIDCAP      PRO FORMA         MIDCAP
                           FUND, INC.       BLEND FUND   ADJUSTMENTS      BLEND FUND
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..   $443,024,233      $ 77,229,274  $        --    $520,253,507
                         ============      ============  ===========    ============
ASSETS
Investment in
 securities--at value.   $542,366,018/(c)/ $ 86,143,063  $        --    $628,509,081/(c)/
Cash..................         10,000            10,562           --          20,562
Receivables:
 Capital Shares sold..        161,283           118,855           --         280,138
 Dividends and
  interest............        268,040            41,826           --         309,866
 Investment securities
  sold................      1,842,158           378,513           --       2,220,671
Other assets..........          5,905                --           --           5,905
Prepaid directors'
 expenses.............            291                --           --             291
                         ------------      ------------  -----------    ------------
          Total Assets    544,653,695        86,692,819           --     631,346,514
LIABILITIES
Accrued management and
 investment advisory
 fees.................         54,810            10,527           --          65,337
Accrued administrative
 service fees.........             --               266           --             266
Accrued distribution
 fees.................         22,155             7,306           --          29,461
Accrued service fees..             --               334           --             334
Accrued transfer and
 administrative fees..        223,349            32,173           --         255,522
Accrued other expenses         58,937             9,399           --          68,336
Payables:
 Capital Shares
  reacquired..........        142,173            59,576           --         201,749
 Investment securities
  purchased...........      1,584,780           363,756           --       1,948,536
Collateral obligation
 on securities loaned,
 at value.............     10,614,000                --           --      10,614,000
                         ------------      ------------  -----------    ------------
     Total Liabilities     12,700,204           483,337           --      13,183,541
                         ------------      ------------  -----------    ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES   $531,953,491      $ 86,209,482  $        --    $618,162,973
                         ============      ============  ===========    ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......   $381,764,604      $ 70,761,975  $        --    $452,526,579
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....      2,058,004           154,609           --       2,212,613
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).     48,789,098         6,379,109           --      55,168,207
Net unrealized
 appreciation
 (depreciation) of
 investments..........     99,341,785         8,913,789           --     108,255,574
                         ------------      ------------  -----------    ------------
      Total Net Assets   $531,953,491      $ 86,209,482  $        --    $618,162,973
                         ============      ============  ===========    ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    100,000,000       225,000,000           --     225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A      $  3,083,909          N/A    $  3,083,909
  Shares issued and
 outstanding..........                          239,052                      239,052
  Net asset value per
 share................                     $      12.90                 $      12.90
                                           ============                 ============

Advisors Select: Net
 Assets...............            N/A      $    934,491          N/A    $    934,491
  Shares issued and
 outstanding..........                           72,719                       72,719
  Net asset value per
 share................                     $      12.85                 $      12.85
                                           ============                 ============

Class A: Net Assets...   $459,207,477               N/A           --    $459,207,477
  Shares issued and
 outstanding..........     10,710,542                     24,886,937      35,597,479
  Net asset value per
 share................   $      42.87                             --    $      12.90
  Maximum offering
 price per share /(a)/   $      45.49                             --    $      13.69
                         ============                                   ============

Class B: Net Assets...   $ 72,746,014               N/A           --    $ 72,746,014
  Shares issued and
 outstanding..........      1,782,062                      3,857,164       5,639,226
  Net asset value per
 share /(b)/..........   $      40.82                             --    $      12.90
                         ============                                   ============

Class J: Net Assets...            N/A      $ 75,489,811          N/A    $ 75,489,811
  Shares issued and
 outstanding..........                        5,922,441                    5,922,441
  Net asset value per
 share /(b)/..........                     $      12.75                 $      12.75
                                           ============                 ============

Institutional: Net
 Assets...............            N/A      $     11,375          N/A    $     11,375
  Shares issued and
 outstanding..........                              882                          882
  Net asset value per
 share................                     $      12.90                 $      12.90
                                           ============                 ============

Preferred: Net Assets.            N/A      $  5,514,296          N/A    $  5,514,296
  Shares issued and
 outstanding..........                          426,843                      426,843
  Net asset value per
 share................                     $      12.92                 $      12.92
                                           ============                 ============

Select: Net Assets....            N/A      $  1,175,600          N/A    $  1,175,600
  Shares issued and
 outstanding..........                           90,153                       90,153
  Net asset value per
 share................                     $      13.04                 $      13.04
                                           ============                 ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                         PRINCIPAL                                    COMBINED
                          MIDCAP       MIDCAP        PRO FORMA         MIDCAP
                        FUND, INC.   BLEND FUND  ADJUSTMENTS /(A)/   BLEND FUND
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $ 9,111,960  $1,189,231     $      --        $10,301,191
 Interest.............       83,446      22,826            --            106,272
 Securities lending...       10,465          --            --             10,465
                        -----------  ----------     ---------        -----------
          Total Income    9,205,871   1,212,057            --         10,417,928
Expenses:
 Management and
  investment advisory
  fees................    2,795,240     452,794        67,692          3,315,726
 Distribution fees -
  Advisors Preferred..           --      15,039            --             15,039
 Distribution fees -
  Advisors Select.....           --       1,082            --              1,082
 Distribution fees -
  Class A.............      883,699          --            --            883,699
 Distribution fees -
  Class B.............      325,766          --            --            325,766
 Distribution fees -
  Class J.............           --     291,195            --            291,195
 Distribution fees -
  Select..............           --         269            --                269
 Administrative
  service fees -
  Advisors Preferred..           --       9,023            --              9,023
 Administrative
  service fees -
  Advisors Select.....           --         722            --                722
 Administrative
  service fees -
  Preferred...........           --       5,215            --              5,215
 Administrative
  service fees -
  Select..............           --         350            --                350
 Registration fees -
  Class A.............       20,833          --            --             20,833
 Registration fees -
  Class B.............        9,648          --            --              9,648
 Registration fees -
  Class J.............           --      14,798            --             14,798
 Service fees -
  Advisors Preferred..           --      10,226            --             10,226
 Service fees -
  Advisors Select.....           --         902            --                902
 Service fees -
  Preferred...........           --       7,112            --              7,112
 Service fees - Select           --         404            --                404
 Shareholder reports -
  Class A.............       55,193          --            --             55,193
 Shareholder reports -
  Class B.............       14,090          --            --             14,090
 Shareholder reports -
  Class J.............           --      18,374            --             18,374
 Transfer and
  administrative fees
  - Class A...........      314,251          --            --            314,251
 Transfer and
  administrative fees
  - Class B...........       83,317          --            --             83,317
 Transfer and
  administrative fees
  - Class J...........           --     163,222            --            163,222
 Auditing and legal
  fees................        9,932          --        (9,932)                --
 Custodian fees.......       11,083          --       (11,083)                --
 Directors' expenses..       16,737          --       (16,737)                --
 Registration fees....       30,530          --            --             30,530
 Transfer and
  administrative fees.      832,535          --         9,747            842,282
 Other expenses.......       25,750          --       (25,750)                --
 Other expenses -
  Class J.............           --       2,050            --              2,050
                        -----------  ----------     ---------        -----------
  Total Gross Expenses    5,428,604     992,777        13,937          6,435,318
 Less: Fees paid
  indirectly..........        6,734         641        (7,375)                --
 Less: Reimbursement
  from Manager - Class
  A...................           --          --       393,092            393,092
 Less: Reimbursement
  from Manager - Class
  B...................           --          --        72,968             72,968
                        -----------  ----------     ---------        -----------
    Total Net Expenses    5,421,870     992,136      (444,748)         5,969,258
                        -----------  ----------     ---------        -----------
 Net Investment Income
      (Operating Loss)    3,784,001     219,921       444,748          4,448,670

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........   49,046,329   7,268,618            --         56,314,947
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........   17,165,463   1,390,580            --         18,556,043
                         -----------  ----------     ---------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies   66,211,792   8,659,198            --         74,870,990
                         -----------  ----------     ---------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $69,995,793  $8,879,119     $ 444,748        $79,319,660
                         ===========  ==========     =========        ===========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.


                                                       SCHEDULE OF INVESTMENTS


                                                          October 31, 2004


                                                             (unaudited)


       Principal Amount or Number of Shares                                                  Market Value
----------------------------------------------------------------------------------------------------------------------------
  Principal   MidCap                                                                 Principal       MidCap
   MidCap      Blend                                                                  MidCap          Blend
  Fund, Inc.    Fund       Combined                                                  Fund, Inc.       Fund       Combined
----------------------------------------------------------------------------------------------------------------------------

                                     COMMON STOCKS (96.95%)

                                     ADVERTISING AGENCIES (0.79%)


   343,760       56,651      400,411  Interpublic Group (1)                         $4,214,498         $694,541    $4,909,039


                                     AEROSPACE & DEFENSE (1.21%)


   110,702       16,980      127,682  Raytheon                                       4,038,409          619,430     4,657,839


    69,243        9,650       78,893  Rockwell Collins                               2,456,049          342,286     2,798,335


                                     AEROSPACE & DEFENSE EQUIPMENT (1.24%)


   115,553       17,333      132,886  Alliant Techsystems (1)                        6,643,142          996,474     7,639,616


                                     AGRICULTURAL OPERATIONS (0.64%)


   129,633       20,225      149,858  Delta & Pine Land                              3,411,941          532,322     3,944,263


                                     APPAREL MANUFACTURERS (0.83%)


   122,100       17,491      139,591  Polo Ralph Lauren                              4,509,153          645,943     5,155,096


                                     APPLICATIONS SOFTWARE (0.97%)


   113,698       18,308      132,006  Intuit (1)                                     5,157,341          830,451     5,987,792


                                     AUDIO & VIDEO PRODUCTS (0.36%)


    92,444       14,693      107,137  Polycom (1)                                    1,908,969          303,410     2,212,379


                                     BEVERAGES-NON-ALCOHOLIC (0.44%)


   111,453       19,004      130,457  Coca-Cola Enterprises                          2,330,482          397,374     2,727,856


                                     BROADCASTING SERVICES & PROGRAMMING (1.44%)


   858,634      140,200      998,834  Liberty Media (1)                              7,659,015        1,250,584     8,909,599


                                     BUILDING & CONSTRUCTION
                                     PRODUCTS-MISCELLANEOUS  (0.95%)


   101,265       17,026      118,291  Vulcan Materials                               5,040,972          847,554     5,888,526


                                     BUILDING PRODUCTS-WOOD (0.54%)


    60,836        9,781       70,617  Rayonier                                       2,883,626          463,619     3,347,245


                                     CABLE TV (0.24%)


    35,956        5,005       40,961  Liberty Media International (1)                1,296,214          180,430     1,476,644


                                     CASINO HOTELS (1.45%)


   132,020       21,323      153,343  Harrah's Entertainment                         7,725,810        1,247,822     8,973,632


                                     CASINO SERVICES (0.64%)


   102,992       16,383      119,375  International Game Technology                  3,402,856          541,294     3,944,150


                                     COMMERCIAL BANKS (5.68%)


    65,181       10,111       75,292  M&T Bank                                       6,713,643        1,041,433     7,755,076


    77,127       12,819       89,946  Marshall & Ilsley                              3,237,020          538,013     3,775,033


   140,894       22,835      163,729  North Fork Bancorp                             6,213,426        1,007,024     7,220,450


   446,985       72,758      519,743  TCF Financial                                 14,088,967        2,293,332    16,382,299


                                     COMMERCIAL SERVICE-FINANCE (2.20%)


    89,913       13,128      103,041  Dun & Bradstreet (1)                           5,085,479          742,520     5,827,999


   131,096       18,267      149,363  MoneyGram International                        2,438,386          339,766     2,778,152


   130,526       22,245      152,771  Paychex                                        4,280,470          729,502     5,009,972


                                     COMMERCIAL SERVICES (3.81%)


   188,085       30,303      218,388  Arbitron (1)                                   6,803,035        1,096,060     7,899,095


    85,126       12,472       97,598  Magellan Health Services (1) (2)               3,183,712          466,453     3,650,165


   306,513       43,643      350,156  ServiceMaster                                  3,935,627          560,376     4,496,003


   180,508       28,921      209,429  Weight Watchers International (1)2/            6,483,847        1,038,842     7,522,689


                                     COMPUTER SERVICES (3.01%)


   260,136       39,811      299,947  Ceridian (1)                                   4,487,346          686,740     5,174,086


   146,815       23,618      170,433  DST Systems (1)                                6,584,653        1,059,267     7,643,920


    88,618       13,977      102,595  Sungard Data Systems (1)                       2,347,491          370,251     2,717,742


   251,144       36,949      288,093  Unisys (1)                                     2,667,149          392,398     3,059,547


                                     COMPUTERS-INTEGRATED SYSTEMS (2.69%)


   148,594       24,749      173,343  Diebold                                        7,110,223        1,184,240     8,294,463


   127,087       21,013      148,100  NCR (1)                                        7,161,352        1,184,082     8,345,434


                                     COMPUTERS-MEMORY DEVICES (1.72%)


   337,341       55,233      392,574  Storage Technology (1)                         9,114,954        1,492,396    10,607,350


                                     COMPUTERS-PERIPHERAL EQUIPMENT (0.98%)


    62,275       10,617       72,892  Lexmark International (1)                      5,175,675          882,379     6,058,054


                                     COSMETICS & TOILETRIES (0.36%)


    48,969        8,295       57,264  International Flavors & Fragrances             1,912,239          323,920     2,236,159


                                     DATA PROCESSING & MANAGEMENT (1.29%)


    57,180        8,979       66,159  Certegy                                        2,021,313          317,408     2,338,721


   138,191       16,384      154,575  Reynolds & Reynolds                            3,400,881          403,210     3,804,091


    44,182        7,097       51,279  SEI Investments                                1,590,110          255,421     1,845,531


                                     DENTAL SUPPLIES & EQUIPMENT (0.89%)


    91,599       14,118      105,717  Dentsply International                         4,764,064          734,277     5,498,341


                                     DIVERSIFIED MANUFACTURING OPERATIONS (1.00%)


    72,226       11,536       83,762  Dover                                          2,836,315          453,019     3,289,334


    58,418        8,300       66,718  Lancaster Colony                               2,510,806          356,734     2,867,540


                                     ELECTRIC-INTEGRATED (1.97%)


   130,218       20,320      150,538  Ameren                                         6,250,464          975,360     7,225,824


    67,955       10,426       78,381  Duquesne Light Holdings                        1,166,108          178,910     1,345,018


    84,097       13,300       97,397  Scana                                          3,119,998          493,430     3,613,428


                                     ELECTRONIC COMPONENTS-MISCELLANEOUS (2.09%)


   338,169       54,073      392,242  Gentex                                        11,162,959        1,784,950    12,947,909


                                     FOOD-CANNED (0.95%)


   472,362       77,903      550,265  Del Monte Foods (1)                            5,044,826          832,004     5,876,830


                                     FOOD-DAIRY PRODUCTS (0.43%)


    76,978       12,693       89,671  Dean Foods (1)                                 2,297,793          378,886     2,676,679


                                     FOOD-MISCELLANEOUS/DIVERSIFIED (0.84%)


   126,359       20,347      146,706  McCormick                                      4,476,899          720,894     5,197,793


                                     HEALTH CARE COST CONTAINMENT (0.72%)


   242,840       38,494      281,334  First Health Group (1)                         3,866,013          612,824     4,478,837


                                     HOME FURNISHINGS (0.75%)


   104,056       16,983      121,039  Ethan Allen Interiors (2)                      3,963,493          646,882     4,610,375


                                     HOSPITAL BEDS & EQUIPMENT (0.93%)


    99,750       16,161      115,911  Hillenbrand Industries                         4,965,555          804,495     5,770,050


                                     INSURANCE BROKERS (1.57%)


   246,094       38,956      285,050  Aon                                            5,022,778          795,092     5,817,870


   120,989       18,303      139,292  Arthur J. Gallagher (2)                        3,399,791          514,314     3,914,105


                                     INVESTMENT MANAGEMENT & ADVISORY
                                     SERVICES (1.69%)


    73,217       10,817       84,034  Eaton Vance                                    3,193,725          471,838     3,665,563


   115,022       17,912      132,934  Federated Investors                            3,334,488          519,269     3,853,757


    79,826       13,092       92,918  Nuveen Investments                             2,522,502          413,707     2,936,209


                                     LIFE & HEALTH INSURANCE (1.54%)


    99,916       16,269      116,185  Aflac                                          3,584,986          583,732     4,168,718


    85,231       13,654       98,885  Torchmark                                      4,604,179          737,589     5,341,768


                                     LINEN SUPPLY & RELATED ITEMS (0.93%)


   114,562       19,132      133,694  Cintas                                         4,942,205          825,355     5,767,560


                                     LOTTERY SERVICES (0.94%)


   212,258       34,223      246,481  GTECH Holdings (2)                             5,024,147          810,058     5,834,205


                                     MEDICAL INFORMATION SYSTEM (1.55%)


   390,323       62,661      452,984  IMS Health                                     8,267,041        1,327,160     9,594,201


                                     MEDICAL INSTRUMENTS (3.54%)


    92,458       14,722      107,180  Beckman Coulter                                5,501,251          875,959     6,377,210


    92,117       14,064      106,181  Biomet                                         4,300,022          656,508     4,956,530


    73,264       12,240       85,504  Edwards Lifesciences (1)                       2,504,163          418,363     2,922,526


    98,839       16,029      114,868  Guidant                                        6,584,654        1,067,852     7,652,506


                                     MEDICAL LABORATORY & TESTING SERVICE (1.39%)


   161,357       26,650      188,007  Laboratory Corp. of America Holdings (1)       7,390,151        1,220,570     8,610,721


                                     MEDICAL PRODUCTS (1.46%)


    92,892       13,393      106,285  Becton Dickinson                               4,876,830          703,133     5,579,963


    72,629       12,562       85,191  Varian Medical Systems (1)                     2,916,054          504,364     3,420,418


                                     MEDICAL-DRUGS (1.39%)


   260,333       41,495      301,828  Medimmune (1)                                  7,398,664        1,179,288     8,577,952


                                     MEDICAL-HMO (0.33%)


    21,990        3,198       25,188  Anthem (1)                                     1,767,996          257,119     2,025,115


                                     MEDICAL-HOSPITALS (0.44%)


   114,300       15,877      130,177  Health Management Associates                   2,361,438          328,019     2,689,457


                                     METAL-DIVERSIFIED (0.93%)


   136,755       22,043      158,798  Freeport-McMoran Copper & Gold                 4,953,266          798,397     5,751,663


                                     MISCELLANEOUS INVESTING (3.05%)


    99,708       16,806      116,514  AMB Property                                   3,739,050          630,225     4,369,275


    74,917       11,806       86,723  Federal Realty Investment Trust                3,554,811          560,195     4,115,006


   102,234       16,377      118,611  Kimco Realty                                   5,576,865          893,365     6,470,230


    85,710       14,303      100,013  Prologis Trust                                 3,340,976          557,531     3,898,507


                                     MULTI-LINE INSURANCE (0.89%)


    79,186       12,309       91,495  Loews                                          4,743,241          737,309     5,480,550


                                     MULTIMEDIA (1.12%)


   141,098       23,249      164,347  Belo                                           3,280,528          540,539     3,821,067


    57,012        8,636       65,648  E.W. Scripps                                   2,720,613          412,110     3,132,723


                                     NETWORKING PRODUCTS (0.35%)


   459,889       68,054      527,943  3Com (1)                                       1,903,940          281,744     2,185,684


                                     NON-HAZARDOUS WASTE DISPOSAL (2.81%)


   337,825       53,695      391,520  Republic Services                             10,405,010        1,653,806    12,058,816


   159,491       26,059      185,550  Waste Management                               4,542,304          742,160     5,284,464


                                     OFFICE AUTOMATION & EQUIPMENT (0.61%)


    74,769       11,814       86,583  Pitney Bowes                                   3,271,144          516,863     3,788,007


                                     OIL COMPANY-EXPLORATION & PRODUCTION (2.88%)


    93,023       14,257      107,280  Apache                                         4,716,266          722,830     5,439,096


    19,553        3,898       23,451  Burlington Resources                             811,450          161,767       973,217


   124,642       20,573      145,215  Pioneer Natural Resources                      4,038,401          666,565     4,704,966


   172,767       26,473      199,240  XTO Energy                                     5,766,962          883,669     6,650,631


                                     OIL COMPANY-INTEGRATED (0.93%)


   131,259       18,845      150,104  Marathon Oil                                   5,002,280          718,183     5,720,463


                                     OIL-FIELD SERVICES (1.60%)


   105,072       16,073      121,145  BJ Services                                    5,358,672          819,723     6,178,395


    61,247        9,870       71,117  Weatherford International (1)                  3,200,768          515,806     3,716,574


                                     PHOTO EQUIPMENT & SUPPLIES (0.74%)


   130,844       20,964      151,808  Eastman Kodak                                  3,961,956          634,790     4,596,746


                                     PIPELINES (2.05%)


    75,703       12,177       87,880  Equitable Resources                            4,186,376          673,388     4,859,764


   139,549       22,063      161,612  Questar                                        6,698,352        1,059,024     7,757,376


                                     POWER CONVERTER & SUPPLY EQUIPMENT (0.84%)


   231,775       36,840      268,615  American Power Conversion                      4,468,622          710,275     5,178,897


                                     PROPERTY & CASUALTY INSURANCE (3.50%)


   212,641       35,503      248,144  Fidelity National Financial                    8,025,071        1,339,883     9,364,954


    86,923       14,174      101,097  Leucadia National                              5,141,496          838,392     5,979,888


   104,707       17,517      122,224  Mercury General                                5,385,081          900,900     6,285,981


                                     PUBLISHING-NEWSPAPERS (0.08%)


     6,766          466        7,232  Knight Ridder                                    463,674           31,935       495,609


                                     REAL ESTATE OPERATOR & DEVELOPER (0.95%)


   126,776       20,266      147,042  Catellus Development                           3,656,220          584,472     4,240,692


    25,534        4,299       29,833  Forest City Enterprises                        1,403,093          236,230     1,639,323


                                     REINSURANCE (1.61%)


   107,807       16,868      124,675  Everest Re Group                               8,556,642        1,338,813     9,895,455


                                     RETAIL-APPAREL & SHOE (0.70%)


   141,969       22,496      164,465  Ross Stores                                    3,729,526          590,970     4,320,496


                                     RETAIL-DISCOUNT (1.21%)


   266,423       45,054      311,477  TJX                                            6,388,824        1,080,395     7,469,219


                                     RETAIL-JEWELRY (0.60%)


   109,218       17,958      127,176  Tiffany                                        3,203,364          526,708     3,730,072


                                     RETAIL-REGIONAL DEPARTMENT STORE (0.80%)


    70,927       10,714       81,641  Neiman Marcus Group                            4,314,489          651,733     4,966,222


                                     RETAIL-RESTAURANTS (1.48%)


   180,613       30,120      210,733  Yum! Brands                                    7,856,666        1,310,220     9,166,886


                                     TELEPHONE-INTEGRATED (2.29%)


   673,658      108,987      782,645  Citizens Communications                        9,027,017        1,460,426    10,487,443


    90,441       14,424      104,865  IDT (1) (2)                                    1,249,895          199,339     1,449,234


    25,500        4,331       29,831  Telephone & Data Systems                       1,909,950          324,392     2,234,342


                                     TEXTILE-HOME FURNISHINGS (1.25%)


    77,973       12,339       90,312  Mohawk Industries (1)                          6,633,943        1,049,802     7,683,745


                                     TOBACCO (1.48%)


   193,252       29,302      222,554  UST                                            7,954,252        1,206,070     9,160,322


                                     TOYS (0.71%)


   215,596       35,322      250,918  Mattel                                         3,775,086          618,488     4,393,574


                                     TRANSPORT-TRUCK (0.67%)


   172,842       28,469      201,311  Heartland Express                              3,536,347          582,476     4,118,823


                                                              TOTAL COMMON STOCKS  517,090,322       82,242,429   599,332,751


                                     COMMERCIAL PAPER (3.00%)


                                     FINANCE-CONSUMER LOANS (2.37%)


14,661,696            -   14,661,696  Investment in Joint Trading Account;           14,661,696                -    14,661,696
                                      Household Finance  1.84%; 11/01/04


                                     FINANCEMORTGAGE LOAN/BANKER (0.63%)


         -    3,900,634    3,900,634  Investment in Joint Trading Account;                -            3,900,634     3,900,634
                                      Federal Home Loan Bank 1.69%; 11/01/04


                                                           TOTAL COMMERCIAL PAPER    14,661,696        3,900,634    18,562,330


                                     REPURCHASE AGREEMENTS (1.72%)


10,615,548            -   10,615,548 Goldman Sachs; 1.75%; 10/24/04                  10,614,000                -    10,614,000
                                     (collateralized by U.S. Treasuries;
                                     $10,705,925; 11/18/04-01/15/12)(3)


                                                      TOTAL REPURCHASE AGREEMENTS    10,614,000                -    10,614,000


                                            TOTAL PORTFOLIO INVESTMENTS (101.67%)    542,366,018       86,143,063   628,509,081


                                     Liabilities, net of cash, receivables
                                       and other assets (-1.67%)                     (10,412,527)          66,419   (10,346,108)


                                                                 TOTAL NET ASSETS   $531,953,491      $86,209,482  $618,162,973
                                                                                ====================================================

(1) Non-income producing security.
(2) Security or a portion of the security was on loan at the end of the period.
(3) Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows.


  Unrealized Appreciation                             $108,932,692      $10,935,228  $119,867,920
  Unrealized Depreciation                               (9,815,847)      (2,151,751)  (11,967,598)
  Net Unrealized Appreciation (Depreciation)            99,116,845        8,783,477   107,900,322
  Cost for federal income tax purposes                $443,249,173      $77,359,586  $520,608,759


                                                   INVESTMENTS BY SECTOR (UNAUDITED)


                   Percentage of Total Value        Sector                                          Value
                   -------------------------        ------                       --------------------------------------------

            23.82%          19.38%     23.21%     Financial                      $129,172,251      $16,694,265  $145,866,516
              7.33            7.22       7.32     Energy                           39,779,527        6,220,955    46,000,482
             11.36           11.29      11.35     Industrial                       61,602,891        9,723,954    71,326,845
              6.57            6.59       6.57     Communications                   35,634,313        5,679,451    41,313,764
             20.62           20.50      20.61     Consumer, Non-cyclical          111,838,125       17,661,320   129,499,445
             12.07           12.24      12.09     Consumer, Cyclical               65,469,561       10,545,670    76,015,231
              1.94            1.91       1.94     Utilities                        10,536,571        1,647,700    12,184,271
              1.80            1.84       1.80     Basic Materials                   9,749,132        1,585,937    11,335,069
             13.54           13.52      13.54     Technology                       73,442,152       11,644,785    85,086,937
              0.95            0.98       0.95     Diversified                       5,141,495          838,392     5,979,887
                 -            4.53       0.62     Government                                -        3,900,634     3,900,634
                                                                                --------------------------------------------
                                                                         TOTAL    $542,366,018      $86,143,063  $628,509,081
                                                                                =============================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                          PRINCIPAL                                    COMBINED
                          PARTNERS       PARTNERS                      PARTNERS
                        MIDCAP GROWTH     MIDCAP       PRO FORMA        MIDCAP
                         FUND, INC.     GROWTH FUND   ADJUSTMENTS     GROWTH FUND
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..  $ 28,453,700   $ 39,370,692   $        --    $ 67,824,392
                        ============   ============   ===========    ============
ASSETS
Investment in
 securities--at value.  $ 32,204,834   $ 44,291,857   $        --    $ 76,496,691
Cash..................       419,919        892,071            --       1,311,990
Receivables:
 Capital Shares sold..         1,034          9,193            --          10,227
 Dividends and
  interest............         5,225          7,368            --          12,593
 Expense reimbursement
  from Manager........           545             --            --             545
 Investment securities
  sold................       679,469        999,854            --       1,679,323
Other assets..........           147             --            --             147
Prepaid directors'
 expenses.............             6             --            --               6
                        ------------   ------------   -----------    ------------
          Total Assets    33,311,179     46,200,343            --      79,511,522
LIABILITIES
Accrued management and
 investment advisory
 fees.................         5,444          8,399            --          13,843
Accrued administrative
 service fees.........            --            824            --             824
Accrued distribution
 fees.................         2,833          2,490            --           5,323
Accrued service fees..            --          1,005            --           1,005
Accrued transfer and
 administrative fees..        30,872         10,883            --          41,755
Accrued other expenses        26,701          6,417            --          33,118
Payables:
 Capital Shares
  reacquired..........        45,763         19,075            --          64,838
 Investment securities
  purchased...........     1,170,817      1,645,376            --       2,816,193
                        ------------   ------------   -----------    ------------
     Total Liabilities     1,282,430      1,694,469            --       2,976,899
                        ------------   ------------   -----------    ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES  $ 32,028,749   $ 44,505,874   $        --    $ 76,534,623
                        ============   ============   ===========    ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......  $ 40,269,526   $ 42,258,347   $        --    $ 82,527,873
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).   (11,991,911)    (2,673,638)           --     (14,665,549)
Net unrealized
 appreciation
 (depreciation) of
 investments..........     3,751,134      4,921,165            --       8,672,299
                        ------------   ------------   -----------    ------------
      Total Net Assets  $ 32,028,749   $ 44,505,874   $        --    $ 76,534,623
                        ============   ============   ===========    ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....   100,000,000    225,000,000            --     225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........           N/A   $ 13,412,816           N/A    $ 13,412,816
  Shares issued and
 outstanding..........                    1,751,132                     1,751,132
  Net asset value per
 share................                 $       7.66                  $       7.66
                                       ============                  ============

Advisors Select: Net
 Assets...............           N/A   $  6,991,117           N/A    $  6,991,117
  Shares issued and
 outstanding..........                      932,953                       932,953
  Net asset value per
 share................                 $       7.49                  $       7.49
                                       ============                  ============

Class A: Net Assets...  $ 22,677,674            N/A            --    $ 22,677,674
  Shares issued and
 outstanding..........     4,402,514                   (1,358,531)      3,043,983
  Net asset value per
 share................  $       5.15                           --    $       7.45
  Maximum offering
 price per share /(a)/  $       5.46                           --    $       7.90
                        ============                                 ============

Class B: Net Assets...  $  9,351,075            N/A            --    $  9,351,075
  Shares issued and
 outstanding..........     1,864,930                     (609,752)      1,255,178
  Net asset value per
 share /(b)/..........  $       5.01                           --    $       7.45
                        ============                                 ============

Class J: Net Assets...           N/A   $ 15,435,946           N/A    $ 15,435,946
  Shares issued and
 outstanding..........                    2,144,812                     2,144,812
  Net asset value per
 share /(b)/..........                 $       7.20                  $       7.20
                                       ============                  ============

Institutional: Net
 Assets...............           N/A   $      8,754           N/A    $      8,754
  Shares issued and
 outstanding..........                        1,175                         1,175
  Net asset value per
 share................                 $       7.45                  $       7.45
                                       ============                  ============

Preferred: Net Assets.           N/A   $  8,532,644           N/A    $  8,532,644
  Shares issued and
 outstanding..........                    1,112,762                     1,112,762
  Net asset value per
 share................                 $       7.67                  $       7.67
                                       ============                  ============

Select: Net Assets....           N/A   $    124,597           N/A    $    124,597
  Shares issued and
 outstanding..........                       16,372                        16,372
  Net asset value per
 share................                 $       7.61                  $       7.61
                                       ============                  ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                              COMBINED
                            PRINCIPAL       PARTNERS                          PARTNERS
                         PARTNERS MIDCAP     MIDCAP         PRO FORMA          MIDCAP
                        GROWTH FUND, INC.  GROWTH FUND  ADJUSTMENTS /(A)/   GROWTH FUND
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............    $    93,533      $  106,090       $     --        $   199,623
 Interest.............            537           1,982             --              2,519
                          -----------      ----------       --------        -----------
          Total Income         94,070         108,072             --            202,142
Expenses:
 Management and
  investment advisory
  fees................        294,085         366,292         32,512            692,889
 Distribution fees -
  Advisors Preferred..             --          25,374             --             25,374
 Distribution fees -
  Advisors Select.....             --          14,998             --             14,998
 Distribution fees -
  Class A.............         58,322              --             --             58,322
 Distribution fees -
  Class B.............         86,288              --             --             86,288
 Distribution fees -
  Class J.............             --          65,713             --             65,713
 Distribution fees -
  Select..............             --             224             --                224
 Administrative
  service fees -
  Advisors Preferred..             --          15,225             --             15,225
 Administrative
  service fees -
  Advisors Select.....             --           9,998             --              9,998
 Administrative
  service fees -
  Preferred...........             --           8,916             --              8,916
 Administrative
  service fees -
  Select..............             --             291             --                291
 Registration fees -
  Class A.............         11,302              --             --             11,302
 Registration fees -
  Class B.............         10,511              --             --             10,511
 Registration fees -
  Class J.............             --          11,699             --             11,699
 Service fees -
  Advisors Preferred..             --          17,254             --             17,254
 Service fees -
  Advisors Select.....             --          12,498             --             12,498
 Service fees -
  Preferred...........             --          12,158             --             12,158
 Service fees - Select             --             336             --                336
 Shareholder reports -
  Class A.............          5,825              --             --              5,825
 Shareholder reports -
  Class B.............          2,340              --             --              2,340
 Shareholder reports -
  Class J.............             --           4,790             --              4,790
 Transfer and
  administrative fees
  - Class A...........         34,754              --             --             34,754
 Transfer and
  administrative fees
  - Class B...........         14,190              --             --             14,190
 Transfer and
  administrative fees
  - Class J...........             --          52,593             --             52,593
 Auditing and legal
  fees................          6,491              --         (6,491)                --
 Custodian fees.......         20,191              --        (20,191)                --
 Directors' expenses..          1,217              --         (1,217)                --
 Registration fees....         20,862              --             --             20,862
 Transfer and
  administrative fees.        131,208              --            587            131,795
 Other expenses.......          2,180              --         (2,180)                --
                          -----------      ----------       --------        -----------
  Total Gross Expenses        699,766         618,359          3,020          1,321,145
 Less: Fees paid
  indirectly..........         24,151          37,644        (61,795)                --
 Less: Reimbursement
  from Manager - Class
  A...................         17,594              --         26,711             44,305
 Less: Reimbursement
  from Manager - Class
  B...................          7,104              --          9,711             16,815
                          -----------      ----------       --------        -----------
    Total Net Expenses        650,917         580,715         28,393          1,260,025
                          -----------      ----------       --------        -----------
 Net Investment Income
      (Operating Loss)       (556,847)       (472,643)       (28,393)        (1,057,883)

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........      2,923,337        (257,608)            --          2,665,729
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........     (2,050,663)      1,130,960             --           (919,703)
                           -----------      ----------       --------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies        872,674         873,352             --          1,746,026
                           -----------      ----------       --------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    $   315,827      $  400,709       $(28,393)       $   688,143
                           ===========      ==========       ========        ===========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.

                                                SCHEDULE OF INVESTMENTS
                                                   October 31, 2004
                                                      (unaudited)


    Principal Amount or Number of Shares                                                            Market Value
------------------------------------------------------------------------------------------------------------------------------------
    Principal         Partners                                                        Principal        Partners
 Partners MidCap      MidCap                                                       Partners MidCap     MidCap
Growth Fund, Inc.   Growth Fund   Combined                                        Growth Fund, Inc.  Growth Fund     Combined
------------------------------------------------------------------------------------------------------------------------------------

                                    COMMON STOCKS (99.95%)

                                    AIRLINES (1.06%)

   24,210                            Southwest Airlines                              $381,792      $430,206      $811,998
                 27,280      51,490


                                    APPAREL MANUFACTURERS (1.47%)


   10,250                            Coach (1)                                        477,958
                 13,880      24,130                                                                 647,224     1,125,182


                                    APPLICATIONS SOFTWARE (1.01%)


   13,070                            Citrix Systems (1)                               315,379
                 19,110      32,180                                                                 461,124       776,503


                                    AUDIO & VIDEO PRODUCTS (2.11%)


    2,410                            Harman International Industries                  289,634
                  3,290       5,700                                                                 395,392       685,026


   18,810                            Polycom (1)                                      388,426
                 26,170      44,980                                                                 540,411       928,837


                                    BEVERAGES-WINE & SPIRITS (0.65%)


    5,360                            Constellation Brands (1)                         210,273
                  7,300      12,660                                                                 286,379       496,652


                                    BUILDING PRODUCTS-AIR &
                                    HEATING (0.73%)


    7,980                            American Standard (1)                            291,829
                  7,290      15,270                                                                 266,595       558,424


                                    BUILDING-RESIDENTIAL &
                                    COMMERCIAL (0.82%)


    5,070                            DR Horton                                        152,100
                  7,010      12,080                                                                 210,300       362,400


    1,180                            Ryland Group                                     112,560
                  1,640       2,820                                                                 156,440       269,000


                                    CASINO HOTELS (3.07%)


    5,240                            MGM Mirage (1)                                   281,912
                  7,250      12,490                                                                 390,050       671,962


    7,700                            Station Casinos                                  392,315
                 10,250      17,950                                                                 522,237       914,552


    5,300                            Wynn Resorts (1)                                 308,195
                  7,900      13,200                                                                 459,385       767,580


                                    CASINO SERVICES (0.62%)


    9,370                            Scientific Games (1)                             198,457
                 12,970      22,340                                                                 274,705       473,162


                                    CELLULAR TELECOMMUNICATIONS (1.67%)


    4,960                            NII Holdings (1)                                 219,579
                  6,260      11,220                                                                 277,130       496,709


   10,640                            Western Wireless (1)                             310,050
                 16,200      26,840                                                                 472,068       782,118


                                    CHEMICALS-DIVERSIFIED (0.80%)


   11,220                            Lyondell Chemical                                257,836
                 15,510      26,730                                                                 356,420       614,256


                                    CHEMICALS-SPECIALTY (0.44%)


    2,940                            Eastman Chemical                                 139,562
                  4,100       7,040                                                                 194,627       334,189


                                    CIRCUIT BOARDS (0.39%)


    3,690                            Benchmark Electronics (1)                        125,349
                  5,100       8,790                                                                 173,247       298,596


                                    COAL (0.50%)


    2,540                            Peabody Energy                                   162,001
                  3,500       6,040                                                                 223,230       385,231


                                    COMMERCIAL BANKS (1.86%)


    2,830                            City National                                    194,987
                  3,930       6,760                                                                 270,777       465,764


    4,260                            Silicon Valley Bancshares (1)                    170,443
                  5,880      10,140                                                                 235,259       405,702


    5,670                            UCBH Holdings                                    244,320
                  7,190      12,860                                                                 309,817       554,137


                                    COMMERCIAL SERVICES (0.81%)


    6,460                            Alliance Data Systems (1)                        273,129
                  8,140      14,600                                                                 344,159       617,288


                                    COMMUNICATIONS SOFTWARE (0.67%)


    4,080                            Avid Technology (1)                              216,158
                  5,610       9,690                                                                 297,218       513,376


                                    COMPUTER SERVICES (1.01%)


   10,050                            Cognizant Technology Solutions (1)               341,700
                 12,760      22,810                                                                 433,840       775,540


                                    COMPUTERS (2.55%)


    8,230                            Apple Computer (1)                               432,322
                 11,370      19,600                                                                 597,266     1,029,588


    4,450                            Research In Motion (1)                           392,490
                  6,000      10,450                                                                 529,200       921,690


                                    COMPUTERS-PERIPHERAL
                                    EQUIPMENT (0.41%)


    1,590                            Lexmark International (1)                        132,145
                  2,210       3,800                                                                 183,673       315,818


                                    CONSUMER PRODUCTS-
                                    MISCELLANEOUS (0.87%)


    5,170                            Clorox                                           282,282
                  7,050      12,220                                                                 384,930       667,212


                                    CONTAINERS-METAL & GLASS (0.56%)


    4,720                            Ball                                             188,092
                  5,960      10,680                                                                 237,506       425,598


                                    DATA PROCESSING & MANAGEMENT (2.47%)


    7,260                            Choicepoint (1)                                  302,234
                  9,190      16,450                                                                 382,580       684,814


    3,610                            Fiserv (1)                                       128,299
                  5,010       8,620                                                                 178,055       306,354


    4,510                            Global Payments                                  246,968
                  6,250      10,760                                                                 342,250       589,218


    3,650                            SEI Investments                                  131,363
                  5,060       8,710                                                                 182,109       313,472


                                    DENTAL SUPPLIES & EQUIPMENT (0.70%)


    6,180                            Patterson (1)                                    231,750
                  8,200      14,380                                                                 307,500       539,250


                                    DIAGNOSTIC KITS (0.59%)


    3,360                            Dade Behring Holdings (1)                        189,134
                  4,650       8,010                                                                 261,749       450,883


                                    DISPOSABLE MEDICAL PRODUCTS (1.58%)


    8,910                            C.R. Bard                                        506,088
                 12,390      21,300                                                                 703,752     1,209,840


                                    DISTRIBUTION-WHOLESALE (1.00%)


    5,180                            CDW                                              321,315
                  7,110      12,290                                                                 441,033       762,348


                                    DIVERSIFIED MANUFACTURING
                                    OPERATIONS (1.56%)


    4,000                            Eaton                                            255,800
                  5,250       9,250                                                                 335,737       591,537


    6,780                            Pentair                                          253,436
                  9,400      16,180                                                                 351,372       604,808


                                    E-COMMERCE-SERVICES (1.61%)


   18,790                            Monster Worldwide (1)                            527,059
                 25,240      44,030                                                                 707,982     1,235,041


                                    ELECTRONIC COMPONENTS-
                                    MISCELLANEOUS (0.88%)


   35,340                            Sanmina (1)                                      282,720
                 48,970      84,310                                                                 391,760       674,480


                                    ELECTRONIC COMPONENTS-
                                    SEMICONDUCTOR (2.93%)


   10,880                            Advanced Micro Devices (1)                       183,002
                 15,070      25,950                                                                 253,477       436,479


   11,500                            Micron Technology (1)                            140,070
                 15,920      27,420                                                                 193,906       333,976


   10,850                            National Semiconductor (1)                       181,195
                 15,040      25,890                                                                 251,168       432,363


   42,840                            PMC - Sierra (1)                                 439,538
                 58,870     101,710                                                                 604,006     1,043,544


                                    ENTERPRISE SOFTWARE & SERVICE (0.72%)


   25,360                            BEA Systems (1)                                  205,923
                 42,500      67,860                                                                 345,100       551,023


       32                            MicroStrategy (1)                                      4
                      -          32                                                                       -             4


                                    ENTERTAINMENT SOFTWARE (0.58%)


    5,740                            Take-Two Interactive Software (1)                189,190
                  7,740      13,480                                                                 255,110       444,300


                                    FINANCE-INVESTMENT BANKER &
                                    BROKER (0.76%)


    2,580                            Bear Stearns                                     244,455
                  3,580       6,160                                                                 339,205       583,660


                                    FINANCE-MORTGAGE LOAN/BANKER (0.72%)


    5,480                            Doral Financial                                  230,050
                  7,600      13,080                                                                 319,048       549,098


                                    FINANCIAL GUARANTEE INSURANCE (0.72%)


    3,600                            MGIC Investment                                  231,516
                  4,970       8,570                                                                 319,621       551,137


                                    FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)


    6,660                            McCormick                                        235,964
                  8,810      15,470                                                                 312,138       548,102


                                    FOOD-RETAIL (0.81%)


    2,710                            Whole Foods Market                               220,675
                  4,860       7,570                                                                 395,750       616,425


                                    HOTELS & MOTELS (2.42%)


   10,500                            Marriott International                           572,145
                 13,290      23,790                                                                 724,172     1,296,317


    4,960                            Starwood Hotels & Resorts Worldwide              236,741
                  6,690      11,650                                                                 319,314       556,055


                                    HUMAN RESOURCES (0.73%)


    8,840                            Robert Half International                        234,525
                 12,220      21,060                                                                 324,197       558,722


                                    INDUSTRIAL AUTOMATION & ROBOTS (1.32%)


   10,190                            Rockwell International                           424,821
                 14,090      24,280                                                                 587,412     1,012,233


                                    INSTRUMENTS-SCIENTIFIC (2.29%)


    8,330                            Fisher Scientific International (1)              477,809
                 10,740      19,070                                                                 616,047     1,093,856


    6,800                            Waters (1)                                       280,772
                  9,060      15,860                                                                 374,087       654,859


                                    INTERNET BROKERS (1.17%)


   29,150                            E*trade Group (1)                                376,035
                 40,460      69,610                                                                 521,934       897,969


                                    INTERNET CONTENT-INFORMATION &
                                    NEWS (1.22%)


    4,430                            Ask Jeeves (1)                                   114,205
                  6,150      10,580                                                                 158,547       272,752


   34,570                            CNET Networks (1)                                282,437
                 46,040      80,610                                                                 376,147       658,584


                                    INTERNET INFRASTRUCTURE
                                    SOFTWARE (2.42%)


   14,140                            Akamai Technologies (1)                          195,839
                 19,270      33,410                                                                 266,890       462,729


    8,540                            F5 Networks (1)                                  341,173
                 11,640      20,180                                                                 465,018       806,191


   25,550                            TIBCO Software (1)                               248,346
                 35,260      60,810                                                                 342,727       591,073


                                    INTERNET SECURITY (2.62%)


   10,070                            CheckFree (1)                                    312,170
                 13,544      23,614                                                                 419,864       732,034


   19,830                            VeriSign (1)                                     532,039
                 27,410      47,240                                                                 735,410     1,267,449


                                    INVESTMENT MANAGEMENT & ADVISORY
                                    SERVICES (2.21%)


    4,965                            Affiliated Managers Group (1)                    277,246
                  6,475      11,440                                                                 361,564       638,810


    8,350                            T. Rowe Price Group                              465,679
                 10,520      18,870                                                                 586,700     1,052,379


                                    LASERS-SYSTEMS & COMPONENTS (0.75%)


    8,410                            Cymer (1)                                        239,853
                 11,670      20,080                                                                 332,828       572,681


                                    LEISURE & RECREATION PRODUCTS (1.34%)


    4,450                            Brunswick                                        208,794
                  5,970      10,420                                                                 280,112       488,906


    7,810                            WMS Industries (1)                               228,443
                 10,570      18,380                                                                 309,173       537,616


                                    MACHINERY-PRINT TRADE (0.59%)


    3,570                            Zebra Technologies (1)                           189,174
                  4,955       8,525                                                                 262,565       451,739


                                    MEDICAL INSTRUMENTS (1.15%)


    7,930                            Biomet                                           370,172
                 10,960      18,890                                                                 511,613       881,785


                                    MEDICAL LABORATORY & TESTING SERVICE (0.73%)


    5,170                            Laboratory Corp. of America Holdings (1)         236,786
                  7,100      12,270                                                                 325,180       561,966


                                    MEDICAL PRODUCTS (2.70%)


    3,240                            Cooper                                           227,934
                  4,490       7,730                                                                 315,872       543,806


    4,020                            Henry Schein (1)                                 254,185
                  5,590       9,610                                                                 353,456       607,641


    7,380                            INAMED (1)                                       392,247
                  9,850      17,230                                                                 523,527       915,774


                                    MEDICAL-BIOMEDICAL/GENE (1.02%)


    7,020                            Charles River Laboratories International         328,466
                  9,630      16,650 (1)                                                             450,588       779,054


                                    MEDICAL-DRUGS (2.86%)


    6,250                            Elan (1)                                         161,250
                  8,660      14,910                                                                 223,428       384,678


    8,590                            Medimmune (1)                                    244,128
                 11,870      20,460                                                                 337,345       581,473


    5,370                            OSI Pharmaceuticals (1)                          348,942
                  7,320      12,690                                                                 475,654       824,596


    3,600                            Sepracor (1)                                     165,348
                  4,990       8,590                                                                 229,191       394,539


                                    MEDICAL-HMO (0.97%)


    2,090                            AMERIGROUP (1)                                   125,400
                  2,900       4,990                                                                 174,000       299,400


    5,360                            Pacificare Health Systems (1)                    190,923
                  7,140      12,500                                                                 254,327       445,250


                                    MEDICAL-NURSING HOMES (0.47%)


    5,190                            Manor Care                                       169,921
                  5,890      11,080                                                                 192,839       362,760


                                    METAL-COPPER (0.48%)


    1,760                            Phelps Dodge                                     154,070
                  2,420       4,180                                                                 211,847       365,917


                                    MISCELLANEOUS INVESTING (0.54%)


   12,170                            Host Marriott (1)                                177,074
                 16,300      28,470                                                                 237,165       414,239


                                    MOTION PICTURES & SERVICES (0.73%)


    5,980                            DreamWorks Animation (1)                         233,519
                  8,290      14,270                                                                 323,725       557,244


                                    NETWORKING PRODUCTS (3.20%)


   28,290                            Juniper Networks (1)                             752,797
                 39,330      67,620                                                               1,046,571     1,799,368


   11,230                            Network Appliance (1)                            274,798
                 15,430      26,660                                                                 377,572       652,370


                                    OIL & GAS DRILLING (0.30%)
                                                                                                                        -


                                    Transocean Sedco Forex (1)
        -         6,380       6,380                                                         -       224,895       224,895


                                    OIL COMPANY-EXPLORATION & PRODUCTION (1.80%)


   11,620                            Range Resources                                  182,434
                 15,010      26,630                                                                 235,657       418,091


    1,990                            Ultra Petroleum (1)                               96,714
                  2,740       4,730                                                                 133,164       229,878


    9,335                            XTO Energy                                       311,602
                 12,407      21,742                                                                 414,146       725,748


                                    OIL FIELD MACHINERY & EQUIPMENT (0.67%)


    3,770                            Smith International (1)                          218,962
                  5,010       8,780                                                                 290,981       509,943


                                    OIL REFINING & MARKETING (0.66%)


    3,680                            Ashland                                          212,042
                  5,090       8,770                                                                 293,286       505,328


                                    OIL-FIELD SERVICES (0.92%)


    6,970                            Baker Hughes                                     298,525
                  9,400      16,370                                                                 402,602       701,127


                                    OPTICAL SUPPLIES (1.11%)


    5,860                            Bausch & Lomb                                    357,226
                  8,100      13,960                                                                 493,776       851,002


                                    PIPELINES (0.35%)


    3,800                            Western Gas Resources                            111,302
                  5,220       9,020                                                                 152,894       264,196


                                    RADIO (0.38%)


   31,070                            Sirius Satellite Radio (1)                       121,173
                 42,910      73,980                                                                 167,349       288,522


                                    RETAIL-APPAREL & SHOE (2.52%)


    5,060                            American Eagle Outfitters                        206,853
                  6,960      12,020                                                                 284,525       491,378


    9,260                            Chico's FAS (1)                                  370,678
                 12,490      21,750                                                                 499,974       870,652


    5,850                            Urban Outfitters (1)                             239,850
                  8,040      13,890                                                                 329,640       569,490


                                    RETAIL-BEDDING (1.54%)


   12,110                            Bed Bath & Beyond (1)                            493,967
                 16,670      28,780                                                                 679,969     1,173,936


                                    RETAIL-CONSUMER ELECTRONICS (0.35%)


                                    RadioShack
        -         8,880       8,880                                                         -       265,778       265,778


                                    RETAIL-MAIL ORDER (1.29%)


   11,160                            Williams-Sonoma (1)                              425,977
                 14,700      25,860                                                                 561,099       987,076


                                    RETAIL-RESTAURANTS (2.09%)


    4,010                            P.F. Chang's China Bistro (1)                    203,868
                  5,380       9,390                                                                 273,519       477,387


   10,780                            Yum! Brands                                      468,930
                 14,900      25,680                                                                 648,150     1,117,080


                                    SAVINGS & LOANS-THRIFTS (0.62%)


    9,760                            Sovereign Bancorp                                211,304
                 12,290      22,050                                                                 266,079       477,383


                                    SEMICONDUCTOR COMPONENT-INTEGRATED
                                    CIRCUITS (1.10%)


   12,390                            Marvell Technology Group (1)                     353,982
                 17,120      29,510                                                                 489,118       843,100


                                    SEMICONDUCTOR EQUIPMENT (1.77%)


    3,270                            Kla-Tencor (1)                                   148,883
                  4,520       7,790                                                                 205,796       354,679


   16,530                            Lam Research (1)                                 430,276
                 22,040      38,570                                                                 573,701     1,003,977


                                    STEEL-SPECIALTY (0.66%)


   12,520                            Allegheny Technologies                           210,461
                 17,190      29,710                                                                 288,964       499,425


                                    TELECOMMUNICATION EQUIPMENT (1.00%)


   15,590                            Comverse Technology (1)                          321,778
                 21,660      37,250                                                                 447,062       768,840


                                    TELECOMMUNICATION SERVICES (0.45%)


    5,760                            Amdocs (1)                                       144,864
                  7,990      13,750                                                                 200,949       345,813


                                    THERAPEUTICS (1.62%)


    1,800                            Eyetech Pharmaceuticals (1)                       76,392
                  2,490       4,290                                                                 105,676       182,068


    7,780                            MGI Pharma (1)                                   207,493
                 10,820      18,600                                                                 288,569       496,062


    5,080                            Neurocrine Biosciences (1)                       236,474
                  6,850      11,930                                                                 318,867       555,341


                                    TRANSPORT-MARINE (0.78%)


    5,430                            Teekay Shipping                                  250,866
                  7,520      12,950                                                                 347,424       598,290


                                    TRANSPORT-SERVICES (0.77%)


    3,790                            Expeditors International of Washington           216,409
                  6,520      10,310                                                                 372,292       588,701


                                    TRANSPORT-TRUCK (0.53%)


    3,510                            Yellow Roadway (1)                               168,445
                  4,870       8,380                                                                 233,711       402,156


                                    WEB HOSTING & DESIGN (0.31%)


    3,680                            Macromedia (1)                                    99,875
                  5,100       8,780                                                                 138,414       238,289


                                                        TOTAL COMMON STOCKS        32,204,834    44,291,857    76,496,691


                                       TOTAL PORTFOLIO INVESTMENTS (99.95%)        32,204,834    44,291,857    76,496,691


                                    Cash, receivables and other assets,
                                      net of liabilities (0.05%)
                                                                                     (176,085)       214,017        37,932

                                                 TOTAL NET ASSETS (100.00%)       $32,028,749   $44,505,874   $76,534,623
                                                                                ===============================================

(1)  Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

   Unrealized Appreciation                              $4,385,140    $5,601,251    $9,986,391
   Unrealized Depreciation                               (674,095)     (771,131)   (1,445,226)
   Net Unrealized Appreciation (Depreciation)            3,711,045     4,830,120     8,541,165
   Cost for federal income tax purposes                $28,493,789   $39,461,737   $67,955,526

                        INVESTMENTS BY SECTOR (UNAUDITED)

                  Percentage of Total Value              Sector                                    Value
-----------------------------------------------------------------------------------------------------------------------------------


            21.13%        21.28%      21.22%      Consumer, Cyclical                $6,806,001    $9,426,122   $16,232,123


             21.05         20.94       20.99      Consumer, Non-cyclical             6,779,340     9,277,040    16,056,380


             15.25         15.27       15.26      Communications                     4,911,811     6,762,539    11,674,350


             15.17         15.25       15.21      Technology                         4,883,686     6,753,691    11,637,377


             11.32         11.02       11.15      Industrial                         3,645,376     4,882,585     8,527,961


              8.77          8.51        8.62      Financial                          2,823,109     3,767,169     6,590,278


              4.29          4.69        4.52      Energy                             1,381,540     2,077,568     3,459,108


              3.02          3.04        3.03      Basic Materials                      973,971     1,345,143     2,319,114


                                                                        TOTAL      $32,204,834   $44,291,857   $76,496,691
                                                                                ==============================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                            PRINCIPAL                                       COMBINED
                            SMALLCAP         SMALLCAP     PRO FORMA         SMALLCAP
                           FUND, INC.       BLEND FUND   ADJUSTMENTS       BLEND FUND
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..   $113,314,514      $ 95,256,243  $        --     $208,570,757
                         ============      ============  ===========     ============
ASSETS
Investment in
 securities--at value.   $119,160,124/(c)/ $104,577,803  $        --     $223,737,927/(c)/
Cash..................         28,882            16,768           --           45,650
Receivables:
 Capital Shares sold..         17,758           109,419           --          127,177
 Dividends and
  interest............         28,227            17,465           --           45,692
 Investment securities
  sold................        387,374           975,429           --        1,362,803
Other assets..........            767                --           --              767
                         ------------      ------------  -----------     ------------
          Total Assets    119,623,132       105,696,884           --      225,320,016
LIABILITIES
Accrued management and
 investment advisory
 fees.................         17,172            14,549           --           31,721
Accrued administrative
 service fees.........             --               246           --              246
Accrued distribution
 fees.................          8,360             7,511           --           15,871
Accrued directors'
 expense..............             75                --           --               75
Accrued service fees..             --               312           --              312
Accrued transfer and
 administrative fees..         79,769            37,168           --          116,937
Accrued other expenses         31,716            11,339           --           43,055
Payables:
 Capital Shares
  reacquired..........         59,060            17,360           --           76,420
 Investment securities
  purchased...........      2,371,890         2,903,946           --        5,275,836
 Variation margin on
  futures contracts...             --             3,500           --            3,500
Collateral obligation
 on securities loaned,
 at value.............     10,207,000                --           --       10,207,000
                         ------------      ------------  -----------     ------------
     Total Liabilities     12,775,042         2,995,931           --       15,770,973
                         ------------      ------------  -----------     ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES   $106,848,090      $102,700,953  $        --     $209,549,043
                         ============      ============  ===========     ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......   $117,892,520      $ 87,034,717  $        --     $204,927,237
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).    (16,890,040)        6,242,023           --      (10,648,017)
Net unrealized
 appreciation
 (depreciation) of
 investments..........      5,845,610         9,424,213           --       15,269,823
                         ------------      ------------  -----------     ------------
      Total Net Assets   $106,848,090      $102,700,953  $        --     $209,549,043
                         ============      ============  ===========     ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    100,000,000       225,000,000           --      225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A      $  2,563,339          N/A     $  2,563,339
  Shares issued and
 outstanding..........                          178,529                       178,529
  Net asset value per
 share................                     $      14.36                  $      14.36
                                           ============                  ============

Advisors Select: Net
 Assets...............            N/A      $  1,568,048          N/A     $  1,568,048
  Shares issued and
 outstanding..........                          109,729                       109,729
  Net asset value per
 share................                     $      14.29                  $      14.29
                                           ============                  ============

Class A: Net Assets...   $ 82,730,657               N/A           --     $ 82,730,657
  Shares issued and
 outstanding..........      9,018,226                     (3,265,051)       5,753,175
  Net asset value per
 share................   $       9.17                             --     $      14.38
  Maximum offering
 price per share /(a)/   $       9.73                             --     $      15.26
                         ============                             ==     ============

Class B: Net Assets...   $ 24,117,433               N/A           --     $ 24,117,433
  Shares issued and
 outstanding..........      2,777,782                     (1,100,631)       1,677,151
  Net asset value per
 share /(b)/..........   $       8.68                             --     $      14.38
                         ============                             ==     ============

Class J: Net Assets...            N/A      $ 77,396,158          N/A     $ 77,396,158
  Shares issued and
 outstanding..........                        5,530,234                     5,530,234
  Net asset value per
 share /(b)/..........                     $      14.00                  $      14.00
                                           ============                  ============

Institutional: Net
 Assets...............            N/A      $ 15,701,438          N/A     $ 15,701,438
  Shares issued and
 outstanding..........                        1,091,900                     1,091,900
  Net asset value per
 share................                     $      14.38                  $      14.38
                                           ============                  ============

Preferred: Net Assets.            N/A      $  5,455,808          N/A     $  5,455,808
  Shares issued and
 outstanding..........                          375,998                       375,998
  Net asset value per
 share................                     $      14.51                  $      14.51
                                           ============                  ============

Select: Net Assets....            N/A      $     16,162          N/A     $     16,162
  Shares issued and
 outstanding..........                            1,122                         1,122
  Net asset value per
 share................                     $      14.40                  $      14.40
                                           ============                  ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                         PRINCIPAL                                       COMBINED
                          SMALLCAP     SMALLCAP        PRO FORMA         SMALLCAP
                         FUND, INC.   BLEND FUND   ADJUSTMENTS /(A)/    BLEND FUND
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $   768,499   $  963,418      $      --        $ 1,731,917
 Interest.............       37,816       85,549             --            123,365
 Securities lending...       29,859           --             --             29,859
                        -----------   ----------      ---------        -----------
          Total Income      836,174    1,048,967             --          1,885,141
Expenses:
 Management and
  investment advisory
  fees................      879,267      640,271       (102,010)         1,417,528
 Distribution fees -
  Advisors Preferred..           --        5,477             --              5,477
 Distribution fees -
  Advisors Select.....           --        3,953             --              3,953
 Distribution fees -
  Class A.............      177,732           --             --            177,732
 Distribution fees -
  Class B.............      219,573           --             --            219,573
 Distribution fees -
  Class J.............           --      319,436             --            319,436
 Distribution fees -
  Select..............           --           15             --                 15
 Administrative
  service fees -
  Advisors Preferred..           --        3,287             --              3,287
 Administrative
  service fees -
  Advisors Select.....           --        2,636             --              2,636
 Administrative
  service fees -
  Preferred...........           --        5,900             --              5,900
 Administrative
  service fees -
  Select..............           --           21             --                 21
 Registration fees -
  Class A.............       10,605           --             --             10,605
 Registration fees -
  Class B.............        6,354           --             --              6,354
 Registration fees -
  Class J.............           --       19,416             --             19,416
 Service fees -
  Advisors Preferred..           --        3,725             --              3,725
 Service fees -
  Advisors Select.....           --        3,294             --              3,294
 Service fees -
  Preferred...........           --        8,046             --              8,046
 Service fees - Select           --           24             --                 24
 Shareholder reports -
  Class A.............       18,254           --             --             18,254
 Shareholder reports -
  Class B.............        5,893           --             --              5,893
 Shareholder reports -
  Class J.............           --       18,783             --             18,783
 Transfer and
  administrative fees
  - Class A...........      108,989           --             --            108,989
 Transfer and
  administrative fees
  - Class B...........       35,605           --             --             35,605
 Transfer and
  administrative fees
  - Class J...........           --      171,759             --            171,759
 Auditing and legal
  fees................        7,466           --         (7,466)                --
 Custodian fees.......       12,210           --        (12,210)                --
 Directors' expenses..        3,248           --         (3,248)                --
 Registration fees....       26,173           --             --             26,173
 Transfer and
  administrative fees.      289,406           --          1,865            291,271
 Other expenses.......        6,255           --         (6,255)                --
 Other expenses -
  Class J.............           --           37             --                 37
                        -----------   ----------      ---------        -----------
  Total Gross Expenses    1,807,030    1,206,080       (129,324)         2,883,786
 Less: Fees paid
  indirectly..........        4,709        1,105             --              5,814
                        -----------   ----------      ---------        -----------
    Total Net Expenses    1,802,321    1,204,975       (129,324)         2,877,972
                        -----------   ----------      ---------        -----------
 Net Investment Income
      (Operating Loss)     (966,147)    (156,008)       129,324           (992,831)

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........   19,381,225    6,657,144             --         26,038,369
 Futures contracts....           --      (37,041)            --            (37,041)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........   (8,345,060)    (186,740)            --         (8,531,800)
 Futures contracts.....           --      (65,993)            --            (65,993)
                         -----------   ----------      ---------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies   11,036,165    6,367,370             --         17,403,535
                         -----------   ----------      ---------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $10,070,018   $6,211,362      $ 129,324        $16,410,704
                         ===========   ==========      =========        ===========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
-----------------------------------------------------------------------------------------------------------------------------------
   Principal                                                                           Principal
    SmallCap   SmallCap                                                                 SmallCap          SmallCap
      Fund      Blend                                                                     Fund             Blend
      Inc.      Fund      Combined                                                        Inc.              Fund        Combined
-----------------------------------------------------------------------------------------------------------------------------------

                                     COMMON STOCKS (94.84%)
                                     AEROSPACE & DEFENSE EQUIPMENT (1.01%)
                                     Moog (1)                                           $     480,759    $    255,879  $   736,638
    12,810      6,818       19,628
                                     Orbital Sciences (1) (2)
    97,180     15,225      112,405                                                          1,005,813         157,579    1,163,392
                                     United Defense Industries (1)
         -      5,140        5,140                                                                  -         206,320      206,320
                                     AIRLINES (0.63%)
                                     ExpressJet Holdings (1)
    63,532     27,867       91,399                                                            706,476         309,881    1,016,357
                                     Skywest
         -     17,604       17,604                                                                  -         300,676      300,676
                                     APPAREL MANUFACTURERS (1.18%)
                                     Guess? (1)
    48,350          -       48,350                                                            807,445               -      807,445
                                     Kellwood
    22,832          -       22,832                                                            718,295               -      718,295
                                     Oxford Industries
    18,722          -       18,722                                                            694,399               -      694,399
                                     Quiksilver (1)
         -      9,300        9,300                                                                  -         253,425      253,425
                                     APPLICATIONS SOFTWARE (0.56%)
                                     Embarcadero Technologies (1)
    58,107          -       58,107                                                            472,410               -      472,410
                                     Serena Software (1)
         -     22,509       22,509                                                                  -         399,310      399,310
                                     SS&C Technologies
         -     12,466       12,466                                                                  -         294,696      294,696
                                     ATHLETIC FOOTWEAR (0.24%)
                                     Reebok International
         -     13,580       13,580                                                                  -         502,460      502,460
                                     AUDIO & VIDEO PRODUCTS (0.27%)
                                     Polycom (1)
         -     27,238       27,238                                                                  -         562,465      562,465
                                     AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.34%)
                                     Oshkosh Truck
         -     12,178       12,178                                                                  -         717,284      717,284
                                     AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.63%)
                                     American Axle & Manufacturing Holdings
         -      7,090        7,090                                                                  -         203,483      203,483
                                     Dana
         -     16,631       16,631                                                                  -         247,968      247,968
                                     Tenneco Automotive (1)
    31,601     36,601       68,202                                                            402,597         466,297      868,894
                                     BATTERIES & BATTERY SYSTEMS (0.66%)
                                     Rayovac (1)
    55,829          -       55,829                                                          1,390,700               -    1,390,700
                                     BUILDING & CONSTRUCTION PRODUCTS-
                                     MISCELLANEOUS (0.45%)
                                     Simpson Manufacturing
         -      3,298        3,298                                                                  -         211,995      211,995
                                     USG (1)
         -     32,887       32,887                                                                  -         736,340      736,340
                                     BUILDING PRODUCTS-CEMENT & AGGREGATE (1.01%)
                                     Eagle Materials
    21,840      8,667       30,507                                                          1,509,362         598,976    2,108,338
                                     BUILDING PRODUCTS-LIGHT FIXTURES (0.14%)
                                     Genlyte Group (1)
         -      4,117        4,117                                                                  -         302,846      302,846
                                     BUILDING PRODUCTS-WOOD (0.60%)
                                      Universal Forest Products
    24,317      9,904       34,221                                                            891,826         363,229    1,255,055
                                     BUILDING-HEAVY CONSTRUCTION (0.16%)
                                     Washington Group International (1)
         -      9,898        9,898                                                                  -         345,143      345,143
                                     BUILDING-MAINTENANCE & SERVICE (0.15%)
                                     Rollins
         -     12,204       12,204                                                                  -         321,575      321,575
                                     BUILDING-RESIDENTIAL & COMMERCIAL (1.07%)
                                     Brookfield Homes
         -     15,209       15,209                                                                  -         393,913      393,913
                                     Hovnanian Enterprises (1)
         -     13,860       13,860                                                                  -         520,304      520,304
                                     KB Home
         -     11,215       11,215                                                                  -         922,434      922,434
                                     M/I Schottenstein Homes
         -      9,554        9,554                                                                  -         410,822      410,822
                                     CABLE TV (0.05%)
                                     Mediacom Communications (1)
         -     15,908       15,908                                                                  -         104,197      104,197
                                     CASINO SERVICES (0.27%)
                                     Scientific Games (1)
         -     26,821       26,821                                                                  -         568,069      568,069
                                     CELLULAR TELECOMMUNICATIONS (0.06%)
                                     Boston Communications Group (1)
         -     15,023       15,023                                                                  -         136,709      136,709
                                     CHEMICALS-DIVERSIFIED (0.80%)
                                     FMC (1)
    17,464     20,821       38,285                                                            765,796         913,001    1,678,797
                                     CHEMICALS-SPECIALTY (0.81%)
                                     Albermarle
         -      8,354        8,354                                                                  -         299,491      299,491
                                     MacDermid
    38,221      5,990       44,211                                                          1,206,255         189,044    1,395,299
                                     CIRCUIT BOARDS (1.27%)
                                     Benchmark Electronics (1)
    24,174     20,784       44,958                                                            821,191         706,032    1,527,223
                                     SBS Technologies (1)
    55,763          -       55,763                                                            743,321               -      743,321
                                     TTM Technologies (1)
    42,181          -       42,181                                                            395,025               -      395,025
                                     COMMERCIAL BANKS (6.99%)
                                     Capital Corp of the West
    19,109          -       19,109                                                            879,970               -      879,970
                                     City Holding
    34,614      5,950       40,564                                                          1,199,375         206,168    1,405,543
                                     City National
         -     12,855       12,855                                                                  -         885,709      885,709
                                     Columbia Banking Systems
    46,408      8,511       54,919                                                          1,136,996         208,519    1,345,515
                                     Commerce Bancshares
    16,829          -       16,829                                                            826,304               -      826,304
                                     Community Trust Bancorp
     8,732          -        8,732                                                            288,156               -      288,156
                                     Cullen/Frost Bankers
         -      3,482        3,482                                                                  -         170,618      170,618
                                     CVB Financial
         -      6,240        6,240                                                                  -         154,752      154,752
                                     First Bancorp.
         -      6,301        6,301                                                                  -         343,594      343,594
                                     First Midwest Bancorp
         -      6,622        6,622                                                                  -         231,174      231,174
                                     Frontier Financial
    15,116          -       15,116                                                            581,890               -      581,890
                                     Hibernia
         -     39,046       39,046                                                                  -       1,132,334    1,132,334
                                     Hudson United Bancorp
         -     19,968       19,968                                                                  -         794,726      794,726
                                     IBERIABANK
     8,732          -        8,732                                                            532,827               -      532,827
                                     MB Financial
         -      3,640        3,640                                                                  -         155,574      155,574
                                     Oriental Financial Group
         -      5,200        5,200                                                                  -         147,316      147,316
                                     Pacific Capital Bancorp.
    27,705     15,991       43,696                                                            881,850         508,994    1,390,844
                                     R&G Financial
         -     15,865       15,865                                                                  -         596,841      596,841
                                     Signature Bank (1)
    18,889                  18,889                                                            556,659               -      556,659
                                     UCBH Holdings
         -     14,500       14,500                                                                  -         624,805      624,805
                                     Vineyard National Bancorp (1) (3) (4)
     4,738          -        4,738                                                             19,994               -       19,994
                                     Vineyard National Bancorp.
    23,686          -       23,686                                                            692,105               -      692,105
                                     Virginia Commerce Bancorp. (1) (2)
    30,453          -       30,453                                                            895,318               -      895,318
                                     COMMERCIAL SERVICE-FINANCE (0.72%)
                                     iPayment (1) (2)
    19,104                  19,104                                                            856,050               -      856,050
                                     NCO Group (1)
    24,459                  24,459                                                            654,278               -      654,278
                                     COMMERCIAL SERVICES (0.20%)
                                     Magellan Health Services (1)
         -     11,224       11,224                                                                  -         419,778      419,778
                                     COMPUTER AIDED DESIGN (0.59%)
                                     ANSYS (1)
    38,286      6,364       44,650                                                          1,056,694         175,646    1,232,340
                                     COMPUTER SERVICES (1.14%)
                                     CACI International (1)
    12,296          -       12,296                                                            749,687               -      749,687
                                     Cognizant Technology Solutions (1)
               12,332       12,332                                                                  -         419,288      419,288
                                     Perot Systems (1)
    39,696     18,616       58,312                                                            636,327         298,415      934,742
                                     SRA International (1)
         -      5,183        5,183                                                                  -         278,638      278,638
                                     COMPUTERS (0.22%)
                                     palmOne (1) (2)
    15,912          -       15,912                                                            460,971               -      460,971
                                     COMPUTERS-INTEGRATED SYSTEMS (0.11%)
                                     RadiSys (1)
         -     17,410       17,410                                                                  -         231,205      231,205
                                     COMPUTERS-MEMORY DEVICES (0.11%)
                                     Storage Technology (1)
         -      8,740        8,740                                                                  -         236,155      236,155
                                     COMPUTERS-PERIPHERAL EQUIPMENT (0.13%)
                                     Electronics for Imaging (1)
         -     15,339       15,339                                                                  -         276,716      276,716
                                     CONSUMER PRODUCTS-MISCELLANEOUS (0.31%)
                                     Central Garden & Pet (1)
         -      5,250        5,250                                                                  -         187,530      187,530
                                     Scotts (1)
         -      7,310        7,310                                                                  -         469,448      469,448
                                     CONTAINERS-METAL & GLASS (1.39%)
                                     Ball
         -     17,657       17,657                                                                  -         703,632      703,632
                                     Greif Brothers
    26,887          -       26,887                                                          1,117,155               -    1,117,155
                                     Silgan Holdings
    18,109      5,091       23,200                                                            859,362         241,593    1,100,955
                                     COSMETICS & TOILETRIES (0.12%)
                                     Chattem (1)
         -      7,456        7,456                                                                  -         249,478      249,478
                                     DATA PROCESSING & MANAGEMENT (0.45%)
                                     Global Payments
    11,171      6,235       17,406                                                            611,724         341,429      953,153
                                     DECISION SUPPORT SOFTWARE (0.15%)
                                     Wind River Systems
         -     23,972       23,972                                                                  -         320,985      320,985
                                     DENTAL SUPPLIES & EQUIPMENT (0.74%)
                                     Sybron Dental Specialties (1)
    26,559     21,354       47,913                                                            865,027         695,500    1,560,527
                                     DIAGNOSTIC EQUIPMENT (0.06%)
                                     Gen-Probe (1)
         -      3,467        3,467                                                                  -         121,484      121,484
                                     DIALYSIS CENTERS (0.17%)
                                     DaVita (1)
         -     12,376       12,376                                                                  -         366,577      366,577
                                     DIRECT MARKETING (0.16%)
                                     Catalina Marketing
         -     12,995       12,995                                                                  -         332,802      332,802
                                     DISTRIBUTION-WHOLESALE (1.81%)
                                     Aviall (1)
         -     11,939       11,939                                                                  -         258,479      258,479
                                     Hiughes Supply
         -     26,106       26,106                                                                  -         741,671      741,671
                                     Owens & Minor
         -     15,888       15,888                                                                  -         416,107      416,107
                                     United Stationers (1)
    12,491     11,501       23,992                                                            555,850         511,795    1,067,645
                                     Watsco
    33,924     12,061       45,985                                                            965,477         343,256    1,308,733
                                     DIVERSIFIED MANUFACTURING OPERATIONS (0.21%)
                                     Caslisle
         -      7,630        7,630                                                                  -         443,532      443,532
                                     E-MARKETING-INFORMATION (0.88%)
                                     Digital River (1)
    16,553      3,736       20,289                                                            551,215         124,409      675,624
                                     Digitas (1)
    81,141     49,461      130,602                                                            730,269         445,149    1,175,418
                                     E-SERVICES-CONSULTING (0.26%)
                                     Websense (1)
         -     13,619       13,619                                                                  -         552,523      552,523
                                     ELECTRIC PRODUCTS-MISCELLANEOUS (0.19%)
                                     Littelfuse (1)
         -     12,139       12,139                                                                  -         395,974      395,974
                                     ELECTRIC-INTEGRATED (0.93%)
                                     Great Plains Energy
         -      4,966        4,966                                                                  -         141,481      141,481
                                     MDU Resources Group
         -     29,640       29,640                                                                  -         760,266      760,266
                                     OGE Energy
         -     14,047       14,047                                                                  -         356,373      356,373
                                     Sierra Pacific Resources (1) (2)
    70,988          -       70,988                                                            681,485               -      681,485
                                     ELECTRONIC COMPONENTS-MISCELLANEOUS (0.32%)
                                     DSP Group (1)
         -     20,934       20,934                                                                  -         415,121      415,121
                                     Methode Electronics
         -     19,047       19,047                                                                  -         255,801      255,801
                                     ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.88%)
                                     Cree (1)
         -     16,517       16,517                                                                  -         570,002      570,002
                                     Fairchild Semiconductor International (1)
         -     34,522       34,522                                                                  -         496,081      496,081
                                     Microsemi (1)
    71,380     36,208      107,588                                                          1,109,245         562,672    1,671,917
                                     PMC - Sierra (1)
         -     15,277       15,277                                                                  -         156,742      156,742
                                     Semtech (1)
    23,246          -       23,246                                                            485,377               -      485,377
                                     Silicon Laboratories (1)
         -      6,285        6,285                                                                  -         188,362      188,362
                                     SiRF Technology Holdings (1)
    31,180          -       31,180                                                            369,171               -      369,171
                                     ELECTRONIC CONNECTORS (0.31%)
                                     Amphenol (1)
         -     18,747       18,747                                                                  -         643,584      643,584
                                     ELECTRONIC MEASUREMENT INSTRUMENTS (0.13%)
                                     Tektronix
         -      9,113        9,113                                                                  -         276,397      276,397
                                     ELECTRONIC PARTS DISTRIBUTION (0.23%)
                                     Avent (1)
         -     28,033       28,033                                                                  -         475,440      475,440
                                     ELECTRONICS-MILITARY (0.92%)
                                     Engineered Support Systems
    23,988     15,971       39,959                                                          1,152,384         767,247    1,919,631
                                     ENGINES-INTERNAL COMBUSTION (0.50%)
                                     Briggs & Stratton
     9,232      5,238       14,470                                                            662,950         376,141    1,039,091
                                     ENTERPRISE SOFTWARE & SERVICE (1.02%)
                                     Hyperion Solutions (1)
         -     18,409       18,409                                                                  -         738,753      738,753
                                     MicroStrategy (1) (2)
    12,319     10,965       23,284                                                            738,894         657,681    1,396,575
                                     ENTERTAINMENT SOFTWARE (0.30%)
                                     Activision (1)
    42,861          -       42,861                                                            620,627               -      620,627
                                     FILTRATION & SEPARATION PRODUCTS (0.24%)
                                     CLARCOR
         -     10,203       10,203                                                                  -         503,008      503,008
                                     FINANCE-AUTO LOANS (0.17%)
                                     Westcorp
         -      6,325        6,325                                                                  -         252,494      252,494
                                     WFS Financial (1)
         -      2,179        2,179                                                                  -          96,007       96,007
                                     FINANCE-CONSUMER LOANS (0.46%)
                                     Collegiate Funding Services (1)
    30,810     14,021       44,831                                                            380,504         173,159      553,663
                                     Portfolio Recovery Associates (1)
         -     12,216       12,216                                                                  -         411,924      411,924
                                     FINANCE-INVESTMENT BANKER & BROKER (0.05%)
                                     Raymond James Financial
         -      4,137        4,137                                                                  -         107,976      107,976
                                     FINANCE-MORTGAGE LOAN/BANKER (0.24%)
                                     American Home Mortgage Investment
         -     18,387       18,387                                                                  -         508,033      508,033
                                     FINANCIAL GUARANTEE INSURANCE (0.08%)
                                     Triad Guaranty (1)
         -      3,000        3,000                                                                  -         163,530      163,530
                                     FOOD-WHOLESALE & DISTRIBUTION (0.53%)
                                     Nash Finch
    35,783          -       35,783                                                          1,104,263               -    1,104,263
                                     FOOTWEAR & RELATED APPAREL (0.63%)
                                     Wolverine World Wide
    35,295      8,070       43,365                                                          1,074,380         245,651    1,320,031
                                     GARDEN PRODUCTS (0.16%)
                                     Toro
         -      4,963        4,963                                                                  -         338,725      338,725
                                     GAS-DISTRIBUTION (2.13%)
                                     AGL Resources
         -     16,789       16,789                                                                  -         523,817      523,817
                                     Energen
    22,049     20,069       42,118                                                          1,185,795       1,079,311    2,265,106
                                     ONEOK
         -     17,836       17,836                                                                  -         478,361      478,361
                                     UGI (6)
    21,844      8,981       30,825                                                            843,834         346,936    1,190,770
                                     HEALTH CARE COST CONTAINMENT (0.21%)
                                     First Health Group (1)
         -     27,197       27,197                                                                  -         432,976      432,976
                                     HOTELS & MOTELS (0.10%)
                                     Choice Hotels International
         -      4,156        4,156                                                                  -         207,384      207,384
                                     HOME FURNISHINGS (0.29%)
                                     Hooker Furniture
    27,127          -       27,127                                                            601,134               -      601,134
                                     HUMAN RESOURCES (1.61%)
                                     Heidrick & Struggles (1)
    39,660          -       39,660                                                          1,135,664               -    1,135,664
                                     Korn/Ferry International (1)
         -     21,312       21,312                                                                  -         370,829      370,829
                                     Labor Ready (1)
    89,225     40,407      129,632                                                          1,280,379         579,840    1,860,219
                                     INDEX FUND (0.53%)
                                     Regional Bank HOLDRs Trust
         -      8,109        8,109                                                                  -       1,101,445    1,101,445
                                     INSTRUMENTS-SCIENTIFIC (0.35%)
                                     Dionex (1)
     8,934      4,065       12,999                                                            500,304         227,640      727,944
                                     INTERNET APPLICATION SOFTWARE (0.65%)
                                     eResearch Technology (1)
         -     23,140       23,140                                                                  -         270,507      270,507
                                     Motive (1)
    72,006          -       72,006                                                          1,098,091               -    1,098,091
                                     INTERNET FINANCIAL SERVICES (0.10%)
                                     IndyMac Bancorp
         -      6,754        6,754                                                                  -         217,884      217,884
                                     INTERNET SECURITY (0.58%)
                                     RSA Security (1)
    41,222     18,571       59,793                                                            843,402         379,963    1,223,365
                                     INTERNET TELEPHONY (0.24%)
                                     j2 Global Communications (1)
         -     16,343       16,343                                                                  -         492,741      492,741
                                     INTIMATE APPAREL (0.09%)
                                     Warnaco Group (1)
         -      9,353        9,353                                                                  -         190,801      190,801
                                     INVESTMENT COMPANIES (0.66%)
                                     Apollo Investment (1)
   101,365          -      101,365                                                          1,378,564               -    1,378,564
                                     INVESTMENT MANAGEMENT & ADVISORY
                                     SERVICES (1.07%)
                                     Calamos Asset Management (1)
   115,300          -      115,300                                                          2,248,350               -    2,248,350
                                     LIFE & HEALTH INSURANCE (0.32%)
                                     Stancorp Financial Group
         -      6,521        6,521                                                                  -         491,553      491,553
                                     Universal American Financial (1)
         -     15,566       15,566                                                                  -         189,282      189,282
                                     MACHINERY TOOLS & RELATED PRODUCTS (0.39%)
                                     Kennametal
    17,464          -       17,464                                                            812,600               -      812,600
                                     MACHINERY-CONSTRUCTION & MINING (0.81%)
                                     Joy Global
         -      8,024        8,024                                                                  -         271,131      271,131
                                     Terex (1)
    22,691     14,582       37,273                                                            862,258         554,116    1,416,374
                                     MACHINERY-GENERAL INDUSTRY (0.80%)
                                     Gardner Denver (1)
    47,137      8,998       56,135                                                          1,413,167         269,760    1,682,927
                                     MEDICAL INFORMATION SYSTEM (0.48%)
                                     Dendrite International (1)
    54,728     13,669       68,397                                                            801,765         200,251    1,002,016
                                     MEDICAL INSTRUMENTS (1.39%)
                                     dj Orthopedics (1)
    57,380     10,457       67,837                                                            978,329         178,292    1,156,621
                                     Kensey Nash (1) (2)
    41,059     16,530       57,589                                                          1,174,287         472,758    1,647,045
                                     Techne (1)
         -      2,993        2,993                                                                  -         107,808      107,808
                                     MEDICAL LASER SYSTEMS (0.36%)
                                     Candela (1)
         -     45,491       45,491                                                                  -         462,871      462,871
                                     IntraLase (1)
    15,454          -       15,454                                                            297,180               -      297,180
                                     MEDICAL PRODUCTS (0.89%)
                                     Cooper
     5,458      3,921        9,379                                                            383,971         275,842      659,813
                                     INAMED (1)
    15,108      5,898       21,006                                                            802,990         313,479    1,116,469
                                     VNUS Medical Technologies (1)
     6,404          -        6,404                                                             96,252               -       96,252
                                     MEDICAL-BIOMEDICAL/GENE (1.67%)
                                     Affymetrix (1)
         -     19,466       19,466                                                                  -         593,713      593,713
                                     Celera Genomics Group (1)
         -     18,641       18,641                                                                  -         238,978      238,978
                                     Cell Genesys (1) (2)
    61,577          -       61,577                                                            403,945               -      403,945
                                     deCODE genetics (1) (2)
    68,236     24,182       92,418                                                            477,652         169,274      646,926
                                     Lexicon Genetics (1) (2)
    75,536     33,902      109,438                                                            491,740         220,702      712,442
                                     Maxim Pharmaceuticals (1) (2)
    62,146     49,076      111,222                                                            155,365         122,690      278,055
                                     Regeneron Pharmaceutical (1) (2)
    85,189          -       85,189                                                            619,324               -      619,324
                                     MEDICAL-DRUGS (1.06%)
                                     Array BioPharma (1) (2)
    55,890          -       55,890                                                            390,671               -      390,671
                                     Endo Pharmaceuticals Holdings (1)
         -     17,257       17,257                                                                  -         376,203      376,203
                                     First Horizon Pharmaceutical (1)
         -     13,047       13,047                                                                  -         320,695      320,695
                                     Hi-Tech Parmacal (1)
         -      8,610        8,610                                                                  -         139,568      139,568
                                     Ligand Pharmaceuticals (1)
         -     14,225       14,225                                                                  -         126,816      126,816
                                     Salix Pharmaceuticals (1)
         -      8,843        8,843                                                                  -         141,753      141,753
                                     Santarus (1) (2)
    72,883          -       72,883                                                            715,711               -      715,711
                                     MEDICAL-HMO (1.10%)
                                     Sierra Health Services (1)
    23,618     16,097       39,715                                                          1,127,051         768,149    1,895,200
                                     WellChoice (1)
         -      9,999        9,999                                                                  -         417,558      417,558
                                     MEDICAL-HOSPITALS (0.51%)
                                     LifePoint Hospitals (1)
         -     26,323       26,323                                                                  -         853,392      853,392
                                     VCA Antech (1)
         -      9,845        9,845                                                                  -         220,725      220,725
                                     MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.86%)
                                     Apria Healthcare Group (1) (6)
    29,053     10,320       39,373                                                            794,890         282,355    1,077,245
                                     Select Medical
    41,760          -       41,760                                                            717,854               -      717,854
                                     METAL PROCESSORS & FABRICATION (1.37%)
                                      Commercial Metals
    34,344     10,011       44,355                                                          1,241,536         361,897    1,603,433
                                      Metals USA (1)
    46,571          -       46,571                                                            794,501               -      794,501
                                     Quanex
         -      9,251        9,251                                                                  -         469,026      469,026
                                     METAL-ALUMINUM (0.21%)
                                     Century Aluminum (1)
         -     18,799       18,799                                                                  -         435,009      435,009
                                     METAL-IRON (0.38%)
                                     Cleveland-Cliffs (1)
         -      8,744        8,744                                                                  -         637,438      637,438
                                     Gibraltar Industries
         -      4,308        4,308                                                                  -         150,823      150,823
                                     MISCELLANEOUS INVESTING (5.52%)
                                      Brandywine Realty Trust
    22,081          -       22,081                                                            649,623               -      649,623
                                      CRT Properties
    59,942     10,927       70,869                                                          1,328,315         242,142    1,570,457
                                      Entertainment Properties Trust
    21,105     13,371       34,476                                                            842,089         533,503    1,375,592
                                     Federal Realty Investment Trust
         -      8,618        8,618                                                                  -         408,924      408,924
                                      Gramercy Capital (1)
    41,694     15,282       56,976                                                            679,612         249,097      928,709
                                     Healthcare Realty Trust
         -      9,588        9,588                                                                  -         386,876      386,876
                                     New Century Financial
         -      6,704        6,704                                                                  -         369,725      369,725
                                      Newcastle Investment (2)
    48,014     23,108       71,122                                                          1,469,708         707,336    2,177,044
                                      PS Business Parks
    21,092      4,899       25,991                                                            926,361         215,164    1,141,525
                                      Redwood Trust
    21,135                  21,135                                                          1,271,482                    1,271,482
                                     SL Green Realty
         -      9,141        9,141                                                                  -         501,110      501,110
                                     Thornburg Mortgage
         -     15,721       15,721                                                                  -         449,149      449,149
                                     Ventas
         -     12,706       12,706                                                                  -         341,791      341,791
                                     MOTION PICTURES & SERVICES (0.26%)
                                     Macrovision (1)
         -     18,559       18,559                                                                  -         501,835      501,835
                                     Metro-Goldwyn-Mayer (1)
         -      4,086        4,086                                                                  -          48,297       48,297
                                     MULTI-LEVEL DIRECT SELLING (0.21%)
                                     Nu Skin Enterprises
         -     23,094       23,094                                                                  -         446,638      446,638
                                     MULTIMEDIA (0.46%)
                                      Journal Communications
    35,950      7,750       43,700                                                            579,514         124,930      704,444
                                     Media General
         -      4,490        4,490                                                                  -         261,767      261,767
                                     OFFICE AUTOMATION & EQUIPMENT (0.16%)
                                     Imagistics International (1)
         -      9,725        9,725                                                                  -         334,734      334,734
                                     OFFICE FURNISHINGS-ORIGINAL (0.27%)
                                     HNI
         -     13,701       13,701                                                                  -         553,520      553,520
                                     OFFICE SUPPLIES & FORMS (0.20%)
                                     John H. Harland
         -     13,005       13,005                                                                  -         419,151      419,151
                                     OIL COMPANY-EXPLORATION & PRODUCTION (2.37%)
                                      Houston Exploration (1)
    20,617      7,970       28,587                                                          1,208,156         467,042    1,675,198
                                      KCS Energy (1)
    18,964     17,863       36,827                                                            258,100         243,115      501,215
                                      Meridian Resource (1)
    76,841     45,550      122,391                                                            618,570         366,678      985,248
                                     Noble Energy
         -     13,780       13,780                                                                  -         799,240      799,240
                                     Plains Exploration & Production
         -     21,597       21,597                                                                  -         539,925      539,925
                                     Pogo Producing
         -     10,108       10,108                                                                  -         463,452      463,452
                                     OIL FIELD MACHINERY & EQUIPMENT (0.24%)
                                     FMC Technologies (1)
         -      9,799        9,799                                                                  -         296,224      296,224
                                     Universal Compression Holdings (1)
         -      6,231        6,231                                                                  -         215,468      215,468
                                     OIL REFINING & MARKETING (0.52%)
                                     Tesoro Petroleum (1)
         -     35,875       35,875                                                                  -       1,086,295    1,086,295
                                     OIL-FIELD SERVICES (0.35%)
                                     Cal Dive International (1)
         -     20,885       20,885                                                                  -         739,538      739,538
                                     OPTICAL SUPPLIES (0.53%)
                                     Advanced Medical Optics (1)
         -     11,596       11,596                                                                  -         453,404      453,404
                                     Bausch & Lomb
         -     10,591       10,591                                                                  -         645,627      645,627
                                     PAPER & RELATED PRODUCTS (0.28%)
                                     Louisiana-Pacific
         -     23,958       23,958                                                                  -         587,211      587,211
                                     PIPELINES (0.45%)
                                     Equitable Resources
         -          7            7                                                                  -             387          387
                                     Questar
         -     19,695       19,695                                                                  -         945,360      945,360
                                     POULTRY (0.27%)
                                     Pilgrims Pride
         -     21,183       21,183                                                                  -         572,788      572,788
                                     PRINTING-COMMERCIAL (0.35%)
                                     Banta
         -     10,319       10,319                                                                  -         419,777      419,777
                                     Consolidated Graphics (1)
         -      7,209        7,209                                                                  -         307,824      307,824
                                     PRIVATE CORRECTIONS (0.31%)
                                      GEO Group (1)
    31,989          -       31,989                                                            640,100               -      640,100
                                     PROPERTY & CASUALTY INSURANCE (2.41%)
                                      Arch Capital Group (1)
    18,132     12,251       30,383                                                            681,219         460,270    1,141,489
                                     First American
         -      9,074        9,074                                                                  -         283,018      283,018
                                      Infinity Property & Casualty
    43,087     18,898       61,985                                                          1,339,144         587,350    1,926,494
                                     Selective Insurance Group
         -      6,215        6,215                                                                  -         242,882      242,882
                                      Stewart Information Services
    14,871          -       14,871                                                            630,828               -      630,828
                                     W.R. Berkley
         -     19,208       19,208                                                                  -         820,950      820,950
                                     PUBLISHING-NEWSPAPERS (0.10%)
                                     Journal Register (1)
         -     10,764       10,764                                                                  -         202,363      202,363
                                     RACETRACKS (0.71%)
                                      Penn National Gaming (1)
    24,677     11,034       35,711                                                          1,024,836         458,242    1,483,078
                                     RADIO (0.62%)
                                      Emmis Communications (1)
    23,562     32,112       55,674                                                            440,609         600,494    1,041,103
                                     Radio One (1)
         -     17,705       17,705                                                                  -         260,087      260,087
                                     RECREATIONAL VEHICLES (0.31%)
                                      Thor Industries
    23,270          -       23,270                                                            647,139               -      647,139
                                     REINSURANCE (0.70%)
                                      Max Re Capital
    32,330          -       32,330                                                            610,067               -      610,067
                                      PXRE Group
    34,654          -       34,654                                                            850,409               -      850,409
                                     RENTAL-AUTO & EQUIPMENT (0.31%)
                                      Aaron Rents
    24,084          -       24,084                                                            522,623               -      522,623
                                     Rent-A-Center (1)
         -      5,354        5,354                                                                  -         128,442      128,442
                                     RESORTS & THEME PARKS (0.35%)
                                      Vail Resorts (1)
    36,438          -       36,438                                                            730,946               -      730,946
                                     RESPIRATORY PRODUCTS (0.70%)
                                      Respironics (1)
    18,814      9,795       28,609                                                            961,207         500,426    1,461,633
                                     RETAIL-APPAREL & SHOE (1.71%)
                                     Claire's Stores (6)
         -     34,344       34,344                                                                  -         893,631      893,631
                                     Foot Locker
         -     27,238       27,238                                                                  -         664,607      664,607
                                      Genesco (1)
    23,798          -       23,798                                                            609,229               -      609,229
                                     Kenneth Cole Productions
         -     14,231       14,231                                                                  -         377,121      377,121
                                      Stein Mart (1)
    42,024     20,406       62,430                                                            698,439         339,148    1,037,587
                                     RETAIL-AUTO PARTS (0.10%)
                                     CSK Auto (1)
         -     14,792       14,792                                                                  -         216,555      216,555
                                     RETAIL-BOOKSTORE (0.51%)
                                     Barnes & Noble (1)
         -     26,451       26,451                                                                  -         880,025      880,025
                                     Borders Group
         -      8,189        8,189                                                                  -         186,627      186,627
                                     RETAIL-CATALOG SHOPPING (0.18%)
                                     Coldwater Creek (1)
         -     16,301       16,301                                                                  -         375,249      375,249
                                     RETAIL-COMPUTER EQUIPMENT (0.25%)
                                      Insight Enterprises (1)
    28,214          -       28,214                                                            523,511               -      523,511
                                     RETAIL-CONVENIENCE STORE (0.05%)
                                     Pantry (1)
         -      4,597        4,597                                                                  -         105,685      105,685
                                     RETAIL-HAIR SALONS (0.36%)
                                     Regis
         -     17,619       17,619                                                                  -         754,093      754,093
                                     RETAIL-JEWELRY (0.10%)
                                     Zale (1)
         -      7,703        7,703                                                                  -         219,690      219,690
                                     RETAIL-MUSIC STORE (0.37%)
                                      Guitar Center (1)
    17,432          -       17,432                                                            777,990               -      777,990
                                     RETAIL-RESTAURANTS (1.27%)
                                     CBRL Group
         -     20,442       20,442                                                                  -         741,227      741,227
                                     CEC Entertainment (1)
         -      6,810        6,810                                                                  -         258,916      258,916
                                      McCormick & Schmick's Seafood Restaurants (1)
    42,011          -       42,011                                                            584,373               -      584,373
                                      Ruby Tuesday
    26,177     17,378       43,555                                                            646,572         429,237    1,075,809
                                     RETAIL-SPORTING GOODS (0.41%)
                                      Big 5 Sporting Goods (1)
    33,777          -       33,777                                                            857,598               -      857,598
                                     SAVINGS & LOANS-THRIFTS (1.27%)
                                      Hudson River Bancorp.
    39,228          -       39,228                                                            769,261               -      769,261
                                      Independence Community Bank
    27,254      8,867       36,121                                                          1,025,568         333,665    1,359,233
                                     PFF Bancorp
         -      7,418        7,418                                                                  -         292,640      292,640
                                     Sterling Financial (1)
         -      6,180        6,180                                                                  -         232,183      232,183
                                     SEISMIC DATA COLLECTION (0.53%)
                                      Veritas DGC (1) (2)
    52,363          -       52,363                                                          1,104,859               -    1,104,859
                                     SEMICONDUCTOR COMPONENT-INTEGRATED
                                     CIRCUITS (0.39%)
                                     Exar (1)
         -      8,927        8,927                                                                  -         134,084      134,084
                                      Micrel (1)
    39,838     22,036       61,874                                                            447,381         247,464      694,845
                                     SEMICONDUCTOR EQUIPMENT (0.90%)
                                     Brooks Automation (1)
         -      4,919        4,919                                                                  -          73,195       73,195
                                     MKS Instruments (1)
         -      6,950        6,950                                                                  -         109,949      109,949
                                      Mykrolis (1)
    56,373      8,707       65,080                                                            592,480          91,510      683,990
                                      Varian Semiconductor Equipment  Associates (1)
    14,967     14,733       29,700                                                            518,008         509,909    1,027,917
                                     STEEL PIPE & TUBE (0.41%)
                                      Maverick Tube (1)
    32,291          -       32,291                                                            851,514               -      851,514
                                     STEEL PRODUCERS (0.52%)
                                      Schnitzer Steel Industries
    22,212     16,375       38,587                                                            627,489         462,594    1,090,083
                                     TELECOMMUNICATION EQUIPMENT (1.40%)
                                      Comtech Telecommunications (1) (2)
    39,012      5,328       44,340                                                          1,069,319         146,040    1,215,359
                                     Ditech Communications (1)
         -     29,445       29,445                                                                  -         675,468      675,468
                                     Plantronics
         -     11,145       11,145                                                                  -         484,808      484,808
                                     Tekelec (1)
         -     16,984       16,984                                                                  -         379,083      379,083
                                     Westell Technologies (1)
         -     32,073       32,073                                                                  -         179,930      179,930
                                     TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.77%)
                                      C-COR.net (1)
   166,437     35,939      202,376                                                          1,251,606         270,261    1,521,867
                                     Sycamore Networks (1)
         -     24,244       24,244                                                                  -          88,976       88,976
                                     THEATERS (0.45%)
                                      Carmike Cinemas
    22,951      3,182       26,133                                                            821,646         113,916      935,562
                                     THERAPEUTICS (1.47%)
                                      Dyax (1)
    73,135     25,457       98,592                                                            419,795         146,123      565,918
                                      Eyetech Pharmaceuticals (1) (2)
    15,902      9,200       25,102                                                            674,881         390,448    1,065,329
                                     Medicines (1)
         -     16,887       16,887                                                                  -         449,870      449,870
                                      NeoPharm (1) (2)
    63,376     14,433       77,809                                                            460,427         104,856      565,283
                                      Onyx Pharmaceuticals (1) (2)
    15,719          -       15,719                                                            441,075               -      441,075
                                     TRANSACTIONAL SOFTWARE (0.50%)
                                      Transaction Systems Architects (1)
    46,015     17,579       63,594                                                            754,416         288,208    1,042,624
                                     TRANSPORT-SERVICES (0.86%)
                                      Laidlaw International (1)
    43,683          -       43,683                                                            728,195               -      728,195
                                      Offshore Logistics (1)
    22,974      6,927       29,901                                                            830,740         250,480    1,081,220
                                     TRANSPORT-TRUCK (0.62%)
                                     J.B. Hunt Transport Services
         -      6,833        6,833                                                                  -         279,196      279,196
                                      USF
    17,473          -       17,473                                                            626,232               -      626,232
                                     Yellow Roadway (1)
         -      8,247        8,247                                                                  -         395,774      395,774
                                     TRUCKING  & LEASING (0.11%)
                                     Ryder System (6)
         -      4,696        4,696                                                                  -         235,270      235,270
                                     VITAMINS & NUTRITION PRODUCTS (0.14%)
                                     USANA Health Sciences (1)
         -     10,073       10,073                                                                  -         300,478      300,478
                                     WEB PORTALS (0.14%)
                                     United Online (1)
         -     30,273       30,273                                                                  -         284,263      284,263
                                     WIRE & CABLE PRODUCTS (0.31%)
                                      Encore Wire (1)
    52,393          -       52,393                                                            644,958               -      644,958

                                                                                          105,489,255      93,237,174  198,726,429

                                   COMMERCIAL PAPER (7.06%)
                                     FINANCE-CONSUMER LOANS (1.65%)
                                      Investment in Joint Trading Account;
 3,463,869                                  Household Finance 1.84%; 11/01/04
                    -    3,463,869                                                          3,463,869               -    3,463,869
                                          FINANCE-MORTGAGE LOAN/BANKER (5.41%)
                                           Investment in Joint Trading Account;
                                          Federal Home Loan Bank 1.69%; 11/01/04
         - 11,340,629   11,340,629                                                                  -      11,340,629   11,340,629

                                                          TOTAL COMMERCIAL PAPER            3,463,869      11,340,629   14,804,498

                                   REPURCHASE AGREEMENTS (4.87%)

                                   Goldman Sachs; 1.75%; dated 10/29/04
                                     maturing 11/01/04 (collateralized by U.S.
                                     Treasuries; $10,295,400; 11/18/04 - 01/15/12)(5)
10,208,489          -   10,208,489                                                         10,207,000               -   10,207,000
                                                    TOTAL REPURCHASE AGREEMENTS            10,207,000               -   10,207,000

                                          TOTAL PORTFOLIO INVESTMENTS (106.77%)           119,160,124     104,577,803  223,737,927

                                   Liabilities, net of cash, receivables and
                                     other assets (-6.77%)                                (12,312,034)     (1,876,850) (14,188,884)

                                                      TOTAL NET ASSETS (100.00%)         $106,848,090    $102,700,953 $209,549,043
                                                                                     ===============================================

(1)  Non-income producing security.
(2)  Security or a portion of the security was on loan at the end of the period.
(3) Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $19,994 or 0.01% of net assets.
(4) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $19,994 or 0.01% of net assets.
(5)  Security was purchased with the cash proceeds from securities loans.
(6) Security or a portion of the security was pledged to cover margin requirements for futures contracts.


 UNREALIZED APPRECIATION (DEPRECIATION)
 The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

 Unrealized Appreciation                                                                $ 10,932,247    $ 12,792,816   $ 23,725,063
 Unrealized Depreciation                                                                  (5,132,921)     (3,481,169)    (8,614,090)
                                                                                   -------------------------------------------------
 Net Unrealized Appreciation (Depreciation)                                                5,799,326       9,311,647     15,110,973
 Cost for federal income tax purposes                                                  $ 113,360,798    $ 95,266,156   $208,626,954

                                                                                     Opening             Current         Unrealized
 Contract Type                                       Commitment                    Market Value        Market Value      Gain(Loss)
-----------------------------------------------------------------------------------------------------------------------------------
 FUTURES CONTRACTS
 14 Russell 2000 December 2004 Futures                   Buy                         $ 3,988,847        $ 4,091,500      $ 102,653



                    INVESTMENTS BY SECTOR (UNAUDITED)
            Percentage of Total Value                 Sector                                            Value
------------------------------------------------------------------------------------------------------------------------------------
  32.93%       15.12%     24.44%        Financial                                    $39,243,417    $16,430,741       $55,674,158
   16.48       14.59      15.58         Consumer, Non-cyclical                        19,642,982     15,857,850        35,500,832
   12.13       16.23      14.08         Consumer, Cyclical                            14,448,330     17,635,144        32,083,474
   16.35        11.3      13.94         Industrial                                    19,484,340     12,280,980        31,765,320
    8.75        8.33       8.55         Technology                                    10,425,176      9,047,200        19,472,376
    5.51        6.77       6.11         Communications                                 6,564,026      7,359,935        13,923,961
       -       10.44       4.98         Government                                             -     11,340,629        11,340,629
    3.39        5.67       4.48         Energy                                         4,041,199      6,162,723        10,203,922
    2.28        3.39       2.81         Utilities                                      2,711,114      3,686,545         6,397,659
    2.18        3.38       2.75         Basic Materials                                2,599,540      3,674,610         6,274,150
       -        3.77       1.80         Futures Contracts                                      -      4,091,500         4,091,500
       -        1.01       0.48         Funds                                                  -      1,101,446         1,101,446
                                                              TOTAL                 $119,160,124   $108,669,303      $227,829,427
                                                                                  ================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                           PRINCIPAL
                          REAL ESTATE                                       COMBINED
                           SECURITIES       REAL ESTATE     PRO FORMA      REAL ESTATE
                        FUND, INC. /(C)/  SECURITIES FUND  ADJUSTMENTS   SECURITIES FUND
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..    $ 62,953,462     $344,712,934    $      --      $407,666,396
                          ============     ============    =========      ============
ASSETS
Investment in
 securities--at value.    $ 81,449,149     $418,867,089    $      --      $500,316,238
Cash..................          20,765           91,921           --           112,686
Receivables:
 Capital Shares sold..         130,175          548,205           --           678,380
 Dividends and
  interest............         108,707          526,259           --           634,966
Other assets..........             199               --           --               199
Prepaid directors'
 expenses.............              61               --           --                61
                          ------------     ------------    ---------      ------------
          Total Assets      81,709,056      420,033,474           --       501,742,530
LIABILITIES
Accrued management and
 investment advisory
 fees.................          13,909           67,538           --            81,447
Accrued administrative
 service fees.........              --            1,865           --             1,865
Accrued distribution
 fees.................           6,509           10,981           --            17,490
Accrued service fees..              --            2,318           --             2,318
Accrued transfer and
 administrative fees..          36,400           37,788           --            74,188
Accrued other expenses          20,493           10,769           --            31,262
Payables:
 Capital Shares
  reacquired..........          18,281           22,870           --            41,151
 Investment securities
  purchased...........         149,680          804,066           --           953,746
                          ------------     ------------    ---------      ------------
     Total Liabilities         245,272          958,195           --         1,203,467
                          ------------     ------------    ---------      ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES    $ 81,463,784     $419,075,279    $      --      $500,539,063
                          ============     ============    =========      ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......    $ 52,314,244     $315,279,476    $      --      $367,593,720
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....          64,950        4,989,581           --         5,054,531
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).      10,588,903       24,652,067           --        35,240,970
Net unrealized
 appreciation
 (depreciation) of
 investments..........      18,495,687       74,154,155           --        92,649,842
                          ------------     ------------    ---------      ------------
      Total Net Assets    $ 81,463,784     $419,075,279    $      --      $500,539,063
                          ============     ============    =========      ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....     100,000,000      285,000,000           --       285,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........             N/A     $ 24,621,054          N/A      $ 24,621,054
  Shares issued and
 outstanding..........                        1,345,396                      1,345,396
  Net asset value per
 share................                     $      18.30                   $      18.30
                                           ============                   ============

Advisors Select: Net
 Assets...............             N/A     $ 12,660,317          N/A      $ 12,660,317
  Shares issued and
 outstanding..........                          697,424                        697,424
  Net asset value per
 share................                     $      18.15                   $      18.15
                                           ============                   ============

Class A: Net Assets...    $ 62,361,557              N/A           --      $ 62,361,557
  Shares issued and
 outstanding..........       3,783,350                      (401,487)        3,381,863
  Net asset value per
 share................    $      16.48                            --      $      18.44
  Maximum offering
 price per share /(a)/    $      17.49                            --      $      19.56
                          ============                            ==      ============

Class B: Net Assets...    $ 19,102,227              N/A           --      $ 19,102,227
  Shares issued and
 outstanding..........       1,166,474                      (130,561)        1,035,913
  Net asset value per
 share /(b)/..........    $      16.38                            --      $      18.44
                          ============                            ==      ============

Class J: Net Assets...             N/A     $ 95,695,905          N/A      $ 95,695,905
  Shares issued and
 outstanding..........                        5,236,438                      5,236,438
  Net asset value per
 share /(b)/..........                     $      18.28                   $      18.28
                                           ============                   ============

Institutional: Net
 Assets...............             N/A     $253,838,212          N/A      $253,838,212
  Shares issued and
 outstanding..........                       13,769,054                     13,769,054
  Net asset value per
 share................                     $      18.44                   $      18.44
                                           ============                   ============

Preferred: Net Assets.             N/A     $ 30,865,050          N/A      $ 30,865,050
  Shares issued and
 outstanding..........                        1,694,764                      1,694,764
  Net asset value per
 share................                     $      18.21                   $      18.21
                                           ============                   ============

Select: Net Assets....             N/A     $  1,394,741          N/A      $  1,394,741
  Shares issued and
 outstanding..........                           76,613                         76,613
  Net asset value per
 share................                     $      18.21                   $      18.21
                                           ============                   ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Effective March 1, 2004, Principal Real Estate Fund, Inc. changed its name to Principal Real Estate Securities Fund, Inc.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                         PRINCIPAL
                        REAL ESTATE                                          COMBINED
                         SECURITIES    REAL ESTATE        PRO FORMA         REAL ESTATE
                         FUND, INC.  SECURITIES FUND  ADJUSTMENTS /(A)/   SECURITIES FUND
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $ 2,197,747    $ 9,667,005        $     --          $11,864,752
 Interest.............       14,982         96,979              --              111,961
                        -----------    -----------        --------          -----------
          Total Income    2,212,729      9,763,984              --           11,976,713
Expenses:
 Management and
  investment advisory
  fees................      598,397      2,459,268         (33,586)           3,024,079
 Distribution fees -
  Advisors Preferred..           --         43,349              --               43,349
 Distribution fees -
  Advisors Select.....           --         24,673              --               24,673
 Distribution fees -
  Class A.............      127,274             --              --              127,274
 Distribution fees -
  Class B.............      142,069             --              --              142,069
 Distribution fees -
  Class J.............           --        352,456              --              352,456
 Distribution fees -
  Select..............           --            620              --                  620
 Administrative
  service fees -
  Advisors Preferred..           --         26,010              --               26,010
 Administrative
  service fees -
  Advisors Select.....           --         16,449              --               16,449
 Administrative
  service fees -
  Preferred...........           --         27,560              --               27,560
 Administrative
  service fees -
  Select..............           --            806              --                  806
 Registration fees -
  Class A.............       11,708             --              --               11,708
 Registration fees -
  Class B.............        7,547             --              --                7,547
 Registration fees -
  Class J.............           --         17,643              --               17,643
 Service fees -
  Advisors Preferred..           --         29,478              --               29,478
 Service fees -
  Advisors Select.....           --         20,561              --               20,561
 Service fees -
  Preferred...........           --         37,582              --               37,582
 Service fees - Select           --            930              --                  930
 Shareholder reports -
  Class A.............        7,619             --              --                7,619
 Shareholder reports -
  Class B.............        2,841             --              --                2,841
 Shareholder reports -
  Class J.............           --         23,069              --               23,069
 Transfer and
  administrative fees
  - Class A...........       48,823             --              --               48,823
 Transfer and
  administrative fees
  - Class B...........       18,299             --              --               18,299
 Transfer and
  administrative fees
  - Class J...........           --        192,830              --              192,830
 Auditing and legal
  fees................        6,831             --          (6,831)                  --
 Custodian fees.......        2,412             --          (2,412)                  --
 Directors' expenses..        2,231             --          (2,231)                  --
 Registration fees....       29,818             --              --               29,818
 Transfer and
  administrative fees.      194,760             --           1,362              196,122
 Other expenses.......        3,684             --          (3,684)                  --
 Other expenses -
  Class J.............           --            766              --                  766
                        -----------    -----------        --------          -----------
  Total Gross Expenses    1,204,313      3,274,050         (47,382)           4,430,981
 Less: Fees paid
  indirectly..........        3,761         11,108              --               14,869
                        -----------    -----------        --------          -----------
    Total Net Expenses    1,200,552      3,262,942         (47,382)           4,416,112
                        -----------    -----------        --------          -----------
 Net Investment Income
      (Operating Loss)    1,012,177      6,501,042          47,382            7,560,601

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........   10,586,325     24,695,274              --           35,281,599
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........    6,462,427     48,591,086              --           55,053,513
                         -----------    -----------        --------          -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies   17,048,752     73,286,360              --           90,335,112
                         -----------    -----------        --------          -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $18,060,929    $79,787,402        $ 47,382          $97,895,713
                         ===========    ===========        ========          ===========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
-----------------------------------------------------------------------------------------------------------------------------------
   Principal                                                                             Principal
  Real Estate   Real Estate                                                             Real Estate   Real Estate
  Securities     Securities                                                             Securities     Securities
   Fund, Inc.      Fund      Combined                                                    Fund, Inc.      Fund         Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                       COMMON STOCKS (96.12%)

                                       PUBLICLY TRADED INVESTMENT FUND (4.56%)

    15,835                   124,971    iShares Cohen & Steers Realty Majors Index   $   1,997,585    $ 13,767,506  $ 15,765,091
                  109,136               Fund
    10,300                    62,105    iShares Dow Jones US Real Estate Index Fund
                   51,805                                                                1,169,153       5,880,386     7,049,539
                                       REAL ESTATE INVESTMENT TRUSTS (91.56%)
    37,603                   227,729    Acadia Realty Trust
                  190,126                                                                  579,086       2,927,940     3,507,026
    41,509                   250,735    AMB Property
                  209,226                                                                1,556,588       7,845,975     9,402,563
    64,300                   392,900    Archstone-Smith Trust
                  328,600                                                                2,157,265      11,024,530    13,181,795
     9,900                    60,400    Arden Realty
                   50,500                                                                  337,392       1,721,040     2,058,432
    35,900                   219,600    AvalonBay Communities
                  183,700                                                                2,350,373      12,026,839    14,377,212
    46,841                   282,517    BioMed Realty Trust
                  235,676                                                                  851,569       4,284,590     5,136,159
    85,276                   508,231    Boston Properties
                  422,955                                                                5,092,683      25,258,872    30,351,555
    11,700                    70,400    BRE Properties
                   58,700                                                                  466,830       2,342,130     2,808,960
    93,300                   557,200    Brookfield Properties
                  463,900                                                                3,169,401      15,758,683    18,928,084
    20,985                   126,780    Camden Property Trust
                  105,795                                                                  952,719       4,803,093     5,755,812
    29,540                   178,100    Capital Automotive
                  148,560                                                                  952,960       4,792,546     5,745,506
    19,652                   120,303    Catellus Development
                  100,651                                                                  566,764       2,902,775     3,469,539
    39,390                   233,428    CBL & Associates Properties
                  194,038                                                                2,582,014      12,719,191    15,301,205
    59,436                   363,076    CenterPoint Properties Trust
                  303,640                                                                2,751,887      14,058,532    16,810,419
    54,395                   333,149    Corporate Office Properties Trust
                  278,754                                                                1,491,511       7,643,435     9,134,946
    75,219                   448,519    Developers Diversified Realty
                  373,300                                                                3,144,154      15,603,940    18,748,094
    14,514                    77,658    Entertainment Properties Trust
                   63,144                                                                  579,109       2,519,446     3,098,555
    75,801                   449,039    Equity Office Properties Trust
                  373,238                                                                2,131,524      10,495,452    12,626,976
    65,400                   393,900    Equity Residential Properties Trust
                  328,500                                                                2,181,090      10,955,475    13,136,565
    17,100                   103,900    Essex Property Trust
                   86,800                                                                1,341,666       6,810,328     8,151,994
    29,673                   179,176    Extra Space Storage
                  149,503                                                                  411,268       2,072,111     2,483,379
     7,314                    41,346    Federal Realty Investment Trust
                   34,032                                                                  347,049       1,614,818     1,961,867
    45,196                   271,998    General Growth Properties
                  226,802                                                                1,491,016       7,482,198     8,973,214
    36,949                   212,273    Highland Hospitality
                  175,324                                                                  421,219       1,998,694     2,419,913
    86,400                   526,100    Host Marriott (1)
                  439,700                                                                1,257,120       6,397,635     7,654,755
     3,800                    23,400    Kilroy Realty
                   19,600                                                                  151,050         779,100       930,150
    66,400                   406,000    Kimco Realty
                  339,600                                                                3,622,120      18,525,180    22,147,300
    46,596                   282,637    LaSalle Hotel Properties
                  236,041                                                                1,338,237       6,779,097     8,117,334
    27,600                   163,600    Macerich
                  136,000                                                                1,649,100       8,126,000     9,775,100
    18,400                   110,100    Mid-America Apartment Communities
                   91,700                                                                  723,672       3,606,561     4,330,233
    39,242                   236,899    Mills
                  197,657                                                                2,175,969      10,960,081    13,136,050
    40,870                   249,969    Pan Pacific Retail Properties
                  209,099                                                                2,315,285      11,845,458    14,160,743
    78,150                   471,450    Prologis Trust
                  393,300                                                                3,046,287      15,330,834    18,377,121
    42,300                   258,400    Public Storage
                  216,100                                                                2,210,175      11,291,225    13,501,400
    11,115                    66,325    Regency Centers
                   55,210                                                                  543,079       2,697,561     3,240,640
    86,460                   528,475    Simon Property Group
                  442,015                                                                5,042,347      25,778,315    30,820,662
    48,938                   296,945    SL Green Realty
                  248,007                                                                2,682,781      13,595,744    16,278,525
    66,200                   395,500    Starwood Hotels & Resorts Worldwide
                  329,300                                                                3,159,726      15,717,489    18,877,215
    10,948                    66,165    Summit Properties
                   55,217                                                                  332,053       1,674,732     2,006,785
    14,224                    84,641    Tanger Factory Outlet Centers
                   70,417                                                                  672,084       3,327,203     3,999,287
    32,695                   193,138    Taubman Centers
                  160,443                                                                  938,347       4,604,714     5,543,061
    47,007                   284,915    United Dominion Realty Trust
                  237,908                                                                  990,908       5,015,101     6,006,009
    92,176                   550,686    Ventas
                  458,510                                                                2,479,534      12,333,919    14,813,453
    41,400                   252,900    Vornado Realty Trust
                  211,500                                                                2,782,080      14,212,800    16,994,880
                                                            TOTAL COMMON STOCKS         79,185,829     401,909,274   481,095,103

                                       PREFERRED STOCKS (0.82%)
                                       REAL ESTATE INVESTMENT TRUSTS (0.82%)

     9,360                    75,180    Simon Property Group (1)
                   65,820                                                                  508,903       3,578,633     4,087,536
                                                        TOTAL PREFERRED STOCKS             508,903       3,578,633     4,087,536

                                       COMMERCIAL PAPER (3.02%)
                                       FINANCE-CONSUMER LOANS (.35%)
                                        Investment in Joint Trading Account;
                                        Household Finance
                                         1.84%; 11/01/04
 1,754,417              -  1,754,417                                                    1,754,417              -       1,754,417

                                       FINANCE-MORTGAGE LOAN/BANKER (2.67%)
                                        Investment in Joint Trading Account;
                                        Federal Home Loan Bank
         -     13,379,182 13,379,182     1.69%; 11/01/2004                                      -       13,379,182    13,379,182

                                                         TOTAL COMMERCIAL PAPER         1,754,417       13,379,182    15,133,599

                                            TOTAL PORTFOLIO INVESTMENTS (99.96%)       81,449,149      418,867,089   500,316,238

                                        Cash, receivables and other assets,
                                        net of liabilities (0.04%)                         14,635          208,190       222,825


                                                     TOTAL NET ASSETS (100.00%)      $ 81,463,784     $419,075,279  $500,539,063
                                                                                ====================================================

(1)  Non-income producing security.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:


Unrealized Appreciation                                                               $ 18,526,520   $ 74,501,804   $ 93,028,324
Unrealized Depreciation                                                                    (92,592)      (515,317)      (607,909)
-----------------------------------------------------------------------------------------------------------------------------------
Net Unrealized Appreciation (Depreciation)                                              18,433,928     73,986,487     92,420,415
Cost for federal income tax purposes                                                  $ 63,015,221   $ 344,880,602 $ 407,895,823


                                              INVESTMENTS BY REIT TYPE (UNAUDITED)


         Percentage of Total Value          REIT Type                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
            24.67%       24.12%     24.21%  Office & Industrial REITs                 $20,093,272     $101,013,574   $121,106,846
             18.49        18.28      18.32  Mall REITs                                 15,059,780       76,576,335     91,636,115
             14.12        13.91      13.94  Apartment REITs                            11,496,576       58,258,788     69,755,364
             12.95         12.7      12.75  Shopping Center REITs                      10,550,774       53,214,898     63,765,672
              9.88         9.59       9.64  Diversified REITs                           8,050,314       40,186,249     48,236,563
              6.04         7.88       7.58  Other Investments                           4,921,154       33,027,074     37,948,228
              7.58         7.38       7.41  Hotel REITs                                 6,176,302       30,892,915     37,069,217
              3.22         3.19       3.19  Self Storage REITs                          2,621,443       13,363,337     15,984,780
              3.05         2.95       2.96  Healthcare REITs                            2,479,534       12,333,919     14,813,453
                                                                 TOTAL                $81,449,149     $418,867,089   $500,316,238
                                                                                 ==================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                            PRINCIPAL      BOND & MORTGAGE                    COMBINED
                              BOND           SECURITIES      PRO FORMA     BOND & MORTGAGE
                           FUND, INC.           FUND        ADJUSTMENTS    SECURITIES FUND
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..   $221,865,574       $746,792,111     $     --     $  968,657,685
                         ============       ============     ========     ==============
ASSETS
Investment in
 securities--at value.   $227,040,360/(c)/  $755,829,429     $     --     $ 982,869,789/(c)/
Cash..................        861,531          2,255,366           --          3,116,897
Receivables:
 Capital Shares sold..         54,364          2,009,173           --          2,063,537
 Dividends and
  interest............      2,179,721          6,071,274           --          8,250,995
 Investment securities
  sold................      2,112,673          2,126,641           --          4,239,314
 Unrealized gain on
  swap agreements.....         57,560            111,922           --            169,482
Other assets..........          7,164                 --           --              7,164
                         ------------       ------------     --------     --------------
          Total Assets    232,313,373        768,403,805           --      1,000,717,178
LIABILITIES
Accrued management and
 investment advisory
 fees.................         18,951             66,904           --             85,855
Accrued administrative
 service fees.........             --              2,964           --              2,964
Accrued distribution
 fees.................          2,090             18,384           --             20,474
Accrued directors'
 expense..............            186                 --           --                186
Accrued service fees..             --              3,708           --              3,708
Accrued transfer and
 administrative fees..         94,353             67,807           --            162,160
Accrued other expenses         43,923             19,585           --             63,508
Payables:
 Capital Shares
  reacquired..........        197,130                 46           --            197,176
 Investment securities
  purchased...........     21,213,760         82,662,185           --        103,875,945
 Reverse repurchase
  agreements..........             --         45,838,394           --         45,838,394
Collateral obligation
 on securities loaned,
 at value.............        505,890                 --           --            505,890
                         ------------       ------------     --------     --------------
     Total Liabilities     22,076,283        128,679,977           --        150,756,260
                         ------------       ------------     --------     --------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES   $210,237,090       $639,723,828     $     --     $  849,960,918
                         ============       ============     ========     ==============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......   $215,728,303       $629,086,367     $     --     $  844,814,670
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....         96,778          1,032,801           --          1,129,579
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).    (10,820,337)           455,420           --        (10,364,917)
Net unrealized
 appreciation
 (depreciation) of
 investments..........      5,232,346          9,149,240           --         14,381,586
                         ------------       ------------     --------     --------------
      Total Net Assets   $210,237,090       $639,723,828     $     --     $  849,960,918
                         ============       ============     ========     ==============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    200,000,000        258,000,000           --        258,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A       $ 28,547,207          N/A     $   28,547,207
  Shares issued and
 outstanding..........                         2,628,019                       2,628,019
  Net asset value per
 share................                      $      10.86                  $        10.86
                                            ============                  ==============

Advisors Select: Net
 Assets...............            N/A       $ 31,801,128          N/A     $   31,801,128
  Shares issued and
 outstanding..........                         2,934,881                       2,934,881
  Net asset value per
 share................                      $      10.84                  $        10.84
                                            ============                  ==============

Class A: Net Assets...   $178,911,422                N/A           --     $  178,911,422
  Shares issued and
 outstanding..........     16,051,354                         362,538         16,413,892
  Net asset value per
 share................   $      11.15                              --     $        10.90
  Maximum offering
 price per share /(a)/   $      11.71                              --     $        11.44
                         ============                              ==     ==============

Class B: Net Assets...   $ 31,325,668                N/A           --     $   31,325,668
  Shares issued and
 outstanding..........      2,810,736                          63,178          2,873,914
  Net asset value per
 share /(b)/..........   $      11.15                              --     $        10.90
                         ============                              ==     ==============

Class J: Net Assets...            N/A       $159,801,323          N/A     $  159,801,323
  Shares issued and
 outstanding..........                        14,603,315                      14,603,315
  Net asset value per
 share /(b)/..........                      $      10.94                  $        10.94
                                            ============                  ==============

Institutional: Net
 Assets...............            N/A       $373,879,935          N/A     $  373,879,935
  Shares issued and
 outstanding..........                        34,288,456                      34,288,456
  Net asset value per
 share................                      $      10.90                  $        10.90
                                            ============                  ==============

Preferred: Net Assets.            N/A       $ 43,419,981          N/A     $   43,419,981
  Shares issued and
 outstanding..........                         3,993,860                       3,993,860
  Net asset value per
 share................                      $      10.87                  $        10.87
                                            ============                  ==============

Select: Net Assets....            N/A       $  2,274,254          N/A     $    2,274,254
  Shares issued and
 outstanding..........                           206,902                         206,902
  Net asset value per
 share................                      $      10.99                  $        10.99
                                            ============                  ==============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                         PRINCIPAL    BOND & MORTGAGE                         COMBINED
                            BOND        SECURITIES         PRO FORMA       BOND & MORTGAGE
                         FUND, INC.        FUND        ADJUSTMENTS /(A)/   SECURITIES FUND
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $     4,759     $    10,275        $     --          $    15,034
 Interest.............   10,408,386      20,991,615              --           31,400,001
 Securities lending...        2,442              --              --                2,442
                        -----------     -----------        --------          -----------
          Total Income   10,415,587      21,001,890              --           31,417,477
Expenses:
 Management and
  investment advisory
  fees................    1,007,030       2,688,040         125,057            3,820,127
 Distribution fees -
  Advisors Preferred..           --          56,802              --               56,802
 Distribution fees -
  Advisors Select.....           --          64,864              --               64,864
 Distribution fees -
  Class A.............      356,730              --              --              356,730
 Distribution fees -
  Class B.............      254,707              --              --              254,707
 Distribution fees -
  Class J.............           --         671,620              --              671,620
 Distribution fees -
  Select..............           --           1,881              --                1,881
 Administrative
  service fees -
  Advisors Preferred..           --          34,082              --               34,082
 Administrative
  service fees -
  Advisors Select.....           --          43,243              --               43,243
 Administrative
  service fees -
  Preferred...........           --          44,038              --               44,038
 Administrative
  service fees -
  Select..............           --           2,445              --                2,445
 Registration fees -
  Class A.............        8,556              --              --                8,556
 Registration fees -
  Class B.............        7,801              --              --                7,801
 Registration fees -
  Class J.............           --          24,576              --               24,576
 Service fees -
  Advisors Preferred..           --          38,625              --               38,625
 Service fees -
  Advisors Select.....           --          54,054              --               54,054
 Service fees -
  Preferred...........           --          60,051              --               60,051
 Service fees - Select           --           2,821              --                2,821
 Shareholder reports -
  Class A.............       18,255              --              --               18,255
 Shareholder reports -
  Class B.............        5,478              --              --                5,478
 Shareholder reports -
  Class J.............           --          35,772              --               35,772
 Transfer and
  administrative fees
  - Class A...........      122,634              --              --              122,634
 Transfer and
  administrative fees
  - Class B...........       39,101              --              --               39,101
 Transfer and
  administrative fees
  - Class J...........           --         327,398              --              327,398
 Auditing and legal
  fees................       12,781              --         (12,781)                  --
 Custodian fees.......       16,073              --         (16,073)                  --
 Directors' expenses..        7,019              --          (7,019)                  --
 Registration fees....       29,743              --              --               29,743
 Transfer and
  administrative fees.      327,483              --           5,357              332,840
 Other expenses.......       13,298              --         (13,298)                  --
 Other expenses -
  Class J.............           --              33              --                   33
 Reverse repurchase
  agreement interest
  expense.............           --         173,625                              173,625
                        -----------     -----------        --------          -----------
  Total Gross Expenses    2,226,689       4,323,970          81,243            6,631,902
 Less: Reimbursement
  from Manager - Class
  A...................           --              --          90,817               90,817
 Less: Reimbursement
  from Manager - Class
  B...................           --              --          16,264               16,264
 Less: Reimbursement
  from Manager - Class
  J...................           --          17,524              --               17,524
                        -----------     -----------        --------          -----------
    Total Net Expenses    2,226,689       4,306,446         (25,838)           6,507,297
                        -----------     -----------        --------          -----------
 Net Investment Income
      (Operating Loss)    8,188,898      16,695,444          25,838           24,910,180

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........    3,318,437       1,778,021              --            5,096,458
 Swap agreements......       81,839         159,132              --              240,971
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........     (238,072)      7,670,960              --            7,432,888
 Swap agreements.......       57,560         111,922              --              169,482
                         -----------     -----------        --------          -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies    3,219,764       9,720,035              --           12,939,799
                         -----------     -----------        --------          -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $11,408,662     $26,415,479        $ 25,838          $37,849,979
                         ===========     ===========        ========          ===========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                            PRINCIPAL
                           GOVERNMENT       GOVERNMENT                      COMBINED
                           SECURITIES       SECURITIES     PRO FORMA       GOVERNMENT
                        INCOME FUND, INC.      FUND       ADJUSTMENTS    SECURITIES FUND
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..   $366,237,346      $137,869,916   $       --     $504,107,262
                         ============      ============   ==========     ============
ASSETS
Investment in
 securities--at value.   $371,154,743/(c)/ $138,696,274   $       --     $509,851,017/(c)/
Cash..................         10,609           868,873           --          879,482
Receivables:
 Capital Shares sold..        125,406           109,060           --          234,466
 Dividends and
  interest............      1,520,045           514,606           --        2,034,651
 Investment securities
  sold................             --            23,544           --           23,544
Other assets..........         19,084                --           --           19,084
                         ------------      ------------   ----------     ------------
          Total Assets    372,829,887       140,212,357           --      513,042,244
LIABILITIES
Accrued management and
 investment advisory
 fees.................         27,750             9,108           --           36,858
Accrued administrative
 service fees.........             --               497           --              497
Accrued distribution
 fees.................         10,634            10,245           --           20,879
Accrued directors'
 expense..............            331                --           --              331
Accrued service fees..             --               625           --              625
Accrued transfer and
 administrative fees..        106,117            51,060           --          157,177
Accrued other expenses         40,409            13,401           --           53,810
Payables:
 Capital Shares
  reacquired..........        200,161            34,166           --          234,327
 Investment securities
  purchased...........     32,396,406        20,846,625           --       53,243,031
Collateral obligation
 on securities loaned,
 at value.............     11,271,000                --           --       11,271,000
                         ------------      ------------   ----------     ------------
     Total Liabilities     44,052,808        20,965,727           --       65,018,535
                         ------------      ------------   ----------     ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES   $328,777,079      $119,246,630   $       --     $448,023,709
                         ============      ============   ==========     ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......   $331,623,698      $119,521,309   $       --     $451,145,007
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....        231,304            47,822           --          279,126
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).     (7,995,320)       (1,148,859)          --       (9,144,179)
Net unrealized
 appreciation
 (depreciation) of
 investments..........      4,917,397           826,358           --        5,743,755
                         ------------      ------------   ----------     ------------
      Total Net Assets   $328,777,079      $119,246,630   $       --     $448,023,709
                         ============      ============   ==========     ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    125,000,000       225,000,000           --      225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A      $  2,979,374          N/A     $  2,979,374
  Shares issued and
 outstanding..........                          288,431                       288,431
  Net asset value per
 share................                     $      10.33                  $      10.33
                                           ============                  ============

Advisors Select: Net
 Assets...............            N/A      $  6,095,759          N/A     $  6,095,759
  Shares issued and
 outstanding..........                          590,247                       590,247
  Net asset value per
 share................                     $      10.33                  $      10.33
                                           ============                  ============

Class A: Net Assets...   $274,875,978               N/A           --     $274,875,978
  Shares issued and
 outstanding..........     24,173,959                      2,332,886       26,506,845
  Net asset value per
 share................   $      11.37                             --     $      10.37
  Maximum offering
 price per share /(a)/   $      11.94                             --     $      10.89
                         ============                             ==     ============

Class B: Net Assets...   $ 53,901,101               N/A           --     $ 53,901,101
  Shares issued and
 outstanding..........      4,768,574                        429,218        5,197,792
  Net asset value per
 share /(b)/..........   $      11.30                             --     $      10.37
                         ============                             ==     ============

Class J: Net Assets...            N/A      $101,936,674          N/A     $101,936,674
  Shares issued and
 outstanding..........                        9,800,360                     9,800,360
  Net asset value per
 share /(b)/..........                     $      10.40                  $      10.40
                                           ============                  ============

Institutional: Net
 Assets...............            N/A      $     10,119          N/A     $     10,119
  Shares issued and
 outstanding..........                              976                           976
  Net asset value per
 share................                     $      10.37                  $      10.37
                                           ============                  ============

Preferred: Net Assets.            N/A      $  7,084,334          N/A     $  7,084,334
  Shares issued and
 outstanding..........                          684,413                       684,413
  Net asset value per
 share................                     $      10.35                  $      10.35
                                           ============                  ============

Select: Net Assets....            N/A      $  1,140,370          N/A     $  1,140,370
  Shares issued and
 outstanding..........                          110,187                       110,187
  Net asset value per
 share................                     $      10.35                  $      10.35
                                           ============                  ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                            PRINCIPAL
                            GOVERNMENT      GOVERNMENT                          COMBINED
                            SECURITIES      SECURITIES       PRO FORMA         GOVERNMENT
                         INCOME FUND, INC.      FUND     ADJUSTMENTS /(A)/   SECURITIES FUND
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Interest.............     $15,917,314      $4,303,266      $      --         $20,220,580
 Securities lending...          23,421              --             --              23,421
                           -----------      ----------      ---------         -----------
          Total Income      15,940,735       4,303,266             --          20,244,001
Expenses:
 Management and
  investment advisory
  fees................       1,507,744         438,596       (127,916)          1,818,424
 Distribution fees -
  Advisors Preferred..              --           5,871             --               5,871
 Distribution fees -
  Advisors Select.....              --          13,699             --              13,699
 Distribution fees -
  Class A.............         531,775              --             --             531,775
 Distribution fees -
  Class B.............         530,491              --             --             530,491
 Distribution fees -
  Class J.............              --         477,854             --             477,854
 Distribution fees -
  Select..............              --             926             --                 926
 Administrative
  service fees -
  Advisors Preferred..              --           3,523             --               3,523
 Administrative
  service fees -
  Advisors Select.....              --           9,133             --               9,133
 Administrative
  service fees -
  Preferred...........              --           6,850             --               6,850
 Administrative
  service fees -
  Select..............              --           1,203             --               1,203
 Registration fees -
  Class A.............          16,002              --             --              16,002
 Registration fees -
  Class B.............           9,958              --             --               9,958
 Registration fees -
  Class J.............              --          22,998             --              22,998
 Service fees -
  Advisors Preferred..              --           3,992             --               3,992
 Service fees -
  Advisors Select.....              --          11,416             --              11,416
 Service fees -
  Preferred...........              --           9,341             --               9,341
 Service fees - Select              --           1,389             --               1,389
 Shareholder reports -
  Class A.............          24,077              --             --              24,077
 Shareholder reports -
  Class B.............           7,237              --             --               7,237
 Shareholder reports -
  Class J.............              --          27,129             --              27,129
 Transfer and
  administrative fees
  - Class A...........         137,258              --             --             137,258
 Transfer and
  administrative fees
  - Class B...........          42,562              --             --              42,562
 Transfer and
  administrative fees
  - Class J...........              --         222,344             --             222,344
 Auditing and legal
  fees................          13,121              --        (13,121)                 --
 Custodian fees.......          14,743              --        (14,743)                 --
 Directors' expenses..          10,930              --        (10,930)                 --
 Registration fees....          31,000              --             --              31,000
 Transfer and
  administrative fees.         386,509              --          9,828             396,337
 Other expenses.......          20,090              --        (20,090)                 --
 Other expenses -
  Class J.............              --             243             --                 243
                           -----------      ----------      ---------         -----------
        Total Expenses       3,283,497       1,256,507       (176,972)          4,363,032
                           -----------      ----------      ---------         -----------
 Net Investment Income
      (Operating Loss)      12,657,238       3,046,759        176,972          15,880,969

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........      (1,150,972)        (26,231)            --          (1,177,203)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........       1,182,444         930,294             --           2,112,738
                            -----------      ----------      ---------         -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies          31,472         904,063             --             935,535
                            -----------      ----------      ---------         -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     $12,688,710      $3,950,822      $ 176,972         $16,816,504
                            ===========      ==========      =========         ===========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
    Principal                                                                            Principal
   Government                                                                           Government
   Securities     Government                                                            Securities     Government
  Income Fund,    Securities                                                           Income Fund,    Securities
      Inc.           Fund        Combined                                                  Inc.           Fund        Combined
------------------------------------------------------------------------------------------------------------------------------------
                                            BONDS (18.09%)

                                            FEDERAL & FEDERALLY SPONSORED
                                            CREDIT(1.46%)
                                             Federal Farm Credit Bank
                                              2.63%; 9/17/07                           $  -           $ 1,481,808   $  1,481,808
-               1,500,000     1,500,000
                                              3.00%; 12/15/06
-               1,000,000     1,000,000                                                   -             1,000,415      1,000,415
                                              4.48%;
3,000,000       1,000,000     4,000,000     08/24/12                                      3,047,637     1,015,879      4,063,516
                                            FINANCE-MORTGAGE LOAN/BANKER
                                            (15.74%)
                                             Federal Home Loan Bank
                                            System
                                              1.88%;
4,000,000       3,000,000     7,000,000     06/15/06                                      3,950,080     2,962,560      6,912,640
                                              2.45%;
6,000,000       3,000,000     9,000,000     03/23/07                                      5,932,086     2,966,043      8,898,129
                                              2.50%;
6,000,000       -             6,000,000     03/15/06                                      5,994,096     -              5,994,096
                                              3.75%;
6,000,000       -             6,000,000     08/15/08                                      6,070,674     -              6,070,674
                                              5.80%; 09(2)08
-               2,500,000     2,500,000                                                   -             2,714,360      2,714,360
                                             Federal Home Loan
                                            Mortgage
                                              4.50%;
8,000,000       -             8,000,000     01/15/13                                      8,113,592     -              8,113,592
                                              4.63%;
3,000,000       1,000,000     4,000,000     05/28/13                                      2,997,078     999,026        3,996,104
                                              6.63%;
6,000,000       -             6,000,000     09/15/09                                      6,792,348     -              6,792,348
                                             Federal National Mortgage
                                            Association
                                              2.13%; 04/15/06
6,000,000       -             6,000,000     (1)                                           5,963,376     -              5,963,376
                                              2.25%; 05/15/06
-               1,000,000     1,000,000                                                   -             994,837        994,837
                                              2.63%;
4,000,000       -             4,000,000     11/15/06                                      3,986,700     -              3,986,700
                                              3.00%; 12/15/06
-               4,000,000     4,000,000                                                   -             3,982,020      3,982,020
                                              4.13%; 02/17/09
4,000,000       2,000,000     6,000,000     (2)                                           4,075,760     2,037,880      6,113,640
                                            FINANCE-OTHER SERVICES
                                            (0.89%)
                                             Private Export
                                            Funding
                                              3.38%;
3,000,000       1,000,000     4,000,000     02/15/09                                      2,988,453     996,151        3,984,604
                                                                                          ------------------------------------------
                                                                     TOTAL BONDS          59,911,880    21,150,979     81,062,859

                                            FEDERAL HOME LOAN MORTGAGE CORPORATION
                                            (FHLMC) CERTIFICATES (31.66%)
                                            3.50%; 09/15/07
5,000,000       4,000,000     9,000,000     (1)                                           5,065,350     4,052,280      9,117,630
                                            4.00%; 07/01/10
-               1,668,385     1,668,385                                                   -             1,668,158      1,668,158
                                            4.50%; 11/01/09
-               416,851       416,851                                                     -             423,034        423,034
                                            4.50%; 02/01/10
-               1,666,305     1,666,305                                                   -             1,691,404      1,691,404
                                            4.50%; 06/01/11
2,926,089       975,363       3,901,452                                                   2,968,383     989,461        3,957,844
                                            4.50%; 06/01/18
-               4,482,894     4,482,894                                                   -             4,506,636      4,506,636
                                            4.50%;
3,500,000       -             3,500,000     04/01/19                                      3,513,342     -              3,513,342
                                            4.50%; 11/01/19
10,000,000      -             10,000,000    (3)                                           10,025,000    -              10,025,000
                                            4.60%; 10/01/33 (2)
-               1,361,972     1,361,972                                                   -             1,352,533      1,352,533
                                            5.00%;
13,405,932      -             13,405,932    10/01/10                                      13,713,692    -              13,713,692
                                            5.00%;
9,422,105       -             9,422,105     05/01/11                                      9,636,844     -              9,636,844
                                            5.00%;
7,962,949       2,388,885     10,351,834    05/01/18                                      8,130,983     2,439,295      10,570,278
                                            5.00%; 12/01/18
-               3,402,795     3,402,795                                                   -             3,474,601      3,474,601
                                            5.00%; 12/01/32
-               1,528,225     1,528,225                                                   -             1,528,783      1,528,783
                                            5.00%; 08/01/33
-               4,623,495     4,623,495                                                   -             4,622,765      4,622,765
                                            5.00%;
9,990,299       2,997,090     12,987,389    09/01/34                                      9,972,247     2,991,674      12,963,921
                                            5.00%; 11/01/34 (3)
-               5,000,000     5,000,000                                                   -             4,984,375      4,984,375
                                            5.00%; 12/01/34 (3)
-               3,000,000     3,000,000                                                   -             2,983,125      2,983,125
                                            5.50%; 05/01/17
-               321,819       321,819                                                     -             333,605        333,605
                                            5.50%; 09/01/17
-               580,494       580,494                                                     -             601,751        601,751
                                            5.50%; 02/01/18
-               679,408       679,408                                                     -             704,288        704,288
                                            5.50%; 12/01/18
-               19,473        19,473                                                      -             19,867         19,867
                                            5.50%; 01/01/29
-               48,284        48,284                                                      -             49,355         49,355
                                            5.50%; 03/01/29
-               20,405        20,405                                                      -             20,863         20,863
                                            5.50%; 05/01/33
-               989,163       989,163                                                     -             1,009,276      1,009,276
                                            5.50%; 10/01/33
-               482,094       482,094                                                     -             491,896        491,896
                                            5.50%;
8,863,852       -             8,863,852     12/01/33                                      9,044,081     -              9,044,081
                                            5.50%; 11/01/34
5,500,000       6,000,000     11,500,000    (3)                                           5,601,409     6,110,628      11,712,037
                                            5.50%; 12/01/34
6,500,000       2,500,000     9,000,000     (3)                                           6,603,597     2,539,845      9,143,442
                                            6.00%; 12/01/16
-               84,910        84,910                                                      -             89,150         89,150
                                            6.00%; 03/01/17
-               240,316       240,316                                                     -             252,333        252,333
                                            6.00%; 06/01/28
-               189,288       189,288                                                     -             196,474        196,474
                                            6.00%; 10/01/31
-               96,266        96,266                                                      -             99,801         99,801
                                            6.00%; 02/01/32
-               231,925       231,925                                                     -             240,440        240,440
                                            6.00%; 01/01/33
-               1,754,681     1,754,681                                                   -             1,819,210      1,819,210
                                            6.00%; 02/01/33
-               1,508,781     1,508,781                                                   -             1,563,999      1,563,999
                                            6.50%; 06/01/17
-               546,160       546,160                                                     -             578,737        578,737
                                            6.50%; 07/01/19
-               25,328        25,328                                                      -             26,770         26,770
                                            6.50%; 08/01/22
-               869,923       869,923                                                     -             918,733        918,733
                                            6.50%; 03/01/29
-               116,553       116,553                                                     -             122,759        122,759
                                            6.50%; 06/01/31
-               16,434        16,434                                                      -             17,300         17,300
                                            6.50%; 02/01/32
-               130,075       130,075                                                     -             136,890        136,890
                                            6.50%; 02/01/32
-               261,347       261,347                                                     -             275,132        275,132
                                            6.50%; 04/01/32
-               200,012       200,012                                                     -             210,491        210,491
                                            6.50%; 08/01/32
-               632,468       632,468                                                     -             665,606        665,606
                                            6.50%; 08/01/32
-               267,230       267,230                                                     -             281,231        281,231
                                            7.00%; 01/01/31
-               35,698        35,698                                                      -             37,937         37,937
                                            7.50%; 12/01/30
-               47,335        47,335                                                      -             50,836         50,836
                                            7.50%; 02/01/31
-               36,215        36,215                                                      -             38,894         38,894
                                            7.50%; 04/01/32
-               270,263       270,263                                                     -             289,916        289,916
                                            8.00%; 08/01/30
-               10,757        10,757                                                      -             11,683         11,683
                                            8.00%; 11/01/30
-               32,634        32,634                                                      -             35,442         35,442
                                                                                          ------------------------------------------
                                                        TOTAL FHLMC CERTIFICATES
                                                                                          84,274,928    57,549,262     141,824,190
                                            FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                            (FNMA) CERTIFICATES (14.21%)
                                            4.00%; 09/01/18
-               1,794,689     1,794,689                                                   -             1,765,869      1,765,869
                                            4.50%; 08/01/09
-               587,796       587,796                                                     -             595,978        595,978
                                            4.50%; 03/01/10
-               234,160       234,160                                                     -             237,472        237,472
                                            4.59%; 02/01/33 (2)
-               5,990,164     5,990,164                                                   -             6,122,468      6,122,468
                                            4.73%; 12/01/33 (2)
-               928,242       928,242                                                     -             933,147        933,147
                                            5.00%; 01/01/18
-               1,143,782     1,143,782                                                   -             1,168,800      1,168,800
                                            5.00%; 04/01/19
-               2,884,315     2,884,315                                                   -             2,947,228      2,947,228
                                            5.00%;
6,348,369       -             6,348,369     12/01/10                                      6,486,142     -              6,486,142
                                            5.00%; 10/01/33 (2)
-               806,539       806,539                                                     -             816,599        816,599
                                            5.20%; 12/01/33 (2)
-               1,636,950     1,636,950                                                   -             1,659,052      1,659,052
                                            5.50%; 09/01/17
-               870,069       870,069                                                     -             902,584        902,584
                                            5.50%; 09/01/17
-               203,176       203,176                                                     -             210,769        210,769
                                            5.50%; 03/01/18
-               759,219       759,219                                                     -             787,591        787,591
                                            5.50%; 06/01/19
-               283,754       283,754                                                     -             294,200        294,200
                                            5.50%; 06/01/19
-               262,658       262,658                                                     -             272,327        272,327
                                            5.50%; 07/01/19
-               764,610       764,610                                                     -             792,757        792,757
                                            5.50%; 07/01/19
-               554,981       554,981                                                     -             575,412        575,412
                                            5.50%; 07/01/19
-               112,475       112,475                                                     -             116,615        116,615
                                            5.50%; 07/01/19
-               278,050       278,050                                                     -             288,286        288,286
                                            5.50%; 07/01/19
-               314,736       314,736                                                     -             326,323        326,323
                                            5.50%; 08/01/19
-               1,305,526     1,305,526                                                   -             1,353,586      1,353,586
                                            5.50%; 08/01/19
-               122,816       122,816                                                     -             127,338        127,338
                                            5.50%; 09/01/19
-               1,000,100     1,000,100                                                   -             1,036,916      1,036,916
                                            5.50%; 09/01/33
-               4,516,286     4,516,286                                                   -             4,607,438      4,607,438
                                            5.50%;
6,855,292       2,937,982     9,793,274     06/01/34                                      6,989,587     2,995,537      9,985,124
                                            6.00%; 04/01/09
-               45,153        45,153                                                      -             47,681         47,681
                                            6.00%; 05/01/09
-               208,984       208,984                                                     -             220,666        220,666
                                            6.00%; 01/01/17
-               236,794       236,794                                                     -             248,617        248,617
                                            6.00%; 04/01/17
-               246,767       246,767                                                     -             259,116        259,116
                                            6.00%; 12/01/22
-               423,716       423,716                                                     -             441,982        441,982
                                            6.00%; 12/01/31
-               101,525       101,525                                                     -             105,431        105,431
                                            6.00%; 12/01/31
-               268,246       268,246                                                     -             278,566        278,566
                                            6.00%; 11/01/32
-               342,580       342,580                                                     -             355,759        355,759
                                            6.00%; 11/01/34
10,000,000      4,200,000     14,200,000    (3)                                           10,365,620    4,353,560      14,719,180
                                            6.50%; 04/01/10
-               43,669        43,669                                                      -             46,396         46,396
                                            6.50%; 06/01/16
-               83,484        83,484                                                      -             88,584         88,584
                                            6.50%; 09/01/31
-               239,745       239,745                                                     -             252,578        252,578
                                            6.50%; 12/01/31
-               72,322        72,322                                                      -             76,193         76,193
                                            6.50%; 04/01/32
-               126,431       126,431                                                     -             133,163        133,163
                                            6.50%; 06/01/32
-               489,809       489,809                                                     -             515,888        515,888
                                            7.00%; 05/01/22
-               273,019       273,019                                                     -             291,129        291,129
                                            7.00%; 02/01/32
-               72,956        72,956                                                      -             77,531         77,531
                                            7.00%; 02/01/32
-               73,647        73,647                                                      -             78,239         78,239
                                            7.00%; 02/01/32
-               142,485       142,485                                                     -             151,422        151,422
                                            7.00%; 04/01/32
-               291,057       291,057                                                     -             309,204        309,204
                                            7.50%; 01/01/31
-               26,370        26,370                                                      -             28,281         28,281
                                            7.50%; 05/01/31
-               48,945        48,945                                                      -             52,493         52,493
                                            7.50%; 08/01/32
-               427,728       427,728                                                     -             458,205        458,205
                                                                                          ------------------------------------------
                                                         TOTAL FNMA CERTIFICATES          23,841,349    39,804,976     63,646,325

                                            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                                            (GNMA) CERTIFICATES (38.44%)
                                            2.88%; 10/20/30
7,611,865       -             7,611,865     (2)                                           7,619,439     -              7,619,439
                                            5.00%;
17,276,047      -             17,276,047    05/20/33                                      17,332,885    -              17,332,885
                                            5.00%;
4,789,465       -             4,789,465     08/15/33                                      4,817,197     -              4,817,197
                                            5.00%;
8,133,506       -             8,133,506     08/15/33                                      8,180,599     -              8,180,599
                                            5.50%;
87,449          -             87,449        12/15/13                                      91,536        -              91,536
                                            5.50%;
399,429         -             399,429       01/15/14                                      417,860       -              417,860
                                            5.50%;
329,218         -             329,218       01/15/14                                      344,408       -              344,408
                                            5.50%;
227,056         -             227,056       02/15/14                                      237,533       -              237,533
                                            5.50%;
388,388         -             388,388       03/15/14                                      406,309       -              406,309
                                            5.50%;
285,631         -             285,631       07/20/14                                      297,922       -              297,922
                                            5.50%;
3,570,542       -             3,570,542     03/15/33                                      3,660,649     -              3,660,649
                                            5.50%;
3,321,474       664,295       3,985,769     04/15/33                                      3,405,294     681,059        4,086,353
                                            5.50%;
5,832,800       1,296,178     7,128,978     04/15/33                                      5,983,193     1,329,598      7,312,791
                                            5.50%;
23,749,590      -             23,749,590    05/15/33                                      24,348,934    -              24,348,934
                                            5.50%; 06/15/33
-               727,039       727,039                                                     -             745,387        745,387
                                            5.50%;
21,068,045      -             21,068,045    07/20/33                                      21,560,110    -              21,560,110
                                            6.00%;
2,025,453       -             2,025,453     03/15/17                                      2,136,091     -              2,136,091
                                            6.00%;
895,845         -             895,845       10/15/23                                      939,004       -              939,004
                                            6.00%;
7,421,983       -             7,421,983     10/15/23                                      7,779,552     -              7,779,552
                                            6.00%;
414,482         -             414,482       11/15/23                                      434,450       -              434,450
                                            6.00%;
196,660         -             196,660       11/15/23                                      206,134       -              206,134
                                            6.00%;
178,754         -             178,754       12/15/23                                      187,366       -              187,366
                                            6.00%;
164,876         -             164,876       12/15/23                                      172,819       -              172,819
                                            6.00%;
15,660          -             15,660        12/15/23                                      16,415        -              16,415
                                            6.00%;
301,921         -             301,921       01/15/24                                      316,144       -              316,144
                                            6.00%;
186,837         -             186,837       01/15/24                                      195,639       -              195,639
                                            6.00%;
300,196         -             300,196       01/15/24                                      314,338       -              314,338
                                            6.00%;
115,321         -             115,321       01/20/24                                      120,610       -              120,610
                                            6.00%;
153,379         -             153,379       02/15/24                                      160,605       -              160,605
                                            6.00%;
220,381         -             220,381       02/15/24                                      230,763       -              230,763
                                            6.00%;
208,289         -             208,289       02/15/24                                      218,102       -              218,102
                                            6.00%;
166,699         -             166,699       03/15/24                                      174,552       -              174,552
                                            6.00%;
104,617         -             104,617       04/15/24                                      109,545       -              109,545
                                            6.00%;
185,641         -             185,641       04/20/24                                      194,154       -              194,154
                                            6.00%;
222,865         -             222,865       05/20/24                                      233,085       -              233,085
                                            6.00%;
116,166         -             116,166       05/20/24                                      121,493       -              121,493
                                            6.00%;
97,949          -             97,949        10/20/24                                      102,441       -              102,441
                                            6.00%;
165,547         -             165,547       09/20/25                                      173,001       -              173,001
                                            6.00%;
89,898          -             89,898        11/20/25                                      93,945        -              93,945
                                            6.00%;
215,727         -             215,727       03/20/26                                      225,196       -              225,196
                                            6.00%;
1,746,732       -             1,746,732     04/20/26                                      1,823,397     -              1,823,397
                                            6.00%;
131,944         -             131,944       05/20/26                                      137,735       -              137,735
                                            6.00%;
186,053         -             186,053       06/20/26                                      194,220       -              194,220
                                            6.00%; 10/20/28
-               137,210       137,210                                                     -             143,116        143,116
                                            6.00%;
3,400,006       -             3,400,006     12/15/31                                      3,545,401     -              3,545,401
                                            6.00%;
5,070,640       -             5,070,640     07/15/32                                      5,284,950     -              5,284,950
                                            6.00%;
815,639         -             815,639       08/15/32                                      850,112       -              850,112
                                            6.00%;
759,942         -             759,942       09/15/32                                      792,061       -              792,061
                                            6.00%;
2,707,077       -             2,707,077     10/15/32                                      2,821,491     -              2,821,491
                                            6.00%; 02/15/33
-               336,001       336,001                                                     -             349,876        349,876
                                            6.50%;
81,989          -             81,989        07/15/08                                      86,856        -              86,856
                                            6.50%;
55,986          -             55,986        07/15/08                                      59,310        -              59,310
                                            6.50%;
72,939          -             72,939        07/15/08                                      77,269        -              77,269
                                            6.50%;
121,620         -             121,620       10/15/08                                      128,841       -              128,841
                                            6.50%;
66,786          -             66,786        01/15/09                                      71,037        -              71,037
                                            6.50%;
99,759          -             99,759        03/15/09                                      105,681       -              105,681
                                            6.50%;
1,208,583       -             1,208,583     07/15/16                                      1,289,062     -              1,289,062
                                            6.50%;
500,397         -             500,397       07/15/16                                      533,718       -              533,718
                                            6.50%;
91,400          -             91,400        09/15/23                                      97,358        -              97,358
                                            6.50%;
129,809         -             129,809       09/15/23                                      138,271       -              138,271
                                            6.50%;
108,550         -             108,550       09/15/23                                      115,626       -              115,626
                                            6.50%;
127,262         -             127,262       09/15/23                                      135,558       -              135,558
                                            6.50%;
134,135         -             134,135       10/15/23                                      142,878       -              142,878
                                            6.50%;
166,157         -             166,157       10/15/23                                      176,988       -              176,988
                                            6.50%;
215,263         -             215,263       10/15/23                                      229,296       -              229,296
                                            6.50%;
84,731          -             84,731        10/15/23                                      90,254        -              90,254
                                            6.50%;
104,807         -             104,807       10/15/23                                      111,639       -              111,639
                                            6.50%;
89,849          -             89,849        10/15/23                                      95,706        -              95,706
                                            6.50%;
88,627          -             88,627        11/15/23                                      94,405        -              94,405
                                            6.50%;
105,157         -             105,157       11/15/23                                      112,011       -              112,011
                                            6.50%;
315,691         -             315,691       12/15/23                                      336,271       -              336,271
                                            6.50%;
330,428         -             330,428       12/15/23                                      351,968       -              351,968
                                            6.50%;
174,408         -             174,408       12/15/23                                      185,777       -              185,777
                                            6.50%;
101,891         -             101,891       12/15/23                                      108,533       -              108,533
                                            6.50%;
18,137          -             18,137        12/15/23                                      19,320        -              19,320
                                            6.50%;
99,280          -             99,280        12/15/23                                      105,752       -              105,752
                                            6.50%;
158,270         -             158,270       01/15/24                                      168,439       -              168,439
                                            6.50%;
82,726          -             82,726        01/15/24                                      88,041        -              88,041
                                            6.50%;
197,181         -             197,181       01/15/24                                      209,850       -              209,850
                                            6.50%;
98,576          -             98,576        01/15/24                                      104,909       -              104,909
                                            6.50%;
155,115         -             155,115       01/15/24                                      165,082       -              165,082
                                            6.50%;
142,048         -             142,048       01/15/24                                      151,174       -              151,174
                                            6.50%;
93,168          -             93,168        01/15/24                                      99,154        -              99,154
                                            6.50%;
381,951         -             381,951       01/15/24                                      406,492       -              406,492
                                            6.50%;
87,944          -             87,944        01/15/24                                      93,595        -              93,595
                                            6.50%;
148,958         -             148,958       01/15/24                                      158,529       -              158,529
                                            6.50%;
117,265         -             117,265       01/15/24                                      124,800       -              124,800
                                            6.50%;
116,471         -             116,471       03/15/24                                      123,954       -              123,954
                                            6.50%;
181,190         -             181,190       04/15/24                                      192,832       -              192,832
                                            6.50%;
90,393          -             90,393        04/15/24                                      96,201        -              96,201
                                            6.50%;
113,195         -             113,195       04/20/24                                      120,115       -              120,115
                                            6.50%;
471,742         -             471,742       07/15/24                                      502,494       -              502,494
                                            6.50%;
77,684          -             77,684        09/20/25                                      82,355        -              82,355
                                            6.50%;
157,681         -             157,681       10/15/25                                      167,654       -              167,654
                                            6.50%;
462,501         -             462,501       12/20/25                                      490,308       -              490,308
                                            6.50%;
103,153         -             103,153       01/15/26                                      109,583       -              109,583
                                            6.50%;
170,798         -             170,798       02/20/26                                      180,912       -              180,912
                                            6.50%;
109,235         -             109,235       03/15/26                                      116,044       -              116,044
                                            6.50%;
113,217         -             113,217       03/15/26                                      120,274       -              120,274
                                            6.50%;
175,719         -             175,719       03/20/26                                      186,124       -              186,124
                                            6.50%;
87,341          -             87,341        07/20/26                                      92,513        -              92,513
                                            6.50%;
141,300         -             141,300       08/20/26                                      149,667       -              149,667
                                            6.50%;
64,642          -             64,642        03/20/27                                      68,423        -              68,423
                                            6.50%;
144,673         -             144,673       02/15/28                                      153,435       -              153,435
                                            6.50%;
295,071         -             295,071       02/15/28                                      312,942       -              312,942
                                            6.50%; 10/20/28
-               125,174       125,174                                                     -             132,365        132,365
                                            6.50%; 06/15/31
-               24,284        24,284                                                      -             25,723         25,723
                                            6.50%;
525,787         35,052        560,839       07/15/31                                      556,941       37,129         594,070
                                            6.50%; 10/15/31
-               163,400       163,400                                                     -             173,082        173,082
                                            6.50%; 10/15/31
-               178,636       178,636                                                     -             189,220        189,220
                                            6.50%;
1,619,557       -             1,619,557     04/15/32                                      1,715,537     -              1,715,537
                                            6.50%; 07/15/32
-               313,586       313,586                                                     -             332,170        332,170
                                            6.50%;
1,322,114       -             1,322,114     08/20/33                                      1,395,126     -              1,395,126
                                            7.00%;
270,592         -             270,592       10/15/22                                      290,530       -              290,530
                                            7.00%;
50,397          -             50,397        10/15/22                                      54,110        -              54,110
                                            7.00%;
117,157         -             117,157       11/15/22                                      125,790       -              125,790
                                            7.00%;
75,036          -             75,036        11/15/22                                      80,565        -              80,565
                                            7.00%;
281,248         -             281,248       11/15/22                                      301,971       -              301,971
                                            7.00%;
170,196         -             170,196       11/15/22                                      182,736       -              182,736
                                            7.00%;
227,221         -             227,221       11/15/22                                      243,963       -              243,963
                                            7.00%;
101,321         -             101,321       12/15/22                                      108,786       -              108,786
                                            7.00%;
308,611         -             308,611       12/15/22                                      331,351       -              331,351
                                            7.00%;
153,973         -             153,973       12/15/22                                      165,319       -              165,319
                                            7.00%;
62,443          -             62,443        01/15/23                                      67,024        -              67,024
                                            7.00%;
111,561         -             111,561       01/15/23                                      119,746       -              119,746
                                            7.00%;
54,494          -             54,494        01/15/23                                      58,493        -              58,493
                                            7.00%;
127,608         -             127,608       01/15/23                                      136,971       -              136,971
                                            7.00%;
77,790          -             77,790        01/15/23                                      83,497        -              83,497
                                            7.00%;
102,523         -             102,523       01/15/23                                      110,046       -              110,046
                                            7.00%;
75,908          -             75,908        01/15/23                                      81,478        -              81,478
                                            7.00%;
620,907         -             620,907       02/15/23                                      666,465       -              666,465
                                            7.00%;
108,269         -             108,269       03/15/23                                      116,213       -              116,213
                                            7.00%;
60,255          -             60,255        04/15/23                                      64,676        -              64,676
                                            7.00%;
49,726          -             49,726        07/15/23                                      53,375        -              53,375
                                            7.00%;
79,808          -             79,808        07/15/23                                      85,664        -              85,664
                                            7.00%;
54,932          -             54,932        07/15/23                                      58,962        -              58,962
                                            7.00%;
208,375         -             208,375       07/15/23                                      223,665       -              223,665
                                            7.00%;
130,691         -             130,691       07/15/23                                      140,280       -              140,280
                                            7.00%;
37,857          -             37,857        08/15/23                                      40,635        -              40,635
                                            7.00%;
123,301         -             123,301       08/15/23                                      132,348       -              132,348
                                            7.00%;
71,115          -             71,115        08/15/23                                      76,333        -              76,333
                                            7.00%;
83,625          -             83,625        09/15/23                                      89,761        -              89,761
                                            7.00%;
99,122          -             99,122        10/15/23                                      106,395       -              106,395
                                            7.00%;
100,569         -             100,569       12/15/23                                      107,948       -              107,948
                                            7.00%;
118,129         -             118,129       12/15/23                                      126,796       -              126,796
                                            7.00%;
88,882          -             88,882        01/15/26                                      95,208        -              95,208
                                            7.00%;
67,901          -             67,901        04/15/26                                      72,734        -              72,734
                                            7.00%;
97,328          -             97,328        05/15/26                                      104,255       -              104,255
                                            7.00%;
173,512         -             173,512       12/15/26                                      185,943       -              185,943
                                            7.00%;
85,528          -             85,528        01/15/27                                      91,503        -              91,503
                                            7.00%;
43,421          -             43,421        03/15/27                                      46,455        -              46,455
                                            7.00%;
250,184         -             250,184       11/15/27                                      267,663       -              267,663
                                            7.00%;
240,345         -             240,345       12/15/27                                      257,137       -              257,137
                                            7.00%;
196,938         -             196,938       12/15/27                                      210,697       -              210,697
                                            7.00%;
195,918         -             195,918       12/15/27                                      209,606       -              209,606
                                            7.00%;
77,365          -             77,365        03/15/28                                      82,685        -              82,685
                                            7.00%;
103,351         -             103,351       04/15/28                                      110,459       -              110,459
                                            7.00%;
138,041         -             138,041       04/15/28                                      147,535       -              147,535
                                            7.00%;
249,774         -             249,774       04/15/28                                      266,952       -              266,952
                                            7.00%;
279,467         -             279,467       05/15/28                                      298,687       -              298,687
                                            7.00%;
433,902         -             433,902       02/15/29                                      463,454       -              463,454
                                            7.00%;
499,981         -             499,981       04/15/29                                      534,034       -              534,034
                                            7.00%;
759,129         -             759,129       05/15/31                                      810,550       -              810,550
                                            7.00%;
378,248         -             378,248       05/15/31                                      403,869       -              403,869
                                            7.00%;
922,043         120,590       1,042,633     05/15/31                                      984,632       128,776        1,113,408
                                            7.00%;
1,676,912       -             1,676,912     06/15/31                                      1,790,671     -              1,790,671
                                            7.00%; 07/15/31
-               4,728         4,728                                                       -             5,049          5,049
                                            7.00%; 07/15/31
-               31,870        31,870                                                      -             34,029         34,029
                                            7.00%;
1,352,444       -             1,352,444     09/15/31                                      1,444,279     -              1,444,279
                                            7.00%; 09/15/31
-               46,038        46,038                                                      -             49,156         49,156
                                            7.00%; 02/15/32
-               32,391        32,391                                                      -             34,582         34,582
                                            7.25%;
290,770         -             290,770       09/15/25                                      312,726       -              312,726
                                            7.25%;
39,480          -             39,480        09/15/25                                      42,461        -              42,461
                                            7.25%;
25,969          -             25,969        09/15/25                                      27,930        -              27,930
                                            7.25%;
96,554          -             96,554        10/15/25                                      103,845       -              103,845
                                            7.50%;
21,200          -             21,200        04/15/17                                      22,938        -              22,938
                                            7.50%;
156,160         -             156,160       04/15/17                                      168,961       -              168,961
                                            7.50%;
103,325         -             103,325       04/15/17                                      111,795       -              111,795
                                            7.50%;
35,807          -             35,807        05/15/17                                      38,743        -              38,743
                                            7.50%;
19,424          -             19,424        05/15/17                                      21,017        -              21,017
                                            7.50%;
47,142          -             47,142        07/15/18                                      51,030        -              51,030
                                            7.50%;
40,390          -             40,390        12/15/21                                      43,780        -              43,780
                                            7.50%;
46,397          -             46,397        12/15/21                                      50,290        -              50,290
                                            7.50%;
51,314          -             51,314        12/15/21                                      55,621        -              55,621
                                            7.50%;
79,652          -             79,652        02/15/22                                      86,413        -              86,413
                                            7.50%;
27,071          -             27,071        03/15/22                                      29,369        -              29,369
                                            7.50%;
25,455          -             25,455        03/15/22                                      27,615        -              27,615
                                            7.50%;
38,618          -             38,618        03/15/22                                      41,896        -              41,896
                                            7.50%;
27,908          -             27,908        04/15/22                                      30,277        -              30,277
                                            7.50%;
41,597          -             41,597        04/15/22                                      45,127        -              45,127
                                            7.50%;
45,307          -             45,307        04/15/22                                      49,152        -              49,152
                                            7.50%;
44,718          -             44,718        04/15/22                                      48,514        -              48,514
                                            7.50%;
44,589          -             44,589        04/15/22                                      48,374        -              48,374
                                            7.50%;
16,516          -             16,516        04/15/22                                      17,917        -              17,917
                                            7.50%;
115,958         -             115,958       05/15/22                                      125,800       -              125,800
                                            7.50%;
28,457          -             28,457        07/15/22                                      30,872        -              30,872
                                            7.50%;
144,480         -             144,480       07/15/22                                      156,743       -              156,743
                                            7.50%;
13,619          -             13,619        08/15/22                                      14,775        -              14,775
                                            7.50%;
27,259          -             27,259        08/15/22                                      29,573        -              29,573
                                            7.50%;
40,860          -             40,860        08/15/22                                      44,328        -              44,328
                                            7.50%;
76,586          -             76,586        08/15/22                                      83,087        -              83,087
                                            7.50%;
41,323          -             41,323        08/15/22                                      44,830        -              44,830
                                            7.50%;
59,761          -             59,761        08/15/22                                      64,834        -              64,834
                                            7.50%;
40,742          -             40,742        08/15/22                                      44,200        -              44,200
                                            7.50%;
39,037          -             39,037        08/15/22                                      42,350        -              42,350
                                            7.50%;
181,142         -             181,142       08/15/22                                      196,517       -              196,517
                                            7.50%;
78,652          -             78,652        08/15/22                                      85,328        -              85,328
                                            7.50%;
120,366         -             120,366       08/15/22                                      130,582       -              130,582
                                            7.50%;
10,192          -             10,192        08/15/22                                      11,058        -              11,058
                                            7.50%;
86,415          -             86,415        11/15/22                                      93,749        -              93,749
                                            7.50%;
46,613          -             46,613        02/15/23                                      50,548        -              50,548
                                            7.50%;
62,386          -             62,386        02/15/23                                      67,653        -              67,653
                                            7.50%;
21,012          -             21,012        02/15/23                                      22,786        -              22,786
                                            7.50%;
65,353          -             65,353        05/15/23                                      70,870        -              70,870
                                            7.50%;
72,746          -             72,746        05/15/23                                      78,888        -              78,888
                                            7.50%;
23,409          -             23,409        05/15/23                                      25,385        -              25,385
                                            7.50%;
10,952          -             10,952        05/15/23                                      11,876        -              11,876
                                            7.50%;
93,153          -             93,153        05/15/23                                      101,018       -              101,018
                                            7.50%;
49,720          -             49,720        06/15/23                                      53,918        -              53,918
                                            7.50%;
46,221          -             46,221        08/15/23                                      50,123        -              50,123
                                            7.50%;
39,385          -             39,385        09/15/23                                      42,710        -              42,710
                                            7.50%;
47,257          -             47,257        10/15/23                                      51,246        -              51,246
                                            7.50%;
212,549         -             212,549       11/15/23                                      230,493       -              230,493
                                            7.50%;
57,071          -             57,071        01/15/24                                      61,746        -              61,746
                                            7.50%;
12,734          -             12,734        06/15/24                                      13,777        -              13,777
                                            7.50%;
29,552          -             29,552        08/15/24                                      31,973        -              31,973
                                            7.50%;
122,423         -             122,423       12/15/25                                      132,286       -              132,286
                                            7.50%;
29,407          -             29,407        02/15/27                                      31,742        -              31,742
                                            7.50%;
171,351         -             171,351       03/15/27                                      184,957       -              184,957
                                            7.50%;
69,456          -             69,456        04/15/27                                      74,971        -              74,971
                                            7.50%;
176,221         -             176,221       05/15/27                                      190,214       -              190,214
                                            7.50%;
60,081          -             60,081        05/15/27                                      64,851        -              64,851
                                            7.50%;
41,447          -             41,447        06/15/27                                      44,738        -              44,738
                                            7.50%;
80,482          -             80,482        06/15/27                                      86,873        -              86,873
                                            7.50%;
574,575         -             574,575       08/15/29                                      618,890       -              618,890
                                            7.50%;
391,887         -             391,887       09/15/29                                      422,112       -              422,112
                                            7.50%;
1,229,908       -             1,229,908     08/15/30                                      1,324,710     -              1,324,710
                                            7.50%;
335,210         -             335,210       10/15/30                                      361,018       -              361,018
                                            7.50%; 11/15/30
-               57,974        57,974                                                      -             62,438         62,438
                                            7.50%;
763,811         -             763,811       12/15/30                                      822,619       -              822,619
                                            7.50%;
365,894         -             365,894       12/15/30                                      394,065       -              394,065
                                            7.50%; 01/15/31
-               11,820        11,820                                                      -             12,730         12,730
                                            7.50%;
384,114         -             384,114       05/15/31                                      413,705       -              413,705
                                            8.00%;
124,174         -             124,174       08/15/16                                      136,122       -              136,122
                                            8.00%;
12,172          -             12,172        09/15/16                                      13,344        -              13,344
                                            8.00%;
34,639          -             34,639        11/15/16                                      37,973        -              37,973
                                            8.00%;
36,654          -             36,654        12/15/16                                      40,181        -              40,181
                                            8.00%;
95,717          -             95,717        04/15/17                                      105,448       -              105,448
                                            8.00%;
203,457         -             203,457       04/15/17                                      224,140       -              224,140
                                            8.00%;
19,200          -             19,200        04/15/17                                      21,152        -              21,152
                                            8.00%;
32,106          -             32,106        04/15/17                                      35,370        -              35,370
                                            8.00%;
56,069          -             56,069        04/15/17                                      61,770        -              61,770
                                            8.00%;
78,483          -             78,483        04/15/17                                      86,462        -              86,462
                                            8.00%;
45,890          -             45,890        05/15/17                                      50,556        -              50,556
                                            8.00%;
25,738          -             25,738        05/15/17                                      28,354        -              28,354
                                            8.00%;
32,792          -             32,792        06/15/17                                      36,126        -              36,126
                                            8.00%;
38,632          -             38,632        06/15/17                                      42,559        -              42,559
                                            8.00%;
63,832          -             63,832        06/15/17                                      70,322        -              70,322
                                            8.00%;
59,830          -             59,830        06/15/17                                      65,913        -              65,913
                                            8.00%;
31,137          -             31,137        07/15/17                                      34,303        -              34,303
                                            8.00%;
31,761          -             31,761        04/15/21                                      34,979        -              34,979
                                            8.00%;
7,078           -             7,078         11/15/21                                      7,795         -              7,795
                                            8.00%;
131,127         -             131,127       02/15/22                                      144,381       -              144,381
                                            8.00%;
351,651         -             351,651       12/15/29                                      383,558       -              383,558
                                            8.00%;
243,060         -             243,060       10/15/30                                      265,070       -              265,070
                                            8.00%;
579,408         96,568        675,976       12/15/30                                      631,876       105,313        737,189
                                            8.00%;
59,971          -             59,971        04/15/31                                      65,389        -              65,389
                                                                                      ----------------------------------------------
                                                         TOTAL GNMA CERTIFICATES         167,652,784   4,570,798      172,223,582

                                            COMMERCIAL PAPER (8.88%)

                                            FINANCE-MORTGAGE LOAN/BANKER (8.88%)
                                             Federal Home Loan Mortgage
                                              1.53%;
10,000,000      4,000,000     14,000,000    11/08/04                                      9,997,025     3,998,810      13,995,835
                                             Federal National Mortgage Association
                                              1.75%;
5,000,000       4,000,000     9,000,000     11/15/04                                      4,996,597     3,997,278      8,993,875
                                              1.79%;
5,000,000       5,000,000     10,000,000    11/19/04                                      4,995,525     4,995,525      9,991,050
                                             Investment in Joint Trading Account;
                                            Federal Home Loan Bank
                                              1.69%;
4,213,655       2,628,646     6,842,301     11/01/04                                      4,213,655     2,628,646      6,842,301
                                                                                      ----------------------------------------------
                                                          TOTAL COMMERCIAL PAPER         24,202,802    15,620,259     39,823,061

                                            REPURCHASE AGREEMENTS (2.52%)
                                             Goldman Sachs; 1.75%; dated 10/29/04
                                             maturing 11/01/04
11,282,644      -            11,282,644    (collateralized by U.S. Treasuries;
                                            $11,368,615; 11/18/04 - 01/15/12)(4)         11,271,000    -              11,271,000
                                                                                      ----------------------------------------------
                                                     TOTAL REPURCHASE AGREEMENTS         11,271,000    -              11,271,000

                                           TOTAL PORTFOLIO INVESTMENTS (113.80%)        371,154,743   138,696,274    509,851,017

                                            Liabilities, net of cash, receivables
                                                and other assets (-13.80%)              (42,377,664)  (19,449,644)   (61,827,308)
                                                                                      ----------------------------------------------
                                                      TOTAL NET ASSETS (100.00%)        $328,777,079  $119,246,630   $448,023,709
                                                                                      ==============================================


(1)  Security or a portion of the security was on loan at the end of the period.
(2)  Variable rate.
(3) Security or a portion of the security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.
(4)  Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

         Unrealized Appreciation                            $5,653,756   $  1,135,092    $  6,788,848
         Unrealized Depreciation                              (736,359)      (308,734)     (1,045,093)
                                                         ----------------------------------------------
         Net Unrealized Appreciation (Depreciation)          4,917,397        826,358         5,743,755
         Cost for federal income tax purposes             $366,237,346   $137,869,916    $  504,107,262


                                                        Coupon Distribution (unaudited)

         Percentage of Total Value            Sector                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
22.37%          24.56%        22.97%        Less than 4%                       $ 83,044,057    34,056,374         $117,100,431
                                            4.00-4.99%
9.36            17.55         11.59         4.00-4.99%                           34,740,792    24,338,945           59,079,737
                                            5.00-5.99%
45.07           44.45         44.90         5.00-5.99%                          167,263,010    61,655,755          228,918,765
                                            6.00-6.99%
16.48           11.75         15.19         6.00-6.99%                           61,165,666    16,301,917           77,467,583
                                            7.00-7.99%
6.01            1.58          4.81          7.00-7.99%                           22,318,078     2,190,846           24,508,924
                                            8.00% and over
0.71            0.11          0.54          8.00% and over                        2,623,140       152,437            2,775,577
                                                                               --------------------------------------------------
                                                                  TOTAL        $371,154,743   $138,696,274    $509,851,017
                                                                               ==================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              PRINCIPAL           PRINCIPAL        DIVERSIFIED                       COMBINED
                                            INTERNATIONAL       INTERNATIONAL     INTERNATIONAL   PRO FORMA        DIVERSIFIED
                                              FUND, INC.     SMALLCAP FUND, INC.    FUND/(D)/    ADJUSTMENTS    INTERNATIONAL FUND
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ......   $239,656,951        $ 55,546,231       $ 95,988,689   $        --     $391,191,871
                                           ============        ============       ============   ===========     ============
FOREIGN CURRENCY--AT COST ..............   $    151,354        $         --       $    114,016   $        --     $    265,370
                                           ============        ============       ============   ===========     ============
ASSETS
Investment in securities--at value......   $262,650,479/(c)/   $65,896,401/(c)/   $105,105,412   $        --     $433,652,292/(c)/
Foreign currency--at value..............        151,947                  --            114,347            --          266,294
Cash....................................         12,877              24,607             24,022            --           61,506
Receivables:
 Capital Shares sold....................         15,924              54,806             94,851            --          165,581
 Dividends and interest.................        385,383              97,337            155,129            --          637,849
 Expense reimbursement from Manager.....             --                 791                 --            --              791
 Investment securities sold.............        777,406             922,622            317,639            --        2,017,667
Other assets............................          4,454                 394                 --            --            4,848
Prepaid directors' expenses.............             75                  25                 --            --              100
                                           ------------        ------------       ------------   -----------     ------------
                            Total Assets    263,998,545          66,996,983        105,811,400            --      436,806,928
LIABILITIES
Accrued management and investment
 advisory fees..........................         38,848              13,962             17,864            --           70,674
Accrued administrative service fees.....             --                  --                693            --              693
Accrued distribution fees...............          4,431               4,715              6,745            --           15,891
Accrued service fees....................             --                  --                859            --              859
Accrued transfer and administrative fees        128,973              50,351             32,362            --          211,686
Accrued other expenses..................        122,654              36,931             10,214            --          169,799
Payables:
 Capital Shares reacquired..............        145,893              40,503                 --            --          186,396
 Investment securities purchased........      2,626,058             687,716          1,251,291            --        4,565,065
Collateral obligation on securities
 loaned, at value.......................     21,397,848           5,088,215                 --            --       26,486,063
                                           ------------        ------------       ------------   -----------     ------------
                       Total Liabilities     24,464,705           5,922,393          1,320,028            --       31,707,126
                                           ------------        ------------       ------------   -----------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ................................   $239,533,840        $ 61,074,590       $104,491,372   $        --     $405,099,802
                                           ============        ============       ============   ===========     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital........................   $289,721,297        $ 54,238,949       $ 95,342,363   $        --     $439,302,609
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).......................      1,665,403             (66,566)           466,782            --        2,065,619
Accumulated undistributed
 (overdistributed) net realized gain
 (loss).................................    (74,835,513)         (3,447,766)          (442,902)           --      (78,726,181)
Net unrealized appreciation
 (depreciation) of investments..........     22,993,528          10,350,170          9,116,723            --       42,460,421
Net unrealized appreciation
 (depreciation) on translation of assets
 and liabilities in foreign currencies..        (10,875)               (197)             8,406            --           (2,666)
                                           ------------        ------------       ------------   -----------     ------------
                        Total Net Assets   $239,533,840        $ 61,074,590       $104,491,372   $        --     $405,099,802
                                           ============        ============       ============   ===========     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.......................    325,000,000         100,000,000        465,000,000            --      465,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..........            N/A                 N/A       $  8,156,551           N/A     $  8,156,551
  Shares issued and outstanding.........                                               876,205                        876,205
  Net asset value per share.............                                          $       9.31                   $       9.31
                                                                                  ============                   ============

Advisors Select: Net Assets.............            N/A                 N/A       $  5,572,585           N/A     $  5,572,585
  Shares issued and outstanding.........                                               602,167                        602,167
  Net asset value per share.............                                          $       9.25                   $       9.25
                                                                                  ============                   ============

Class A: Net Assets.....................   $212,752,278        $ 47,716,565                N/A            --     $260,468,843
  Shares issued and outstanding.........     29,623,397           3,202,418                       (4,878,514)      27,947,301
  Net asset value per share.............   $       7.18        $      14.90                               --     $       9.32
  Maximum offering price per share /(a)/   $       7.62        $      15.81                               --     $       9.89
                                           ============        ============                               ==     ============

Class B: Net Assets.....................   $ 26,781,562        $ 13,358,025                N/A            --     $ 40,139,587
  Shares issued and outstanding.........      3,804,914             945,417                         (443,509)       4,306,822
  Net asset value per share /(b)/ ......   $       7.04        $      14.13                               --     $       9.32
                                           ============        ============                               ==     ============

Class J: Net Assets.....................            N/A                 N/A       $ 63,380,482           N/A     $ 63,380,482
  Shares issued and outstanding.........                                             6,837,443                      6,837,443
  Net asset value per share /(b)/ ......                                          $       9.27                   $       9.27
                                                                                  ============                   ============

Institutional: Net Assets...............            N/A                 N/A       $ 15,830,592           N/A     $ 15,830,592
  Shares issued and outstanding.........                                             1,698,991                      1,698,991
  Net asset value per share.............                                          $       9.32                   $       9.32
                                                                                  ============                   ============

Preferred: Net Assets...................            N/A                 N/A       $ 10,120,430           N/A     $ 10,120,430
  Shares issued and outstanding.........                                             1,085,412                      1,085,412
  Net asset value per share.............                                          $       9.32                   $       9.32
                                                                                  ============                   ============

Select: Net Assets......................            N/A                 N/A       $  1,430,732           N/A     $  1,430,732
  Shares issued and outstanding.........                                               151,769                        151,769
  Net asset value per share.............                                          $       9.43                   $       9.43
                                                                                  ============                   ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
/(d) /Effective March 1, 2005, International Fund I changed its name to
  Diversified International Fund.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                   PRINCIPAL                                           COMBINED
                                                    PRINCIPAL     INTERNATIONAL   DIVERSIFIED                         DIVERSIFIED
                                                  INTERNATIONAL     SMALLCAP      INTERNATIONAL      PROFORMA        INTERNATIONAL
                                                    FUND, INC.     FUND, INC.         FUND       ADJUSTMENTS /(A)/       FUND
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends......................................  $ 5,745,636     $ 1,209,101     $ 2,000,491       $      --        $ 8,955,228
 Withholding tax on foreign dividends...........     (685,911)       (116,644)       (247,905)             --         (1,050,460)
 Interest.......................................       29,017           4,217          33,767              --             67,001
 Securities lending.............................      194,272          46,443              --              --            240,715
                                                  -----------     -----------     -----------       ---------        -----------
                                    Total Income    5,283,014       1,143,117       1,786,353              --          8,212,484
Expenses:
 Management and investment advisory fees........    2,023,299         656,321         745,729         (47,347)         3,378,002
 Distribution fees - Advisors Preferred.........           --              --          16,810              --             16,810
 Distribution fees - Advisors Select............           --              --          15,327              --             15,327
 Distribution fees - Class A....................      359,610         106,391              --         (34,084)           431,917
 Distribution fees - Class B....................      157,067         112,817              --         (44,881)           225,003
 Distribution fees - Class J....................           --              --         241,922              --            241,922
 Distribution fees - Select.....................           --              --           1,184              --              1,184
 Administrative service fees - Advisors
  Preferred.....................................           --              --          10,086              --             10,086
 Administrative service fees - Advisors Select..           --              --          10,218              --             10,218
 Administrative service fees - Preferred........           --              --          10,059              --             10,059
 Administrative service fees - Select...........           --              --           1,539              --              1,539
 Registration fees - Class A....................        5,418           4,533              --          (4,533)             5,418
 Registration fees - Class B....................        9,223           6,393              --          (6,393)             9,223
 Registration fees - Class J....................           --              --          16,838              --             16,838
 Service fees - Advisors Preferred..............           --              --          11,430              --             11,430
 Service fees - Advisors Select.................           --              --          12,772              --             12,772
 Service fees - Preferred.......................           --              --          13,716              --             13,716
 Service fees - Select..........................           --              --           1,776              --              1,776
 Shareholder reports - Class A..................       32,756           7,879              --              --             40,635
 Shareholder reports - Class B..................        6,749           3,253              --              --             10,002
 Shareholder reports - Class J..................           --              --          17,362              --             17,362
 Transfer and administrative fees - Class A.....      191,490          50,960              --            (450)           242,000
 Transfer and administrative fees - Class B.....       45,773          20,358              --            (450)            65,681
 Transfer and administrative fees - Class J.....           --              --         155,648              --            155,648
 Auditing and legal fees........................       12,155           9,941              --         (22,096)                --
 Custodian fees.................................      215,650          71,517              --        (287,167)                --
 Directors' expenses............................        8,064           1,785              --          (9,849)                --
 Registration fees..............................       23,986          26,671              --         (26,671)            23,986
 Transfer and administrative fees...............      422,817         182,052              --           6,233            611,102
 Other expenses.................................       14,605           3,392              --         (17,997)                --
 Other expenses - Class J.......................           --              --             824              --                824
                                                  -----------     -----------     -----------       ---------        -----------
                            Total Gross Expenses    3,528,662       1,264,263       1,283,240        (495,685)         5,580,480
 Less: Fees paid indirectly.....................       26,557           9,566           5,806          (6,928)            35,001
 Less: Reimbursement from Manager - Class A.....           --          20,303              --         (20,303)                --
 Less: Reimbursement from Manager - Class B.....           --           8,022              --          (8,022)                --
                                                  -----------     -----------     -----------       ---------        -----------
                              Total Net Expenses    3,502,105       1,226,372       1,277,434        (460,432)         5,545,479
                                                  -----------     -----------     -----------       ---------        -----------
          Net Investment Income (Operating Loss)    1,780,909         (83,255)        508,919         460,432          2,667,005

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................   39,436,940      13,301,320      11,858,385              --         64,596,645
 Foreign currency transactions..................      (90,617)        (12,447)        (39,299)             --           (142,363)
Change in unrealized appreciation/depreciation
 of:
 Investments....................................   (4,432,625)     (1,147,175)       (804,737)             --         (6,384,537)
 Translation of assets and liabilities in
  foreign currencies............................       (2,561)            578          (2,788)             --             (4,771)
                                                  -----------     -----------     -----------       ---------        -----------
      Net Realized and Unrealized Gain (Loss) on
                                 Investments and
                              Foreign Currencies   34,911,137      12,142,276      11,011,561              --         58,064,974
                                                  -----------     -----------     -----------       ---------        -----------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations  $36,692,046     $12,059,021     $11,520,480       $ 460,432        $60,731,979
                                                  ===========     ===========     ===========       =========        ===========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

        Principal Amount or Number of Shares                                                          Market Value
-----------------------------------------------------------------------------------------------------------------------------------
            Principal                                                                           Principal
Principal      Int'l                                                              Principal        Int'l
  Int'l     SmallCap    Diversified                                                 Int'l       SmallCap      Diversified
  Fund,       Fund,        Int'l                                                    Fund,         Fund,          Int'l
  Inc.        Inc.         Fund     Combined                                        Inc.          Inc.           Fund     Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                            COMMON STOCKS (97.68%)

                                            ADVERTISING AGENCIES (0.11%)

     3,787     9,653       1,528     14,968  Asatsu-DK                              $ 107,344      $ 273,618    $ 43,312   $ 424,274
                                            ADVERTISING SALES (0.16%)
    25,014    50,302      10,364     85,680  Telefonica Publicidad e Informacion      183,596        369,203      76,069     628,868
                                            AEROSPACE & DEFENSE-EQUIPMENT (0.44%)
    43,553         -      18,828     62,381   European Aeronautic Defense &
                                              Space (1)                             1,238,225              -     535,286   1,773,511
                                            AGRICULTURAL OPERATIONS (0.16%)
   284,751   708,054     114,847  1,107,652  Chaoda Modern Agriculture (1)             96,949        241,070      39,102     377,121
    80,000                32,846    112,846  IOI Berhad                               200,000                     82,115     282,115
                   -                        AIRLINES (0.07%)
     5,496    13,785       2,277     21,558  Austrian Airlines (2)                     74,526        186,925      30,876     292,327
                                            AIRPORT DEVELOPMENT &
                                            MAINTENANCE (0.13%)
       805     2,027         333      3,165  Kobenhavns Lufthavne                     134,642        339,031      55,697     529,370
                                            APPLICATIONS SOFTWARE (0.05%)
     3,235         -       1,067      4,302  Infosys Technologies                     135,946              -      70,955     206,901
                                            APPLICATIONS SOFTWAREN (0.02%)
     2,576         -           -      2,576  TATA Consultancy Services (2)             65,548              -           -      65,548
                                            ATHLETIC FOOTWEAR (0.26%)
     1,060     2,678         436      4,174  Puma (1)                                 264,632        668,569     108,848   1,042,049
                                            AUDIO & VIDEO PRODUCTS (0.16%)
     1,209     3,059         487      4,755  Bang & Olufsen                            71,613        181,195      28,847     281,655
    23,000    66,333       9,293     98,626  Sansui Electric (2)                        6,931         19,989       2,800      29,720
   232,779   586,597      93,359    912,735  Skyworth Digital Holdings                 80,002        201,602      32,086     313,690
                                            AUTO-CARS & LIGHT TRUCKS (2.05%)
     3,555         -       1,454      5,009  Hyundai Motor                            172,431              -      70,525     242,956
    21,810         -       8,897     30,707  Renault                                1,819,967              -     742,423   2,562,390
                   -       9,768      9,768 Tata Motors (2)                                                       90,354      90,354
    97,207         -      42,101    139,308  Toyota Motor                           3,780,628              -   1,637,415   5,418,043
                                            AUTO-MEDIUM & HEAVY DUTY
                                            TRUCKS (0.45%)
    34,318         -      14,225     48,543  Volvo (1)                              1,295,401              -     536,951   1,832,352
                                            AUTO/TRUCK PARTS & EQUIPMENT-
                                            ORIGINAL (0.20%)
     4,998    12,658       2,014     19,670  Exedy                                     84,202        213,252      33,930     331,384
     7,103    18,145       2,975     28,223  Keihin                                   117,257        299,540      49,112     465,909
                                            BEVERAGES-NON-ALCOHOLIC (0.34%)
     3,275     8,230       1,320     12,825  Asahi Soft Drinks                         27,880         70,062      11,237     109,179
     5,548    14,052       2,234     21,834  Calpis                                    34,221         86,676      13,780     134,677
    33,375                17,069     50,444  Coca-Cola Hellenic Bottling              740,409              -     378,668   1,119,077
                                            BICYCLE MANUFACTURING (0.01%)
     8,000         -       7,000     15,000  Giant Manufacturing                       11,639              -      10,184      21,823
                                            BREWERY (0.55%)
     3,044         -       1,263      4,307  Efes Breweries International (2)          84,471              -      35,048     119,519
     1,735         -           -      1,735  Quilmes Industrial                        28,385              -                  28,385
    78,145         -      36,292    114,437  SABMiller                              1,125,435              -     522,673   1,648,108
                                            BREWERY (continued)
     6,018    15,158       2,492     23,668  Wolverhampton & Dudley Breweries         100,674        253,577      41,689     395,940
                                            BUILDING & CONSTRUCTION PRODUCTS-
                                            MISCELLANEOUS (0.60%)
       658       680         259      1,597  Geberit                                  427,184        441,466     168,147   1,036,797
    26,244    66,903      10,873    104,020  Kingspan Group                           205,309        523,389      85,061     813,759
       235       589          97        921  Sika                                     144,155        361,308      59,502     564,965
                                            BUILDING & CONSTRUCTION-
                                            MISCELLANEOUS (0.13%)
     4,957    12,834       2,054     19,845  Abengoa                                   45,905        118,849      19,021     183,775
    21,798    54,902       9,027     85,727  Carillion                                 86,371        217,541      35,768     339,680
                                            BUILDING PRODUCTS-CEMENT &
                                            AGGREGATE (1.03%)
   167,603   429,415      70,417    667,435  Adelaide Brighton                        206,565        529,240      86,787     822,592
   104,735         -      48,785    153,520  BPB                                      805,526                    375,209   1,180,735
    17,152    43,337       7,106     67,595  Cementir                                  76,146        192,393      31,547     300,086
    18,842         -           -     18,842  Gujarat Ambuja Cements Ltd. (2)          142,026                                142,026
    34,048    36,499      15,168     85,715  Italcementi                              521,461        558,999     232,305   1,312,765
    29,818         -      12,552     42,370  Italcementi                              307,991              -     129,650     437,641
                                            BUILDING PRODUCTS-DOORS &
                                            WINDOWS (0.24%)
    76,091         -      30,714    106,805  Asahi Glass                              697,925              -     281,716     979,641
                                            BUILDING-HEAVY CONSTRUCTION (1.58%)
    65,430         -      27,465     92,895  Actividades de Construccion y
                                             Servicios (1)                          1,264,267              -     530,691   1,794,958
     4,180    10,492       1,730     16,402  Daelim Industrial                        179,223        449,858      74,176     703,257
    77,194         -      31,698    108,892  IJM                                       95,477              -      39,205     134,682
    17,347     7,573       7,281     32,201  Vinci (1)                              2,059,883        899,262     864,588   3,823,733
                                            BUILDING-RESIDENTIAL &
                                            COMMERCIAL (1.55%)
    94,565         -      39,177    133,742  Corporacion GEO (2)                      147,594              -      61,147     208,741
    82,027         -      33,691    115,718  Daiwa House Industry                     837,341              -     343,922   1,181,263
    16,590         -       6,810     23,400  Hyundai Development                      222,287              -      91,246     313,533
    17,653    44,601       7,218     69,472  McCarthy & Stone                         187,766        474,398      76,774     738,938
   163,193    63,394      70,379    296,966  Persimmon                              1,844,945        716,688     795,655   3,357,288
     2,651     6,675       1,098     10,424  Token (2)                                118,333        297,952      49,011     465,296
                                            CASINO SERVICES (0.19%)
    29,840    75,949      12,363    118,152  Aristocrat Leisure (1)                   191,462        487,312      79,325     758,099
                                            CELLULAR TELECOMMUNICATIONS (2.34%)
    43,696         -      17,898     61,594  Advanced Info Service Public (3)          99,490              -      40,751     140,241
   172,246         -      70,675    242,921  America Telecom (2)                      418,191              -     171,590     589,781
   225,700         -      92,300    318,000  Far EasTone Telecommunications           241,206              -      98,641     339,847
   108,197         -      44,398    152,595  Maxis Communications                     244,867              -     100,480     345,347
 1,117,271         -     459,666  1,576,937  mm02 (2)                               2,154,653              -     886,464   3,041,117
     2,447     6,109       1,014      9,570  Mobistar (2)                             183,027        456,932      75,844     715,803
     2,207         -         840      3,047  Vimpel Communications (2)                251,598              -      95,760     347,358
 1,076,751         -     459,666  1,536,417  Vodafone Group                         2,757,172              -   1,177,039   3,934,211
                                            CHEMICALS-DIVERSIFIED (1.94%)
    25,424         -      10,702     36,126  BASF                                   1,586,306              -     667,741   2,254,047
   343,296   173,859     148,037    665,192  Mitsubishi Gas Chemical                1,467,713        743,309     632,911   2,843,933
     3,517     8,883       7,740     20,140  NOF                                       12,122         30,617      26,677      69,416
   204,378         -      93,632    298,010  Sumitomo Chemical (1)                    989,267              -     453,214   1,442,481
   201,167         -      83,344    284,511  Tosoh                                    850,588              -     352,401   1,202,989
                                            CHEMICALS-SPECIALTY (1.07%)
    76,241    57,868      32,411    166,520  Clariant                               1,028,011        780,275     437,020   2,245,306
    58,421    43,418      32,914    134,753  Methanex                                 917,206        681,660     516,748   2,115,614
                                            CIRCUIT BOARDS (0.04%)
   182,000         -      76,000    258,000  Unimicron Technology                     117,683              -      49,142     166,825
                                            COAL (0.04%)
    93,779         -      37,913    131,692  Yanzhou Coal Mining                      123,498              -      49,928     173,426
                                            COATINGS & PAINT (0.20%)
    35,419    90,938      14,912    141,269  Kansai Paint (1)                         203,128        521,530      85,520     810,178
                                            COMMERCIAL BANKS (6.88%)
    35,979         -      13,862     49,841  ABSA Group                               391,489              -     150,833     542,322
       511     1,287         212      2,010  Amagerbanken                              63,073        158,856      26,167     248,096
   122,628         -      51,161    173,789  Anglo Irish Bank                       2,324,234              -     969,682   3,293,916
    77,293    53,069      33,011    163,373  Banca Popolare di Lodi                   832,775        571,779     355,669   1,760,223
    25,715         -      10,581     36,296  Banco do Brasil                          257,510              -     105,958     363,468
    16,012         -       7,009     23,021  Bank Austria Creditanstalt             1,181,551              -     517,205   1,698,756
   127,850         -      52,458    180,308  Bank Leumi Le-Israel                     266,680              -     109,421     376,101
    30,463    78,618      12,753    121,834  Bank of Kyoto (1) (2)                    223,761        577,475      93,675     894,911
     8,472    20,710       3,417     32,599  Bank of Piraeus                          109,492        267,656      44,161     421,309
 1,077,500         -     442,000  1,519,500  Bank Rakyat                              230,893              -      94,714     325,607
     9,303         -       3,862     13,165  BBVA Banco Frances                        60,469              -      25,103      85,572
   124,000         -      54,000    178,000  Chiba Bank                               795,216              -     346,304   1,141,520
   142,887         -      58,788    201,675  Chinatrust Financial Holding             162,969              -      67,051     230,020
     4,000         -       1,944      5,944  CorpBanca (3) (4)                        105,820              -      51,429     157,249
     8,240         -       3,373     11,613  Credicorp                                118,656              -      48,571     167,227
    36,200         -      14,850     51,050  Daegu Bank                               216,650              -      88,875     305,525
    14,164    35,845       5,899     55,908  Dah Sing Financial                       101,907        257,898      42,442     402,247
   201,660         -      96,016    297,676  DnB Holding (1)                        1,703,676              -     811,168   2,514,844
     1,883         -         773      2,656  E.Sun Financial Holding (2) (4)           32,130              -      13,190      45,320
   207,000         -      85,000    292,000  E.Sun Financial Holding                  141,284              -      58,015     199,299
    88,190         -      36,200    124,390  EON Capital                              139,247              -      57,158     196,405
     7,640         -       3,170     10,810  Hana Bank                                190,744              -      79,144     269,888
    14,243         -       5,844     20,087  Hansabank                                143,131              -      58,727     201,858
   369,562         -     168,400    537,962  IntesaBci                              1,509,025              -     687,624   2,196,649
    16,059     9,434       6,877     32,370  Jyske Bank (2)                           516,853        303,630     221,334   1,041,817
       528     1,331         219      2,078  Natexis Banques Populaires                63,034        158,897      26,145     248,076
    51,465         -      20,768     72,233  National Bank of Greece                1,432,396              -     578,030   2,010,426
   219,376         -      95,707    315,083  Nordea                                 1,889,006              -     824,115   2,713,121
     6,254         -       2,566      8,820  OTP Bank                                 157,626              -      64,673     222,299
        11        29           5         45  Sapporo Hokuyo Holdings                   71,890        189,528      32,677     294,095
   126,218         -      55,207    181,425  Shinsei Bank (1)                         820,138              -     358,723   1,178,861
    94,803         -      41,412    136,215  Shizuoka Bank                            789,207              -     344,743   1,133,950
         -         -       8,787      8,787 Toronto-Dominion Bank                           -              -     352,849     352,849
         -         -  28,332,532  8,332,532 Turkiye Garanti Bankasi (2)                     -              -      75,707      75,707
         -         -  28,272,120  8,272,120 Turkiye Is Bankasi                              -              -     116,962     116,962
    17,222    43,376       7,133     67,731  Wing Hang Bank                           117,824        296,756      48,800     463,380
                                            COMMUNICATIONS SOFTWARE (0.08%)
    38,475    96,905      15,933    151,313  Telelogic (2)                             81,676        205,713      33,823     321,212
                                            COMPUTER SERVICES (0.08%)
     2,116     5,395         877      8,388  ALTEN (1) (2)                             45,758        116,666      18,965     181,389
     5,066    13,018       2,042     20,126  EDB Business Partner (1) (2)              33,764         86,762      13,609     134,135
                                            COMPUTERS (0.07%)
    46,000         -      18,000     64,000  High Tech Computer                       191,408              -      74,899     266,307
                                            COMPUTERS-INTEGRATED SYSTEMS (0.55%)
    22,500         -       9,803     32,303  Itochu Techno-Science                    906,865              -     395,111   1,301,976
        92       233      98,795     99,120  NIWS                                     233,054        590,235      98,795     922,084
                                            COMPUTERS-PERIPHERAL EQUIPMENT(0.71%)
   198,000         -      72,348    270,348  Lite-On Technology                       176,632              -      72,348     248,980
    25,675     9,069     529,862    564,606  Logitech International (2)             1,328,146        469,132     529,862   2,327,140
     1,684     4,222      34,509     40,415  Roland (1)                                83,257        208,734      34,509     326,500
                                            CONSULTING SERVICES (0.31%)
     8,384    21,053      26,138     55,575  Savills                                   63,099        158,448      26,138     247,685
    20,593    52,721     104,625    177,939  WS Atkins                                249,224        638,048     104,625     991,897
                                            CONTAINERS-METAL & GLASS (0.27%)
    98,231         -     335,005    433,236  Rexam                                    776,201              -     335,005   1,111,206
                                            COSMETICS & TOILETRIES (0.40%)
    23,985    61,089      30,361    115,435  Body Shop International                   73,283        186,649      30,361     290,293
       240         -      19,563     19,803  Pacific                                   46,950              -      19,563      66,513
    18,251         -     351,966    370,217  Uni-Charm (1)                            921,229              -     351,966   1,273,195
                                            CRUISE LINES (0.57%)
    30,577         -     706,907    737,484  Carnival                               1,615,237              -     706,907   2,322,144
                                            DISTRIBUTION-WHOLESALE (0.73%)
     2,900     7,250      38,817     48,967  Doshisha (1)                              96,130        240,324      38,817     375,271
     4,207    10,602      47,203     62,012  Inchcape                                 113,931        287,117      47,203     448,251
    88,399         -     631,757    720,156  Wolseley                               1,527,410              -     631,757   2,159,167
                                            DIVERSIFIED FINANCIAL SERVICES(0.50%)
    62,271         -      78,012    140,283  RMB Holdings                             190,125              -      78,012     268,137
    94,836         -     484,279    579,115  Sampo Ojy (1)                          1,126,741              -     484,279   1,611,020
     4,500         -      36,635     41,135  Shinhan Financial Group                   88,633              -      36,635     125,268
                                            DIVERSIFIED MANUFACTURING
                                            OPERATIONS (0.22%)
    22,611    57,734      33,718    114,063  Charter (2)                               81,410        207,869      33,718     322,997
    12,940         -      75,789     88,729  Cheil Industries                         182,628              -      75,789     258,417
     3,249     8,342      30,748     42,339  NKT Holding                               76,201        195,651      30,748     302,600
                                            DIVERSIFIED MINERALS (1.66%)
    23,206         -     186,297    209,503  Anglo American                           504,634              -     186,297     690,931
    10,745         -      83,240     93,985  Antofagasta                              196,487              -      83,240     279,727
   190,251         -     832,742  1,022,993  BHP Billiton                           1,929,484              -     832,742   2,762,226
    11,225    28,376      71,876    111,477  Inmet Mining (2)                         173,471        438,522      71,876     683,869
    34,273         -     356,560    390,833  Teck Cominco                             818,787              -     356,560   1,175,347
    50,848         -     338,768    389,616  Xstrata                                  784,947              -     338,768   1,123,715
                                            DIVERSIFIED OPERATIONS (1.22%)
    57,285         -      92,315    149,600  Alfa                                     222,777              -      92,315     315,092
    13,693         -      78,054     91,747  Barloworld                               190,245              -      78,054     268,299
    47,661         -     780,467    828,128  Brascan (1)                            1,695,047              -     780,467   2,475,514
                                             China Merchants Holdings
    85,882         -      53,103    138,985   International                           126,891              -      53,103     179,994
    30,000         -      30,681     60,681  Citic Pacific                             76,702              -      30,681     107,383
    13,220         -     119,375    132,595  Imperial Holdings (2)                    196,556              -     119,375     315,931
     3,879     9,798      18,766     32,443  Ordina                                    45,297        114,415      18,766     178,478
   233,000         -     101,000    334,000  Wharf Holdings                           766,349              -     332,194   1,098,543
                                            ELECTRIC PRODUCTS-
                                            MISCELLANEOUS (1.09%)
    92,528         -      39,865    132,393  Casio Computer (1)                     1,097,022              -     472,643   1,569,665
   308,856         -     124,735    433,591  Hitachi                                1,939,984              -     783,485   2,723,469
     1,580         -         650      2,230  LG Electronics                            89,197              -      36,695     125,892
                                            ELECTRIC-GENERATION (0.39%)
   101,000         -      42,000    143,000  China Power International Holding(2)      39,578              -      16,458      56,036
    36,351         -      15,730     52,081  Electric Power Development (2)           948,227              -     410,322   1,358,549
    63,553         -      25,340     88,893  Electricity Generating Public (3)        102,143              -      40,727     142,870
                                            ELECTRIC-INTEGRATED (3.83%)
    32,636    82,408      13,516    128,560  ASM Brescia                               99,220        250,536      41,091     390,847
    29,773         -      12,997     42,770  E.ON                                   2,423,855              -   1,058,101   3,481,956
   133,269         -      59,033    192,302  Enel (1)                               1,201,930              -     532,409   1,734,339
   127,177         -      51,493    178,670  Fortum                                 1,941,305              -     786,020   2,727,325
    71,275   180,222      29,529    281,026  International Power (2)                  210,915        533,307      87,381     831,603
    48,339         -      20,295     68,634  RWE                                    2,551,818              -   1,071,374   3,623,192
   238,762         -     100,246    339,008  Scottish Power                         1,922,741              -     807,277   2,730,018
                                            ELECTRONIC COMPONENTS-
                                            MISCELLANEOUS (0.67%)
     1,048     2,640         434      4,122  Funkwerk                                  45,059        113,507      18,660     177,226
     2,192     5,521         908      8,621  LG Micron                                100,642        253,488      41,689     395,819
     4,090    10,377       1,651     16,118  Nihon Dempa Kogyo                         86,468        219,384      34,904     340,756
     2,640         -       1,090      3,730  Samsung Electronics                    1,036,427              -     427,919   1,464,346
     1,090         -         440      1,530  Samsung SDI                               98,339              -      39,696     138,035
     7,182    18,088       2,974     28,244  Star Micronics (1)                        58,773        148,022      24,338     231,133
                                            ELECTRONIC COMPONENTS-
                                            SEMICONDUCTOR (0.14%)
    21,980         -       9,020     31,000  Hynix Semiconductor (2)                  249,349                    102,326     351,675
     5,324    13,992       2,206     21,522  Kontron (2)                               48,558        127,615      20,120     196,293
                                            ELECTRONIC MEASUREMENT
                                            INSTRUMENTS (0.10%)
     3,277     8,396       1,358     13,031  Techem (2)                               103,796        265,935      43,013     412,744
                                            ENERGY-ALTERNATE SOURCES (0.05%)
       764     1,930         316      3,010  SolarWorld                                46,649        117,843      19,294     183,786
                                            ENTERPRISE SOFTWARE & SERVICE (0.03%)
     2,380     6,160         986      9,526  Unit 4 Agresso (2)                        34,816         90,112      14,424     139,352
                                            EXTENDED SERVICE CONTRACTS (0.09%)
   202,335   509,901      83,794    796,030 Accord Customer Care Solutions (1)(2)      93,558        235,775      38,746     368,079
                                            FINANCE-CONSUMER LOANS (0.79%)
    14,321         -       6,067     20,388  Aiful                                  1,426,841              -     604,472   2,031,313
    13,755    34,074       5,851     53,680  Lopro (1)                                 88,859        220,122      37,798     346,779
     8,919         -       5,611     14,530  Sanyo Shinpan Finance                    498,906              -     313,865     812,771
                                            FINANCE-CREDIT CARD (0.25%)
    22,757         -       9,226     31,983  Credit Saison (1)                        726,492              -     294,530   1,021,022
                                            FINANCE-INVESTMENT BANKER &
                                            BROKER (0.81%)
   196,833         -      86,223    283,056  Daiwa Securities Group                 1,204,835              -     527,780   1,732,615
    13,561    33,045       5,470     52,076  Ichiyoshi Securities                     101,653        247,705      41,003     390,361
    57,733         -      24,240     81,973  Mediobanca                               797,550              -     334,862   1,132,412
                                            FINANCE-LEASING COMPANY (0.24%)
     3,938     9,930       1,589     15,457  Ricoh Leasing (1)                         96,420        243,130      38,906     378,456
     3,987    10,246       1,680     15,913  Sumisho Lease                            153,938        395,599      64,865     614,402
                                            FINANCE-OTHER SERVICES (0.32%)
     7,806    19,093       3,163     30,062  Aktiv Kapital (1)                        130,673        319,618      52,949     503,240
   224,000         -      92,000    316,000  Fubon Financial Holding                  211,226              -      86,754     297,980
    21,664    55,436       8,976     86,076  SFE (1) (2)                              133,986        342,858      55,514     532,358
                                            FINANCIAL GUARANTEE INSURANCE (0.16%)
     2,691     6,830       1,115     10,636  Euler Hermes (2)                         165,369        419,722      68,520     653,611
                                            FOOD-CONFECTIONERY (0.06%)
         5        12           2         19  Lindt & Spruengli                         64,505        154,813      25,802     245,120
                                            FOOD-DAIRY PRODUCTS (0.07%)
    16,889    42,495       6,929     66,313  Morinaga Milk Industry                    67,276        169,276      27,601     264,153
                                            FOOD-FLOUR & GRAIN (0.49%)
    92,651    67,318      38,038    198,007  Nisshin Seifun Group                     923,980        671,342     379,341   1,974,663
                                            FOOD-MISCELLANEOUS/DIVERSIFIED(1.12%)
                                             Global Bio-Chem Technology
    89,048         -      30,865    119,913   Group - warrants (2)                      6,178              -       2,141       8,319
     6,440    16,603       2,668     25,711  IAWS Group                                85,279        219,857      35,330     340,466
    17,104    43,203       7,084     67,391  J-Oil Mills                               64,267        162,332      26,618     253,217
    64,441         -      26,276     90,717  Kikkoman (1)                             565,581              -     230,617     796,198
    37,090         -      14,968     52,058  Orkla                                  1,053,190              -     425,024   1,478,214
    31,116         -      14,761     45,877  Royal Numico (2)                       1,045,732              -     496,081   1,541,813
     6,861         -       2,814      9,675  Tiger Brands                              96,606              -      39,622     136,228
                                            FOOD-RETAIL (1.13%)
     5,100                 2,100      7,200  Cencosud (2) (4)                         113,333              -      46,667     160,000
     2,119     5,290         870      8,279  Colruyt                                  306,206        764,430     125,719   1,196,355
       987     2,493         409      3,889  Groupe Bourbon                            48,337        122,092      20,030     190,459
     6,861         -       2,814      9,675  SPAR Group (2)                            23,065              -       9,460      32,525
   391,006         -     170,779    561,785  Tesco                                  2,057,975              -     898,858   2,956,833
                                            FOOTWEAR & RELATED APPAREL (0.04%)
    10,041         -       4,147     14,188  Grendene (2)                             121,680              -      50,255     171,935
                                            FORESTRY (0.18%)
    33,082    84,267      13,706    131,055  Great Southern Plantations (1)            83,522        212,748      34,603     330,873
     2,597     6,558       1,076     10,231  West Fraser Timber                       102,198        258,073      42,343     402,614
                                            GAS-DISTRIBUTION (0.13%)
     3,600         -       1,490      5,090  Korea Gas                                109,656              -      45,385     155,041
     7,153         -       2,968     10,121  OAO Gazprom                              267,022              -     110,796     377,818
                                            HOME FURNISHINGS (0.07%)
    37,200         -      15,500     52,700  Lewis Group (2)                          193,023              -      80,426     273,449
                                            HOTELS & MOTELS (0.63%)
   146,191         -      60,869    207,060  InterContinental Hotels Group          1,786,665              -     743,907   2,530,572
                                            HOUSEWARES (0.02%)                                                                     -
         -         -  28,542,000  8,542,000 Turk Sise ve Cam Fabrikalari                    -              -      69,685      69,685
                                            HUMAN RESOURCES (0.52%)
    37,711    95,356      15,624    148,691  Capita Group                             243,224        615,017     100,770     959,011
    38,704    97,865      16,035    152,604  Michael Page International               122,155        308,875      50,609     481,639
     4,821    12,181       1,997     18,999  Ranstad Holding                          161,961        409,219      67,089     638,269
                                            IMPORT & EXPORT (0.48%)
   113,042         -      46,606    159,648  Mitsubishi (1)                         1,246,560              -     513,943   1,760,503
   247,722         -     101,282    349,004  Testrite International                   137,932              -      56,394     194,326
                                            INDUSTRIAL AUTOMATION & ROBOTS(0.13%)
    23,615    59,648       9,780     93,043  CKD                                      136,544        344,890      56,549     537,983
                                            INSTRUMENTS-SCIENTIFIC (0.04%)
     1,277     3,226         515      5,018  As One (1)                                36,919         93,265      14,889     145,073
                                            INTERNET SECURITY (0.08%)
     9,654         -       3,988     13,642  Check Point Software Technologies(2)     218,383              -      90,213     308,596
                                            INVESTMENT COMPANIES (0.12%)
    58,848   148,688      24,382    231,918  Macquarie Airports                       124,397        314,307      51,540     490,244
                                            INVESTMENT MANAGEMENT & ADVISORY
                                            SERVICES (0.15%)
     2,151     5,402         891      8,444  Muenchmeyer Petersen Capital             149,943        376,564      62,110     588,617
                                            LEISURE & RECREATION PRODUCTS (0.12%)
     3,218     8,128       1,333     12,679  Mars Engineering                         120,611        304,637      49,961     475,209
                                            LIFE & HEALTH INSURANCE (0.05%)
    97,742         -      40,535    138,277  New Africa Capital                       140,482              -      58,260     198,742
                                            MACHINERY-ELECTRICAL (0.54%)
     5,500         -       2,400      7,900  Nidec                                    594,595              -     259,460     854,055
    14,424         -       5,739     20,163  Schneider Electric                       952,263              -     378,885   1,331,148
                                            MACHINERY-FARM (0.44%)
   278,351         -     117,023    395,374  Kubota                                 1,266,066              -     532,273   1,798,339
                                            MACHINERY-GENERAL INDUSTRY (1.00%)
         6        15           2         23  Harmonic Drive Systems                    39,552         98,880      13,184     151,616
    48,818    21,658      19,846     90,322  MAN                                    1,690,332        749,912     687,171   3,127,415
    33,358    84,010      13,821    131,189  Okuma (2)                                126,282        318,034      52,322     496,638
     1,429     3,600         592      5,621  Saurer (2)                                75,527        190,270      31,289     297,086
                                            MEDICAL INSTRUMENTS (0.19%)
     3,331     8,426       1,377     13,134  Sysmex                                   129,865        328,502      53,685     512,052
     5,249    13,211       2,115     20,575  Topcon (2)                                66,088        166,335      26,629     259,052
                                            MEDICAL PRODUCTS (1.02%)
    26,646    12,979      14,078     53,703  Phonak Holding (1)                       831,683        405,104     439,407   1,676,194
     3,421     2,171       2,002      7,594  Straumann Holding                        706,153        448,132     413,247   1,567,532
    25,134                10,577     35,711  Terumo (1)                               624,859                    262,956     887,815
                                            MEDICAL-BIOMEDICAL/GENE (0.18%)
     6,703    17,115       2,777     26,595  Crucell (2)                               65,910        168,291      27,306     261,507
     3,758     8,993       1,517     14,268  Genmab (2)                                53,076        127,013      21,425     201,514
     5,744    14,654       2,380     22,778  GPC Biotech (2)                           71,971        183,610      29,821     285,402
                                            MEDICAL-DRUGS (4.05%)
    20,606         -       8,458     29,064  AstraZeneca                              842,345              -     345,751   1,188,096
     5,109    12,890       2,054     20,053  Axcan Pharmaceuticals                     76,860        193,918      30,900     301,678
    21,030         -       8,848     29,878  Eisai                                    604,026              -     254,133     858,159
     4,201    10,689       1,693     16,583  Fujirebio                                 53,091        135,085      21,396     209,572
    31,403         -      11,332     42,735  GlaxoSmithKline                          660,556              -     238,366     898,922
    21,224         -       8,556     29,780  Merck                                  1,179,812              -     475,616   1,655,428
    31,507         -      13,550     45,057  Novartis                               1,497,399              -     643,976   2,141,375
    17,957         -       7,956     25,913  Ono Pharmaceutical                       840,440              -     372,364   1,212,804
    12,807    32,255       5,304     50,366  Orion OYJ                                182,786        460,356      75,701     718,843
    23,370         -       9,601     32,971  Roche Holding                          2,380,863              -     978,120   3,358,983
    31,500         -      13,300     44,800  Sankyo                                   652,604              -     275,544     928,148
    28,733         -      11,699     40,432  Sanofi-Synthelabo (1)                  2,094,303              -     852,722   2,947,025
                                            MEDICAL-NURSING HOMES (0.10%)
     7,571    19,090       3,170     29,831  Extendicare (2)                          104,029        262,307      43,557     409,893
                                            MEDICAL-WHOLESALE DRUG
                                            DISTRIBUTION (0.34%)
    75,503         -      35,867    111,370  Alliance Unichem                         920,681              -     437,361   1,358,042
                                            METAL PROCESSORS & FABRICATION(0.20%)
    36,156    91,064      14,974    142,194  KITZ                                     207,355        522,252      85,876     815,483
                                            METAL-ALUMINUM (0.01%)                                                                 -
         -         -       2,160      2,160 Hindalco Industries                             -              -      55,728      55,728
                                            METAL-IRON (0.09%)
    49,654   126,612      20,572    196,838  Portman                                   90,126        229,812      37,340     357,278
                                            MISCELLANEOUS MANUFACTURERS (0.08%)
     4,098    10,452       1,698     16,248  Balda                                     42,120        107,427      17,453     167,000
   167,730   424,080      67,551    659,361  IDT International                         39,436         99,708      15,882     155,026
                                            MONEY CENTER BANKS (6.70%)
   190,126         -      79,237    269,363  Banco Bilbao Vizcaya Argentaria (1)    2,974,751              -   1,239,759   4,214,510
   161,670         -      63,923    225,593  Barclays                               1,580,377              -     624,868   2,205,245
    54,314         -      23,496     77,810  BNP Paribas (1)                        3,685,956              -   1,594,529   5,280,485
   139,816         -      58,302    198,118  DBS Group Holdings                     1,309,791              -     546,171   1,855,962
   127,631         -      52,839    180,470  HSBC Holdings                          2,056,784              -     851,505   2,908,289
    16,788         -       7,309     24,097  KBC Bancassurance Holding              1,226,854              -     534,136   1,760,990
       257         -         112        369  Mitsubishi Tokyo Financial Group       2,178,171              -     949,242   3,127,413
                                            MONEY CENTER BANKS (continued)
    83,437         -      35,578    119,015  Standard Chartered                     1,491,361              -     635,924   2,127,285
    35,920         -      14,704     50,624  UBS                                    2,580,129              -   1,056,186   3,636,315
                                            MORTGAGE BANKS (1.27%)
     5,254    13,363       2,191     20,808  Home Capital Group (2)                   115,224        293,060      48,050     456,334
    59,565    20,398      25,905    105,868  Hypo Real Estate Holding (2)           2,223,838        761,552     967,154   3,952,544
    13,237    33,470       5,484     52,191  Northern Rock                            179,845        454,741      74,509     709,095
                                            MULTI-LINE INSURANCE (1.81%)
    44,441         -      18,707     63,148  AXA                                      953,681              -     401,442   1,355,123
    33,874         -      13,667     47,541  Fondiaria-SAI                            776,902              -     313,453   1,090,355
    46,096         -      20,042     66,138  ING Groep                              1,216,705              -     529,009   1,745,714
   148,214         -      64,311    212,525  Storebrand                             1,124,616              -     487,978   1,612,594
    10,681     6,906       4,427     22,014  Topdanmark (2)                           750,612        485,322     311,110   1,547,044
                                            MULTIMEDIA (1.27%)
     2,561     6,676       1,061     10,298  NRJ Group                                 52,905        137,913      21,918     212,736
   183,673         -      76,358    260,031  Publishing & Broadcasting              2,007,156              -     834,431   2,841,587
    54,250         -      23,543     77,793  Vivendi Universal (2)                  1,477,476              -     641,184   2,118,660
                                            NON-FERROUS METALS (0.09%)
    59,911         -      24,582     84,493  Grupo Mexico (2)                         246,756              -     101,246     348,002
                                            NON-HOTEL GAMBLING (0.69%)
                                             Greek Organisation of Football
    40,270         -      16,202     56,472   Prognostics                             818,582              -     329,344   1,147,926
    11,095    28,353       4,597     44,045  Paddy Power                              146,638        374,730      60,756     582,124
    31,398    79,102      13,004    123,504  William Hill                             281,037        708,025     116,396   1,105,458
                                            OFFICE AUTOMATION & EQUIPMENT (1.10%)
    56,521                24,242     80,763  Canon                                  2,783,735              -   1,193,951   3,977,686
     1,795     4,526         744      7,065  Neopost (1)                              124,213        313,197      51,484     488,894
                                            OIL COMPANY-EXPLORATION &
                                            PRODUCTION (2.20%)
     1,954     4,937         809      7,700  Acclaim Energy Trust (2)                  22,828         57,678       9,451      89,957
    62,837         -      25,056     87,893  Canadian Natural Resources             2,641,756              -   1,053,389   3,695,145
     6,049         -                  6,049  Oil & Natural Gas                        105,093              -                 105,093
    67,809   171,329      28,094    267,232  Paladin Resources                        204,385        516,409      84,679     805,473
    27,666         -      12,206     39,872  Petrokazakhstan                        1,020,676              -     450,314   1,470,990
    57,799         -      23,699     81,498  PTT Public (3)                           239,275              -      98,109     337,384
    49,789   125,967      20,628    196,384  TAP OIL (2)                               62,851        159,014      26,040     247,905
   458,338   198,820     190,804    847,962  Tullow Oil                             1,182,037        512,749     492,076   2,186,862
                                            OIL COMPANY-INTEGRATED (5.77%)
   304,130         -     132,661    436,791  BP Amoco                               2,939,534              -   1,282,220   4,221,754
   859,937         -     353,971  1,213,908  China Petroleum & Chemical               325,926              -     134,159     460,085
   109,956         -      46,003    155,959  ENI                                    2,489,676              -   1,041,622   3,531,298
     3,627         -       1,506      5,133  LUKOIL                                   453,375              -     188,250     641,625
     2,958         -       1,214      4,172  MOL Magyar Olaj-es Gazipari              165,028              -      67,729     232,757
    19,277         -       8,028     27,305  Petro-Canada                           1,050,654              -     437,550   1,488,204
   499,982         -     205,991    705,973  PetroChina                               261,766              -     107,847     369,613
    15,186         -       6,288     21,474  Petroleo Brasileiro                      539,255              -     223,287     762,542
    91,634         -      39,421    131,055  Repsol YPF (1)                         1,980,405              -     851,971   2,832,376
    11,445         -       4,696     16,141  Sasol                                    225,833              -      92,662     318,495
   132,152         -      55,073    187,225  Shell Transport & Trading              1,038,790              -     432,905   1,471,695
     3,891         -       1,631      5,522  Surgutneftegaz                           153,694              -      64,424     218,118
    23,343         -       9,618     32,961  TotalFinaElf                           4,840,032              -   1,994,235   6,834,267
                                            OIL REFINING & MARKETING (0.78%)
    25,595         -      10,502     36,097  Polski Koncern Naftowy Orlen             275,624              -     113,093     388,717
   129,252         -      60,178    189,430  Statoil                                1,865,422              -     868,515   2,733,937
                                            OIL-FIELD SERVICES (0.24%)
    35,687    90,185      15,922    141,794  Stolt Offshore (2)                       176,429        445,856      78,715     701,000
     4,445         -       1,792      6,237  Tenaris                                  199,003              -      80,228     279,231
                                            OPTICAL SUPPLIES (0.44%)
    12,000         -       5,200     17,200  HOYA                                   1,229,494              -     532,781   1,762,275
                                            PAPER & RELATED PRODUCTS (0.04%)
    36,684         -      15,231     51,915  Kimberly-Clark de Mexico                 109,771              -      45,576     155,347
                                            PETROCHEMICALS (0.16%)
     7,600         -       3,120     10,720  Honam Petrochemical                      297,347              -     122,069     419,416
   500,060         -     205,328    705,388  SINOPEC Shanghai Petrochemical           175,073              -      71,886     246,959
                                            PHOTOGRAPHIC EQUIPMENT &
                                            SUPPLIES (0.07%)
     2,119     5,360         854      8,333  Tamron  (1)                               74,232        187,769      29,917     291,918
                                            PROPERTY & CASUALTY INSURANCE (1.11%)
     7,537    18,980       3,120     29,637  Admiral Group (2)                         40,498        101,984      16,764     159,246
    47,339   120,996      19,613    187,948  Amlin                                    126,856        324,238      52,558     503,652
     8,750    22,600       3,630     34,980  Dongbu Insurance                          50,022        129,200      20,752     199,974
     1,823     4,608         737      7,168  Northbridge Financial                     36,468         92,179      14,743     143,390
    46,661   116,564      19,332    182,557  Promina Group                            158,235        395,286      65,558     619,079
   132,901         -      57,052    189,953  QBE Insurance Group (1)                1,362,982              -     585,104   1,948,086
    76,708         -      32,198    108,906  Sompo Japan Insurance                    667,466              -     280,167     947,633
                                            PROPERTY TRUST (0.20%)
   207,196   528,731      85,844    821,771  Commonwealth Property Office Fund        201,195        513,416      83,357     797,968
                                            PUBLIC THOROUGHFARES (0.17%)
     7,615    19,369       3,155     30,139  Autostrada Torino                        173,875        442,258      72,039     688,172
                                            PUBLISHING-BOOKS (0.05%)
    10,127    25,148       4,196     39,471  Bloomsbury Publishing                     47,688        118,422      19,759     185,869
                                            PUBLISHING-NEWSPAPERS (0.27%)
    22,866    57,756       9,470     90,092  Gruppo Editoriale L'Espresso (1)         122,164        308,568      50,595     481,327
       234       589          97        920  Spir Communication                        41,762        105,118      17,311     164,191
    10,010    25,211       4,146     39,367  Trinity Mirror                           118,118        297,490      48,923     464,531
                                            PUBLISHING-PERIODICALS (0.84%)
   233,144    60,794      93,286    387,224  United Business Media                  2,038,764        531,623     815,754   3,386,141
                                            QUARRYING (0.12%)
     1,619     4,093         671      6,383  Eramet                                   124,597        314,993      51,639     491,229
                                            REAL ESTATE MANAGEMENT &
                                            SERVICES (0.69%)
     6,839    17,275       2,832     26,946  Corio                                    340,761        860,747     141,107   1,342,615
     1,907     4,802         790      7,499  Goldcrest                                118,705        298,910      49,175     466,790
     2,677     6,862       1,080     10,619  Iida Home Max                             65,041        166,719      26,240     258,000
   418,283 1,056,536     173,231  1,648,050  Midland Realty Holdings                  185,404        468,311      76,785     730,500
                                            REAL ESTATE OPERATOR &
                                            DEVELOPER (2.43%)
    25,468    16,151      10,173     51,792  Inmobiliaria Colonial (1)                880,862        558,615     351,854   1,791,331
    10,990    27,223       4,553     42,766  Inmobiliaria Urbis (1)                   129,873        321,703      53,804     505,380
     1,499         -         592      2,091  IRSA Inversiones y
                                             Representaciones (2)                      14,255              -       5,630      19,885
   154,619   148,279      63,872    366,770  Kerry Properties                         297,978        285,760     123,093     706,831
    55,179         -      24,653     79,832  Land Securities Group                  1,206,177              -     538,899   1,745,076
    52,093         -      20,797     72,890  Liberty International                    821,347              -     327,905   1,149,252
   120,230         -      49,704    169,934  Mitsui Fudosan                         1,273,743              -     526,575   1,800,318
    34,866    88,093      14,445    137,404  NHP                                      154,123        389,409      63,853     607,385
 1,308,999         -     506,777  1,815,776  Sino Land (1)                          1,118,386              -     432,981   1,551,367
                                            REINSURANCE (0.36%)
    16,740         -       7,047     23,787  Swiss Reinsurance                      1,024,088              -     431,108   1,455,196
                                            RENTAL-AUTO & EQUIPMENT (0.10%)
     7,214    18,398       2,989     28,601  Northgate                                 98,344        250,807      40,747     389,898
                                            RETAIL-APPAREL & SHOE (1.43%)
     4,056    10,407       1,636     16,099  Aoki International                        45,453        116,624      18,333     180,410
    11,228                 4,606     15,834  Edgars Consolidated Stores               390,222                    160,079     550,301
    89,654    30,364      37,198    157,216  Next                                   2,743,360        929,121   1,138,237   4,810,718
     1,992     5,037         803      7,832  Right On                                  59,841        151,307      24,115     235,263
                                            RETAIL-AUTOMOBILE (0.05%)
   152,460         -      62,482    214,942  Astra International                      131,518              -      53,899     185,417
                                            RETAIL-BUILDING PRODUCTS (0.22%)
    24,580    62,475      10,184     97,239  Grafton Group (2)                        222,777        566,233      92,301     881,311
                                            RETAIL-CONSUMER ELECTRONICS (0.32%)
    87,920   222,561      36,850    347,331  Carphone Warehouse                       269,030        681,024     112,759   1,062,813
    22,820    57,735       9,455     90,010  JB Hi-Fi                                  61,023        154,388      25,283     240,694
                                            RETAIL-DISCOUNT (0.04%)
    94,700         -      38,900    133,600  Siam Makro (3)                           102,621              -      42,154     144,775
                                            RETAIL-DRUG STORE (0.05%)
     1,987     5,038         802      7,827  Tsuruha                                   49,025        124,301      19,788     193,114
                                            RETAIL-HYPERMARKETS (0.06%)
    50,068         -      20,579     70,647  Organizacion Soriana                     160,674              -      66,041     226,715
                                            RETAIL-MAJOR DEPARTMENT STORE (0.37%)
    21,812         -       9,449     31,261  Metro                                  1,036,311              -     448,932   1,485,243
                                            RETAIL-MISCELLANEOUS/
                                            DIVERSIFIED (0.61%)
   114,015         -      47,999    162,014  Coles Myer                               812,460              -     342,036   1,154,496
    18,050         -       7,469     25,519  Massmart Holdings                        125,463              -      51,916     177,379
    12,400     9,475       4,604     26,479  Ryohin Keikaku                           553,498        422,935     205,509   1,181,942
                                            RETAIL-MUSIC STORE (0.29%)
   185,146         -      77,935    263,081  HMV Group                                815,032                    343,078   1,158,110
                                            RETAIL-PUBS (0.53%)                                            -
   129,106    31,477      51,054    211,637  Punch Taverns                          1,308,774        319,089     517,545   2,145,408
                                            RETAIL-SPORTING GOODS (0.02%)
     2,909     7,180       1,205     11,294  Blacks Leisure Group                      23,453         57,886       9,715      91,054
                                            RUBBER & PLASTIC PRODUCTS (0.02%)
    18,000         -       7,000     25,000  Taiwan Green Point Enterprises            49,573              -      19,279      68,852
                                            RUBBER-TIRES (1.27%)
    48,047    14,026      19,585     81,658  Continental                            2,615,857        763,627   1,066,280   4,445,764
    20,323    51,008       8,420     79,751  Sumitomo Rubber Industries (1)           172,819        433,753      71,601     678,173
                                            SEMICONDUCTOR COMPONENT-INTEGRATED
                                            CIRCUITS (0.09%)
    75,000         -      31,000    106,000  Realtek Semiconductor                     74,764              -      30,903     105,667
   179,000         -      73,000    252,000    Taiwan Semiconductor Manufacturing     234,702              -      95,716     330,418
                                            SHIP BUILDING (0.06%)
    32,120         -      13,180     45,300  Samsung Heavy Industries                 173,870              -      71,345     245,215
                                            SOAP & CLEANING PRODUCTS (0.45%)
    64,775   164,501      26,837    256,113  McBride                                  182,185        462,672      75,481     720,338
    27,292         -      12,676     39,968  Reckitt Benckiser                        746,607              -     346,768   1,093,375
                                            STEEL PRODUCERS (1.83%)
    68,133         -      29,359     97,492  Arcelor (1)                            1,268,828              -     546,747   1,815,575
     2,601         -       1,079      3,680  Cherepovets MK Severstal (2) (3)         104,221              -      43,235     147,456
   108,265         -      44,280    152,545  China Steel                              108,897              -      44,538     153,435
     8,410    21,258       3,480     33,148  Dongkuk Steel Mill                       101,040        255,400      41,810     398,250
    13,260    33,566       5,474     52,300  Gerdau AmeriSteel (2)                     64,031        162,085      26,433     252,549
     8,470    21,420       3,510     33,400  INI Steel                                 89,656        226,733      37,154     353,543
                                            STEEL PRODUCERS (continued)
     6,717    16,981       2,783     26,481  IPSCO                                    179,304        453,291      74,289     706,884
    27,097         -      11,246     38,343  Iscor                                    237,635              -      98,625     336,260
    29,500         -      12,900     42,400  JFE Holdings                             790,352              -     345,612   1,135,964
   301,426         -     131,402    432,828  Nippon Steel                             703,961              -     306,881   1,010,842
    26,658    67,388      11,045    105,091  OneSteel                                  52,369        132,382      21,698     206,449
     7,524         -       2,653     10,177  POSCO                                    281,322              -      99,196     380,518
     9,706    24,559       3,967     38,232  Russel Metals                            103,923        262,956      42,475     409,354
    16,741         -                 16,741  Tata Iron & Steel                        106,151              -                 106,151
                                            STORAGE & WAREHOUSING (0.05%)
     6,855    17,267       2,839     26,961  Westshore Terminals                       53,952        135,899      22,344     212,195
                                            TELECOMMUNICATION EQUIPMENT (0.73%)
    17,845    44,941       7,394     70,180  GN Store Nord                            180,243        453,926      74,683     708,852
     1,423     2,481         590      4,494  Option (2)                                38,646         67,380      16,023     122,049
   517,015         -     225,264    742,279  Telefonaktiebolaget LM Ericsson (2)    1,497,299              -     652,375   2,149,674
                                            TELECOMMUNICATION SERVICES (1.12%)
   323,789         -     131,906    455,695  China Telecom                            104,000              -      42,368     146,368
    17,084         -       8,442     25,526  Mahanagar Telephone                      134,963              -      66,692     201,655
    15,689         -       6,465     22,154  SK Telecom                               309,544              -     127,554     437,098
    35,995         -      14,798     50,793  Telekom Malaysia                         108,932              -      44,783     153,715
   366,966         -     150,968    517,934  Telekomunikasi Indonesia                 175,418              -      72,166     247,584
   292,373         -     124,540    416,913  Telenor                                2,321,383              -     988,823   3,310,206
                                            TELEPHONE-INTEGRATED (0.14%)
    91,500         -      37,500    129,000  Carso Global Telecom (2)                 140,827              -      57,716     198,543
    13,877         -       5,773     19,650   Philippine Long Distance
                                              Telephone (2)                           348,313              -     144,902     493,215
                                            TELEVISION (0.87%)
     2,758     6,969       1,143     10,870  Antena 3 Television (2)                  176,644        446,348      73,206     696,198
   176,553         -      74,577    251,130  Mediaset                               2,007,782              -     848,099   2,855,881
                                            TOBACCO (1.10%)
    86,637         -      38,366    125,003  Imperial Tobacco Group                 2,017,649              -     893,488   2,911,137
    39,253         -      15,878     55,131  Korea Tobacco & Ginseng                1,086,952              -     439,677   1,526,629
                                            TRANSPORT-MARINE (1.36%)
   155,699         -      63,880    219,579  China Shipping Development (1)           130,026              -      53,347     183,373
     5,473    13,458       2,268     21,199  Dampskibsselskabet Torm                  174,741        429,685      72,412     676,838
    26,197    66,189      10,854    103,240  Kawasaki Kisen Kaisha                    174,416        440,678      72,265     687,359
    31,890         -      13,096     44,986  Malaysia International Shipping          111,615              -      45,836     157,451
   211,542         -      90,875    302,417  Mitsui O.S.K. Lines                    1,251,044              -     537,428   1,788,472
   170,366         -      66,770    237,136  Nippon Yusen Kabushiki Kaisha            855,119              -     335,139   1,190,258
    32,710    82,647      13,552    128,909  Orient Overseas International            118,932        300,500      49,274     468,706
   252,500         -     103,600    356,100  Wan Hai Lines                            242,636              -      99,553     342,189
                                            TRANSPORT-RAIL (0.48%)
       261         -         110        371  East Japan Railway                     1,369,027              -     576,985   1,946,012
                                            TRANSPORT-SERVICES (0.18%)
    21,661    54,090       8,975     84,726  Toll Holdings                            191,244        477,558      79,240     748,042
                                            VENTURE CAPITAL (0.04%)
    10,887    28,550       4,837     44,274  Japan Asia Investment                     40,804        107,005      18,129     165,938
                                            WATER (0.87%)
   179,944    88,685      75,349    343,978  Kelda Group                            1,841,439        907,549     771,076   3,520,064
                                            WEB PORTALS (0.15%)
        97       245          40        382  eAccess (1) (2)                           85,956        217,106      35,446     338,508
     2,559     6,520       1,060     10,139  Iliad                                     72,786        185,449      30,150     288,385
                                            WIRELESS EQUIPMENT (0.72%)
   107,000         -      44,000    151,000  Gemtek Technology                        251,444                    103,398     354,842
     7,500    19,519       3,026     30,045  Hitachi Kokusai Electric                  51,912        135,102      20,945     207,959
    63,564         -      27,695     91,259  Nokia                                    977,555                    425,923   1,403,478
    10,795    27,333       4,409     42,537  Uniden                                   233,304        590,726      95,288     919,318
                                           TOTAL COMMON STOCKS                    235,813,687     59,309,499 100,590,378 395,713,564

                                            PREFERRED STOCKS (0.70%)

                                            AIRLINES (0.06%)
    16,206         -       6,642     22,848  Gol Linhas Aereas Inteligentes (2)       167,394              -      68,606     236,000
                                            COMMERCIAL BANKS (0.08%)
     3,694         -       1,532      5,226  Banco Bradesco                           223,373              -      92,639     316,012
                                            DIVERSIFIED MINERALS (0.14%)
   671,724         -     278,287    950,011  Caemi Mineracao e Metalurgica (2)        402,188              -     166,621     568,809
                                            FOOD-MEAT PRODUCTS (0.07%)
   113,879         -      47,199    161,078  Sadia                                    206,146              -      85,441     291,587
                                            MACHINERY-GENERAL INDUSTRY (0.05%)
    60,872         -      25,000     85,872  WEG                                      158,148              -      64,951     223,099
                                            PETROCHEMICALS (0.04%)
 2,603,684         -   1,078,947  3,682,631  Braskem (2)                               95,724              -      39,667     135,391
                                            STEEL PRODUCERS (0.08%)
 2,636,255         -   1,073,544  3,709,799  Cia Siderurgica de Tubarao               106,429              -      43,340     149,769
     7,400         -       3,000     10,400  Usinas Siderurgicas de Minas Gerais      112,062              -      45,431     157,493
                                            TELEVISION (0.18%)
    10,490    26,504       4,346     41,340  ProSiebenSat.1 Media (1)                 187,480        473,687      77,673     738,840

                                             TOTAL PREFERRED STOCKS                 1,658,944        473,687     684,369   2,817,000

                                            COMMERCIAL PAPER (2.13%)

                                            AEROSPACE & DEFENSE EQUIPMENT (1.19%)
                                             United Technologies


 3,780,000 1,025,000           -  4,805,000   1.85%; 11/01/04                       3,780,000      1,025,000           -   4,805,000

                                            FINANCE-MORTGAGE LOAN/BANKER (0.94%)

                                             Investment in Joint Trading Account;
                                               Federal Home Loan Bank
         -         -   3,830,665  3,830,665    1.69%; 11/01/04                              -              -   3,830,665   3,830,665

                                            TOTAL COMMERCIAL PAPER                  3,780,000      1,025,000   3,830,665   8,635,665

                                            REPURCHASE AGREEMENTS (6.54%)

                                             Washington Mutual Capital; 1.95%;
                                             date 10/29/04 maturing 11/01/04
21,401,325 5,089,042           - 26,490,367  (collateralized by U.S. Government
                                             Agency Securities; $27,015,784;
                                             08/01/19 - 11/01/34) (5)              21,397,848      5,088,215              26,486,063

                                         TOTAL REPURCHASE AGREEMENTS                21,397,848     5,088,215           -  26,486,063

                                       TOTAL PORTFOLIO INVESTMENTS (107.05%)       262,650,479    65,896,401 105,105,412 433,652,292

                                               Liabilities, net of cash,
                                                 receivables and
                                                 other assets (-7.05%)            (23,116,639)   (4,821,811)   (614,040)(28,552,490)

                                                     TOTAL NET ASSETS (100.00%)   $239,533,840  $ 61,074,590$104,491,372$405,099,802
                                                                                  ==================================================

(1)  Security of a portion of the security was on loan at the end of the period.
(2)  Non-income producing security.
(3) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,069,975 or 2.49% of net assets.
(4) Security exempt from registration uner Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $362,569 or 0.09% of net assets.
(5)  Security was purchased with the cash proceeds from securities loans.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows.

                            Unrealized Appreciation                        $27,311,096    $11,100,458    $10,038,396     $48,449,950
                            Unrealized Depreciation                         (4,485,129)      (827,212)    (1,126,526)    (6,438,867)
                            Net Unrealized Appreciation (Depreciation)      22,825,967     10,273,246      8,911,870      42,011,083
                            Cost for federal income tax purposes          $239,824,512    $55,623,155    $96,193,542    $391,641,209


                       INVESTMENTS BY COUNTRY (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
          Percentage of Total Value           Country                                     Value
-------------------------------------------------------------------------------------------------------------------------------

  0.11%          -       0.10%      0.09%    Argentina        $ 287,857      $     -            $ 105,331        $ 393,188
  2.19        5.99       2.29      2.7893    Australia        5,739,572        3,948,320        2,407,856       12,095,748
  0.48        0.28       0.52      0.4591    Austria          1,256,077          186,925          548,081        1,991,083
  0.67        1.95       0.71      0.8752    Belgium          1,754,733        1,288,742          751,722        3,795,197
  0.07        0.71       0.07      0.1685    Bermuda            185,404          468,311           76,785          730,500
  0.91           -       0.94      0.7785    Brazil           2,389,909                -          986,196        3,376,105
  3.49        4.99       4.16      3.8838    Canada           9,176,414        3,291,628        4,374,340       16,842,382
  0.04        0.37       0.04      0.0870    Cayman Islands      96,949          241,070           39,102          377,121
  0.08           -       0.09      0.0732    Chile              219,153                -           98,095          317,248
  0.34           -       0.35      0.2906    China              892,791                -          367,239        1,260,030
  0.77        4.06       0.80      1.2770    Denmark          2,021,055        2,674,308          842,422        5,537,785
  1.61        0.70       1.69      1.4898    Finland          4,228,388          460,356        1,771,923        6,460,667
  7.09        4.21       7.40      6.7270    France          18,622,322        2,773,309        7,776,171       29,171,802
  6.19        7.15       6.51      6.4147    Germany         16,268,335        4,709,851        6,839,361       27,817,547
  1.18        0.41       1.27      1.0835    Greece           3,100,880          267,656        1,330,203        4,698,739
  1.19        2.19       1.21      1.3447    Hong Kong        3,117,660        1,442,223        1,271,432        5,831,315
  0.12           -       0.13      0.1149    Hungary            322,653                -          132,403          455,056
  0.26           -       0.27      0.2245    India              689,728                -          283,729          973,457
  0.21           -       0.21      0.1849    Indonesia          537,828                -          220,780          758,608
  1.14        2.56       1.18      1.3632    Ireland          2,984,238        1,684,210        1,243,130        5,911,578
  0.18           -       0.19      0.1579    Israel             485,064                -          199,634          684,698
  4.16        3.53       4.44      4.1305    Italy           10,916,498        2,324,533        4,670,965       17,911,996
 17.48       19.04      18.59     17.9831    Japan           45,897,723       12,544,567       19,542,039       77,984,329
  2.05        1.99       2.08      2.0470    Korea            5,372,909        1,314,678        2,189,218        8,876,805
  0.55        0.68       0.59      0.5803    Luxemburg        1,445,257          445,856          625,462        2,516,575
  0.34           -       0.35      0.2928    Malaysia           900,138                -          369,577        1,269,715
  0.55           -       0.57      0.4709    Mexico           1,446,591                -          595,630        2,042,221
  1.61        2.49       1.77      1.7850    Netherlands      4,233,878        1,642,784        1,864,116        7,740,778
  3.13        0.62       3.47      2.8334    Norway           8,232,724          406,380        3,648,067       12,287,171
  0.05           -       0.05      0.0386    Peru               118,656                -           48,571          167,227
  0.13           -       0.14      0.1137    Phillipines        348,313                -          144,902          493,215
  0.11           -       0.11      0.0896    Poland             275,624                -          113,092          388,716
  0.30           -       0.30      0.2515    Russia             776,535                -          314,215        1,090,750
  0.53           -       0.56      0.5129    Singapore        1,403,349          235,775          584,917        2,224,041
  0.91        0.36       0.97      0.7882    South Africa     2,400,744                -        1,017,325        3,418,069
  2.96           -       3.10      2.9630    Spain            7,779,432        1,814,719        3,255,103       12,849,254
  1.81        2.75       1.95      1.6180    Sweden           4,763,381          205,713        2,047,264        7,016,358
  4.90        0.31       5.28      4.9984    Switzerland     12,872,790        3,250,500        5,552,434       21,675,724
  0.91        4.93       0.93      0.7762    Taiwan           2,386,127                -          980,004        3,366,131
  0.21           -       0.21      0.1765    Thailand           543,530                -          221,741          765,271
     -           -       0.25      0.0605    Turkey                   -                -          262,354          262,354
 19.23       18.45      20.33     19.3802    United Kingdom  50,513,792       12,160,772       21,367,936       84,042,500
  9.76        9.28       3.83      8.2516    United States   25,645,478        6,113,215        4,024,545       35,783,238
                                                           $262,650,479     $ 65,896,401     $105,105,412     $433,652,292
                                                           ===============================================================

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                            COMBINED
                            PRINCIPAL      HIGH QUALITY                   HIGH QUALITY
                          LIMITED TERM      SHORT-TERM     PRO FORMA       SHORT-TERM
                         BOND FUND, INC.     BOND FUND    ADJUSTMENTS       BOND FUND
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..   $140,647,221      $ 51,781,529   $      --      $192,428,750
                         ============      ============   =========      ============
ASSETS
Investment in
 securities--at value.   $141,368,101/(c)/ $ 51,815,540   $      --      $193,183,641/(c)/
Cash..................         13,038            20,873          --            33,911
Receivables:
 Capital Shares sold..        457,572            22,490          --           480,062
 Dividends and
  interest............      1,191,843           448,583          --         1,640,426
 Investment securities
  sold................          2,751                --          --             2,751
Other assets..........            362                --          --               362
Prepaid directors'
 expenses.............            135                --          --               135
                         ------------      ------------   ---------      ------------
          Total Assets    143,033,802        52,307,486          --       195,341,288
LIABILITIES
Accrued management and
 investment advisory
 fees.................         13,015             3,953          --            16,968
Accrued administrative
 service fees.........             --               144          --               144
Accrued distribution
 fees.................          5,059             4,377          --             9,436
Accrued service fees..             --               189          --               189
Accrued transfer and
 administrative fees..         30,530            17,645          --            48,175
Accrued other expenses         22,819             7,155          --            29,974
Payables:
 Capital Shares
  reacquired..........        243,349                66          --           243,415
 Investment securities
  purchased...........      2,512,542           523,600          --         3,036,142
Collateral obligation
 on securities loaned,
 at value.............        241,600                --          --           241,600
                         ------------      ------------   ---------      ------------
     Total Liabilities      3,068,914           557,129          --         3,626,043
                         ------------      ------------   ---------      ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES   $139,964,888      $ 51,750,357   $      --      $191,715,245
                         ============      ============   =========      ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......   $143,773,864      $ 51,722,032   $      --      $195,495,896
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....     (1,540,809)           44,212          --        (1,496,597)
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).     (2,989,047)          (49,898)         --        (3,038,945)
Net unrealized
 appreciation
 (depreciation) of
 investments..........        720,880            34,011          --           754,891
                         ------------      ------------   ---------      ------------
      Total Net Assets   $139,964,888      $ 51,750,357   $      --      $191,715,245
                         ============      ============   =========      ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....    100,000,000       225,000,000          --       225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........            N/A      $    959,506         N/A      $    959,506
  Shares issued and
 outstanding..........                           93,320                        93,320
  Net asset value per
 share................                     $      10.28                  $      10.28
                                           ============                  ============

Advisors Select: Net
 Assets...............            N/A      $     88,757         N/A      $     88,757
  Shares issued and
 outstanding..........                            8,700                         8,700
  Net asset value per
 share................                     $      10.20                  $      10.20
                                           ============                  ============

Class A: Net Assets...   $122,451,392               N/A          --      $122,451,392
  Shares issued and
 outstanding..........     12,888,188                      (918,355)       11,969,833
  Net asset value per
 share................   $       9.50                            --      $      10.23
  Maximum offering
 price per share /(a)/   $       9.64                            --      $      10.39
                         ============                                    ============

Class B: Net Assets...   $ 17,513,496               N/A          --      $ 17,513,496
  Shares issued and
 outstanding..........      1,814,500                      (102,526)        1,711,974
  Net asset value per
 share /(b)/..........   $       9.65                            --      $      10.23
                         ============                                    ============

Class J: Net Assets...            N/A      $ 45,293,791         N/A      $ 45,293,791
  Shares issued and
 outstanding..........                        4,423,841                     4,423,841
  Net asset value per
 share /(b)/..........                     $      10.24                  $      10.24
                                           ============                  ============

Institutional: Net
 Assets...............            N/A      $      9,996         N/A      $      9,996
  Shares issued and
 outstanding..........                              977                           977
  Net asset value per
 share................                     $      10.23                  $      10.23
                                           ============                  ============

Preferred: Net Assets.            N/A      $  5,387,114         N/A      $  5,387,114
  Shares issued and
 outstanding..........                          527,077                       527,077
  Net asset value per
 share................                     $      10.22                  $      10.22
                                           ============                  ============

Select: Net Assets....            N/A      $     11,193         N/A      $     11,193
  Shares issued and
 outstanding..........                            1,104                         1,104
  Net asset value per
 share................                     $      10.14                  $      10.14
                                           ============                  ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                             COMBINED
                           PRINCIPAL     HIGH QUALITY                      HIGH QUALITY
                         LIMITED TERM     SHORT-TERM       PRO FORMA        SHORT-TERM
                        BOND FUND, INC.   BOND FUND    ADJUSTMENTS /(A)/    BOND FUND
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Interest.............   $ 4,397,705     $1,655,370       $      --        $ 6,053,075
 Securities lending...         2,586             --              --              2,586
                         -----------     ----------       ---------        -----------
          Total Income     4,400,291      1,655,370              --          6,055,661
Expenses:
 Management and
  investment advisory
  fees................       604,169        199,011        (112,146)           691,034
 Distribution fees -
  Advisors Preferred..            --          8,863              --              8,863
 Distribution fees -
  Advisors Select.....            --            651              --                651
 Distribution fees -
  Class A.............       158,247             --              --            158,247
 Distribution fees -
  Class B.............        80,745             --              --             80,745
 Distribution fees -
  Class J.............            --        209,083              --            209,083
 Distribution fees -
  Select..............            --             11              --                 11
 Administrative
  service fees -
  Advisors Preferred..            --          5,318              --              5,318
 Administrative
  service fees -
  Advisors Select.....            --            434              --                434
 Administrative
  service fees -
  Preferred...........            --          4,568              --              4,568
 Administrative
  service fees -
  Select..............            --             15              --                 15
 Registration fees -
  Class A.............        16,946             --              --             16,946
 Registration fees -
  Class B.............         8,497             --              --              8,497
 Registration fees -
  Class J.............            --         19,452              --             19,452
 Service fees -
  Advisors Preferred..            --          6,026              --              6,026
 Service fees -
  Advisors Select.....            --            543              --                543
 Service fees -
  Preferred...........            --          6,229              --              6,229
 Service fees - Select            --             18              --                 18
 Shareholder reports -
  Class A.............         5,546             --              --              5,546
 Shareholder reports -
  Class B.............         1,556             --              --              1,556
 Shareholder reports -
  Class J.............            --          8,478              --              8,478
 Transfer and
  administrative fees
  - Class A...........        38,970             --              --             38,970
 Transfer and
  administrative fees
  - Class B...........        10,378             --              --             10,378
 Transfer and
  administrative fees
  - Class J...........            --         88,126              --             88,126
 Auditing and legal
  fees................        10,126             --         (10,126)                --
 Custodian fees.......         7,547             --          (7,547)                --
 Directors' expenses..         4,088             --          (4,088)                --
 Registration fees....        31,101             --              --             31,101
 Transfer and
  administrative fees.       135,714             --           8,908            144,622
 Other expenses.......         6,715             --          (6,715)                --
 Other expenses -
  Class J.............            --            893              --                893
                         -----------     ----------       ---------        -----------
        Total Expenses     1,120,345        557,719        (131,714)         1,546,350
                         -----------     ----------       ---------        -----------
 Net Investment Income
      (Operating Loss)     3,279,946      1,097,651         131,714          4,509,311

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........      (119,536)        50,179              --            (69,357)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........    (1,145,154)      (396,544)             --         (1,541,698)
                          -----------     ----------       ---------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies    (1,264,690)      (346,365)             --         (1,611,055)
                          -----------     ----------       ---------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   $ 2,015,256     $  751,286       $ 131,714        $ 2,898,256
                          ===========     ==========       =========        ===========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
-----------------------------------------------------------------------------------------------------------------------------------
   Principal       High Quality                                                            Principal       High Quality
  Limited Term     Short-Term                                                             Limited Term   Short-Term Bond
Bond Fund, Inc.     Bond Fund    Combined                                                Bond Fund, Inc.        Fund        Combined
----------------------------------------------------------------------------------------------------------------------------------

                                        BONDS (89.94%)

                                        AEROSPACE & DEFENSE (0.22%)
                                         Northrop Grumman
                                          4.08%; 11/16/06                             $    132,304      $    40,709      $   173,013
     130,000          40,000    170,000
                                         Raytheon
                                          6.75%; 08/15/07
     125,000         100,000    225,000                                                    136,535          109,228          245,763
                                        AEROSPACE & DEFENSE EQUIPMENT (0.20%)
                                         General Dynamics
                                          3.00%; 05/15/08
     155,000          30,000    185,000                                                    152,883           29,590          182,473
                                         United Technologies
                                          4.88%; 11/01/06
     150,000          40,000    190,000                                                    155,929           41,581          197,510
                                        AGRICULTURAL OPERATIONS (0.12%)
                                         Bunge Limited Finance
                                          4.38%; 12/15/08
     160,000          70,000    230,000                                                    161,716           70,751          232,467
                                        AIRLINES (0.12%)
                                         Southwest Airlines
                                          5.50%; 11/01/06
     125,000          50,000    175,000                                                    130,217           52,087          182,304
                                          8.00%; 03/01/05
           -          50,000     50,000                                                          -           50,779           50,779
                                        ASSET BACKED SECURITIES (0.67%)
                                         Bear Stearns Asset Backed Securities (1)
                                          2.53%; 03/25/34
     400,000         165,000    565,000                                                    399,981          164,992          564,973
                                        Chase Funding Mortgage Loan
                                          4.88%; 08/25/28
           -         130,000    130,000                                                          -          131,502          131,502
                                         Countrywide Asset Backed Certificates
                                          3.61%; 04/25/30
     590,000               -    590,000                                                    592,538                -          592,538
                                        AUTO-CARS & LIGHT TRUCKS (0.36%)
                                        Daimler Chrysler Holding
                                          2.34%; 05/24/06 (1)
     370,000          50,000    420,000                                                    371,914           50,259          422,173
                                          7.25%; 01/18/06
     125,000         125,000    250,000                                                    131,394          131,394          262,788
                                        AUTOMOBILE SEQUENTIAL (7.52%)
                                         BMW Vehicle Owner Trust
                                          1.88%; 10/25/06
     125,000               -    125,000                                                    124,666                -          124,666
                                         Capital Auto Receivables Asset Trust
                                          2.64%; 03/17/08
     850,000         250,000  1,100,000                                                    850,218          250,064        1,100,282
                                          3.05%; 09/15/05
      22,136          22,136     44,272                                                     22,157           22,157           44,314
                                          3.58%; 10/16/06
   1,125,000         900,000  2,025,000                                                  1,133,742          906,994        2,040,736
                                          3.82%; 07/15/05
       5,134           1,483      6,617                                                      5,138            1,484            6,622
                                          4.16%; 07/16/07
     639,709         119,946    759,655                                                    643,774          120,708          764,482
                                         Chase Manhattan Auto Owner Trust
                                          2.06%; 12/15/09
     725,000         700,000  1,425,000                                                    711,400          686,869        1,398,269
                                          4.21%; 01/15/09
   1,050,000               -  1,050,000                                                  1,063,537                -        1,063,537
                                          4.24%; 09/15/08
     167,869               -    167,869                                                    169,505                -          169,505
                                         DaimlerChrysler Auto Trust
                                          2.88%; 10/08/09
     200,000               -    200,000                                                    199,963                -          199,963
                                          3.09%; 01/08/08
     100,000         250,000    350,000                                                    100,498          251,244          351,742
                                          6.70%; 03/08/06
     460,431         236,688    697,119                                                    460,972          236,966          697,938
                                         Ford Credit Auto Owner Trust
                                          2.70%; 06/15/07
     450,000         475,000    925,000                                                    450,278          475,293          925,571
                                          4.01%; 03/15/06
     334,645         113,872    448,517                                                    335,972          114,324          450,296
                                          4.72%; 12/15/05
     850,466         373,940  1,224,406                                                    852,874          374,999        1,227,873
                                         Honda Auto Receivables Owner Trust
                                          2.70%; 03/17/08
     475,000               -    475,000                                                    474,870                -          474,870
                                          4.49%; 09/17/07
     500,000         100,000    600,000                                                    506,337          101,267          607,604
                                         M&I Auto Loan Trust
                                          3.04%; 10/20/08
     500,000               -    500,000                                                    502,318                -          502,318
                                         Nissan Auto Receivables Owner Trust
                                          1.89%; 12/15/06
     109,274          72,850    182,124                                                    109,032           72,688          181,720
                                          2.70%; 12/17/07
   1,000,000               -  1,000,000                                                    998,348                -          998,348
                                          3.33%; 01/15/08
     200,000         350,000    550,000                                                    201,527          352,673          554,200
                                         Toyota Auto Receivables Owner Trust
                                          4.72%; 09/15/08
     408,361         116,675    525,036                                                    409,700          117,057          526,757
                                        BEVERAGES-NON-ALCOHOLIC (0.11%)
                                         Coca-Cola Enterprises
                                          5.25%; 05/15/07
     150,000          50,000    200,000                                                    157,776           52,592          210,368
                                        BEVERAGES-WINE & SPIRITS (0.15%)
                                         Diageo Capital
                                          3.38%; 03/20/08
     100,000          15,000    115,000                                                     99,945           14,992          114,937
                                         Diageo Finance
                                          3.00%; 12/15/06
     115,000          65,000    180,000                                                    114,995           64,997          179,992
                                        BROADCASTING SERVICES & PROGRAMMING (0.10%)
                                         Liberty Media
                                          3.50%; 09/25/06
     160,000          40,000    200,000                                                    160,159           40,040          200,199
                                        BUILDING PRODUCTS-CEMENT & AGGREGATE(0.19%)
                                         Hanson Overseas
                                          6.75%; 09/15/05
     250,000         100,000    350,000                                                    258,517          103,407          361,924
                                        CABLE TV (0.38%)
                                         Comcast Cable Communications
                                          6.38%; 01/30/06
     295,000         115,000    410,000                                                    307,714          119,956          427,670
                                         Cox Communications
                                          6.88%; 06/15/05
     120,000          30,000    150,000                                                    122,866           30,717          153,583
                                         TCI Communications
                                          7.61%; 10/04/05
     100,000          50,000    150,000                                                    103,615           51,807          155,422
                                        CELLULAR TELECOMMUNICATIONS (0.89%)
                                         360 Communications
                                          7.50%; 03/01/06
     140,000          90,000    230,000                                                    148,729           95,612          244,341
                                         AT&T Wireless Services
                                          6.88%; 04/18/05
      25,000          50,000     75,000                                                     25,494           50,987           76,481
                                          7.35%; 03/01/06
     180,000          65,000    245,000                                                    190,655           68,848          259,503
                                         Cingular Wireless
                                          5.63%; 12/15/06
     125,000          45,000    170,000                                                    131,425           47,313          178,738
                                         Telus
                                          7.50%; 06/01/07
     210,000          60,000    270,000                                                    230,743           65,926          296,669
                                         Verizon Wireless Capital
                                          5.38%; 12/15/06
     325,000         130,000    455,000                                                    340,643          136,257          476,900
                                         Vodafone Group
                                          7.63%; 02/15/05
     105,000          70,000    175,000                                                    106,551           71,034          177,585
                                        CHEMICALS-DIVERSIFIED (0.30%)
                                         Chevron Phillips Chemical
                                          5.38%; 06/15/07
     110,000          35,000    145,000                                                    115,285           36,682          151,967
                                         Dow Chemical
                                          7.00%; 08/15/05
     140,000          50,000    190,000                                                    144,626           51,652          196,278
                                         E. I. Du Pont de Nemours
                                          3.38%; 11/15/07
     150,000          75,000    225,000                                                    151,245           75,622          226,867
                                        COATINGS & PAINT (0.13%)
                                         Valspar
                                          6.00%; 05/01/07
     175,000          60,000    235,000                                                    186,008           63,774          249,782
                                        COMMERCIAL BANKS (0.33%)
                                         AmSouth Bank
                                          2.82%; 11/03/06
     115,000          50,000    165,000                                                    114,571           49,814          164,385
                                        Crestar Financial
                                          8.75%; 11/15/04
           -          75,000     75,000                                                          -           75,166           75,166
                                         Marshall & Ilsley Bank
                                          4.13%; 09/04/07
     150,000          50,000    200,000                                                    153,347           51,116          204,463
                                         Union Planters Bank
                                          5.13%; 06/15/07
     120,000          65,000    185,000                                                    126,584           68,566          195,150
                                        COMMERCIAL SERVICE-FINANCE (0.05%)
                                         Equifax
                                          4.95%; 11/01/07
      65,000          25,000     90,000                                                     68,101           26,193           94,294
                                        COMPUTER SERVICES (0.10%)
                                         Computer Sciences
                                          7.50%; 08/08/05
     130,000          50,000    180,000                                                    134,324           51,663          185,987
                                        COMPUTERS (0.26%)
                                         Hewlett-Packard
                                          5.50%; 07/01/07
     185,000         110,000    295,000                                                    195,745          116,389          312,134
                                         International Business Machines
                                          4.25%; 09/15/09
     135,000          45,000    180,000                                                    138,516           46,172          184,688
                                        COSMETICS & TOILETRIES (0.19%)
                                         Gillette
                                          2.50%; 06/01/08
      55,000               -     55,000                                                     53,927                -           53,927
                                          4.00%; 06/30/05
     110,000          45,000    155,000                                                    111,031           45,422          156,453
                                         Procter & Gamble
                                          4.75%; 06/15/07
     125,000          25,000    150,000                                                    130,406           26,081          156,487
                                        CREDIT CARD ASSET BACKED SECURITIES (7.85%)
                                         Bank One Issuance Trust
                                          2.94%; 06/16/08
   1,350,000         450,000  1,800,000                                                  1,354,736          451,579        1,806,315
                                          3.35%; 03/15/11
   1,100,000         245,000  1,345,000                                                  1,097,789          244,507        1,342,296
                                          3.86%; 06/15/11
     100,000               -    100,000                                                    101,375                -          101,375
                                        CREDIT CARD ASSET BACKED SECURITIES (con
                                         Capital One Master Trust
                                          5.30%; 06/15/09
     700,000         220,000    920,000                                                    729,311          229,212          958,523
                                          5.45%; 03/16/09
     750,000         150,000    900,000                                                    775,468          155,094          930,562
                                         Capital One Multi-Asset Execution Trust(1)
                                          2.09%; 12/15/09
     255,000         150,000    405,000                                                    255,158          150,093          405,251
                                         Chase Credit Card Master Trust
                                          2.07%; 05/15/09 (1)
     300,000         150,000    450,000                                                    299,981          149,991          449,972
                                          5.50%; 11/17/08
     100,000         700,000    800,000                                                    104,384          730,687          835,071
                                         Citibank Credit Card Issuance Trust
                                          2.70%; 01/15/08
     400,000         675,000  1,075,000                                                    400,214          675,361        1,075,575
                                          6.90%; 10/15/07
   1,550,000               -  1,550,000                                                  1,613,383                -        1,613,383
                                         Citibank Credit Card Master Trust I
                                          5.88%; 03/10/11
     500,000         200,000    700,000                                                    545,145          218,058          763,203
                                         Discover Card Master Trust I
                                          5.15%; 10/15/09
     923,000               -    923,000                                                    968,574                -          968,574
                                          6.05%; 08/18/08
     855,000         230,000  1,085,000                                                    891,419          239,797        1,131,216
                                         MBNA Credit Card Master Note Trust
                                          3.65%; 03/15/11
   1,200,000         400,000  1,600,000                                                  1,206,976          402,325        1,609,301
                                         MBNA Master Credit Card Trust
                                          6.90%; 01/15/08
     700,000         330,000  1,030,000                                                    724,225          341,420        1,065,645
                                        DATA PROCESSING & MANAGEMENT (0.10%)
                                         First Data
                                          3.38%; 08/01/08
     155,000          35,000    190,000                                                    154,179           34,815          188,994
                                        DIVERSIFIED FINANCIAL SERVICES (1.35%)
                                         General Electric Capital
                                          0.70%; 03/10/40 (1) (2)
   3,300,140               -  3,300,140                                                    101,218                -          101,218
                                          1.84%; 02/02/09 (1)
     120,000          55,000    175,000                                                    120,253           55,116          175,369
                                          3.75%; 12/15/09
     150,000               -    150,000                                                    149,320                -          149,320
                                          4.25%; 01/15/08
     950,000         150,000  1,100,000                                                    976,685          154,213        1,130,898
                                          5.00%; 06/15/07
     130,000         290,000    420,000                                                    136,107          303,623          439,730
                                         John Deere Capital
                                          3.63%; 05/25/07
      50,000          25,000     75,000                                                     50,512           25,256           75,768
                                          4.50%; 08/22/07
      95,000          25,000    120,000                                                     98,234           25,851          124,085
                                         NiSource Finance
                                          3.20%; 11/01/06
     135,000          20,000    155,000                                                    134,817           19,973          154,790
                                          7.63%; 11/15/05
     150,000          75,000    225,000                                                    157,221           78,610          235,831
                                        DIVERSIFIED MANUFACTURING OPERATIONS(0.33%)
                                         Cooper Industries
                                          5.25%; 07/01/07
      80,000          60,000    140,000                                                     83,994           62,996          146,990
                                         Dover
                                          6.45%; 11/15/05
     100,000               -    100,000                                                    103,595                -          103,595
                                         Honeywell International
                                          6.13%; 07/01/05
     175,000          50,000    225,000                                                    178,880           51,109          229,989
                                         Tyco International Group (3)
                                          6.13%; 01/15/09
     125,000          15,000    140,000                                                    136,378           16,365          152,743
                                        ELECTRIC-DISTRIBUTION (0.06%)
                                         Detroit Edison
                                          5.05%; 10/01/05
      75,000          40,000    115,000                                                     76,640           40,875          117,515
                                        ELECTRIC-INTEGRATED (2.08%)
                                         Alabama Power
                                          2.80%; 12/01/06
      60,000          25,000     85,000                                                     59,790           24,913           84,703
                                         Appalachian Power
                                          4.80%; 06/15/05
     140,000          60,000    200,000                                                    141,970           60,844          202,814
                                         Commonwealth Edison
                                          6.40%; 10/15/05
     230,000         120,000    350,000                                                    237,918          124,131          362,049
                                         Conectiv
                                          5.30%; 06/01/05
      45,000          55,000    100,000                                                     45,589           55,720          101,309
                                         Consolidated Edison
                                          3.63%; 08/01/08
     110,000          45,000    155,000                                                    109,824           44,928          154,752
                                         Dominion Resources
                                          2.01%; 05/15/06 (1)
     120,000          55,000    175,000                                                    120,258           55,118          175,376
                                          7.63%; 07/15/05
     105,000          70,000    175,000                                                    108,638           72,425          181,063
                                         Duke Energy
                                          3.75%; 03/05/08
      85,000               -     85,000                                                     85,661                -           85,661
                                         FPL Group Capital
                                          1.88%; 03/30/05
      75,000               -     75,000                                                     74,851                -           74,851
                                          3.25%; 04/11/06
     125,000          60,000    185,000                                                    125,850           60,408          186,258
                                         Georgia Power (1)
                                          1.90%; 02/17/09
     130,000          65,000    195,000                                                    129,966           64,983          194,949
                                         MidAmerican Energy Holdings
                                          4.63%; 10/01/07
     245,000          70,000    315,000                                                    251,050           71,729          322,779
                                         Niagara Mohawk Power
                                          7.75%; 05/15/06
     160,000          45,000    205,000                                                    171,469           48,226          219,695
                                         Oncor Electric Delivery
                                          5.00%; 09/01/07
      95,000               -     95,000                                                     99,009                -           99,009
                                         Pacific Gas & Electric
                                          3.60%; 03/01/09
     185,000          60,000    245,000                                                    183,675           59,570          243,245
                                         Pepco Holdings
                                          5.50%; 08/15/07
     105,000          25,000    130,000                                                    110,318           26,266          136,584
                                         Potomac Electric Power
                                          6.50%; 09/15/05
     150,000               -    150,000                                                    155,015                -          155,015
                                         Progress Energy
                                          6.75%; 03/01/06
     290,000         100,000    390,000                                                    304,098          104,862          408,960
                                         Public Service Company of Colorado
                                          4.38%; 10/01/08
     155,000          35,000    190,000                                                    158,830           35,865          194,695
                                         SCANA (1)
                                          2.16%; 11/15/06
     125,000          50,000    175,000                                                    125,265           50,106          175,371
                                         Tennessee Valley Authority
                                          6.38%; 06/15/05
     175,000          55,000    230,000                                                    179,539           56,427          235,966
                                        FEDERAL & FEDERALLY SPONSORED CREDIT(1.98%)
                                         Federal Farm Credit Bank
                                          3.00%; 04/15/08
   2,775,000       1,040,000  3,815,000                                                  2,759,599        1,034,228        3,793,827
                                        FIDUCIARY BANKS (0.15%)
                                         Bank of New York
                                          4.14%; 08/02/07
     100,000          30,000    130,000                                                    101,349           30,405          131,754
                                          5.20%; 07/01/07
      70,000          85,000    155,000                                                     73,612           89,385          162,997
                                        FINANCE-AUTO LOANS (2.16%)
                                         American Honda Finance (1) (2)
                                          1.86%; 02/20/07
     120,000          55,000    175,000                                                    120,043           55,020          175,063
                                         Ford Motor Credit
                                          6.13%; 01/09/06
     340,000         325,000    665,000                                                    351,303          335,804          687,107
                                          6.50%; 01/25/07
     550,000         200,000    750,000                                                    577,860          210,131          787,991
                                          7.50%; 03/15/05
     500,000               -    500,000                                                    508,861                -          508,861
                                         General Motors Acceptance
                                          3.33%; 10/20/05 (1)
     220,000          55,000    275,000                                                    220,904           55,226          276,130
                                          4.38%; 12/10/07
      95,000          75,000    170,000                                                     95,060           75,047          170,107
                                          5.13%; 05/09/08 (3)
     135,000               -    135,000                                                    137,085                           137,085
                                          6.13%; 08/28/07
     160,000          85,000    245,000                                                    166,889           88,660          255,549
                                          6.75%; 01/15/06
     670,000         250,000    920,000                                                    693,404          258,733          952,137
                                         Toyota Motor Credit
                                          2.80%; 01/18/06
     150,000          35,000    185,000                                                    150,339           35,079          185,418
                                        FINANCE-COMMERCIAL (0.55%)
                                         CIT Group
                                          1.91%; 02/15/07 (1)
     130,000          65,000    195,000                                                    129,981           64,990          194,971
                                          7.38%; 04/02/07
     470,000         165,000    635,000                                                    514,776          180,719          695,495
                                         Textron Financial
                                          5.88%; 06/01/07
     125,000          25,000    150,000                                                    133,164           26,633          159,797
                                        FINANCE-CONSUMER LOANS (1.40%)
                                         American General Finance
                                          5.88%; 07/14/06
     495,000         195,000    690,000                                                    518,934          204,428          723,362
                                         Household Finance
                                          1.86%; 02/09/07 (1)
     170,000          55,000    225,000                                                    170,203           55,066          225,269
                                          3.38%; 02/21/06
     210,000         120,000    330,000                                                    211,662          120,950          332,612
                                          6.50%; 01/24/06
     695,000         190,000    885,000                                                    726,453          198,599          925,052
                                         SLM (1)
                                          4.19%; 03/02/09
     350,000         125,000    475,000                                                    356,104          127,180          483,284
                                        FINANCE-CREDIT CARD (0.26%)
                                         American Express
                                          3.75%; 11/20/07
     150,000          60,000    210,000                                                    152,103           60,841          212,944
                                         Capital One Bank
                                          6.88%; 02/01/06
     175,000          90,000    265,000                                                    183,668           94,458          278,126
                                        FINANCE-INVESTMENT BANKER & BROKER (3.68%)
                                         Banque Paribas
                                          8.35%; 06/15/07
     140,000          70,000    210,000                                                    157,922           78,961          236,883
                                         Bear Stearns
                                          3.00%; 03/30/06
     130,000         135,000    265,000                                                    130,465          135,483          265,948
                                          6.50%; 05/01/06
     325,000          45,000    370,000                                                    342,665           47,446          390,111
                                         Citigroup
                                          6.75%; 12/01/05
   1,315,000         520,000  1,835,000                                                  1,372,425          542,708        1,915,133
                                         Credit Suisse First Boston
                                          5.75%; 04/15/07
     365,000         185,000    550,000                                                    387,370          196,338          583,708
                                         Goldman Sachs Group
                                          1.98%; 07/23/09 (1)
     125,000          50,000    175,000                                                    125,198           50,079          175,277
                                          7.63%; 08/17/05
     400,000         150,000    550,000                                                    416,164          156,061          572,225
                                        FINANCE-INVESTMENT BANKER & BROKER (conued)
                                         Lehman Brothers Holdings
                                          6.25%; 05/15/06
     530,000         225,000    755,000                                                    556,801          236,378          793,179
                                         Merrill Lynch
                                          1.95%; 02/06/09 (1)
     120,000          55,000    175,000                                                    120,004           55,002          175,006
                                          4.15%; 03/02/09 (1)
     130,000          65,000    195,000                                                    131,201           65,601          196,802
                                          6.00%; 11/15/04
     400,000         130,000    530,000                                                    400,512          130,166          530,678
                                          6.15%; 01/26/06
           -          80,000     80,000                                                          -           83,365           83,365
                                         Morgan Stanley
                                          1.84%; 02/15/07 (1)
     130,000          65,000    195,000                                                    130,050           65,025          195,075
                                          7.75%; 06/15/05
     595,000         315,000    910,000                                                    614,380          325,260          939,640
                                        FINANCE-LEASING COMPANY (0.39%)
                                         Boeing Capital
                                          5.75%; 02/15/07
     260,000         100,000    360,000                                                    275,261          105,869          381,130
                                         International Lease Finance
                                          2.41%; 01/15/10 (1)
     150,000          50,000    200,000                                                    149,462           49,821          199,283
                                          5.80%; 08/15/07
     140,000          25,000    165,000                                                    149,059           26,618          175,677
                                        FINANCE-MORTGAGE LOAN/BANKER (24.42%)
                                         Countrywide Home Loan
                                          1.87%; 02/17/06 (1)
     320,000          65,000    385,000                                                    319,906           64,981          384,887
                                          2.88%; 02/15/07
     120,000         130,000    250,000                                                    118,782          128,680          247,462
                                          4.50%; 01/25/33
     140,790          93,860    234,650                                                    140,858           93,905          234,763
                                         Federal Home Loan Bank
                                          2.88%; 09/15/06
   8,300,000       3,075,000  1,375,000                                                  8,323,755        3,083,801       11,407,556
                                         Federal Home Loan Mortgage
                                          1.50%; 08/15/05
   2,850,000       1,050,000  3,900,000                                                  2,831,341        1,043,126        3,874,467
                                          5.25%; 01/15/06
   5,225,000       1,950,000  7,175,000                                                  5,393,705        2,012,961        7,406,666
                                          5.75%; 03/15/09
   2,600,000         900,000  3,500,000                                                  2,838,446          982,539        3,820,985
                                         Federal National Mortgage Association
                                          4.13%; 02/17/09 (1)
     400,000         190,000    590,000                                                    407,576          193,599          601,175
                                          4.25%; 05/15/09
   2,700,000       1,000,000  3,700,000                                                  2,779,399        1,029,407        3,808,806
                                          5.25%; 04/15/07
   5,200,000       1,950,000  7,150,000                                                  5,481,528        2,055,573        7,537,101
                                          7.00%; 07/15/05
   5,300,000       1,950,000  7,250,000                                                  5,472,891        2,013,611        7,486,502
                                        FINANCE-OTHER SERVICES (0.74%)
                                         Caterpillar Financial Services
                                          3.00%; 02/15/07
     170,000          60,000    230,000                                                    169,656           59,878          229,534
                                         4.69%; 04/25/05
      80,000          50,000    130,000                                                     80,967           50,605          131,572
                                         Mellon Funding
                                          4.88%; 06/15/07
     120,000          80,000    200,000                                                    125,133           83,422          208,555
                                        National Rural Utilities
                                          6.00%; 05/15/06
     255,000          70,000    325,000                                                    267,106           73,323          340,429
                                         Verizon Global Funding
                                          6.75%; 12/01/05
     355,000         125,000    480,000                                                    370,765          130,551          501,316
                                        FOOD-MEAT PRODUCTS (0.16%)
                                         Tyson Foods
                                          6.75%; 06/01/05
     150,000          50,000    200,000                                                    152,627           50,876          203,503
                                          7.25%; 10/01/06
     100,000               -    100,000                                                    107,326                -          107,326
                                        FOOD-MISCELLANEOUS/DIVERSIFIED (0.77%)
                                         Campbell Soup
                                          5.50%; 03/15/07
     265,000         100,000    365,000                                                    278,436          105,070          383,506
                                         General Mills
                                          5.13%; 02/15/07
      85,000          30,000    115,000                                                     88,496           31,234          119,730
                                         Kellogg
                                          6.00%; 04/01/06
     165,000          55,000    220,000                                                    172,274           57,425          229,699
                                         Kraft Foods
                                          4.63%; 11/01/06
     220,000          70,000    290,000                                                    226,434           72,047          298,481
                                         Sara Lee
                                          2.75%; 06/15/08
      60,000          20,000     80,000                                                     59,049           19,683           78,732
                                          5.95%; 01/20/05
     125,000          40,000    165,000                                                    125,828           40,265          166,093
                                         Unilever Capital
                                          6.88%; 11/01/05
     155,000          35,000    190,000                                                    161,482           36,463          197,945
                                        FOOD-RETAIL (0.19%)
                                         Safeway
                                          2.50%; 11/01/05
     105,000         100,000    205,000                                                    104,665           99,681          204,346
                                          3.80%; 08/15/05
     150,000               -    150,000                                                    151,172                -          151,172
                                        GAS-DISTRIBUTION (0.08%)
                                         Sempra Energy
                                          4.75%; 05/15/09
     135,000          15,000    150,000                                                    138,651           15,406          154,057
                                        HOME EQUITY-OTHER (0.15%)
                                         Argent Securities (1)
                                          2.15%; 02/25/34
     130,000          65,000    195,000                                                    129,736           64,868          194,604
                                         Specialty Underwriting & Residential
                                         Finance (1)
                                          2.44%; 02/25/35
      60,000          25,000     85,000                                                     59,997           24,999           84,996
                                        HOME EQUITY-SEQUENTIAL (0.96%)
                                         Ameriquest Mortgage Securities
                                          2.13%; 04/25/34 (1)
     300,000         150,000    450,000                                                    299,987          149,993          449,980
                                          3.02%; 10/25/33
      75,000               -     75,000                                                     74,642                -           74,642
                                          3.64%; 01/25/34
     750,000               -    750,000                                                    754,769                -          754,769
                                         New Century Home Equity Loan Trust
                                          3.56%; 11/25/33
     400,000         160,000    560,000                                                    401,094          160,438          561,532
                                        INDUSTRIAL GASES (0.14%)
                                         Praxair
                                          4.75%; 07/15/07
     115,000          45,000    160,000                                                    119,271           46,671          165,942
                                          6.85%; 06/15/05
      50,000          50,000    100,000                                                     51,265           51,265          102,530
                                        INSURANCE BROKERS (0.28%)
                                         Aon
                                          6.70%; 01/15/07 (1)
     110,000          60,000    170,000                                                    115,492           62,996          178,488
                                          8.65%; 05/15/05
     140,000               -    140,000                                                    143,042                -          143,042
                                         Marsh & McLennan
                                          3.63%; 02/15/08
     145,000          75,000    220,000                                                    140,347           72,593          212,940
                                        INVESTMENT MANAGEMENT & ADVISORY
                                        SERVICES (0.08%)
                                         AMVESCAP
                                          6.60%; 05/15/05
     105,000          50,000    155,000                                                    107,082           50,991          158,073
                                        LIFE & HEALTH INSURANCE (0.32%)
                                         Lincoln National
                                          5.25%; 06/15/07
     110,000          50,000    160,000                                                    115,246           52,384          167,630
                                         ReliaStar Financial
                                          8.63%; 02/15/05
     115,000          60,000    175,000                                                    116,909           60,996          177,905
                                         Torchmark
                                          6.25%; 12/15/06
     160,000          85,000    245,000                                                    170,443           90,548          260,991
                                        MEDICAL PRODUCTS (0.08%)
                                         Baxter International
                                          5.25%; 05/01/07
     130,000          20,000    150,000                                                    136,021           20,926          156,947
                                        MEDICAL-DRUGS (0.20%)
                                         Eli Lilly
                                          5.50%; 07/15/06
     116,000          60,000    176,000                                                    121,192           62,685          183,877
                                         GlaxoSmithKline Capital
                                          2.38%; 04/16/07
     130,000          65,000    195,000                                                    128,206           64,103          192,309
                                        MEDICAL-HMO (0.42%)
                                         Anthem
                                          3.50%; 09/01/07
     150,000          50,000    200,000                                                    148,977           49,659          198,636
                                          4.88%; 08/01/05
     165,000          40,000    205,000                                                    166,920           40,465          207,385
                                         UnitedHealth Group
                                          3.30%; 01/30/08
     175,000          65,000    240,000                                                    173,660           64,502          238,162
                                          3.38%; 08/15/07
     130,000          40,000    170,000                                                    129,531           39,856          169,387
                                        METAL-ALUMINUM (0.21%)
                                         Alcan
                                          6.25%; 11/01/08
      95,000          25,000    120,000                                                    103,440           27,221          130,661
                                         Alcoa
                                          4.25%; 08/15/07
     195,000          75,000    270,000                                                    200,503           77,117          277,620
                                        METAL-DIVERSIFIED (0.09%)
                                         Rio Tinto Finance
                                          2.63%; 09/30/08
     150,000          35,000    185,000                                                    144,869           33,803          178,672
                                        MISCELLANEOUS INVESTING (0.65%)
                                         Archstone-Smith Operating Trust
                                          3.00%; 06/15/08
     150,000          30,000    180,000                                                    146,271           29,254          175,525
                                         Camden Property Trust
                                          5.88%; 06/01/07
     120,000          25,000    145,000                                                    127,203           26,501          153,704
                                         Developers Diversified Realty
                                          3.88%; 01/30/09
     120,000          65,000    185,000                                                    118,204           64,027          182,231
                                         Duke Realty
                                          3.35%; 01/15/08
     115,000          60,000    175,000                                                    113,868           59,409          173,277
                                         HRPT Properties Trust
                                          6.70%; 02/23/05
     150,000               -    150,000                                                    151,853                -          151,853
                                         New Plan Excel Realty Trust
                                          5.88%; 06/15/07
     125,000          50,000    175,000                                                    131,892           52,757          184,649
                                         Simon Property Group
                                          3.75%; 01/30/09
     165,000          60,000    225,000                                                    162,929           59,247          222,176
                                        MONEY CENTER BANKS (1.06%)
                                         Bank of America
                                          4.75%; 10/15/06
     640,000         215,000    855,000                                                    662,485          222,553          885,038
                                         JP Morgan Chase
                                          3.13%; 12/11/06
     130,000         160,000    290,000                                                    130,393          160,484          290,877
                                          5.25%; 05/30/07
     385,000         105,000    490,000                                                    403,779          110,121          513,900
                                          5.35%; 03/01/07
     180,000               -    180,000                                                    188,934                -          188,934
                                          6.50%; 08/01/05
     150,000               -    150,000                                                    154,308                -          154,308
                                        MORTGAGE BACKED SECURITIES (9.99%)
                                        Banc of America Commercial Mortgage
                                          7.11%; 11/15/31
           -         506,314    506,314                                                          -          547,656          547,656
                                         Bear Stearns Commercial Mortgage Securities
                                          0.65%; 05/11/39 (1) (2)
   2,550,199       1,275,099  3,825,298                                                     72,232           36,116          108,348
                                          3.97%; 11/11/35
     422,502               -    422,502                                                    425,740                -          425,740
                                          6.08%; 02/15/35
     426,554               -    426,554                                                    452,321                -          452,321
                                          7.64%; 02/15/32
     526,592         126,158    652,750                                                    567,447          135,945          703,392
                                         Chase Commercial Mortgage Securities
                                          7.03%; 01/15/32
     301,552         150,776    452,328                                                    324,282          162,141          486,423
                                          7.56%; 10/15/32
     500,000               -    500,000                                                    581,390                -          581,390
                                         Chase Manhattan Bank-First Union National
                            `            Bank Commercial Mortgage Trust
                                          7.13%; 08/15/31
   1,126,135         215,576  1,341,711                                                  1,201,259          229,957        1,431,216
                                         Commercial Mortgage Acceptance
                                          6.79%; 06/15/31
      48,964               -     48,964                                                     52,158                -           52,158
                                         Commercial Mortgage Pass-Through Cert (2)
                                          3.25%; 06/10/38
      93,594         187,189    280,783                                                     91,018          182,037          273,055
                                         CS First Boston Mortgage Securities
                                          4.39%; 07/15/06
      24,826           9,800     34,626                                                     24,849            9,809           34,658
                                          6.25%; 12/16/35
     400,000         100,000    500,000                                                    432,110          108,027          540,137
                                          6.38%; 12/16/35
     100,000               -    100,000                                                    111,378                -          111,378
                                         DLJ Commercial Mortgage
                                          6.14%; 02/18/31
     111,111               -    111,111                                                    111,776                -          111,776
                                         First Union Commercial Mortgage Securities
                                          7.38%; 04/18/29
     493,204         164,401    657,605                                                    531,407          177,136          708,543
                                        First Union Nat'l Bank Commercial Mortgage
                                          5.59%; 02/12/34
           -          42,308     42,308                                                          -           44,842           44,842
                                        First Union - Lehman Brothers - Bank of
                                        America Commercial Mortgage Trust
                                          6.56%; 11/18/35
           -         150,000    150,000                                                          -          163,192          163,192
                                         GE Capital Commercial Mortgage
                                          3.35%; 08/11/36
     275,765          81,708    357,473                                                    276,789           82,011          358,800
                                          5.99%; 12/10/35
     130,000               -    130,000                                                    141,052                -          141,052
                                          6.32%; 01/15/33
      93,219               -     93,219                                                     97,953                -           97,953
                                         GMAC Commercial Mortgage Securities
                                          4.32%; 10/15/38
     113,675               -    113,675                                                    115,712                -          115,712
                                          6.57%; 09/15/33
     149,941          41,234    191,175                                                    153,352           42,172          195,524
                                         JP Morgan Chase Commercial Mortgage Sec.
                                          3.48%; 06/12/41
     765,610               -    765,610                                                    765,065                -          765,065
                                          4.37%; 10/12/37
     461,505         184,602    646,107                                                    471,182          188,473          659,655
                                          4.47%; 11/15/35
     197,802         153,846    351,648                                                    200,550          155,984          356,534
                                          4.55%; 05/12/34
     405,112         144,683    549,795                                                    413,003          147,501          560,504
                                          6.04%; 11/15/35
           -         550,000    550,000                                                          -          591,627          591,627
                                        JP Morgan Commercial Mortgage Finance
                                          7.16%; 09/15/29
           -         155,000    155,000                                                          -          169,717          169,717
                                         LB-UBS Commercial Mortgage Trust
                                          1.23%; 03/15/36 (1) (2)
   1,691,618         676,647  2,368,265                                                     88,201           35,280          123,481
                                          2.60%; 05/15/27
                      85,724     85,724                                                          -           84,051           84,051
                                          3.63%; 10/15/29
   1,200,000         200,000  1,400,000                                                  1,205,906          200,984        1,406,890
                                          4.19%; 08/15/29
     220,000               -    220,000                                                    223,363                -          223,363
                                          4.90%; 06/15/26 (2)
   1,235,000         370,000  1,605,000                                                  1,284,425          384,807        1,669,232
                                          5.40%; 03/15/26
     385,139         157,557    542,696                                                    397,330          162,544          559,874
                                          5.97%; 03/15/26
                     295,000    295,000                                                          -          315,565          315,565
                                         6.06%; 06/15/20
     595,318         176,391    771,709                                                    635,451          188,282          823,733
                                         Merrill Lynch Mortgage Investors
                                          7.12%; 06/18/29
     289,432               -    289,432                                                    309,430                -          309,430
                                          7.80%; 12/26/25 (1)
     200,000          50,000    250,000                                                    206,440           51,610          258,050
                                        Midland Realty Acceptance
                                          7.23%; 01/25/29
           -          35,832     35,832                                                          -           38,028           38,028
                                         Morgan Stanley Capital I
                                          4.57%; 12/18/32 (2)
     505,339          87,885    593,224                                                    513,068           89,229          602,297
                                          5.33%; 12/18/32
     500,000          75,000    575,000                                                    522,552           78,383          600,935
                                          6.54%; 02/15/31 (2)
     185,000          95,000    280,000                                                    202,038          103,749          305,787
                                         NationsLink Funding
                                          7.03%; 06/20/31
      45,329          62,328    107,657                                                     48,310           66,427          114,737
                                          7.23%; 06/20/31
     100,000         230,000    330,000                                                    111,654          256,805          368,459
                                         PNC Mortgage Acceptance
                                          7.11%; 12/10/32
     241,518               -    241,518                                                    260,390                -          260,390
                                         Wachovia Bank Commercial
                                         Mortgage Trust(1)(2)
                                          0.33%; 01/15/41
  23,363,978               -  3,363,978                                                    308,007                -          308,007
                                        MULTI-LINE INSURANCE (0.46%)
                                         Allstate
                                          5.38%; 12/01/06
     135,000          45,000    180,000                                                    141,316           47,105          188,421
                                          7.88%; 05/01/05
      90,000          25,000    115,000                                                     92,366           25,657          118,023
                                         Hartford Financial Services Group
                                          4.70%; 09/01/07
     155,000          55,000    210,000                                                    158,877           56,376          215,253
                                         MetLife
                                          3.91%; 05/15/05
     150,000               -    150,000                                                    151,197                -          151,197
                                          5.25%; 12/01/06
     150,000          50,000    200,000                                                    156,272           52,091          208,363
                                        MULTIMEDIA (0.86%)
                                         AOL Time Warner
                                          6.13%; 04/15/06
     305,000         120,000    425,000                                                    318,845          125,447          444,292
                                         Gannett
                                          5.50%; 04/01/07
     120,000          25,000    145,000                                                    126,827           26,422          153,249
                                         Thomson
                                          5.75%; 02/01/08
     145,000          40,000    185,000                                                    154,823           42,710          197,533
                                         Viacom
                                          7.15%; 05/20/05
      80,000               -     80,000                                                     82,059                -           82,059
                                          7.75%; 06/01/05
     260,000         170,000    430,000                                                    268,225          175,378          443,603
                                         Walt Disney
                                          7.30%; 02/08/05
     235,000          80,000    315,000                                                    238,080           81,049          319,129
                                        OIL COMPANY-EXPLORATION & PRODUCTION (0.47%)
                                         Kerr-McGee
                                          5.38%; 04/15/05
     170,000          70,000    240,000                                                    172,035           70,838          242,873
                                         PennzEnergy
                                          10.25%; 11/01/05
     175,000          60,000    235,000                                                    186,255           63,859          250,114
                                         Petroleos Mexicanos
                                          6.50%; 02/01/05
     260,000         140,000    400,000                                                    262,600          141,400          404,000
                                        OIL COMPANY-INTEGRATED (0.38%)
                                         BP Canada Finance
                                          3.63%; 01/15/09
     145,000          70,000    215,000                                                    144,910           69,957          214,867
                                         ChevronTexaco Capital
                                          3.38%; 02/15/08
     125,000          30,000    155,000                                                    125,611           30,146          155,757
                                         Marathon Oil
                                          5.38%; 06/01/07
     125,000          25,000    150,000                                                    131,471           26,294          157,765
                                         Occidental Petroleum
                                          4.00%; 11/30/07
     150,000          40,000    190,000                                                    152,841           40,758          193,599
                                        OIL FIELD MACHINERY & EQUIPMENT (0.12%)
                                         Cooper Cameron
                                          2.65%; 04/15/07
     165,000          60,000    225,000                                                    162,144           58,962          221,106
                                        OIL REFINING & MARKETING (0.08%)
                                         Valero Energy
                                          6.13%; 04/15/07
     120,000          20,000    140,000                                                    128,164           21,361          149,525
                                        OIL-FIELD SERVICES (0.09%)
                                         Halliburton (1)
                                          3.57%; 10/17/05
     120,000          55,000    175,000                                                    120,976           55,447          176,423
                                        PAPER & RELATED PRODUCTS (0.34%)
                                         Champion International
                                          7.10%; 09/01/05
     125,000          50,000    175,000                                                    128,888           51,555          180,443
                                         Union Camp
                                          7.00%; 08/15/06
     179,000          70,000    249,000                                                    190,876           74,644          265,520
                                         Weyerhaeuser
                                          5.50%; 03/15/05
      31,000          21,000     52,000                                                     31,324           21,219           52,543
                                          6.13%; 03/15/07
     125,000          25,000    150,000                                                    133,288           26,658          159,946
                                        PHOTO EQUIPMENT & SUPPLIES (0.10%)
                                         Eastman Kodak
                                          3.63%; 05/15/08
     160,000          35,000    195,000                                                    157,040           34,353          191,393
                                        PIPELINES (0.63%)
                                         Duke Energy Field Services
                                          7.50%; 08/16/05
     240,000         110,000    350,000                                                    248,886          114,073          362,959
                                         Enbridge Energy Partners
                                          4.00%; 01/15/09
     150,000          50,000    200,000                                                    149,191           49,730          198,921
                                         Kinder Morgan
                                          6.65%; 03/01/05
     375,000         100,000    475,000                                                    379,888          101,303          481,191
                                         Kinder Morgan Energy Partners
                                          5.35%; 08/15/07
     100,000          25,000    125,000                                                    104,831           26,208          131,039
                                          8.00%; 03/15/05
      25,000               -     25,000                                                     25,472                -           25,472
                                        PROPERTY & CASUALTY INSURANCE (0.37%)
                                         ACE
                                          6.00%; 04/01/07
     150,000          50,000    200,000                                                    157,454           52,485          209,939
                                         Chubb
                                          6.15%; 08/15/05
      50,000               -     50,000                                                     51,219                -           51,219
                                         St. Paul
                                          6.74%; 07/18/05
           -          25,000     25,000                                                          -           25,608           25,608
                                          7.88%; 04/15/05
     200,000         105,000    305,000                                                    204,613          107,422          312,035
                                         Travelers Property Casualty
                                          3.75%; 03/15/08
     105,000               -    105,000                                                    104,510                -          104,510
                                        PUBLISHING-BOOKS (0.20%)
                                         Reed Elsevier Capital
                                          6.13%; 08/01/06
     115,000          50,000    165,000                                                    120,848           52,543          173,391
                                          7.00%; 05/15/05
     150,000          50,000    200,000                                                    153,580           51,193          204,773
                                        REAL ESTATE OPERATOR & DEVELOPER (0.19%)
                                         EOP Operating
                                          7.75%; 11/15/07
     175,000          65,000    240,000                                                    195,664           72,675          268,339
                                         ERP Operating
                                          4.75%; 06/15/09
      80,000          15,000     95,000                                                     82,408           15,452           97,860
                                        REGIONAL AUTHORITY (0.72%)
                                         New Brunswick
                                          3.50%; 10/23/07
     40,000          40,000     80,000                                                     40,461           40,461           80,922
                                         Province of Manitoba
                                          2.75%; 01/17/06
     155,000          50,000    205,000                                                    155,707           50,228          205,935
                                         Province of Ontario
                                          3.50%; 09/17/07
     435,000         225,000    660,000                                                    438,662          226,894          665,556
                                         Province of Quebec
                                          5.50%; 04/11/06
     315,000          90,000    405,000                                                    327,582           93,595          421,177
                                        REGIONAL BANKS (2.57%)
                                         Bank One
                                          7.63%; 08/01/05
     625,000         310,000    935,000                                                    649,044          321,926          970,970
                                         Fifth Third Bancorp
                                          3.38%; 08/15/08
     130,000          15,000    145,000                                                    129,270           14,916          144,186
                                         First Union
                                          7.55%; 08/18/05
     565,000         250,000    815,000                                                    587,373          259,899          847,272
                                         FleetBoston Financial
                                          7.25%; 09/15/05
     350,000         155,000    505,000                                                    363,758          161,093          524,851
                                         KeyCorp
                                          4.63%; 05/16/05
    160,000          45,000    205,000                                                    161,706           45,480          207,186
                                         Korea Development Bank
                                          3.88%; 03/02/09
     120,000          55,000    175,000                                                    120,019           55,009          175,028
                                          7.25%; 05/15/06
     160,000          40,000    200,000                                                    170,731           42,683          213,414
                                         PNC Funding
                                          5.75%; 08/01/06
     220,000         100,000    320,000                                                    230,401          104,728          335,129
                                         SunTrust Banks
                                          2.50%; 11/01/06
      55,000               -     55,000                                                     54,543                -           54,543
                                          5.05%; 07/01/07
      70,000               -     70,000                                                     73,261                -           73,261
                                         U.S. Bancorp
                                          6.75%; 10/15/05
     202,000         115,000    317,000                                                    209,364          119,192          328,556
                                         Wells Fargo
                                          5.90%; 05/21/06
     730,000         275,000  1,005,000                                                    766,498          288,749        1,055,247
                                        REINSURANCE (0.07%)
                                        Berkshire Hathaway
                                          3.38%; 10/15/08
     100,000          40,000    140,000                                                     99,656           39,862          139,518
                                        RENTAL-AUTO & EQUIPMENT (0.08%)
                                         Hertz
                                          4.70%; 10/02/06
     100,000          50,000    150,000                                                    101,641           50,820          152,461
                                        RETAIL-DISCOUNT (0.42%)
                                         Costco Wholesale
                                          5.50%; 03/15/07
     140,000          50,000    190,000                                                    147,524           52,687          200,211
                                         Target
                                          5.40%; 10/01/08
     150,000          70,000    220,000                                                    159,979           74,657          234,636
                                         Wal-Mart Stores
                                          4.38%; 07/12/07
     260,000         100,000    360,000                                                    268,774          103,375          372,149
                                        RETAIL-DRUG STORE (0.10%)
                                         CVS
                                          3.88%; 11/01/07
     150,000          45,000    195,000                                                    152,516           45,755          198,271
                                        RETAIL-MAJOR DEPARTMENT STORE (0.09%)
                                         May Department Stores (2)
                                          3.95%; 07/15/07
     130,000          50,000    180,000                                                    131,342           50,516          181,858
                                        RETAIL-RESTAURANTS (0.08%)
                                         McDonald's
                                          5.38%; 04/30/07
     113,000          30,000    143,000                                                    118,952           31,580          150,532
                                        SAVINGS & LOANS-THRIFTS (0.32%)
                                         Golden West Financial
                                          4.13%; 08/15/07
     150,000          50,000    200,000                                                    153,712           51,238          204,950
                                         Washington Mutual
                                          1.97%; 11/03/05 (1)
     140,000          60,000    200,000                                                    140,246           60,105          200,351
                                          4.00%; 01/15/09
     140,000          60,000    200,000                                                    140,766           60,328          201,094
                                        SOVEREIGN (1.31%)
                                         Finland Government
                                          4.75%; 03/06/07
     150,000          45,000    195,000                                                    156,272           46,882          203,154
                                         Italy Government
                                          4.38%; 10/25/06
   1,195,000         430,000  1,625,000                                                  1,228,774          442,153        1,670,927
                                         Mexico Government
                                          8.50%; 02/01/06
     435,000         165,000    600,000                                                    464,580          176,220          640,800
                                        SPECIAL PURPOSE BANKS (0.26%)
                                         Kreditanstalt fuer Wiederaufbau
                                          2.38%; 09/25/06
     250,000         245,000    495,000                                                    249,495          244,505          494,000
                                        SPECIAL PURPOSE ENTITY (0.09%)
                                         Fondo Latinoamericano de Reservas (2)
                                          3.00%; 08/01/06
     115,000          60,000    175,000                                                    115,337           60,176          175,513
                                        SUPRANATIONAL BANK (1.46%)
                                         Asian Development Bank
                                          2.38%; 03/15/06
     345,000         130,000    475,000                                                    344,806          129,927          474,733
                                         Corp Andina de Fomento
                                          6.75%; 03/15/05
     180,000         100,000    280,000                                                    182,598          101,443          284,041
                                          8.88%; 06/01/05
      75,000               -     75,000                                                     77,669                -           77,669
                                         European Investment Bank
                                          4.63%; 03/01/07
   1,370,000         525,000  1,895,000                                                  1,422,752          545,215        1,967,967
                                        TELEPHONE-INTEGRATED (1.50%)
                                         ALLTEL
                                          6.75%; 09/15/05
     130,000               -    130,000                                                    134,725                -          134,725
                                         BellSouth
                                          5.00%; 10/15/06
     225,000         100,000    325,000                                                    233,714          103,873          337,587
                                         British Telecommunications (1)
                                          7.88%; 12/15/05
     345,000         145,000    490,000                                                    364,439          153,170          517,609
                                         Deutsche Telekom International Finance (1)
                                          8.25%; 06/15/05
     170,000          95,000    265,000                                                    175,828           98,257          274,085
                                         France Telecom (1)
                                          7.95%; 03/01/06
     175,000          50,000    225,000                                                    186,173           53,192          239,365
                                         NYNEX Capital Funding
                                          8.75%; 12/01/04
      25,000               -     25,000                                                     25,118                -           25,118
                                         SBC Communications
                                          5.75%; 05/02/06
     325,000         120,000    445,000                                                    339,186          125,238          464,424
                                         Sprint Capital
                                          7.13%; 01/30/06
     335,000         200,000    535,000                                                    352,354          210,361          562,715
                                         Telecom Italia Capital
                                          4.00%; 11/15/08
     260,000          60,000    320,000                                                    261,731           60,399          322,130
                                        TEXTILE-HOME FURNISHINGS (0.10%)
                                         Mohawk Industries
                                          6.50%; 04/15/07
     125,000          55,000    180,000                                                    133,663           58,812          192,475
                                        TOOLS-HAND HELD (0.09%)
                                         Stanley Works
                                          3.50%; 11/01/07
     150,000          25,000    175,000                                                    151,052           25,175          176,227
                                        TRANSPORT-RAIL (0.60%)
                                         Burlington Northern Santa Fe
                                          6.38%; 12/15/05
     230,000          80,000    310,000                                                    238,295           82,885          321,180
                                         CSX
                                          6.25%; 10/15/08
     120,000          55,000    175,000                                                    130,640           59,877          190,517
                                         Norfolk Southern
                                          8.38%; 05/15/05
     325,000          75,000    400,000                                                    334,781           77,257          412,038
                                         Union Pacific
                                          7.60%; 05/01/05
     175,000          50,000    225,000                                                    179,251           51,215          230,466
                                        TRANSPORT-SERVICES (0.07%)
                                         FedEx
                                          1.88%; 04/01/05
      85,000          45,000    130,000                                                     85,047           45,025          130,072
                                                 TOTAL BONDS                           125,554,075       46,878,708      172,432,783
                                        FEDERAL HOME LOAN MORTGAGE CORPORATION
                                        (FHLMC) CERTIFICATES (4.29%)
                                        4.50%; 10/01/09
     250,127         100,051    350,178                                                    253,837          101,535          355,372
                                        4.50%; 11/01/09
           -         234,479    234,479                                                          -          237,957          237,957
                                        4.50%; 12/01/09
     388,031         166,299    554,330                                                    393,787          168,766          562,553
                                        4.50%; 01/01/10
     145,325          87,195    232,520                                                    147,514           88,508          236,022
                                        4.50%; 02/01/10
     774,915               -    774,915                                                    786,588                -          786,588
                                        4.50%; 04/01/10
     321,921               -    321,921                                                    326,770                -          326,770
                                        4.50%; 09/01/10
     285,531         224,346    509,877                                                    289,832          227,725          517,557
                                        4.50%; 10/01/10
     664,883         300,008    964,891                                                    674,898          304,527          979,425
                                        4.50%; 11/01/10
     333,468       1,042,087  1,375,555                                                    338,491        1,057,784        1,396,275
                                        4.50%; 04/01/11
     232,468               -    232,468                                                    236,023                -          236,023
                                        4.50%; 06/01/11
     682,754               -    682,754                                                    692,623                -          692,623
                                        4.50%; 07/01/11
     246,039               -    246,039                                                    249,801                -          249,801
                                        4.50%; 10/01/11
     300,000         100,000    400,000                                                    304,587          101,529          406,116
                                        5.00%; 09/01/09
     151,580               -    151,580                                                    155,047                -          155,047
                                        5.50%; 12/01/08
      44,793          14,931     59,724                                                     46,069           15,356           61,425
                                        5.50%; 02/01/09
      93,662          31,107    124,769                                                     96,332           31,994          128,326
                                        5.50%; 03/01/09
      52,992          17,664     70,656                                                     54,502           18,168           72,670
                                        5.50%; 04/01/09
     118,762          19,794    138,556                                                    122,148           20,358          142,506
                                        6.00%; 08/01/06
           -         139,634    139,634                                                          -          143,121          143,121
                                        6.50%; 04/01/09
      33,170               -     33,170                                                     35,183                -           35,183
                                        6.50%; 04/01/15
      13,775          83,265     97,040                                                     14,687           88,255          102,942
                                        7.00%; 12/01/22
     178,559               -    178,559                                                    190,805                -          190,805
                                        7.25%; 12/01/07
      39,157               -     39,157                                                     40,563                -           40,563
                                        7.50%; 12/01/29
       5,905               -      5,905                                                      6,345                -            6,345
                                        8.00%; 12/01/11
      18,142               -     18,142                                                     19,079                -           19,079
                                        8.00%; 10/01/22
      73,468               -     73,468                                                     80,716                -           80,716
                                        8.25%; 01/01/12
       7,293               -      7,293                                                      7,889                -            7,889
                                        9.00%; 09/01/09
      50,430               -     50,430                                                     52,566                -           52,566
                                                   TOTAL FHLMC CERTIFICATES              5,616,682        2,605,583        8,222,265
                                        FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                        (FNMA) CERTIFICATES (2.28%)
                                        4.00%; 05/01/10
     554,043         200,197    754,240                                                    553,323          199,937          753,260
                                        4.00%; 06/01/10
     254,882         109,509    364,391                                                    254,551          109,366          363,917
                                        4.00%; 07/01/10
     359,637         119,878    479,515                                                    359,169          119,723          478,892
                                        4.00%; 08/01/10
     245,385          81,795    327,180                                                    245,066           81,689          326,755
                                        4.50%; 12/01/09
           -          51,161     51,161                                                          -           51,873           51,873
                                        4.50%; 03/01/10
     352,523               -    352,523                                                    357,510                -          357,510
                                        4.50%; 05/01/10
           -         158,115    158,115                                                          -          160,351          160,351
                                        4.50%; 08/01/11
     631,450               -    631,450                                                    640,513                -          640,513
                                        4.50%; 09/01/11
     297,932               -    297,932                                                    302,208                -          302,208
                                        5.50%; 02/01/09
     291,622         101,406    393,028                                                    299,542          104,160          403,702
                                        5.50%; 05/01/09
           -          16,708     16,708                                                          -           17,162           17,162
                                        5.50%; 10/01/09
     189,501               -    189,501                                                    194,648                -          194,648
                                        6.00%; 07/01/28
     115,936               -    115,936                                                    120,523                -          120,523
                                        7.50%; 10/01/29
      48,298               -     48,298                                                     51,831                -           51,831
                                        8.00%; 10/01/06
       6,204               -      6,204                                                      6,361                -            6,361
                                        8.00%; 05/01/27
      21,311               -     21,311                                                     23,240                -           23,240
                                        8.50%; 05/01/22
      96,410               -     96,410                                                    106,770                -          106,770
                                        9.00%; 02/01/25
      14,105               -     14,105                                                     15,828                -           15,828
                                                  TOTAL FNMA CERTIFICATES                3,531,083          844,261        4,375,344
                                        TREASURY BONDS (1.96%)
                                         U.S. Treasury Inflation-Indexed
                                         Obligations
                                          3.38%; 01/15/07
   1,315,677         478,428  1,794,105                                                  1,409,933          512,703        1,922,636
                                         U.S. Treasury Strip
                                          0.00%; 08/15/09 (4)
   1,550,000         600,000  2,150,000                                                  1,323,260          512,229        1,835,489
                                                     TOTAL TREASURY BONDS                2,733,193        1,024,932        3,758,125


                                        COMMERCIAL PAPER (2.17%)

                                        FINANCE-CONSUMER LOANS (2.17%)
                                         Investment in Joint Trading Account;
                                         Household Finance 1.84%;
   3,691,468               -  3,691,468  11/01/04                                        3,691,468                -        3,691,468
                                         Investment in Joint Trading Account;
                                         Federal home Loan Bank 1.69%; 11/01/04
           -         462,056    462,056                                                                     462,056          462,056
                                                  TOTAL COMMERCIAL PAPER                 3,691,468          462,056        4,153,524

                                        REPURCHASE AGREEMENTS (0.13%)
                                         Bear Stearns; 1.85%; dated 10/29/04
                                         maturing 11/01/04
     241,637               -    241,637  (collateralized by FNMA; $246,432;
                                         11/17/11) (5)                                     241,600                -          241,600
                                           TOTAL REPURCHASE AGREEMENTS                     241,600                -          241,600

                                           TOTAL PORTFOLIO INVESTMENTS (101.77%)       141,368,101        51,815,540     193,183,641

                                         Liabilities, net of cash and
                                           receivables (-0.77%)                        (1,403,213)           (65,183)    (1,468,396)

                                                      TOTAL NET ASSETS (100.00%)     $139,964,888        $51,750,357    $191,715,245
                                                                                 ===================================================

(1)  Variable rate.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,023,859 or 2.10% of net assets.
(3)  Security or a portion of the security was on loan at the end of the period.
(4)  Non-income producing security.
(5)  Security was purchased with the cash proceeds from securities loans.

          UNREALIZED APPRECIATION (DEPRECIATION)
          The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

          Unrealized Appreciation                                                $    794,090       $   258,041     $  1,052,131
          Unrealized Depreciation                                                  (1,655,645)         (224,030)      (1,879,675)
                                                                                --------------------------------------------------
          Net Unrealized Appreciation (Depreciation)                                 (861,555)           34,011        (827,544)
          Cost for federal income tax purposes                                   $ 142,229,656     $ 51,781,529    $ 194,011,185



                                                 INVESTMENTS BY SECTOR (UNAUDITED)

             Percentage of Total Value         Sector                                           Value
----------------------------------------------------------------------------------------------------------------------------------
    31.36%          32.70%         31.72%     Government                        $  44,331,585     $ 16,942,969    $  61,274,554
    19.78           18.30          19.38      Financial                            27,960,020        9,482,879       37,442,899
    17.05           16.93          17.02      Asset Backed Securities              24,107,708        8,773,836       32,881,544
    16.42           16.93          16.56      Mortgage Securities                  23,219,213        8,769,703       31,988,916
     4.09            4.38           4.17      Communications                        5,775,915        2,268,280        8,044,195
     2.57            2.33           2.50      Consumer, Non-cyclical                3,631,833        1,206,789        4,838,622
     2.34            2.15           2.29      Utilities                             3,306,372        1,114,958        4,421,330
     1.85            1.68           1.80      Industrial                            2,615,122          870,336        3,485,458
     1.76            1.60           1.72      Energy                                2,495,275          830,771        3,326,046
     1.24            1.35           1.27      Consumer, Cyclical                    1,746,275          701,900        2,448,175
     1.10            1.17           1.12      Basic Materials                       1,556,018          604,080        2,160,098
     0.44            0.48           0.45      Technology                              622,765          249,039          871,804
                                                                                $ 141,368,101     $ 51,815,540    $ 193,183,641
                                                                                =================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                           PRINCIPAL CASH         MONEY       PRO FORMA    COMBINED MONEY
                        MANAGEMENT FUND, INC.  MARKET FUND   ADJUSTMENTS    MARKET FUND
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..     $  321,030,366      $224,105,649     $ --        $545,136,015
                           ==============      ============  =======        ============
ASSETS
Investment in
 securities--at value.     $  321,030,366      $224,105,649     $ --        $545,136,015
Cash..................              3,483             7,145       --              10,628
Receivables:
 Capital Shares sold..          1,406,509                --       --           1,406,509
 Dividends and
  interest............            182,459            50,593       --             233,052
 Expense reimbursement
  from Manager........                 --             1,426       --               1,426
Other assets..........             26,439                --       --              26,439
Prepaid directors'
 expenses.............                254                --       --                 254
                           --------------      ------------  -------        ------------
          Total Assets        322,649,510       224,164,813       --         546,814,323
LIABILITIES
Accrued management and
 investment advisory
 fees.................             27,280            16,857       --              44,137
Accrued administrative
 service fees.........                 --               894       --                 894
Accrued distribution
 fees.................                135            13,518       --              13,653
Accrued service fees..                 --             1,124       --               1,124
Accrued transfer and
 administrative fees..            151,614            95,576       --             247,190
Accrued other expenses             53,071            35,356       --              88,427
Payables:
 Capital Shares
  reacquired..........              6,286         5,283,676       --           5,289,962
                           --------------      ------------  -------        ------------
     Total Liabilities            238,386         5,447,001       --           5,685,387
                           --------------      ------------  -------        ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES     $  322,411,124      $218,717,812     $ --        $541,128,936
                           ==============      ============  =======        ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......     $  322,411,124      $218,717,812     $ --        $541,128,936
                           --------------      ------------  -------        ------------
      Total Net Assets     $  322,411,124      $218,717,812     $ --        $541,128,936
                           ==============      ============  =======        ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....      2,000,000,000       765,000,000       --         765,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........                N/A      $  7,413,337      N/A        $  7,413,337
  Shares issued and
 outstanding..........                            7,413,337                    7,413,337
  Net asset value per
 share................                         $      1.000                 $      1.000
                                               ============                 ============

Advisors Select: Net
 Assets...............                N/A      $  6,393,823      N/A        $  6,393,823
  Shares issued and
 outstanding..........                            6,393,823                    6,393,823
  Net asset value per
 share................                         $      1.000                 $      1.000
                                               ============                 ============

Class A: Net Assets...     $  317,339,972               N/A       --        $317,339,972
  Shares issued and
 outstanding..........        317,339,972                         --         317,339,972
  Net asset value per
 share................     $        1.000                         --        $      1.000
                           ==============                                   ============

Class B: Net Assets...     $    5,071,152               N/A       --        $  5,071,152
  Shares issued and
 outstanding..........          5,071,152                         --           5,071,152
  Net asset value per
 share /(a)/..........     $        1.000                         --        $      1.000
                           ==============                                   ============

Class J: Net Assets...                N/A      $132,550,498      N/A        $132,550,498
  Shares issued and
 outstanding..........                          132,550,498                  132,550,498
  Net asset value per
 share /(a)/..........                         $      1.000                 $      1.000
                                               ============                 ============

Institutional: Net
 Assets...............                N/A      $ 56,277,419      N/A        $ 56,277,419
  Shares issued and
 outstanding..........                           56,277,419                   56,277,419
  Net asset value per
 share................                         $      1.000                 $      1.000
                                               ============                 ============

Preferred: Net Assets.                N/A      $ 14,598,771      N/A        $ 14,598,771
  Shares issued and
 outstanding..........                           14,598,771                   14,598,771
  Net asset value per
 share................                         $      1.000                 $      1.000
                                               ============                 ============

Select: Net Assets....                N/A      $  1,483,964      N/A        $  1,483,964
  Shares issued and
 outstanding..........                            1,483,964                    1,483,964
  Net asset value per
 share................                         $      1.000                 $      1.000
                                               ============                 ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                           PRINCIPAL CASH         MONEY         PRO FORMA       COMBINED MONEY
                        MANAGEMENT FUND, INC.  MARKET FUND  ADJUSTMENTS /(A)/    MARKET FUND
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Interest.............       $4,215,226        $2,269,582      $      --          $6,484,808
Expenses:
 Management and
  investment advisory
  fees................        1,481,866           715,144       (136,031)          2,060,979
 Distribution fees -
  Advisors Preferred..               --            16,360             --              16,360
 Distribution fees -
  Advisors Select.....               --            26,849             --              26,849
 Distribution fees -
  Class B.............           13,088                --             --              13,088
 Distribution fees -
  Class J.............               --           559,299             --             559,299
 Distribution fees -
  Select..............               --               890             --                 890
 Administrative
  service fees -
  Advisors Preferred..               --             9,816             --               9,816
 Administrative
  service fees -
  Advisors Select.....               --            17,899             --              17,899
 Administrative
  service fees -
  Preferred...........               --            13,072             --              13,072
 Administrative
  service fees -
  Select..............               --             1,158             --               1,158
 Registration fees -
  Class A.............           33,840                --             --              33,840
 Registration fees -
  Class B.............            5,156                --             --               5,156
 Registration fees -
  Class J.............               --            30,857             --              30,857
 Service fees -
  Advisors Preferred..               --            11,124             --              11,124
 Service fees -
  Advisors Select.....               --            22,374             --              22,374
 Service fees -
  Preferred...........               --            17,825             --              17,825
 Service fees - Select               --             1,335             --               1,335
 Shareholder reports -
  Class A.............           28,787                --             --              28,787
 Shareholder reports -
  Class B.............              516                --             --                 516
 Shareholder reports -
  Class J.............               --            48,202             --              48,202
 Transfer and
  administrative fees
  - Class A...........          317,435                --             --             317,435
 Transfer and
  administrative fees
  - Class B...........            4,628                --             --               4,628
 Transfer and
  administrative fees
  - Class J...........               --           516,831             --             516,831
 Auditing and legal
  fees................            9,597                --         (9,597)                 --
 Custodian fees.......           10,444                --        (10,444)                 --
 Directors' expenses..           10,571                --        (10,571)                 --
 Registration fees....           43,383                --             --              43,383
 Transfer and
  administrative fees.          356,740                --         21,000             377,740
 Other expenses.......           18,993                --        (18,993)                 --
 Other expenses -
  Class J.............               --                49             --                  49
                             ----------        ----------      ---------          ----------
  Total Gross Expenses        2,335,044         2,009,084       (164,636)          4,179,492
 Less: Reimbursement
  from Manager -
  Advisors Select.....               --             3,054             --               3,054
 Less: Reimbursement
  from Manager - Class
  B...................            4,543                --         (4,543)                 --
 Less: Reimbursement
  from Manager - Class
  J...................               --           293,260             --             293,260
                             ----------        ----------      ---------          ----------
    Total Net Expenses        2,330,501         1,712,770       (160,093)          3,883,178
                             ----------        ----------      ---------          ----------
 Net Investment Income
      (Operating Loss)       $1,884,725        $  556,812      $ 169,093           2,601,630
                             ==========        ==========      =========          ==========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.

                                                              SCHEDULE OF INVESTMENTS
                                                                 October 31, 2004
                                                                    (unaudited)
     Principal Amount or Number of Shares                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
 Principal Cash                                                                    Principal Cash
   Management     Money Market                                                       Management       Money Market
   Fund, Inc.         Fund       Combined                                            Fund, Inc.           Fund       Combined
------------------------------------------------------------------------------------------------------------------------------------
                                          COMMERCIAL PAPER (97.64%)
                                          ASSET BACKED SECURITIES (10.45%)
                                           CAFCO
                                            1.58%; 11/05/04

-               900,000      900,000                                                 $         -     $   899,842      $   899,842
                                            1.66%; 11/18/04
-               1,000,000    1,000,000                                                         -         999,216          999,216
                                            1.83%; 12/06/04
-               1,300,000    1,300,000                                                         -       1,297,687        1,297,687
                                            1.89%; 12/16/04
2,600,000       -            2,600,000                                                 2,593,857        -                2,593,857
                                            1.90%; 12/17/04
1,045,000       -            1,045,000                                                 1,042,463        -                1,042,463
                                            2.02%; 01/07/05
3,500,000       1,300,000    4,800,000                                                 3,486,842        1,295,113        4,781,955
                                           CXC
                                            1.45%; 11/15/04
2,600,000       1,000,000    3,600,000                                                 2,598,534        999,436          3,597,970
                                            1.61%; 11/04/04
-               1,000,000    1,000,000                                                 -                999,866          999,866
                                            1.85%; 12/16/04
2,000,000       1,300,000    3,300,000                                                 1,995,375        1,296,994        3,292,369
                                            1.90%; 02/25/05
2,300,000       -            2,300,000                                                 2,285,919        -                2,285,919
                                            1.98%; 01/10/05
-               1,400,000    1,400,000                                                 -                1,394,610        1,394,610
                                           FCAR Owner Trust I
                                            1.63%; 11/02/04
2,700,000       -            2,700,000                                                 2,699,878        -                2,699,878
                                            1.66%; 11/16/04
-               1,100,000    1,100,000                                                 -                1,099,239        1,099,239
                                            1.70%; 11/03/04
-               100,000      100,000                                                   -                99,991           99,991
                                            1.73%; 12/03/04
2,000,000       1,000,000    3,000,000                                                 1,996,924        998,462          2,995,386
                                            1.79%; 12/08/04
-               885,000      885,000                                                   -                883,372          883,372
                                            1.81%; 12/09/04
                1,280,000    1,280,000                                                 -                1,277,554        1,277,554
                                            1.83%; 12/10/04
2,600,000       1,200,000    3,800,000                                                 2,594,845        1,197,621        3,792,466
                                            1.89%; 01/06/05
2,400,000       1,300,000    3,700,000                                                 2,391,684        1,295,496        3,687,180
                                            1.90%; 12/16/04
-               1,200,000    1,200,000                                                 -                1,197,150        1,197,150
                                            2.05%; 01/19/05
960,000         -            960,000                                                   955,681          -                955,681
                                           Windmill Funding
                                            1.60%; 11/03/04
-               900,000      900,000                                                   -                899,920          899,920
                                            1.71%; 11/24/04
2,000,000       1,100,000    3,100,000                                                 1,997,815        1,098,798        3,096,613
                                            1.78%; 12/01/04
2,200,000       -            2,200,000                                                 2,196,737        -                2,196,737
                                            1.86%; 12/22/04
-               1,500,000    1,500,000                                                 -                1,496,048        1,496,048
                                            1.87%; 12/15/04
1,945,000       1,095,000    3,040,000                                                 1,940,555        1,092,497        3,033,052
                                            1.97%; 01/05/05
-               1,450,000    1,450,000                                                 -                1,444,842        1,444,842
                                            2.00%; 01/12/05
2,500,000                    2,500,000                                                 2,490,000        -                2,490,000
                                          BREWERY (0.70%)
                                           Anheuser-Busch
                                            1.77%; 11/22/04
2,500,000       1,300,000    3,800,000                                                 2,497,419        1,298,658        3,796,077
                                          CHEMICALS-DIVERSIFIED (2.04%)
                                           E. I. Du Pont de Nemours
                                            1.75%; 11/05/04
-               1,500,000    1,500,000                                                 -                1,499,708        1,499,708
                                            1.87%; 12/27/04
2,700,000       1,400,000    4,100,000                                                 2,692,146        1,395,928        4,088,074
                                            1.90%; 12/28/04
2,800,000       2,611,000    5,411,000                                                 2,791,577        2,603,145        5,394,722
                                          COATINGS & PAINT (0.22%)
                                          Sherwin-Williams
                                            1.80%; 12/13/04
-               1,200,000    1,200,000                                                 -                1,197,480        1,197,480
                                          COMMERCIAL BANKS (7.16%)
                                           Calyon North America
                                            1.78%; 12/08/04
2,100,000       -            2,100,000                                                 2,096,169        -                2,096,169
                                           Nordea North America
                                            1.63%; 11/12/04
2,000,000       900,000      2,900,000                                                 1,999,004        899,552          2,898,556
                                            1.72%; 11/29/04
3,130,000       1,100,000    4,230,000                                                 3,125,667        1,098,528        4,224,195
                                            1.74%; 11/18/04
2,205,000       -            2,205,000                                                 2,203,188        -                2,203,188
                                            1.78%; 11/29/04
-               490,000      490,000                                                   -                489,322          489,322
                                            1.80%; 11/30/04
1,445,000       1,560,000    3,005,000                                                 1,442,858        1,557,738        3,000,596
                                            1.88%; 12/29/04
-               1,300,000    1,300,000                                                 -                1,296,062        1,296,062
                                            1.97%; 01/31/05
2,000,000       1,400,000    3,400,000                                                 1,990,041        1,393,028        3,383,069
                                            1.99%; 01/31/05
-               1,500,000    1,500,000                                                 -                1,492,455        1,492,455
                                           Svenska Handelsbanken
                                            1.60%; 11/04/04
2,000,000       900,000      2,900,000                                                 1,999,733        899,640          2,899,373
                                            1.60%; 11/10/04
2,200,000       -            2,200,000                                                 2,199,021        -                2,199,021
                                            1.62%; 11/04/04
2,200,000       -            2,200,000                                                 2,199,703        -                2,199,703
                                            1.65%; 11/22/04
2,000,000       -            2,000,000                                                 1,998,081        -                1,998,081
                                            1.69%; 11/10/04
1,100,000       -            1,100,000                                                 1,099,535                         1,099,535
                                            1.82%; 12/03/04
                1,200,000    1,200,000                                                 -                1,198,059        1,198,059
                                            1.85%; 12/08/04
2,525,000       -            2,525,000                                                 2,520,199        -                2,520,199
                                            1.86%; 12/13/04
-               1,400,000    1,400,000                                                 -                1,396,962        1,396,962
                                            2.04%; 01/31/05
995,000         1,000,000    1,995,000                                                 989,869          994,843          1,984,712
                                          CONSUMER PRODUCTS-MISCELLANEOUS (0.44%)
                                           Fortune Brands
                                            1.87%; 11/17/04
2,390,000       -            2,390,000                                                 2,388,088        -                2,388,088
                                          DIVERSIFIED FINANCIAL SERVICES (5.35%)
                                           Amstel Funding
                                            1.76%; 12/27/04
-               1,000,000    1,000,000                                                 -                997,262          997,262
                                            1.92%; 12/29/04
3,000,000       1,500,000    4,500,000                                                 2,990,720        1,495,360        4,486,080
                                            2.05%; 02/17/05
                1,500,000    1,500,000                                                 -                1,490,775        1,490,775
                                            2.11%; 02/22/05
1,700,000       1,200,000    2,900,000                                                 1,688,741        1,192,052        2,880,793
                                           General Electric Capital
                                            1.60%; 11/01/04
2,055,000       795,000      2,850,000                                                 2,055,000        795,000          2,850,000
                                            1.62%; 11/05/04
-               900,000      900,000                                                   -                899,838          899,838
                                            1.65%; 11/02/04
-               1,000,000    1,000,000                                                 -                999,954          999,954
                                            1.65%; 11/17/04
2,100,000       1,000,000    3,100,000                                                 2,098,460        999,267          3,097,727
                                            1.72%; 11/09/04
1,400,000       -            1,400,000                                                 1,399,465        -                1,399,465
                                            1.73%; 12/07/04
1,915,000       -            1,915,000                                                 1,911,687        -                1,911,687
                                            1.73%; 12/20/04
2,200,000       -            2,200,000                                                 2,194,819        -                2,194,819
                                            1.75%; 12/06/04
1,500,000       1,100,000    2,600,000                                                 1,497,448        1,098,129        2,595,577

-               1,500,000    1,500,000      1.92%; 12/31/04                                             1,495,200        1,495,200

-               1,600,000    1,600,000      2.05%; 01/07/05                                             1,592,073        1,592,073
                                          FINANCE-AUTO LOANS (3.97%)
                                           Paccar Financial
                                            1.62%; 11/04/04
-               800,000      800,000                                                   -                799,892          799,892
                                            1.63%; 11/15/04
-               1,100,000    1,100,000                                                 -                1,099,303        1,099,303
                                            1.63%; 11/18/04
2,600,000       1,000,000    3,600,000                                                 2,597,999        999,230          3,597,229
                                            1.95%; 01/07/05
                1,355,000    1,355,000                                                 -                1,350,083        1,350,083
                                           Toyota Motor Credit
                                            1.66%; 11/15/04
-               1,155,000    1,155,000                                                 -                1,154,254        1,154,254
                                            1.77%; 11/03/04
1,550,000       -            1,550,000                                                 1,549,848        -                1,549,848
                                            1.77%; 11/05/04
-               1,200,000    1,200,000                                                 -                1,199,764        1,199,764
                                            1.77%; 11/08/04
1,655,000       -            1,655,000                                                 1,654,430        -                1,654,430
                                            1.77%; 11/19/04
2,800,000       1,450,000    4,250,000                                                 2,797,438        1,448,710        4,246,148
                                            1.80%; 12/07/04
-               1,460,000    1,460,000                                                 -                1,457,372        1,457,372
                                            2.08%; 01/28/05
1,900,000       1,500,000    3,400,000                                                 1,890,339        1,492,373        3,382,712
                                          FINANCE-COMMERCIAL (3.49%)
                                           CIT Group
                                            1.62%; 11/10/04
2,000,000       1,000,000    3,000,000                                                 1,999,190        999,595          2,998,785
                                            1.67%; 11/12/04
2,000,000       900,000      2,900,000                                                 1,998,980        899,541          2,898,521
                                            1.71%; 12/02/04
-               1,000,000    1,000,000                                                 -                998,528          998,528
                                            1.80%; 12/02/04
-               805,000      805,000                                                   -                803,752          803,752
                                            1.87%; 12/17/04
-               1,000,000    1,000,000                                                 -                997,611          997,611
                                            2.00%; 01/04/05
2,100,000       1,400,000    3,500,000                                                 2,092,533        1,395,022        3,487,555
                                            2.04%; 01/13/05
2,700,000       -            2,700,000                                                 2,688,831        -                2,688,831
                                            2.10%; 03/02/05
2,600,000       1,500,000    4,100,000                                                 2,581,648        1,489,412        4,071,060
                                          FINANCE-CONSUMER LOANS (3.62%)
                                           American General Finance
                                            1.74%; 11/19/04
-               1,000,000    1,000,000                                                 -                999,130          999,130
                                            1.76%; 11/09/04
2,540,000                    2,540,000                                                 2,539,007        -                2,539,007
                                            1.95%; 12/21/04
-               1,600,000    1,600,000                                                 -                1,595,667        1,595,667
                                            2.07%; 02/02/05
-               1,500,000    1,500,000                                                 -                1,491,979        1,491,979
                                           Household Finance
                                            1.63%; 11/02/04
-               900,000      900,000                                                   -                899,959          899,959
                                            1.65%; 11/04/04
2,000,000       -            2,000,000                                                 1,999,725        -                1,999,725
                                            1.66%; 11/29/04
-               645,000      645,000                                                   -                644,167          644,167
                                            1.71%; 11/30/04
-               1,000,000    1,000,000                                                 -                998,622          998,622
                                            1.73%; 11/16/04
3,000,000       775,000      3,775,000                                                 2,997,837        774,441          3,772,278
                                            1.81%; 11/22/04
2,200,000       -            2,200,000                                                 2,197,677        -                2,197,677
                                            1.86%; 12/09/04
-               1,480,000    1,480,000                                                 -                1,477,094        1,477,094
                                            2.04%; 01/27/05
                950,000      950,000                                                   -                945,317          945,317
                                          FINANCE-INVESTMENT BANKER & BROKER (12.09%)
                                           Bear Stearns
                                            1.79%; 12/10/04
-               1,300,000    1,300,000                                                 -                1,297,479        1,297,479
                                            1.80%; 12/07/04
3,000,000       1,300,000    4,300,000                                                 2,994,600        1,297,660        4,292,260
                                            1.81%; 11/30/04
2,000,000       1,300,000    3,300,000                                                 1,997,084        1,298,105        3,295,189
                                            1.83%; 12/03/04
2,500,000       1,300,000    3,800,000                                                 2,495,933        1,297,885        3,793,818
                                            2.04%; 01/21/05
2,200,000       1,400,000    3,600,000                                                 2,189,902        1,393,574        3,583,476
                                            2.07%; 02/03/05
1,700,000       1,300,000    3,000,000                                                 1,690,812        1,292,974        2,983,786
                                           Citigroup Global Markets Holdings
                                            1.62%; 11/03/04
-               1,075,000    1,075,000                                                 -                1,074,903        1,074,903
                                            1.67%; 12/07/04
-               1,000,000    1,000,000                                                 -                998,330          998,330
                                            1.69%; 11/18/04
-               1,000,000    1,000,000                                                 -                999,202          999,202
                                            1.69%; 11/23/04
2,000,000       1,025,000    3,025,000                                                 1,997,935        1,023,866        3,021,801
                                            1.72%; 11/08/04
1,790,000       -            1,790,000                                                 1,789,401        -                1,789,401
                                            1.76%; 11/04/04
-               1,500,000    1,500,000                                                 -                1,499,780        1,499,780
                                            1.76%; 11/12/04
-               1,200,000    1,200,000                                                 -                1,199,355        1,199,355
                                            1.76%; 11/15/04
4,500,000       -            4,500,000                                                 4,496,920        -                4,496,920
                                            1.79%; 11/17/04
2,335,000       -            2,335,000                                                 2,333,142        -                2,333,142
                                            2.05%; 01/11/05
1,500,000       -            1,500,000                                                 1,493,935        -                1,493,935
                                            2.05%; 01/25/05
-               1,000,000    1,000,000                                                 -                995,160          995,160
                                           Goldman Sachs Group
                                            1.60%; 11/08/04
-               2,975,000    2,975,000                                                 -                2,974,074        2,974,074
                                            1.60%; 11/09/04
-               870,000      870,000                                                   -                869,691          869,691
                                            1.62%; 11/16/04
2,600,000       -            2,600,000                                                 2,598,245        -                2,598,245
                                            1.62%; 11/19/04
2,500,000       900,000      3,400,000                                                 2,497,975        899,271          3,397,246
                                            1.64%; 11/23/04
1,000,000       1,000,000    2,000,000                                                 998,998          998,992          1,997,990
                                           ING U.S. Funding
                                            1.65%; 11/04/04
-               1,100,000    1,100,000                                                 -                1,099,849        1,099,849
                                            1.70%; 11/22/04
-               970,000      970,000                                                   -                969,038          969,038
                                            1.80%; 12/14/04
1,900,000       1,000,000    2,900,000                                                 1,895,926        997,856          2,893,782
                                            1.83%; 11/24/04
2,350,000       -            2,350,000                                                 2,347,253        -                2,347,253
                                            1.83%; 12/01/04
-               1,000,000    1,000,000                                                 -                998,475          998,475
                                            1.84%; 12/15/04
-               1,300,000    1,300,000                                                 -                1,297,076        1,297,076
                                            1.97%; 01/06/05
-               1,525,000    1,525,000                                                 -                1,519,492        1,519,492
                                           Morgan Stanley
                                            1.94%; 12/03/04
-               1,500,000    1,500,000                                                 -                1,497,413        1,497,413
                                            1.95%; 12/07/04
-               1,950,000    1,950,000                                                 -                1,946,198        1,946,198
                                          FINANCE-LEASING COMPANY (1.73%)
                                           International Lease Finance
                                            1.65%; 11/10/04
-               1,000,000    1,000,000                                                 -                999,588          999,588
                                            1.66%; 11/16/04
-               1,100,000    1,100,000                                                 -                1,099,239        1,099,239
                                            1.71%; 11/05/04
2,770,000       -            2,770,000                                                 2,769,474        -                2,769,474
                                            1.89%; 12/09/04
2,200,000       -            2,200,000                                                 2,195,611        -                2,195,611
                                            1.91%; 12/14/04
2,335,000       -            2,335,000                                                 2,329,673        -                2,329,673
                                          FINANCE-MORTGAGE LOAN/BANKER (6.56%)
                                           Federal Home Loan Mortgage
                                            1.51%; 11/01/04
3,000,000       1,000,000    4,000,000                                                 3,000,000        1,000,000        4,000,000
                                            1.60%; 11/04/04
-               900,000      900,000                                                   -                899,880          899,880
                                            1.63%; 12/06/04
475,000         995,000      1,470,000                                                 474,247          993,423          1,467,670
                                            1.68%; 11/23/04
-               1,000,000    1,000,000                                                 -                998,973          998,973
                                            1.86%; 12/14/04
-               2,200,000    2,200,000                                                 -                2,195,112        2,195,112
                                            1.87%; 12/21/04
2,645,000       1,250,000    3,895,000                                                 2,638,130        1,246,754        3,884,884
                                           Federal National Mortgage Association
                                            1.52%; 11/03/04
2,045,000       955,000      3,000,000                                                 2,044,827        954,919          2,999,746
                                            1.58%; 11/03/04
1,100,000       1,100,000    2,200,000                                                 1,099,904        1,099,904        2,199,808
                                            1.67%; 11/17/04
-               1,100,000    1,100,000                                                 -                1,099,184        1,099,184
                                            1.68%; 12/13/04
2,600,000       700,000      3,300,000                                                 2,594,904        698,628          3,293,532
                                            1.70%; 11/17/04
-               1,000,000    1,000,000                                                 -                999,244          999,244
                                            1.81%; 11/24/04
2,600,000       1,300,000    3,900,000                                                 2,596,994        1,298,497        3,895,491
                                            1.81%; 11/24/04
-               1,060,000    1,060,000                                                 -                1,058,862        1,058,862
                                            1.90%; 12/31/04
2,035,000       -            2,035,000                                                 2,028,556        -                2,028,556
                                            1.91%; 12/29/04
-               1,000,000    1,000,000                                                 -                996,923          996,923
                                            1.98%; 01/24/05
2,090,000       1,400,000    3,490,000                                                 2,080,344        1,393,532        3,473,876
                                          FINANCE-OTHER SERVICES (9.15%)
                                           ABN-AMRO North America Finance
                                            2.00%; 01/31/05
2,000,000       -            2,000,000                                                 1,989,383        -                1,989,383
                                          FINANCE-OTHER SERVICES (continued)
                                           Caterpillar Financial Services
                                            1.46%; 11/08/04
2,310,000       -            2,310,000                                                 2,309,344        -                2,309,344
                                           Commoloco
                                            1.68%; 11/08/04
-               1,225,000    1,225,000                                                 -                1,224,600        1,224,600
                                            1.79%; 11/19/04
-               1,305,000    1,305,000                                                 -                1,303,832        1,303,832
                                            1.81%; 12/01/04
-               1,300,000    1,300,000                                                 -                1,298,039        1,298,039
                                            1.82%; 11/22/04
-               1,400,000    1,400,000                                                 -                1,398,514        1,398,514
                                            1.83%; 11/29/04
-               1,300,000    1,300,000                                                 -                1,298,150        1,298,150
                                            1.83%; 12/07/04
1,815,000       -            1,815,000                                                 1,811,570        -                1,811,570
                                            1.90%; 12/10/04
2,200,000       -            2,200,000                                                 2,195,472        -                2,195,472
                                            1.90%; 12/20/04
2,665,000       1,500,000    4,165,000                                                 2,658,108        1,496,121        4,154,229
                                           CRC Funding
                                            1.75%; 12/02/04
-               1,000,000    1,000,000                                                 -                998,493          998,493
                                            1.78%; 12/02/04
-               1,200,000    1,200,000                                                 -                1,198,161        1,198,161
                                            1.97%; 01/10/05
2,300,000       1,100,000    3,400,000                                                 2,291,190        1,095,786        3,386,976
                                            2.00%; 01/19/05
2,400,000       1,400,000    3,800,000                                                 2,389,467        1,393,855        3,783,322
                                            2.03%; 01/06/05
3,000,000       1,400,000    4,400,000                                                 2,988,835        1,394,790        4,383,625
                                            2.05%; 01/20/05
2,700,000       1,400,000    4,100,000                                                 2,687,700        1,393,622        4,081,322
                                            2.08%; 01/06/05
1,340,000       -            1,340,000                                                 1,334,890        -                1,334,890
                                           Private Export Funding
                                            1.68%; 11/18/04
-               990,000      990,000                                                   -                989,214          989,214
                                            1.70%; 12/09/04
1,825,000       700,000      2,525,000                                                 1,821,725        698,744          2,520,469
                                            1.88%; 12/28/04
2,500,000       -            2,500,000                                                 2,492,558        -                2,492,558
                                            2.10%; 03/09/05
2,320,000       1,455,000    3,775,000                                                 2,302,677        1,444,136        3,746,813
                                            2.10%; 04/05/05
1,590,000       -            1,590,000                                                 1,575,624        -                1,575,624
                                          FOOD-MISCELLANEOUS/DIVERSIFIED(0.28%)
                                           Unilever Capital
                                            1.77%; 11/16/04
-               1,500,000    1,500,000                                                 -                1,498,894        1,498,894
                                          INSURANCE BROKERS (1.24%)
                                           Marsh & McLennan
                                            1.81%; 11/23/04
2,830,000       1,500,000    4,330,000                                                 2,826,870        1,498,341        4,325,211
                                            1.89%; 12/21/04
2,400,000       -            2,400,000                                                 2,393,700        -                2,393,700
                                          MEDICAL-DRUGS (0.22%)
                                           Pfizer
                                            1.64%; 11/17/04
-               1,200,000    1,200,000                                                 -                1,199,125        1,199,125
                                          MONEY CENTER BANKS (9.31%)
                                           Bank of America
                                            1.71%; 12/01/04
2,000,000       1,000,000    3,000,000                                                 1,997,150        998,575          2,995,725
                                            1.75%; 12/22/04
2,400,000       1,300,000    3,700,000                                                 2,393,642        1,296,556        3,690,198
                                            1.83%; 12/15/04
1,700,000       1,400,000    3,100,000                                                 1,696,198        1,396,868        3,093,066
                                            1.85%; 12/10/04
2,200,000       1,500,000    3,700,000                                                 2,195,591        1,496,994        3,692,585
                                            2.04%; 02/04/05
2,500,000       -            2,500,000                                                 2,486,542        -                2,486,542
                                            4.00%; 11/01/04
-               1,000,000    1,000,000                                                 -                1,000,000        1,000,000
                                           BNP Paribas Finance
                                            1.80%; 12/02/04
2,000,000       -            2,000,000                                                 1,996,891        -                1,996,891
                                            1.87%; 12/28/04
-               1,200,000    1,200,000                                                 -                1,196,447        1,196,447
                                            1.90%; 12/30/04
2,200,000       -            2,200,000                                                 2,193,164                         2,193,164
                                           Citicorp
                                            1.66%; 11/22/04
-               1,000,000    1,000,000                                                 -                999,032          999,032
                                            1.90%; 12/22/04
-               1,330,000    1,330,000                                                 -                1,326,420        1,326,420
                                            2.04%; 01/25/05
2,900,000       1,400,000    4,300,000                                                 2,886,032        1,395,650        4,281,682
                                           HBOS Treasury Services
                                            1.60%; 11/05/04
2,350,000       -            2,350,000                                                 2,349,582        -                2,349,582
                                            1.63%; 11/09/04
-               1,000,000    1,000,000                                                 -                999,638          999,638
                                            1.69%; 11/09/04
-               1,100,000    1,100,000                                                 -                1,099,587        1,099,587
                                            1.70%; 12/09/04
1,400,000       1,000,000    2,400,000                                                 1,397,488        998,205          2,395,693
                                            1.75%; 12/02/04
2,000,000       -            2,000,000                                                 1,996,986        -                1,996,986
                                            1.83%; 11/30/04
1,965,000       -            1,965,000                                                 1,962,040        -                1,962,040
                                            1.84%; 12/03/04
1,905,000       -            1,905,000                                                 1,901,884        -                1,901,884
                                            1.87%; 12/08/04
-               1,200,000    1,200,000                                                 -                1,197,694        1,197,694
                                            1.88%; 12/14/04
-               1,500,000    1,500,000                                                 -                1,496,631        1,496,631
                                            2.00%; 02/02/05
680,000         -            680,000                                                   676,486          -                676,486
                                            2.03%; 02/01/05
-               1,300,000    1,300,000                                                 -                1,293,256        1,293,256
                                            2.05%; 01/24/05
-               1,400,000    1,400,000                                                 -                1,393,320        1,393,320
                                            2.05%; 02/02/05
2,700,000       -            2,700,000                                                 2,685,701        -                2,685,701
                                          OIL COMPANY-INTEGRATED (1.62%)
                                           Shell Finance
                                            1.77%; 12/06/04
1,590,000       1,400,000    2,990,000                                                 1,587,264        1,397,591        2,984,855
                                            1.78%; 12/08/04
2,000,000       1,205,000    3,205,000                                                 1,996,300        1,202,796        3,199,096
                                            1.97%; 01/28/05
1,335,000       1,265,000    2,600,000                                                 1,328,571        1,258,908        2,587,479
                                          REGIONAL BANKS (0.26%)
                                           Wells Fargo Bank
                                            2.02%; 01/18/05
-               1,400,000    1,400,000                                                 -                1,400,000        1,400,000
                                          RETAIL-DISCOUNT (1.18%)
                                           Wal-Mart Stores
                                            1.59%; 11/02/04
4,300,000       2,100,000    6,400,000                                                 4,299,810        2,099,907        6,399,717
                                          SPECIAL PURPOSE BANKS (1.51%)
                                           KFW International Finance
                                            1.66%; 12/02/04
2,600,000       -            2,600,000                                                 2,596,283                         2,596,283

-               1,500,000    1,500,000      1.75%; 11/01/04                                             1,500,000        1,500,000
                                            1.97%; 01/24/05
2,700,000       1,400,000    4,100,000                                                 2,687,589        1,393,565        4,081,154
                                          SPECIAL PURPOSE ENTITY (10.74%)
                                           Barclays U.S. Funding
                                            1.81%; 12/08/04
-               1,200,000    1,200,000                                                 -                1,197,768        1,197,768
                                            1.92%; 12/20/04
-               1,500,000    1,500,000                                                 -                1,496,080        1,496,080
                                            1.95%; 01/27/05
1,600,000       -            1,600,000                                                 1,592,460        -                1,592,460

-               1,900,000    1,900,000      1.96%; 12/17/04                                             1,895,242        1,895,242
                                            1.96%; 12/27/04
2,000,000       -            2,000,000                                                 1,993,918                         1,993,918
                                           Compass Securitization
                                            1.81%; 12/15/04
-               960,000      960,000                                                   -                957,876          957,876
                                            1.82%; 11/26/04
2,555,000       1,200,000    3,755,000                                                 2,551,771        1,198,483        3,750,254
                                            2.02%; 01/18/05
-               1,620,000    1,620,000                                                 -                1,612,910        1,612,910
                                           Grampian Funding
                                            1.71%; 11/29/04
2,000,000       1,000,000    3,000,000                                                 1,997,340        998,670          2,996,010
                                            1.84%; 12/21/04
1,900,000       1,200,000    3,100,000                                                 1,895,144        1,196,933        3,092,077
                                            1.85%; 12/06/04
5,175,000       -            5,175,000                                                 5,165,692        -                5,165,692
                                            1.89%; 12/23/04
2,000,000       1,200,000    3,200,000                                                 1,994,540        1,196,724        3,191,264

-               1,420,000    1,420,000      2.05%; 01/26/05                                             1,413,046        1,413,046
                                           Ranger Funding
                                            1.72%; 12/01/04
2,100,000       1,100,000    3,200,000                                                 2,096,990        1,098,423        3,195,413
                                            1.81%; 11/18/04
2,400,000       -            2,400,000                                                 2,397,949        -                2,397,949
                                            1.97%; 01/03/05
-               1,400,000    1,400,000                                                 -                1,395,174        1,395,174
                                            1.99%; 01/12/05
2,800,000       1,300,000    4,100,000                                                 2,788,856        1,294,826        4,083,682
                                          Receivables Capital
                                            1.62%; 11/01/04
-               670,000      670,000                                                   -                670,000          670,000
                                          Sheffield Receivables
                                            2.07%; 01/06/05
-               1,500,000    1,500,000                                                 -                1,494,308        1,494,308
                                          Tulip Funding
                                            1.81%; 11/19/04
2,700,000       -            2,700,000                                                 2,697,557        -                2,697,557
                                            1.95%; 01/04/05
-               1,485,000    1,485,000                                                 -                1,479,852        1,479,852
                                           Yorktown Capital
                                            1.81%; 12/13/04
-               1,330,000    1,330,000                                                 -                1,327,191        1,327,191
                                            1.85%; 01/18/05
2,000,000       1,400,000    3,400,000                                                 1,991,333        1,393,933        3,385,266
                                            2.00%; 12/17/04
4,380,000       1,325,000    5,705,000                                                 4,369,646        1,321,868        5,691,514
                                          SUPRANATIONAL BANK (2.26%)
                                           Corp Andina de Fomento
                                            1.77%; 11/09/04
2,000,000       1,200,000    3,200,000                                                 1,999,214        1,199,528        3,198,742
                                            1.78%; 11/12/04
2,000,000       1,000,000    3,000,000                                                 1,998,912        999,456          2,998,368
                                            1.80%; 11/03/04
1,800,000       -            1,800,000                                                 1,799,820        -                1,799,820
                                            1.80%; 11/05/04
2,880,000       -            2,880,000                                                 2,879,424        -                2,879,424
                                            1.91%; 12/16/04
                1,400,000                                                              -                1,396,657        1,396,657
                                          TELEPHONE COMMUNICATION (0.70%)
                                           Telstra
                                            1.95%; 12/30/04
2,600,000       1,190,000    3,790,000                                                 2,591,691        1,186,197        3,777,888
                                          TELEPHONE-INTEGRATED (1.35%)
                                           BellSouth
                                            1.93%; 12/20/04
-               1,400,000    1,400,000                                                 -                1,396,322        1,396,322
                                            1.95%; 12/23/04
2,000,000       -            2,000,000                                                 1,994,367                         1,994,367
                                           SBC Communications
                                            2.04%; 01/10/05
2,400,000       1,500,000    3,900,000                                                 2,390,480        1,494,050        3,884,530
                                                                               -----------------------------------------------------
                                                      TOTAL COMMERCIAL PAPER
                                                                                       307,159,365      221,180,524      528,339,889
                                         BONDS (3.10%)
                                          AEROSPACE & DEFENSE EQUIPMENT (0.43%)
                                           United Technologies
                                            6.63%; 11/15/04
2,000,000       300,000      2,300,000                                                 2,003,844        300,576          2,304,420
                                         FINANCE-INVESTMENT BANKER & BROKER
                                         (0.85%)
                                           Bear Stearns
                                            6.65%; 12/01/04
1,292,000       500,000      1,792,000                                                 1,297,644        502,184          1,799,828
                                          Goldman Sachs Group
                                            7.50%; 01/28/05
-               175,000      175,000                                                   -                177,316          177,316
                                           Lehman Brothers Holdings
                                            7.75%; 01/15/05
2,000,000       600,000      2,600,000                                                 2,026,140        607,842          2,633,982
                                          FINANCE-MORTGAGE LOAN/BANKER (0.29%)
                                           Federal Home Loan Bank
                                            1.66%; 05/16/05
1,300,000       300,000      1,600,000                                                 1,300,000        300,000          1,600,000
                                          FINANCE-OTHER SERVICES (2.06%)
                                           Newcourt Credit Group
                                            6.88%; 02/16/05
1,300,000       500,000      1,800,000                                                 1,320,737        507,976          1,828,713
                                           Verizon Global Funding
                                            1.98%; 12/15/04
4,000,000       -            4,000,000                                                 4,000,000        -                4,000,000
                                          MULTIMEDIA (0.45%)
                                           Gannett
                                            4.95%; 04/01/05
1,900,000       523,000      2,423,000                                                 1,922,636        529,231          2,451,867
                                                                                     -----------------------------------------------
                                                                  TOTAL BONDS         13,871,001       2,925,125       16,796,126
                                                                                     -----------------------------------------------
                                        TOTAL PORTFOLIO INVESTMENTS (100.74%)        321,030,366     224,105,649      545,136,015

                                          Cash, receivables and other assets,
                                           net of liabilities (-0.74%)                 1,380,758      (5,387,837)      (4,007,079)
                                                                                     -----------------------------------------------
                                                   TOTAL NET ASSETS (100.00%)        322,411,124     218,717,812      541,128,936
                                                                                     ===============================================




                                           INVESTMENTS BY SECTOR (UNAUDITED)

          Percentage of Total Value                   Sector                              Value
---------------------------------------------------------------------------------------------------------------------
71.25%          70.71%       71.03%      Financial                  $228,743,789     $158,453,902     $387,197,691
10.36           10.38        10.37       Asset Backed Securities      33,267,109       23,263,754       56,530,863
8.89            9.29          9.06       Government                   28,535,275       20,829,476       49,364,751
2.77            2.06          2.86       Communications                8,899,174        6,696,261        15,595,435
1.71            2.99          1.85       Basic Materials               5,483,723        4,605,800        10,089,523
1.53            1.72          1.63       Energy                        4,912,135        3,996,677        8,908,812
1.52            1.78          1.60       Consumer, Non-cyclical        4,885,507        3,859,295        8,744,802
1.34            0.94          1.17       Consumer, Cyclical            4,299,810        2,099,907        6,399,717
0.63            0.13          0.43       Industrial                    2,003,844          300,577        2,304,421
                                                                    -------------------------------------------------
                                                            TOTAL   $321,030,366     $224,105,649     $545,136,015
                                                                    =================================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                           PRINCIPAL                                       COMBINED
                         INTERNATIONAL    INTERNATIONAL                 INTERNATIONAL
                            EMERGING        EMERGING                       EMERGING
                            MARKETS          MARKETS      PRO FORMA        MARKETS
                           FUND, INC.         FUND       ADJUSTMENTS         FUND
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..  $ 37,571,539      $ 31,670,456   $      --     $ 69,241,995
                        ============      ============   =========     ============
FOREIGN CURRENCY--AT
 COST ................  $    623,552      $    497,789   $      --     $  1,121,341
                        ============      ============   =========     ============
ASSETS
Investment in
 securities--at value.  $43,928,742/(c)/  $ 35,730,678   $      --     $79,659,420/(c)/
Foreign currency--at
 value................       626,739           499,573          --        1,126,312
Cash..................        17,487           129,365          --          146,852
Receivables:
 Capital Shares sold..         2,422            75,506          --           77,928
 Dividends and
  interest............        80,055            56,768          --          136,823
 Investment securities
  sold................       601,534           475,788          --        1,077,322
Other assets..........           215                --          --              215
                        ------------      ------------   ---------     ------------
          Total Assets    45,257,194        36,967,678          --       82,224,872
LIABILITIES
Accrued management and
 investment advisory
 fees.................        10,422             9,183          --           19,605
Accrued administrative
 service fees.........            --               280          --              280
Accrued distribution
 fees.................         2,830             2,713          --            5,543
Accrued directors'
 expense..............             3                --          --                3
Accrued service fees..            --               343          --              343
Accrued transfer and
 administrative fees..        29,458            15,422          --           44,880
Accrued other expenses        41,187             4,848          --           46,035
Payables:
 Capital Shares
  reacquired..........        51,577                --          --           51,577
 Indebtedness.........       217,000                --          --          217,000
 Investment securities
  purchased...........       702,923           891,901          --        1,594,824
Collateral obligation
 on securities loaned,
 at value.............       250,000                --          --          250,000
                        ------------      ------------   ---------     ------------
     Total Liabilities     1,305,400           924,690          --        2,230,090
                        ------------      ------------   ---------     ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES  $ 43,951,794      $ 36,042,988   $      --     $ 79,994,782
                        ============      ============   =========     ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......  $ 34,969,354      $ 29,404,704   $      --     $ 64,374,058
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).     2,625,527         2,577,150          --        5,202,677
Net unrealized
 appreciation
 (depreciation) of
 investments..........     6,357,203         4,060,222          --       10,417,425
Net unrealized
 appreciation
 (depreciation) on
 translation of assets
 and liabilities in
 foreign currencies...          (290)              912          --              622
                        ------------      ------------   ---------     ------------
      Total Net Assets  $ 43,951,794      $ 36,042,988   $      --     $ 79,994,782
                        ============      ============   =========     ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....   100,000,000       225,000,000          --      225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........           N/A      $  3,142,557         N/A     $  3,142,557
  Shares issued and
 outstanding..........                         208,213                      208,213
  Net asset value per
 share................                    $      15.09                 $      15.09
                                          ============                 ============

Advisors Select: Net
 Assets...............           N/A      $  1,928,447         N/A     $  1,928,447
  Shares issued and
 outstanding..........                         128,165                      128,165
  Net asset value per
 share................                    $      15.05                 $      15.05
                                          ============                 ============

Class A: Net Assets...  $ 37,803,720               N/A          --     $ 37,803,720
  Shares issued and
 outstanding..........     3,173,817                      (680,168)       2,493,649
  Net asset value per
 share................  $      11.91                            --     $      15.16
  Maximum offering
 price per share /(a)/  $      12.64                            --     $      16.08
                        ============                            ==     ============

Class B: Net Assets...  $  6,148,074               N/A          --     $  6,148,074
  Shares issued and
 outstanding..........       541,202                      (135,656)         405,546
  Net asset value per
 share /(b)/..........  $      11.36                            --     $      15.16
                        ============                            ==     ============

Class J: Net Assets...           N/A      $ 25,631,162         N/A     $ 25,631,162
  Shares issued and
 outstanding..........                       1,719,930                    1,719,930
  Net asset value per
 share /(b)/..........                    $      14.90                 $      14.90
                                          ============                 ============

Institutional: Net
 Assets...............           N/A      $     14,646         N/A     $     14,646
  Shares issued and
 outstanding..........                             966                          966
  Net asset value per
 share................                    $      15.16                 $      15.16
                                          ============                 ============

Preferred: Net Assets.           N/A      $  3,430,030         N/A     $  3,430,030
  Shares issued and
 outstanding..........                         226,056                      226,056
  Net asset value per
 share................                    $      15.17                 $      15.17
                                          ============                 ============

Select: Net Assets....           N/A      $  1,896,146         N/A     $  1,896,146
  Shares issued and
 outstanding..........                         125,109                      125,109
  Net asset value per
 share................                    $      15.16                 $      15.16
                                          ============                 ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                            STATEMENTS OF OPERATIONS

                    YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                          PRINCIPAL                                          COMBINED
                         INTERNATIONAL  INTERNATIONAL                      INTERNATIONAL
                           EMERGING       EMERGING                           EMERGING
                            MARKETS        MARKETS         PRO FORMA          MARKETS
                          FUND, INC.         FUND      ADJUSTMENTS /(A)/        FUND
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............   $ 1,155,332     $  727,432       $      --        $ 1,882,764
 Withholding tax on
  foreign dividends...      (122,573)       (74,186)             --           (196,759)
 Interest.............           249          9,051              --              9,300
 Securities lending...        12,877             --              --             12,877
                         -----------     ----------       ---------        -----------
          Total Income     1,045,885        662,297              --          1,708,182
Expenses:
 Management and
  investment advisory
  fees................       499,421        357,526          39,619            896,566
 Distribution fees -
  Advisors Preferred..            --          6,899              --              6,899
 Distribution fees -
  Advisors Select.....            --          5,325              --              5,325
 Distribution fees -
  Class A.............        79,579             --              --             79,579
 Distribution fees -
  Class B.............        67,420             --              --             67,420
 Distribution fees -
  Class J.............            --         85,997              --             85,997
 Distribution fees -
  Select..............            --          1,761              --              1,761
 Administrative
  service fees -
  Advisors Preferred..            --          4,139              --              4,139
 Administrative
  service fees -
  Advisors Select.....            --          3,550              --              3,550
 Administrative
  service fees -
  Preferred...........            --          3,273              --              3,273
 Administrative
  service fees -
  Select..............            --          2,289              --              2,289
 Registration fees -
  Class A.............         8,527             --              --              8,527
 Registration fees -
  Class B.............         7,337             --              --              7,337
 Registration fees -
  Class J.............            --         10,919              --             10,919
 Service fees -
  Advisors Preferred..            --          4,691              --              4,691
 Service fees -
  Advisors Select.....            --          4,437              --              4,437
 Service fees -
  Preferred...........            --          4,463              --              4,463
 Service fees - Select            --          2,641              --              2,641
 Shareholder reports -
  Class A.............         5,316             --              --              5,316
 Shareholder reports -
  Class B.............         1,729             --              --              1,729
 Shareholder reports -
  Class J.............            --          6,801              --              6,801
 Transfer and
  administrative fees
  - Class A...........        29,362             --              --             29,362
 Transfer and
  administrative fees
  - Class B...........        10,154             --              --             10,154
 Transfer and
  administrative fees
  - Class J...........            --         76,985              --             76,985
 Auditing and legal
  fees................         9,875             --          (9,875)                --
 Custodian fees.......       118,392             --        (118,392)                --
 Directors' expenses..         1,408             --          (1,408)                --
 Registration fees....        24,377             --              --             24,377
 Transfer and
  administrative fees.       121,787             --             521            122,308
 Other expenses.......         3,408             --          (3,408)                --
 Other expenses -
  Class J.............            --            198              --                198
                         -----------     ----------       ---------        -----------
  Total Gross Expenses       988,092        581,894         (92,943)         1,477,043
 Less: Fees paid
  indirectly..........         8,423          1,931          (4,462)             5,892
                         -----------     ----------       ---------        -----------
    Total Net Expenses       979,669        579,963         (88,481)         1,471,151
                         -----------     ----------       ---------        -----------
 Net Investment Income
      (Operating Loss)        66,216         82,334          88,481            237,031

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........     7,899,968      3,361,475              --         11,261,443
 Foreign currency
  transactions........       (87,911)       (48,935)             --           (136,846)
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........    (1,903,719)       145,798              --         (1,757,921)
 Translation of assets
  and liabilities in
  foreign currencies...         4,688          2,475              --              7,163
                          -----------     ----------       ---------        -----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies     5,913,026      3,460,813              --          9,373,839
                          -----------     ----------       ---------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   $ 5,979,242     $3,543,147       $  88,481        $ 9,610,870
                          ===========     ==========       =========        ===========



/(a) /Reflects estimated expenses based on larger net assets, greater economies of scale and elimination of duplicative services.
See accompanying notes.

                                                    SCHEDULE OF INVESTMENTS

                                                        October 31, 2004

                                                          (unaudited)

                 Principal Amount or Number of Shares                                                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
   Principal                                                                            Principal
 International   International                                                        International   International
   Emerging        Emerging                                                             Emerging        Emerging
 Markets Fund,      Markets                                                           Markets Fund,      Markets
     Inc.            Fund           Combined                                              Inc.            Fund       Combined
------------------------------------------------------------------------------------------------------------------------------------

                                                 COMMON STOCKS (91.49%)


                                             AGRICULTURAL OPERATIONS (0.91%)


    165,677                          292,474  IOI Berhad                               $414,192        $316,993       $731,185
                    126,797


                                             APPLICATIONS SOFTWARE (0.63%)


      6,624                           12,011  Infosys Technologies                      278,364                        504,745
                      5,387                                                                             226,381


                                             APPLICATIONS SOFTWAREN (0.28%)


      5,085                            8,887  TATA Consultancy Services (1)             129,392                        226,137
                      3,802                                                                              96,745


                                             AUTO-CARS & LIGHT TRUCKS (0.77%)


      7,180                           12,720  Hyundai Motor                             348,257                        616,968
                      5,540                                                                             268,711


                                             AUTO/TRUCK PARTS & EQUIPMENT-
                                             REPLACEMENT (0.00%)                              0


                                           5 Hyundai Mobis                                                                 256
          -               5                                                                   -             256


                                             BICYCLE MANUFACTURING (0.03%)


      7,000                           19,000  Giant Manufacturing                        10,184                         27,642
                     12,000                                                                              17,458


                                             BREWERY (0.52%)


      6,240                           11,240  Efes Breweries International (1)          173,160                        311,910
                      5,000                                                                             138,750


      3,346                            6,184  Quilmes Industrial                         54,741                        101,171
                      2,838                                                                              46,430


                                             BUILDING PRODUCTS-CEMENT &
                                             AGGREGATE (0.70%)


     42,469                           74,492  Gujarat Ambuja Cements Ltd. (1)           320,121                        561,502
                     32,023                                                                             241,381


                                             BUILDING-HEAVY CONSTRUCTION (0.46%)


    159,956                          296,793  IJM                                       197,840                        367,086
                    136,837                                                                             169,246


                                             BUILDING-RESIDENTIAL &
                                             COMMERCIAL (1.76%)


    192,743                          345,980  Corporacion GEO (1)                       300,828                        539,996
                    153,237                                                                             239,168


     36,680                           64,547  Hyundai Development                       491,469                        864,855
                     27,867                                                                             373,386


                                             CELLULAR TELECOMMUNICATIONS (5.74%)


     90,174                          169,190  Advanced Info Service Public (2) (3)      205,315                        385,225
                     79,016                                                                             179,910


    351,695                          629,629  America Telecom (1)                       853,869                      1,528,656
                    277,934                                                                             674,787


    458,700                          844,500  Far EasTone Telecommunications            490,214                        902,519
                    385,800                                                                             412,305


    222,196                          386,559  Maxis Communications                      502,865                        874,845
                    164,363                                                                             371,980


      4,416                            7,919  Vimpel Communications (1)                 503,424                        902,766
                      3,503                                                                             399,342


                                             CIRCUIT BOARDS (0.55%)


    373,000                          674,000  Unimicron Technology                      241,185                        435,815
                    301,000                                                                             194,630


                                             COAL (0.51%)


    144,132                          308,381  Yanzhou Coal Mining                       189,808                        406,108
                    164,249                                                                             216,300


                                             COMMERCIAL BANKS (14.00%)


     68,519                          123,519  ABSA Group                                745,558                      1,344,015
                     55,000                                                                             598,457


     52,137                           92,137  Banco do Brasil                           522,100                        922,660
                     40,000                                                                             400,560


    260,609                          470,328  Bank Leumi Le-Israel                      543,600                        981,050
                    209,719                                                                             437,450


  2,362,542                        4,264,204  Bank Rakyat                               506,259                        913,758
                  1,901,662                                                                             407,499


     19,027                           34,420  BBVA Banco Frances                        123,676                        223,730
                     15,393                                                                             100,054


    291,390                          539,489  Chinatrust Financial Holding              332,344                        615,313
                    248,099                                                                             282,969


      8,194                           14,001  CorpBanca (2) (3)                         216,772                        370,396
                      5,807                                                                             153,624


     16,162                           29,494  Credicorp                                 232,733                        424,714
                     13,332                                                                             191,981


     73,610                          133,010  Daegu Bank                                440,542                        796,040
                     59,400                                                                             355,498


      3,811                            6,736  E.Sun Financial Holding (1) (2)            65,028                        114,938
                      2,925                                                                              49,910


    419,000                          740,000  E.Sun Financial Holding                   285,981                        505,074
                    321,000                                                                             219,093


    178,196                          314,793  EON Capital                               281,362                        497,041
                    136,597                                                                             215,679


     15,670                           28,220  Hana Bank                                 391,225                        704,555
                     12,550                                                                             313,330


     24,308                           44,290  Hansabank                                 244,276                        445,079
                     19,982                                                                             200,803


     12,687                           22,465  OTP Bank                                  319,763                        566,207
                      9,778                                                                             246,444


154,646,091                      268,121,043  Turkiye Garanti Bankasi (1)               413,229                        716,445
                113,474,952                                                                             303,216


141,594,083                      256,514,412  Turkiye Is Bankasi                        585,774                      1,061,199
                114,920,329                                                                             475,425


                                             COMPUTERS (0.87%)


     94,000                          168,000  High Tech Computer                        391,139                        699,057
                     74,000                                                                             307,918


                                             COMPUTERS-PERIPHERAL EQUIPMENT (0.81%)


    407,000                          723,800  Lite-On Technology                        363,077                        645,689
                    316,800                                                                             282,612


                                             COSMETICS & TOILETRIES (0.22%)


        490                              880  Pacific                                    95,855                        172,148
                        390                                                                              76,293


                                             DIVERSIFIED FINANCIAL SERVICES (1.27%)


    127,013                          225,578  RMB Holdings                              387,794                        688,731
                     98,565                                                                             300,937


      9,214                           16,591  Shinhan Financial Group                   181,482                        326,782
                      7,377                                                                             145,300


                                             DIVERSIFIED MANUFACTURING
                                             OPERATIONS (0.84%)


     26,520                           47,770  Cheil Industries                          374,289                        674,200
                     21,250                                                                             299,911


                                             DIVERSIFIED MINERALS (3.13%)


     45,498                           82,098  Anglo American                            989,392                      1,785,290
                     36,600                                                                             795,898


     22,003                           39,483  Antofagasta                               402,355                        722,000
                     17,480                                                                             319,645


                                             DIVERSIFIED OPERATIONS (3.80%)


    116,705                          208,839  Alfa                                      453,857                        812,159
                     92,134                                                                             358,302


     27,942                           50,827  Barloworld                                388,216                        706,172
                     22,885                                                                             317,956


    174,266                          318,117 China Merchants Holdings International     257,478                        470,019
                    143,851                  (4)                                                        212,541


     79,980                          137,966  Citic Pacific                             204,487                        352,741
                     57,986                                                                             148,254


     26,868                           47,222  Imperial Holdings (1)                     399,475                        702,099
                     20,354                                                                             302,624


                                             ELECTRIC PRODUCTS-MISCELLANEOUS (0.36%)


      3,022                            5,061  LG Electronics                            170,603                        285,712
                      2,039                                                                             115,109


                                             ELECTRIC-GENERATION (0.57%)


    121,800                          212,800  Electricity Generating                    195,758                        342,014
                     91,000                                                                             146,256


     83,500                           83,500  National Thermal Power (1) (3)            114,119                        114,119
                          -                                                                                   -


                                             ELECTRONIC COMPONENTS-
                                             MISCELLANEOUS (5.18%)


      5,400                            9,653  Samsung Electronics                     2,119,964                      3,789,632
                      4,253                                                                           1,669,668


      2,150                            3,950  Samsung SDI                               193,971                        356,365
                      1,800                                                                             162,394


                                             ELECTRONIC COMPONENTS-
                                             SEMICONDUCTOR (1.16%)


     44,750                           81,480  Hynix Semiconductor (1)                   507,660                        924,338
                     36,730                                                                             416,678


                                             FINANCE-OTHER SERVICES (0.95%)


    455,000                          803,000  Fubon Financial Holding                   429,053                        757,207
                    348,000                                                                             328,154


                                             FOOD-MISCELLANEOUS/DIVERSIFIED (0.47%)


     44,296                           73,093  Global Bio-Chem Technology Group
                                              - warrants                                  3,073                          5,071
                     28,797                  (1)                                                          1,998


     14,070                           26,358  Tiger Brands                              198,111                        371,131
                     12,288                                                                             173,020


                                             FOOD-RETAIL (0.53%)


      7,832                           15,212  Cencosud (1) (2)                          174,044                        338,044
                      7,380                                                                             164,000


     14,070                           26,358  SPAR Group (1)                             47,300                         88,609
                     12,288                                                                              41,309


                                             FOOTWEAR & RELATED APPAREL (0.57%)


     20,628                           37,392  Grendene (1)                              249,977                        453,129
                     16,764                                                                             203,152


                                             GAS-DISTRIBUTION (1.74%)


      7,360                           13,310  Korea Gas                                 224,186                        405,423
                      5,950                                                                             181,237


     14,626                           26,415  OAO Gazprom (2)(3)                        545,988                        986,072
                     11,789                                                                             440,084


                                             HOME FURNISHINGS (0.89%)


     76,100                          136,600  Lewis Group (1)                           394,867                        708,789
                     60,500                                                                             313,922


                                             HOUSEWARES (0.78%)


140,614,000                      254,370,000  Turk Sise ve Cam Fabrikalari              343,310                        621,046
                113,756,000                                                                             277,736


                                             IMPORT & EXPORT (0.65%)


    507,257                          931,869  Testrite International                    282,442                        518,867
                    424,612                                                                             236,425


                                             INTERNET SECURITY (1.03%)


     19,930                           36,502  Check Point Software Technologies  (1)    450,837                        825,712
                     16,572                                                                             374,875


                                             LIFE & HEALTH INSURANCE (0.65%)


    200,095                          359,935  New Africa Capital                        287,591                        517,325
                    159,840                                                                             229,734


                                             NON-FERROUS METALS (1.14%)


    122,358                          222,270  Grupo Mexico (1)                          503,957                        915,465
                     99,912                                                                             411,508


                                             OIL COMPANY-EXPLORATION &
                                             PRODUCTION (1.67%)


     15,217                           28,350  Oil & Natural Gas                         264,373                        492,540
                     13,133                                                                             228,167


    118,316                          202,852  PTT Public (3)                            489,802                        839,762
                     84,536                                                                             349,960


                                             OIL COMPANY-INTEGRATED (9.72%)


  1,738,058                        3,097,975  China Petroleum & Chemical                658,744                      1,174,169
                  1,359,917                                                                             515,425


      7,250                           13,143  LUKOIL                                    906,250                      1,642,875
                      5,893                                                                             736,625


      5,997                           11,313  MOL Magyar Olaj-es Gazipari               334,575                        631,156
                      5,316                                                                             296,581


  1,134,992                        1,915,651  PetroChina                                594,225                      1,002,939
                    780,659                                                                             408,714


     30,932                           55,719  Petroleo Brasileiro                     1,098,395                      1,978,581
                     24,787                                                                             880,186


     23,220                           41,005  Sasol                                     458,178                        809,112
                     17,785                                                                             350,934


      7,900                           13,600  Surgutneftegaz                            312,050                        537,200
                      5,700                                                                             225,150


                                             OIL REFINING & MARKETING (1.56%)


     52,520                           92,557  Polski Koncern Naftowy Orlen              565,570                        996,715
                     40,037                                                                             431,145


    141,000                          254,300  Thai Oil Public (1) (3)                   139,060                        250,801
                    113,300                                                                             111,741


                                             OIL-FIELD SERVICES (0.91%)


      9,396                           16,273  Tenaris                                   420,659                        728,542
                      6,877                                                                             307,883


                                             PAPER & RELATED PRODUCTS (0.51%)


     75,115                          135,933  Kimberly-Clark de Mexico                  224,770                        406,759
                     60,818                                                                             181,989


                                             PETROCHEMICALS (2.00%)


     14,610                           26,670  Honam Petrochemical                       571,611                      1,043,454
                     12,060                                                                             471,843


    831,210                        1,584,753  SINOPEC Shanghai Petrochemical            291,010                        554,828
                    753,543                                                                             263,818


                                             REAL ESTATE OPERATOR & DEVELOPER (1.05%)


     10,280                           18,395  IRSA Inversiones y  Representaciones       97,763                        174,937
                      8,115                  (1)                                                         77,174


    196,242                          345,030  Kerry Properties                          378,193                        664,934
                    148,788                                                                             286,741


                                             RETAIL-APPAREL & SHOE (1.78%)


     23,158                           41,009  Edgars Consolidated Stores                804,842                      1,425,242
                     17,851                                                                             620,400


                                             RETAIL-AUTOMOBILE (0.63%)


    311,427                          584,452  Astra International                       268,649                        504,171
                    273,025                                                                             235,522


                                             RETAIL-DISCOUNT (0.52%)


    199,560                          384,330  Siam Makro (3)                            216,253                        416,479
                    184,770                                                                             200,226


                                             RETAIL-HYPERMARKETS (0.73%)


    102,922                          182,986  Organizacion Soriana                      330,289                        587,224
                     80,064                                                                             256,935


                                             RETAIL-MISCELLANEOUS/DIVERSIFIED (0.57%)


     36,856                           65,652  Massmart Holdings                         256,181                        456,338
                     28,796                                                                             200,157


                                             RUBBER & PLASTIC PRODUCTS (0.22%)


     36,000                           64,000  Taiwan Green Point Enterprises             99,147                        176,261
                     28,000                                                                              77,114


                                             SEMICONDUCTOR COMPONENT-INTEGRATED
                                             CIRCUITS (1.38%)


    152,000                          269,000  Realtek Semiconductor                     151,522                        268,154
                    117,000                                                                             116,632


    364,097                          635,494  Taiwan Semiconductor                      477,397                        833,248
                    271,397                  Manufacturing                                              355,851


                                             SHIP BUILDING (0.81%)


     65,950                          119,830  Samsung Heavy Industries                  356,996                        648,655
                     53,880                                                                             291,659


                                             STEEL PRODUCERS (3.61%)


      5,325                            9,611  Cherepovets MK Severstal (1) (3)          213,370                        385,108
                      4,286                                                                             171,738


    219,000                          383,000  China Steel                               220,278                        385,235
                    164,000                                                                             164,957


     55,465                          100,233  Iscor                                     486,417                        879,023
                     44,768                                                                             392,606


     12,679                           22,966  POSCO                                     474,068                        858,699
                     10,287                                                                             384,631


     34,103                           60,161  Tata Iron & Steel                         216,240                        381,469
                     26,058                                                                             165,229


                                             TELECOMMUNICATION SERVICES (3.83%)


    698,204                        1,296,326  China Telecom                             224,261                        416,375
                    598,122                                                                             192,114


     87,829                          157,691  Mahanagar Telephone Nigam                 266,982                        479,348
                     69,862                                                                             212,366


     32,096                           56,934  SK Telecom                                633,254                      1,123,308
                     24,838                                                                             490,054


     74,100                          137,200  Telekom Malaysia                          224,250                        415,210
                     63,100                                                                             190,960


    742,000                        1,318,000  Telekomunikasi Indonesia                  354,692                        630,033
                    576,000                                                                             275,341


                                             TELEPHONE-INTEGRATED (2.19%)


    185,497                          334,190  Carso Global Telecom (1)                  285,498                        514,351
                    148,693                                                                             228,853


     27,143                           49,751   Philippine Long Distance Telephone       677,009                      1,240,904
                     22,608                  (1)                                                        563,895


                                             TOBACCO (0.19%)


      2,850                            5,610  Korea Tobacco & Ginseng                    78,919                        155,346
                      2,760                                                                              76,427


                                             TRANSPORT-MARINE (1.96%)


    228,983                          501,649  China Shipping Development (4)            191,226                        418,932
                    272,666                                                                             227,706


        657                            1,165  Evergreen Marine                              566                          1,004
                        508                                                                                 438


     61,442                          110,600  Malaysia International Shipping           215,047                        387,100
                     49,158                                                                             172,053


    429,950                          788,850  Wan Hai Lines                             413,154                        758,033
                    358,900                                                                             344,879


                                             WIRELESS EQUIPMENT (1.18%)


    218,827                          401,077  Gemtek Technology                         514,232                        942,510
                    182,250                                                                             428,278


                                                             TOTAL COMMON STOCKS     40,737,124                     73,189,822
                                                                                                     32,452,698


                                             PREFERRED STOCKS (6.67%)


                                             AIRLINES (0.79%)


     33,195                           61,096  Gol Linhas Aereas Inteligentes            342,876                        631,069
                     27,901                  (1)                                                        288,193


                                             COMMERCIAL BANKS (1.03%)


      7,562                           13,603  Banco Bradesco                            457,268                        822,563
                      6,041                                                                             365,295


                                             DIVERSIFIED MINERALS (1.78%)


  1,276,434                        2,394,017  Caemi Mineracao e Metalurgica (1)         764,251                      1,433,392
                  1,117,583                                                                             669,141


                                             FOOD-MEAT PRODUCTS (0.94%)


    232,667                          413,477  Sadia                                     421,179                        748,486
                    180,810                                                                             327,307


                                             MACHINERY-GENERAL INDUSTRY (0.72%)


    123,028                          217,759  WEG                                       319,632                        565,747
                     94,731                                                                             246,115


                                             PETROCHEMICALS (0.44%)


  5,325,790                        9,514,211  Braskem                                   195,801                        349,787
                  4,188,421                                                                             153,986


                                             STEEL PRODUCERS (0.97%)


  5,283,248                        9,573,426  Cia Siderurgica de Tubarao                213,291                        386,490
                  4,290,178                                                                             173,199


     15,011                           25,960  Usinas Siderurgicas de Minas              227,320                        393,127
                     10,949                  Gerais                                                     165,807


                                                          TOTAL PREFERRED STOCKS      2,941,618                      5,330,661
                                                                                                      2,389,043


                                             COMMERCIAL PAPER (1.11%)

                                             FINANCE-MORTGAGE LOAN/BANKER (1.11%)
                                     888,937  Investment in Joint Trading Account;
                                              Federal Home Loan Bank                                                   888,937
          -         888,937                  1.69%; 11/01/04                                  -         888,937


                                                          TOTAL COMMERCIAL PAPER                                       888,937
                                                                                              -         888,937
                                             REPURCHASE AGREEMENTS (0.31%)
                                              Washington Mutual Capital; 1.95%;
                                              dated 10/29/04 maturing 11/01/04
                                     250,041  (collateralized by U.S.Government
                                              Agency Securities; $255,000;                                             250,000
    250,041               -                  08/01/19 - 11/01/34) (5)                   250,000               -


                                                     TOTAL REPURCHASE AGREEMENTS                                       250,000
                                                                                        250,000               -

                                            TOTAL PORTFOLIO INVESTMENTS (99.58%)     43,928,742                     79,659,420
                                                                                                     35,730,678

                                            Cash, receivables and other assets,
                                              net of liabilities (0.42%)                 23,052         312,310        335,362

                                                      TOTAL NET ASSETS (100.00%)    $43,951,794     $36,042,988    $79,994,782
                                                                                   ===============================================

(1)  Non-income producing security.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,194,675 or 2.74% of net assets.
(3) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled 3,747,962 or 4.69% of net assets
(4)  Security or a portion of the security was on loan at the end of the period
(5)  Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows.

                               Unrealized Appreciation                                  $6,784,451    $4,430,475      $11,214,926
                               Unrealized Depreciation                                   (459,519)      (397,001)        (856,520)
                                                                                     ---------------------------------------------
                               Net Unrealized Appreciation (Depreciation)                6,324,932     4,033,474       10,358,406
                               Cost for federal income tax purposes                    $37,603,810   $31,697,204      $69,301,014


                                                INVESTMENTS BY COUNTRY (UNAUDITED)

                    Percentage of Total Value         Country                                             Value
------------------------------------------------------------------------------------------------------------------------------------
      1.36%           1.27%            1.32%     Argentina                                 $599,075        $454,367   $1,053,442
      10.95           10.84            10.90     Brazil                                   4,812,090       3,872,941    8,685,031
       0.89            0.89             0.89     Chilie                                     390,817         317,624      708,441
       3.95            3.96             3.96     China                                    1,735,206       1,415,664    3,150,870
       2.86            2.96             2.91     Hong Kong                                1,257,301       1,057,948    2,315,249
       1.49            1.52             1.50     Hungary                                    654,337         543,026    1,197,363
       3.62            3.27             3.46     India                                    1,589,590       1,170,268    2,759,858
       2.57            2.57             2.57     Indonesia                                1,129,600         918,361    2,047,961
       2.26            2.27             2.27     Israel                                     994,437         812,325    1,806,762
      17.42           17.05            17.26     Korea                                    7,654,350       6,092,384   13,746,734
       4.18            4.02             4.11     Malaysia                                 1,835,556       1,436,911    3,272,467
       6.72            6.58             6.66     Mexico                                   2,953,068       2,351,542    5,304,610
       0.39            0.39             0.39     Netherlands                                173,160         138,750      311,910
       0.53            0.54             0.53     Peru                                       232,733         191,981      424,714
       1.54            1.58             1.56     Philippines                                677,009         563,896    1,240,905
       1.29            1.21             1.25     Poland                                     565,570         431,145      996,715
       3.59            3.46             3.53     Russia                                   1,574,833       1,236,313    2,811,146
      11.05           10.75            10.92     South Africa                             4,854,529       3,842,057    8,696,586
       0.56            0.56             0.56     Spain                                      244,276         200,803      445,079
      10.85           10.69            10.78     Taiwan                                   4,766,944       3,819,624    8,586,568
       2.84            2.77             2.80     Thailand                                 1,246,188         988,093    2,234,281
       3.06            2.96             3.01     Turkey                                   1,342,313       1,056,376    2,398,689
       3.17            3.12             3.15     United Kingdom                           1,391,747       1,115,543    2,507,290
       2.86            4.77             3.71     United States                            1,254,013       1,702,736    2,956,749
                                                                       TOTAL            $43,928,742     $35,730,678  $79,659,420
                                                                                     =============================================

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

See accompanying notes.

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUNDS

Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government Securities Fund, High Quality Short-Term Bond Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners MidCap Growth Fund, Real Estate Securities Fund and SmallCap Blend Fund (the "Acquiring Funds"), are series of Principal Investors Fund, Inc. (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.


2. BASIS OF COMBINATION

On February 24, 2005, the Board of Directors of Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc. Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc. and Principal SmallCap Fund, Inc. (the "Acquired Funds") each approved an Agreement and Plan of Reorganization whereby, subject to approval by the shareholders of each Acquired Fund, Principal Investors Fund, Inc. will acquire all the assets of each Acquired Fund subject to the liabilities of such Acquired Fund, in exchange for a number of shares equal to the pro rata net assets of shares of the Acquiring Funds (the "Reorganization"), as set forth below.

 ACQUIRED FUND                                  ACQUIRING FUND
 Principal Balanced Fund, Inc.                  Disciplined LargeCap Blend Fund
 Principal Bond Fund, Inc.                      Bond & Mortgage Securities Fund
 Principal Capital Value Fund, Inc.             LargeCap Value Fund
 Principal Cash Management Fund, Inc.           Money Market Fund
 Principal Government Securities Income Fund,   Government Securities Fund
 Inc.
 Principal Growth Fund, Inc.                    LargeCap Growth Fund
 Principal International Emerging Markets       International Emerging Markets
 Fund, Inc.                                     Fund
 Principal International Fund, Inc.             Diversified International Fund
 Principal International SmallCap Fund, Inc.    Diversified International Fund
 Principal LargeCap Stock Index Fund, Inc.      LargeCap S&P 500 Index Fund
 Principal Limited Term Bond Fund, Inc.         High Quality Short-Term Bond
                                                Fund
 Principal MidCap Fund, Inc.                    MidCap Blend Fund
 Principal Partners Blue Chip Fund, Inc.        Partners LargeCap Blend Fund I
 Principal Partners LargeCap Blend Fund, Inc.   Partners LargeCap Blend Fund
 Principal Partners MidCap Growth Fund, Inc.    Partners MidCap Growth Fund
 Principal Real Estate Securities Fund, Inc.    Real Estate Securities Fund
 Principal SmallCap Fund, Inc.                  SmallCap Blend Fund


The Reorganization will be accounted for as a tax-free reorganization of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at October 31, 2004. The unaudited pro forma schedules of investments and statements of assets and liabilities reflect the financial position of the Acquired Funds and the Acquiring Funds at October 31, 2004. The unaudited pro forma statements of operations reflect the results of operations of the Acquired Funds and the Acquiring Funds for the twelve months ended October 31, 2004. The statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for the Acquired Funds and the Acquiring Funds under U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Funds for pre-combination periods will not be restated.

The pro forma schedules of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.


3. SECURITY VALUATION

The Acquired and Acquiring Funds (with the exception of Principal Cash Management Fund, Inc. and Money Market Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by each Fund's Board of Directors.

                                  (UNAUDITED)
 -------------------------------------------------------------------------------
3. SECURITY VALUATION (CONTINUED)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the fund's net asset value are ordinarily not reflected in the fund's net asset value. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the fund's net asset value are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by Principal Management Corporation under procedures established and periodically reviewed by each Fund's Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each fund invests in foreign securities listed on foreign exchanges which trade on days on which the fund does not determine its net asset value, for example weekends and other customary national U.S. holidays, each fund's net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by each Fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Principal Cash Management Fund, Inc. and Money Market Fund value their securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.


4. CAPITAL SHARES

The pro forma net asset value per share assumes issuance of shares of the Acquiring Funds that would have been issued at October 31, 2004, in connection with the Reorganization. The number of shares assumed to be issued is equal to the net assets of the Acquired Funds, as of October 31, 2004, divided by the net asset value per share of the Acquiring Funds as of October 31, 2004. The pro forma number of shares outstanding, by class, for the combined fund can be found on the statements of assets and liabilities.


5. PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the Reorganization had taken place on October 31, 2004. The expenses of the Acquired Funds were adjusted assuming the fee structure of the Acquiring Funds was in effect for the twelve months ended October 31, 2004.


6. DISTRIBUTIONS

No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Acquired Funds will distribute substantially all of their net investment income and any realized gains prior to the reorganization date.


7.  SUBSEQUENT EVENTS

Effective November 1, 2004, initial purchases of Advisors Signature shares of the Acquiring Funds were made by Principal Life Insurance Company. The pro forma financial statements do not reflect the addition of Advisors Signature shares.

                                  (UNAUDITED)
 -------------------------------------------------------------------------------
7.  SUBSEQUENT EVENTS (CONTINUED)

Effective January 1, 2005, certain of the Acquiring Funds implemented management and investment advisory fee schedules as follows:

                                           NET ASSETS OF FUNDS (IN MILLIONS)
                                          ----------------------------------
                                          FIRST    NEXT    NEXT        OVER
                                           $500    $500    $500    $1.5 BILLION
                                          ------  ------  ------  --------------
 Bond & Mortgage Securities Fund           .55%    .53%    .51%        .50%
 Disciplined LargeCap Blend Fund           .60     .58     .56         .55
 Diversified International Fund            .90     .88     .86         .85
 Government Securities Fund                .40     .38     .36         .35
 High Quality Short-Term Bond Fund         .40     .38     .36         .35
 International Emerging Markets Fund      1.35    1.33    1.31        1.30
 LargeCap Growth Fund                      .55     .53     .51         .50
 LargeCap Value Fund                       .45     .43     .41         .40
 MidCap Blend Fund                         .65     .63     .61         .60
 Money Market Fund                         .40     .38     .37         .36
 Partners LargeCap Blend Fund              .75     .73     .71         .70
 Partners LargeCap Blend Fund I            .45     .43     .41         .40
 Partners MidCap Growth Fund              1.00     .98     .96         .95
 Real Estate Securities Fund               .85     .83     .81         .80
 SmallCap Blend Fund                       .75     .73     .71         .70

                                     PART C

                                OTHER INFORMATION

Item 15.       Indemnification

         Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.   Was committed in bad faith; or

               2. Was the result of active and deliberate dishonesty; or

       (ii) The corporate representative actually received an improper personal benefit in money, property, or services; or

      (iii) In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

         If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of the Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to
Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of the Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

         The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.


Item 16. Exhibits.

* Unless otherwise stated, all filing references are to File No. 33-59474

1     (1)      a.  Articles of Amendment and Restatement (filed 4/12/96)
               b.  Articles of Amendment and Restatement (filed 9/22/00)
               c.  Articles of Amendment and Restatement dated 6/14/02
                   (filed 12/30/02)

      (2)      Articles of Amendment (filed 9/12/97)

      (3)      a.  Certificate of Correction dated 9/14/00 (filed 9/22/00)
               b.  Certificate of Correction dated 12/13/00 (filed 10/12/01)

      (4)      a.  Articles Supplementary dated 12/11/00 (filed 10/12/01)
               b.  Articles Supplementary dated 3/12/01 (filed 10/12/01)
               c.  Articles Supplementary dated 4/16/02 (filed 12/30/02)
               d.  Articles Supplementary dated 9/25/02 (filed 12/30/02)
               e.  Articles Supplementary dated 2/5/03 (filed 02/26/03)
               f.  Articles Supplementary dated 4/30/03 (filed 9/11/03)
               g.  Articles Supplementary dated 6/10/03 (filed 9/11/03)
               h.  Articles Supplementary dated 9/9/03 (filed 9/11/03)
               i.  Articles Supplementary dated 11/6/03 (filed 12/15/03)
               j.  Articles Supplementary dated 1/29/04 (filed 2/26/04)
               k.  Articles Supplementary dated 3/8/04  (filed 7/27/04)
               l.  Articles Supplementary dated 6/14/04 (filed 9/27/04)
               m.  Articles Supplementary dated 9/13/04 (filed 12/13/04)
               n.  Articles Supplementary dated 10/1/04 (filed 12/13/04)
               o.  Articles Supplementary dated 12/13/04 (filed 2/28/05)

2      By-laws (filed 9/11/03)

3      Not Applicable

4      Form of Agreement and Plan of Reorganization
       (filed herewith as Exhibit A to the Proxy Statement/Prospectus).

5      Included in Exhibits 1 and 2 hereto.

6      (1)  a. Management Agreement (filed 9/12/97)
            b. 1st Amendment to the Management Agreement (filed 9/22/00)
            c. Management Agreement (filed 12/5/00)
            d. Amendment to Management Agreement dated 9/9/02 (filed 12/30/02)
            e. Amendment to Management Agreement dated 3/11/02 (filed 02/26/03)
            f. Amendment to Management Agreement dated 12/10/02 (filed 02/26/03)
            g. Amendment to Management Agreement dated 10/22/03 (filed 12/15/03)
            h. Amendment to Management Agreement dated 3/8/04 (filed 6/1/04)
            i. Amendment to Management Agreement dated 6/14/04 (filed 9/27/04)
            j. Amendment to Management Agreement dated 7/29/04 (filed 9/27/04)
            k. Amendment to Management Agreement dated 9/13/04 (filed 9/27/04)
            l. Amendment to Management Agreement dated 12/13/04 (filed 2/28/05)
            m. Amendment to Management Agreement dated 1/1/05 (filed 2/28/05)

       (2)  a. Invista Sub-Advisory Agreement (filed 9/12/97)
            b. 1st Amendment to the Invista Sub-Advisory Agreement (filed
               2/25/02)
            c. 2nd Amendment to the Invista Sub-Advisory Agreement (filed
               2/25/02)

       (3)  a. American Century Sub-Advisory Agreement (filed 12/5/00)
            b. Amended &Restated Sub-Advisory Agreement with Amer. Century
               (filed 9/11/03)
            c. Amended &Restated Sub-Advisory Agreement with Amer. Century
               (filed 9/27/04)

       (4)  a. Bernstein Sub-Advisory Agreement (filed 12/5/00)
            b. Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03
               (filed 9/11/03)
            c. Amended &Restated Bernstein Sub-Advisory Agreement dated
               7/1/04 (filed 9/27/04)

       (5)  a. BT Sub-Advisory Agreement (filed 9/22/00)

       (6)  a. Federated Sub-Advisory Agreement (filed 12/5/00)
            b. Federated Amended &Restated Sub-Advisory Agreement dated
               10/31/03 (filed 12/15/03)

       (7)  a. Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)
            b. Amended &Restated Sub-AdvisoryAgreement with Neuberger Berman
               (filed 9/11/03)
            c. Amended &Restated Sub-Advisory Agreement with Neuberger Berman dated 10/31/03 (filed 12/15/03)
            d. Amended &Restated Sub-Advisory Agreement with Neuberger
               Berman dated 7/1/04 (filed 2/28/05)

       (8)  a. Morgan Stanley Sub-Advisory Agreement-PLCGI (filed 12/5/00)
            b. Amended &Restated Sub-Advisory Agreement with MSAM dated
               11/25/03 (filed 7/27/04)
            c. Amended &Restated Sub-Advisory Agreement with MSAM dated
               6/30/04 (filed 2/28/05)

       (9) a. Principal Capital Income Investors Sub-Advisory Agreement (filed 2/27/01)
            b. 1st Amendment to the PCII Sub-Advisory Agreement
               (filed 10/12/01)
            c. 2nd Amendment to the PCII Sub-Advisory Agreement
               (filed 10/12/01)
            d. 3rd Amendment to the PCII Sub-Advisory Agreement
               (filed 10/12/01)

     (10) a. Principal Capital Real Estate Investors Sub-Advisory Agreement (filed 2/27/01)
            b. 1st Amendment to the PCREI Sub-Advisory Agreement
               (filed 10/12/01)
            c. 2nd Amendment to the PCREI Sub-Advisory Agreement
               (filed 10/12/01)
            d. Amended & Restated Sub-Advisory Agreement with PCREI
               (filed 9/11/03)

     (11)   a. Turner Sub-Advisory Agreement (filed 12/5/00)

     (12)   a. PCII Cash Management Sub-Advisory Agreement (filed 2/27/01)
            b. Amendment to PCII Cash Management Sub-Advisory Agreement
               (filed 12/30/02)
            c. Amended &Restated Cash Management Sub-Advisory Agreement
               dated 10/23/03 (filed 12/15/03)

     (13)   a. Ark Asset Management Sub-Advisory Agreement (filed 2/27/01)
            b. Amended &Restated Sub-Advisory Agreement with Ark
               (filed 9/11/03)

     (14)   a. Morgan Stanley Sub-Advisory Agreement - PMCB (filed 2/27/01)
            b. Amended &Restated Sub-Advisory Agreement with MSAM dated
               11/25/03 (filed 7/27/04)

     (15)   a. Spectrum Sub-Advisory Agreement (filed 04/29/02)
            b. Amended &Restated Sub-Advisory Agreement with Spectrum (filed
               9/11/03)

     (16)   a. UBS Global Asset Management Sub-Advisory Agreement (filed
               04/29/02)
            b. Amended &Restated Sub-Advisory Agreement with UBS
               (filed 9/11/03)
            c. Amended &Restated Sub-Advisory Agreement with UBS dated
               4/1/04 filed 6/1/04)

     (17)   a. Dreyfus Sub-Advisory Agreement(filed 12/30/02)
            b. Amended Dreyfus Sub-Advisory Agreement dated 11/25/03 (filed
               12/15/03)
            c. Amended Dreyfus Sub-Advisory Agreement dated 6/30/04
               (filed 2/28/05)

     (18)   a. JP Morgan Sub-Advisory Agreement (filed 12/30/02)
            b. Amended &Restated Sub-Advisory Agreement with JP Morgan
               (filed 9/11/03)

     (19)   a. Principal Global Investors Sub-Advisory Agreement (filed
               12/30/02)
            b. Amended and Restated PGI Sub-Advisory Agreement
               (filed 02/26/03)
            c. Amended &Restated Sub-Advisory Agreement with
               PGI (filed 9/11/03)
            d. Amended &Restated Sub-Advisory Agreement
               with PGI (filed 6/1/04)
            e. Amended &Restated Sub-Advisory Agreement with PGI dtd 7-04
               (filed 9/27/04)
            f. Amended &Restated Sub-Advisory Agreement with PGI dtd 9-13-04
               (filed 12/13/04)

     (20)   a. Putnam Sub-Advisory Agreement(filed 12/30/02)
            b. Amended &Restated Sub-Advisory Agreement with Putnam (filed
               9/11/03)

     (21)   a. Goldman Sachs Sub-Advisory Agreement(filed 12/30/02)
            b. Amended &Restated Sub-Advisory Agreement with Goldman Sachs
               (filed 9/11/03)
            c. Amended &Restated Goldman Sachs Sub-Advisory Agreement dated
               11/20/03 (filed 12/15/03)
            d. Amended &Restated Goldman Sachs Sub-Advisory Agreement
               dated 6/30/04 (filed 2/28/05)

     (22)   a. Wellington Sub-Advisory Agreement (filed 12/30/02)
            b. Amended &Restated Sub-Advisory Agreement with Wellington
               (filed 9/11/03)

     (23)   a. Fidelity Sub-Advisory Agreement (filed 2/26/04)
            b. Fidelity Sub-Sub-Advisory Agreement (filed 12/15/03)
            c. Amended &Restated Fidelity Sub-Advisory Agreement dated
               12/29/04 (filed on 2/28/05)

     (24)   a. T. Rowe Price Sub-Advisory Agreement (filed 6/1/04)
            b. Amended &Restated Sub-Advisory Agreement with T. Rowe Price
               (filed 9/27/04)

     (25)   a. Grantham, Mayo, Van Otterloo Sub-Advisory Agreement
               (filed 6/1/04)

     (26)   a. Mazama Capital Management Sub-Advisory Agreement
               (filed 6/1/04)

     (27)   a. Dimensional Fund Advisors Sub-Advisory Agreement
               (filed 6/1/04)

     (28)   a. Emerald Advisors, Inc. Sub-Advisory Agreement (filed 9/27/04)

     (29)   a. Los Angeles Capital Management Sub-Advisory Agreement (filed
               9/27/04)

     (30) a. Post Advisory Group Sub-Advisory Agreement dated 12/29/04 (filed 2/28/05)

     (31) a. Mellon Equity Associates LLP Sub-Advisory Agreement dated 12/21/04 (filed 2/28/05)

7     (1)   a.  Distribution Agreement (filed 4/12/96)
            b. 1st Amendment to the Distribution Agreement (filed 9/22/00)
            c. Distribution Agreement (filed 9/22/00)
            d. Distribution Plan and Agreement (Select Class)
               (filed 12/30/02)
            e. Amended and Restated Distribution Plan and Agreement
               (Select Class)(filed 12/30/02)
            f. Amended and Restated Distribution Plan and Agreement
               (Advisors Select Class)(filed 12/30/02)
            g. Amended and Restated Distribution Plan and Agreement
               (Advisors Preferred Class)(filed 12/30/02)
            h. Amended and Restated Distribution Plan and Agreement
               (Class J)(filed 12/30/02)
            i. Amended and Restated Distribution Agreement (filed 12/30/02)
            j. Amendment to Distribution Plan and Agreement (Advisors
               Preferred Class) (filed 02/26/03)
            k. Amendment to Distribution Plan and Agreement (Advisors Select
               Class) (filed 02/26/03)
            l. Amendment to Distribution Plan and Agreement (Select Class)
               (filed 02/26/03)
            m. Amendment to Distribution Agreement dated 03/02
               (filed 02/26/03)
            n. Amendment to Distribution Agreement dated 12/02
               (filed 02/26/03)
            o. Amended &Restated Distribution Agreement dated 10/22/03
               (filed 12/15/03)
            p. Amended &Restated Distribution Agreement dated 6/14/04
               (filed 9/27/04)

      (2)   a. Selling Agreement--Advantage Classes (filed 9/11/03)
            b. Selling Agreement--J Shares (filed 9/11/03)

8      Not Applicable

9     (1)   a. Domestic Portfolio Custodian Agreement with Bank of New York
               (filed 4/12/96)
            b. Domestic Funds Custodian Agreement with Bank of New York filed 12/5/00)

      (2) a. Global Portfolio Custodian Agreement with Chase Manhattan Bank (filed 4/12/96)
            b. Global Funds Custodian Agreement with Chase Manhattan Bank
               (filed 12/5/00)

10     Rule 12b-1 Plan
      (1)   Advisors Preferred Plan (filed 9/22/2000)
            a. Amended &Restated dated 9/9/02 (filed 12/30/02)
            b. Amended &Restated dated 3/11/04 (filed 3/14/04)
            c. Amended &Restated dated 6/14/04 (filed 9/27/04)
            d. Amended &Restated dated 9/13/04 (filed 9/27/04)
            e. Amended &Restated dated 12/13/04 (filed 2/28/05)

      (2)   Advisors Select Plan (filed 9/22/2000)
            a. Amended &Restated dated 9/9/02 (filed 12/30/02)
            b. Amended &Restated dated 3/11/04 (filed 3/14/04)
            c. Amended &Restated dated 6/14/04 (filed 9/27/04)
            d. Amended &Restated dated 9/13/04 (filed 9/27/04)
            e. Amended &Restated dated 12/13/04 (filed 2/28/05)

      (3)   Select Plan (filed 12/30/02)
            a. Amended &Restated dated 9/9/02 (filed 12/30/02)
            b. Amended &Restated dated 3/11/04 (filed 3/14/04)
            c. Amended &Restated dated 6/14/04 (filed 9/27/04)
            d. Amended &Restated dated 9/13/04 (filed 9/27/04)
            e. Amended & Restated dated 12/13/04 (filed 2/28/05)

      (4)   Class J Plan (filed 12/30/02)
            a. Amended &Restated dated 9/9/02 (filed 12/30/02)
            b. Amended &Restated dated 9/13/04 (filed 9/27/04)
            c. Amended &Restated dated 12/13/04 (filed 2/28/05)

      (5)   Advisors Signature Plan (filed 12/13/04)
            a. Amended &Restated dated 9/13/04 (filed 9/27/04)
            b. Amended &Restated dated 12/13/04 (filed 2/28/05)

      (6)   Class A Plan (filed 2/28/05)

      (7)   Class B Plan (filed 2/28/05)

      (n)   Rule 18f-3 Plan (filed 9/27/04)

11 Opinion and Consent of Michael D. Roughton, regarding legality of issuance of shares and other matters- *

12     Forms of Opinions and Consents of counsel on tax matters

      (a)(i)    Form of Opinion of Randy Bergstrom- *
      (a)(ii)   Form of Opinion of Carolyn Kolks- *
      (b)(i)    Form of Opinion of Randy Bergstrom- *
      (b)(ii)   Form of Opinion of Carolyn Kolks- *
      (c)(i)    Form of Opinion of Randy Bergstrom- *
      (c)(ii)   Form of Opinion of Carolyn Kolks- *
      (d)       Consent of Randy Bergstrom- *
      (e)       Consent of Carolyn Kolks- *

13     Not Applicable

14     Consent of Independent Registered Public Accountants

15     Not Applicable

16    (a) Powers of Attorney - previously filed.

17    (a) Prospectus of Principal Investors Fund, Inc. dated April__, 2005
          (filed ______).

      (b) Statement of Additional Information of Principal Investors Fund, Inc. dated March 1, 2005 (filed _________)

      (c) Annual Report of Principal Investors Fund, Inc. for the fiscal year ended October 31, 2004 (filed 12/28/04)

      (d) Prospectuses of the Acquired Funds (Principal Mutual Funds) dated March 1, 2005 (filed _____)

      (e) Statements of Additional Information of the Acquired Funds (Principal Mutual Funds) dated March 1, 2005 (filed -------)

      (f) Annual Reports of the Acquired Funds (Principal Mutual Funds) for the fiscal years ended October 31, 2004 (filed 12/28/04)

* Filed Herewith.

Item 17.       Undertakings

         (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Principal Investors Fund, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Des Moines and State of Iowa, on the 10th day of March, 2005.

                                       Principal Investors Fund, Inc.
                                              (Registrant)

                                       By   /s/ R. C. Eucher
                                       R. C. Eucher
                                       Director, President and
                                       Chief Executive Officer

Attest:  /s/ A. S. Filean
A. S. Filean
Senior Vice President and Secretary

         Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                      Title                                       Date

/s/ R. C. Eucher               Director, President and            March  10,2005
R. C. Eucher                   Chief Executive Officer
                               (Principal Executive Officer)

  (L. D. Zimpleman)*           Director and Chairman              March  10,2005
L. D. Zimpleman                of the Board

/s/ J. R. Brown                Vice President and                 March  10,2005
J. R. Brown                    Chief Financial Officer
                               (Principal Accounting Officer)

   (J. E. Aschenbrenner)*      Director                           March  10,2005
J. E. Aschenbrenner

   (E. Ballantine)*            Director                           March  10,2005
E. Ballantine


   (J. D. Davis)*              Director                           March  10,2005
J. D. Davis

   (R. W. Gilbert)*            Director                           March  10,2005
R. W. Gilbert

   (M. A. Grimmett)*           Director                           March  10,2005
M. A. Grimmett

   (W. C. Kimball)*            Director                           March  10,2005
W. C. Kimball

   (B. A. Lukavsky)*           Director                           March  10,2005
B. A. Lukavsky



*By    /s/ R. C. Eucher
R. C. Eucher
Director, President and Chief Executive Officer
Pursuant to Powers of Attorney previously filed or filed herewith.

                                  EXHIBIT INDEX


    Exhibit No.      Description

         4 Form of Agreement and Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus)

        11 Opinion and Consent of Michael D. Roughton regarding legality of issuance of shares and other matters.

        12           Forms of Opinions and Consents of counsel on tax matters.

        (a)(i)       Form of Opinion of Randy Bergstrom
        (a)(ii)      Form of Opinion of Carolyn Kolks
        (b)(i)       Form of Opinion of Randy Bergstrom
        (b)(ii)      Form of Opinion of Carolyn Kolks
        (c)(i)       Form of Opinion of Randy Bergstrom
        (c)(ii)      Form of Opinion of Carolyn Kolks
        (d)          Consent of Randy Bergstrom
        (e)          Consent of Carolyn Kolks

        14           Consent of Independent Registered Public Accountants.

The fee schedule described above is reflected in the pro forma statements of operations.

Effective February 28, 2005, Principal LargeCap Stock Index Fund, Inc. and Principal Limited Term Bond Fund, Inc. exchanged all Class B shares into Class A shares. The pro forma financial statements do not reflect the discontinuation of Class B shares.

Effective March 1, 2005, International Fund I and LargeCap Blend Fund I changed their names to Diversified International Fund and Disciplined LargeCap Blend Fund, respectively.

                                       35